Schedule of Investments (unaudited)
WisdomTree Asia Defense Fund (WDAF)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.9%
Australia — 6.6%
Aerospace & Defense — 4.0%
Austal Ltd.*	83,906	$235,427
DroneShield Ltd.*	199,213	333,996
Electro Optic Systems Holdings Ltd.*	44,599	318,251
Total Aerospace & Defense		887,674
Construction & Engineering — 1.0%
Ventia Services Group Pty. Ltd.	51,966	222,853
Electronic Equipment, Instruments & Components — 1.6%
Codan Ltd.	11,499	351,641
Total Australia		1,462,168
India — 30.3%
Aerospace & Defense — 22.8%
Apollo Micro Systems Ltd.	29,466	132,219
Bharat Dynamics Ltd.	19,304	279,061
Bharat Electronics Ltd.	396,587	1,725,298
Data Patterns India Ltd.	5,169	245,828
Dcx Systems Ltd.*	11,727	24,619
Garden Reach Shipbuilders & Engineers Ltd.	5,950	171,362
Hindustan Aeronautics Ltd.	38,141	1,765,324
ideaForge Technology Ltd.*	4,075	35,113
Mazagon Dock Shipbuilders Ltd.	15,300	403,533
Paras Defence & Space Technologies Ltd.	6,493	88,421
Zen Technologies Ltd.	8,361	156,641
Total Aerospace & Defense		5,027,419
Automobile Components — 1.8%
Bharat Forge Ltd.	17,054	386,288
Dynamatic Technologies Ltd.	229	25,143
Total Automobile Components		411,431
Chemicals — 1.7%
Premier Explosives Ltd.	5,550	47,254
Solar Industries India Ltd.	1,694	334,581
Total Chemicals		381,835
Communications Equipment — 1.1%
Astra Microwave Products Ltd.	8,941	166,392
Avantel Ltd.	37,874	71,668
Total Communications Equipment		238,060
Electrical Equipment — 0.3%
HBL Engineering Ltd.	7,949	68,209
Electronic Equipment, Instruments & Components — 0.1%
Centum Electronics Ltd.	391	15,630
Machinery — 1.7%
BEML Ltd.	5,193	96,576
Cochin Shipyard Ltd.(a)	17,776	283,169
Total Machinery		379,745
Metals & Mining — 0.8%
Mishra Dhatu Nigam Ltd.(a)	9,510	42,040
PTC Industries Ltd.*	702	127,179
Total Metals & Mining		169,219
Total India		6,691,548
Japan — 15.1%
Aerospace & Defense — 1.4%
Astroscale Holdings, Inc.*	13,830	100,071
Axelspace Holdings Corp.*	5,700	17,851
QPS Holdings, Inc.*	15,700	188,178
Total Aerospace & Defense		306,100
Electronic Equipment, Instruments & Components — 0.5%
Nippon Avionics Co. Ltd.	3,900	119,022
Machinery — 13.2%
IHI Corp.	60,500	1,009,357
Kawasaki Heavy Industries Ltd.	51,750	930,561
Mitsubishi Heavy Industries Ltd.	40,820	920,758
Tokyo Keiki, Inc.	1,330	50,982
Total Machinery		2,911,658
Total Japan		3,336,780
Singapore — 4.0%
Aerospace & Defense — 4.0%
Singapore Technologies Engineering Ltd.	108,675	872,962
South Korea — 42.1%
Aerospace & Defense — 26.2%
Firstec Co. Ltd.*	6,414	25,543
Hanwha Aerospace Co. Ltd.	2,512	1,613,271
Hanwha Systems Co. Ltd.	17,140	807,604
Korea Aerospace Industries Ltd.	17,964	1,697,495
LIG Defense&Aerospace Co. Ltd.	3,331	1,545,852
Samyang Comtech Co. Ltd.*	3,280	14,777
Satrec Initiative Co. Ltd.	940	54,727
SNT Dynamics Co. Ltd.	878	19,863
Total Aerospace & Defense		5,779,132
Automobile Components — 0.1%
SNT Motiv Co. Ltd.	887	14,828
Electrical Equipment — 0.5%
Vitzrocell Co. Ltd.	4,063	106,210
Electronic Equipment, Instruments & Components — 0.8%
Woori Technology, Inc.*	23,319	183,626
Machinery — 14.1%
Hanwha Ocean Co. Ltd.*	10,142	656,582
HD Hyundai Heavy Industries Co. Ltd.	2,100	802,427
HJ Shipbuilding & Construction Co. Ltd.*	2,211	28,756
Hyundai Rotem Co. Ltd.	13,514	1,509,019
MNC Solution Co. Ltd.	1,449	22,072
SK oceanplant Co. Ltd.*	3,927	38,350
STX Engine Co. Ltd.*	3,229	61,066
Total Machinery		3,118,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Asia Defense Fund (WDAF)
June 30, 2026

Investments	Shares	Value
Metals & Mining — 0.4%
Poongsan Corp.	2,225	$92,487
Total South Korea		9,294,555
Taiwan — 1.8%
Aerospace & Defense — 1.1%
Aerospace Industrial Development Corp.	118,000	209,653
Air Asia Co. Ltd.	18,000	27,602
Total Aerospace & Defense		237,255
Machinery — 0.6%
CSBC Corp. Taiwan*	167,000	101,175
Lungteh Shipbuilding Co. Ltd.	8,000	34,279
Total Machinery		135,454
Technology Hardware, Storage & Peripherals — 0.1%
Mildef Crete, Inc.	6,000	22,695
Total Taiwan		395,404
TOTAL COMMON STOCKS (COST: $23,395,569)		22,053,417
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)
(Cost: $16,534)	16,534	16,534
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $23,412,103)		22,069,951
Other Assets less Liabilities — 0.0%		3,681
NET ASSETS — 100.0%		$22,073,632

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$22,053,417	$–	$–	$22,053,417
Mutual Fund	–	16,534	–	16,534
Total Investments in Securities	$22,053,417	$16,534	$–	$22,069,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree China ex-State-Owned Enterprises Fund (CXSE)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.5%
China — 97.1%
Aerospace & Defense — 0.1%
Kuang-Chi Technologies Co. Ltd., Class A	150,800	$673,579
Air Freight & Logistics — 1.3%
J&T Global Express Ltd.*	1,375,200	1,466,029
JD Logistics, Inc.*(a)	663,700	994,443
SF Holding Co. Ltd., Class A	272,761	1,256,115
SF Holding Co. Ltd., Class H(b)	154,400	593,418
ZTO Express Cayman, Inc.	93,632	2,048,859
Total Air Freight & Logistics		6,358,864
Automobile Components — 0.5%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	122,100	797,179
Fuyao Glass Industry Group Co. Ltd., Class A	156,567	1,163,412
Minth Group Ltd.*	170,300	573,743
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	18,000	110,074
Total Automobile Components		2,644,408
Automobiles — 3.4%
BYD Co. Ltd., Class A	325,400	3,820,622
BYD Co. Ltd., Class H(b)	596,300	5,509,010
Geely Automobile Holdings Ltd.	969,900	2,085,235
Great Wall Motor Co. Ltd., Class H	488,900	549,245
Li Auto, Inc., Class A*	213,900	1,256,880
NIO, Inc., Class A*	312,150	1,542,032
XPeng, Inc., Class A*	251,800	1,626,318
Yadea Group Holdings Ltd.(a)(b)	332,200	377,440
Zhejiang Leapmotor Technology Co. Ltd., Class H*(a)	103,000	452,871
Total Automobiles		17,219,653
Banks — 0.8%
China Minsheng Banking Corp. Ltd., Class H	2,111,900	845,616
China Minsheng Banking Corp. Ltd., Class A	3,455,556	1,639,200
Ping An Bank Co. Ltd., Class A	1,060,500	1,570,128
Total Banks		4,054,944
Beverages — 0.6%
Budweiser Brewing Co. APAC Ltd.(a)(b)	774,100	602,140
Eastroc Beverage Group Co. Ltd., Class A	22,180	403,311
Nongfu Spring Co. Ltd., Class H(a)	363,300	1,835,483
Total Beverages		2,840,934
Biotechnology — 2.1%
3SBio, Inc.*(a)	449,500	968,121
Abbisko Cayman Ltd.*	312,000	427,694
Akeso, Inc.*(a)	141,600	1,589,875
Ascentage Pharma Group International*(a)	98,100	415,315
Everest Medicines Ltd.*(a)(b)	119,000	371,778
HBM Holdings Ltd.*(a)	385,000	512,545
InnoCare Pharma Ltd., Class H*(a)	371,000	561,086
Innovent Biologics, Inc.*(a)	251,200	2,549,782
Keymed Biosciences, Inc.*(a)	98,000	884,144
Lepu Biopharma Co. Ltd., Class H*(a)	701,000	347,727
Remegen Co. Ltd., Class H*(a)	62,500	592,160
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	13,800	767,600
Zai Lab Ltd.*(b)	326,000	601,113
Total Biotechnology		10,588,940
Broadline Retail — 9.0%
Alibaba Group Holding Ltd.	2,472,100	29,269,705
JD.com, Inc., Class A	435,852	5,516,199
MINISO Group Holding Ltd.	114,800	345,188
PDD Holdings, Inc., ADR*	120,354	9,180,603
Vipshop Holdings Ltd., ADR	50,312	667,137
Total Broadline Retail		44,978,832
Building Products — 0.2%
Xinyi Glass Holdings Ltd.(b)	837,982	911,495
Capital Markets — 1.3%
East Money Information Co. Ltd., Class A	1,887,243	5,666,178
JF SmartInvest Holdings Ltd.	73,900	288,361
Up Fintech Holding Ltd., ADR*(b)	73,671	324,152
Total Capital Markets		6,278,691
Chemicals — 1.5%
Dongyue Group Ltd.	552,900	1,345,226
Fufeng Group Ltd.	680,000	410,148
Ganfeng Lithium Group Co. Ltd., Class H(a)	146,740	941,211
Ganfeng Lithium Group Co. Ltd., Class A	111,400	1,073,300
Guangzhou Tinci Materials Technology Co. Ltd., Class A	104,500	791,755
Kingfa Sci & Tech Co. Ltd., Class A	157,300	358,027
Ningxia Baofeng Energy Group Co. Ltd., Class A	159,000	476,204
Satellite Chemical Co. Ltd., Class A	122,800	424,952
Tianqi Lithium Corp., Class A*	97,388	879,763
Zangge Mining Co. Ltd., Class A	57,300	585,155
Zhejiang NHU Co. Ltd., Class A	109,160	457,031
Total Chemicals		7,742,772
Commercial Services & Supplies — 0.1%
Tuhu Car, Inc.*(a)	290,400	470,295
Communications Equipment — 6.4%
Hengtong Optic-electric Co. Ltd., Class A	160,069	2,578,366
Suzhou TFC Optical Communication Co. Ltd., Class A	70,952	3,163,782
Zhongji Innolight Co. Ltd., Class A	139,200	26,043,606
Total Communications Equipment		31,785,754
Construction & Engineering — 0.2%
China Conch Venture Holdings Ltd.	614,163	852,085
Consumer Finance — 0.2%
Lufax Holding Ltd., ADR*	208,205	274,831
Qfin Holdings, Inc., ADR	32,932	520,655
Total Consumer Finance		795,486
Consumer Staples Distribution & Retail — 0.4%
East Buy Holding Ltd.*(a)	231,500	666,569
JD Health International, Inc.*	229,750	962,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree China ex-State-Owned Enterprises Fund (CXSE)
June 30, 2026

Investments	Shares	Value
Ping An Healthcare & Technology Co. Ltd.*(a)(b)	404,900	$360,391
Total Consumer Staples Distribution & Retail		1,989,080
Diversified Consumer Services — 0.4%
New Oriental Education & Technology Group, Inc.	282,500	1,292,532
TAL Education Group, ADR*	91,141	872,219
Total Diversified Consumer Services		2,164,751
Electrical Equipment — 7.6%
Contemporary Amperex Technology Co. Ltd., Class A	399,362	23,122,165
Eve Energy Co. Ltd., Class A	145,900	1,397,743
GEM Co. Ltd., Class A	330,700	322,028
Goldwind Science & Technology Co. Ltd., Class H	425,600	570,936
Goldwind Science & Technology Co. Ltd., Class A	176,200	620,386
Gotion High-tech Co. Ltd., Class A	97,200	393,926
Harbin Electric Co. Ltd., Class H	446,000	871,293
Jiangsu Zhongtian Technology Co. Ltd., Class A	239,000	2,136,494
Sungrow Power Supply Co. Ltd., Class A	204,560	4,792,152
Sunwoda Electronic Co. Ltd., Class A	117,208	327,899
TBEA Co. Ltd., Class A	444,800	1,474,367
Wolong Electric Group Co. Ltd., Class A	102,800	501,279
Zhejiang Huayou Cobalt Co. Ltd., Class A	168,950	1,201,168
Total Electrical Equipment		37,731,836
Electronic Equipment, Instruments & Components — 12.4%
AAC Technologies Holdings, Inc.	201,700	1,098,258
Avary Holding Shenzhen Co. Ltd., Class A	49,500	768,461
BYD Electronic International Co. Ltd.(b)	215,500	574,883
Chaozhou Three-Circle Group Co. Ltd., Class A	133,200	3,275,056
Eoptolink Technology, Inc. Ltd., Class A	183,456	16,405,096
Foxconn Industrial Internet Co. Ltd., Class A	670,100	7,122,527
GoerTek, Inc., Class A	273,600	908,104
Kingboard Holdings Ltd.	247,800	3,725,508
Lens Technology Co. Ltd., Class A	194,600	1,538,338
Lingyi iTech Guangdong Co., Class A	256,200	654,465
Luxshare Precision Industry Co. Ltd., Class A	656,276	6,806,398
OFILM Group Co. Ltd., Class A*	237,400	330,849
RoboSense Technology Co. Ltd.*	159,500	451,934
Sunny Optical Technology Group Co. Ltd.	146,500	1,139,562
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A*	161,800	6,253,422
TCL Technology Group Corp., Class A	2,146,800	1,840,656
Unisplendour Corp. Ltd., Class A	169,200	719,374
Victory Giant Technology Huizhou Co. Ltd., Class A	84,800	4,327,823
WUS Printed Circuit Kunshan Co. Ltd., Class A	166,900	3,756,971
Zhejiang Dahua Technology Co. Ltd., Class A	132,100	320,909
Total Electronic Equipment, Instruments & Components		62,018,594
Entertainment — 2.3%
China Ruyi Holdings Ltd.*(b)	3,192,000	606,484
Giant Network Group Co. Ltd., Class A	117,100	475,438
iQIYI, Inc., ADR*	314,463	327,042
Kingnet Network Co. Ltd., Class A	158,000	378,241
Kingsoft Corp. Ltd.	277,000	783,451
NetEase Cloud Music, Inc.*(a)	30,850	404,800
NetEase, Inc.	284,015	7,330,307
Tencent Music Entertainment Group, Class A	175,100	734,156
XD, Inc.*(b)	98,000	556,105
Total Entertainment		11,596,024
Food Products — 1.9%
China Feihe Ltd.(a)(b)	1,722,100	614,875
Foshan Haitian Flavouring & Food Co. Ltd., Class A	171,647	838,511
Guangdong Haid Group Co. Ltd., Class A	67,403	442,965
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	721,400	2,546,368
Muyuan Foods Group Co. Ltd., Class A	323,674	1,668,438
Tingyi Cayman Islands Holding Corp.	719,000	896,681
Uni-President China Holdings Ltd.(b)	743,000	639,533
Want Want China Holdings Ltd.	1,566,100	677,001
Wens Foodstuff Group Co. Ltd., Class A	656,200	1,190,982
Total Food Products		9,515,354
Gas Utilities — 0.2%
ENN Energy Holdings Ltd.	179,900	928,170
Health Care Equipment & Supplies — 0.7%
Microport Scientific Corp.*	390,200	307,003
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,043,200	421,694
Shanghai MicroPort MedBot Group Co. Ltd., Class H*	185,500	542,635
Shanghai United Imaging Healthcare Co. Ltd., Class A	49,956	744,998
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	77,974	1,560,284
Total Health Care Equipment & Supplies		3,576,614
Health Care Providers & Services — 0.1%
Aier Eye Hospital Group Co. Ltd., Class A	425,580	517,868
Hotels, Restaurants & Leisure — 3.7%
Atour Lifestyle Holdings Ltd., ADR	22,460	714,228
Guming Holdings Ltd.(b)	228,400	615,703
H World Group Ltd.	359,970	1,531,309
Haidilao International Holding Ltd.(a)	455,000	616,178
Meituan, Class B*(a)	864,600	7,552,247
Mixue Group, Class H*(b)	13,100	381,872
Tongcheng Travel Holdings Ltd.	304,800	466,020
Trip.com Group Ltd.*	104,727	4,161,276
Yum China Holdings, Inc.	64,250	2,618,486
Total Hotels, Restaurants & Leisure		18,657,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree China ex-State-Owned Enterprises Fund (CXSE)
June 30, 2026

Investments	Shares	Value
Household Durables — 2.9%
Gree Electric Appliances, Inc. of Zhuhai, Class A	554,100	$3,061,101
Haier Smart Home Co. Ltd., Class H	456,500	1,163,072
Haier Smart Home Co. Ltd., Class A	428,300	1,287,802
Hisense Home Appliances Group Co. Ltd., Class H	149,000	462,843
Midea Group Co. Ltd., Class A	671,300	7,469,548
Midea Group Co. Ltd., Class H	98,500	1,037,497
Total Household Durables		14,481,863
Industrial Conglomerates — 0.1%
Fosun International Ltd.*	1,093,700	555,075
Insurance — 3.6%
Ping An Insurance Group Co. of China Ltd., Class H	1,092,400	7,111,281
Ping An Insurance Group Co. of China Ltd., Class A	1,478,494	10,398,247
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)	378,400	434,274
Total Insurance		17,943,802
Interactive Media & Services — 9.4%
Autohome, Inc., ADR(b)	28,151	535,713
Baidu, Inc., Class A*	357,450	4,995,699
Bilibili, Inc., Class Z*	62,165	1,044,004
JOYY, Inc., ADR	13,386	883,342
Kuaishou Technology(a)	447,500	2,373,869
Meitu, Inc.*(a)	950,500	454,521
Newborn Town, Inc.*(b)	450,000	433,241
Tencent Holdings Ltd.	652,000	35,734,228
Weibo Corp., Class A	57,620	415,138
Total Interactive Media & Services		46,869,755
IT Services — 0.6%
Chinasoft International Ltd.*	1,052,000	389,031
GDS Holdings Ltd., Class A*(b)	272,700	982,020
Kingsoft Cloud Holdings Ltd.*(b)	870,000	514,763
Range Intelligent Computing Technology Group Co. Ltd., Class A	45,300	554,371
Vnet Group, Inc., ADR*	76,220	612,809
Total IT Services		3,052,994
Leisure Products — 0.0%
Bloks Group Ltd.*(b)	42,300	224,175
Life Sciences Tools & Services — 2.6%
Genscript Biotech Corp.*	454,400	708,656
Pharmaron Beijing Co. Ltd., Class H(a)	229,100	533,161
WuXi AppTec Co. Ltd., Class H(a)	96,795	1,897,130
WuXi AppTec Co. Ltd., Class A	312,547	5,732,945
Wuxi Biologics Cayman, Inc.*(a)	630,900	2,783,601
WuXi XDC Cayman, Inc.*	82,000	596,540
XtalPi Holdings Ltd.*	573,000	558,967
Total Life Sciences Tools & Services		12,811,000
Machinery — 2.2%
Haitian International Holdings Ltd.	298,400	713,461
Jiangsu Hengli Hydraulic Co. Ltd., Class A	36,700	581,534
Sany Heavy Equipment International Holdings Co. Ltd.	692,000	585,928
Sany Heavy Industry Co. Ltd., Class A	792,848	2,018,328
Shenzhen Inovance Technology Co. Ltd., Class A	252,902	2,471,271
UBTech Robotics Corp. Ltd., Class H*	75,950	995,615
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	131,400	788,245
Yutong Bus Co. Ltd., Class A	102,900	406,416
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	251,000	1,620,703
Zhuzhou CRRC Times Electric Co. Ltd., Class H	161,500	825,000
Total Machinery		11,006,501
Marine Transportation — 0.3%
SITC International Holdings Co. Ltd.	354,000	1,416,533
Media — 0.3%
China Literature Ltd.*(a)	170,000	410,148
Focus Media Information Technology Co. Ltd., Class A	1,246,724	888,943
Qunabox Group Ltd.*	99,500	105,691
Total Media		1,404,782
Metals & Mining — 0.9%
Chifeng Jilong Gold Mining Co. Ltd., Class A	122,900	476,536
China Hongqiao Group Ltd.	696,100	1,780,627
Guangdong HEC Technology Holding Co. Ltd., Class A*	142,100	702,964
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	83,500	405,445
Lingbao Gold Group Co. Ltd., Class H	331,200	519,054
Shanjin International Gold Co. Ltd., Class A	114,200	286,005
Wanguo Gold Group Ltd.	555,000	550,608
Total Metals & Mining		4,721,239
Paper & Forest Products — 0.2%
Nine Dragons Paper Holdings Ltd.*	1,034,000	900,558
Passenger Airlines — 0.1%
Hainan Airlines Holding Co. Ltd., Class A*	1,922,300	382,308
Personal Care Products — 0.3%
Giant Biogene Holding Co. Ltd.(a)(b)	162,000	547,433
Hengan International Group Co. Ltd.	273,400	757,929
Mao Geping Cosmetics Co. Ltd., Class H(b)	55,700	368,277
Total Personal Care Products		1,673,639
Pharmaceuticals — 1.9%
China Medical System Holdings Ltd.	488,000	639,710
Hansoh Pharmaceutical Group Co. Ltd.(a)	288,100	1,088,175
HUTCHMED China Ltd.*	245,000	524,238
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	537,268	4,118,949
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	232,500	447,979
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	85,604	283,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree China ex-State-Owned Enterprises Fund (CXSE)
June 30, 2026

Investments	Shares	Value
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	89,100	$505,618
Simcere Pharmaceutical Group Ltd.(a)	452,000	567,734
Sino Biopharmaceutical Ltd.	2,010,150	1,130,414
Total Pharmaceuticals		9,306,188
Professional Services — 0.2%
Kanzhun Ltd., ADR	78,634	1,012,019
Real Estate Management & Development — 0.7%
Country Garden Services Holdings Co. Ltd.	1,006,300	623,640
KE Holdings, Inc., Class A	409,200	1,959,890
Longfor Group Holdings Ltd.(a)(b)	730,700	557,200
Sunac China Holdings Ltd.*(b)	3,941,000	311,579
Total Real Estate Management & Development		3,452,309
Semiconductors & Semiconductor Equipment — 8.5%
Amlogic Shanghai Co. Ltd., Class A	20,369	308,776
Black Sesame International Holding Ltd.*(b)	290,000	396,427
Cambricon Technologies Corp. Ltd., Class A	43,369	10,194,079
Daqo New Energy Corp., ADR*	27,473	367,863
GCL Technology Holdings Ltd.*(b)	6,896,000	606,760
GigaDevice Semiconductor, Inc., Class A	76,426	9,176,074
Hangzhou Chang Chuan Technology Co. Ltd., Class A	33,300	1,674,909
Hangzhou Silan Microelectronics Co. Ltd., Class A*	73,500	591,855
Hwatsing Technology Co. Ltd., Class A	20,927	993,262
JCET Group Co. Ltd., Class A	132,707	2,024,427
LONGi Green Energy Technology Co. Ltd., Class A*	681,768	1,317,737
Montage Technology Co. Ltd., Class A	137,240	6,265,568
OmniVision Integrated Circuits Group, Inc., Class A	103,071	1,440,230
Piotech, Inc., Class A	14,473	1,773,945
Rockchip Electronics Co. Ltd., Class A	12,200	338,537
Sanan Optoelectronics Co. Ltd., Class A*	296,200	925,952
SG Micro Corp., Class A	27,658	584,615
Tongwei Co. Ltd., Class A*	248,758	443,792
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	41,954	2,293,873
Xinyi Solar Holdings Ltd.(b)	1,797,542	472,190
Total Semiconductors & Semiconductor Equipment		42,190,871
Software — 0.8%
Beijing Kingsoft Office Software, Inc., Class A	24,396	765,699
Horizon Robotics*	2,005,200	1,043,250
Hundsun Technologies, Inc., Class A	142,310	444,247
Jiangsu Hoperun Software Co. Ltd., Class A	70,500	399,964
Kingdee International Software Group Co. Ltd.*	683,700	516,128
Phancy Group Co. Ltd., Class H*	122,400	372,723
Weimob, Inc.*(a)(b)	2,217,000	319,459
Total Software		3,861,470
Specialty Retail — 0.7%
Chow Tai Fook Jewellery Group Ltd.(b)	505,600	702,755
Pop Mart International Group Ltd.(a)(b)	115,700	2,282,412
Topsports International Holdings Ltd.(a)	1,141,200	253,210
XXF Group Holdings Ltd.*	302,500	23,530
Zhongsheng Group Holdings Ltd.*	262,600	162,408
Total Specialty Retail		3,424,315
Technology Hardware, Storage & Peripherals — 2.0%
Shenzhen Longsys Electronics Co. Ltd., Class A	18,900	1,959,608
Shenzhen Transsion Holdings Co. Ltd., Class A	37,950	329,575
Xiaomi Corp., Class B*(a)(b)	2,740,600	7,562,638
Total Technology Hardware, Storage & Peripherals		9,851,821
Textiles, Apparel & Luxury Goods — 1.2%
ANTA Sports Products Ltd.	208,900	1,892,661
Bosideng International Holdings Ltd.	1,190,000	649,473
Laopu Gold Co. Ltd., Class H(b)	11,700	516,814
Li Ning Co. Ltd.	495,000	929,145
Shenzhou International Group Holdings Ltd.	151,600	760,895
Star Shine Holdings Group Ltd.*	412,500	789,016
Xtep International Holdings Ltd.(b)	623,000	298,707
Total Textiles, Apparel & Luxury Goods		5,836,711
Tobacco — 0.2%
RLX Technology, Inc., ADR	289,620	550,278
Smoore International Holdings Ltd.(a)(b)	537,000	480,708
Total Tobacco		1,030,986
Total China		484,303,256
Hong Kong — 1.5%
Construction & Engineering — 0.1%
Central New Energy Holding Group Ltd., Class G*(b)	677,000	733,801
Electronic Equipment, Instruments & Components — 1.2%
Kingboard Laminates Holdings Ltd.	490,000	6,195,255
Entertainment — 0.1%
Damai Entertainment Holdings Ltd.*	5,950,000	345,222
Pharmaceuticals — 0.1%
Grand Pharmaceutical Group Ltd.(b)	666,000	399,156
Total Hong Kong		7,673,434
United States — 0.9%
Biotechnology — 0.9%
BeOne Medicines Ltd., Class A*	7,193	269,801
BeOne Medicines Ltd., Class H*	160,800	3,494,025
Legend Biotech Corp., ADR*	30,634	884,710
Total United States		4,648,536
TOTAL COMMON STOCKS (COST: $439,609,097)		496,625,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree China ex-State-Owned Enterprises Fund (CXSE)
June 30, 2026

Investments	Shares	Value
RIGHTS — 0.0%
China — 0.0%
Kangmei Pharmaceutical Co. Ltd.*^
(Cost: $0)	87,943	$0
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)
(Cost: $329,328)	329,328	329,328
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.2%
United States — 1.2%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	3,137,840	3,137,840
WisdomTree Treasury Money Market Digital Fund, 3.45%(c)(d)	2,900,000	2,900,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $6,037,840)		6,037,840
TOTAL INVESTMENTS IN SECURITIES — 100.8% (Cost: $445,976,265)		502,992,394
Other Liabilities less Assets — (0.8)%		(4,079,137)
NET ASSETS — 100.0%		$498,913,257

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,967,788 and the total market value of the collateral held by the Fund was $17,914,804. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,876,964.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

ABBREVIATIONS:
ADR	American Depositary Receipt

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$5,700,000	$23,800,000	$26,600,000	$—	$—	$2,900,000	$23,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree China ex-State-Owned Enterprises Fund (CXSE)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Semiconductors & Semiconductor Equipment	$40,416,926	$1,773,945	$–		$42,190,871
Other	454,434,355	–	–		454,434,355
Rights	–	–	0	*	0
Mutual Fund	–	329,328	–		329,328
Investment of Cash Collateral for Securities Loaned	–	6,037,840	–		6,037,840
Total Investments in Securities	$494,851,281	$8,141,113	$0		$502,992,394

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 100.2%
Argentina — 0.1%
Grupo Financiero Galicia SA, ADR*(a)	25,160	$1,258,755
Vista Energy SAB de CV, ADR*	13,411	855,622
Total Argentina		2,114,377
Brazil — 3.2%
Allos SA	201,416	1,091,922
Ambev SA	1,147,641	3,611,911
B3 SA - Brasil Bolsa Balcao	1,509,881	4,238,559
Banco Bradesco SA	236,781	721,420
Banco BTG Pactual SA	229,335	2,396,609
Banco Santander Brasil SA	98,021	507,533
Brava Energia	127,234	474,428
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	573,912	3,286,498
Cosan SA*	290,350	207,555
Embraer SA	205,667	3,252,320
Energisa SA	91,647	849,903
Eneva SA*	335,645	1,732,713
Engie Brasil Energia SA	93,933	632,094
Equatorial SA	330,104	2,483,457
GPS Participacoes & Empreendimentos SA(b)	222,269	497,705
Hapvida Participacoes & Investimentos SA*(b)	1,842	3,634
Hypera SA	129,163	519,302
Itau Unibanco Holding SA	207,526	1,774,974
Klabin SA	183,145	592,326
Localiza Rent a Car SA	230,943	1,853,451
Lojas Renner SA	186,948	533,110
MBRF Global Foods Co. SA	190,025	661,937
MercadoLibre, Inc.*	9,744	16,539,368
Motiva Infraestrutura de Mobilidade SA	327,109	923,953
Multiplan Empreendimentos Imobiliarios SA	91,330	516,471
PRIO SA*	290,686	2,928,791
Raia Drogasil SA	365,627	1,187,452
Rede D'Or Sao Luiz SA(b)	282,002	1,891,110
Rumo SA	307,478	797,811
Sendas Distribuidora SA	427,126	721,236
Suzano SA	201,176	1,544,981
Telefonica Brasil SA	235,700	1,545,999
TIM SA	291,800	1,232,946
TOTVS SA	156,424	867,352
Transmissora Alianca de Energia Eletrica SA	110,066	845,917
Ultrapar Participacoes SA	291,804	1,469,182
Vibra Energia SA	286,042	1,651,831
WEG SA	460,288	4,171,623
Total Brazil		70,759,384
Chile — 0.4%
Banco de Chile	12,355,062	2,418,502
Banco Santander Chile	19,056,339	1,560,309
Cencosud SA	367,876	849,778
Empresas CMPC SA	312,900	348,159
Empresas Copec SA	98,245	612,743
Enel Americas SA	21,796,222	1,952,476
Latam Airlines Group SA	52,448,778	1,524,953
Total Chile		9,266,920
China — 18.6%
3SBio, Inc.*(b)	332,000	715,053
AAC Technologies Holdings, Inc.	112,500	612,563
Aier Eye Hospital Group Co. Ltd., Class A	407,585	495,971
Airtac International Group	34,000	1,424,827
Akeso, Inc.*(b)	135,000	1,515,771
Alibaba Group Holding Ltd.	3,227,032	38,208,112
ANTA Sports Products Ltd.	187,300	1,696,963
Ascentage Pharma Group International*(b)	54,200	229,460
Atour Lifestyle Holdings Ltd., ADR	14,227	452,419
Autohome, Inc., ADR	24,386	464,066
Avary Holding Shenzhen Co. Ltd., Class A	62,400	968,726
Baidu, Inc., Class A*	365,050	5,101,916
Beijing Kingsoft Office Software, Inc., Class A	17,995	564,796
Bilibili, Inc., Class Z*	47,294	794,259
Bosideng International Holdings Ltd.	932,000	508,663
Budweiser Brewing Co. APAC Ltd.(b)	1,055,500	821,029
BYD Co. Ltd., Class H	615,900	5,690,088
BYD Co. Ltd., Class A	245,930	2,887,540
BYD Electronic International Co. Ltd.(a)	112,500	300,113
Cambricon Technologies Corp. Ltd., Class A	25,176	5,917,732
Chaozhou Three-Circle Group Co. Ltd., Class A	128,200	3,152,118
Chifeng Jilong Gold Mining Co. Ltd., Class A	147,800	573,084
China Conch Venture Holdings Ltd.	561,400	778,882
China Feihe Ltd.(a)(b)	1,762,000	629,121
China Hongqiao Group Ltd.	519,500	1,328,883
China Literature Ltd.*(b)	160,000	386,022
China Medical System Holdings Ltd.	224,000	293,638
China Minsheng Banking Corp. Ltd., Class A	2,646,979	1,255,638
China Ruyi Holdings Ltd.*	2,152,000	408,883
Chinasoft International Ltd.*(a)	882,000	326,165
Chow Tai Fook Jewellery Group Ltd.(a)	443,800	616,857
Contemporary Amperex Technology Co. Ltd., Class A	240,250	13,909,937
Country Garden Services Holdings Co. Ltd.	924,000	572,636
Dongyue Group Ltd.	222,000	540,134
East Buy Holding Ltd.*(b)	112,500	323,927
East Money Information Co. Ltd., Class A	1,175,553	3,529,430
Eastroc Beverage Group Co. Ltd., Class A	22,100	401,857
ENN Energy Holdings Ltd.	60,400	311,626
Eoptolink Technology, Inc. Ltd., Class A	103,180	9,226,615
Eve Energy Co. Ltd., Class A	107,000	1,025,075
Everest Medicines Ltd.*(a)(b)	56,000	174,954
Focus Media Information Technology Co. Ltd., Class A	1,174,800	837,659
Foshan Haitian Flavouring & Food Co. Ltd., Class A	104,366	509,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
June 30, 2026

Investments	Shares	Value
Fosun International Ltd.*	1,502,500	$762,549
Foxconn Industrial Internet Co. Ltd., Class A	389,900	4,144,267
Fufeng Group Ltd.	660,000	398,085
Fuyao Glass Industry Group Co. Ltd., Class H(b)	130,000	848,758
Fuyao Glass Industry Group Co. Ltd., Class A	112,782	838,056
Ganfeng Lithium Group Co. Ltd., Class A	140,520	1,353,861
GCL Technology Holdings Ltd.*(a)	1,098,000	96,610
GDS Holdings Ltd., Class A*(a)	172,500	621,190
Geely Automobile Holdings Ltd.	840,000	1,805,956
GEM Co. Ltd., Class A	558,700	544,049
Genscript Biotech Corp.*	358,000	558,316
Giant Biogene Holding Co. Ltd.(a)(b)	73,600	248,711
Giant Network Group Co. Ltd., Class A	112,200	455,544
GigaDevice Semiconductor, Inc., Class A	51,000	6,123,306
GoerTek, Inc., Class A	201,200	667,801
Goldwind Science & Technology Co. Ltd., Class H	229,000	307,200
Gotion High-tech Co. Ltd., Class A	101,000	409,327
Great Wall Motor Co. Ltd., Class H	517,700	581,600
Gree Electric Appliances, Inc. of Zhuhai, Class A	358,900	1,982,727
Guangdong Haid Group Co. Ltd., Class A	55,700	366,054
Guangdong HEC Technology Holding Co. Ltd., Class A*	155,100	767,274
Guangzhou Tinci Materials Technology Co. Ltd., Class A	103,300	782,663
Guming Holdings Ltd.(a)	187,200	504,640
H World Group Ltd.	270,570	1,151,002
Haidilao International Holding Ltd.(b)	281,300	380,947
Haier Smart Home Co. Ltd., Class H	329,200	838,737
Haier Smart Home Co. Ltd., Class A	337,500	1,014,787
Hainan Airlines Holding Co. Ltd., Class A*	3,122,600	621,024
Haitian International Holdings Ltd.	403,000	963,555
Hangzhou Chang Chuan Technology Co. Ltd., Class A	31,100	1,564,255
Hangzhou Silan Microelectronics Co. Ltd., Class A*	112,200	903,484
Hansoh Pharmaceutical Group Co. Ltd.(b)	278,000	1,050,026
Hengan International Group Co. Ltd.	482,000	1,336,217
Hengtong Optic-electric Co. Ltd., Class A	201,000	3,237,675
Horizon Robotics*(a)	1,601,400	833,164
Hundsun Technologies, Inc., Class A	154,571	482,522
HUTCHMED China Ltd.*(a)	188,000	402,272
Hwatsing Technology Co. Ltd., Class A	23,340	1,107,790
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	91,000	441,862
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	381,600	1,346,956
InnoCare Pharma Ltd., Class H*(b)	206,000	311,546
Innovent Biologics, Inc.*(b)	229,500	2,329,518
iQIYI, Inc., ADR*	187,496	194,996
J&T Global Express Ltd.*	1,073,600	1,144,509
JCET Group Co. Ltd., Class A	116,000	1,769,564
JD Health International, Inc.*	170,650	714,628
JD Logistics, Inc.*(b)	297,400	445,604
JD.com, Inc., Class A	487,109	6,164,915
Jiangsu Hengli Hydraulic Co. Ltd., Class A	54,900	869,924
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	324,113	2,484,803
Jiangsu Hoperun Software Co. Ltd., Class A	67,200	381,242
Jiangsu Zhongtian Technology Co. Ltd., Class A	155,500	1,390,062
JOYY, Inc., ADR	7,448	491,494
Kanzhun Ltd., ADR	60,191	774,658
KE Holdings, Inc., Class A	374,000	1,791,297
Keymed Biosciences, Inc.*(b)	62,500	563,867
Kingboard Holdings Ltd.	228,500	3,435,345
Kingdee International Software Group Co. Ltd.*	369,000	278,560
Kingfa Sci & Tech Co. Ltd., Class A	169,100	384,884
Kingnet Network Co. Ltd., Class A	148,000	354,302
Kingsoft Cloud Holdings Ltd.*(a)	442,000	261,523
Kingsoft Corp. Ltd.	209,200	591,689
Kuaishou Technology(b)	431,200	2,287,402
Kuang-Chi Technologies Co. Ltd., Class A	121,100	540,918
Laopu Gold Co. Ltd., Class H(a)	10,300	454,973
Lens Technology Co. Ltd., Class A	201,700	1,594,464
Li Auto, Inc., Class A*	212,900	1,251,004
Li Ning Co. Ltd.	259,000	486,159
Lingbao Gold Group Co. Ltd., Class H	112,600	176,466
Lingyi iTech Guangdong Co., Class A	245,600	627,387
Longfor Group Holdings Ltd.(a)(b)	935,000	712,990
LONGi Green Energy Technology Co. Ltd., Class A*	337,272	651,887
Lufax Holding Ltd., ADR*	97,165	128,258
Luxshare Precision Industry Co. Ltd., Class A	379,400	3,934,850
Meitu, Inc.*(a)(b)	536,000	256,311
Meituan, Class B*(b)	964,100	8,421,376
Midea Group Co. Ltd., Class A	471,600	5,247,488
MINISO Group Holding Ltd.(a)	104,000	312,714
Minth Group Ltd.*	133,400	449,427
Mixue Group, Class H*(a)	13,200	384,787
Montage Technology Co. Ltd., Class A	89,801	4,099,783
Muyuan Foods Group Co. Ltd., Class A	215,976	1,113,288
NetEase Cloud Music, Inc.*(b)	15,850	207,977
NetEase, Inc.	291,430	7,521,685
New Oriental Education & Technology Group, Inc.	223,100	1,020,757
Nine Dragons Paper Holdings Ltd.*	752,000	654,951
Ningxia Baofeng Energy Group Co. Ltd., Class A	283,600	849,380
NIO, Inc., Class A*(a)	210,310	1,038,939
Nongfu Spring Co. Ltd., Class H(b)	269,400	1,361,076
OFILM Group Co. Ltd., Class A*	245,800	342,556
OmniVision Integrated Circuits Group, Inc., Class A	67,140	938,160
PDD Holdings, Inc., ADR*	133,250	10,164,310
Phancy Group Co. Ltd., Class H*	53,800	163,828
Ping An Bank Co. Ltd., Class A	538,826	797,761
Ping An Healthcare & Technology Co. Ltd.*(b)	189,800	168,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
June 30, 2026

Investments	Shares	Value
Ping An Insurance Group Co. of China Ltd., Class H	1,045,500	$6,805,972
Ping An Insurance Group Co. of China Ltd., Class A	856,708	6,025,227
Piotech, Inc., Class A	12,725	1,559,694
Pop Mart International Group Ltd.(a)(b)	122,200	2,410,638
Qfin Holdings, Inc., ADR	17,206	272,027
Range Intelligent Computing Technology Group Co. Ltd., Class A	58,300	713,462
Remegen Co. Ltd., Class H*(b)	36,500	345,822
RoboSense Technology Co. Ltd.*(a)	67,800	192,107
Rockchip Electronics Co. Ltd., Class A	17,400	482,832
Sanan Optoelectronics Co. Ltd., Class A*	292,100	913,135
Sany Heavy Industry Co. Ltd., Class A	538,336	1,370,425
Satellite Chemical Co. Ltd., Class A	239,890	830,144
SF Holding Co. Ltd., Class A	197,273	908,479
SG Micro Corp., Class A	43,410	917,570
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,176,200	475,457
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	153,273	507,373
Shanghai United Imaging Healthcare Co. Ltd., Class A	42,069	627,378
Shanjin International Gold Co. Ltd., Class A	218,500	547,216
Shenzhen Inovance Technology Co. Ltd., Class A	162,700	1,589,848
Shenzhen Longsys Electronics Co. Ltd., Class A	22,500	2,332,867
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	42,600	852,439
Shenzhen Transsion Holdings Co. Ltd., Class A	37,729	327,655
Shenzhou International Group Holdings Ltd.	36,400	182,695
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	122,600	695,721
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	8,800	489,484
Sino Biopharmaceutical Ltd.	1,568,000	881,769
SITC International Holdings Co. Ltd.	222,000	888,334
Smoore International Holdings Ltd.(a)(b)	357,000	319,577
Sunac China Holdings Ltd.*(a)	2,897,000	229,040
Sungrow Power Supply Co. Ltd., Class A	128,600	3,012,665
Sunny Optical Technology Group Co. Ltd.	93,300	725,741
Sunwoda Electronic Co. Ltd., Class A	147,300	412,084
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A*	113,800	4,398,266
Suzhou TFC Optical Communication Co. Ltd., Class A	56,224	2,507,054
TAL Education Group, ADR*	75,738	724,813
TBEA Co. Ltd., Class A	310,453	1,029,050
TCL Technology Group Corp., Class A	1,148,200	984,461
Tencent Holdings Ltd.	1,032,800	56,604,770
Tencent Music Entertainment Group, Class A	138,800	581,958
Tianqi Lithium Corp., Class A*	81,600	737,141
Tingyi Cayman Islands Holding Corp.	420,000	523,792
Tongcheng Travel Holdings Ltd.	467,200	714,319
Tongwei Co. Ltd., Class A*	262,858	468,947
Topsports International Holdings Ltd.(b)	1,303,000	289,111
Trip.com Group Ltd.*	111,020	4,411,325
UBTech Robotics Corp. Ltd., Class H*	47,900	627,912
Uni-President China Holdings Ltd.(a)	687,000	591,331
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	29,695	1,623,601
Victory Giant Technology Huizhou Co. Ltd., Class A	53,100	2,709,993
Vipshop Holdings Ltd., ADR	53,785	713,189
Vnet Group, Inc., ADR*	35,841	288,162
Want Want China Holdings Ltd.	2,038,000	880,997
Weibo Corp., Class A	72,560	522,777
Wens Foodstuff Group Co. Ltd., Class A	479,400	870,095
Wolong Electric Group Co. Ltd., Class A	92,000	448,615
WUS Printed Circuit Kunshan Co. Ltd., Class A	134,800	3,034,390
WuXi AppTec Co. Ltd., Class H(b)	60,800	1,191,648
WuXi AppTec Co. Ltd., Class A	210,373	3,858,801
Wuxi Biologics Cayman, Inc.*(b)	478,000	2,108,989
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	122,800	736,655
WuXi XDC Cayman, Inc.*(a)	57,000	414,668
XD, Inc.*(a)	44,800	254,219
Xiaomi Corp., Class B*(a)(b)	2,743,600	7,570,916
Xinyi Glass Holdings Ltd.(a)	332,066	361,197
Xinyi Solar Holdings Ltd.(a)	1,135,301	298,228
XPeng, Inc., Class A*(a)	252,800	1,632,777
XtalPi Holdings Ltd.*	302,000	294,604
Xtep International Holdings Ltd.	878,500	421,211
Yadea Group Holdings Ltd.(b)	450,000	511,282
Yum China Holdings, Inc.	60,844	2,479,676
Yutong Bus Co. Ltd., Class A	155,800	615,350
Zai Lab Ltd.*(a)	212,100	391,092
Zangge Mining Co. Ltd., Class A	64,900	662,768
Zhejiang Huayou Cobalt Co. Ltd., Class A	112,370	798,906
Zhejiang Leapmotor Technology Co. Ltd., Class H*(a)(b)	93,900	412,860
Zhejiang NHU Co. Ltd., Class A	200,880	841,044
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	188,600	1,217,787
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	64,700	395,654
ZhongAn Online P&C Insurance Co. Ltd., Class H*(b)	172,100	197,512
Zhongji Innolight Co. Ltd., Class A	77,680	14,533,530
Zhongsheng Group Holdings Ltd.*	200,000	123,692
Zhuzhou CRRC Times Electric Co. Ltd., Class H	34,800	177,771
ZTO Express Cayman, Inc.(a)	65,562	1,434,630
Total China		407,887,455
Czech Republic — 0.1%
Komercni Banka AS	34,773	1,593,187
Moneta Money Bank AS(b)	166,780	1,463,048
Total Czech Republic		3,056,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
June 30, 2026

Investments	Shares	Value
Hong Kong — 0.0%
Damai Entertainment Holdings Ltd.*	2,870,000	$166,519
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC*	94,839	1,127,173
OTP Bank Nyrt	44,739	6,603,489
Richter Gedeon Nyrt	25,083	970,886
Total Hungary		8,701,548
India — 14.4%
360 ONE WAM Ltd.	59,071	670,595
ABB India Ltd.	11,978	889,694
ACC Ltd.	44,727	627,112
Adani Energy Solutions Ltd.*	63,750	1,004,416
Adani Enterprises Ltd.	46,252	1,483,445
Adani Green Energy Ltd.*	89,185	1,405,912
Adani Ports & Special Economic Zone Ltd.	158,862	3,037,986
Adani Power Ltd.*	967,337	2,286,751
Aditya Birla Capital Ltd.*	168,160	696,294
Alkem Laboratories Ltd.	10,661	627,325
Ambuja Cements Ltd.	140,055	624,160
Apar Industries Ltd.	4,407	730,708
APL Apollo Tubes Ltd.	50,654	957,173
Apollo Hospitals Enterprise Ltd.	29,802	2,733,408
Ashok Leyland Ltd.	907,954	1,512,637
Asian Paints Ltd.	97,912	2,726,284
Astral Ltd.	38,606	544,716
AU Small Finance Bank Ltd.(b)	95,107	1,041,961
Aurobindo Pharma Ltd.	59,147	986,442
Avenue Supermarts Ltd.*(b)	41,125	1,903,219
Axis Bank Ltd.	487,891	6,936,019
Bajaj Auto Ltd.	16,055	1,647,924
Bajaj Finance Ltd.	545,774	5,793,088
Bajaj Finserv Ltd.	74,091	1,393,393
Bajaj Holdings & Investment Ltd.	4,361	488,488
Bajaj Housing Finance Ltd.*	1,469,045	1,357,946
Balkrishna Industries Ltd.	25,013	576,157
Bandhan Bank Ltd.(b)	164,978	355,859
Berger Paints India Ltd.	132,521	714,133
Bharat Forge Ltd.	68,929	1,561,300
Bharti Airtel Ltd.	592,391	11,590,140
Biocon Ltd.	106,042	468,603
Blue Star Ltd.	26,237	451,323
Bosch Ltd.	2,021	851,880
Britannia Industries Ltd.	29,638	1,611,388
Castrol India Ltd.	379,434	739,277
CG Power & Industrial Solutions Ltd.	161,658	1,626,080
Cholamandalam Financial Holdings Ltd.	17,966	314,476
Cholamandalam Investment & Finance Co. Ltd.	72,995	1,380,184
Cipla Ltd.	130,772	2,024,465
Coforge Ltd.	73,159	1,132,797
Colgate-Palmolive India Ltd.	44,609	941,533
Computer Age Management Services Ltd.	89,373	752,354
Coromandel International Ltd.	26,235	555,693
Crompton Greaves Consumer Electricals Ltd.	173,094	502,411
Cummins India Ltd.	35,060	2,096,183
Dabur India Ltd.	77,388	345,168
Deepak Nitrite Ltd.	18,235	297,897
Delhivery Ltd.*	125,277	624,739
Divi's Laboratories Ltd.	31,159	2,165,622
Dixon Technologies India Ltd.	7,836	986,756
DLF Ltd.	179,042	1,172,792
Dr. Reddy’s Laboratories Ltd.	138,269	1,982,330
Eicher Motors Ltd.	33,294	2,487,938
Emami Ltd.	320,006	1,366,788
Eternal Ltd.*	1,066,274	2,980,560
Federal Bank Ltd.	553,125	1,928,600
Fortis Healthcare Ltd.	164,593	1,663,948
FSN E-Commerce Ventures Ltd.*	277,422	911,026
GE Vernova T&D India Ltd.	27,689	1,446,189
Gland Pharma Ltd.(b)	56,060	1,477,620
Glenmark Pharmaceuticals Ltd.	27,267	634,961
GMR Airports Infrastructure Ltd.*	823,554	975,210
Godrej Consumer Products Ltd.	93,933	1,002,256
Godrej Properties Ltd.*	33,763	665,781
Grasim Industries Ltd.	85,308	2,793,770
Gujarat Fluorochemicals Ltd.	8,989	376,430
Havells India Ltd.	59,857	733,078
HCL Technologies Ltd.	234,090	2,650,549
HDFC Asset Management Co. Ltd.(b)	65,786	1,843,923
HDFC Bank Ltd.	2,300,193	19,390,062
HDFC Life Insurance Co. Ltd.(b)	223,552	1,359,963
Hero MotoCorp Ltd.	30,555	1,547,557
Hindalco Industries Ltd.	285,616	2,886,371
Hindustan Unilever Ltd.	171,060	3,827,848
Hitachi Energy India Ltd.	2,920	1,077,200
Hyundai Motor India Ltd.	33,651	677,401
ICICI Bank Ltd., ADR	496,409	14,410,753
ICICI Lombard General Insurance Co. Ltd.(b)	63,248	1,163,749
ICICI Prudential Life Insurance Co. Ltd.(b)	86,546	446,130
IDFC First Bank Ltd.	892,773	749,709
Indian Hotels Co. Ltd.	251,885	1,899,806
Indus Towers Ltd.*	241,651	999,957
IndusInd Bank Ltd.	79,343	774,665
Info Edge India Ltd.	104,493	1,079,606
Infosys Ltd., ADR(a)	532,850	5,589,596
InterGlobe Aviation Ltd.(b)	51,987	2,948,349
Jindal Stainless Ltd.	93,491	684,105
Jindal Steel Ltd.	87,460	979,480
Jio Financial Services Ltd.	586,055	1,463,857
JSW Energy Ltd.	128,997	794,693
JSW Steel Ltd.	210,932	2,732,838
Jubilant Foodworks Ltd.	248,075	1,094,417
Kalpataru Projects International Ltd.	21,280	308,009
Kalyan Jewellers India Ltd.	65,860	269,051
Kaynes Technology India Ltd.*	140	4,617
KEC International Ltd.	4,706	25,927
KEI Industries Ltd.	13,340	764,883
Kotak Mahindra Bank Ltd.	1,106,484	4,585,084
KPIT Technologies Ltd.	42,413	300,896
Kwality Wall's India Ltd.*	181,767	67,419
Larsen & Toubro Ltd.	139,252	6,095,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
June 30, 2026

Investments	Shares	Value
Laurus Labs Ltd.(b)	116,865	$1,873,371
Linde India Ltd.	4,529	349,799
Lloyds Metals & Energy Ltd.	39,353	752,647
Lodha Developers Ltd.(b)	64,133	647,199
LTM Ltd.(b)	19,050	712,020
Lupin Ltd.	68,691	1,755,395
Mahindra & Mahindra Financial Services Ltd.	435,973	1,454,491
Mahindra & Mahindra Ltd.	194,846	6,316,832
Manappuram Finance Ltd.	286,855	982,460
Mankind Pharma Ltd.	28,827	775,227
Marico Ltd.	139,592	1,233,207
Maruti Suzuki India Ltd.	28,662	4,273,922
Max Financial Services Ltd.*	68,198	1,141,211
Max Healthcare Institute Ltd.	187,033	2,231,247
Motherson Sumi Wiring India Ltd.*	1,925,487	816,095
Motilal Oswal Financial Services Ltd.	67,901	682,390
Mphasis Ltd.	24,554	560,708
MRF Ltd.	675	911,469
Multi Commodity Exchange of India Ltd.	34,636	1,038,142
Muthoot Finance Ltd.	16,316	516,634
Nestle India Ltd.	144,112	2,139,329
Neuland Laboratories Ltd.	3,368	661,049
Nippon Life India Asset Management Ltd.(b)	132,215	1,623,028
One 97 Communications Ltd.*	73,537	886,791
Oracle Financial Services Software Ltd.	5,503	626,435
Page Industries Ltd.	2,021	883,265
Patanjali Foods Ltd.	155,178	673,851
PB Fintech Ltd.*	79,812	1,373,162
Persistent Systems Ltd.	28,280	1,292,574
Phoenix Mills Ltd.	47,281	973,304
PI Industries Ltd.	22,361	603,585
Pidilite Industries Ltd.	60,674	1,020,883
Piramal Pharma Ltd.	406,695	722,187
Polycab India Ltd.	10,621	1,117,655
Poonawalla Fincorp Ltd.*	145,893	679,769
Prestige Estates Projects Ltd.	38,237	632,014
Radico Khaitan Ltd.	21,084	878,809
RBL Bank Ltd.(b)	506,423	1,974,412
Reliance Industries Ltd., GDR(b)	327,880	18,164,552
Reliance Power Ltd.*	905,880	237,718
Samvardhana Motherson International Ltd.	1,000,019	1,564,703
Schaeffler India Ltd.	8,262	365,685
Shree Cement Ltd.	3,214	857,327
Shriram Finance Ltd.	227,673	2,506,577
Siemens Ltd.*	22,847	868,878
Solar Industries India Ltd.	6,064	1,197,697
SRF Ltd.	31,707	917,458
Sun Pharmaceutical Industries Ltd.	239,195	4,706,387
Sundaram Finance Ltd.	10,348	492,668
Supreme Industries Ltd.	17,020	567,784
Suzlon Energy Ltd.*	2,587,653	1,610,129
Swiggy Ltd.*	422,544	1,068,426
Tata Chemicals Ltd.	25,388	192,022
Tata Communications Ltd.	31,931	664,738
Tata Consultancy Services Ltd.	166,648	3,576,483
Tata Consumer Products Ltd.	156,657	1,780,081
Tata Elxsi Ltd.	9,339	377,837
Tata Motors Ltd.	439,290	1,962,816
Tata Motors Passenger Vehicles Limited	395,865	1,472,908
Tata Power Co. Ltd.	308,687	1,257,135
Tata Steel Ltd.	1,810,213	3,596,378
Tech Mahindra Ltd.	147,717	2,192,064
Timken India Ltd.	20,082	739,497
Titan Co. Ltd.	90,000	4,187,252
Torrent Pharmaceuticals Ltd.	34,510	1,684,363
Torrent Power Ltd.	43,987	657,490
Trent Ltd.	64,776	2,246,318
Tube Investments of India Ltd.	28,348	907,202
TVS Motor Co. Ltd.	57,695	2,109,254
UltraTech Cement Ltd.	26,113	3,104,305
United Spirits Ltd.	101,161	1,443,161
UNO Minda Ltd.	42,244	485,460
UPL Ltd.	104,583	631,086
Varun Beverages Ltd.	290,477	1,557,506
Vedanta Aluminium Metal Ltd.*	351,065	1,663,223
Vedanta Iron & Steel Ltd.*	351,065	130,770
Vedanta Ltd.	351,065	1,041,230
Vedanta Oil & Gas Ltd.*	351,065	119,570
Vedanta Power Ltd.*	351,065	149,388
Vishal Mega Mart Ltd.*	616,560	768,268
Voltas Ltd.	60,174	812,163
Wipro Ltd.	684,259	1,231,697
Zydus Lifesciences Ltd.	44,101	518,354
Total India		315,039,171
Indonesia — 0.6%
Adaro Andalan Indonesia PT	2,219,300	965,048
Amman Mineral Internasional PT*	3,014,900	522,718
Astra International Tbk. PT	4,113,200	1,039,802
Bank Central Asia Tbk. PT	15,354,900	4,766,202
Barito Pacific Tbk. PT*	6,922,466	497,504
Barito Renewables Energy Tbk. PT*	3,833,200	662,449
Bumi Resources Minerals Tbk. PT*	17,871,500	473,775
Bumi Resources Tbk. PT*	41,826,400	308,785
Chandra Asri Pacific Tbk. PT	3,323,800	307,656
Charoen Pokphand Indonesia Tbk. PT	1,392,300	264,755
Dian Swastatika Sentosa Tbk. PT*	9,542,600	424,293
Elang Mahkota Teknologi Tbk. PT	7,418,900	201,655
Indah Kiat Pulp & Paper Tbk. PT*	1,104,300	436,964
Indofood CBP Sukses Makmur Tbk. PT	807,800	307,217
Indofood Sukses Makmur Tbk. PT	1,728,200	645,175
Merdeka Battery Materials Tbk. PT*	12,898,800	333,291
Merdeka Copper Gold Tbk. PT*	3,539,200	479,019
Pantai Indah Kapuk Dua Tbk. PT	572,800	185,007
Petrindo Jaya Kreasi Tbk. PT*	4,149,700	123,006
Sumber Alfaria Trijaya Tbk. PT	5,678,800	435,121
United Tractors Tbk. PT	513,600	660,671
Total Indonesia		14,040,113
Malaysia — 1.0%
Alliance Bank Malaysia Bhd.	720,200	838,982
Frontken Corp. Bhd.	839,300	1,020,951
Genting Bhd	958,600	507,805
Genting Malaysia Bhd.	1,506,900	691,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
June 30, 2026

Investments	Shares	Value
Hong Leong Bank Bhd.	528,208	$2,772,201
Mr. DIY Group M Bhd.(b)	2,621,600	1,054,427
Nestle Malaysia Bhd.	32,000	733,469
PPB Group Bhd.	345,500	787,172
Press Metal Aluminium Holdings Bhd.	2,557,700	4,817,446
QL Resources Bhd.	799,137	734,951
Sunway Bhd.	1,472,700	1,856,451
Sunway Healthcare Holdings bhd*	147,330	65,400
United Plantations Bhd.	202,250	1,640,817
Westports Holdings Bhd.	667,129	991,490
YTL Corp. Bhd.	3,192,180	1,597,069
YTL Power International Bhd.	1,749,700	1,793,684
Zetrix Ai Bhd.	3,945,700	735,434
Total Malaysia		22,638,835
Mexico — 2.0%
America Movil SAB de CV, Series B	3,332,428	4,319,593
Arca Continental SAB de CV	94,945	1,138,769
Banco del Bajio SA(b)	188,091	608,393
Cemex SAB de CV, Series CPO	3,061,040	3,678,766
Coca-Cola Femsa SAB de CV	126,417	1,337,620
Corp. Inmobiliaria Vesta SAB de CV	291,135	1,000,176
Fibra Uno Administracion SA de CV	692,238	1,187,288
Fomento Economico Mexicano SAB de CV	350,635	4,473,801
Gruma SAB de CV, Class B	37,670	605,652
Grupo Aeroportuario del Centro Norte SAB de CV	67,845	961,430
Grupo Aeroportuario del Pacifico SAB de CV, Class B	89,864	2,274,455
Grupo Aeroportuario del Sureste SAB de CV, Class B	40,420	1,235,957
Grupo Bimbo SAB de CV, Series A	242,193	792,121
Grupo Carso SAB de CV, Series A1	121,241	906,788
Grupo Financiero Banorte SAB de CV, Class O	460,638	4,865,582
Grupo Financiero Inbursa SAB de CV, Class O	421,120	1,001,602
Grupo Mexico SAB de CV, Series B	590,032	6,693,923
Grupo Televisa SAB, Series CPO*	529,078	289,765
Industrias Penoles SAB de CV	34,357	1,502,732
Kimberly-Clark de Mexico SAB de CV, Class A	318,864	706,752
Prologis Property Mexico SA de CV	180,581	783,452
Sigma Foods SAB de CV, Class A	924,334	849,549
Wal-Mart de Mexico SAB de CV	885,713	2,603,853
Total Mexico		43,818,019
Philippines — 0.4%
Ayala Corp.	26,890	183,152
Ayala Land, Inc.	1,267,800	305,743
Bank of the Philippine Islands	474,977	742,998
BDO Unibank, Inc.	419,363	809,752
International Container Terminal Services, Inc.	148,560	2,154,447
JG Summit Holdings, Inc.	40	17
Jollibee Foods Corp.	114,290	250,481
Metropolitan Bank & Trust Co.	540,810	572,799
PLDT, Inc.	115,555	2,127,703
SM Investments Corp.	29,505	283,656
SM Prime Holdings, Inc.	991,900	292,543
Universal Robina Corp.	77,820	78,619
Total Philippines		7,801,910
Poland — 1.1%
Alior Bank SA	22,785	788,020
Allegro.eu SA*(b)	352,741	3,548,666
Asseco Poland SA	16,617	738,931
Bank Millennium SA*	209,830	1,091,617
Bank Polska Kasa Opieki SA	59,700	3,633,920
Benefit Systems SA*	671	869,711
Budimex SA	5,186	1,017,098
CD Projekt SA*	26,299	1,570,027
Dino Polska SA*(b)	176,786	1,335,707
Erste Bank Polska SA	13,020	2,232,782
Grupa Kety SA	3,346	1,073,540
KRUK SA	3,735	419,521
LPP SA	455	2,212,751
mBank SA*	5,174	1,877,525
Modivo SA*(a)	18,623	446,593
Pepco Group NV	50,122	484,439
XTB SA(b)	17,602	500,874
Total Poland		23,841,722
Romania — 0.1%
NEPI Rockcastle NV*	184,458	1,648,417
Russia — 0.0%
Evraz PLC*^	757,034	0
HeadHunter Group PLC, ADR*^	35,535	0
LUKOIL PJSC, ADR*^	91,105	0
LUKOIL PJSC*^	383,480	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	101,979	0
Novatek PJSC*^	1,138,580	0
Novolipetsk Steel PJSC*^	948,540	0
Ozon Holdings PLC, ADR*^	43,104	0
PhosAgro PJSC*^	43,175	0
PhosAgro PJSC, GDR*^(c)	835	0
Polyus PJSC*^	375,930	0
Severstal PAO, GDR*^(c)	123,722	0
Sistema AFK PAO*^	4,256,200	0
Surgutneftegas PAO*^	7,201,040	0
VK IPJSC, GDR*^(c)	167,707	0
X5 Retail Group NV, GDR*^(c)	166,238	0
Total Russia		0
Saudi Arabia — 2.5%
Advanced Petrochemical Co.*(a)	73,066	461,670
Al Rajhi Bank	1,363,734	23,919,427
Al Rajhi Co. for Co.-operative Insurance*(a)	41,052	567,071
Aldrees Petroleum & Transport Services Co.	25,393	770,468
Alinma Bank	671,619	4,368,777
Arabian Centres Co.(a)(b)	124,481	566,214
Astra Industrial Group(a)	19,477	682,203
Bank AlBilad	330,755	2,147,108
Bank Al-Jazira	347,737	1,074,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
June 30, 2026

Investments	Shares	Value
Bupa Arabia for Cooperative Insurance Co.(a)	12,417	$578,019
Dallah Healthcare Co.(a)	15,948	466,063
Dar Al Arkan Real Estate Development Co.*(a)	273,571	1,311,352
Dr. Sulaiman Al Habib Medical Services Group Co.(a)	49,629	2,800,316
Electrical Industries Co.	239,064	918,155
Etihad Etisalat Co.	194,734	3,133,096
Jabal Omar Development Co.*(a)	258,919	1,041,961
Jamjoom Pharmaceuticals Factory Co.	12,609	520,173
Jarir Marketing Co.	227,352	1,014,165
Makkah Construction & Development Co.(a)	46,738	1,031,863
Mobile Telecommunications Co. Saudi Arabia*(a)	154,224	433,873
Mouwasat Medical Services Co.(a)	37,890	642,896
Nahdi Medical Co.(a)	12,508	309,604
National Medical Care Co.(a)	11,587	319,497
Rasan Information Technology Co.*	23,416	963,514
Riyadh Cables Group Co.(a)	27,047	862,406
Saudi Awwal Bank	160,185	1,379,641
Saudi Research & Media Group*(a)	19,089	360,726
Saudia Dairy & Foodstuff Co.(a)	6,218	363,428
Seera Group Holding*(a)	77,576	434,832
Taiba Investments Co.(a)	117,850	578,397
Umm Al Qura for Development & Construction Co.*(a)	224,239	1,074,284
Total Saudi Arabia		55,095,730
South Africa — 3.3%
Absa Group Ltd.	231,978	3,225,895
Advtech Ltd.	247,455	717,755
African Rainbow Minerals Ltd.	70,368	766,062
AVI Ltd.	53,942	330,860
Bid Corp. Ltd.	101,592	2,768,212
Capitec Bank Holdings Ltd.	24,755	7,174,464
Discovery Ltd.	174,135	2,807,303
DRDGOLD Ltd.	178,930	384,607
Exxaro Resources Ltd.	63,900	791,362
FirstRand Ltd.	1,441,446	8,553,694
Harmony Gold Mining Co. Ltd.	172,222	2,626,937
Impala Platinum Holdings Ltd.	261,635	2,745,651
Investec Ltd.	107,342	844,262
Kumba Iron Ore Ltd.	52,189	926,697
Momentum Group Ltd.	551,583	1,367,347
Mr. Price Group Ltd.	81,028	888,787
MTN Group Ltd.	530,050	7,368,956
Nedbank Group Ltd.	126,145	2,077,660
Old Mutual Ltd.	1,144,839	937,385
Pepkor Holdings Ltd.(b)	1,032,588	1,392,324
PSG Financial Services Ltd.	11,421	22,424
Remgro Ltd.	119,824	1,440,227
Sanlam Ltd.	433,598	2,334,128
Shoprite Holdings Ltd.	129,927	2,338,527
Standard Bank Group Ltd.	364,845	7,191,609
Tiger Brands Ltd.	36,883	666,324
Truworths International Ltd.	416,729	1,439,101
Valterra Platinum Ltd.	85,444	5,767,861
Vodacom Group Ltd.	159,572	1,477,623
We Buy Cars Holdings Ltd.	277,681	578,573
Woolworths Holdings Ltd.	279,057	857,262
Total South Africa		72,809,879
South Korea — 22.6%
ABLBio, Inc.*	8,229	528,487
Alteogen, Inc.*	8,321	1,938,863
Amorepacific Corp.(a)	2,069	141,156
APR Corp.	4,379	1,089,592
Celltrion, Inc.*	31,573	3,531,660
CJ CheilJedang Corp.	120	14,337
CJ Corp.	4,456	444,938
Coway Co. Ltd.	13,166	767,372
DB Insurance Co. Ltd.	10,656	920,957
Doosan Bobcat, Inc.	16,484	656,466
Doosan Co. Ltd.	1,265	1,214,132
Doosan Enerbility Co. Ltd.*	89,471	5,012,640
Ecopro BM Co. Ltd.	10,787	992,156
GS Holdings Corp.	22,218	950,786
Hana Financial Group, Inc.	55,713	4,121,029
Hanjin Kal Corp.	7,977	607,556
Hankook Tire & Technology Co. Ltd.	22,698	906,865
Hanmi Pharm Co. Ltd.	2,148	551,107
Hanmi Semiconductor Co. Ltd.	8,728	1,444,996
Hanwha Aerospace Co. Ltd.	6,211	3,988,863
Hanwha Corp.	7,261	467,257
Hanwha Solutions Corp.*	23,448	513,819
Hanwha Systems Co. Ltd.	14,164	667,380
HD Hyundai Co. Ltd.	9,665	1,244,541
HD Hyundai Electric Co. Ltd.	3,867	2,426,079
HD Hyundai Heavy Industries Co. Ltd.(a)	5,851	2,235,714
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,313	2,103,886
HLB, Inc.*	22,840	766,591
Hotel Shilla Co. Ltd.*	32,352	984,572
HYBE Co. Ltd.*	5,255	651,575
Hyosung Heavy Industries Corp.	931	2,065,951
Hyundai Engineering & Construction Co. Ltd.	14,118	1,040,648
Hyundai Glovis Co. Ltd.	10,262	1,212,788
Hyundai Mobis Co. Ltd.	10,533	3,399,277
Hyundai Motor Co.	24,829	7,932,844
Hyundai Rotem Co. Ltd.	13,132	1,466,363
Hyundai Steel Co.	15,969	289,633
IsuPetasys Co. Ltd.	4,937	367,734
Kakao Corp.	60,809	1,356,065
KakaoBank Corp.	72,056	972,033
KB Financial Group, Inc.	69,009	7,082,186
Kia Corp.	41,496	3,696,152
KIWOOM Securities Co. Ltd.	2,490	551,262
Korea Investment Holdings Co. Ltd.	10,726	1,530,011
Korea Zinc Co. Ltd.	2,121	1,478,526
Korean Air Lines Co. Ltd.	39,726	706,417
Krafton, Inc.*	6,521	993,323
KT&G Corp.	21,298	2,332,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
June 30, 2026

Investments	Shares	Value
Kumho Petrochemical Co. Ltd.	8,280	$605,515
L&F Co. Ltd.*	4,654	334,939
LG Chem Ltd.	5,352	967,250
LG CNS Co. Ltd.	7,841	398,806
LG Corp.	15,204	954,850
LG Display Co. Ltd.*	1,608	11,967
LG Electronics, Inc.	18,768	2,459,113
LG Energy Solution Ltd.*	2,225	519,880
LG H&H Co. Ltd.	50	7,407
LG Innotek Co. Ltd.	3,651	2,311,774
LIG Defense&Aerospace Co. Ltd.	2,613	1,212,642
LigaChem Biosciences, Inc.*	5,100	493,442
LS Corp.	5,290	1,247,980
LS Electric Co. Ltd.	16,861	2,590,149
Meritz Financial Group, Inc.*	17,891	1,219,447
Mirae Asset Securities Co. Ltd.(a)	34,451	950,610
NAVER Corp.	29,272	3,759,845
NC Corp.	3,857	641,049
NH Investment & Securities Co. Ltd.	93,080	1,766,315
Peptron, Inc.*	836	99,448
PharmaResearch Co. Ltd.	1,267	296,857
POSCO Future M Co. Ltd.	6,950	787,723
POSCO Holdings, Inc.	14,623	2,991,991
Posco International Corp.	16,601	526,650
Rainbow Robotics*	1,897	635,476
Sam Chun Dang Pharm Co. Ltd.	3,083	449,724
Samsung Biologics Co. Ltd.*(b)	2,680	2,406,171
Samsung C&T Corp.	15,521	4,693,467
Samsung E&A Co. Ltd.	29,800	915,562
Samsung Electro-Mechanics Co. Ltd.	10,816	15,246,979
Samsung Electronics Co. Ltd.	809,711	174,558,493
Samsung Episholdings Co. Ltd.*	1,457	404,383
Samsung Fire & Marine Insurance Co. Ltd.	7,418	2,958,965
Samsung Heavy Industries Co. Ltd.*	159,459	2,398,112
Samsung Life Insurance Co. Ltd.	20,280	5,249,003
Samsung SDI Co. Ltd.*	3,228	1,014,675
Samsung SDS Co. Ltd.	1,686	207,635
Samyang Foods Co. Ltd.	910	657,258
Shinhan Financial Group Co. Ltd.	92,817	5,739,281
SK Biopharmaceuticals Co. Ltd.*	7,817	436,941
SK hynix, Inc.	83,758	143,263,861
SK Innovation Co. Ltd.*	6,911	423,323
SK Square Co. Ltd.*	14,995	16,424,524
SK Telecom Co. Ltd.	9,089	518,600
SK, Inc.	6,620	3,563,596
SKC Co. Ltd.*	1,231	84,699
S-Oil Corp.	16,720	1,148,266
Woori Financial Group, Inc.	146,310	2,738,650
Yuhan Corp.	12,201	552,837
Total South Korea		494,205,556
Taiwan — 27.3%
Accton Technology Corp.	97,000	7,597,037
Acer, Inc.(a)	671,000	697,192
Advantech Co. Ltd.	136,072	2,101,531
Alchip Technologies Ltd.	16,000	2,099,415
ASE Technology Holding Co. Ltd.(a)	671,062	14,324,303
Asia Vital Components Co. Ltd.	57,000	4,517,916
Asustek Computer, Inc.*(a)	174,000	3,823,396
AUO Corp.*(a)	1,982,200	2,034,685
Bizlink Holding, Inc.	38,494	2,314,002
Caliway Biopharmaceuticals Co. Ltd.*	115,000	360,272
Capital Securities Corp.*	1,078,000	1,294,351
Cathay Financial Holding Co. Ltd.(a)	1,921,425	5,928,965
Chailease Holding Co. Ltd.	284,000	1,047,510
Cheng Shin Rubber Industry Co. Ltd.(a)	449,000	422,129
Chroma ATE, Inc.	95,000	6,441,386
Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	134,000	744,526
Compal Electronics, Inc.	942,000	1,043,825
Compeq Manufacturing Co. Ltd.	225,000	1,642,130
CTBC Financial Holding Co. Ltd.	3,912,672	8,720,346
Delta Electronics, Inc.	277,500	16,986,329
E.Sun Financial Holding Co. Ltd.(a)	2,975,105	3,217,314
Eclat Textile Co. Ltd.	80,000	784,769
Elite Material Co. Ltd.	63,000	10,659,363
Eva Airways Corp.(a)	673,000	948,557
Evergreen Marine Corp. Taiwan Ltd.(a)	182,000	1,054,071
Far Eastern International Bank(a)	984,366	401,700
Far Eastern New Century Corp.	970,080	867,869
Far EasTone Telecommunications Co. Ltd.	425,000	1,400,813
Feng TAY Enterprise Co. Ltd.	320	703
First Financial Holding Co. Ltd.	1,649,755	1,696,027
Formosa Chemicals & Fibre Corp.	868,000	1,487,696
Fortune Electric Co. Ltd.(a)	50,370	1,226,975
Fubon Financial Holding Co. Ltd.	1,897,978	7,715,479
Giant Manufacturing Co. Ltd.	853	2,107
Gigabyte Technology Co. Ltd.(a)	35,000	377,945
Global Unichip Corp.	16,000	2,433,412
Gold Circuit Electronics Ltd.	69,000	2,599,156
Great Wall Enterprise Co. Ltd.	783,592	1,365,164
Highwealth Construction Corp.(a)	446,800	603,793
Hiwin Technologies Corp.	99,752	1,017,670
Hon Hai Precision Industry Co. Ltd.(a)	2,033,068	16,018,711
Hotai Motor Co. Ltd.	93,880	1,371,812
Innolux Corp.(a)	1,611,726	3,475,761
Inventec Corp.(a)	671,000	1,402,809
Jentech Precision Industrial Co. Ltd.(a)	17,000	1,830,396
KGI Financial Holding Co. Ltd.	3,297,180	2,970,479
King Slide Works Co. Ltd.	16,000	3,696,577
King Yuan Electronics Co. Ltd.	224,000	2,373,142
L&K Engineering Co. Ltd.	40,000	1,158,947
Largan Precision Co. Ltd.	15,000	2,019,996
Lien Hwa Industrial Holdings Corp.(a)	315,016	424,715
Lite-On Technology Corp., ADR(a)	390,000	2,717,813
Lotes Co. Ltd.	27,271	1,806,282
Makalot Industrial Co. Ltd.	14,460	99,406
MediaTek, Inc.	259,000	34,512,737
Micro-Star International Co. Ltd.(a)	178,000	815,783
Mitac Holdings Corp.(a)	175,000	479,572
Nan Ya Plastics Corp.	1,056,000	5,519,250
Nanya Technology Corp.*(a)	194,000	2,755,639
Nien Made Enterprise Co. Ltd.	7,000	76,028
Novatek Microelectronics Corp.(a)	147,000	2,468,727
Pegatron Corp.(a)	303,000	797,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
June 30, 2026

Investments	Shares	Value
PharmaEssentia Corp.	81,533	$3,429,574
Pou Chen Corp.(a)	709,000	564,191
Powerchip Semiconductor Manufacturing Corp.*(a)	538,000	1,345,992
Powertech Technology, Inc.	118,000	1,250,137
President Chain Store Corp.	114,000	798,016
Qisda Corp.	14,560	15,585
Quanta Computer, Inc.*(a)	507,000	5,856,764
Realtek Semiconductor Corp.(a)	126,000	3,187,921
Ruentex Development Co. Ltd.	300	252
Shanghai Commercial & Savings Bank Ltd.	859,159	1,151,604
Shihlin Electric & Engineering Corp.(a)	96,000	721,737
SinoPac Financial Holdings Co. Ltd.(a)	3,870,249	4,847,455
Synnex Technology International Corp.*	322,000	920,823
TA Chen Stainless Pipe	395,711	501,214
Taiwan Mobile Co. Ltd.	291,000	1,064,194
Taiwan Semiconductor Manufacturing Co. Ltd.	3,842,000	290,654,027
Tatung Co. Ltd.(a)	373,350	319,949
TCC Group Holdings Co. Ltd.(a)	890,000	671,904
Teco Electric & Machinery Co. Ltd.	175,000	385,086
Tripod Technology Corp.	122,000	1,983,771
TS Financial Holding Co. Ltd.(a)	4,859,117	5,071,670
Unimicron Technology Corp.	243,653	8,183,847
Uni-President Enterprises Corp.	978,160	2,287,537
United Integrated Services Co. Ltd.	45,000	1,864,612
United Microelectronics Corp.*	2,224,000	11,484,250
Walsin Lihwa Corp.	781,415	912,487
Wan Hai Lines Ltd.*(a)	243,000	604,134
Winbond Electronics Corp.(a)	522,904	3,405,979
WinWay Technology Co. Ltd.	6,000	1,522,766
Wistron Corp.*(a)	511,000	2,542,448
Wiwynn Corp.(a)	22,000	3,200,917
WPG Holdings Ltd.	404,000	1,356,960
WT Microelectronics Co. Ltd.(a)	132,000	886,726
Yageo Corp.	340,112	12,171,070
Yuanta Financial Holding Co. Ltd.	2,722,751	5,615,329
Zhen Ding Technology Holding Ltd.	147,000	2,907,099
Total Taiwan		596,481,494
Thailand — 1.3%
Advanced Info Service PCL, NVDR	344,000	3,800,304
Bumrungrad Hospital PCL, NVDR	156,900	887,922
Central Pattana PCL, NVDR	744,000	1,500,519
Central Retail Corp. PCL, NVDR	692,383	489,788
CP ALL PCL, NVDR	849,000	1,194,767
Delta Electronics Thailand PCL, NVDR	996,200	9,745,940
Gulf Development PCL, NVDR	1,943,895	3,598,668
Indorama Ventures PCL, NVDR	697,200	461,715
Kasikornbank PCL, NVDR	274,500	1,801,327
Minor International PCL, NVDR(a)	856,400	636,748
Tisco Financial Group PCL, NVDR	506,200	1,798,034
True Corp. PCL, NVDR	4,532,493	1,760,032
Total Thailand		27,675,764
Turkey — 0.6%
Akbank TAS	803,981	1,326,886
BIM Birlesik Magazalar AS	221,788	1,736,303
Destek Finans Faktoring AS*(a)	42,815	3,324,310
Ford Otomotiv Sanayi AS(a)	147,812	267,868
Haci Omer Sabanci Holding AS	408,565	853,813
KOC Holding AS(a)	333,112	1,381,556
Turkcell Iletisim Hizmetleri AS	395,000	909,282
Turkiye Garanti Bankasi AS	219,090	648,035
Turkiye Is Bankasi AS, Class C	2,272,078	721,233
Turkiye Petrol Rafinerileri AS	263,224	1,283,524
Yapi ve Kredi Bankasi AS*	792,121	681,500
Total Turkey		13,134,310
United States — 0.2%
BeOne Medicines Ltd., Class H*	156,500	3,400,591
Legend Biotech Corp., ADR*	13,347	385,461
Total United States		3,786,052
TOTAL COMMON STOCKS

(Cost: $1,183,890,435)		2,193,969,410
PREFERRED STOCKS — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA

(Cost: $70,896)	8,976	69,350
RIGHTS — 0.0%
China — 0.0%
Kangmei Pharmaceutical Co. Ltd.*^	13,674	0
South Korea — 0.0%
Hanwha Solutions Corp.*^	5,780	22,571
Taiwan — 0.0%
Compeq Manufacturing Co. Ltd.*^	6,343	5,475
TOTAL RIGHTS

(Cost: $0)		28,046
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(d)

(Cost: $1,489,564)	1,489,564	1,489,564
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.3%
United States — 1.3%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)	14,938,821	14,938,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
June 30, 2026

Investments	Shares	Value
WisdomTree Treasury Money Market Digital Fund, 3.45%(d)(e)	13,800,000	$13,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

(Cost: $28,738,821)		28,738,821
TOTAL INVESTMENTS IN SECURITIES — 101.6% (Cost: $1,214,189,716)		2,224,295,191
Other Liabilities less Assets — (1.6)%		(35,721,603)
NET ASSETS — 100.0%		$2,188,573,588

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $28,046, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $90,739,632 and the total market value of the collateral held by the Fund was $95,937,718. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $67,198,897.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2026.
(e)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$23,300,000	$40,900,000	$50,400,000	$—	$—	$13,800,000	$141,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$406,327,761	$1,559,694	$–		$407,887,455
Russia	–	–	0	*	0
Other	1,786,081,955	–	–		1,786,081,955
Preferred Stocks	69,350	–	–		69,350
Rights	–	–	28,046	*	28,046
Mutual Fund	–	1,489,564	–		1,489,564
Investment of Cash Collateral for Securities Loaned	–	28,738,821	–		28,738,821
Total Investments in Securities	$2,192,479,066	$31,788,079	$28,046		$2,224,295,191

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets High Dividend Fund (DEM)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.1%
Brazil — 6.4%
Ambev SA	12,562,969	$39,538,783
Axia Energia SA	2,262,420	23,769,627
Banco Bradesco SA	196,579	598,934
Banco Santander Brasil SA	145,277	752,214
BB Seguridade Participacoes SA	133,143	1,007,585
Bradsaude S A	2,128,854	5,914,454
Cia de Saneamento de Minas Gerais Copasa MG	823,887	9,539,417
Cia De Saneamento do Parana Sanepar	1,026,696	7,351,183
Cia Paranaense de Energia - Copel	2,693,162	7,815,240
CPFL Energia SA	1,024,661	8,864,908
Cury Construtora & Incorporadora SA	804,330	5,448,238
Energisa SA	871,320	8,080,327
Engie Brasil Energia SA	887,178	5,969,998
Ez Tec Empreendimentos & Participacoes SA	1,270,198	3,197,612
Fleury SA	1,423,126	4,234,226
Grendene SA	3,506,484	2,560,788
Hypera SA	991,857	3,987,779
Irani Papel & Embalagem SA	1,533,158	2,322,271
JHSF Participacoes SA	3,087,813	6,759,130
JSL SA	1,556,508	1,641,927
Klabin SA	2,282,566	7,382,250
Localiza Rent a Car SA	1,556,560	12,492,297
Lojas Renner SA	3,295,958	9,398,920
MBRF Global Foods Co. SA	4,659,947	16,232,546
Mills Locacao Servicos & Logistica SA	1,339,521	4,037,235
Rumo SA	2,503,013	6,494,550
Tegma Gestao Logistica SA	525,330	3,024,533
TIM SA	2,446,979	10,339,248
Transmissora Alianca de Energia Eletrica SA	1,268,611	9,749,968
Uniao Pet Participacoes SA	4,060,817	2,541,958
Vibra Energia SA	2,080,113	12,012,206
Vulcabras SA	966,495	2,640,335
Total Brazil		245,700,687
Chile — 0.7%
Aguas Andinas SA, Class A	13,052,873	4,672,928
Banco de Chile	5,748,461	1,125,261
Banco Santander Chile	6,995,146	572,754
Cencosud Shopping SA	1,981,925	5,076,816
Colbun SA	33,247,885	4,795,567
Empresa Nacional de Telecomunicaciones SA	710,439	2,773,663
Inversiones Aguas Metropolitanas SA	1,338,075	1,342,436
Quinenco SA	1,224,687	5,213,016
Total Chile		25,572,441
China — 20.1%
Agricultural Bank of China Ltd., Class H	24,286,000	16,537,416
Anhui Construction Engineering Group Co. Ltd., Class A	247,400	158,543
Anhui Expressway Co. Ltd., Class H(a)	2,518,000	4,697,540
Bank of Chengdu Co. Ltd., Class A	323,000	842,236
Bank of Chongqing Co. Ltd., Class H	496,000	462,348
Bank of Jiangsu Co. Ltd., Class A	10,199,170	16,197,268
Bank of Shanghai Co. Ltd., Class A	1,864,902	2,384,701
Beijing Caishikou Department Store Co. Ltd., Class A	79,600	160,654
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	351,000	140,648
Beijing GeoEnviron Engineering & Technology, Inc., Class A	218,100	616,900
Beijing Haohua Energy Resource Co. Ltd., Class A	99,700	155,102
Beijing Jingneng Clean Energy Co. Ltd., Class H	10,670,000	2,449,105
Beijing Strong Biotechnologies, Inc., Class A	85,400	137,511
Bestsun Energy Co. Ltd., Class A	230,500	109,681
Binjiang Service Group Co. Ltd.	821,500	2,248,059
Bros Eastern Co. Ltd., Class A	180,700	180,221
Chacha Food Co. Ltd., Class A	76,300	201,878
Changchun Faway Automobile Components Co. Ltd., Class A	114,000	121,591
Cheerwin Group Ltd.(b)	5,900,000	1,489,662
China CITIC Bank Corp. Ltd., Class H	2,851,000	2,417,627
China Coal Energy Co. Ltd., Class H	4,989,000	6,266,429
China Communications Services Corp. Ltd., Class H	7,738,000	3,867,989
China Construction Bank Corp., Class H	151,940,054	156,356,595
China Everbright Bank Co. Ltd., Class A	712,800	303,476
China Everbright Bank Co. Ltd., Class H	4,242,000	1,584,925
China Hongqiao Group Ltd.	7,470,000	19,108,294
China Lesso Group Holdings Ltd., Class L	5,154,000	2,339,725
China Merchants Bank Co. Ltd., Class H	2,252,000	12,899,668
China Minsheng Banking Corp. Ltd., Class H	410,500	164,366
China Railway Signal & Communication Corp. Ltd., Class H*(a)(b)	7,026,000	2,867,005
China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	142,800	464,289
China Shenhua Energy Co. Ltd., Class A	3,593,600	20,667,965
China Shenhua Energy Co. Ltd., Class H(a)	6,459,500	33,046,861
China Suntien Green Energy Corp. Ltd., Class H(a)	6,859,000	2,711,396
China Zheshang Bank Co. Ltd., Class A	3,413,900	1,322,710
CIMC Vehicles Group Co. Ltd., Class A*	122,100	126,813
CITIC Ltd.	14,560,000	19,699,135
Citic Pacific Special Steel Group Co. Ltd., Class A	354,100	658,330
Country Garden Services Holdings Co. Ltd.	6,283,000	3,893,801
Dashang Co. Ltd., Class A	71,830	139,999
Datang International Power Generation Co. Ltd., Class H	14,776,000	4,522,083
DeHua TB New Decoration Materials Co. Ltd., Class A	101,800	166,167
Dong-E-E-Jiao Co. Ltd., Class A	212,800	1,422,011
Dynagreen Environmental Protection Group Co. Ltd., Class H(a)	4,562,000	2,943,582
EEKA Fashion Holdings Ltd.*(a)	2,550,500	1,570,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets High Dividend Fund (DEM)
June 30, 2026

Investments	Shares	Value
ENN Energy Holdings Ltd.	1,188,600	$6,132,422
ENN Natural Gas Co. Ltd., Class A	401,800	935,245
Ever Sunshine Services Group Ltd.	12,060,000	2,537,474
Fufeng Group Ltd.(a)	5,033,000	3,035,697
Guangdong Lingxiao Pump Industry Co. Ltd., Class A	67,400	151,322
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,566,000	2,837,633
H World Group Ltd.	2,965,000	12,613,079
Haidilao International Holding Ltd.(a)(b)	4,632,000	6,272,829
Hangzhou Huawang New Material Technology Co. Ltd., Class A	253,200	346,900
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	140,900	1,018,557
Henan Shuanghui Investment & Development Co. Ltd., Class A	757,400	2,499,375
Hengan International Group Co. Ltd.(a)	1,886,000	5,228,434
Hisense Home Appliances Group Co. Ltd., Class H	1,318,000	4,094,144
Huadian Power International Corp. Ltd., Class H	6,890,000	3,277,166
Huali Industrial Group Co. Ltd., Class A	13,800	60,482
Huaneng Power International, Inc., Class H(a)	9,948,000	6,951,631
Industrial & Commercial Bank of China Ltd., Class H	115,798,823	94,947,932
Industrial Bank Co. Ltd., Class A	18,776,100	45,806,160
Inner Mongolia ERDOS Resources Co. Ltd., Class A	229,300	362,124
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	435,900	301,816
Jiangsu Expressway Co. Ltd., Class H	4,315,727	5,046,540
Jinan Acetate Chemical Co. Ltd.	2,416,000	3,594,821
Jingjin Equipment, Inc., Class A	76,800	135,769
Jinneng Science&Technology Co. Ltd., Class A	165,500	100,451
JNBY Design Ltd.	1,773,000	3,893,250
Kinetic Development Group Ltd.	18,520,000	3,636,906
Launch Tech Co. Ltd., Class H(a)	2,199,000	1,934,838
Luolai Lifestyle Technology Co. Ltd., Class A	281,900	410,723
Luyang Energy-Saving Materials Co. Ltd.*	92,800	109,643
Midea Real Estate Holding Ltd.*(b)	4,205,200	1,442,478
NetDragon Websoft Holdings Ltd.(a)	1,425,000	1,295,611
New China Life Insurance Co. Ltd., Class H	184,000	1,079,779
Onewo, Inc., Class H(a)	1,317,300	2,533,124
Opple Lighting Co. Ltd., Class A	66,800	160,800
PetroChina Co. Ltd., Class A	16,986,100	21,720,588
Ping An Insurance Group Co. of China Ltd., Class H	7,933,000	51,642,064
Postal Savings Bank of China Co. Ltd., Class H(b)	2,587,000	1,507,589
Qianhe Condiment & Food Co. Ltd., Class A	182,760	187,660
Qingdao Port International Co. Ltd., Class H(b)	3,743,000	3,006,982
Shaanxi Coal Industry Co. Ltd., Class A	5,220,400	15,650,433
Shandong WIT Dyne Health Co. Ltd., Class A	54,000	225,212
Shanghai Rural Commercial Bank Co. Ltd., Class A	947,200	1,045,157
Shanghai Zhonggu Logistics Co. Ltd., Class A	105,400	152,324
Shenzhou International Group Holdings Ltd.	1,162,900	5,836,706
Sichuan Expressway Co. Ltd., Class A	328,200	235,948
Sichuan Expressway Co. Ltd., Class H	4,828,000	2,647,318
Sichuan Road & Bridge Group Co. Ltd., Class A	561,500	646,867
Sinoma International Engineering Co., Class A	222,600	233,815
Sinopec Engineering Group Co. Ltd., Class H	5,481,500	3,446,012
Sinotrans Ltd., Class H	7,579,000	3,691,864
Sunshine Insurance Group Co. Ltd., Class H	332,000	143,942
Tian Di Science & Technology Co. Ltd., Class A	232,500	152,420
Tian Lun Gas Holdings Ltd.	2,824,000	979,499
Tingyi Cayman Islands Holding Corp.	5,700,000	7,108,600
Tsingtao Brewery Co. Ltd., Class H	1,300,000	7,134,869
Uni-President China Holdings Ltd.(a)	4,622,000	3,978,360
Weichai Power Co. Ltd., Class H	4,485,000	19,502,362
Weilong Delicious Global Holdings Ltd.	2,378,400	2,180,641
Xiamen C & D, Inc., Class A	945,000	1,103,985
Xinyi Energy Holdings Ltd.	13,982,000	1,586,827
Xtep International Holdings Ltd.(a)	4,633,500	2,221,608
Yihai International Holding Ltd.	2,550,000	4,139,415
Yunnan Yuntianhua Co. Ltd., Class A	2,064,800	9,247,189
Yutong Bus Co. Ltd., Class A	2,132,800	8,423,743
ZBOM Home Collection Co. Ltd., Class A	2,700	2,160
ZCZL Industrial Technology Group Co. Ltd., Class H	1,241,600	1,901,495
Zhejiang Expressway Co. Ltd., Class H	5,319,400	4,022,423
Zhejiang Hangmin Co. Ltd., Class A	283,700	252,856
Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	65,600	99,057
Zhejiang Semir Garment Co. Ltd., Class A	202,400	150,279
Zhejiang Weixing New Building Materials Co. Ltd., Class A	122,900	148,284
Zhejiang Zheneng Electric Power Co. Ltd., Class A	3,789,900	2,936,782
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	5,919,200	5,208,138
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	6,009,600	6,170,730
Total China		776,280,542
Czech Republic — 0.0%
Komercni Banka AS	19,953	914,182
Moneta Money Bank AS(b)	87,779	770,026
Total Czech Republic		1,684,208
Hungary — 1.0%
Magyar Telekom Telecommunications PLC	1,273,967	10,844,406
MOL Hungarian Oil & Gas PLC*	1,609,959	19,134,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets High Dividend Fund (DEM)
June 30, 2026

Investments	Shares	Value
Richter Gedeon Nyrt	269,654	$10,437,479
Total Hungary		40,416,434
India — 3.4%
Allcargo Logistics Ltd.*	7,002,715	598,486
ALLCARGO WORLD*^	6,817,024	1,546,202
Castrol India Ltd.	1,609,361	3,135,626
Coal India Ltd.	3,543,913	16,437,519
GAIL India Ltd.	4,377,813	8,022,242
Gujarat Pipavav Port Ltd.	1,581,159	2,523,941
Hindustan Zinc Ltd.	1,150,143	6,477,993
Mindspace Business Parks REIT(b)	688,326	3,442,330
MSTC Ltd.	418,895	3,139,320
National Aluminium Co. Ltd.	2,751,623	9,871,789
NMDC Ltd.	7,097,243	6,385,054
Oil & Natural Gas Corp. Ltd.	6,992,284	17,351,671
Tata Consultancy Services Ltd.	1,336,977	28,693,267
Vedanta Ltd.	5,903,859	17,510,356
Wipro Ltd.	4,475,516	8,056,130
Total India		133,191,926
Indonesia — 2.6%
ANTAM Persero Tbk	29,945,600	4,337,758
Aspirasi Hidup Indonesia Tbk. PT	134,873,500	2,459,103
Avia Avian Tbk. PT	131,206,700	2,289,513
Bank CIMB Niaga Tbk. PT	10,764,500	936,174
Bank Mandiri Persero Tbk. PT	58,506,800	12,597,941
Bank Negara Indonesia Persero Tbk. PT	3,589,100	634,315
Bank Rakyat Indonesia Persero Tbk. PT	107,656,200	16,437,440
Bukit Asam Persero Tbk. PT	28,766,400	3,684,287
Elnusa Tbk. PT	77,784,400	2,262,186
Erajaya Swasembada Tbk. PT*	117,841,200	2,306,735
Hanjaya Mandala Sampoerna Tbk. PT	71,437,700	2,676,916
Indo Tambangraya Megah Tbk. PT	2,880,200	3,547,898
Indosat Tbk. PT	36,723,400	3,553,215
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	110,797,900	2,305,191
Japfa Comfeed Indonesia Tbk. PT	28,907,100	3,144,536
Jasa Marga Persero Tbk. PT	14,570,800	2,208,438
Perusahaan Gas Negara Persero Tbk. PT	56,146,200	4,286,329
Sumber Tani Agung Resources Tbk. PT	41,957,300	2,346,605
Surya Citra Media Tbk. PT	119,299,700	1,321,104
Telkom Indonesia Persero Tbk. PT	105,304,800	13,840,396
Triputra Agro Persada PT	31,537,800	2,548,776
Unilever Indonesia Tbk. PT	29,229,900	2,950,781
United Tractors Tbk. PT	5,030,600	6,471,130
Total Indonesia		99,146,767
Malaysia — 2.7%
Alliance Bank Malaysia Bhd.	368,700	429,510
AMMB Holdings Bhd.	736,400	1,150,428
Carlsberg Brewery Malaysia Bhd., Class B	307,200	1,238,594
CIMB Group Holdings Bhd.	4,843,100	8,801,317
Dayang Enterprise Holdings Bhd.(a)	9,005,700	3,600,071
Gas Malaysia Bhd	2,974,000	3,865,653
Genting Malaysia Bhd.	8,450,700	3,875,612
Heineken Malaysia Bhd.	589,900	2,809,530
Hong Leong Bank Bhd.	75,300	395,198
Malayan Banking Bhd.	7,920,783	20,940,783
Matrix Concepts Holdings Bhd.	8,652,650	2,504,016
Maxis Bhd.	6,529,300	5,412,393
MISC Bhd.	3,367,200	6,441,241
Petronas Dagangan Bhd.	1,092,500	5,063,949
Petronas Gas Bhd.	1,755,500	7,525,724
Public Bank Bhd.	7,102,500	8,361,006
RHB Bank Bhd.	387,245	786,361
Sime Darby Bhd.	10,818,500	5,677,888
TIME dotCom Bhd.	4,381,300	6,629,705
Velesto Energy Bhd.	50,418,600	3,276,745
Westports Holdings Bhd.	4,445,624	6,607,108
Total Malaysia		105,392,832
Mexico — 6.0%
Arca Continental SAB de CV	839,742	10,071,858
Banco del Bajio SA(b)	181,925	588,448
Bolsa Mexicana de Valores SAB de CV	83,413	166,361
Coca-Cola Femsa SAB de CV	1,046,859	11,076,830
FIBRA Macquarie Mexico(b)	3,021,773	7,702,398
Fomento Economico Mexicano SAB de CV	4,491,321	57,305,388
Grupo Aeroportuario del Centro Norte SAB de CV	768,805	10,894,713
Grupo Aeroportuario del Pacifico SAB de CV, Class B	841,379	21,295,273
Grupo Aeroportuario del Sureste SAB de CV, Class B	924,103	28,257,098
Grupo Financiero Banorte SAB de CV, Class O	6,514,001	68,805,446
Kimberly-Clark de Mexico SAB de CV, Class A	4,364,990	9,674,859
Megacable Holdings SAB de CV, Series CPO	2,070,969	7,434,688
Qualitas Controladora SAB de CV	31,536	316,249
Total Mexico		233,589,609
Philippines — 0.6%
Aboitiz Power Corp.	7,380,200	4,924,543
DMCI Holdings, Inc.	12,873,900	1,573,314
Manila Electric Co.	798,070	7,412,415
Metropolitan Bank & Trust Co.	135,610	143,631
Monde Nissin Corp.(b)	28,375,200	3,333,635
Robinsons Land Corp.	9,613,500	2,578,429
Universal Robina Corp.	3,355,180	3,389,623
Total Philippines		23,355,590
Poland — 4.9%
Alior Bank SA	5,730	198,172
Bank Polska Kasa Opieki SA	464,138	28,251,932
Budimex SA(a)	33,736	6,616,433
Erste Bank Polska SA	12,130	2,080,157
Orange Polska SA	2,479,575	9,446,377
ORLEN SA	1,891,305	63,700,125
Powszechna Kasa Oszczednosci Bank Polski SA	2,082,624	57,145,627
Powszechny Zaklad Ubezpieczen SA	1,047,958	18,294,692
Text SA(a)	197,378	2,263,190
Total Poland		187,996,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets High Dividend Fund (DEM)
June 30, 2026

Investments	Shares	Value
Romania — 0.4%
NEPI Rockcastle NV*	1,653,955	$14,780,646
Russia — 0.0%
Evraz PLC*^	2,288,532	0
GMK Norilskiy Nickel PAO, ADR*^	13	0
GMK Norilskiy Nickel PAO*^	14,851,900	0
Magnit PJSC*^	200,620	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	298,929	0
Novolipetsk Steel PJSC*^	5,213,400	0
PhosAgro PJSC*^	95,795	0
PhosAgro PJSC, GDR*^(c)	1,853	0
Polyus PJSC*^	354,781	0
Sberbank of Russia PJSC*^	9,700,476	0
Severstal PAO, GDR*^(c)	775,843	0
Tatneft PJSC, ADR*^	3,217	0
Tatneft PJSC*^	1,371,750	0
Total Russia		0
Saudi Arabia — 6.2%
Abdullah Al Othaim Markets Co.(a)	1,078,014	1,681,348
Alaseel Co.(a)	699,882	683,639
Alinma Bank	484,575	3,152,085
Almunajem Foods Co.(a)	187,896	3,090,592
Alujain Corp.(a)	402,295	2,890,973
Arab National Bank	24,097	133,017
Arabian Cement Co.(a)	390,248	2,399,321
Arabian Centres Co.(a)(b)	895,052	4,071,234
Banque Saudi Fransi	207,287	1,070,310
First Milling Co.(a)	80,736	1,171,115
Gulf Insurance Group	52,855	459,450
Jarir Marketing Co.	1,647,510	7,349,161
Mobile Telecommunications Co. Saudi Arabia*(a)	1,425,240	4,009,578
Modern Mills Co.(a)	407,707	3,116,508
Nahdi Medical Co.(a)	183,847	4,550,668
Qassim Cement Co.(a)	206,181	2,463,943
Riyad Bank	962,685	5,101,421
Riyadh Cement Co.(a)	534,345	3,261,080
SABIC Agri-Nutrients Co.	452,095	14,896,562
Sahara International Petrochemical Co.(a)	1,112,872	4,238,581
Saudi Arabian Oil Co.(a)(b)	10,523,861	73,161,729
Saudi Aramco Base Oil Co.(a)	152,633	5,049,580
Saudi Awwal Bank	115,192	992,125
Saudi Cement Co.(a)	517,792	4,178,498
Saudi Ground Services Co.(a)	311,888	2,576,654
Saudi Investment Bank	552,021	1,971,713
Saudi National Bank	2,847,905	29,303,739
Saudi Telecom Co.	2,676,216	30,799,420
Saudia Dairy & Foodstuff Co.(a)	63,591	3,716,753
Southern Province Cement Co.(a)	422,058	2,163,536
Tabuk Cement Co.(a)	921,927	1,933,563
United Electronics Co.(a)	190,019	3,656,546
Yanbu Cement Co.	1,019,718	4,258,324
Yanbu National Petrochemical Co.(a)	790,097	6,186,696
Total Saudi Arabia		239,739,462
South Africa — 4.9%
Absa Group Ltd.	505,874	7,034,704
African Rainbow Minerals Ltd.	395,340	4,303,875
AVI Ltd.	1,357,869	8,328,650
Bidvest Group Ltd.	664,630	9,710,735
DataTec Ltd.	1,068,890	6,012,914
Equites Property Fund Ltd.	4,327,705	4,652,481
FirstRand Ltd.	5,882,770	34,908,982
Growthpoint Properties Ltd.	14,700,291	15,471,630
Investec Ltd.	93,423	734,787
Life Healthcare Group Holdings Ltd.	5,292,023	3,367,651
Momentum Group Ltd.	362,041	897,482
Motus Holdings Ltd.	620,671	4,203,446
Mr. Price Group Ltd.	496,910	5,450,548
Netcare Ltd.	5,489,391	6,042,014
Old Mutual Ltd.	1,047,268	857,495
Omnia Holdings Ltd.	950,559	6,490,364
Raubex Group Ltd.	1,339,096	4,198,666
Redefine Properties Ltd.	25,273,731	9,868,937
Resilient REIT Ltd.	1,178,614	5,990,149
Reunert Ltd.	1,070,422	3,944,038
Sanlam Ltd.	397,682	2,140,786
Standard Bank Group Ltd.	1,374,473	27,092,800
Sun International Ltd.	1,426,666	4,706,518
Super Group Ltd.*	3,635,341	4,338,455
Vodacom Group Ltd.	1,080,325	10,003,717
Total South Africa		190,751,824
South Korea — 3.1%
Binggrae Co. Ltd.	52,966	2,191,390
BNK Financial Group, Inc.	58,108	639,477
Cheil Worldwide, Inc.	346,926	4,075,423
DB Insurance Co. Ltd.	10,633	918,969
DN Automotive Corp.	178,068	4,390,497
Dongsuh Cos., Inc.	189,228	2,882,451
GS Holdings Corp.	154,079	6,593,583
Hana Financial Group, Inc.	169,498	12,537,579
Hana Tour Service, Inc.	86,688	1,756,925
Handsome Co. Ltd.	295,115	3,990,615
Hanil Cement Co. Ltd.	267,838	2,352,853
Hankook & Co. Co. Ltd.(a)	219,889	3,363,693
Hanssem Co. Ltd.*	96,611	2,045,337
HL Holdings Corp.*	79,847	1,984,193
Hyundai Elevator Co. Ltd.	97,084	4,455,349
Industrial Bank of Korea	71,950	924,162
Innocean Worldwide, Inc.	137,722	1,600,075
JB Financial Group Co. Ltd.	25,978	415,836
JS Corp.	253,236	1,817,585
K Car Co. Ltd.	219,793	1,187,418
KEPCO Plant Service & Engineering Co. Ltd.	103,892	2,970,642
KG Dongbusteel	667,863	2,263,139
Korean Reinsurance Co.	56,236	482,033
KT&G Corp.	151,919	16,640,195
LG Uplus Corp.	607,703	5,491,410
LX INTERNATIONAL Corp.	159,946	3,799,143
LX Semicon Co. Ltd.	53,913	1,428,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets High Dividend Fund (DEM)
June 30, 2026

Investments	Shares	Value
Partron Co. Ltd.	556,085	$2,074,596
Samsung Fire & Marine Insurance Co. Ltd.	6,845	2,730,401
Samsung Securities Co. Ltd.	12,145	850,534
SAMT Co. Ltd.	840,554	6,700,343
SGC Energy Co. Ltd.	103,780	2,679,404
SK Networks Co. Ltd.	915,643	5,939,593
TKG Huchems Co. Ltd.	166,545	1,633,953
Woori Financial Group, Inc.	200,405	3,751,207
Total South Korea		119,558,473
Taiwan — 31.5%
Alltek Technology Corp.	2,723,000	5,060,242
Asustek Computer, Inc.*(a)	1,639,000	36,014,628
Capital Futures Corp.*	183,000	351,564
Capital Securities Corp.*	374,000	449,061
Cathay Consolidated, Inc.	590,000	2,083,562
Cathay Financial Holding Co. Ltd.(a)	8,331,000	25,707,071
Cathay Real Estate Development Co. Ltd.	3,949,000	3,061,865
Chicony Electronics Co. Ltd.(a)	1,802,386	5,884,141
Chicony Power Technology Co. Ltd.(a)	996,000	2,979,574
China Steel Chemical Corp.	1,260,000	3,255,160
Chin-Poon Industrial Co. Ltd.(a)	2,602,000	4,426,990
Chong Hong Development Co. Ltd.(a)	1,078,341	2,650,451
Chun Yuan Steel Industry Co. Ltd.*(a)	5,570,000	4,143,864
Compal Electronics, Inc.	7,631,000	8,455,866
Crowell Development Corp.(a)	3,051,000	2,011,238
CTBC Financial Holding Co. Ltd.(a)	20,131,000	44,866,856
CyberPower Systems, Inc.(a)	497,000	3,323,058
Da-Li Development Co. Ltd.	2,782,468	3,939,206
Darfon Electronics Corp.	2,034,000	2,662,496
Depo Auto Parts Ind Co. Ltd.(a)	885,000	3,778,193
Elan Microelectronics Corp.(a)	882,000	5,232,778
Ennoconn Corp.(a)	410,000	4,755,544
Eva Airways Corp.(a)	7,017,000	9,890,079
Evergreen International Storage & Transport Corp.*	1,508,000	2,300,592
Evergreen Marine Corp. Taiwan Ltd.(a)	4,164,000	24,116,209
Everlight Electronics Co. Ltd.	2,061,000	4,399,353
Far Eastern Department Stores Ltd.*	3,987,000	2,878,565
Far Eastern New Century Corp.(a)	9,671,000	8,652,033
Feng Hsin Steel Co. Ltd.	1,965,000	3,744,150
Flytech Technology Co. Ltd.(a)	987,000	3,996,767
Formosa International Hotels Corp.	594,000	3,328,332
Foxsemicon Integrated Technology, Inc.	347,000	3,600,003
Fu Hua Innovation Co. Ltd.(a)	4,979,000	2,258,457
Fubon Financial Holding Co. Ltd.(a)	7,059,000	28,695,572
Fulgent Sun International Holding Co. Ltd.(a)	803,450	1,833,560
Fusheng Precision Co. Ltd.(a)	597,000	4,788,144
Global Mixed Mode Technology, Inc.*(a)	468,000	4,598,245
Great Wall Enterprise Co. Ltd.	2,702,000	4,707,391
Greatek Electronics, Inc.(a)	1,610,000	6,898,592
Highwealth Construction Corp.(a)	4,506,000	6,089,285
Holy Stone Enterprise Co. Ltd.(a)	1,121,200	29,634,467
Hong TAI Electric Industrial(a)	2,719,000	3,166,541
Hua Nan Financial Holdings Co. Ltd.(a)	1,219,000	1,454,083
Huaku Development Co. Ltd.(a)	1,272,660	4,074,877
Huang Hsiang Construction Corp.*(a)	2,111,000	2,547,924
Hung Sheng Construction Ltd.(a)	3,905,000	2,016,457
Innolux Corp.(a)	20,494,000	44,196,249
Iron Force Industrial Co. Ltd.(a)	761,000	2,059,178
ITE Technology, Inc.(a)	877,000	4,377,223
ITH Corp.	2,215,000	2,687,356
JPC connectivity, Inc.(a)	601,000	6,603,048
Kindom Development Co. Ltd.(a)	3,271,700	3,486,705
KMC Kuei Meng International, Inc.	876,000	2,351,106
Kung Long Batteries Industrial Co. Ltd.	302,000	1,189,742
L&K Engineering Co. Ltd.	444,000	12,864,313
Lion Travel Service Co. Ltd.(a)	678,000	3,181,800
Makalot Industrial Co. Ltd.(a)	586,000	4,028,503
MediaTek, Inc.	1,949,000	259,711,676
Merry Electronics Co. Ltd.(a)	1,192,000	3,375,085
momo.com, Inc.(a)	518,000	4,837,474
Nan Pao Resins Chemical Co. Ltd., Class L(a)	334,000	3,601,431
Nichidenbo Corp.(a)	1,405,000	14,223,549
Novatek Microelectronics Corp.(a)	1,356,000	22,772,747
O-Bank Co. Ltd.	2,688,000	881,754
Pan German Universal Motors Ltd.(a)	396,000	2,896,363
Powertech Technology, Inc.	1,372,000	14,535,495
President Securities Corp.	293,000	459,875
Primax Electronics Ltd.(a)	1,587,000	3,287,932
Promate Electronic Co. Ltd.(a)	2,038,782	3,212,746
Quanta Computer, Inc.*(a)	5,313,000	61,374,727
Realtek Semiconductor Corp.(a)	1,172,000	29,652,724
Rechi Precision Co. Ltd.	3,570,000	3,154,631
Sanyang Motor Co. Ltd.	1,660,000	3,183,840
Sercomm Corp.(a)	830,000	2,105,190
Sesoda Corp.(a)	2,589,000	4,331,728
Shanghai Commercial & Savings Bank Ltd.	840,000	1,125,924
Shinkong Insurance Co. Ltd.	130,000	581,514
Sinbon Electronics Co. Ltd.	647,000	6,671,778
Sincere Navigation Corp.(a)	4,184,000	3,874,500
Sinon Corp.(a)	2,831,000	3,483,597
Sitronix Technology Corp.	545,000	5,679,846
Sports Gear Co. Ltd.(a)	791,000	1,854,808
Standard Foods Corp.(a)	2,895,000	2,667,219
Stark Technology, Inc.(a)	717,000	3,511,120
Synnex Technology International Corp.*	3,737,000	10,686,695
Systex Corp.(a)	937,000	3,941,362
Taisun Enterprise Co. Ltd.	4,056,000	2,272,679
Taiwan Cogeneration Corp.(a)	2,587,524	6,197,419
Taiwan Fertilizer Co. Ltd.	1,300,000	1,936,340
Taiwan Hon Chuan Enterprise Co. Ltd.(a)	1,029,000	4,150,691
Taiwan Mobile Co. Ltd.(a)	2,663,000	9,738,656
Taiwan Navigation Co. Ltd.	1,840,000	1,715,443
Taiwan Paiho Ltd.(a)	1,781,000	2,479,474
Taiwan Sakura Corp.	1,235,000	3,209,957
Taiwan Secom Co. Ltd.	911,000	3,016,982
Taiwan Surface Mounting Technology Corp.(a)	1,112,000	7,435,092
Tatung Co. Ltd.(a)	6,798,000	5,825,668
Tigerair Taiwan Co. Ltd.(a)	1,518,000	2,968,669
Ton Yi Industrial Corp.(a)	6,160,000	2,929,512
Tong Yang Industry Co. Ltd.(a)	1,593,000	3,870,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets High Dividend Fund (DEM)
June 30, 2026

Investments	Shares	Value
Topkey Corp.	462,000	$2,421,923
Transcend Information, Inc.(a)	980,000	8,198,327
TS Financial Holding Co. Ltd.(a)	10,710,000	11,178,488
Ttet Union Corp.(a)	715,000	3,175,882
Tung Ho Steel Enterprise Corp.	1,980,000	4,189,161
TXC Corp.	1,318,000	7,757,444
U-Ming Marine Transport Corp.(a)	2,128,000	4,028,013
United Microelectronics Corp.*(a)	23,579,000	121,756,800
Universal Cement Corp.(a)	3,379,520	2,843,098
Voltronic Power Technology Corp.(a)	169,000	5,755,968
Wah Lee Industrial Corp.	1,064,000	4,325,271
Wan Hai Lines Ltd.*(a)	3,003,000	7,465,905
Weikeng Industrial Co. Ltd.(a)	3,522,000	5,461,579
WNC Corp. /Taiwan(a)	1,092,000	8,895,328
Wowprime Corp.	573,000	4,442,767
WPG Holdings Ltd.	3,480,000	11,688,666
WT Microelectronics Co. Ltd.(a)	1,802,000	12,105,159
Yuanta Financial Holding Co. Ltd.	4,049,000	8,350,550
YungShin Global Holding Corp.	1,741,000	2,940,241
Zenitron Corp.(a)	2,916,000	7,606,598
Zero One Technology Co. Ltd.(a)	932,000	2,925,620
Zippy Technology Corp.	1,094,000	2,084,529
Total Taiwan		1,220,809,963
Thailand — 4.2%
Advanced Info Service PCL, NVDR	2,219,700	24,521,904
Amata Corp. PCL, NVDR	6,399,800	5,153,283
AP Thailand PCL, NVDR	10,360,900	2,354,715
Bangkok Bank PCL, NVDR	171,400	926,124
Bangkok Life Assurance PCL, NVDR	397,300	295,399
Charoen Pokphand Foods PCL, NVDR(a)	10,760,400	6,348,605
Chularat Hospital PCL, NVDR(a)	54,091,300	2,540,071
Electricity Generating PCL, NVDR	1,204,300	4,350,206
Gunkul Engineering PCL, NVDR	45,504,000	5,807,768
Home Product Center PCL, NVDR	18,039,100	3,556,723
Ichitan Group PCL, NVDR	6,843,200	2,883,906
I-TAIL Corp. PCL, NVDR	6,244,800	3,026,483
Karmarts PCL, NVDR	10,338,800	2,411,935
Kasikornbank PCL, NVDR	195,800	1,284,881
KCE Electronics PCL, NVDR	4,431,100	5,568,803
Kiatnakin Phatra Bank PCL, NVDR	86,500	261,683
Krung Thai Bank PCL, NVDR	440,600	503,990
MBK PCL, NVDR	7,321,000	4,253,256
MC Group PCL, NVDR	7,592,200	2,651,059
Mega Lifesciences PCL, NVDR	2,421,000	2,678,218
MK Restaurants Group PCL, NVDR(a)	2,579,300	1,684,828
Precious Shipping PCL, NVDR	12,323,100	2,615,188
Prima Marine PCL, NVDR(a)	11,168,600	2,958,525
PTT PCL, NVDR	20,630,900	22,046,536
Ratch Group PCL, NVDR	3,860,900	3,660,943
Regional Container Lines PCL, NVDR	4,044,200	3,865,184
Sansiri PCL, NVDR	50,470,700	2,202,932
Sappe PCL, NVDR	1,502,700	1,492,726
SCB X PCL, NVDR(a)	373,400	1,663,527
Supalai PCL, NVDR	6,136,200	2,955,380
Thai Life Insurance PCL, NVDR	722,200	250,005
Thai Oil PCL, NVDR(a)	3,300,900	4,819,122
Thai Union Group PCL, NVDR	10,229,400	3,602,715
Thaifoods Group PCL, NVDR	29,703,200	9,835,349
Tipco Asphalt PCL, NVDR	5,855,800	2,379,654
TMBThanachart Bank PCL, NVDR	22,207,100	1,644,451
TOA Paint Thailand PCL, NVDR(a)	6,528,000	2,888,626
TTW PCL, NVDR	13,726,577	4,069,980
WHA Corp. PCL, NVDR(a)	35,551,700	5,511,394
Total Thailand		161,526,077
Turkey — 0.4%
Anadolu Anonim Turk Sigorta Sirketi	311,759	182,823
Anadolu Hayat Emeklilik AS	69,918	154,206
Celebi Hava Servisi AS	43,339	1,470,473
Nuh Cimento Sanayi AS	520,865	2,463,909
Oyak Cimento Fabrikalari AS(a)	6,004,587	2,638,361
Tofas Turk Otomobil Fabrikasi AS(a)	532,332	3,514,232
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,751,884	3,754,936
Total Turkey		14,178,940
TOTAL COMMON STOCKS

(Cost: $3,157,582,005)		3,833,673,126
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree Global High Dividend Fund(a)(d)

(Cost: $1,632,323)	27,185	1,867,400
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(e)

(Cost: $1,695,392)	1,695,392	1,695,392
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 4.0%
United States — 4.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(e)	80,000,313	80,000,313
WisdomTree Treasury Money Market Digital Fund, 3.45%(d)(e)	74,200,000	74,200,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

(Cost: $154,200,313)		154,200,313
TOTAL INVESTMENTS IN SECURITIES — 103.1% (Cost: $3,315,110,033)		3,991,436,231
Other Liabilities less Assets — (3.1)%		(119,856,349)
NET ASSETS — 100.0%		$3,871,579,882

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $1,546,202, which represents 0.0% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets High Dividend Fund (DEM)
June 30, 2026

(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $539,297,481 and the total market value of the collateral held by the Fund was $569,278,192. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $415,077,879.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CNH	Offshore Chinese renminbi
IDR	Indonesian rupiah
MYR	Malaysian ringgit
PLN	Polish zloty
TWD	Taiwan new dollar
USD	United States dollar

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Dividend Income	Securities Lending Income
WisdomTree Global High Dividend Fund	$2,463,665	$—	$675,377	$43,195	$35,917	$1,867,400	$24,331	$—
WisdomTree Treasury Money Market Digital Fund	72,800,000	195,200,000	193,800,000	—	—	74,200,000	—	679,673
Total	$75,263,665	$195,200,000	$194,475,377	$43,195	$35,917	$76,067,400	$24,331	$679,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets High Dividend Fund (DEM)
June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/2/2026	505,362	USD	2,050,000	MYR	$2,603	$–
Bank of America NA	7/2/2026	260,253	USD	8,300,000	TWD	–	(290)
Canadian Imperial Bank of Commerce	7/2/2026	1,984,238	USD	7,470,000	PLN	–	(3,072)
Goldman Sachs	7/1/2026	337,740	USD	1,750,000	BRL	–	(362)
Goldman Sachs	7/1/2026	250,351	USD	940,000	PLN	274	–
HSBC Holdings PLC	7/2/2026	312,936	USD	5,600,000,000	IDR	–	(263)
Royal Bank of Canada	7/2/2026	1,264,851	USD	8,600,000	CNH	–	(2,091)
						$2,877	$(6,078)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
India	$131,645,724	$–	$1,546,202	*	$133,191,926
Russia	–	–	0	*	0
Other	3,700,481,200	–	–		3,700,481,200
Exchange-Traded Fund	1,867,400	–	–		1,867,400
Mutual Fund	–	1,695,392	–		1,695,392
Investment of Cash Collateral for Securities Loaned	–	154,200,313	–		154,200,313
Total Investments in Securities	$3,833,994,324	$155,895,705	$1,546,202		$3,991,436,231
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$2,877	$–		$2,877
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(6,078)	$–		$(6,078)
Total - Net	$3,833,994,324	$155,892,504	$1,546,202		$3,991,433,030

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets Multifactor Fund (EMMF)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 96.9%
Australia — 0.4%
Anglogold Ashanti PLC	9,398	$761,376
Brazil — 6.5%
Ambev SA	218,449	687,513
Axia Energia SA	45,006	472,846
BB Seguridade Participacoes SA	81,695	618,243
Caixa Seguridade Participacoes SA	151,663	577,532
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	136,004	778,825
CPFL Energia SA	89,879	777,593
Embraer SA	35,506	561,475
Engie Brasil Energia SA	45,266	304,604
MercadoLibre, Inc.*	1,521	2,581,730
PRIO SA*	32,160	324,026
StoneCo Ltd., Class A	46,143	500,190
Telefonica Brasil SA	107,751	706,758
TIM SA	189,358	800,097
Ultrapar Participacoes SA	60,365	303,927
Vale SA	39,269	590,862
Vibra Energia SA	90,317	521,561
WEG SA	63,488	575,396
Total Brazil		11,683,178
Chile — 0.4%
Latam Airlines Group SA	24,789,184	720,748
China — 12.6%
Airtac International Group	14,000	586,693
Alibaba Group Holding Ltd.	289,200	3,424,133
Baidu, Inc., Class A*	120,900	1,689,691
Bosideng International Holdings Ltd.	1,142,000	623,276
C&D International Investment Group Ltd.(a)	217,000	373,563
China Gold International Resources Corp. Ltd.	32,900	513,928
China Life Insurance Co. Ltd., Class H	203,000	690,123
China Nonferrous Mining Corp. Ltd.	287,000	411,723
China Pacific Insurance Group Co. Ltd., Class H	136,000	466,164
China Resources Land Ltd.	109,000	416,983
China Taiping Insurance Holdings Co. Ltd.	270,400	621,344
CITIC Ltd.	195,000	263,828
Contemporary Amperex Technology Co. Ltd., Class H(a)	7,400	662,429
Geely Automobile Holdings Ltd.	256,000	550,387
Huaneng Power International, Inc., Class H	1,156,000	807,809
Li Ning Co. Ltd.	223,000	418,584
MMG Ltd.*	584,000	516,824
NetEase, Inc.	25,900	668,468
New China Life Insurance Co. Ltd., Class H	108,300	635,544
New Oriental Education & Technology Group, Inc.	107,900	493,678
Ping An Insurance Group Co. of China Ltd., Class H	94,000	611,919
Tencent Holdings Ltd.	92,400	5,064,176
Weichai Power Co. Ltd., Class H	126,000	547,892
WuXi AppTec Co. Ltd., Class H(b)	41,700	817,298
Wuxi Biologics Cayman, Inc.*(b)	163,000	719,174
Total China		22,595,631
Czech Republic — 0.2%
Colt CZ Group SE	9,207	397,327
Hungary — 0.2%
Richter Gedeon Nyrt	11,741	454,458
India — 14.7%
ABB India Ltd.	6,998	519,793
Adani Power Ltd.*	213,215	504,033
Alkem Laboratories Ltd.	9,308	547,710
Apollo Hospitals Enterprise Ltd.	6,628	607,913
Ashok Leyland Ltd.	357,230	595,140
Aurobindo Pharma Ltd.	26,118	435,591
Bajaj Auto Ltd.	3,619	371,463
Bank of Baroda	200,808	577,866
Bharat Forge Ltd.	20,848	472,225
Bharat Heavy Electricals Ltd.	99,950	437,247
Bharat Petroleum Corp. Ltd.	137,273	440,205
BSE Ltd.*	10,803	441,164
Canara Bank	33,711	44,702
CG Power & Industrial Solutions Ltd.	50,210	505,051
Cipla Ltd.	27,414	424,393
Coal India Ltd.	104,289	483,717
Cummins India Ltd.	9,651	577,018
Dr. Reddy’s Laboratories Ltd.	32,325	463,436
Eicher Motors Ltd.	9,224	689,276
GE Vernova T&D India Ltd.	10,312	538,592
Hero MotoCorp Ltd.	9,396	475,891
Hindalco Industries Ltd.	57,693	583,032
Hitachi Energy India Ltd.	1,379	508,719
Indus Towers Ltd.*	79,962	330,884
Infosys Ltd.	103,159	1,090,235
Larsen & Toubro Ltd.	14,632	640,471
Lupin Ltd.	17,886	457,076
Marico Ltd.	52,741	465,933
Nestle India Ltd.	26,765	397,324
NMDC Ltd.	674,892	607,168
NTPC Ltd.	142,026	535,118
Oil & Natural Gas Corp. Ltd.	153,182	380,128
Oil India Ltd.	77,554	341,607
Oracle Financial Services Software Ltd.	10,658	1,213,256
Polycab India Ltd.	4,437	466,908
Punjab National Bank	319,047	359,598
Reliance Industries Ltd.	49,658	678,780
Samvardhana Motherson International Ltd.	218,110	341,271
Shriram Finance Ltd.	24,586	270,681
Solar Industries India Ltd.	2,530	499,699
State Bank of India	42,230	458,130
Sun Pharmaceutical Industries Ltd.	22,472	442,158
Tata Communications Ltd.	15,442	321,471
Tata Motors Passenger Vehicles Limited	173,152	644,252
Tata Steel Ltd.	309,867	615,618
Titan Co. Ltd.	9,274	431,473
Torrent Pharmaceuticals Ltd.	13,721	669,694
TVS Motor Co. Ltd.	9,468	346,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Multifactor Fund (EMMF)
June 30, 2026

Investments	Shares	Value
Union Bank of India Ltd.	370,897	$675,624
Vedanta Ltd.	196,419	582,562
Vodafone Idea Ltd.*	2,379,234	363,450
Zydus Lifesciences Ltd.	37,521	441,014
Total India		26,311,898
Indonesia — 0.5%
Astra International Tbk. PT	2,187,300	552,942
Bank Rakyat Indonesia Persero Tbk. PT	250,500	38,247
United Tractors Tbk. PT	248,300	319,402
Total Indonesia		910,591
Malaysia — 1.6%
AMMB Holdings Bhd.	634,000	990,455
IHH Healthcare Bhd.	345,200	711,142
Press Metal Aluminium Holdings Bhd.	221,800	417,762
RHB Bank Bhd.	100,100	203,269
Sunway Bhd.	373,700	471,077
Total Malaysia		2,793,705
Mexico — 3.1%
America Movil SAB de CV, Series B	465,543	603,451
Cemex SAB de CV, Series CPO	472,413	567,747
Coca-Cola Femsa SAB de CV	62,169	657,811
Fibra Uno Administracion SA de CV	120,000	205,817
Grupo Carso SAB de CV, Series A1	40,000	299,169
Grupo Financiero Banorte SAB de CV, Class O	39,130	413,319
Grupo Mexico SAB de CV, Series B	50,000	567,251
Industrias Penoles SAB de CV	12,198	533,525
Kimberly-Clark de Mexico SAB de CV, Class A	251,201	556,779
Promotora y Operadora de Infraestructura SAB de CV	50,520	803,087
Sigma Foods SAB de CV, Class A	313,700	288,319
Total Mexico		5,496,275
Philippines — 0.5%
International Container Terminal Services, Inc.	60,840	882,314
Poland — 2.2%
Asseco Poland SA(a)	19,346	860,286
Bank Polska Kasa Opieki SA	11,017	670,601
Budimex SA	2,422	475,012
Erste Bank Polska SA	1,826	313,138
KGHM Polska Miedz SA	5,926	522,231
ORLEN SA	31,717	1,068,245
Total Poland		3,909,513
Russia — 0.0%
GMK Norilskiy Nickel PAO*^	2,900	0
GMK Norilskiy Nickel PAO, ADR*^	11	0
LUKOIL PJSC*^	67	0
LUKOIL PJSC, ADR*^	46	0
Magnit PJSC*^	32	0
Novolipetsk Steel PJSC*^	3,110	0
PhosAgro PJSC*^	178	0
PhosAgro PJSC, GDR*^(c)	4	0
Polyus PJSC*^	590	0
Rosneft Oil Co. PJSC*^	1,588	0
Sberbank of Russia PJSC*^	2,556	0
Severstal PAO, GDR*^(c)	475	0
VTB Bank PJSC*^	3,307	0
X5 Retail Group NV, GDR*^(c)	223	0
Total Russia		0
South Africa — 3.4%
Absa Group Ltd.	41,962	583,525
Bidvest Group Ltd.	28,676	418,977
Gold Fields Ltd.	20,527	690,015
Harmony Gold Mining Co. Ltd.	36,065	550,107
Impala Platinum Holdings Ltd.	47,354	496,942
MTN Group Ltd.	35,979	500,194
Northam Platinum Holdings Ltd.	35,958	517,563
Sasol Ltd.*	46,816	461,762
Sibanye Stillwater Ltd.	217,568	462,216
Valterra Platinum Ltd.	8,203	553,740
Vodacom Group Ltd.	83,465	772,879
Total South Africa		6,007,920
South Korea — 22.9%
APR Corp.	1,297	322,722
Coupang, Inc.*	153,680	2,669,422
DB Insurance Co. Ltd.	3,883	335,593
Hana Financial Group, Inc.	8,193	606,027
Hankook Tire & Technology Co. Ltd.	7,462	298,133
Hanmi Semiconductor Co. Ltd.	6,029	998,153
Hanwha Aerospace Co. Ltd.	752	482,954
HD Hyundai Co. Ltd.	3,166	407,679
HD Hyundai Electric Co. Ltd.	928	582,209
HD Hyundai Heavy Industries Co. Ltd.	1,259	481,074
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,146	484,800
Hyosung Heavy Industries Corp.	233	517,042
Hyundai Glovis Co. Ltd.	3,312	391,420
Hyundai Motor Co.	7,668	2,449,919
Hyundai Rotem Co. Ltd.	4,285	478,477
Kakao Corp.	681	15,187
KB Financial Group, Inc.	6,273	643,779
Korea Electric Power Corp.	19,758	471,856
LG Chem Ltd.	2,168	391,816
LG Display Co. Ltd.*	100,813	750,257
LG Uplus Corp.	22,709	205,206
LIG Defense&Aerospace Co. Ltd.	965	447,838
Meritz Financial Group, Inc.*	5,366	365,745
NH Investment & Securities Co. Ltd.	17,379	329,789
Posco International Corp.	10,469	332,119
Samsung Electronics Co. Ltd.	47,587	10,258,864
Samsung Heavy Industries Co. Ltd.*	29,684	446,419
Shinhan Financial Group Co. Ltd.	7,784	481,319
SK hynix, Inc.	7,726	13,214,936
SK, Inc.	1,772	953,881
Woori Financial Group, Inc.	9,536	178,496
Total South Korea		40,993,131
Taiwan — 24.9%
Accton Technology Corp.	16,000	1,253,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Multifactor Fund (EMMF)
June 30, 2026

Investments	Shares	Value
Advantech Co. Ltd.	57,000	$880,323
Alchip Technologies Ltd.	7,000	918,494
ASE Technology Holding Co. Ltd.	70,000	1,494,201
Asia Vital Components Co. Ltd.	17,000	1,347,449
Bizlink Holding, Inc.	7,000	420,793
Chroma ATE, Inc.	21,000	1,423,885
Compal Electronics, Inc.	658,000	729,126
Delta Electronics, Inc.	28,000	1,713,936
Elite Material Co. Ltd.	9,000	1,522,766
Fortune Electric Co. Ltd.(a)	19,000	462,826
Gold Circuit Electronics Ltd.	27,000	1,017,061
Hon Hai Precision Industry Co. Ltd.	165,000	1,300,049
Hon Precision, Inc.	5,000	1,015,491
Jentech Precision Industrial Co. Ltd.	9,000	969,033
King Slide Works Co. Ltd.	7,000	1,617,252
King Yuan Electronics Co. Ltd.	106,000	1,123,005
Largan Precision Co. Ltd.	8,000	1,077,331
Lite-On Technology Corp., ADR	134,000	933,813
Lotes Co. Ltd.	14,000	927,283
MediaTek, Inc.	15,000	1,998,807
PharmaEssentia Corp.	17,000	715,082
Realtek Semiconductor Corp.(a)	48,000	1,214,446
Taiwan Semiconductor Manufacturing Co. Ltd.	192,500	14,562,962
Wiwynn Corp.	7,000	1,018,473
Yageo Corp.	45,000	1,610,346
Zhen Ding Technology Holding Ltd.	66,000	1,305,228
Total Taiwan		44,572,580
Thailand — 2.2%
Airports of Thailand PCL, NVDR	280,000	541,533
Central Pattana PCL, NVDR	250,000	504,207
Delta Electronics Thailand PCL, NVDR	113,000	1,105,492
Krung Thai Bank PCL, NVDR	841,300	962,339
PTT Exploration & Production PCL, NVDR	68,100	274,692
Siam Cement PCL, NVDR	75,000	550,865
Total Thailand		3,939,128
Turkey — 0.6%
Aselsan Elektronik Sanayi ve Ticaret AS	68,714	508,114
Eregli Demir ve Celik Fabrikalari TAS	610,955	530,087
Total Turkey		1,038,201

TOTAL COMMON STOCKS

(Cost: $137,645,533)		173,467,974
PREFERRED STOCKS — 2.2%
Brazil — 1.9%
Cia Energetica de Minas Gerais, 17.40%	215,798	453,197
Gerdau SA, 3.79%	100,517	403,548
Itau Unibanco Holding SA, 6.74%	121,533	990,400
Itausa SA, 8.03%	157,733	407,745
Petroleo Brasileiro SA - Petrobras, 10.54%	142,139	1,038,042
Total Brazil		3,292,932
Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B	7,279	540,343
TOTAL PREFERRED STOCKS

(Cost: $3,350,299)		3,833,275
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(d)

(Cost: $4,169)	4,169	4,169
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.7%
United States — 0.7%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)

(Cost: $1,280,159)	1,280,159	1,280,159
TOTAL INVESTMENTS IN SECURITIES — 99.8% (Cost: $142,280,160)		178,585,577
Other Assets less Liabilities — 0.2%		366,066
NET ASSETS — 100.0%		$178,951,643

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,344,835 and the total market value of the collateral held by the Fund was $2,461,861. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,181,702.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNY	Chinese yuan
CZK	Czech koruna
HUF	Hungary forint

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Multifactor Fund (EMMF)
June 30, 2026

IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
TWD	Taiwan new dollar
USD	United States dollar
ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/1/2026	2,419,451	TWD	75,916	USD	$32	$–
Bank of America NA	7/2/2026	59,069,366	PHP	963,564	USD	–	(1,052)
Bank of America NA	7/3/2026	7,398,862	BRL	1,419,052	USD	10,054	–
Bank of America NA	7/3/2026	3,268,107	CLP	3,565	USD	–	(21)
Bank of America NA	7/3/2026	12,460,089,228	IDR	696,289	USD	504	–
Bank of America NA	7/3/2026	12,586,836,944	IDR	703,490	USD	391	–
Bank of America NA	7/3/2026	72,999,754	IDR	4,069	USD	14	–
Bank of America NA	7/3/2026	41,770,007,474	KRW	26,951,870	USD	9,250	–
Bank of America NA	7/3/2026	342,556,790	TWD	10,746,880	USD	6,878	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Multifactor Fund (EMMF)
June 30, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2026	3,192,088	USD	304,755,994	INR	$–	$(27,204)
Bank of America NA	7/3/2026	10,982,508	USD	344,664,058	TWD	162,598	–
Bank of America NA	8/5/2026	713,569	USD	12,797,856,795	IDR	–	(129)
Bank of America NA	8/5/2026	28,836,614	USD	44,675,124,886	KRW	–	(14,447)
Bank of America NA	8/5/2026	10,851,650	USD	346,330,404	TWD	–	(41,358)
Citibank NA	7/3/2026	28,758,494	BRL	5,545,623	USD	9,137	–
Citibank NA	7/3/2026	172,004	BRL	33,091	USD	132	–
Citibank NA	7/3/2026	41,541,995	CNY	6,100,146	USD	22,532	–
Citibank NA	7/3/2026	242,674	CNY	35,601	USD	166	–
Citibank NA	7/3/2026	1,283,247,550	INR	13,567,824	USD	–	(12,230)
Citibank NA	7/3/2026	4,416,102,382	KRW	2,905,636	USD	–	(55,192)
Citibank NA	7/3/2026	1,905,378,047	KRW	1,244,938	USD	–	(15,082)
Citibank NA	7/3/2026	260,051,689	KRW	168,826	USD	–	(972)
Citibank NA	7/3/2026	2,107,268	TWD	66,205	USD	–	(52)
Citibank NA	7/3/2026	1,760,474	USD	11,983,482	CNY	–	(5,715)
Citibank NA	7/3/2026	4,395,780	USD	29,801,187	CNY	3,524	–
Citibank NA	7/3/2026	853,412	USD	28,101,497	THB	7,436	–
Citibank NA	7/3/2026	2,743,071	USD	44,579,150	ZAR	23,403	–
Citibank NA	8/5/2026	8,563,675	USD	44,753,765	BRL	–	(13,443)
Citibank NA	8/5/2026	5,386,944	USD	36,655,462	CNY	–	(27,640)
Citibank NA	8/5/2026	13,376,125	USD	1,269,067,868	INR	7,156	–
Deutsche Bank AG	7/3/2026	11,683,880	CZK	549,445	USD	1,013	–
Deutsche Bank AG	8/5/2026	211,723	USD	4,501,132	CZK	–	(399)
FX Connect	7/3/2026	2,027,488	USD	7,353,157	PLN	71,266	–
Goldman Sachs	7/3/2026	7,387,258	INR	78,263	USD	–	(228)
Goldman Sachs	7/3/2026	8,971,213	MYR	2,208,570	USD	–	(8,353)
Goldman Sachs	7/3/2026	5,508,701	MYR	1,352,625	USD	–	(1,599)
Goldman Sachs	7/3/2026	33,914	MYR	8,234	USD	84	–
Goldman Sachs	7/3/2026	3,669,742	USD	14,513,828	MYR	110,181	–
Goldman Sachs	7/3/2026	2,136,100	USD	69,444,824	THB	45,513	–
Goldman Sachs	8/5/2026	2,020,016	USD	8,221,466	MYR	2,229	–
HSBC Holdings PLC[1]	7/1/2026	244,387,663	IDR	13,657	USD	11	–
HSBC Holdings PLC[1]	7/1/2026	465,650,022	KRW	300,905	USD	–	(350)
HSBC Holdings PLC[1]	7/1/2026	42,894	USD	174,000	MYR	221	–
HSBC Holdings PLC[1]	7/2/2026	17,640,459	PHP	287,698	USD	–	(253)
HSBC Holdings PLC[1]	7/2/2026	1,247,330	USD	76,807,459	PHP	–	(4,217)
HSBC Holdings PLC[1]	7/3/2026	21,407	CZK	1,004	USD	4	–
HSBC Holdings PLC[1]	7/3/2026	213,308,353	HUF	686,370	USD	–	(1,212)
HSBC Holdings PLC[1]	7/3/2026	527,039	HUF	1,692	USD	1	–
HSBC Holdings PLC[1]	7/3/2026	52,904,448	MXN	3,029,586	USD	–	(2,186)
HSBC Holdings PLC[1]	7/3/2026	285,203	MXN	16,232	USD	88	–
HSBC Holdings PLC[1]	7/3/2026	7,582,353	PLN	2,016,173	USD	1,024	–
HSBC Holdings PLC[1]	7/3/2026	42,582	PLN	11,315	USD	13	–
HSBC Holdings PLC[1]	7/3/2026	96,968,312	THB	2,915,770	USD	3,392	–
HSBC Holdings PLC[1]	7/3/2026	578,009	THB	17,342	USD	59	–
HSBC Holdings PLC[1]	7/3/2026	158,244	TRY	3,384	USD	5	–
HSBC Holdings PLC[1]	7/3/2026	550,449	USD	11,467,421	CZK	10,189	–
HSBC Holdings PLC[1]	7/3/2026	688,062	USD	209,709,532	HUF	14,464	–
HSBC Holdings PLC[1]	7/3/2026	1,404,480	USD	25,119,925,926	IDR	–	(277)
HSBC Holdings PLC[1]	7/3/2026	32,209,237	USD	48,351,539,592	KRW	999,962	–
HSBC Holdings PLC[1]	7/3/2026	3,045,818	USD	52,977,134	MXN	14,258	–
HSBC Holdings PLC[1]	7/3/2026	669,713	USD	31,672,300	TRY	–	(8,551)
HSBC Holdings PLC[1]	7/3/2026	351,251	ZAR	21,308	USD	121	–
HSBC Holdings PLC[1]	8/4/2026	273,175	USD	16,763,361	PHP	174	–
HSBC Holdings PLC[1]	8/5/2026	299,941	USD	93,344,009	HUF	569	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets Multifactor Fund (EMMF)
June 30, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC[1]	8/5/2026	2,822,972	USD	49,428,978	MXN	$2,123	$–
HSBC Holdings PLC[1]	8/5/2026	2,699,468	USD	10,152,694	PLN	–	(1,395)
HSBC Holdings PLC[1]	8/5/2026	2,791,666	USD	92,709,830	THB	–	(6,779)
JPMorgan Chase Bank NA	7/2/2026	509,769	BRL	98,725	USD	–	(237)
Morgan Stanley & Co. International	7/3/2026	973,704,739	CLP	1,057,455	USD	–	(1,472)
Morgan Stanley & Co. International	7/3/2026	941,590	USD	15,590,708	ZAR	–	(9,562)
Morgan Stanley & Co. International	8/5/2026	646,342	USD	594,873,400	CLP	830	–
UBS Group AG	7/2/2026	97,634	PHP	1,595	USD	–	(4)
UBS Group AG	7/3/2026	31,130,305	TRY	666,329	USD	328	–
UBS Group AG	7/3/2026	7,132,774	USD	36,329,360	BRL	115,685	–
UBS Group AG	7/3/2026	1,097,463	USD	976,972,846	CLP	37,936	–
UBS Group AG	7/3/2026	10,285,996	USD	985,878,814	INR	–	(128,341)
UBS Group AG	7/3/2026	60,203,353	ZAR	3,663,353	USD	9,510	–
UBS Group AG	8/5/2026	599,882	USD	28,751,837	TRY	–	(45)
UBS Group AG	8/5/2026	3,475,784	USD	57,275,303	ZAR	–	(8,978)
						$1,704,460	$(398,975)

[1]	As of June 30, 2026, the Fund held $570,000 of cash collateral from the counterparty, HSBC Holdings PLC, for foreign currency contracts.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	173,467,974	–	–		173,467,974
Preferred Stocks	3,833,275	–	–		3,833,275
Mutual Fund	–	4,169	–		4,169
Investment of Cash Collateral for Securities Loaned	–	1,280,159	–		1,280,159
Total Investments in Securities	$177,301,249	$1,284,328	$0		$178,585,577
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$1,704,460	$–		$1,704,460
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(398,975)	$–		$(398,975)
Total - Net	$177,301,249	$2,589,813	$0		$179,891,062

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 98.3%
Australia — 0.2%
Anglogold Ashanti PLC	2,817	$228,218
Brazil — 3.5%
Ambev SA	73,694	231,933
Axia Energia SA	18,917	198,747
BB Seguridade Participacoes SA	26,443	200,113
Caixa Seguridade Participacoes SA	43,784	166,729
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	136,183	779,850
Energisa SA	12,647	117,283
Equatorial SA	20,332	152,963
Motiva Infraestrutura de Mobilidade SA	135,213	381,923
Porto Seguro SA	15,928	162,851
Raia Drogasil SA	28,232	91,690
Rede D'Or Sao Luiz SA(a)	49,947	334,945
Rumo SA	51,750	134,275
Suzano SA	14,773	113,453
Telefonica Brasil SA	20,732	135,985
TOTVS SA	16,985	94,180
Ultrapar Participacoes SA	3,144	15,830
Vibra Energia SA	249,132	1,438,684
WEG SA	39,407	357,148
Total Brazil		5,108,582
Chile — 1.4%
Banco de Chile	2,046,439	400,590
Banco de Credito & Inversiones SA	19,212	1,261,965
Banco Santander Chile	2,233,134	182,846
Latam Airlines Group SA	6,462,765	187,906
Total Chile		2,033,307
China — 0.3%
Airtac International Group	10,786	452,005
Czech Republic — 0.3%
Komercni Banka AS	2,483	113,763
Moneta Money Bank AS(a)	39,569	347,112
Total Czech Republic		460,875
Hungary — 0.5%
OTP Bank Nyrt	2,165	319,555
Richter Gedeon Nyrt	10,254	396,901
Total Hungary		716,456
India — 16.9%
ABB India Ltd.	4,758	353,412
Adani Ports & Special Economic Zone Ltd.	41,518	793,967
Alkem Laboratories Ltd.	2,012	118,392
APL Apollo Tubes Ltd.	39,415	744,798
Apollo Hospitals Enterprise Ltd.	3,401	311,936
Ashok Leyland Ltd.	126,298	210,410
Bajaj Auto Ltd.	4,415	453,166
Bajaj Finserv Ltd.	9,103	171,196
Bank of Baroda	40,128	115,476
Bharat Electronics Ltd.	182,833	795,390
Bharat Heavy Electricals Ltd.	39,068	170,909
Bharti Airtel Ltd.	18,861	369,016
Bosch Ltd.	309	130,248
Britannia Industries Ltd.	5,463	297,018
Cipla Ltd.	40,917	633,431
Colgate-Palmolive India Ltd.	11,097	234,217
Container Corp. of India Ltd.	20,451	102,678
Coromandel International Ltd.	4,798	101,628
Cummins India Ltd.	7,078	423,183
Dixon Technologies India Ltd.	929	116,985
DLF Ltd.	9,747	63,846
Eicher Motors Ltd.	3,770	281,718
GAIL India Ltd.	362,569	664,399
Havells India Ltd.	3,349	41,016
HCL Technologies Ltd.	17,851	202,123
HDFC Asset Management Co. Ltd.(a)	9,160	256,747
HDFC Bank Ltd.	97,796	824,396
Hero MotoCorp Ltd.	4,051	205,176
Hindalco Industries Ltd.	38,400	388,062
Hindustan Aeronautics Ltd.	3,124	144,592
Hindustan Unilever Ltd.	13,769	308,112
Hitachi Energy India Ltd.	695	256,388
ICICI Bank Ltd.	46,390	673,953
ICICI Lombard General Insurance Co. Ltd.(a)	5,430	99,911
Indian Hotels Co. Ltd.	46,376	349,784
Indian Railway Catering & Tourism Corp. Ltd.	11,037	58,637
Infosys Ltd.	44,434	469,600
ITC Ltd.	84,085	254,896
Kotak Mahindra Bank Ltd.	74,843	310,137
Larsen & Toubro Ltd.	13,693	599,370
LTM Ltd.(a)	1,656	61,895
Lupin Ltd.	7,551	192,965
Mahindra & Mahindra Ltd.	13,016	421,974
Marico Ltd.	24,729	218,465
Maruti Suzuki India Ltd.	3,217	479,702
MRF Ltd.	160	216,052
Nestle India Ltd.	32,669	484,968
Oberoi Realty Ltd.	6,361	118,889
Oracle Financial Services Software Ltd.	1,031	117,364
Persistent Systems Ltd.	3,995	182,597
PI Industries Ltd.	3,696	99,765
Pidilite Industries Ltd.	22,814	383,862
Polycab India Ltd.	2,034	214,039
Punjab National Bank	285,517	321,807
Reliance Industries Ltd.	79,528	1,087,076
Samvardhana Motherson International Ltd.	604,244	945,444
SBI Cards & Payment Services Ltd.	19,022	119,206
Siemens Ltd.*	5,673	215,746
Solar Industries India Ltd.	1,438	284,019
State Bank of India	46,583	505,353
Sun Pharmaceutical Industries Ltd.	28,103	552,953
Tata Consultancy Services Ltd.	14,640	314,193
Tata Elxsi Ltd.	1,203	48,671
Tata Motors Passenger Vehicles Limited	19,042	70,850
Tech Mahindra Ltd.	23,313	345,956
Torrent Pharmaceuticals Ltd.	9,327	455,232
Torrent Power Ltd.	7,030	105,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)
June 30, 2026

Investments	Shares	Value
Trent Ltd.	11,002	$381,530
TVS Motor Co. Ltd.	19,650	718,378
UltraTech Cement Ltd.	3,756	446,512
Union Bank of India Ltd.	77,300	140,809
United Spirits Ltd.	56,945	812,376
UPL Ltd.	111,751	674,340
Wipro Ltd.	48,517	87,333
Zydus Lifesciences Ltd.	10,864	127,693
Total India		25,053,413
Indonesia — 0.6%
Bank Central Asia Tbk. PT	805,700	250,091
Bank Mandiri Persero Tbk. PT	824,600	177,557
Bank Negara Indonesia Persero Tbk. PT	423,400	74,829
Bank Rakyat Indonesia Persero Tbk. PT	759,500	115,964
Indofood CBP Sukses Makmur Tbk. PT	188,800	71,803
Kalbe Farma Tbk. PT	1,819,800	77,861
Sumber Alfaria Trijaya Tbk. PT	1,143,600	87,625
Telkom Indonesia Persero Tbk. PT	711,200	93,474
Total Indonesia		949,204
Malaysia — 2.7%
AMMB Holdings Bhd.	181,700	283,858
CIMB Group Holdings Bhd.	312,700	568,267
Gamuda Bhd	61,200	65,590
IHH Healthcare Bhd.	128,400	264,515
Maxis Bhd.	906,500	751,433
Mr. DIY Group M Bhd.(a)	224,200	90,175
Petronas Dagangan Bhd.	47,500	220,172
Press Metal Aluminium Holdings Bhd.	158,600	298,724
Public Bank Bhd.	308,800	363,517
QL Resources Bhd.	350,150	322,026
SD Guthrie Bhd	93,100	136,539
Sunway Bhd.	63,300	79,794
Telekom Malaysia Bhd.	183,300	334,458
YTL Corp. Bhd.	180,200	90,155
YTL Power International Bhd.	138,200	141,674
Total Malaysia		4,010,897
Mexico — 5.5%
America Movil SAB de CV, Series B	161,118	208,846
Arca Continental SAB de CV	54,092	648,779
Cemex SAB de CV, Series CPO	658,188	791,012
Coca-Cola Femsa SAB de CV	68,145	721,043
Gruma SAB de CV, Class B	13,908	223,611
Grupo Aeroportuario del Centro Norte SAB de CV	26,096	369,806
Grupo Aeroportuario del Pacifico SAB de CV, Class B	31,476	796,657
Grupo Carso SAB de CV, Series A1	19,927	149,038
Grupo Financiero Banorte SAB de CV, Class O	142,636	1,506,621
Grupo Mexico SAB de CV, Series B	187,208	2,123,878
Kimberly-Clark de Mexico SAB de CV, Class A	13,097	29,029
Prologis Property Mexico SA de CV	91,458	396,791
Qualitas Controladora SAB de CV	16,002	160,471
Total Mexico		8,125,582
Philippines — 2.5%
Ayala Land, Inc.	414,500	99,961
Bank of the Philippine Islands	147,700	231,045
BDO Unibank, Inc.	86,827	167,655
International Container Terminal Services, Inc.	145,650	2,112,245
Jollibee Foods Corp.	27,900	61,146
Manila Electric Co.	69,490	645,418
Metropolitan Bank & Trust Co.	154,590	163,734
SM Investments Corp.	13,170	126,614
SM Prime Holdings, Inc.	278,700	82,198
Total Philippines		3,690,016
Poland — 4.2%
Bank Polska Kasa Opieki SA	13,576	826,367
Erste Bank Polska SA	1,134	194,468
KGHM Polska Miedz SA	21,114	1,860,679
LPP SA	88	427,960
ORLEN SA	39,173	1,319,367
Powszechna Kasa Oszczednosci Bank Polski SA	48,918	1,342,273
Powszechny Zaklad Ubezpieczen SA	10,441	182,273
Total Poland		6,153,387
Romania — 0.2%
NEPI Rockcastle NV*	29,588	264,415
Russia — 0.0%
GMK Norilskiy Nickel PAO*^	99,300	0
GMK Norilskiy Nickel PAO, ADR*^	3	0
Novolipetsk Steel PJSC*^	71,650	0
PhosAgro PJSC*^	2,975	0
PhosAgro PJSC, GDR*^(b)	60	0
Polyus PJSC*^	13,340	0
Severstal PAO, GDR*^(b)	8,497	0
Surgutneftegas PAO*^	341,560	0
Surgutneftegas PJSC, ADR*^	749	0
TCS Group Holding PLC, GDR*^(b)	2,248	0
Total Russia		0
Saudi Arabia — 2.7%
Al Rajhi Bank	16,653	292,088
Alinma Bank	36,369	236,575
Almarai Co. JSC	11,355	137,450
Arab National Bank	65,901	363,778
Arabian Internet & Communications Services Co.	314	17,074
Banque Saudi Fransi	26,058	134,548
Co. for Cooperative Insurance	16,138	631,827
Dr. Sulaiman Al Habib Medical Services Group Co.(c)	2,897	163,463
Elm Co.	814	148,839
Etihad Etisalat Co.	28,743	462,449
Mouwasat Medical Services Co.(c)	5,671	96,222
Riyad Bank	21,924	116,179
SAL Saudi Logistics Services	2,325	111,448
Saudi Awwal Bank	12,189	104,981
Saudi National Bank	49,445	508,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)
June 30, 2026

Investments	Shares	Value
Saudi Tadawul Group Holding Co.(c)	1,989	$70,038
Saudi Telecom Co.	40,068	461,125
Total Saudi Arabia		4,056,852
South Africa — 3.0%
Bid Corp. Ltd.	19,321	526,465
Capitec Bank Holdings Ltd.	2,072	600,505
Clicks Group Ltd.	10,414	144,532
Discovery Ltd.	10,284	165,793
FirstRand Ltd.	76,494	453,923
Gold Fields Ltd.	6,509	218,800
Harmony Gold Mining Co. Ltd.	19,054	290,634
OUTsurance Group Ltd.	146,918	705,009
Sanlam Ltd.	25,286	136,119
Shoprite Holdings Ltd.	18,764	337,729
Standard Bank Group Ltd.	44,503	877,217
Total South Africa		4,456,726
South Korea — 19.7%
Amorepacific Corp.	966	65,905
Celltrion, Inc.*	10,084	1,127,966
Coway Co. Ltd.	1,434	83,580
DB Insurance Co. Ltd.	4,048	349,853
Hanmi Semiconductor Co. Ltd.	2,666	441,379
Hanwha Aerospace Co. Ltd.	926	594,701
Hanwha Ocean Co. Ltd.*	2,231	144,432
Hanwha Systems Co. Ltd.	2,573	121,235
HD Hyundai Electric Co. Ltd.	1,051	659,376
HD Hyundai Heavy Industries Co. Ltd.	542	207,103
Hyosung Heavy Industries Corp.	129	286,260
Hyundai Glovis Co. Ltd.	6,075	717,958
Hyundai Rotem Co. Ltd.	833	93,016
Korea Aerospace Industries Ltd.	4,194	396,309
Korea Investment Holdings Co. Ltd.	1,054	150,348
LIG Defense&Aerospace Co. Ltd.	359	166,605
LS Electric Co. Ltd.	9,980	1,533,105
Meritz Financial Group, Inc.*	4,008	273,185
Mirae Asset Securities Co. Ltd.(c)	7,614	210,094
NAVER Corp.	1,691	217,201
NH Investment & Securities Co. Ltd.	7,373	139,912
Orion Corp.	2,204	187,638
Posco International Corp.	2,384	75,630
Samsung Electronics Co. Ltd.	70,427	15,182,739
Samsung Fire & Marine Insurance Co. Ltd.	761	303,555
Samsung Life Insurance Co. Ltd.	3,103	803,139
Samyang Foods Co. Ltd.	143	103,283
SK hynix, Inc.	2,199	3,761,279
Yuhan Corp.	16,032	726,422
Total South Korea		29,123,208
Taiwan — 31.9%
Accton Technology Corp.	29,000	2,271,279
Alchip Technologies Ltd.	3,000	393,640
Asia Vital Components Co. Ltd.	18,000	1,426,710
Asustek Computer, Inc.*(c)	9,000	197,762
Cathay Financial Holding Co. Ltd.	82,000	253,028
CTBC Financial Holding Co. Ltd.	311,000	693,140
Delta Electronics, Inc.	12,000	734,544
E.Sun Financial Holding Co. Ltd.(c)	357,636	386,752
Eclat Textile Co. Ltd.	10,000	98,096
Elite Material Co. Ltd.	5,000	845,981
Eva Airways Corp.	187,000	263,566
Evergreen Marine Corp. Taiwan Ltd.(c)	8,000	46,333
Far EasTone Telecommunications Co. Ltd.	147,000	484,517
Fortune Electric Co. Ltd.(c)	19,300	470,133
Fubon Financial Holding Co. Ltd.	238,125	968,003
Gigabyte Technology Co. Ltd.	14,000	151,178
Global Unichip Corp.	5,000	760,441
Hon Hai Precision Industry Co. Ltd.	63,000	496,382
Hua Nan Financial Holdings Co. Ltd.	332,180	396,241
Jentech Precision Industrial Co. Ltd.	2,000	215,341
King Slide Works Co. Ltd.	2,000	462,072
Lotes Co. Ltd.	4,000	264,938
MediaTek, Inc.	22,000	2,931,584
Mega Financial Holding Co. Ltd.(c)	463,000	670,014
Nien Made Enterprise Co. Ltd.	32,000	347,559
Quanta Computer, Inc.*(c)	84,000	970,351
Realtek Semiconductor Corp.(c)	10,000	253,010
SinoPac Financial Holdings Co. Ltd.	656,928	822,797
Synnex Technology International Corp.*	55,000	157,283
Taiwan Business Bank(c)	1,034,400	576,353
Taiwan Mobile Co. Ltd.	29,000	106,054
Taiwan Semiconductor Manufacturing Co. Ltd.	298,291	22,566,236
TS Financial Holding Co. Ltd.	277,000	289,117
Voltronic Power Technology Corp.(c)	6,000	204,354
Wan Hai Lines Ltd.*	30,000	74,585
Wistron Corp.*(c)	46,000	228,870
Wiwynn Corp.(c)	11,000	1,600,458
Yageo Corp.	70,000	2,504,983
Yuanta Financial Holding Co. Ltd.	138,000	284,608
Zhen Ding Technology Holding Ltd.	18,000	355,971
Total Taiwan		47,224,264
Thailand — 1.8%
Advanced Info Service PCL, NVDR	20,100	222,053
Airports of Thailand PCL, NVDR	80,900	156,464
Bangkok Dusit Medical Services PCL, NVDR	202,600	117,704
Bumrungrad Hospital PCL, NVDR	156,800	887,356
Central Pattana PCL, NVDR	85,200	171,834
Charoen Pokphand Foods PCL, NVDR	238,700	140,832
CP ALL PCL, NVDR	109,800	154,517
Delta Electronics Thailand PCL, NVDR	30,300	296,428
Kasikornbank PCL, NVDR	26,000	170,618
Krung Thai Bank PCL, NVDR	201,800	230,833
TMBThanachart Bank PCL, NVDR	2,210,000	163,652
Total Thailand		2,712,291
Turkey — 0.4%
Aselsan Elektronik Sanayi ve Ticaret AS	23,590	174,439
BIM Birlesik Magazalar AS	33,072	258,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)
June 30, 2026

Investments	Shares	Value
Yapi ve Kredi Bankasi AS*	248,870	$214,115
Total Turkey		647,464
TOTAL COMMON STOCKS

(Cost: $77,440,401)		145,467,162
PREFERRED STOCKS — 2.0%
Brazil — 0.9%
Cia Energetica de Minas Gerais, 17.40%	172,181	361,597
Itau Unibanco Holding SA, 6.74%	42,310	344,794
Itausa SA, 8.03%	232,937	602,150
Total Brazil		1,308,541
South Korea — 1.1%
Samsung Electronics Co. Ltd., 2.82%	11,926	1,631,906
TOTAL PREFERRED STOCKS

(Cost: $1,422,845)		2,940,447
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(d)

(Cost: $214,768)	214,768	214,768
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.6%
United States — 0.6%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)

(Cost: $951,484)	951,484	951,484
TOTAL INVESTMENTS IN SECURITIES — 101.0% (Cost: $80,029,498)		149,573,861
Other Liabilities less Assets — (1.0)%		(1,484,134)
NET ASSETS — 100.0%		$148,089,727

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,893,653 and the total market value of the collateral held by the Fund was $5,192,325. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,240,841.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2026.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	145,467,162	–	–		145,467,162
Preferred Stocks	2,940,447	–	–		2,940,447
Mutual Fund	–	214,768	–		214,768
Investment of Cash Collateral for Securities Loaned	–	951,484	–		951,484
Total Investments in Securities	$148,407,609	$1,166,252	$0		$149,573,861

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.5%
Brazil — 5.7%
Allos SA	156,957	$850,900
Alupar Investimento SA	556,428	3,464,808
Azzas 2154 SA	88,750	306,581
Bemobi Mobile Tech SA	243,296	1,106,970
Blau Farmaceutica SA	231,743	457,580
Boa Safra Sementes SA	117,554	139,676
Bradsaude S A	2,213,443	6,149,462
Cia de Saneamento de Minas Gerais Copasa MG	710,618	8,227,927
Cia De Saneamento do Parana Sanepar	1,094,678	7,837,936
Cogna Educacao SA	2,753,049	1,196,758
Construtora Tenda SA	176,898	1,249,166
Cury Construtora & Incorporadora SA	131,534	890,963
Cyrela Brazil Realty SA Empreendimentos & Participacoes	396,315	1,762,608
EcoRodovias Infraestrutura e Logistica SA	470,664	677,450
Energisa SA	1,096,762	10,170,995
Ez Tec Empreendimentos & Participacoes SA	735,300	1,851,053
Fleury SA	347,270	1,033,232
Fras-Le SA	78,307	312,414
Grendene SA	1,814,558	1,325,173
Grupo SBF SA	220,059	438,762
Hypera SA	923,800	3,714,155
Iguatemi SA	150,953	734,066
Irani Papel & Embalagem SA	538,619	815,845
JHSF Participacoes SA	1,564,276	3,424,153
Lavvi Empreendimentos Imobiliarios SA	74,939	166,211
Lojas Renner SA	4,221,309	12,037,698
LWSA SA(a)	799,787	613,444
M Dias Branco SA	79,533	269,210
Mahle Metal Leve SA	447,994	2,842,401
Mills Locacao Servicos & Logistica SA	265,920	801,467
Multiplan Empreendimentos Imobiliarios SA	547,233	3,094,603
Sendas Distribuidora SA	884,517	1,493,577
SLC Agricola SA	1,160,465	2,892,222
Smartfit Escola de Ginastica e Danca SA	182,130	692,847
Tegma Gestao Logistica SA	123,151	709,029
Transmissora Alianca de Energia Eletrica SA	1,686,287	12,960,036
Tres Tentos Agroindustrial SA	170,645	497,829
Uniao Pet Participacoes SA	1,176,409	736,399
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	80,939	269,904
Vivara Participacoes SA	121,131	535,453
Vulcabras SA	660,100	1,803,305
Wiz Co.	179,252	275,322
YDUQS Participacoes SA	260,608	447,106
Total Brazil		101,276,696
Chile — 1.8%
Aguas Andinas SA, Class A	13,227,048	4,735,283
Banco Itau Chile SA	302,944	6,175,872
Cencosud Shopping SA	1,286,926	3,296,536
Cia Cervecerias Unidas SA	280,862	1,553,415
Colbun SA	28,099,623	4,052,999
Empresa Nacional de Telecomunicaciones SA	328,089	1,280,910
Engie Energia Chile SA	1,046,272	2,042,403
Inversiones Aguas Metropolitanas SA	1,095,278	1,098,847
Parque Arauco SA	940,267	3,941,067
Ripley Corp. SA	1,068,672	446,200
SMU SA	21,113,883	3,022,500
Vina Concha y Toro SA	1,016,988	948,503
Total Chile		32,594,535
China — 9.7%
AIMA Technology Group Co. Ltd., Class A	50,700	145,721
AK Medical Holdings Ltd.(a)	560,000	366,333
Angel Yeast Co. Ltd., Class A	93,300	497,563
Anhui Expressway Co. Ltd., Class H(b)	2,090,000	3,899,070
Anhui XDLK Microsystem Corp. Ltd., Class A	4,359	41,741
Anhui Yingjiagongjiu Co. Ltd., Class A	41,000	178,786
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,700	36,107
AsiaInfo Technologies Ltd.(a)	524,800	297,800
AviChina Industry & Technology Co. Ltd., Class H(b)	2,967,000	1,093,417
Bank of Changsha Co. Ltd., Class A	4,525,900	5,807,394
Bank of Chongqing Co. Ltd., Class H	1,683,000	1,568,816
Bank of Zhengzhou Co. Ltd., Class H(a)	320,000	34,277
Beijing Easpring Material Technology Co. Ltd., Class A	59,300	419,678
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	2,372	183,491
Beijing Jingneng Clean Energy Co. Ltd., Class H	8,648,000	1,984,991
Beijing Shougang Co. Ltd., Class A*	214,400	110,864
Beijing Ultrapower Software Co. Ltd., Class A	315,300	362,772
Beijing Yanjing Brewery Co. Ltd., Class A	130,600	194,900
Bethel Automotive Safety Systems Co. Ltd., Class A	100,388	367,360
Betta Pharmaceuticals Co. Ltd., Class A	36,200	347,014
Binjiang Service Group Co. Ltd.	284,000	777,174
Cheerwin Group Ltd.(a)	1,930,000	487,296
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,400	28,319
Chervon Holdings Ltd.(b)	322,400	682,454
China Baoan Group Co. Ltd., Class A	251,700	231,009
China Communications Services Corp. Ltd., Class H	8,662,000	4,329,868
China Conch Venture Holdings Ltd.	1,604,000	2,225,377
China Datang Corp. Renewable Power Co. Ltd., Class H	3,081,000	487,174
China East Education Holdings Ltd.*(a)	1,789,500	835,186
China Lesso Group Holdings Ltd., Class L	2,224,000	1,009,614
China Medical System Holdings Ltd.	1,508,000	1,976,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
June 30, 2026

Investments	Shares	Value
China Railway Construction Heavy Industry Corp. Ltd., Class A	225,817	$133,734
China Resources Medical Holdings Co. Ltd.	927,000	281,337
China Southern Power Grid Technology Co. Ltd., Class A	25,175	256,571
China Suntien Green Energy Corp. Ltd., Class H(b)	7,949,000	3,142,278
China XD Electric Co. Ltd., Class A	302,100	664,015
China XLX Fertiliser Ltd.*	1,502,000	1,748,683
Chinasoft International Ltd.*(b)	1,108,000	409,740
Chongqing Zongshen Power Machinery Co. Ltd., Class A	13,700	42,000
CIMC Enric Holdings Ltd.	1,336,000	1,223,211
COFCO Capital Holdings Co. Ltd., Class A	154,600	187,442
Country Garden Services Holdings Co. Ltd.	5,609,000	3,476,099
Dekon Food & Agriculture Group, Class H*	57,200	299,638
Digital China Group Co. Ltd., Class A	10,920	44,642
Dong-E-E-Jiao Co. Ltd., Class A	808,400	5,402,037
Dongyue Group Ltd.	812,000	1,975,626
Dynagreen Environmental Protection Group Co. Ltd., Class H	1,262,000	814,292
EEKA Fashion Holdings Ltd.*(b)	150,000	92,387
Ever Sunshine Services Group Ltd.(b)	4,432,000	932,511
Fufeng Group Ltd.	4,835,000	2,916,272
Fujian Funeng Co. Ltd., Class A	343,300	515,355
Geovis Technology Co. Ltd., Class A	57,117	348,946
Greentown Service Group Co. Ltd.	2,842,000	1,420,629
GRG Banking Equipment Co. Ltd., Class A	192,600	266,144
Guangshen Railway Co. Ltd., Class H	2,396,000	626,341
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	62,200	316,406
Guoquan Food Shanghai Co. Ltd., Class H(b)	2,220,000	532,208
Harbin Electric Co. Ltd., Class H	970,000	1,894,964
Hengan International Group Co. Ltd.(b)	1,833,000	5,081,505
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	1,615,100	7,252,246
Hisense Home Appliances Group Co. Ltd., Class H	978,000	3,037,991
Hisense Visual Technology Co. Ltd., Class A	629,600	2,584,996
HLA Group Corp. Ltd., Class A	173,800	133,909
Huaan Securities Co. Ltd., Class A	2,199,100	3,599,293
Hualan Biological Engineering, Inc., Class A	1,116,200	2,004,490
Huaxin Building Materials Group Co. Ltd., Class H	949,300	1,396,946
Hubei Dinglong Co. Ltd., Class A	92,900	1,450,297
Hubei Xingfa Chemicals Group Co. Ltd., Class A	652,500	4,515,015
Hunan Gold Corp. Ltd., Class A	214,500	754,289
Jiangsu Guoxin Corp. Ltd., Class A	115,900	117,812
Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	82,200	1,121,955
Jiangsu Yangnong Chemical Co. Ltd., Class A	41,200	307,725
Jiangsu Yoke Technology Co. Ltd., Class A	41,200	1,362,610
Jinan Acetate Chemical Co. Ltd.	757,000	1,126,357
JNBY Design Ltd.	1,163,500	2,554,877
Juneyao Airlines Co. Ltd., Class A	168,900	256,037
Kinetic Development Group Ltd.	9,500,000	1,865,584
Launch Tech Co. Ltd., Class H(b)	964,500	848,637
Lepu Medical Technology Beijing Co. Ltd., Class A	210,100	366,777
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H(b)	68,000	88,446
Levima Advanced Materials Corp., Class A	58,100	221,684
Lingbao Gold Group Co. Ltd., Class H	624,700	979,025
Livzon Pharmaceutical Group, Inc., Class H	326,300	993,623
Maoyan Entertainment(a)(b)	963,600	548,027
Meihua Holdings Group Co. Ltd., Class A*	2,394,800	2,593,073
MicroPort NeuroScientific Corp.	229,409	327,641
Midea Real Estate Holding Ltd.*(a)(b)	1,241,800	425,965
Nanjing Iron & Steel Co. Ltd., Class A	4,653,300	3,146,530
NetDragon Websoft Holdings Ltd.(b)	1,018,000	925,567
Ningbo Sanxing Medical Electric Co. Ltd., Class A	822,400	1,810,055
Onewo, Inc., Class H(b)	174,700	335,942
Oppein Home Group, Inc., Class A	16,900	74,965
Proya Cosmetics Co. Ltd., Class A	19,600	173,016
Q Technology Group Co. Ltd.(b)	523,000	457,505
Qilu Bank Co. Ltd., Class A	6,727,500	5,718,573
Qingdao TGOOD Electric Co. Ltd., Class A	96,000	535,015
Sany Heavy Equipment International Holdings Co. Ltd.	1,731,000	1,465,668
Sealand Securities Co. Ltd., Class A	695,400	376,999
Shaanxi Energy Investment Co. Ltd., Class A	137,500	205,399
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,685,600	1,489,834
Shanghai Chicmax Cosmetic Co. Ltd., Class H(b)	82,700	287,476
Shanghai Conant Optical Co. Ltd., Class H	351,500	1,408,322
Shenzhen Energy Group Co. Ltd., Class A	212,000	193,636
Shenzhen Expressway Corp. Ltd., Class H	2,988,000	2,434,736
Shenzhen Huaqiang Industry Co. Ltd., Class A	52,700	247,041
Shenzhen MTC Co. Ltd., Class A	343,000	525,010
Shenzhen SC New Energy Technology Corp., Class A	70,200	730,130
Shenzhen Sunlord Electronics Co. Ltd., Class A	419,400	4,516,520
Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	2,500	32,171
Sichuan Expressway Co. Ltd., Class H(b)	2,098,000	1,150,388
Silergy Corp.	177,000	3,322,587
Sinomine Resource Group Co. Ltd., Class A	102,000	886,414
Sinopec Engineering Group Co. Ltd., Class H	5,306,500	3,335,996
Skshu Paint Co. Ltd., Class A	43,800	155,507
Southwest Securities Co. Ltd., Class A	425,200	251,813
State Grid Yingda Co. Ltd., Class A	204,000	140,648
Sunresin New Materials Co. Ltd., Class A	36,700	318,178
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	30,835	241,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
June 30, 2026

Investments	Shares	Value
Suzhou Maxwell Technologies Co. Ltd., Class A	3,600	$149,802
Thunder Software Technology Co. Ltd., Class A	54,700	497,925
Tian Lun Gas Holdings Ltd.	506,000	175,505
Tiangong International Co. Ltd.	1,612,000	729,733
Tianneng Battery Group Co. Ltd., Class A	20,239	66,191
Tong Ren Tang Technologies Co. Ltd., Class H(b)	337,888	137,877
Tongkun Group Co. Ltd., Class A	275,000	877,099
TravelSky Technology Ltd., Class H*	686,000	706,815
Wangsu Science & Technology Co. Ltd., Class A	780,200	1,495,345
Wuchan Zhongda Group Co. Ltd., Class A	2,006,300	1,395,070
Wuhan Dameng Database Co. Ltd., Class A	1,874	67,442
Xiamen Amoytop Biotech Co. Ltd., Class A	29,543	236,762
Xiamen C & D, Inc., Class A	2,297,148	2,683,616
Xiamen Faratronic Co. Ltd., Class A	17,600	494,708
Xinyi Energy Holdings Ltd.	5,304,000	601,955
Xtep International Holdings Ltd.(b)	2,557,000	1,225,996
Yifeng Pharmacy Chain Co. Ltd., Class A	123,300	326,596
Yihai International Holding Ltd.	645,000	1,047,029
YSB, Inc.	162,400	89,255
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	3,411,400	6,086,042
Zhejiang Hailiang Co. Ltd., Class A	165,800	558,122
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	276,900	587,413
Zhejiang Longsheng Group Co. Ltd., Class A	3,963,500	7,071,005
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	28,500	318,631
Zhou Hei Ya International Holdings Co. Ltd.*(a)	753,000	114,265
Total China		173,521,767
Czech Republic — 0.5%
Colt CZ Group SE	18,544	800,265
Moneta Money Bank AS(a)	988,842	8,674,441
Total Czech Republic		9,474,706
Hong Kong — 0.0%
Gushengtang Holdings Ltd.(b)	206,900	680,164
Hungary — 0.4%
Magyar Telekom Telecommunications PLC	766,937	6,528,408
India — 8.4%
360 ONE WAM Ltd.	142,036	1,612,443
Aditya Birla Sun Life Asset Management Co. Ltd.	112,173	1,368,349
Aegis Logistics Ltd.	61,064	757,311
Afcons Infrastructure Ltd.	40,846	134,738
AGI Greenpac Ltd.	22,747	165,642
AIA Engineering Ltd.	12,223	656,146
Alembic Pharmaceuticals Ltd.	54,308	472,031
Alkyl Amines Chemicals	17,222	311,732
Allcargo Logistics Ltd.*	1,611,160	137,698
ALLCARGO WORLD*^	1,669,880	378,753
Allied Blenders & Distillers Ltd.	26,023	183,615
Anand Rathi Wealth Ltd.	48,966	1,022,527
Apar Industries Ltd.	11,935	1,978,896
Apollo Tyres Ltd.	433,450	1,969,920
Arvind Ltd.	588,220	3,648,305
Asahi India Glass Ltd.	39,534	355,084
Aster DM Healthcare Ltd.(a)	107,586	891,580
AstraZeneca Pharma India Ltd.	795	69,091
Atul Ltd.	84	5,737
Avanti Feeds Ltd.	84,210	829,479
Banco Products India Ltd.	47,970	339,712
Bandhan Bank Ltd.(a)	516,244	1,113,544
Bayer CropScience Ltd.	23,547	1,031,470
BEML Ltd.	22,042	409,922
Birla Corp. Ltd.	17,455	181,172
Bombay Burmah Trading Co.	18,210	295,334
Bosch Home Comfort India Ltd.	18,133	260,945
Brigade Enterprises Ltd.	106,802	564,876
Caplin Point Laboratories Ltd.	4,898	135,879
Care Ratings Ltd.	72,368	1,261,755
Castrol India Ltd.	1,023,164	1,993,499
CCL Products India Ltd.	80,893	1,009,424
Ceat Ltd.	15,647	575,670
Central Bank of India Ltd.	1,069,724	367,617
CESC Ltd.	2,189,463	3,904,586
Chambal Fertilisers & Chemicals Ltd.	336,520	1,663,603
Chennai Petroleum Corp. Ltd.	256,628	3,134,829
CIE Automotive India Ltd.	46,233	223,598
City Union Bank Ltd.	307,026	676,595
Computer Age Management Services Ltd.	286,334	2,410,398
Concord Biotech Ltd.	13,381	180,970
CRISIL Ltd.	31,073	1,338,986
Crompton Greaves Consumer Electricals Ltd.	390,602	1,133,735
Cyient Ltd.	140,611	1,295,240
Dalmia Bharat Refractories Ltd.*^	1,711	174
Dalmia Bharat Sugar & Industries Ltd.	79,553	273,766
DCM Shriram Ltd.	54,914	583,491
Deepak Fertilisers & Petrochemicals Corp. Ltd.	72,940	1,200,605
Dr. Lal PathLabs Ltd.(a)	28,519	495,971
EIH Ltd.	129,052	436,678
Electrosteel Castings Ltd.	401,400	337,883
Elgi Equipments Ltd.	59,479	375,817
Emami Ltd.	320,643	1,369,509
Endurance Technologies Ltd.(a)	22,050	622,794
Engineers India Ltd.	654,048	1,662,503
EPL Ltd.	275,647	654,619
FIEM Industries Ltd.	13,240	316,290
Finolex Industries Ltd.	211,071	389,927
Firstsource Solutions Ltd.	452,418	1,091,868
Force Motors Ltd.	935	183,526
Gabriel India Ltd.	59,757	782,356
Garden Reach Shipbuilders & Engineers Ltd.	20,510	590,694
Genus Power Infrastructures Ltd.	66,663	210,851
Genus Prime Infra Ltd.*	11,151	3,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
June 30, 2026

Investments	Shares	Value
GHCL Ltd.	134,325	$619,484
Gillette India Ltd.	6,194	502,508
Gland Pharma Ltd.(a)	53,259	1,403,792
Godawari Power & Ispat Ltd.	208,503	563,115
Godrej Agrovet Ltd.(a)	114,403	672,577
Graphite India Ltd.	104,440	676,784
Gravita India Ltd.*	11,096	191,094
Great Eastern Shipping Co. Ltd.	299,298	4,689,359
Greaves Cotton Ltd.	81,954	190,455
Grindwell Norton Ltd.	27,038	618,717
Gujarat Energy Ltd.	421,288	1,455,568
Gujarat Mineral Development Corp. Ltd.	158,701	979,027
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	364,470	2,092,284
Gujarat Pipavav Port Ltd.	1,330,049	2,123,104
Gulf Oil Lubricants India Ltd.	32,194	361,107
Hatsun Agro Product Ltd.	37,878	367,841
Hindustan Copper Ltd.	246,952	1,307,303
Indegene Ltd.*	28,549	158,460
India Shelter Finance Corp. Ltd.	10,894	88,542
IndiaMart InterMesh Ltd.(a)	176	3,545
Indian Energy Exchange Ltd.(a)	285,347	377,202
Indraprastha Gas Ltd.	750,875	1,307,108
Intellect Design Arena Ltd.	37,923	287,351
International Gemological Institute Ltd.	97,901	367,315
Ipca Laboratories Ltd.	42,165	757,697
IRB Infrastructure Developers Ltd.	3,819,378	864,274
Jamna Auto Industries Ltd.	577,270	801,151
JB Chemicals & Pharmaceuticals Ltd.	43,889	1,064,505
Jindal Saw Ltd.	211,531	584,344
JK Lakshmi Cement Ltd.*	72,645	464,954
JK Paper Ltd.	132,094	489,742
JK Tyre & Industries Ltd.	98,729	410,994
JSW Dulux Ltd.	19,849	676,901
Jubilant Ingrevia Ltd.	81,454	523,357
Jubilant Pharmova Ltd.	4,331	44,422
Jyothy Labs Ltd.	204,391	413,862
Kajaria Ceramics Ltd.	52,812	675,306
Kalpataru Projects International Ltd.	86,676	1,254,557
Karnataka Bank Ltd.	504,437	1,456,950
Karur Vysya Bank Ltd.	798,696	2,498,384
KEC International Ltd.	52,636	289,986
Kfin Technologies Ltd.	36,850	342,500
Kirloskar Brothers Ltd.	13,446	291,679
Kirloskar Oil Engines Ltd.	54,849	1,369,795
KPIT Technologies Ltd.	76,149	540,234
KRBL Ltd.	140,521	557,059
KSB Ltd.	40,406	409,252
LG Balakrishnan & Bros Ltd.	17,666	297,821
LT Foods Ltd.	105,601	409,424
Mahanagar Gas Ltd.	137,427	1,704,576
Mahindra Lifespace Developers Ltd.	138,518	536,241
Mastek Ltd.	19,041	321,082
Mindspace Business Parks REIT(a)	514,806	2,574,553
Mishra Dhatu Nigam Ltd.(a)	65,770	290,744
MOIL Ltd.	64,424	189,273
Motherson Sumi Wiring India Ltd.*	1,780,422	754,611
MPS Ltd.	14,545	290,182
Narayana Hrudayalaya Ltd.	21,306	443,795
Natco Pharma Ltd.	85,740	843,553
National Aluminium Co. Ltd.	3,113,170	11,168,883
National Fertilizers Ltd.	307,717	242,607
Nava Ltd.	218,960	1,402,811
Navin Fluorine International Ltd.	7,553	613,360
NBCC India Ltd.	967,235	1,072,188
NCC Ltd.	512,541	802,501
NESCO Ltd.	30,537	347,893
NLC India Ltd.	563,660	1,917,398
Paradeep Phosphates Ltd.(a)	147,126	211,428
Pearl Global Industries Ltd.	11,298	240,572
Quess Corp. Ltd.(a)	293,162	828,799
Railtel Corp. of India Ltd.	108,491	352,950
Rallis India Ltd.	120,798	283,980
Ramco Cements Ltd.	56,722	557,250
Rashtriya Chemicals & Fertilizers Ltd.	171,101	236,699
Ratnamani Metals & Tubes Ltd.	19,448	515,689
RBL Bank Ltd.(a)	208,408	812,529
Redington Ltd.	1,700,330	4,960,948
Relaxo Footwears Ltd.	96,381	413,132
Sarda Energy & Minerals Ltd.	20,397	106,942
Saregama India Ltd.	70,773	368,449
Sharda Cropchem Ltd.	25,826	239,943
Sharda Motor Industries Ltd.*	29,011	266,331
Shipping Corp. of India Ltd.	267,559	862,950
Shyam Metalics & Energy Ltd.	20,456	205,297
Siyaram Silk Mills Ltd.	67,437	454,632
SKF India Ltd.	18,810	332,349
Sonata Software Ltd.	144,285	407,969
South Indian Bank Ltd.	2,044,582	985,585
Sumitomo Chemical India Ltd.	50,940	226,478
Supreme Petrochem Ltd.	93,985	708,868
Syngene International Ltd.(a)	38,425	178,407
Tamilnad Mercantile Bank Ltd.	129,300	1,001,863
Tanla Platforms Ltd.	39,325	220,225
Tata Elxsi Ltd.	30,847	1,248,007
Tata Technologies Ltd.	143,367	1,036,115
Techno Electric & Engineering Co. Ltd.	38,081	424,022
Thyrocare Technologies Ltd.(a)	111,724	648,329
Time Technoplast Ltd.	92,728	176,289
Timken India Ltd.	24,829	914,299
Transport Corp. of India Ltd.	31,626	308,947
Usha Martin Ltd.	144,638	759,260
UTI Asset Management Co. Ltd.	141,860	1,401,384
Vaibhav Global Ltd.	225,434	545,993
Vardhman Textiles Ltd.	127,225	855,010
Vedant Fashions Ltd.	92,516	399,057
V-Guard Industries Ltd.	89,968	285,134
Vinati Organics Ltd.	432	6,098
Voltamp Transformers Ltd.	5,931	650,345
VRL Logistics Ltd.	128,041	318,443
Welspun Corp. Ltd.	128,102	2,059,592
Welspun Living Ltd.*	459,658	771,319
Whirlpool of India Ltd.	1,060	9,099
Zee Entertainment Enterprises Ltd.	1,190,209	1,301,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
June 30, 2026

Investments	Shares	Value
Zensar Technologies Ltd.	112,276	$504,454
Total India		149,047,454
Indonesia — 1.9%
Avia Avian Tbk. PT	45,794,300	799,095
Bank BTPN Syariah Tbk. PT	4,854,400	266,069
Bank CIMB Niaga Tbk. PT	9,573,600	832,603
Bank Tabungan Negara Persero Tbk. PT*	9,506,500	584,852
Bukit Asam Persero Tbk. PT	30,952,200	3,964,236
Ciputra Development Tbk. PT*	5,721,000	177,581
Cisarua Mountain Dairy Tbk. PT	4,191,600	1,043,212
Dharma Satya Nusantara Tbk. PT	14,130,200	881,162
Elnusa Tbk. PT	27,563,500	801,623
Erajaya Swasembada Tbk. PT*	46,418,400	908,638
ESSA Industries Indonesia Tbk. PT	27,904,400	803,734
Gudang Garam Tbk. PT	1,230,000	1,117,869
Indah Kiat Pulp & Paper Tbk. PT*	2,162,900	855,846
Indo Tambangraya Megah Tbk. PT	2,954,700	3,639,668
Indocement Tunggal Prakarsa Tbk. PT	684,900	159,350
Indosat Tbk. PT	23,514,100	2,275,134
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	9,600,370	199,739
Japfa Comfeed Indonesia Tbk. PT	18,353,300	1,996,486
Jasa Marga Persero Tbk. PT	115,200	17,460
Kalbe Farma Tbk. PT	36,344,800	1,555,021
Map Aktif Adiperkasa PT	13,878,200	481,235
Mayora Indah Tbk. PT	1,389,300	142,582
Medco Energi Internasional Tbk. PT	7,425,700	425,690
Medikaloka Hermina Tbk. PT	4,971,600	226,614
Mitra Keluarga Karyasehat Tbk. PT	1,014,800	95,918
Pakuwon Jati Tbk. PT	1,374,900	18,455
Perusahaan Gas Negara Persero Tbk. PT	70,230,300	5,361,541
PT TIMAH Persero Tbk	23,700	4,334
Raharja Energi Cepu PT	491,900	127,102
Rukun Raharja Tbk. PT	638,400	128,537
Sarana Menara Nusantara Tbk. PT	33,161,900	675,108
Sawit Sumbermas Sarana Tbk. PT	869,200	35,245
Semen Indonesia Persero Tbk. PT	5,941,800	470,226
Sumber Tani Agung Resources Tbk. PT	16,137,500	902,545
Surya Citra Media Tbk. PT	40,283,800	446,096
Triputra Agro Persada PT	17,222,800	1,391,887
Vale Indonesia Tbk. PT	2,847,000	656,020
Total Indonesia		34,468,513
Malaysia — 5.4%
Aeon Co. M Bhd.	2,423,800	624,154
Alliance Bank Malaysia Bhd.	2,635,000	3,069,589
AMMB Holdings Bhd.	6,582,500	10,283,391
Bursa Malaysia Bhd.	1,469,900	3,064,169
Carlsberg Brewery Malaysia Bhd., Class B	360,600	1,453,897
Dayang Enterprise Holdings Bhd.	966,100	386,203
Dialog Group Bhd.	4,539,400	2,070,701
Eco World Development Group Bhd.	3,852,400	2,078,548
Farm Fresh Bhd.	344,800	193,646
Fraser & Neave Holdings Bhd.	323,600	2,215,797
Frontken Corp. Bhd.	677,200	823,767
Gas Malaysia Bhd	1,602,800	2,083,345
Genting Malaysia Bhd.	9,414,500	4,317,625
Heineken Malaysia Bhd.	557,600	2,655,694
Hextar Global Bhd(b)	1,789,284	340,085
Hibiscus Petroleum Bhd.	1,074,260	482,133
IJM Corp. Bhd.	5,142,000	2,850,011
Inari Amertron Bhd.	5,298,775	2,936,905
IOI Properties Group Bhd.	3,782,400	3,654,851
KPJ Healthcare Bhd.	6,263,500	4,992,367
Leong Hup International Bhd.	5,500,662	1,025,261
Malakoff Corp. Bhd	3,825,700	783,436
Malayan Cement Bhd.	462,900	724,292
Malaysian Pacific Industries Bhd.	82,700	1,007,206
Malaysian Resources Corp. Bhd.(b)	3,355,000	267,413
Matrix Concepts Holdings Bhd.	5,732,700	1,659,003
MBSB Bhd.	14,429,728	2,264,875
Mr. DIY Group M Bhd.(a)	8,216,600	3,304,776
Nationgate Holdings Bhd.	1,036,900	226,325
PPB Group Bhd.	1,379,000	3,141,854
QL Resources Bhd.	2,209,000	2,031,576
Scientex Bhd.	1,320,400	1,207,871
Sime Darby Bhd.	10,624,400	5,576,019
Sime Darby Property Bhd.(b)	4,514,200	1,594,224
Sunway Construction Group Bhd.	479,100	873,014
TIME dotCom Bhd.	3,626,800	5,488,009
United Plantations Bhd.	624,050	5,062,802
Velesto Energy Bhd.	8,812,600	572,738
ViTrox Corp. Bhd.	312,900	595,488
Westports Holdings Bhd.	4,097,070	6,089,085
Yinson Holdings Bhd.	1,379,494	642,805
Zetrix Ai Bhd.	7,039,043	1,311,998
Total Malaysia		96,026,948
Mexico — 3.7%
Alsea SAB de CV	637,560	1,671,092
Banco del Bajio SA(a)	5,352,909	17,314,338
Becle SAB de CV	614,793	508,758
Bolsa Mexicana de Valores SAB de CV	2,995,603	5,974,491
FIBRA Macquarie Mexico(a)	2,495,568	6,361,119
Genomma Lab Internacional SAB de CV, Class B	1,451,357	1,248,381
Gentera SAB de CV	2,684,215	5,821,976
Grupo Aeroportuario del Centro Norte SAB de CV	911,026	12,910,123
La Comer SAB de CV	312,913	634,645
Megacable Holdings SAB de CV, Series CPO	1,554,606	5,580,968
Qualitas Controladora SAB de CV(b)	672,145	6,740,394
Regional SAB de CV	226,682	1,738,992
Total Mexico		66,505,277
Philippines — 0.8%
Century Pacific Food, Inc.	561,900	283,834
Converge Information & Communications Technology Solutions, Inc.	4,310,200	710,758
DigiPlus Interactive Corp.	1,472,850	280,794
DMCI Holdings, Inc.	6,468,400	790,500
GT Capital Holdings, Inc.	43,530	344,013
JG Summit Holdings, Inc.	2,891,600	1,248,613
LT Group, Inc.	3,466,700	842,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
June 30, 2026

Investments	Shares	Value
Monde Nissin Corp.(a)	13,758,800	$1,616,440
Puregold Price Club, Inc.	3,191,900	2,111,637
Robinsons Land Corp.	2,094,826	561,852
Security Bank Corp.	581,860	621,017
Semirara Mining & Power Corp.	3,340,300	1,251,864
Universal Robina Corp.	2,583,600	2,610,122
Wilcon Depot, Inc.	1,773,300	160,369
Total Philippines		13,434,622
Poland — 2.3%
Alior Bank SA	356,325	12,323,517
Asseco Poland SA(b)	80,777	3,592,023
Bank Handlowy w Warszawie SA	36,015	1,168,929
Budimex SA	47,101	9,237,628
Diagnostyka SA, Series D	25,066	1,158,323
Enea SA	532,550	2,745,738
Orange Polska SA	1,780,087	6,781,554
Text SA(b)	102,092	1,170,615
Warsaw Stock Exchange	146,666	3,464,874
Total Poland		41,643,201
Saudi Arabia — 3.6%
Abdullah Al Othaim Markets Co.(b)	630,897	983,992
Abdullah Saad Mohammed Abo Moati Stationaries Co.(b)	15,161	173,110
Al Babtain Power & Telecommunication Co.	63,522	1,093,866
Al Hammadi Holding	5,122	36,835
Al Hassan Ghazi Ibrahim Shaker Co.*(b)	70,811	262,158
Al Majed for Oud Co.	28,408	988,972
Al Masane Al Kobra Mining Co.(b)	38,325	726,270
Al Moammar Information Systems Co.(b)	25,516	1,580,998
Al-Dawaa Medical Services Co.(b)	77,505	897,335
Aldrees Petroleum & Transport Services Co.(b)	46,662	1,415,806
AlKhorayef Water & Power Technologies Co.	14,018	412,645
Almoosa Health Co.(b)	6,885	218,065
Almunajem Foods Co.(b)	58,568	963,351
Alujain Corp.(b)	153,275	1,101,465
Arabian Cement Co.(b)	266,528	1,638,666
Arabian Centres Co.(a)(b)	842,201	3,830,836
Arabian Pipes Co.(b)	235,841	411,146
Arriyadh Development Co.(b)	101,718	484,333
Astra Industrial Group(b)	68,529	2,400,302
Ataa Educational Co.(b)	39,865	550,674
BinDawood Holding Co.(b)	741,018	962,464
Catrion Catering Holding Co.(b)	68,600	1,366,632
City Cement Co.(b)	297,183	892,213
Derayah Financial Co.(b)	176,708	1,045,047
Dr Soliman Abdel Kader Fakeeh Hospital Co.*(b)	55,098	538,486
East Pipes Integrated Co. for Industry(b)	15,693	918,892
Electrical Industries Co.(b)	1,195,599	4,591,849
Gulf Insurance Group(b)	114,711	997,142
Jamjoom Pharmaceuticals Factory Co.	46,767	1,929,332
Leejam Sports Co. JSC(b)	44,244	922,044
Maharah Human Resources Co.(b)	603,097	810,614
Middle East Healthcare Co.(b)	30,920	262,193
Middle East Pharmaceutical Co.(b)	36,889	594,002
Middle East Specialized Cables Co.(b)	36,787	298,432
Mobile Telecommunications Co. Saudi Arabia*(b)	1,109,916	3,122,488
National Co. for Glass Industries(b)	8,874	85,122
National Co. for Learning & Education(b)	16,650	573,878
National Gas & Industrialization Co.(b)	1,754	32,749
National Medical Care Co.(b)	16,436	453,202
Qassim Cement Co.(b)	28,967	346,167
Retal Urban Development Co.(b)	284,706	910,829
Riyadh Cement Co.(b)	262,514	1,602,110
Saudi Cement Co.(b)	330,304	2,665,500
Saudi Ceramic Co.(b)	52,689	374,427
Saudi Chemical Co. Holding	382,970	833,784
Saudi Ground Services Co.(b)	160,357	1,324,785
Saudi Manpower Solutions Co.(b)	675,318	1,132,360
Saudi Paper Manufacturing Co.(b)	21,714	325,375
Saudi Steel Pipe Co.(b)	28,864	387,573
Saudia Dairy & Foodstuff Co.(b)	62,353	3,644,394
Scientific & Medical Equipment House Co.(b)	70,688	552,756
Sumou Real Estate Co.(b)	28,270	212,935
Sustained Infrastructure Holding Co.(b)	100,616	903,541
Tabuk Cement Co.(b)	282,823	593,167
Taiba Investments Co.(b)	225,441	1,106,444
Tanmiah Food Co.*(b)	17,097	257,784
Theeb Rent A Car Co.	100,919	625,842
United Electronics Co.(b)	125,956	2,423,778
United International Transportation Co.(b)	106,760	858,126
Yamama Cement Co.(b)	236,185	1,587,893
Total Saudi Arabia		63,237,176
South Africa — 9.4%
Advtech Ltd.	950,208	2,756,125
AECI Ltd.	199,881	1,530,998
African Rainbow Minerals Ltd.	300,512	3,271,529
Astral Foods Ltd.	93,195	1,347,603
AVI Ltd.	1,395,009	8,556,452
Coronation Fund Managers Ltd.	1,729,254	4,273,019
DataTec Ltd.	426,320	2,398,213
Dis-Chem Pharmacies Ltd.(a)(b)	532,177	1,068,575
DRDGOLD Ltd.	1,373,707	2,952,758
Equites Property Fund Ltd.	2,562,728	2,755,050
Foschini Group Ltd.(b)	744,313	2,783,794
Grindrod Ltd.	2,048,588	3,337,236
Growthpoint Properties Ltd.	20,651,117	21,734,702
Investec Ltd.	1,013,106	7,968,243
JSE Ltd.	291,717	2,797,030
Life Healthcare Group Holdings Ltd.	1,484,217	944,502
Momentum Group Ltd.	4,385,721	10,871,986
Motus Holdings Ltd.	744,983	5,045,339
Mr. Price Group Ltd.(b)	669,886	7,347,901
Netcare Ltd.	3,530,489	3,885,907
Old Mutual Ltd.	20,146,386	16,495,699
Omnia Holdings Ltd.	612,835	4,184,403
PSG Financial Services Ltd.	1,544,422	3,032,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
June 30, 2026

Investments	Shares	Value
Raubex Group Ltd.	483,959	$1,517,428
Redefine Properties Ltd.	31,840,240	12,433,041
Resilient REIT Ltd.	933,345	4,743,602
Reunert Ltd.(b)	573,711	2,113,875
Santam Ltd.	127,061	2,984,654
Sun International Ltd.	612,890	2,021,901
Super Group Ltd.*	1,227,817	1,465,290
Telkom SA SOC Ltd.	630,626	2,160,827
Tiger Brands Ltd.(b)	594,435	10,739,000
We Buy Cars Holdings Ltd.(b)	122,095	254,396
Woolworths Holdings Ltd.	1,799,131	5,526,922
Total South Africa		167,300,306
South Korea — 11.1%
Ahnlab, Inc.	11,122	376,883
Asia Cement Co. Ltd.	59,203	352,704
BGF retail Co. Ltd.	15,746	1,176,910
BH Co. Ltd.(b)	16,898	231,771
Binggrae Co. Ltd.	13,859	573,396
BNK Financial Group, Inc.	1,013,626	11,154,924
Caregen Co. Ltd.	22,494	1,000,346
Cheil Worldwide, Inc.	390,051	4,582,023
Cheryong Electric Co. Ltd.	10,652	352,019
Chong Kun Dang Pharmaceutical Corp.	11,454	489,418
CJ Corp.(b)	30,953	3,090,705
CJ Logistics Corp.	5,998	286,873
Classys, Inc.	11,013	331,250
Cosmax, Inc.	6,301	629,978
Cuckoo Homesys Co. Ltd.	37,088	505,103
Daeduck Electronics Co. Ltd.	21,149	2,096,745
Daesang Corp.	62,720	682,135
Daesang Holdings Co. Ltd.	42,440	202,982
Daewoong Co. Ltd.	19,253	210,015
Daewoong Pharmaceutical Co. Ltd.	2,858	207,898
Daishin Securities Co. Ltd.*	176,631	3,078,188
DB HiTek Co. Ltd.	63,289	5,890,579
DB Securities Co. Ltd.	70,970	428,761
DIT Corp.	19,618	253,883
DN Automotive Corp.	56,919	1,403,412
Dongjin Semichem Co. Ltd.	14,072	529,528
DongKook Pharmaceutical Co. Ltd., Class L	25,740	318,489
Dongsuh Cos., Inc.	146,087	2,225,297
Dongsung Finetec Co. Ltd.	44,223	495,521
Dongwon Industries Co. Ltd.	35,602	738,788
Doosan Bobcat, Inc.	93,477	3,722,669
Eugene Investment & Securities Co. Ltd.	118,161	328,712
F&F Co. Ltd.	24,644	1,227,985
GC Biopharma Corp.	4,070	315,765
GC Corp.	48,165	318,654
Grand Korea Leisure Co. Ltd.	79,172	527,370
GS Engineering & Construction Corp.	60,773	984,575
GS Holdings Corp.	140,080	5,994,516
HAESUNG DS Co. Ltd.	13,654	621,317
Hana Tour Service, Inc.	63,545	1,287,880
Hancom, Inc.	29,543	352,769
Handsome Co. Ltd.	21,754	294,163
Hanil Cement Co. Ltd.	80,886	710,552
Hanjin Kal Corp.	11,739	894,082
Hankook & Co. Co. Ltd.	105,149	1,608,489
Hanmi Pharm Co. Ltd.	972	249,384
Hanmi Science Co. Ltd.*	19,859	386,464
Hansol Chemical Co. Ltd.	7,138	1,340,707
Hanssem Co. Ltd.*	53,404	1,130,608
Harim Holdings Co. Ltd.	61,047	382,997
HD Construction Equipment Co. Ltd.	58,211	4,689,042
HDC Holdings Co. Ltd.	60,054	806,250
Hite Jinro Co. Ltd.	69,455	643,758
HK inno N Corp.*	11,466	299,731
HL Holdings Corp.*	22,945	570,182
HL Mando Co. Ltd.	14,164	447,967
HPSP Co. Ltd.	9,922	345,826
Hyosung Corp.	19,300	2,183,754
Hyundai Autoever Corp.	4,435	1,517,169
Hyundai Department Store Co. Ltd.	21,738	2,717,776
Hyundai Elevator Co. Ltd.	98,122	4,502,985
Hyundai Motor Securities Co. Ltd.	44,902	240,552
Hyundai Wia Corp.	18,155	748,793
Iljin Electric Co. Ltd.	17,234	848,741
iM Financial Group Co. Ltd.	387,984	4,209,650
Innocean Worldwide, Inc.	42,302	491,471
Innox Advanced Materials Co. Ltd.	16,644	267,499
IPARK Hyundai Development Co., Class E	59,118	685,315
ISC Co. Ltd.	3,593	420,919
JB Financial Group Co. Ltd.	360,263	5,766,812
JS Corp.	51,443	369,229
Jusung Engineering Co. Ltd.	10,598	1,374,942
JW Pharmaceutical Corp.	30,271	502,139
JYP Entertainment Corp.	14,142	469,179
K Car Co. Ltd.	76,480	413,179
KEPCO Engineering & Construction Co., Inc.	6,313	439,665
KEPCO Plant Service & Engineering Co. Ltd.	54,632	1,562,123
KG Chemical Corp.	102,045	273,011
KG Dongbusteel	70,423	238,637
KH Vatec Co. Ltd.	32,166	223,188
KIWOOM Securities Co. Ltd.	27,525	6,093,768
Koh Young Technology, Inc.	36,627	755,330
Kolmar BNH Co. Ltd.*	42,418	220,399
Kolmar Korea Co. Ltd.*	12,989	834,187
Kolon Industries, Inc.	34,760	1,350,643
KoMiCo Ltd.	6,727	408,144
KONA I Co. Ltd.*	10,086	297,183
Korea Electric Terminal Co. Ltd.	7,800	349,900
Korea Electronic Power Industrial Development Co. Ltd.	32,847	246,358
Korea Gas Corp.	54,108	1,115,827
Korea United Pharm, Inc.	63,367	713,712
Korean Reinsurance Co.	554,143	4,749,899
Kyobo Securities Co. Ltd.	50,185	316,470
Kyung Dong Navien Co. Ltd.	7,574	303,586
LEENO Industrial, Inc.	58,571	3,175,604
LG Innotek Co. Ltd.	8,767	5,551,170
LG Uplus Corp.	799,641	7,225,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
June 30, 2026

Investments	Shares	Value
Lotte Rental Co. Ltd.	23,472	$425,717
LS Corp.	8,415	1,985,208
LS Marine Solution Co. Ltd.	7,956	139,421
LX INTERNATIONAL Corp.	70,878	1,683,541
LX Semicon Co. Ltd.	27,388	725,668
Mcnex Co. Ltd.	25,026	306,586
MegaStudyEdu Co. Ltd.	12,043	302,377
Misto Holdings Corp.	60,416	1,616,371
MNC Solution Co. Ltd.	3,489	53,147
Myoung Shin Industrial Co. Ltd.*	74,962	358,529
NICE Information Service Co. Ltd.	113,639	1,007,810
NongShim Co. Ltd.	2,884	624,528
Orion Corp.	18,479	1,573,214
Pan Ocean Co. Ltd.	582,207	1,779,352
Paradise Co. Ltd.	66,438	591,780
Partron Co. Ltd.	165,035	615,699
PharmaResearch Co. Ltd.	3,180	745,072
PI Advanced Materials Co. Ltd.	29,773	385,302
Poongsan Corp.	28,594	1,188,571
Posco DX Co. Ltd.	22,093	308,729
PSK Holdings, Inc.	4,531	467,927
PSK, Inc.	11,369	1,439,012
S-1 Corp.	55,278	2,543,937
Samsung E&A Co. Ltd.	198,140	6,087,565
Samsung Securities Co. Ltd.	174,807	12,242,019
SAMT Co. Ltd.	229,330	1,828,068
Sanil Electric Co. Ltd.	3,803	585,436
Seegene, Inc.	59,086	1,132,676
Sejin Heavy Industries Co. Ltd.	47,917	408,561
SGC Energy Co. Ltd.	32,435	837,410
Shinsegae, Inc.	9,323	4,543,255
SK Discovery Co. Ltd.	16,018	526,248
SK Networks Co. Ltd.	329,090	2,134,741
SL Corp.	26,700	977,144
SM Entertainment Co. Ltd.	9,720	444,185
SNT Energy Co. Ltd.	9,564	174,390
Soop Co. Ltd.	7,978	253,352
Soulbrain Co. Ltd.	3,641	858,959
ST Pharm Co. Ltd.	6,167	526,223
Sungwoo Hitech Co. Ltd.	161,144	640,707
TES Co. Ltd.(b)	8,160	1,095,514
TK Corp.*	15,036	239,229
TKG Huchems Co. Ltd.	59,052	579,352
Tokai Carbon Korea Co. Ltd.	6,232	1,096,121
Unid Co. Ltd.	10,824	438,745
Vitzrocell Co. Ltd.(b)	33,399	873,078
Yuanta Securities Korea Co. Ltd.	179,423	517,088
Total South Korea		198,461,237
Taiwan — 29.1%
Adlink Technology, Inc.	20,000	87,580
Advanced Energy Solution Holding Co. Ltd.	44,000	1,629,809
Advanced Power Electronics Corp.(b)	142,000	1,205,751
Airoha Technology Corp.	70,000	1,472,227
Alexander Marine Co. Ltd.(b)	31,508	149,843
Allied Supreme Corp.(b)	44,000	296,266
Allis Electric Co. Ltd.(b)	150,048	579,345
Alltek Technology Corp.	773,240	1,436,938
AMPOC Far-East Co. Ltd.(b)	411,040	3,774,087
AP Memory Technology Corp.(b)	116,000	3,634,046
Apex Dynamics, Inc.	17,000	316,984
Arcadyan Technology Corp.	411,681	2,481,213
Asia Optical Co., Inc.(b)	330,000	1,476,151
ASMedia Technology, Inc.(b)	27,000	1,245,900
ASROCK, Inc.*(b)	118,000	866,762
AUO Corp.*(b)	7,551,000	7,750,936
Bafang Yunji International Co. Ltd., Class C	54,000	317,832
Bank of Kaohsiung Co. Ltd.(b)	639,560	245,934
Bora Pharmaceuticals Co. Ltd.*(b)	70,787	937,709
C Sun Manufacturing Ltd.	29,000	564,406
Capital Futures Corp.*	452,180	868,690
Capital Securities Corp.*	6,269,340	7,527,577
Castles Technology Co. Ltd.(b)	169,000	259,151
Cathay Real Estate Development Co. Ltd.	984,000	762,946
Century Iron & Steel Industrial Co. Ltd.(b)	115,000	424,168
Charoen Pokphand Enterprise(b)	412,100	1,468,251
CHC Healthcare Group(b)	125,000	113,203
Chenbro Micom Co. Ltd.(b)	54,000	2,178,205
Cheng Loong Corp.	1,508,000	1,013,018
Chicony Electronics Co. Ltd.(b)	2,325,652	7,592,416
Chicony Power Technology Co. Ltd.(b)	528,625	1,581,403
China Bills Finance Corp.*	1,509,000	836,057
China Steel Chemical Corp.	432,726	1,117,930
China Wire & Cable Co. Ltd.(b)	202,000	201,642
Chinese Maritime Transport Ltd.(b)	221,000	357,274
Chin-Poon Industrial Co. Ltd.	313,000	532,532
Chong Hong Development Co. Ltd.	726,366	1,785,333
Chun Yuan Steel Industry Co. Ltd.*	1,181,000	878,618
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	521,000	2,894,762
Compeq Manufacturing Co. Ltd.	2,283,000	16,662,141
Crowell Development Corp.(b)	1,029,000	678,323
Cub Elecparts, Inc.(b)	13,000	41,216
Cyberlink Corp.	75,000	158,445
CyberPower Systems, Inc.	141,000	942,759
Da-Li Development Co. Ltd.	426,361	603,609
Darfon Electronics Corp.	599,000	784,088
Darwin Precisions Corp.	811,000	376,777
Daxin Materials Corp.	86,000	1,054,196
Depo Auto Parts Ind Co. Ltd.	189,000	806,868
Drewloong Precision, Inc.(b)	65,000	295,858
Dynamic Holding Co. Ltd.*	3,050	16,851
Elan Microelectronics Corp.	137,409	815,228
Ennoconn Corp.	156,243	1,812,245
Eternal Materials Co. Ltd.(b)	1,547,319	3,594,293
Evergreen Aviation Technologies Corp.(b)	205,000	1,193,712
Evergreen International Storage & Transport Corp.*	725,000	1,106,054
Everlight Electronics Co. Ltd.	960,165	2,049,542
Far Eastern Department Stores Ltd.*	2,555,841	1,845,286
Far Eastern International Bank(b)	8,926,918	3,642,897
Farglory F T Z Investment Holding Co. Ltd.	72,857	116,639
Feng Hsin Steel Co. Ltd.	622,950	1,186,981
First Copper Technology Co. Ltd.(b)	126,000	151,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
June 30, 2026

Investments	Shares	Value
Flytech Technology Co. Ltd.	572,000	$2,316,262
Formosa International Hotels Corp.	137,000	767,646
Fositek Corp.(b)	17,871	942,454
Foxsemicon Integrated Technology, Inc.(b)	396,197	4,110,405
Fu Hua Innovation Co. Ltd.(b)	2,002,000	908,100
Fulgent Sun International Holding Co. Ltd.(b)	244,368	557,674
Fusheng Precision Co. Ltd.(b)	184,000	1,475,743
G Shank Enterprise Co. Ltd.	412,103	1,681,710
Genius Electronic Optical Co. Ltd.	137,280	2,839,845
Getac Holdings Corp.(b)	1,202,292	3,811,828
Global Brands Manufacture Ltd.(b)	727,133	2,430,891
Global Mixed Mode Technology, Inc.*(b)	190,000	1,866,809
Global PMX Co. Ltd.	178,000	1,257,200
Grape King Bio Ltd.	218,988	633,114
Great Wall Enterprise Co. Ltd.	1,354,259	2,359,373
Greatek Electronics, Inc.	923,000	3,954,907
Highwealth Construction Corp.(b)	4,360,719	5,892,956
Hiwin Technologies Corp.(b)	318,000	3,244,236
Holy Stone Enterprise Co. Ltd.	215,900	5,706,459
Hong TAI Electric Industrial	412,000	479,814
Huaku Development Co. Ltd.	966,346	3,094,103
Huang Hsiang Construction Corp.*	18,785	22,673
Hwang Chang General Contractor Co. Ltd.(b)	133,000	160,945
IBF Financial Holdings Co. Ltd.(b)	6,824,215	3,181,128
Ichia Technologies, Inc.(b)	412,000	838,058
Innolux Corp.(b)	26,822,000	57,842,870
Iron Force Industrial Co. Ltd.(b)	210,905	570,685
ITE Technology, Inc.	358,000	1,786,825
ITEQ Corp.(b)	332,000	3,861,253
ITH Corp.	887,000	1,076,156
J&V Energy Technology Co. Ltd.(b)	118,000	268,548
Johnson Health Tech Co. Ltd.(b)	27,000	106,368
JPC connectivity, Inc.(b)	205,000	2,252,288
JSL Construction & Development Co. Ltd.(b)	25,072	42,578
Kaori Heat Treatment Co. Ltd.	59,577	2,898,760
Kindom Development Co. Ltd.	992,020	1,057,212
Kinik Co.	137,495	3,288,848
Kinpo Electronics(b)	1,010,000	1,114,419
Kinsus Interconnect Technology Corp.	148,396	4,150,514
Kung Long Batteries Industrial Co. Ltd.	291,000	1,146,407
L&K Engineering Co. Ltd.	259,981	7,532,606
Lai Yih Footwear Co. Ltd.*(b)	150,000	927,597
Lelon Electronics Corp.(b)	412,000	5,865,114
Lian HWA Food Corp.(b)	199,510	545,487
Lien Hwa Industrial Holdings Corp.(b)	1,124,681	1,516,333
Lion Travel Service Co. Ltd.(b)	334,000	1,567,435
Lotus Pharmaceutical Co. Ltd.(b)	143,000	859,621
Machvision, Inc.(b)	106,400	2,364,704
Makalot Industrial Co. Ltd.(b)	594,218	4,084,998
Marketech International Corp.	137,000	2,382,497
Mega Union Technology, Inc.	121,000	3,710,922
Merry Electronics Co. Ltd.(b)	711,622	2,014,920
momo.com, Inc.(b)	18,100	169,031
Nan Kang Rubber Tire Co. Ltd.	437,000	430,738
Nan Pao Resins Chemical Co. Ltd., Class L(b)	139,000	1,498,799
National Aerospace Fasteners Corp.(b)	43,158	181,538
Nichidenbo Corp.(b)	954,000	9,657,841
Nien Made Enterprise Co. Ltd.	294,000	3,193,195
O-Bank Co. Ltd.(b)	3,733,000	1,224,549
Orient Semiconductor Electronics Ltd.(b)	261,000	439,964
Pan German Universal Motors Ltd.(b)	51,000	373,017
Pan Jit International, Inc.	590,000	3,380,001
Pan-International Industrial Corp.(b)	870,000	1,350,478
Phoenix Silicon International Corp.	158,000	1,572,238
Posiflex Technology, Inc.(b)	215,000	1,238,444
Power Wind Health Industry, Inc.	95,000	426,444
Powertech Technology, Inc.	1,956,000	20,722,616
President Securities Corp.(b)	1,051,972	1,651,110
Primax Electronics Ltd.(b)	1,551,000	3,213,347
Promate Electronic Co. Ltd.(b)	926,190	1,459,506
Qisda Corp.(b)	3,496,040	3,742,249
Rechi Precision Co. Ltd.	585,000	516,935
Ruentex Engineering & Construction Co.(b)	138,600	711,349
Sakura Development Co. Ltd.(b)	151,600	185,119
Sanyang Motor Co. Ltd.	848,000	1,626,444
Scientech Corp.*	29,000	822,940
SciVision Biotech, Inc.(b)	107,000	180,368
SDI Corp.	37,000	246,810
Sercomm Corp.	448,488	1,137,533
Sesoda Corp.(b)	923,000	1,544,297
ShenMao Technology, Inc.	137,000	597,774
Shihlin Electric & Engineering Corp.(b)	204,000	1,533,690
Shin Zu Shing Co. Ltd.(b)	532,072	3,323,728
Shinkong Insurance Co. Ltd.	466,000	2,084,504
Shiny Chemical Industrial Co. Ltd.(b)	156,764	836,560
Sigurd Microelectronics Corp.	964,000	7,171,786
Sinbon Electronics Co. Ltd.	372,120	3,837,252
Sincere Navigation Corp.	409,000	378,745
Sinon Corp.	1,508,000	1,855,621
Sitronix Technology Corp.(b)	355,000	3,699,716
Sports Gear Co. Ltd.(b)	309,000	724,571
Standard Foods Corp.	825,896	760,914
Stark Technology, Inc.(b)	344,000	1,684,554
Sunonwealth Electric Machine Industry Co. Ltd.(b)	241,692	1,077,339
Swancor Holding Co. Ltd.(b)	243,000	827,633
Symtek Automation Asia Co. Ltd.(b)	114,118	564,205
Synnex Technology International Corp.*	4,217,600	12,061,066
Syscom Computer Engineering Co.(b)	206,000	361,477
Systex Corp.	41,000	172,461
TA Chen Stainless Pipe	4,342,033	5,499,695
Ta Ya Electric Wire & Cable(b)	412,500	492,050
Taichung Commercial Bank Co. Ltd.(b)	4,900,484	3,084,291
Taiflex Scientific Co. Ltd.(b)	119,000	556,590
Taisun Enterprise Co. Ltd.	1,073,000	601,229
Taiwan Business Bank(b)	3,116,698	1,736,581
Taiwan Cogeneration Corp.	356,740	854,434
Taiwan Fertilizer Co. Ltd.(b)	1,601,000	2,384,677
Taiwan Hon Chuan Enterprise Co. Ltd.(b)	538,608	2,172,591
Taiwan Navigation Co. Ltd.	1,150,000	1,072,152
Taiwan Paiho Ltd.(b)	511,000	711,404
Taiwan Sakura Corp.	502,000	1,304,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
June 30, 2026

Investments	Shares	Value
Taiwan Secom Co. Ltd.	503,000	$1,665,798
Taiwan Surface Mounting Technology Corp.	818,000	5,469,339
Tatung Co. Ltd.(b)	8,338,000	7,145,399
Team Group, Inc.*(b)	137,000	1,133,191
Test Research, Inc.(b)	769,115	7,906,869
Thinking Electronic Industrial Co. Ltd.	137,000	1,354,669
Tigerair Taiwan Co. Ltd.(b)	968,000	1,893,064
Ton Yi Industrial Corp.(b)	2,526,000	1,201,290
Tong Hsing Electronic Industries Ltd.*	303,214	2,541,338
Tong Yang Industry Co. Ltd.(b)	945,685	2,297,679
Topco Scientific Co. Ltd.(b)	411,776	7,096,355
Topkey Corp.	303,000	1,588,404
Transcend Information, Inc.(b)	685,479	5,734,470
TSRC Corp.	28,000	18,194
Ttet Union Corp.	90,000	399,761
Tung Ho Steel Enterprise Corp.	1,134,722	2,400,774
TXC Corp.	1,235,549	7,272,156
U-Ming Marine Transport Corp.(b)	1,138,420	2,154,873
Union Bank of Taiwan(b)	1,022,352	726,893
Unitech Printed Circuit Board Corp.(b)	913,000	1,622,143
Universal Cement Corp.	1,234,365	1,038,437
UPI Semiconductor Corp.(b)	30,000	254,265
Visco Vision, Inc.(b)	102,000	627,564
VisEra Technologies Co. Ltd.(b)	86,000	1,384,898
Visual Photonics Epitaxy Co. Ltd.(b)	137,750	1,500,455
Voltronic Power Technology Corp.(b)	160,000	5,449,437
Waffer Technology Corp.(b)	162,500	204,550
Wah Lee Industrial Corp.	477,580	1,941,413
Walsin Lihwa Corp.(b)	3,286,000	3,837,182
Weikeng Industrial Co. Ltd.	1,779,431	2,759,371
Weltrend Semiconductor*(b)	137,000	304,478
Winmate, Inc.(b)	137,000	763,345
WinWay Technology Co. Ltd.	37,000	9,390,391
WNC Corp. /Taiwan(b)	411,587	3,352,748
Wowprime Corp.	73,000	566,007
WPG Holdings Ltd.	4,020,000	13,502,425
Yankey Engineering Co. Ltd.	246,750	5,894,456
Yulon Motor Co. Ltd.(b)	114,496	97,760
YungShin Global Holding Corp.	681,000	1,150,089
Zenitron Corp.	874,000	2,279,893
Zero One Technology Co. Ltd.(b)	469,000	1,472,227
Zippy Technology Corp.	566,000	1,078,468
Total Taiwan		519,561,973
Thailand — 4.7%
Amata Corp. PCL, NVDR	2,749,300	2,213,807
Bangkok Chain Hospital PCL, NVDR(b)	5,563,100	1,657,852
Berli Jucker PCL, NVDR	3,371,400	1,491,837
Cal-Comp Electronics Thailand PCL, NVDR(b)	3,105,300	841,279
Central Plaza Hotel PCL, NVDR(b)	694,300	773,291
Chularat Hospital PCL, NVDR	29,655,600	1,392,596
Com7 PCL, NVDR(b)	2,113,700	1,765,632
Ditto Thailand PCL, NVDR	1,489,300	627,630
Electricity Generating PCL, NVDR	757,600	2,736,623
Erawan Group PCL, NVDR(b)	14,082,500	1,305,643
Gunkul Engineering PCL, NVDR	36,566,000	4,666,993
Home Product Center PCL, NVDR	4,602,600	907,483
Ichitan Group PCL, NVDR	5,250,300	2,212,616
KCE Electronics PCL, NVDR	1,444,400	1,815,256
Kiatnakin Phatra Bank PCL, NVDR	1,838,900	5,563,115
Mega Lifesciences PCL, NVDR	1,635,300	1,809,042
MK Restaurants Group PCL, NVDR(b)	1,468,700	959,371
Moshi Moshi Retail Corp. PLC, NVDR	714,800	812,260
Osotspa PCL, NVDR	6,514,400	3,412,067
Precious Shipping PCL, NVDR	7,696,200	1,633,275
Prima Marine PCL, NVDR	9,935,700	2,631,934
PTG Energy PCL, NVDR	6,044,100	1,346,348
Ratch Group PCL, NVDR(b)	3,432,900	3,255,109
Sansiri PCL, NVDR	65,384,700	2,853,895
SCGJWD Logistics PCL, NVDR(b)	3,241,800	780,674
SISB PCL, NVDR(b)	1,550,000	450,249
Supalai PCL, NVDR	8,067,800	3,885,697
Thai Life Insurance PCL, NVDR	2,244,300	776,913
Thai Oil PCL, NVDR(b)	2,806,300	4,097,035
Thai Union Group PCL, NVDR	2,884,500	1,015,898
Thaifoods Group PCL, NVDR	19,244,000	6,372,089
Tipco Asphalt PCL, NVDR(b)	6,998,100	2,843,857
Tisco Financial Group PCL, NVDR	2,421,400	8,600,870
TTW PCL, NVDR	7,571,100	2,244,859
WHA Corp. PCL, NVDR	30,075,200	4,662,401
Total Thailand		84,415,496
Turkey — 0.9%
Agesa Hayat ve Emeklilik AS	81,128	435,153
Albaraka Turk Katilim Bankasi AS	2,312,714	401,517
Anadolu Anonim Turk Sigorta Sirketi	2,050,783	1,202,633
Anadolu Hayat Emeklilik AS	149,338	329,369
Aselsan Elektronik Sanayi ve Ticaret AS†	1	6
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(b)	310,363	1,839,341
Aygaz AS†	1	4
Celebi Hava Servisi AS	953	32,335
Cimsa Cimento Sanayi ve Ticaret AS	630,490	636,497
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	2,919,677	1,294,144
Galata Wind Enerji AS	708,388	386,872
Is Yatirim Menkul Degerler AS, Class A	702,964	543,923
Kocaer Celik Sanayi Ve Ticaret AS†	0	0	‡
Logo Yazilim Sanayi ve Ticaret AS	117,936	347,320
Mavi Giyim Sanayi ve Ticaret AS, Class B(a)	1,251,619	1,009,762
Migros Ticaret AS	79,490	1,140,671
Nuh Cimento Sanayi AS	267,392	1,264,876
Oyak Cimento Fabrikalari AS	2,485,214	1,091,980
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,556,427	886,041
TAB Gida Sanayi Ve Ticaret AS	65,893	318,904
Tofas Turk Otomobil Fabrikasi AS	280,377	1,850,931
Torunlar Gayrimenkul Yatirim Ortakligi AS	107,450	230,305
Turcas Holding AS	280,628	259,242
Turkiye Petrol Rafinerileri AS†	0	2
Turkiye Sigorta AS	2,821,256	373,100
Turkiye Sise ve Cam Fabrikalari AS†	0	0	‡

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
June 30, 2026

Investments	Shares	Value
Ziraat Gayrimenkul Yatirim Ortakligi AS, Class O	497,851	$192,608
Total Turkey		16,067,536
United States — 0.1%
GCC SAB de CV	139,707	1,671,007
TOTAL COMMON STOCKS

(Cost: $1,266,969,526)		1,775,917,022
RIGHTS — 0.0%
Taiwan — 0.0%
Compeq Manufacturing Co. Ltd.*^	64,362	55,560
Eternal Materials Co. Ltd.*^	11,879	8,949
TOTAL RIGHTS

(Cost: $0)		64,509
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)

(Cost: $312,462)	312,462	312,462
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 8.9%
United States — 8.9%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	82,180,483	82,180,483
WisdomTree Treasury Money Market Digital Fund, 3.45%(c)(d)	76,300,000	76,300,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

(Cost: $158,480,483)		158,480,483
TOTAL INVESTMENTS IN SECURITIES — 108.4% (Cost: $1,425,762,471)		1,934,774,476
Other Liabilities less Assets — (8.4)%		(149,878,340)
NET ASSETS — 100.0%		$1,784,896,136

†	Share amount represents a fractional share.
*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $443,436, which represents 0.0% of net assets.
‡	Amount is less than $1.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $275,666,327 and the total market value of the collateral held by the Fund was $290,668,574. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $132,188,091.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
HKD	Hong Kong dollar
MXN	Mexican peso
PLN	Polish zloty
TRY	Turkish lira
USD	United States dollar

OTHER ABBREVIATIONS:
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026		Dividend Income	Securities Lending Income
WisdomTree Emerging Markets High Dividend Fund	$—	$13,438,452	$12,964,367	$(474,085)	$—	$–	^	$177,189	$—
WisdomTree Treasury Money Market Digital Fund	63,700,000	175,700,000	163,100,000	—	—	76,300,000		—	591,385
Total	$63,700,000	$189,138,452	$176,064,367	$(474,085)	$—	$76,300,000		$177,189	$591,385

^	As of June 30, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	7/2/2026	106,251	USD	400,000	PLN	$–	$(165)
Goldman Sachs	7/2/2026	338,786	USD	1,750,000	BRL	684	–
HSBC Holdings PLC	7/2/2026	96,394	USD	4,500,000	TRY	–	(57)
Royal Bank of Canada	7/2/2026	165,751	USD	1,300,000	HKD	–	(22)
Standard Chartered Bank	7/2/2026	85,696	USD	1,500,000	MXN	–	(147)
						$684	$(391)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
India	$148,668,527	$–	$378,927	*	$149,047,454
Other	1,626,869,568	–	–		1,626,869,568
Rights	–	–	64,509	*	64,509
Mutual Fund	–	312,462	–		312,462
Investment of Cash Collateral for Securities Loaned	–	158,480,483	–		158,480,483
Total Investments in Securities	$1,775,538,095	$158,792,945	$443,436		$1,934,774,476
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$684	$–		$684
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(391)	$–		$(391)
Total - Net	$1,775,538,095	$158,793,238	$443,436		$1,934,774,769

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Europe Defense Fund (WDEF)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.0%
Cyprus — 1.3%
Theon International PLC(a)	32,427	$1,106,282
Czech Republic — 1.7%
Colt CZ Group SE	8,792	379,418
CSG NV*	74,561	1,088,927
Total Czech Republic		1,468,345
Finland — 0.6%
Bittium OYJ	16,067	576,799
France — 28.7%
Airbus SE	20,935	4,656,312
Dassault Aviation SA	10,998	3,611,257
Eutelsat Communications SACA*(a)	212,385	585,924
Exail Technologies SA*(a)	8,486	1,165,216
Exosens SAS	22,634	1,477,603
Safran SA	12,428	4,902,082
Thales SA	34,386	8,837,679
Total France		25,236,073
Germany — 19.4%
Hensoldt AG	46,498	3,602,201
OHB SE	2,102	678,909
RENK Group AG	45,455	2,191,780
Rheinmetall AG	6,696	7,582,810
Tkms AG& Co. KGaA*	30,246	2,579,687
Vincorion SE*	23,483	449,974
Total Germany		17,085,361
Italy — 6.3%
Avio SpA	7,157	257,343
Fincantieri SpA*	99,679	1,133,932
Leonardo SpA	77,790	4,173,383
Total Italy		5,564,658
Luxembourg — 0.4%
SES SA	46,576	381,539
Norway — 5.7%
Kitron ASA	31,528	339,956
Kongsberg Gruppen ASA	133,164	4,014,231
Kongsberg Maritime AS*	131,182	679,275
Total Norway		5,033,462
Spain — 3.0%
Indra Sistemas SA	47,485	2,601,558
Sweden — 6.0%
INVISIO AB	21,033	445,515
Mildef Group AB(a)	18,808	358,839
Ovzon AB*	56,464	256,587
Saab AB, Class B	81,006	4,208,430
Total Sweden		5,269,371
Switzerland — 0.1%
Cicor Technologies Ltd., Registered Shares*	714	108,165
United Kingdom — 25.8%
Avon Technologies PLC	12,290	279,912
Babcock International Group PLC	213,959	2,702,892
BAE Systems PLC	363,464	8,895,591
Chemring Group PLC	112,751	766,201
Cohort PLC(a)	19,786	323,010
Goodwin PLC(a)	2,024	439,487
Melrose Industries PLC	351,149	2,213,330
QinetiQ Group PLC	218,293	1,223,816
Rolls-Royce Holdings PLC	253,197	4,854,658
Senior PLC	56,984	217,820
Serco Group PLC	282,724	821,787
Total United Kingdom		22,738,504
TOTAL COMMON STOCKS

(Cost: $101,208,262)		87,170,117
RIGHTS — 0.0%
Germany — 0.0%
OHB SE*

(Cost: $0)	2,102	2,961
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)

(Cost: $13,946)	13,946	13,946
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.6%
United States — 2.6%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)

(Cost: $2,272,178)	2,272,178	2,272,178
TOTAL INVESTMENTS IN SECURITIES — 101.6% (Cost: $103,494,386)		89,459,202
Other Liabilities less Assets — (1.6)%		(1,438,163)
NET ASSETS — 100.0%		$88,021,039

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,200,766 and the total market value of the collateral held by the Fund was $2,295,204. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $23,026.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
GBP	British pound
SEK	Swedish krona
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Europe Defense Fund (WDEF)
June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	7/2/2026	33,147	USD	25,000	GBP	$–	$(34)
Royal Bank of Canada	7/2/2026	25,781	USD	250,000	SEK	–	(50)
						$–	$(84)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$87,170,117	$–	$–	$87,170,117
Rights	2,961	–	–	2,961
Mutual Fund	–	13,946	–	13,946
Investment of Cash Collateral for Securities Loaned	–	2,272,178	–	2,272,178
Total Investments in Securities	$87,173,078	$2,286,124	$–	$89,459,202
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(84)	$–	$(84)
Total - Net	$87,173,078	$2,286,040	$–	$89,459,118

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Europe Hedged Equity Fund (HEDJ)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.0%
Austria — 0.7%
ANDRITZ AG	117,458	$10,152,305
Palfinger AG	66,375	2,416,986
Total Austria		12,569,291
Belgium — 4.7%
Anheuser-Busch InBev SA	610,838	50,743,647
Barco NV	142,386	1,365,807
Bekaert SA	93,240	4,162,781
Fagron	84,127	2,317,996
Melexis NV	70,859	6,327,123
Solvay SA(a)	184,089	5,531,125
Syensqo SA	87,649	6,473,508
UCB SA	34,344	10,287,561
Total Belgium		87,209,548
Brazil — 0.2%
Pluxee NV	264,281	3,465,689
Finland — 4.5%
Hiab OYJ, Class B	87,626	5,555,137
Huhtamaki OYJ	239,543	7,197,292
Kalmar OYJ, Class B	92,771	4,075,021
Kemira OYJ	264,642	4,965,095
Kone OYJ, Class B	376,414	21,414,423
Konecranes OYJ	266,966	8,204,374
Metso OYJ	704,745	12,247,172
Valmet OYJ(a)	251,128	6,063,862
Wartsila OYJ Abp	345,661	13,191,584
Total Finland		82,913,960
France — 15.8%
Accor SA	20,294	1,179,596
Air Liquide SA	135,753	26,894,168
Airbus SE	80,566	17,919,296
BioMerieux	5,353	420,450
Cie Generale des Etablissements Michelin SCA	276,073	10,652,657
Danone SA	326,748	26,799,985
Dassault Systemes SE	68,561	1,396,443
EssilorLuxottica SA	73,581	13,800,733
Hermes International SCA	8,976	16,399,094
Ipsen SA	4,288	827,537
Kering SA	15,759	4,455,670
Legrand SA	44,152	7,455,746
L'Oreal SA	134,134	58,834,805
LVMH Moet Hennessy Louis Vuitton SE	136,818	75,724,874
Nexans SA	4,016	667,144
Opmobility	14,574	227,276
Publicis Groupe SA	77,117	7,622,994
Safran SA	37,281	14,705,063
SCOR SE	90,788	3,294,546
Technip Energies NV	16,039	607,334
Valeo SE	42,531	623,138
Vallourec SACA*	18,095	423,898
Vicat SACA	7,383	536,003
Total France		291,468,450
Germany — 21.8%
adidas AG	23,189	4,756,250
AIXTRON SE	9,557	574,953
BASF SE	668,737	35,766,448
Bayer AG, Registered Shares	72,646	4,020,750
Bayerische Motoren Werke AG	431,272	28,233,378
Beiersdorf AG	25,019	2,155,042
Continental AG	127,786	10,542,413
Daimler Truck Holding AG	621,569	29,989,004
Deutsche Telekom AG, Registered Shares	2,248,410	61,308,985
Eckert & Ziegler SE	3,032	52,933
Elmos Semiconductor SE	982	202,539
Fresenius Medical Care AG	101,521	4,596,331
GEA Group AG	37,743	2,591,252
Hannover Rueck SE	63,899	17,708,710
Heidelberg Materials AG	61,751	11,783,127
Henkel AG & Co. KGaA	95,475	7,553,635
HochTief AG	28,464	16,499,247
Hugo Boss AG	9,431	405,097
Infineon Technologies AG	173,080	16,161,054
Knorr-Bremse AG	33,926	3,940,820
MTU Aero Engines AG	1,995	830,014
SAP SE	168,566	25,824,684
Schaeffler AG	385,750	3,739,918
Siemens AG, Registered Shares	249,766	80,284,488
Siemens Healthineers AG(b)	301,725	11,797,708
Symrise AG	14,264	1,432,171
Talanx AG	140,699	17,791,247
Total Germany		400,542,198
Ireland — 0.9%
Glanbia PLC	322,085	9,007,146
Kerry Group PLC, Class A	76,761	7,051,585
Total Ireland		16,058,731
Italy — 6.1%
Brembo NV	536,599	6,282,175
Brunello Cucinelli SpA(a)	42,890	4,050,385
Carel Industries SpA(b)	157,217	5,706,942
DiaSorin SpA(a)	57,817	4,479,084
El.En. SpA	131,361	2,563,659
Ferrari NV	34,724	12,876,679
Ferretti SpA(a)	468,133	1,593,875
Leonardo SpA	145,018	7,780,122
Maire SpA	373,850	6,120,694
Moncler SpA	170,047	9,872,381
Pirelli & C SpA*(b)	1,482,036	11,208,535
Prysmian SpA	79,175	13,220,561
Reply SpA	28,688	2,999,468
Saipem SpA(a)	3,787,702	19,093,086
Webuild SpA(a)	1,363,726	3,551,739
Total Italy		111,399,385
Netherlands — 16.5%
Akzo Nobel NV	140,244	9,514,634
AMG Critical Materials NV	56,233	2,104,894
Arcadis NV	90,099	3,463,203
ASM International NV	10,171	11,634,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Europe Hedged Equity Fund (HEDJ)
June 30, 2026

Investments	Shares	Value
ASML Holding NV	72,315	$142,321,472
BE Semiconductor Industries NV	41,866	13,742,157
Corbion NV	88,828	2,045,359
Havas NV	179,848	3,505,825
Heineken Holding NV	181,070	13,818,408
Heineken NV	284,690	23,955,777
Koninklijke Ahold Delhaize NV	519,717	20,927,460
Koninklijke Philips NV	719,079	19,533,644
Koninklijke Vopak NV	141,894	7,404,060
SBM Offshore NV	253,655	8,798,715
Universal Music Group NV	719,675	15,082,006
Wolters Kluwer NV	101,655	6,559,579
Total Netherlands		304,411,512
Portugal — 0.2%
Altri SGPS SA(a)	319,860	1,737,056
Mota-Engil SGPS SA(a)	476,462	2,540,663
Total Portugal		4,277,719
Spain — 17.8%
ACS Actividades de Construccion y Servicios SA	227,859	33,527,793
Amadeus IT Group SA	199,355	11,642,286
Banco Bilbao Vizcaya Argentaria SA	4,727,427	118,204,457
Banco Santander SA	6,461,722	89,272,814
CIE Automotive SA	244,422	7,447,281
Ebro Foods SA	293,530	6,000,401
Elecnor SA	156,826	7,127,142
Fluidra SA	252,606	5,718,328
Gestamp Automocion SA(b)	1,330,728	4,343,658
Grifols SA	424,615	4,349,743
Mapfre SA	4,647,198	23,005,904
Prosegur Cash SA(a)(b)	2,308,505	1,670,686
Prosegur Cia de Seguridad SA	966,883	2,990,208
Puig Brands SA, Class B	391,139	7,213,163
Viscofan SA	84,612	5,649,435
VISCOFAN SA*	2,644	176,537
Total Spain		328,339,836
United States — 9.8%
Acerinox SA(a)	453,380	7,946,296
Aegon Ltd.	2,128,238	18,098,251
Ferrovial NV(a)	329,642	22,605,246
QIAGEN NV	7,201	279,096
Sanofi SA	749,050	64,297,681
Schneider Electric SE	112,299	36,642,922
Signify NV(a)(b)	215,151	4,105,442
Tenaris SA	983,531	27,223,445
Total United States		181,198,379
TOTAL COMMON STOCKS

(Cost: $1,285,385,689)		1,823,854,698
RIGHTS — 0.1%
Spain — 0.1%
ACS Actividades de Construccion y Servicios SA*

(Cost: $468,605)	219,854	461,746
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)

(Cost: $795,390)	795,390	$795,390
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.4%
United States — 2.4%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	23,080,433	23,080,433
WisdomTree Treasury Money Market Digital Fund, 3.45%(c)(d)	21,500,000	21,500,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

(Cost: $44,580,433)		44,580,433
TOTAL INVESTMENTS IN SECURITIES — 101.5% (Cost: $1,331,230,117)		1,869,692,267
Other Liabilities less Assets — (1.5)%		(27,034,916)
NET ASSETS — 100.0%		$1,842,657,351

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $44,707,049 and the total market value of the collateral held by the Fund was $46,393,680. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,813,247.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Europe Hedged Equity Fund (HEDJ)
June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$11,100,000	$71,900,000	$61,500,000	$—	$—	$21,500,000	$140,871

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	7/3/2026	316,359,678	EUR	361,705,092	USD	$3,551	$–
Deutsche Bank AG	7/3/2026	368,002,319	USD	314,926,497	EUR	7,932,297	–
Deutsche Bank AG	8/5/2026	365,018,410	USD	318,830,406	EUR	–	(4,232)
Goldman Sachs	7/3/2026	316,359,952	EUR	361,705,090	USD	3,868	–
Goldman Sachs	8/5/2026	365,018,410	USD	318,830,963	EUR	–	(4,870)
HSBC Holdings PLC	7/3/2026	27,671,655	EUR	31,486,137	USD	152,145	–
HSBC Holdings PLC	7/3/2026	368,002,319	USD	314,925,958	EUR	7,932,914	–
JPMorgan Chase Bank NA	7/3/2026	316,359,373	EUR	361,705,092	USD	3,203	–
JPMorgan Chase Bank NA	7/3/2026	368,002,319	USD	314,927,709	EUR	7,930,911	–
JPMorgan Chase Bank NA	8/5/2026	365,018,410	USD	318,831,213	EUR	–	(5,156)
Morgan Stanley & Co. International	7/3/2026	316,359,678	EUR	361,705,092	USD	3,551	–
Morgan Stanley & Co. International	7/3/2026	368,002,319	USD	314,926,362	EUR	7,932,452	–
Morgan Stanley & Co. International	8/5/2026	365,018,410	USD	318,830,963	EUR	–	(4,870)
Royal Bank of Canada	7/3/2026	316,372,406	EUR	361,705,092	USD	18,105	–
Royal Bank of Canada	7/3/2026	368,002,319	USD	314,941,859	EUR	7,914,733	–
Royal Bank of Canada	8/5/2026	365,018,410	USD	318,844,330	EUR	–	(20,174)
						$39,827,730	$(39,302)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Europe Hedged Equity Fund (HEDJ)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,823,854,698	$–	$–	$1,823,854,698
Rights	461,746	–	–	461,746
Mutual Fund	–	795,390	–	795,390
Investment of Cash Collateral for Securities Loaned	–	44,580,433	–	44,580,433
Total Investments in Securities	$1,824,316,444	$45,375,823	$–	$1,869,692,267
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$39,827,730	$–	$39,827,730
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(39,302)	$–	$(39,302)
Total - Net	$1,824,316,444	$85,164,251	$–	$1,909,480,695

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Europe Quality Dividend Growth Fund (EUDG)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 98.8%
Austria — 2.7%
ANDRITZ AG	1,591	$137,516
BAWAG Group AG(a)	2,024	405,651
Erste Group Bank AG	5,801	776,640
Kontron AG*	781	20,734
Raiffeisen Bank International AG	6,710	428,456
Wienerberger AG	1,615	41,729
Total Austria		1,810,726
Belgium — 0.4%
Solvay SA(b)	3,259	97,920
Syensqo SA	886	65,437
UCB SA	381	114,127
Total Belgium		277,484
Brazil — 0.1%
Pluxee NV	5,956	78,105
Chile — 0.3%
Antofagasta PLC	3,807	193,018
China — 0.2%
Prosus NV*	3,797	164,919
Denmark — 2.9%
D/S Norden AS	581	24,420
ISS AS	1,243	50,876
Novo Nordisk AS, Class B	36,218	1,742,763
Pandora AS	716	82,201
Royal Unibrew AS	554	36,555
Total Denmark		1,936,815
Finland — 0.7%
Kone OYJ, Class B	4,928	280,357
Konecranes OYJ	2,208	67,856
Sanoma OYJ	2,743	26,531
Valmet OYJ	3,347	80,819
Total Finland		455,563
France — 13.9%
Accor SA	2,693	156,532
Air Liquide SA	4,111	814,434
Airbus SE	2,631	585,181
BioMerieux	366	28,747
Bouygues SA	6,856	382,596
Bureau Veritas SA	5,164	158,109
Cie Generale des Etablissements Michelin SCA	11,473	442,702
Dassault Aviation SA	483	158,596
Edenred SE	8,477	218,064
Eiffage SA	1,416	209,002
Etablissements Maurel & Prom SA	5,860	52,191
Hermes International SCA	283	517,039
Interparfums SA	1,344	38,968
Kering SA	854	241,458
Legrand SA	1,415	238,945
L'Oreal SA	3,358	1,472,910
LVMH Moet Hennessy Louis Vuitton SE	4,053	2,243,220
Nexans SA	399	66,282
Opmobility	2,708	42,230
Rexel SA	4,601	200,997
Safran SA	1,377	543,142
Technip Energies NV	1,454	55,057
Thales SA	1,001	257,271
Valeo SE	3,937	57,683
Vallourec SACA*	7,788	182,443
Total France		9,363,799
Georgia — 0.5%
Lion Finance Group PLC	1,429	214,889
TBC Bank Group PLC	2,292	134,824
Total Georgia		349,713
Germany — 10.7%
adidas AG	668	137,012
Aurubis AG(b)	253	52,413
Bechtle AG	1,032	36,553
Bilfinger SE	365	33,530
Continental AG	2,378	196,186
CTS Eventim AG & Co. KGaA	767	44,766
Daimler Truck Holding AG	15,107	728,871
Deutsche Lufthansa AG, Registered Shares	18,131	207,499
Deutsche Post AG, Registered Shares	19,356	1,175,088
Deutsche Telekom AG, Registered Shares	50,881	1,387,408
Deutz AG	1,614	16,137
Fielmann Group AG	787	38,511
flatexDEGIRO SE	2,770	118,760
GEA Group AG	1,178	80,876
Heidelberg Materials AG	1,032	196,923
Hensoldt AG	259	20,065
HochTief AG	525	304,318
Hugo Boss AG	945	40,591
Infineon Technologies AG	4,912	458,650
Knorr-Bremse AG	1,272	147,755
Krones AG	298	38,227
Nemetschek SE	385	23,373
RENK Group AG	247	11,910
Rheinmetall AG	79	89,463
RWE AG	6,774	438,506
SAP SE	4,189	641,764
Scout24 SE(a)	456	37,719
Sixt SE	436	31,753
Stroeer SE & Co. KGaA	1,120	43,665
Traton SE	10,971	416,182
Wacker Neuson SE	1,029	22,000
Total Germany		7,216,474
Ireland — 0.5%
Bank of Ireland Group PLC	17,574	350,109
Israel — 0.4%
Energean PLC	6,923	62,804
Plus500 Ltd.	2,876	182,689
Total Israel		245,493
Italy — 2.2%
Alerion Cleanpower SpA	859	21,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Europe Quality Dividend Growth Fund (EUDG)
June 30, 2026

Investments	Shares	Value
Brembo NV	4,386	$51,348
Brunello Cucinelli SpA(b)	333	31,447
Coca-Cola HBC AG*	3,335	217,778
DiaSorin SpA(b)	406	31,453
Ferrari NV	609	225,835
Leonardo SpA	2,087	111,966
Maire SpA	3,496	57,237
Moltiply Group SpA	1,599	62,065
Moncler SpA	2,534	147,116
Prysmian SpA	998	166,645
Recordati Industria Chimica & Farmaceutica SpA	2,008	117,772
Ryanair Holdings PLC	6,321	197,653
Technogym SpA(a)	2,194	38,128
Total Italy		1,477,607
Luxembourg — 0.2%
APERAM SA	1,752	85,250
Eurofins Scientific SE	723	56,672
Total Luxembourg		141,922
Netherlands — 7.5%
Arcadis NV	713	27,406
ASM International NV	114	130,401
ASML Holding NV	1,023	2,013,343
Heineken Holding NV	3,190	243,446
ING Groep NV	57,061	1,805,131
Koninklijke BAM Groep NV	3,250	45,592
Koninklijke Heijmans NV	329	42,881
Koninklijke KPN NV	59,739	294,781
Koninklijke Vopak NV	1,850	96,533
Universal Music Group NV	13,889	291,068
Wolters Kluwer NV	1,679	108,342
Total Netherlands		5,098,924
Nigeria — 0.2%
Airtel Africa PLC(a)	26,858	116,781
Norway — 1.0%
Austevoll Seafood ASA	5,428	42,511
Borregaard ASA	1,501	22,601
Europris ASA(a)	3,222	28,751
Frontline PLC	3,726	129,302
Kongsberg Gruppen ASA	4,592	138,426
Leroy Seafood Group ASA	12,769	49,422
Mowi ASA	5,525	102,063
Norwegian Air Shuttle ASA	23,183	34,533
Stolt-Nielsen Ltd.	1,754	51,669
TOMRA Systems ASA	2,055	19,749
Veidekke ASA	4,129	79,113
Total Norway		698,140
Portugal — 0.7%
Banco Comercial Portugues SA, Class R	306,961	363,232
Corticeira Amorim SGPS SA	2,990	21,844
Jeronimo Martins SGPS SA	5,859	112,268
Total Portugal		497,344
Spain — 7.2%
Amadeus IT Group SA	3,139	183,317
Banco Bilbao Vizcaya Argentaria SA	89,630	2,241,106
Faes Farma SA	6,656	34,929
Gestamp Automocion SA(a)	7,639	24,935
Indra Sistemas SA	499	27,339
Industria de Diseno Textil SA	36,179	2,279,953
Puig Brands SA, Class B	1,764	32,531
Viscofan SA	716	47,806
VISCOFAN SA*	22	1,469
Total Spain		4,873,385
Sweden — 6.1%
AAK AB(b)	1,985	46,968
AddTech AB, Class B	1,311	46,246
Assa Abloy AB, Class B	6,683	236,436
Atea ASA*	2,982	52,073
Atlas Copco AB, Class B	10,796	191,532
Atlas Copco AB, Class A	20,319	411,811
Axfood AB	2,614	69,522
Betsson AB, Class B	2,570	22,492
Bilia AB, Class A	2,244	33,597
Billerud AB	3,917	25,336
Bravida Holding AB(a)	3,522	44,980
Elekta AB, Class B	7,706	39,349
Epiroc AB, Class A	5,225	143,553
Epiroc AB, Class B	2,943	68,359
EQT AB	7,868	222,752
Granges AB	1,445	25,621
Hexpol AB	7,259	54,190
Indutrade AB	1,743	36,091
Lifco AB, Class B	1,392	45,651
Loomis AB	1,013	49,739
Munters Group AB(a)	1,371	24,422
Mycronic AB	1,661	55,126
Peab AB, Class B	4,460	41,982
Saab AB, Class B	1,006	52,264
Sandvik AB	9,385	387,787
SKF AB, Class B	5,098	131,056
Sweco AB, Class B	3,112	40,869
Tele2 AB, Class B	9,569	166,748
Thule Group AB(a)	1,814	38,611
Trelleborg AB, Class B	1,615	67,349
Volvo AB, Class B	37,157	1,265,038
Total Sweden		4,137,550
Switzerland — 8.9%
ABB Ltd., Registered Shares	6,734	731,127
Belimo Holding AG, Registered Shares	23	25,947
Geberit AG, Registered Shares	62	41,490
Kuehne & Nagel International AG, Registered Shares	1,205	292,716
Logitech International SA, Registered Shares	341	32,018
Nestle SA, Registered Shares	32,076	3,303,631
Partners Group Holding AG	276	226,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Europe Quality Dividend Growth Fund (EUDG)
June 30, 2026

Investments	Shares	Value
Schindler Holding AG, Participation Certificate	89	$29,569
SGS SA, Registered Shares	536	62,275
Sika AG, Registered Shares	270	55,814
Sonova Holding AG, Registered Shares	123	29,292
Straumann Holding AG, Registered Shares	310	40,890
UBS Group AG, Registered Shares	21,735	1,079,407
VAT Group AG(a)	52	45,525
Total Switzerland		5,996,277
United Kingdom — 16.3%
AJ Bell PLC	16,112	130,767
AstraZeneca PLC	9,432	1,765,125
Autotrader Group PLC(a)	4,368	28,935
B&M European Value Retail PLC	44,191	114,314
BAE Systems PLC	18,046	441,666
Bridgepoint Group PLC(a)	34,042	118,558
Bytes Technology Group PLC	5,563	27,910
Centrica PLC	49,005	111,124
Coats Group PLC	32,461	33,584
Compass Group PLC	10,243	330,849
Games Workshop Group PLC	425	121,841
GSK PLC	51,098	1,343,510
Halma PLC	1,114	58,166
Hiscox Ltd.	7,540	184,838
Howden Joinery Group PLC	6,022	66,939
IMI PLC	1,782	70,103
Imperial Brands PLC	16,384	606,486
Inchcape PLC	5,296	54,194
IntegraFin Holdings PLC	15,179	71,419
International Consolidated Airlines Group SA	31,580	200,142
Intertek Group PLC	1,867	143,846
JD Sports Fashion PLC	21,861	24,582
Lancashire Holdings Ltd.	9,308	79,745
Lloyds Banking Group PLC	865,049	1,275,579
Man Group PLC	43,570	168,974
Marks & Spencer Group PLC	6,996	34,542
Mitie Group PLC	19,511	38,689
MONY Group PLC	14,366	35,313
Next PLC	874	168,724
RELX PLC	11,518	361,696
Rightmove PLC	4,674	27,184
Rolls-Royce Holdings PLC	26,194	502,229
Rotork PLC	10,530	41,285
RS Group PLC	7,874	60,771
Sage Group PLC	6,564	71,090
Softcat PLC	2,328	56,544
Spirax Group PLC	716	64,954
SSE PLC	13,172	425,874
Telecom Plus PLC	1,025	10,108
Unilever PLC	25,316	1,521,269
Weir Group PLC	1,404	44,798
Total United Kingdom		11,038,266
United States — 15.2%
BP PLC	306,542	1,900,432
Experian PLC	4,217	142,332
Ferrovial NV	3,895	267,100
Holcim AG, Registered Shares*	1,962	177,265
InterContinental Hotels Group PLC	823	141,762
Novartis AG, Registered Shares	21,894	3,435,619
Roche Holding AG, Bearer Shares	616	259,031
Roche Holding AG	7,146	2,948,229
Schneider Electric SE	3,027	987,703
Total United States		10,259,473
TOTAL COMMON STOCKS

(Cost: $54,945,912)		66,777,887
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)

(Cost: $59,103)	59,103	59,103
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)

(Cost: $115,415)	115,415	115,415
TOTAL INVESTMENTS IN SECURITIES — 99.1% (Cost: $55,120,430)		66,952,405
Other Assets less Liabilities — 0.9%		588,591
NET ASSETS — 100.0%		$67,540,996

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $254,382 and the total market value of the collateral held by the Fund was $267,930. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $152,515.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Europe Quality Dividend Growth Fund (EUDG)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$66,777,887	$–	$–	$66,777,887
Mutual Fund	–	59,103	–	59,103
Investment of Cash Collateral for Securities Loaned	–	115,415	–	115,415
Total Investments in Securities	$66,777,887	$174,518	$–	$66,952,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 98.6%
Austria — 1.1%
Kontron AG*	15,579	$413,582
Palfinger AG	9,664	351,906
Porr AG	10,909	551,897
SBO AG(a)	11,273	371,187
Total Austria		1,688,572
Belgium — 2.8%
Barco NV	37,515	359,855
Bekaert SA	27,427	1,224,502
Deceuninck NV	52,484	131,111
EVS	3,202	100,124
Fagron	12,519	344,943
Ion Beam Applications	7,380	142,594
Kinepolis Group NV(a)	4,911	199,043
Montea NV	11,886	909,122
Retail Estates NV*	9,770	767,382
Tessenderlo Group SA	14,183	313,606
Total Belgium		4,492,282
Denmark — 1.0%
Cementir Holding NV(a)	29,947	498,169
Chemometec AS	1,925	106,644
D/S Norden AS	10,094	424,263
Matas AS(a)	6,406	86,027
Per Aarsleff Holding AS	3,815	430,048
Total Denmark		1,545,151
Finland — 3.2%
Aktia Bank OYJ	28,688	369,973
F-Secure OYJ	51,432	121,132
Harvia OYJ(a)	4,220	200,709
Marimekko OYJ(a)	13,686	164,921
Nokian Renkaat OYJ(a)	46,070	630,482
Oma Saastopankki OYJ	11,566	152,334
Outokumpu OYJ	289,621	1,667,208
Pihlajalinna OYJ	8,267	99,242
Puuilo OYJ	41,809	858,492
Raisio OYJ, Class V	37,384	109,204
Sanoma OYJ	15,408	149,031
Terveystalo OYJ(a)(b)	62,509	547,434
Total Finland		5,070,162
France — 5.1%
ABC arbitrage	34,193	202,500
Antin Infrastructure Partners SA	32,523	328,703
Bonduelle SCA	8,146	70,781
Cie des Alpes	24,987	629,916
Derichebourg SA	32,235	351,406
Etablissements Maurel & Prom SA	126,391	1,125,677
GL Events SACA	13,286	509,621
IPSOS SA	23,009	916,508
Kaufman & Broad SA	14,258	392,043
Lectra	7,031	137,941
LISI SA	5,324	399,911
Louis Hachette Group	80,081	159,949
Mersen SA	7,877	375,181
Opmobility	67,316	1,049,767
Planisware SA	11,438	237,741
Pullup Entertainment(a)	6,437	58,802
Quadient SA	18,147	244,820
Television Francaise 1 SA(a)	115,078	876,248
Total France		8,067,515
Germany — 6.7%
AIXTRON SE	13,200	794,118
Alzchem Group AG	1,743	345,945
Borussia Dortmund GmbH & Co. KGaA(a)	22,264	76,363
Cancom SE	12,962	344,552
Dermapharm Holding SE	14,335	772,751
Deutz AG	27,506	275,009
Eckert & Ziegler SE	6,571	114,718
Elmos Semiconductor SE	3,353	691,561
Friedrich Vorwerk Group SE	1,350	104,029
Indus Holding AG	12,788	377,941
MLP SE	53,083	443,643
Mutares SE & Co. KGaA	14,983	465,938
Nagarro SE	2,946	251,602
PNE AG	6,762	84,886
ProCredit Holding AG	37,377	348,702
ProSiebenSat.1 Media SE	20,467	78,624
SAF-Holland SE	27,525	637,254
Salzgitter AG	3,854	199,428
Sirius Real Estate Ltd.	802,869	1,030,442
Softwareone Holding AG*(a)	83,607	808,448
Stroeer SE & Co. KGaA	32,135	1,252,832
SUSS MicroTec SE	1,685	179,257
Vossloh AG	3,320	238,563
Wacker Neuson SE	21,473	459,087
Wuestenrot & Wuerttembergische AG	10,619	177,254
Total Germany		10,552,947
Ireland — 1.1%
C&C Group PLC	140,063	174,745
Cairn Homes PLC	284,380	803,075
Cosmo NV	5,059	417,063
Greencore Group PLC	53,494	141,219
Origin Enterprises PLC	39,274	186,792
Uniphar PLC	20,529	104,445
Total Ireland		1,827,339
Israel — 1.1%
Energean PLC	186,318	1,690,230
Italy — 4.6%
Alerion Cleanpower SpA	17,510	431,413
Arnoldo Mondadori Editore SpA	167,942	386,896
Ascopiave SpA	57,824	194,364
Banco di Desio e della Brianza SpA	60,973	925,755
BasicNet SpA	13,357	107,356
Datalogic SpA	16,752	111,468
El.En. SpA	15,783	308,023
Equita Group SpA	29,571	197,104
Esprinet SpA	33,583	257,825
Ferretti SpA(a)	120,776	411,212
Fiera Milano SpA	29,698	286,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2026

Investments	Shares	Value
Fila SpA	16,161	$169,987
Garofalo Health Care SpA	17,488	106,368
Gas Plus SpA	22,516	145,703
GPI SpA(a)	12,798	215,675
Immobiliare Grande Distribuzione SIIQ SpA	45,671	220,089
Moltiply Group SpA	3,241	125,800
Orsero SpA	7,161	125,591
OVS SpA(b)	65,363	451,740
RAI Way SpA(b)	138,850	803,261
Revo Insurance SpA(a)	4,870	146,435
Rizzoli Corriere Della Sera Mediagroup SpA	104,190	111,378
Sanlorenzo SpA	10,411	426,124
Sesa SpA	1,975	202,657
Sogefi SpA*	105,458	248,374
Wiit SpA	4,530	178,681
Total Italy		7,295,848
Luxembourg — 1.5%
APERAM SA	48,134	2,342,145
Netherlands — 5.2%
Acomo NV	15,565	401,288
AMG Critical Materials NV	4,155	155,529
Brunel International NV(a)	32,256	243,028
Corbion NV	21,961	505,675
Eurocommercial Properties NV	32,227	1,005,872
ForFarmers NV	62,178	442,168
Havas NV	55,939	1,090,434
Kendrion NV	5,720	128,308
Koninklijke BAM Groep NV	78,792	1,105,317
Koninklijke Heijmans NV	10,860	1,415,451
PostNL NV(a)	331,315	348,300
Sligro Food Group NV	20,940	270,530
Wereldhave NV	47,917	1,090,192
Total Netherlands		8,202,092
Norway — 14.6%
AF Gruppen ASA	15,166	296,408
Austevoll Seafood ASA	90,126	705,853
Borregaard ASA	21,154	318,523
Bouvet ASA	47,360	205,559
BW Offshore Ltd.	61,556	272,462
Deep Value Driller AS	168,552	349,181
DOF Group ASA	223,528	2,568,353
Elmera Group ASA(b)	70,675	332,109
Elopak ASA	85,604	304,076
Europris ASA(b)	59,069	527,087
Hoegh Autoliners ASA	275,467	4,033,669
Kid ASA(b)	23,243	280,452
Kitron ASA	16,136	173,989
Klaveness Combination Carriers ASA(b)	42,062	370,654
Moreld AS*	69,534	132,807
Multiconsult ASA(b)	15,343	224,823
NORBIT ASA	16,647	284,642
Norconsult Norge AS	160,124	582,534
Norwegian Air Shuttle ASA	868,225	1,293,278
Odfjell Drilling Ltd.	196,613	1,665,016
Odfjell SE, Class A	35,844	377,439
Pareto Bank ASA	22,551	154,966
Pexip Holding ASA*	54,038	429,224
Reach Subsea ASA*	158,818	78,322
SpareBank 1 Nord Norge	68,363	1,057,000
SpareBank 1 Oestlandet	21,997	420,756
SpareBank 1 SMN	71,090	1,350,606
Sparebanken More	7,146	78,237
Sparebanken Norge	83,895	1,575,569
Stolt-Nielsen Ltd.	42,144	1,241,471
Veidekke ASA	42,114	806,914
Wilh Wilhelmsen Holding ASA, Class A	9,935	689,742
Total Norway		23,181,721
Peru — 0.2%
Hochschild Mining PLC	46,232	283,858
Portugal — 4.2%
Altri SGPS SA(a)	129,393	702,691
Corticeira Amorim SGPS SA	73,511	537,048
CTT-Correios de Portugal SA	29,361	194,193
Mota-Engil SGPS SA(a)	77,456	413,023
NOS SGPS SA	421,989	2,434,011
REN - Redes Energeticas Nacionais SGPS SA	464,387	2,004,275
Semapa-Sociedade de Investimento & Gestao	17,870	414,745
Total Portugal		6,699,986
South Africa — 0.4%
Pan African Resources PLC	510,024	646,467
Spain — 5.4%
Almirall SA	32,368	416,691
ATALAYA MINING COPPER SA	17,451	189,116
Befesa SA(b)	7,781	265,546
Construcciones y Auxiliar de Ferrocarriles SA	12,374	898,347
Elecnor SA	66,068	3,002,538
Faes Farma SA	114,327	599,959
Gestamp Automocion SA(b)	184,773	603,122
Global Dominion Access SA(b)	45,529	155,119
Grupo Empresarial San Jose SA	20,393	208,206
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	198,896	273,332
Melia Hotels International SA	44,558	618,960
Metrovacesa SA*(b)	14,943	193,053
Pharma Mar SA*	1,717	148,112
Prosegur Cash SA(b)	380,139	275,110
Prosegur Cia de Seguridad SA	134,345	415,479
Tubacex SA(a)	73,470	281,394
Total Spain		8,544,084
Sweden — 13.4%
AcadeMedia AB(b)	34,558	359,929
AddLife AB, Class B	9,273	156,560
Addnode Group AB	13,614	57,674
Alimak Group AB(b)	29,677	364,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2026

Investments	Shares	Value
Alleima AB	77,372	$709,112
Alligo AB, Class B	7,619	104,860
Ambea AB(b)	15,760	243,447
AQ Group AB	7,380	167,607
Arjo AB, Class B	81,673	207,428
Atea ASA*	54,754	956,141
Attendo AB(b)	27,757	351,904
Bahnhof AB, Class B*	43,743	235,028
Beijer Alma AB	12,218	374,942
Bergman & Beving AB	2,707	81,533
Betsson AB, Class B	60,780	531,927
Bilia AB, Class A	47,696	714,098
Billerud AB	107,900	697,916
BioGaia AB, Class B	66,038	797,657
Bravida Holding AB(b)	81,727	1,043,738
Bufab AB	18,939	248,133
Clas Ohlson AB, Class B	17,779	786,247
Cloetta AB, Class B	130,165	661,440
Coor Service Management Holding AB(b)	24,873	129,914
Corem Property Group AB, Class B(a)	295,328	71,649
Dios Fastigheter AB	46,855	310,571
Duni AB	22,511	183,984
Electrolux Professional AB, Class B	33,792	147,868
Elekta AB, Class B	192,278	981,838
Engcon AB(a)	13,178	83,468
Fagerhult Group AB	32,303	57,409
FastPartner AB, Class A	39,681	156,007
Ferronordic AB*	12,821	81,339
Granges AB	28,822	511,033
Heba Fastighets AB, Class B	28,265	70,530
Hemnet Group AB	6,009	45,697
Intea Fastigheter AB*	16,272	123,913
INVISIO AB	3,860	81,762
Inwido AB	16,863	250,728
Lindab International AB	21,158	284,857
MIPS AB	5,474	146,039
Morrow Bank AB*(a)	91,747	111,862
Munters Group AB(b)	25,901	461,383
NCC AB, Class B	56,966	1,122,468
New Wave Group AB, Class B	29,649	279,238
Nolato AB, Class B	60,463	303,935
Note AB*	10,119	164,779
NP3 Fastigheter AB	12,877	354,584
Nyab AB	135,358	82,237
OEM International AB, Class B	13,139	226,718
Paradox Interactive AB	19,924	271,949
Peab AB, Class B	91,393	860,278
Platzer Fastigheter Holding AB, Class B	29,523	208,958
Ratos AB, Class B	83,526	286,873
RaySearch Laboratories AB	5,529	125,683
Rejlers AB	4,818	70,193
Rusta AB	36,357	301,656
Rvrc Holding AB	29,020	169,116
Scandi Standard AB	19,221	288,767
Scandic Hotels Group AB(b)	65,140	607,439
SkiStar AB	13,490	221,763
Svedbergs Group AB(a)	18,710	124,693
Synsam AB	47,521	265,147
Systemair AB	34,662	294,039
Troax Group AB	14,617	155,260
Truecaller AB, Class B(a)	25,305	36,840
VBG Group AB, Class B	4,720	154,844
Zinzino AB, Class B(a)	10,049	138,823
Total Sweden		21,259,739
Switzerland — 0.7%
Comet Holding AG, Registered Shares	585	296,616
Implenia AG, Registered Shares	2,157	190,658
Landis & Gyr Group AG*	5,564	298,669
Vetropack Holding AG, Registered Shares	6,069	135,577
Zehnder Group AG	1,814	140,325
Total Switzerland		1,061,845
United Kingdom — 26.3%
Advanced Medical Solutions Group PLC	28,529	106,022
AG Barr PLC	43,584	366,170
AJ Bell PLC	141,205	1,146,038
Alfa Financial Software Holdings PLC(b)	123,648	253,717
Avon Technologies PLC	3,251	74,043
Baltic Classifieds Group PLC	53,680	134,015
Bloomsbury Publishing PLC	26,635	219,531
Bodycote PLC	59,568	524,969
BRCK Group PLC	192,066	126,185
Brooks Macdonald Group PLC	8,362	138,731
BTG Consulting PLC	91,706	140,583
Bytes Technology Group PLC	118,133	592,673
Card Factory PLC	185,867	165,530
Chemring Group PLC	35,329	240,079
Chesnara PLC	176,589	775,790
City of London Investment Group PLC	43,870	260,854
Clarkson PLC	9,071	501,565
CMC Markets PLC(b)	145,998	887,493
Coats Group PLC	564,552	584,080
Cohort PLC(a)	4,872	79,536
Costain Group PLC	37,076	102,109
Craneware PLC	7,655	136,958
Currys PLC	120,096	254,398
CVS Group PLC	5,117	79,665
DiscoverIE Group PLC	17,118	153,586
Domino's Pizza Group PLC	224,930	540,653
Dr. Martens PLC	267,273	245,124
Elementis PLC	111,952	228,529
Elixirr International PLC	14,256	130,557
Essentra PLC	62,965	66,773
Everplay Group PLC	21,986	68,137
Ferrari Group PLC	32,549	266,075
Fevertree Drinks PLC	26,809	289,106
Firstgroup PLC	245,717	612,468
Fonix PLC	52,086	113,721
Foresight Group Holdings Ltd.	87,858	510,749
Forterra PLC(b)	56,167	100,788
FRP Advisory Group PLC	108,579	165,008
Fuller Smith & Turner PLC, Class A	12,767	123,021
FW Thorpe PLC	21,432	71,967
Galliford Try Holdings PLC	52,173	364,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2026

Investments	Shares	Value
Gamma Communications PLC	17,738	$197,877
GB Group PLC	44,574	116,783
Genuit Group PLC	78,265	287,740
Genus PLC	8,017	228,559
Grainger PLC	299,755	675,151
Greggs PLC(a)	43,155	916,439
Halfords Group PLC	137,440	420,471
Hammerson PLC	287,698	1,412,070
Hargreaves Services PLC	18,915	204,354
Harworth Group PLC	36,235	57,711
Helical PLC	35,186	89,572
Henry Boot PLC	45,739	100,774
Hill & Smith PLC	28,876	1,052,039
Hilton Food Group PLC	43,381	296,524
Hollywood Bowl Group PLC	80,947	294,914
Hunting PLC	44,067	259,101
IntegraFin Holdings PLC	95,557	449,605
J D Wetherspoon PLC(a)	29,827	270,187
James Halstead PLC(a)	185,436	312,572
Johnson Service Group PLC	111,138	243,093
Jupiter Fund Management PLC	223,132	484,504
Kainos Group PLC	33,378	339,788
Keller Group PLC	22,516	793,130
Keystone Law Group PLC	12,452	89,906
Kier Group PLC	132,974	385,100
Lancashire Holdings Ltd.	90,477	775,152
LSL Property Services PLC	42,139	115,214
Luceco PLC(b)	51,050	184,297
Me Group International PLC	164,965	219,825
Midwich Group PLC(a)	53,857	95,642
Mitie Group PLC	412,400	817,752
MONY Group PLC	339,718	835,049
Moonpig Group PLC	46,922	149,092
Morgan Advanced Materials PLC	138,605	391,842
Morgan Sindall Group PLC	20,323	1,326,026
Mortgage Advice Bureau Holdings Ltd.	20,028	136,898
Next 15 Group PLC	44,633	150,467
Nichols PLC	11,105	140,611
Ninety One PLC	363,110	1,017,852
Norcros PLC	29,000	113,161
On the Beach Group PLC(b)	24,387	56,579
Oxford Instruments PLC	6,841	276,750
Paratus Energy Services Ltd.	101,374	473,294
PayPoint PLC	35,179	267,775
Pennon Group PLC	293,678	1,815,613
Personal Group Holdings PLC	29,993	153,262
Petronor E&P ASA*	82,681	88,066
Pets at Home Group PLC	273,861	644,817
Polar Capital Holdings PLC	83,472	987,122
PPHE Hotel Group Ltd.	12,306	280,930
Premier Foods PLC	134,245	363,837
Premier Miton Group PLC	188,592	96,369
Property Franchise Group PLC	34,258	216,887
PZ Cussons PLC	209,204	289,328
Ramsdens Holdings PLC	18,240	142,833
Rank Group PLC	147,433	185,701
Renew Holdings PLC	14,934	175,615
Restore PLC	28,090	99,730
S4 Capital PLC	307,922	128,737
Sabre Insurance Group PLC(b)	218,613	504,868
Safestore Holdings PLC	95,129	773,973
Savills PLC	44,710	506,775
Secure Trust Bank PLC	10,784	206,108
Senior PLC	44,321	169,416
Smiths News PLC	234,857	220,693
Spire Healthcare Group PLC(b)	40,469	115,482
SSP Group PLC	186,787	465,333
Supreme PLC	40,555	83,969
Tatton Asset Management PLC	25,308	249,910
Telecom Plus PLC	37,407	368,888
Travis Perkins PLC	41,950	307,622
Tristel PLC	21,294	113,050
Vertu Motors PLC	127,346	125,075
Victorian Plumbing Group PLC	90,209	92,431
Volex PLC	17,796	132,979
Volution Group PLC	26,319	213,434
Warpaint London PLC	44,354	117,738
Wickes Group PLC	120,939	301,449
Wilmington PLC	19,924	74,044
Workspace Group PLC	127,530	586,331
XPS Pensions Group PLC	71,313	291,049
YouGov PLC	35,891	102,513
Young & Co.'s Brewery PLC, Class A	12,068	134,705
Yu Group PLC	7,380	160,150
Zotefoams PLC	14,968	87,412
Total United Kingdom		41,636,719
TOTAL COMMON STOCKS
(Cost: $136,051,253)		156,088,702
RIGHTS — 0.0%
Spain — 0.0%
Tubacex, SA*
(Cost $4,690)	77,475	4,690
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)
(Cost: $169,300)	169,300	169,300
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 3.6%
United States — 3.6%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	2,934,243	2,934,243
WisdomTree Treasury Money Market Digital Fund, 3.45%(c)(d)	2,700,000	2,700,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $5,634,243)		5,634,243
TOTAL INVESTMENTS IN SECURITIES — 102.3% (Cost: $141,859,486)		161,896,935
Other Liabilities less Assets — (2.3)%		(3,582,214)
NET ASSETS — 100.0%		$158,314,721

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2026

(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,910,800 and the total market value of the collateral held by the Fund was $8,034,738. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,400,495.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026		Dividend Income	Securities Lending Income
WisdomTree International MidCap Dividend Fund	$—	$446,504	$434,370	$(12,134)	$—	$–	^	$8,368	$—
WisdomTree Treasury Money Market Digital Fund	5,400,000	22,300,000	25,000,000	—	—	2,700,000		—	14,303
Total	$5,400,000	$22,746,504	$25,434,370	$(12,134)	$—	$2,700,000		$8,368	$14,303

^	As of June 30, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$156,088,702	$–	$–	$156,088,702
Rights	–	4,690	–	4,690
Mutual Fund	–	169,300	–	169,300
Investment of Cash Collateral for Securities Loaned	–	5,634,243	–	5,634,243
Total Investments in Securities	$156,088,702	$5,808,233	$–	$161,896,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree European Opportunities Fund (OPPE)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.2%
Australia — 2.4%
Glencore PLC*	938,038	$6,396,862
Austria — 0.9%
OMV AG	38,708	2,440,656
Belgium — 1.4%
D'ieteren Group	19,262	3,752,591
Czech Republic — 2.0%
Colt CZ Group SE	88,995	3,840,573
Komercni Banka AS	30,857	1,413,768
Total Czech Republic		5,254,341
Denmark — 3.2%
Danske Bank AS	83,710	4,483,824
Tryg AS	187,233	4,264,147
Total Denmark		8,747,971
Finland — 4.3%
Fortum OYJ	157,253	3,647,886
Nokia OYJ	316,146	4,176,552
Nordea Bank Abp	205,142	3,893,345
Total Finland		11,717,783
France — 10.9%
AXA SA	55,933	2,804,129
Ayvens SA(a)	256,295	3,375,615
BNP Paribas SA	21,256	2,482,205
Bureau Veritas SA	46,163	1,413,399
Credit Agricole SA	130,113	2,617,401
Eiffage SA	5,091	751,432
Engie SA	45,441	1,433,375
Klepierre SA	50,866	2,127,314
Rexel SA	74,497	3,254,438
Societe Generale SA	50,035	4,425,952
Thales SA	11,205	2,879,840
Vinci SA	12,637	1,846,439
Total France		29,411,539
Germany — 14.8%
BASF SE	63,436	3,392,784
Deutsche Post AG, Registered Shares	57,898	3,514,943
Fresenius Medical Care AG	64,975	2,941,723
Heidelberg Materials AG	16,584	3,164,506
Mercedes-Benz Group AG	28,254	1,418,739
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	6,268	3,500,691
SAP SE	31,942	4,893,585
Siemens AG, Registered Shares	13,760	4,422,998
Siemens Healthineers AG(a)	13,524	528,800
thyssenkrupp AG	490,749	5,837,969
Zalando SE*(a)	212,624	6,167,270
Total Germany		39,784,008
Ireland — 1.9%
AIB Group PLC	429,014	5,039,803
Italy — 8.8%
Banca Mediolanum SpA	69,606	1,733,264
Banca Monte dei Paschi di Siena SpA	247,045	3,068,499
Banco BPM SpA	120,897	2,088,528
Enel SpA	225,807	2,595,592
Eni SpA	217,309	5,123,027
Intesa Sanpaolo SpA	410,525	2,811,426
Leonardo SpA	62,340	3,344,501
Ryanair Holdings PLC	98,514	3,080,460
Total Italy		23,845,297
Ivory Coast — 0.4%
Endeavour Mining PLC	19,435	955,450
Luxembourg — 2.3%
ArcelorMittal SA	103,858	6,257,643
Norway — 1.3%
Aker ASA, Class A	11,999	1,392,032
Equinor ASA	69,636	2,206,143
Total Norway		3,598,175
Poland — 6.3%
Allegro.eu SA*(a)	426,225	4,287,933
Bank Polska Kasa Opieki SA	29,138	1,773,621
Budimex SA	18,825	3,692,031
Erste Bank Polska SA	11,170	1,915,528
Grupa Kety SA	12,489	4,007,006
Powszechny Zaklad Ubezpieczen SA	79,017	1,379,436
Total Poland		17,055,555
Portugal — 1.5%
EDP SA	781,307	4,092,062
Spain — 1.8%
Amadeus IT Group SA	44,397	2,592,775
Banco Bilbao Vizcaya Argentaria SA	41,218	1,030,614
Endesa SA	26,261	1,197,365
Total Spain		4,820,754
Sweden — 5.1%
Hexagon AB, Class B	464,850	3,848,233
Skandinaviska Enskilda Banken AB, Class A	172,761	3,443,385
Skanska AB, Class B	207,820	5,565,831
Telefonaktiebolaget LM Ericsson, Class B	67,859	758,301
Total Sweden		13,615,750
Switzerland — 4.5%
ABB Ltd., Registered Shares	58,075	6,305,347
Logitech International SA, Registered Shares	28,278	2,655,149
Sika AG, Registered Shares	7,229	1,494,373
Swiss Life Holding AG, Registered Shares	1,447	1,595,799
Total Switzerland		12,050,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree European Opportunities Fund (OPPE)

June 30, 2026

Investments	Shares	Value
United Kingdom — 18.2%
Admiral Group PLC	47,339	$2,236,771
Aviva PLC	214,230	1,848,757
BAE Systems PLC	132,528	3,243,553
British American Tobacco PLC	23,885	1,482,672
Centrica PLC	1,375,000	3,117,957
GSK PLC	92,902	2,442,654
Imperial Brands PLC	64,849	2,400,514
International Consolidated Airlines Group SA	388,813	2,464,147
Legal & General Group PLC	1,002,007	3,803,551
Melrose Industries PLC	115,497	727,990
NatWest Group PLC	479,612	4,245,886
Next PLC	6,902	1,332,420
Reckitt Benckiser Group PLC	35,442	2,310,153
RELX PLC	42,027	1,319,762
Sage Group PLC	98,363	1,065,306
Segro PLC	195,356	2,269,272
Smith & Nephew PLC	161,389	2,335,888
Smiths Group PLC	112,183	3,811,707
Tesco PLC	488,522	2,974,167
Vodafone Group PLC	2,690,622	3,556,842
Total United Kingdom		48,989,969
United States — 7.2%
AP Moller - Maersk AS, Class B	1,870	4,444,754
BP PLC	413,983	2,566,521
Experian PLC	43,573	1,470,674
Novartis AG, Registered Shares	20,015	3,140,766
Schneider Electric SE	13,255	4,325,078
Shell PLC	90,910	3,538,964
Total United States		19,486,757
TOTAL COMMON STOCKS
(Cost: $242,733,738)		267,313,634
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)
(Cost: $25,258)	25,258	25,258
TOTAL INVESTMENTS IN SECURITIES — 99.2% (Cost: $242,758,996)		267,338,892
Other Assets less Liabilities — 0.8%		2,198,412
NET ASSETS — 100.0%		$269,537,304

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
CHF	Swiss franc
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	British pound
NOK	Norwegian krone
PLN	Polish zloty
SEK	Swedish krona
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree European Opportunities Fund (OPPE)

June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$7,300,000	$11,500,000	$18,800,000	$—	$—	$–	^	$13,926

^	As of June 30, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2026	20,000	GBP	563,657	CZK	$–	$(10)
Barclays Bank PLC	8/5/2026	13,303,754	USD	86,830,133	DKK	–	(864)
Barclays Bank PLC	8/5/2026	48,219,053	USD	36,331,442	GBP	–	(754)
Deutsche Bank AG	7/3/2026	2,787,641	CHF	3,456,176	USD	–	(351)
Deutsche Bank AG	7/3/2026	6,256,522	CZK	294,758	USD	2	–
Deutsche Bank AG	7/3/2026	465,868	EUR	430,000	CHF	–	(441)
Deutsche Bank AG	7/3/2026	8,339,052	NOK	842,692	USD	20	–
Deutsche Bank AG	7/3/2026	4,284,392	PLN	1,139,803	USD	12	–
Deutsche Bank AG	7/3/2026	27,189,576	SEK	2,809,506	USD	–	(129)
Deutsche Bank AG	7/3/2026	3,492,740	USD	2,719,995	CHF	120,408	–
Deutsche Bank AG	7/3/2026	297,876	USD	6,198,470	CZK	5,850	–
Deutsche Bank AG	7/3/2026	851,607	USD	7,868,707	NOK	56,438	–
Deutsche Bank AG	7/3/2026	1,151,861	USD	4,172,197	PLN	41,897	–
Deutsche Bank AG	7/3/2026	2,839,228	USD	26,173,313	SEK	134,710	–
Deutsche Bank AG	8/5/2026	3,056,321	USD	2,456,280	CHF	–	(47)
Deutsche Bank AG	8/5/2026	791,233	USD	16,790,093	CZK	–	(24)
Deutsche Bank AG	8/5/2026	711,536	USD	7,044,284	NOK	–	(6)
Deutsche Bank AG	8/5/2026	2,536,239	USD	9,534,047	PLN	–	(49)
Deutsche Bank AG	8/5/2026	2,727,365	USD	26,347,729	SEK	–	(51)
Goldman Sachs	7/3/2026	2,787,658	CHF	3,456,176	USD	–	(330)
Goldman Sachs	7/3/2026	6,256,487	CZK	294,755	USD	3	–
Goldman Sachs	7/3/2026	8,339,100	NOK	842,691	USD	25	–
Goldman Sachs	7/3/2026	4,284,376	PLN	1,139,799	USD	11	–
Goldman Sachs	7/3/2026	27,189,676	SEK	2,809,505	USD	–	(117)
Goldman Sachs	8/5/2026	3,056,318	USD	2,456,296	CHF	–	(70)
Goldman Sachs	8/5/2026	791,231	USD	16,789,969	CZK	–	(20)
Goldman Sachs	8/5/2026	711,533	USD	7,044,246	NOK	–	(5)
Goldman Sachs	8/5/2026	2,536,239	USD	9,533,943	PLN	–	(21)
Goldman Sachs	8/5/2026	2,727,362	USD	26,347,533	SEK	–	(34)
HSBC Holdings PLC	7/3/2026	147,987	CHF	182,817	USD	661	–
HSBC Holdings PLC	7/3/2026	332,446	CZK	15,592	USD	70	–
HSBC Holdings PLC	7/3/2026	406,160	EUR	4,500,000	SEK	–	(602)
HSBC Holdings PLC	7/3/2026	215,506	GBP	2,830,000	NOK	42	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree European Opportunities Fund (OPPE)

June 30, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	7/3/2026	439,569	NOK	44,575	USD	$–	$(154)
HSBC Holdings PLC	7/3/2026	226,892	PLN	60,291	USD	71	–
HSBC Holdings PLC	7/3/2026	1,443,244	SEK	148,611	USD	521	–
HSBC Holdings PLC	7/3/2026	3,492,737	USD	2,719,972	CHF	120,433	–
HSBC Holdings PLC	7/3/2026	1,637,222	USD	1,301,624	CHF	23,429	–
HSBC Holdings PLC	7/3/2026	297,875	USD	6,198,421	CZK	5,851	–
HSBC Holdings PLC	7/3/2026	139,629	USD	2,928,230	CZK	1,672	–
HSBC Holdings PLC	7/3/2026	851,606	USD	7,868,675	NOK	56,440	–
HSBC Holdings PLC	7/3/2026	399,190	USD	3,777,416	NOK	17,465	–
HSBC Holdings PLC	7/3/2026	1,151,858	USD	4,172,110	PLN	41,917	–
HSBC Holdings PLC	7/3/2026	539,934	USD	1,984,079	PLN	12,093	–
HSBC Holdings PLC	7/3/2026	2,839,228	USD	26,173,273	SEK	134,714	–
HSBC Holdings PLC	7/3/2026	1,330,888	USD	12,519,094	SEK	37,276	–
HSBC Holdings PLC	7/3/2026	92,760	USD	900,000	SEK	–	(233)
JPMorgan Chase Bank NA	7/3/2026	2,787,651	CHF	3,456,176	USD	–	(339)
JPMorgan Chase Bank NA	7/3/2026	6,256,518	CZK	294,758	USD	1	–
JPMorgan Chase Bank NA	7/3/2026	8,339,062	NOK	842,692	USD	20	–
JPMorgan Chase Bank NA	7/3/2026	4,284,385	PLN	1,139,803	USD	10	–
JPMorgan Chase Bank NA	7/3/2026	27,189,600	SEK	2,809,506	USD	–	(126)
JPMorgan Chase Bank NA	7/3/2026	3,492,740	USD	2,719,980	CHF	120,427	–
JPMorgan Chase Bank NA	7/3/2026	297,876	USD	6,198,712	CZK	5,838	–
JPMorgan Chase Bank NA	7/3/2026	851,607	USD	7,868,723	NOK	56,436	–
JPMorgan Chase Bank NA	7/3/2026	1,151,861	USD	4,172,322	PLN	41,863	–
JPMorgan Chase Bank NA	7/3/2026	2,839,228	USD	26,173,009	SEK	134,741	–
JPMorgan Chase Bank NA	8/5/2026	3,056,321	USD	2,456,283	CHF	–	(52)
JPMorgan Chase Bank NA	8/5/2026	791,233	USD	16,790,300	CZK	–	(34)
JPMorgan Chase Bank NA	8/5/2026	711,536	USD	7,044,334	NOK	–	(11)
JPMorgan Chase Bank NA	8/5/2026	2,536,239	USD	9,533,962	PLN	–	(26)
JPMorgan Chase Bank NA	8/5/2026	2,727,365	USD	26,347,710	SEK	–	(49)
Morgan Stanley & Co. International	7/3/2026	1,303,386	CHF	1,637,222	USD	–	(21,245)
Morgan Stanley & Co. International	7/3/2026	2,787,648	CHF	3,456,176	USD	–	(343)
Morgan Stanley & Co. International	7/3/2026	2,920,084	CZK	139,629	USD	–	(2,056)
Morgan Stanley & Co. International	7/3/2026	6,256,552	CZK	294,758	USD	3	–
Morgan Stanley & Co. International	7/3/2026	3,780,125	NOK	399,190	USD	–	(17,191)
Morgan Stanley & Co. International	7/3/2026	8,339,065	NOK	842,692	USD	21	–
Morgan Stanley & Co. International	7/3/2026	1,985,269	PLN	539,934	USD	–	(11,776)
Morgan Stanley & Co. International	7/3/2026	4,284,393	PLN	1,139,803	USD	12	–
Morgan Stanley & Co. International	7/3/2026	12,608,419	SEK	1,330,888	USD	–	(28,046)
Morgan Stanley & Co. International	7/3/2026	27,189,587	SEK	2,809,506	USD	–	(127)
Morgan Stanley & Co. International	7/3/2026	3,492,740	USD	2,719,985	CHF	120,420	–
Morgan Stanley & Co. International	7/3/2026	297,876	USD	6,198,295	CZK	5,858	–
Morgan Stanley & Co. International	7/3/2026	851,607	USD	7,868,703	NOK	56,438	–
Morgan Stanley & Co. International	7/3/2026	1,151,861	USD	4,172,101	PLN	41,922	–
Morgan Stanley & Co. International	7/3/2026	2,839,228	USD	26,173,191	SEK	134,723	–
Morgan Stanley & Co. International	8/5/2026	3,056,321	USD	2,456,295	CHF	–	(66)
Morgan Stanley & Co. International	8/5/2026	791,233	USD	16,790,013	CZK	–	(21)
Morgan Stanley & Co. International	8/5/2026	711,536	USD	7,044,211	NOK	1	–
Morgan Stanley & Co. International	8/5/2026	2,536,239	USD	9,533,958	PLN	–	(25)
Morgan Stanley & Co. International	8/5/2026	2,727,365	USD	26,347,947	SEK	–	(74)
Royal Bank of Canada	7/1/2026	5,100	EUR	123,808	CZK	–	(2)
Royal Bank of Canada	7/3/2026	2,787,624	CHF	3,456,176	USD	–	(373)
Royal Bank of Canada	7/3/2026	6,256,552	CZK	294,758	USD	3	–
Royal Bank of Canada	7/3/2026	8,339,049	NOK	842,692	USD	19	–
Royal Bank of Canada	7/3/2026	4,284,387	PLN	1,139,803	USD	10	–
Royal Bank of Canada	7/3/2026	27,189,531	SEK	2,809,506	USD	–	(133)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree European Opportunities Fund (OPPE)

June 30, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	7/3/2026	3,492,740	USD	2,719,975	CHF	$120,433	$–
Royal Bank of Canada	7/3/2026	297,876	USD	6,198,633	CZK	5,842	–
Royal Bank of Canada	7/3/2026	851,607	USD	7,868,570	NOK	56,451	–
Royal Bank of Canada	7/3/2026	1,151,861	USD	4,172,145	PLN	41,910	–
Royal Bank of Canada	7/3/2026	2,839,228	USD	26,173,091	SEK	134,733	–
Royal Bank of Canada	8/5/2026	3,056,321	USD	2,456,261	CHF	–	(25)
Royal Bank of Canada	8/5/2026	791,233	USD	16,790,290	CZK	–	(34)
Royal Bank of Canada	8/5/2026	711,536	USD	7,044,303	NOK	–	(8)
Royal Bank of Canada	8/5/2026	2,536,239	USD	9,534,019	PLN	–	(41)
Royal Bank of Canada	8/5/2026	2,727,365	USD	26,347,761	SEK	–	(55)
Standard Chartered Bank	7/3/2026	122,205	USD	460,000	PLN	–	(173)
						$1,890,166	$(86,763)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$267,313,634	$–	$–	$267,313,634
Mutual Fund	–	25,258	–	25,258
Total Investments in Securities	$267,313,634	$25,258	$–	$267,338,892
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$1,890,166	$–	$1,890,166
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(86,763)	$–	$(86,763)
Total - Net	$267,313,634	$1,828,661	$–	$269,142,295

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree GeoAlpha Opportunities Fund (GEOA)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.0%
Canada — 1.3%
Software — 1.3%
Constellation Software, Inc.	6	$11,292
Czech Republic — 0.9%
Aerospace & Defense — 0.9%
Colt CZ Group SE	192	8,286
France — 0.7%
Machinery — 0.7%
Alstom SA*	343	5,966
Germany — 2.9%
Automobiles — 1.3%
Mercedes-Benz Group AG	234	11,750
Chemicals — 1.6%
BASF SE	261	13,959
Total Germany		25,709
India — 6.6%
Aerospace & Defense — 1.1%
Hindustan Aeronautics Ltd.	200	9,257
Automobiles — 1.5%
Mahindra & Mahindra Ltd.	410	13,292
Banks — 1.0%
ICICI Bank Ltd.	637	9,254
Metals & Mining — 3.0%
Hindalco Industries Ltd.	1,451	14,664
Vedanta Ltd.	4,109	12,187
Total Metals & Mining		26,851
Total India		58,654
Japan — 21.7%
Automobiles — 2.9%
Suzuki Motor Corp.	1,265	15,220
Toyota Motor Corp.	619	10,379
Total Automobiles		25,599
Capital Markets — 1.0%
SBI Holdings, Inc.	553	8,980
Household Durables — 2.1%
Panasonic Holdings Corp.	691	19,141
Industrial Conglomerates — 1.0%
Hitachi Ltd.	340	9,353
Insurance — 1.0%
Sompo Holdings, Inc.	239	9,173
Machinery — 4.0%
Hirata Corp.	532	9,810
Mitsubishi Heavy Industries Ltd.	706	15,925
Ryobi Ltd.	598	9,548
Total Machinery		35,283
Semiconductors & Semiconductor Equipment — 3.9%
Tokyo Electron Ltd.	73	34,653
Specialty Retail — 2.0%
Fast Retailing Co. Ltd.	35	17,833
Trading Companies & Distributors — 2.9%
Sumitomo Corp.	2,732	26,038
Wireless Telecommunication Services — 0.9%
SoftBank Corp.	6,013	7,699
Total Japan		193,752
Mexico — 1.7%
Construction Materials — 1.7%
Cemex SAB de CV, Series CPO	12,496	15,018
Poland — 3.5%
Broadline Retail — 1.5%
Allegro.eu SA*(a)	1,317	13,249
Construction & Engineering — 0.9%
Budimex SA	44	8,630
Metals & Mining — 1.1%
Grupa Kety SA	31	9,946
Total Poland		31,825
Sweden — 2.6%
Communications Equipment — 2.6%
Telefonaktiebolaget LM Ericsson, Class B	2,128	23,780
United Kingdom — 2.5%
Aerospace & Defense — 1.1%
BAE Systems PLC	406	9,937
Wireless Telecommunication Services — 1.4%
Vodafone Group PLC	9,260	12,241
Total United Kingdom		22,178
United States — 54.6%
Aerospace & Defense — 0.7%
Honeywell Aerospace, Inc.*	27	5,859
Air Freight & Logistics — 2.7%
United Parcel Service, Inc., Class B	227	24,403
Automobiles — 1.2%
Harley-Davidson, Inc.	433	10,591
Banks — 1.2%
Truist Financial Corp.	209	10,412
Beverages — 1.2%
Constellation Brands, Inc., Class A	80	11,127
Construction Materials — 2.7%
CRH PLC	111	11,877
Vulcan Materials Co.	43	12,685
Total Construction Materials		24,562
Consumer Staples Distribution & Retail — 3.2%
Kroger Co.	289	16,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree GeoAlpha Opportunities Fund (GEOA)

June 30, 2026

Investments	Shares	Value
Target Corp.	97	$12,669
Total Consumer Staples Distribution & Retail		28,717
Containers & Packaging — 0.9%
Ball Corp.	127	7,925
Energy Equipment & Services — 0.8%
Halliburton Co.	221	7,503
Household Products — 2.5%
Church & Dwight Co., Inc.	84	8,138
Kimberly-Clark Corp.	129	14,160
Total Household Products		22,298
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	27	5,933
Interactive Media & Services — 10.1%
Alphabet, Inc., Class A	86	30,734
Match Group, Inc.	381	14,497
Meta Platforms, Inc., Class A	80	45,063
Total Interactive Media & Services		90,294
IT Services — 2.5%
International Business Machines Corp.	79	22,216
Leisure Products — 1.1%
Polaris, Inc.	140	9,582
Machinery — 9.1%
CNH Industrial NV	1,604	18,013
Cummins, Inc.	19	13,551
Deere & Co.	36	22,836
Oshkosh Corp.	71	10,897
Stanley Black & Decker, Inc.	168	15,812
Total Machinery		81,109
Metals & Mining — 1.2%
Commercial Metals Co.	164	10,291
Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	50	8,288
Marathon Petroleum Corp.	35	8,948
Total Oil, Gas & Consumable Fuels		17,236
Semiconductors & Semiconductor Equipment — 3.2%
First Solar, Inc.*	43	10,146
Qualcomm, Inc.	98	18,110
Total Semiconductors & Semiconductor Equipment		28,256
Software — 4.2%
Adobe, Inc.*	78	15,992
Salesforce, Inc.	137	21,462
Total Software		37,454
Specialty Retail — 1.3%
CarMax, Inc.*	222	11,742
Textiles, Apparel & Luxury Goods — 2.2%
Lululemon Athletica, Inc.*	94	10,733
NIKE, Inc., Class B	219	8,990
Total Textiles, Apparel & Luxury Goods		19,723
Total United States		487,233
TOTAL COMMON STOCKS (COST: $806,831)		883,693
PREFERRED STOCKS — 0.8%
South Korea — 0.8%
Hyundai Motor Co.
(Cost: $7,809)	50	6,955
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)
(Cost: $1,060)	1,060	1,060
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $815,700)		891,708
Other Assets less Liabilities — 0.1%		1,062
NET ASSETS — 100.0%		$892,770

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree GeoAlpha Opportunities Fund (GEOA)

June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Citibank NA	7/2/2026	270	USD	43,895	JPY	$0	^	$–

^	Amount represents less than $1.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$883,693	$–		$–	$883,693
Preferred Stocks	6,955	–		–	6,955
Mutual Fund	–	1,060		–	1,060
Total Investments in Securities	$890,648	$1,060		$–	$891,708
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$0	^	$–	$0	^
Total - Net	$890,648	$1,060		$–	$891,708

^	Amount represents less than $1.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Defense Fund (WDGF)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.9%
Australia — 0.3%
Aerospace & Defense — 0.3%
Austal Ltd.*	584	$1,638
DroneShield Ltd.*	4,276	7,169
Electro Optic Systems Holdings Ltd.*	748	5,338
Total Australia		14,145
Canada — 0.5%
Aerospace & Defense — 0.5%
CAE, Inc.*	811	20,299
Magellan Aerospace Corp.	200	4,815
Total Aerospace & Defense		25,114
Electronic Equipment, Instruments & Components — 0.0%
Kraken Robotics, Inc.*	783	3,499
Total Canada		28,613
Cyprus — 0.2%
Aerospace & Defense — 0.2%
Theon International PLC(a)	291	9,928
Czech Republic — 1.2%
Aerospace & Defense — 1.2%
Colt CZ Group SE	260	11,220
CSG NV*	3,529	51,540
Total Czech Republic		62,760
Finland — 0.1%
Software — 0.1%
Bittium OYJ	151	5,421
France — 5.4%
Aerospace & Defense — 5.4%
Dassault Aviation SA	277	90,954
Exail Technologies SA*(a)	58	7,964
Exosens SAS	208	13,579
Thales SA	694	178,368
Total France		290,865
Germany — 5.8%
Aerospace & Defense — 5.5%
Hensoldt AG	464	35,946
Rheinmetall AG	201	227,620
Tkms AG& Co. KGaA*	288	24,564
Vincorion SE*	272	5,212
Total Aerospace & Defense		293,342
Machinery — 0.3%
RENK Group AG	337	16,249
Total Germany		309,591
India — 6.2%
Aerospace & Defense — 5.9%
Bharat Dynamics Ltd.	1,462	21,135
Bharat Electronics Ltd.	25,174	109,516
Data Patterns India Ltd.	200	9,512
Garden Reach Shipbuilders & Engineers Ltd.	417	12,010
Hindustan Aeronautics Ltd.	2,404	111,267
Mazagon Dock Shipbuilders Ltd.	1,447	38,164
Paras Defence & Space Technologies Ltd.	253	3,445
Zen Technologies Ltd.	307	5,752
Total Aerospace & Defense		310,801
Communications Equipment — 0.1%
Astra Microwave Products Ltd.	305	5,676
Machinery — 0.1%
BEML Ltd.	342	6,360
Metals & Mining — 0.1%
PTC Industries Ltd.*	38	6,884
Total India		329,721
Israel — 2.8%
Aerospace & Defense — 2.3%
Aryt Industries Ltd.	61	563
Ashot -Ashkelon Industries Ltd.	43	1,205
Bet Shemesh Engines Holdings 1997 Ltd.*	25	7,112
Elbit Systems Ltd.	151	114,567
Total Aerospace & Defense		123,447
Electronic Equipment, Instruments & Components — 0.5%
Next Vision Stabilized Systems Ltd.	333	26,891
Total Israel		150,338
Italy — 2.2%
Aerospace & Defense — 2.1%
Leonardo SpA	2,054	110,196
Machinery — 0.1%
Fincantieri SpA*	483	5,494
Total Italy		115,690
Japan — 0.1%
Aerospace & Defense — 0.1%
QPS Holdings, Inc.*	300	3,596
Norway — 1.3%
Aerospace & Defense — 1.3%
Kongsberg Gruppen ASA	2,268	68,369
Singapore — 1.1%
Aerospace & Defense — 1.1%
Singapore Technologies Engineering Ltd.	7,300	58,639
South Korea — 5.7%
Aerospace & Defense — 4.6%
Hanwha Aerospace Co. Ltd.	208	133,583
Hanwha Systems Co. Ltd.	772	36,375
Korea Aerospace Industries Ltd.	395	37,325
LIG Defense&Aerospace Co. Ltd.	84	38,983
Satrec Initiative Co. Ltd.	6	349
Total Aerospace & Defense		246,615
Electrical Equipment — 0.1%
Vitzrocell Co. Ltd.	124	3,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Defense Fund (WDGF)

June 30, 2026

Investments	Shares	Value
Electronic Equipment, Instruments & Components — 0.0%
Woori Technology, Inc.*	160	$1,260
Machinery — 0.9%
Hyundai Rotem Co. Ltd.	414	46,228
STX Engine Co. Ltd.*	208	3,934
Total Machinery		50,162
Metals & Mining — 0.1%
Poongsan Corp.	88	3,658
Total South Korea		304,937
Spain — 0.4%
IT Services — 0.4%
Indra Sistemas SA	436	23,887
Sweden — 2.1%
Aerospace & Defense — 2.1%
INVISIO AB	78	1,652
Mildef Group AB	200	3,816
Saab AB, Class B	2,019	104,891
Total Sweden		110,359
Taiwan — 0.2%
Aerospace & Defense — 0.1%
Aerospace Industrial Development Corp.	3,300	5,863
Machinery — 0.1%
CSBC Corp. Taiwan*	6,600	3,999
Total Taiwan		9,862
United Kingdom — 9.4%
Aerospace & Defense — 9.2%
Babcock International Group PLC	1,920	24,255
BAE Systems PLC	10,969	268,461
Chemring Group PLC	1,251	8,501
Cohort PLC(a)	226	3,690
Melrose Industries PLC	2,185	13,772
QinetiQ Group PLC	2,062	11,560
Rolls-Royce Holdings PLC	8,447	161,958
Total Aerospace & Defense		492,197
Commercial Services & Supplies — 0.2%
Serco Group PLC	4,070	11,830
Total United Kingdom		504,027
United States — 54.9%
Aerospace & Defense — 44.5%
AAR Corp.*	102	14,579
AeroVironment, Inc.*(a)	159	26,246
Aevex Corp., Class A*	462	9,651
Arxis, Inc., Class A*(a)	947	43,695
Boeing Co.*	628	135,943
BWX Technologies, Inc.	311	60,536
Curtiss-Wright Corp.	127	96,235
Ducommun, Inc.*	35	6,482
Firefly Aerospace, Inc.*(a)	466	13,700
General Dynamics Corp.	780	276,307
Hawkeye 360, Inc.*(a)	485	9,807
HEICO Corp.	305	108,638
Huntington Ingalls Industries, Inc.	117	32,747
Karman Holdings, Inc.*(a)	530	26,458
Kratos Defense & Security Solutions, Inc.*	693	34,553
L3Harris Technologies, Inc.	610	177,260
Leonardo DRS, Inc.	901	38,446
Loar Holdings, Inc.*(a)	187	15,074
Lockheed Martin Corp.	516	262,881
Mercury Systems, Inc.*	193	23,610
Moog, Inc., Class A	72	30,516
National Presto Industries, Inc.	38	4,750
Northrop Grumman Corp.	515	262,295
Red Cat Holdings, Inc.*(a)	598	6,369
Redwire Corp.*	608	7,436
Rocket Lab Corp.*	1,223	124,318
RTX Corp.	1,534	291,046
Swarmer, Inc.*(a)	66	2,924
TransDigm Group, Inc.	110	146,524
V2X, Inc.*	110	8,202
Voyager Technologies, Inc., Class A*(a)	223	7,192
Woodward, Inc.	134	57,009
York Space Systems, Inc.*(a)	450	11,079
Total Aerospace & Defense		2,372,508
Communications Equipment — 0.6%
Viasat, Inc.*	366	32,870
Electronic Equipment, Instruments & Components — 1.2%
LightPath Technologies, Inc., Class A*	250	4,087
nLight, Inc.*	138	9,608
TTM Technologies, Inc.*	254	47,503
Total Electronic Equipment, Instruments & Components		61,198
IT Services — 0.1%
BigBear.ai Holdings, Inc.*(a)	1,264	4,639
Machinery — 0.4%
ESCO Technologies, Inc.	61	21,352
Professional Services — 3.3%
Amentum Holdings, Inc.*	664	13,725
BlackSky Technology, Inc.*	190	5,305
Booz Allen Hamilton Holding Corp.	240	14,561
CACI International, Inc., Class A*	81	37,524
KBR, Inc.	345	11,913
Leidos Holdings, Inc.	219	22,550
Parsons Corp.*	266	13,936
Planet Labs PBC*(a)	1,088	36,045
Science Applications International Corp.	156	17,224
Total Professional Services		172,783
Semiconductors & Semiconductor Equipment — 0.1%
Kopin Corp.*	704	3,154
SkyWater Technology, Inc.*	119	4,144
Total Semiconductors & Semiconductor Equipment		7,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Defense Fund (WDGF)

June 30, 2026

Investments	Shares	Value
Software — 4.7%
Palantir Technologies, Inc., Class A*	2,159	$251,891
Total United States		2,924,539
TOTAL COMMON STOCKS (COST: $6,148,740)		5,325,287
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)
(Cost: $5,842)	5,842	5,842
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.8%
United States — 1.8%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)
(Cost: $94,099)	94,099	94,099
TOTAL INVESTMENTS IN SECURITIES — 101.8% (Cost: $6,248,681)		5,425,228
Other Liabilities less Assets — (1.8)%		(93,960)
NET ASSETS — 100.0%		$5,331,268

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $208,460 and the total market value of the collateral held by the Fund was $195,498. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $101,399.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,325,287	$–	$–	$5,325,287
Mutual Fund	–	5,842	–	5,842
Investment of Cash Collateral for Securities Loaned	–	94,099	–	94,099
Total Investments in Securities	$5,325,287	$99,941	$–	$5,425,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Growth Fund (DNL)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.5%
Australia — 2.1%
Aristocrat Leisure Ltd.	44,259	$1,878,700
Brambles Ltd.	95,902	1,294,269
CSL Ltd.	28,480	2,263,928
Northern Star Resources Ltd.	92,431	1,213,486
Pro Medicus Ltd.	6,347	894,523
REA Group Ltd.(a)	9,871	951,869
Sigma Healthcare Ltd.	807,054	1,537,599
WiseTech Global Ltd.	7,193	164,449
Total Australia		10,198,823
Austria — 0.1%
Verbund AG	8,890	565,115
Brazil — 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	117,723	674,139
PRIO SA*	24,494	246,788
TOTVS SA	22,212	123,163
Vibra Energia SA	36,239	209,272
WEG SA	59,176	536,316
Total Brazil		1,789,678
Canada — 9.8%
Alimentation Couche-Tard, Inc.	65,538	4,175,954
Brookfield Asset Management Ltd., Class A	115,520	5,180,182
Canadian Natural Resources Ltd.	146,234	5,784,424
Celestica, Inc.*	8,237	3,003,000
Cenovus Energy, Inc.	123,313	3,058,597
Constellation Software, Inc.	1,353	2,546,263
Dollarama, Inc.	19,703	2,605,587
Imperial Oil Ltd.(a)	34,925	3,920,462
Lundin Gold, Inc.	14,492	781,521
Shopify, Inc., Class A*	74,663	8,539,079
Suncor Energy, Inc.	84,556	4,547,399
Thomson Reuters Corp.	29,498	2,408,492
Tourmaline Oil Corp.	26,135	1,092,374
Total Canada		47,643,334
China — 8.7%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,528	312,517
Akeso, Inc.*(a)(b)	29,000	325,610
ANTA Sports Products Ltd.	50,800	460,255
BYD Co. Ltd., Class H	190,500	1,759,964
BYD Co. Ltd., Class A	23,400	274,747
BYD Electronic International Co. Ltd.(a)	19,500	52,020
Contemporary Amperex Technology Co. Ltd., Class A	32,300	1,870,098
Eoptolink Technology, Inc. Ltd., Class A	13,300	1,189,320
Fuyao Glass Industry Group Co. Ltd., Class H(b)	24,800	161,917
H World Group Ltd.	66,200	281,614
Hygon Information Technology Co. Ltd., Class A	9,679	528,010
Kuaishou Technology(b)	130,900	694,390
Li Auto, Inc., Class A*(a)	50,900	299,089
Meituan, Class B*(b)	287,300	2,509,554
NAURA Technology Group Co. Ltd., Class A	3,900	508,218
Nongfu Spring Co. Ltd., Class H(b)	100,100	505,730
Pop Mart International Group Ltd.(a)(b)	33,800	666,772
Prosus NV*	128,099	5,563,848
Shenzhen Inovance Technology Co. Ltd., Class A	17,100	167,095
Sungrow Power Supply Co. Ltd., Class A	12,400	290,490
Tencent Holdings Ltd.	317,200	17,384,811
Victory Giant Technology Huizhou Co. Ltd., Class A	5,100	260,282
WuXi AppTec Co. Ltd., Class H(b)	14,500	284,192
Xiaomi Corp., Class B*(b)	909,800	2,510,577
Zhongji Innolight Co. Ltd., Class A	10,400	1,945,787
Zijin Mining Group Co. Ltd., Class H	272,000	950,364
ZTO Express Cayman, Inc.(a)	19,600	428,888
Total China		42,186,159
Denmark — 2.6%
Coloplast AS, Class B	7,422	422,639
DSV AS	13,117	3,107,714
Genmab AS*	3,605	989,748
Novo Nordisk AS, Class B	167,147	8,042,895
Total Denmark		12,562,996
Finland — 0.2%
Metso OYJ	52,038	904,325
France — 7.4%
Aeroports de Paris SA(a)	5,728	746,566
Hermes International SCA	5,818	10,629,448
LVMH Moet Hennessy Louis Vuitton SE	26,362	14,590,618
Safran SA	22,986	9,066,564
Sartorius Stedim Biotech	4,938	1,025,244
Total France		36,058,440
Germany — 2.9%
Daimler Truck Holding AG	46,706	2,253,437
Hensoldt AG	6,924	536,402
Infineon Technologies AG	71,558	6,681,608
Nemetschek SE	6,613	401,470
Rheinmetall AG	2,666	3,019,082
Traton SE	30,802	1,168,464
Total Germany		14,060,463
Hong Kong — 0.4%
Techtronic Industries Co. Ltd.	132,000	2,179,787
Hungary — 0.3%
OTP Bank Nyrt	11,190	1,651,647
India — 1.2%
Adani Enterprises Ltd.	11,360	364,350
Adani Green Energy Ltd.*	8,852	139,543
Adani Power Ltd.*	164,529	388,941
APL Apollo Tubes Ltd.	5,261	99,413
CG Power & Industrial Solutions Ltd.	18,391	184,991
Coforge Ltd.	14,361	222,366
Cummins India Ltd.	4,006	239,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Growth Fund (DNL)

June 30, 2026

Investments	Shares	Value
Dixon Technologies India Ltd.	594	$74,800
Eicher Motors Ltd.	5,573	416,450
FSN E-Commerce Ventures Ltd.*	17,543	57,610
HDFC Asset Management Co. Ltd.(b)	19,210	538,439
LTM Ltd.(b)	3,482	130,145
Max Healthcare Institute Ltd.	24,466	291,872
Persistent Systems Ltd.	4,159	190,092
Polycab India Ltd.	1,693	178,155
Solar Industries India Ltd.	706	139,442
Suzlon Energy Ltd.*	407,552	253,593
Titan Co. Ltd.	18,692	869,646
Trent Ltd.	10,856	376,467
Tube Investments of India Ltd.	2,455	78,566
TVS Motor Co. Ltd.	8,436	308,409
Varun Beverages Ltd.	47,194	253,049
Total India		5,795,852
Ireland — 0.2%
Kingspan Group PLC(a)	11,170	1,021,015
Italy — 2.2%
Ferrari NV	10,449	3,874,796
Moncler SpA	16,876	979,766
PRADA SpA(a)	159,900	809,894
Prysmian SpA	16,037	2,677,842
Recordati Industria Chimica & Farmaceutica SpA	13,027	764,050
Ryanair Holdings PLC	58,266	1,821,935
Total Italy		10,928,283
Japan — 16.4%
Advantest Corp.	45,000	8,954,315
Asics Corp.	50,100	1,348,639
Chugai Pharmaceutical Co. Ltd.	100,700	4,668,044
Daiichi Sankyo Co. Ltd.	114,400	1,836,101
Disco Corp.	6,400	3,199,902
Fast Retailing Co. Ltd.	21,100	10,750,906
Fujikura Ltd.	123,900	4,755,503
Hoya Corp.	21,600	3,448,823
Keyence Corp.	15,100	7,531,186
Obic Co. Ltd.	37,400	879,743
Oriental Land Co. Ltd.(a)	108,200	1,657,702
Recruit Holdings Co. Ltd.	108,700	7,577,733
Renesas Electronics Corp.	126,600	3,744,447
Shin-Etsu Chemical Co. Ltd.	127,200	5,484,803
Subaru Corp.	54,200	797,034
Tokyo Electron Ltd.	28,300	13,433,902
Total Japan		80,068,783
Macau — 0.2%
Sands China Ltd.	561,200	933,896
Mexico — 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	22,621	572,537
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,675	142,951
Prologis Property Mexico SA de CV	17,867	77,516
Total Mexico		793,004
Netherlands — 10.2%
Adyen NV*(b)	1,721	1,614,235
Argenx SE*	3,126	2,899,908
ASM International NV	2,530	2,893,995
ASML Holding NV	19,620	38,613,666
BE Semiconductor Industries NV	4,496	1,475,774
Universal Music Group NV	101,413	2,125,281
Total Netherlands		49,622,859
New Zealand — 0.1%
Xero Ltd.*	5,817	291,048
Norway — 1.5%
Aker BP ASA	36,144	1,107,459
Equinor ASA	138,274	4,380,668
Kongsberg Gruppen ASA	49,124	1,480,844
Kongsberg Maritime AS*	32,813	169,909
Total Norway		7,138,880
Philippines — 0.1%
International Container Terminal Services, Inc.	27,650	400,986
Poland — 0.0%
CD Projekt SA*(a)	2,079	124,115
Dino Polska SA*(b)	8,839	66,783
Total Poland		190,898
Portugal — 0.2%
Jeronimo Martins SGPS SA	41,168	788,849
Russia — 0.0%
Evraz PLC*^	243,480	0
GMK Norilskiy Nickel PAO, ADR*^	12	0
GMK Norilskiy Nickel PAO*^	1,620,900	0
LUKOIL PJSC, ADR*^	2,107	0
LUKOIL PJSC*^	68,533	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	54,588	0
Novatek PJSC*^	97,470	0
PhosAgro PJSC*^	8,504	0
PhosAgro PJSC, GDR*^(c)	166	0
Total Russia		0
Saudi Arabia — 0.2%
ACWA Power Co.*(a)	10,612	547,942
Dr. Sulaiman Al Habib Medical Services Group Co.(a)	3,930	221,751
Elm Co.(a)	1,157	211,556
Total Saudi Arabia		981,249
Singapore — 0.8%
STMicroelectronics NV	50,567	3,730,111
South Africa — 0.7%
Bid Corp. Ltd.	14,737	401,558
Capitec Bank Holdings Ltd.	4,058	1,176,085
Gold Fields Ltd.	42,636	1,433,210
Harmony Gold Mining Co. Ltd.	23,315	355,628
Total South Africa		3,366,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Growth Fund (DNL)

June 30, 2026

Investments	Shares	Value
South Korea — 0.8%
Alteogen, Inc.*	1,785	$415,920
APR Corp.	590	146,805
Hanwha Aerospace Co. Ltd.	1,531	983,247
HD Hyundai Electric Co. Ltd.	1,010	633,654
Hyosung Heavy Industries Corp.	141	312,888
Hyundai Rotem Co. Ltd.	2,935	327,732
Krafton, Inc.*	821	125,060
LG Energy Solution Ltd.*	1,400	327,116
LIG Defense&Aerospace Co. Ltd.	314	145,721
Samsung Biologics Co. Ltd.*(b)	562	504,578
Samsung Episholdings Co. Ltd.*	291	80,766
Samyang Foods Co. Ltd.	169	122,062
Total South Korea		4,125,549
Spain — 2.4%
Amadeus IT Group SA	27,089	1,581,991
Industria de Diseno Textil SA	160,342	10,104,545
Total Spain		11,686,536
Sweden — 2.1%
Atlas Copco AB, Class A	236,890	4,801,121
Boliden AB	18,073	1,021,096
Epiroc AB, Class A	67,969	1,867,398
Evolution AB*(b)	12,615	867,056
Investment AB Latour, Class B	34,450	685,216
Lifco AB, Class B	24,882	816,018
Total Sweden		10,057,905
Switzerland — 5.1%
Belimo Holding AG, Registered Shares	755	851,733
Cie Financiere Richemont SA, Class A, Registered Shares	29,314	6,779,305
Partners Group Holding AG	1,544	1,267,510
Sandoz Group AG	24,914	2,258,367
Sika AG, Registered Shares	8,833	1,825,950
Straumann Holding AG, Registered Shares	8,974	1,183,702
UBS Group AG, Registered Shares	181,344	9,005,939
VAT Group AG(b)	1,681	1,471,670
Total Switzerland		24,644,176
Taiwan — 12.9%
Accton Technology Corp.	23,000	1,801,359
Asia Vital Components Co. Ltd.	12,000	951,140
Bizlink Holding, Inc.	5,000	300,567
Elite Material Co. Ltd.	13,000	2,199,551
Fortune Electric Co. Ltd.(a)	8,250	200,964
Global Unichip Corp.	2,000	304,177
Gold Circuit Electronics Ltd.	10,000	376,689
Jentech Precision Industrial Co. Ltd.	3,000	323,011
King Slide Works Co. Ltd.	2,000	462,072
Lotes Co. Ltd.	3,337	221,025
PharmaEssentia Corp.	10,000	420,636
Taiwan Semiconductor Manufacturing Co. Ltd.	717,000	54,242,305
United Integrated Services Co. Ltd.	5,000	207,179
Wiwynn Corp.(a)	5,000	727,481
Total Taiwan		62,738,156
Thailand — 0.4%
Delta Electronics Thailand PCL, NVDR	199,700	1,953,688
Turkey — 0.2%
Akbank TAS	87,471	144,362
Aselsan Elektronik Sanayi ve Ticaret AS	53,155	393,061
BIM Birlesik Magazalar AS	36,614	286,638
KOC Holding AS	34,712	143,965
Turk Hava Yollari AO	8,110	56,668
Turkiye Petrol Rafinerileri AS	15,959	77,819
Total Turkey		1,102,513
United Kingdom — 5.3%
AstraZeneca PLC	73,292	13,716,022
International Consolidated Airlines Group SA	261,357	1,656,380
Next PLC	7,055	1,361,957
Rolls-Royce Holdings PLC	462,225	8,862,444
Total United Kingdom		25,596,803
United States — 1.2%
Experian PLC	51,227	1,729,011
Ferrovial NV(a)	39,479	2,707,278
InterContinental Hotels Group PLC	9,268	1,596,413
Total United States		6,032,702
TOTAL COMMON STOCKS
(Cost: $401,348,320)		483,790,989
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc., 11.50%*^
(Cost: $0)	545	0
EXCHANGE-TRADED FUNDS — 0.0%
United States — 0.0%
WisdomTree Emerging Markets High Dividend Fund(d)	62	3,335
WisdomTree International Equity Fund(d)	39	2,855
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,629)		6,190
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(e)
(Cost: $169,994)	169,994	169,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Growth Fund (DNL)

June 30, 2026

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(e)
(Cost: $1,450,479)	1,450,479	$1,450,479
TOTAL INVESTMENTS IN SECURITIES — 99.8% (Cost: $402,973,422)		485,417,652
Other Assets less Liabilities — 0.2%		1,121,649
NET ASSETS — 100.0%		$486,539,301

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,495,797 and the total market value of the collateral held by the Fund was $7,917,533. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,467,054.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2026.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Growth Fund (DNL)

June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026		Dividend Income	Securities Lending Income
WisdomTree Emerging Markets High Dividend Fund	$3,081	$—	$—	$—	$254	$3,335		$45	$—
WisdomTree International Equity Fund	2,725	—	—	—	130	2,855		42	—
WisdomTree Treasury Money Market Digital Fund	—	10,200,000	10,200,000	—	—	–	^	—	10,560
Total	$5,806	$10,200,000	$10,200,000	$—	$384	$6,190		$87	$10,560

^	As of June 30, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	483,790,989	–	–		483,790,989
Warrants	–	–	0	*	0
Exchange-Traded Funds	6,190	–	–		6,190
Mutual Fund	–	169,994	–		169,994
Investment of Cash Collateral for Securities Loaned	–	1,450,479	–		1,450,479
Total Investments in Securities	$483,797,179	$1,620,473	$0		$485,417,652

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 3.1%
ANZ Group Holdings Ltd.	14,828	$363,145
APA Group	4,963	34,865
ASX Ltd.	336	12,412
Aurizon Holdings Ltd.	8,231	23,836
Bank of Queensland Ltd.	2,255	9,858
Bendigo & Adelaide Bank Ltd.	805	5,884
BHP Group Ltd.	27,933	1,149,508
Dexus	3,743	14,003
GPT Group	6,371	21,540
Insurance Australia Group Ltd.	1,474	8,261
Medibank Pvt Ltd.	4,406	15,171
Mirvac Group	11,748	13,999
National Australia Bank Ltd.	12,021	315,304
Origin Energy Ltd.	8,878	67,534
QBE Insurance Group Ltd.	1,338	23,350
Rio Tinto Ltd.(a)	2,146	256,479
Rio Tinto PLC	9,955	941,013
Scentre Group	35,217	94,178
Stockland	7,590	21,454
Suncorp Group Ltd.	2,112	28,225
Telstra Group Ltd.	87,653	308,488
Transurban Group	17,864	177,969
Ventia Services Group Pty. Ltd.	5,317	22,802
Vicinity Ltd.	24,342	43,509
Westpac Banking Corp.	13,006	317,262
Total Australia		4,290,049
Austria — 0.2%
ANDRITZ AG	153	13,224
BAWAG Group AG(b)	258	51,709
Erste Group Bank AG	766	102,552
EVN AG	582	19,031
Raiffeisen Bank International AG	414	26,435
Verbund AG	617	39,221
Total Austria		252,172
Belgium — 0.3%
Ageas SA	57	4,562
Bekaert SA	532	23,752
Colruyt Group NV	1,436	59,038
KBC Group NV	2,339	319,030
Proximus SADP	655	4,381
Solvay SA(a)	487	14,632
Warehouses De Pauw CVA	693	17,478
Total Belgium		442,873
Brazil — 0.2%
Ambev SA	3,753	11,812
Banco Bradesco SA	2,873	8,753
Banco Santander Brasil SA	1,072	5,551
BB Seguridade Participacoes SA	2,246	16,997
Cia De Saneamento do Parana Sanepar	923	6,609
Energisa SA	1,004	9,314
Engie Brasil Energia SA	1,982	13,337
Klabin SA	2,194	7,096
Localiza Rent a Car SA	1,741	13,973
Lojas Renner SA	3,787	10,799
Multiplan Empreendimentos Imobiliarios SA	3,203	18,113
Rumo SA	3,963	10,283
Suzano SA	2,326	17,863
Telefonica Brasil SA	3,835	25,154
TIM SA	3,100	13,098
Transmissora Alianca de Energia Eletrica SA	937	7,201
Vibra Energia SA	1,793	10,354
Total Brazil		206,307
Canada — 4.6%
Atco Ltd., Class I	693	36,195
Bank of Montreal	2,511	443,653
Bank of Nova Scotia	6,324	549,469
Brookfield Infrastructure Corp., Class A	287	11,063
Brookfield Renewable Corp.	448	16,647
Canadian Imperial Bank of Commerce	4,959	570,857
Canadian Natural Resources Ltd.	14,761	583,885
Canadian Tire Corp. Ltd., Class A	235	32,358
Canadian Utilities Ltd., Class A	229	8,509
Capital Power Corp.	320	16,670
Choice Properties Real Estate Investment Trust	1,624	18,704
Dream Industrial Real Estate Investment Trust	1,312	12,937
Emera, Inc.	572	30,331
Enbridge, Inc.	16,379	887,901
First Capital Real Estate Investment Trust	1,498	24,433
Fortis, Inc.	1,324	75,824
Gibson Energy, Inc.	1,565	31,692
Great-West Lifeco, Inc.	2,180	138,859
H&R Real Estate Investment Trust	861	6,663
Keyera Corp.	591	23,732
Magna International, Inc.	1,718	112,931
Manulife Financial Corp.	4,586	185,929
Northland Power, Inc.	332	5,228
Pembina Pipeline Corp.	2,708	125,250
Peyto Exploration & Development Corp.	1,897	31,636
Power Corp. of Canada	1,285	80,084
RioCan Real Estate Investment Trust	1,171	18,728
Rogers Communications, Inc., Class B	912	29,660
SmartCentres Real Estate Investment Trust	354	7,563
South Bow Corp.	442	15,565
Sun Life Financial, Inc.	1,037	81,388
Suncor Energy, Inc.	6,201	333,488
TC Energy Corp.	5,950	393,885
Toronto-Dominion Bank	12,083	1,468,611
Tourmaline Oil Corp.	2,507	104,786
Total Canada		6,515,114
Chile — 0.0%
Banco de Chile	87,830	17,193
Banco Santander Chile	306,082	25,062
Colbun SA	79,669	11,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2026

Investments	Shares	Value
Quinenco SA	1,867	$7,947
Total Chile		61,693
China — 1.2%
Agricultural Bank of China Ltd., Class H	61,074	41,588
BOC Aviation Ltd.(b)	700	7,253
BOC Hong Kong Holdings Ltd.	92,500	499,888
China CITIC Bank Corp. Ltd., Class H	24,000	20,352
China Construction Bank Corp., Class H	576,536	593,295
China Hongqiao Group Ltd.	2,000	5,116
China Merchants Bank Co. Ltd., Class H	5,500	31,505
China Pacific Insurance Group Co. Ltd., Class H	5,600	19,195
China Shenhua Energy Co. Ltd., Class H(a)	5,500	28,138
CITIC Ltd.	15,000	20,294
ENN Energy Holdings Ltd.	200	1,032
H World Group Ltd.	2,600	11,060
Haidilao International Holding Ltd.(b)	4,000	5,417
Huaneng Power International, Inc., Class H	10,000	6,988
Industrial & Commercial Bank of China Ltd., Class H	335,000	274,679
New China Life Insurance Co. Ltd., Class H	1,700	9,976
Ping An Insurance Group Co. of China Ltd., Class H	12,500	81,372
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,600	3,072
Shenzhou International Group Holdings Ltd.	2,500	12,548
Weichai Power Co. Ltd., Class H	3,000	13,045
Xtep International Holdings Ltd.	4,000	1,918
Total China		1,687,731
Czech Republic — 0.0%
CEZ AS	646	37,800
Denmark — 0.2%
AL Sydbank	123	10,837
Danske Bank AS	3,674	196,793
Tryg AS	758	17,263
Total Denmark		224,893
Finland — 0.7%
Elisa OYJ	599	25,161
Fortum OYJ	4,788	111,070
Kemira OYJ	300	5,628
Nordea Bank Abp	42,351	803,770
Outokumpu OYJ	1,838	10,581
Valmet OYJ	360	8,693
Total Finland		964,903
France — 3.7%
Amundi SA(b)	296	28,410
AXA SA	22,445	1,125,251
BNP Paribas SA	9,248	1,079,951
Bouygues SA	2,145	119,701
Cie Generale des Etablissements Michelin SCA	3,182	122,782
Credit Agricole SA	21,703	436,585
Edenred SE	213	5,479
Eiffage SA	326	48,118
Engie SA	27,049	853,224
Gaztransport & Technigaz SA	188	39,957
Klepierre SA	2,481	103,760
Orange SA	18,661	352,136
Publicis Groupe SA	1,108	109,526
Rexel SA	926	40,453
Rubis SCA	337	11,828
Vallourec SACA*	941	22,044
Veolia Environnement SA	4,955	206,435
Vinci SA	3,247	474,431
Total France		5,180,071
Georgia — 0.0%
Lion Finance Group PLC	62	9,323
Germany — 1.8%
Allianz SE, Registered Shares	2,038	964,872
BASF SE	6,008	321,329
Bayerische Motoren Werke AG	3,587	234,824
Daimler Truck Holding AG	5,386	259,860
Deutsche Lufthansa AG, Registered Shares	2,947	33,727
Deutsche Post AG, Registered Shares	7,556	458,719
DWS Group GmbH & Co. KGaA(b)	377	28,297
Traton SE	3,291	124,843
Vonovia SE	3,129	77,236
Total Germany		2,503,707
Hong Kong — 1.0%
Bank of East Asia Ltd.	6,000	9,587
Cathay Pacific Airways Ltd.	68,000	112,552
CK Asset Holdings Ltd.	17,500	98,590
CK Infrastructure Holdings Ltd.	13,500	102,773
CLP Holdings Ltd.	14,500	135,347
Crystal International Group Ltd.(b)	12,000	8,661
Hang Lung Properties Ltd.	12,000	10,543
HKT Trust & HKT Ltd.	50,000	74,343
Hong Kong & China Gas Co. Ltd.	107,000	88,688
Hongkong Land Holdings Ltd.	5,800	41,296
Man Wah Holdings Ltd.	14,800	5,643
MTR Corp. Ltd.(a)	39,500	153,627
PCCW Ltd.	19,000	12,914
Power Assets Holdings Ltd.	12,500	91,016
Sun Hung Kai Properties Ltd.	12,500	179,003
Swire Pacific Ltd., Class B	2,500	3,972
Swire Properties Ltd.	30,000	78,576
United Laboratories International Holdings Ltd.	2,000	2,150
VTech Holdings Ltd.(a)	1,100	7,217
WH Group Ltd.(b)	194,500	205,610
Wharf Real Estate Investment Co. Ltd.	14,000	38,169
Total Hong Kong		1,460,277
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC*	968	11,505
Richter Gedeon Nyrt	804	31,120
Total Hungary		42,625
India — 0.1%
Coal India Ltd.	5,414	25,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2026

Investments	Shares	Value
GAIL India Ltd.	3,415	$6,258
HCL Technologies Ltd.	907	10,270
Mindspace Business Parks REIT(b)	1,216	6,081
NMDC Ltd.	11,635	10,468
Oil & Natural Gas Corp. Ltd.	8,582	21,297
Tata Consultancy Services Ltd.	2,008	43,094
Vedanta Ltd.	5,223	15,491
Total India		138,070
Indonesia — 0.1%
Bank Central Asia Tbk. PT	81,900	25,422
Bank Mandiri Persero Tbk. PT	29,000	6,244
Bank Negara Indonesia Persero Tbk. PT	20,500	3,623
Bank Rakyat Indonesia Persero Tbk. PT	66,500	10,154
First Pacific Co. Ltd.	8,000	4,897
Indofood Sukses Makmur Tbk. PT	6,700	2,501
Jardine Matheson Holdings Ltd.	900	55,350
Perusahaan Gas Negara Persero Tbk. PT	15,600	1,191
Telkom Indonesia Persero Tbk. PT	67,100	8,819
United Tractors Tbk. PT	2,100	2,701
Total Indonesia		120,902
Ireland — 0.1%
AIB Group PLC	11,053	129,844
Bank of Ireland Group PLC	1,078	21,476
Total Ireland		151,320
Israel — 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	3,693	8,710
Delek Group Ltd.	22	5,610
FIBI Holdings Ltd.	98	8,776
First International Bank of Israel Ltd.	375	26,544
Israel Discount Bank Ltd., Class A	5,424	53,704
Mizrahi Tefahot Bank Ltd.	674	44,565
Newmed Energy LP	1,681	8,802
Phoenix Financial Ltd.	283	15,634
Plus500 Ltd.	230	14,610
Total Israel		186,955
Italy — 3.6%
A2A SpA	9,583	24,761
ACEA SpA	274	6,804
Banca Mediolanum SpA	2,428	60,460
Banca Monte dei Paschi di Siena SpA	12,729	158,104
Banco BPM SpA	14,052	242,752
BPER Banca SpA	11,300	177,408
Enel SpA	82,106	943,787
ERG SpA	347	9,490
FinecoBank Banca Fineco SpA	1,839	46,150
Generali	5,313	258,828
Hera SpA	5,967	24,914
Intesa Sanpaolo SpA	219,026	1,499,971
Italgas SpA	5,408	62,664
Mediobanca Banca di Credito Finanziario SpA	1,028	30,652
Pirelli & C SpA*(b)	2,378	17,985
Poste Italiane SpA	7,533	246,489
Saipem SpA(a)	6,852	34,540
Snam SpA	18,906	136,522
Terna - Rete Elettrica Nazionale	9,143	107,041
UniCredit SpA	10,634	951,474
Unipol Assicurazioni SpA	603	16,828
Total Italy		5,057,624
Japan — 1.7%
AGC, Inc.	500	21,428
Astellas Pharma, Inc.	9,500	127,134
Chugoku Electric Power Co., Inc.	1,300	7,109
Cosmo Energy Holdings Co. Ltd.	600	13,984
Daiichi Life Group, Inc.	5,600	61,280
Daito Trust Construction Co. Ltd.	2,600	49,656
Daiwa Securities Group, Inc.(a)	2,500	24,542
Electric Power Development Co. Ltd.	700	15,772
Haseko Corp.	900	15,746
Hazama Ando Corp.	800	8,833
Hitachi Construction Machinery Co. Ltd.	300	9,698
Honda Motor Co. Ltd.	29,500	268,636
Iida Group Holdings Co. Ltd.	600	8,059
INFRONEER Holdings, Inc.	800	13,175
Inpex Corp.	4,900	98,437
Isuzu Motors Ltd.	2,100	27,787
Japan Tobacco, Inc.	10,600	392,107
Kamigumi Co. Ltd.	200	6,262
Kobe Steel Ltd.	2,600	29,955
Komatsu Ltd.	3,900	150,745
Lixil Corp.	800	8,880
Marui Group Co. Ltd.	900	15,863
Mazda Motor Corp.	1,800	12,055
Mitsubishi Chemical Group Corp.	3,000	20,831
Mitsubishi Gas Chemical Co., Inc.	500	15,592
Mitsui Chemicals, Inc.	1,000	13,124
Nippon Steel Corp.	30,100	99,287
Nomura Holdings, Inc.	3,900	33,919
Nomura Real Estate Holdings, Inc.	1,500	8,615
Ono Pharmaceutical Co. Ltd.	1,300	19,101
Sankyo Co. Ltd.	600	5,826
Seino Holdings Co. Ltd.	600	9,709
SoftBank Corp.	254,200	325,482
Sojitz Corp.	600	19,090
Subaru Corp.	1,800	26,470
Takeda Pharmaceutical Co. Ltd.	9,800	310,838
Tosoh Corp.	500	9,005
Toyota Boshoku Corp.	1,500	19,622
Total Japan		2,323,654
Luxembourg — 0.0%
APERAM SA	491	23,891
RTL Group SA	557	19,837
Total Luxembourg		43,728
Macau — 0.0%
Wynn Macau Ltd.(a)	16,000	10,303
Malaysia — 0.2%
Celcomdigi Bhd.	10,300	6,745
CIMB Group Holdings Bhd.	16,800	30,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2026

Investments	Shares	Value
Genting Malaysia Bhd.	4,200	$1,926
Hong Leong Bank Bhd.	1,500	7,872
Malayan Banking Bhd.	11,693	30,914
Maxis Bhd.	11,300	9,367
MISC Bhd.	14,000	26,781
Petronas Dagangan Bhd.	1,100	5,099
Petronas Gas Bhd.	4,900	21,006
Public Bank Bhd.	28,300	33,314
RHB Bank Bhd.	5,567	11,305
Sime Darby Bhd.	10,600	5,563
Telekom Malaysia Bhd.	13,100	23,903
Tenaga Nasional Bhd.	6,900	24,165
TIME dotCom Bhd.	6,500	9,836
Westports Holdings Bhd.	7,835	11,644
Total Malaysia		259,970
Mexico — 0.3%
Arca Continental SAB de CV	1,080	12,953
Coca-Cola Femsa SAB de CV	2,452	25,945
Fomento Economico Mexicano SAB de CV	6,121	78,099
Grupo Aeroportuario del Centro Norte SAB de CV	1,010	14,313
Grupo Aeroportuario del Pacifico SAB de CV, Class B	901	22,804
Grupo Aeroportuario del Sureste SAB de CV, Class B	277	8,470
Grupo Financiero Banorte SAB de CV, Class O	11,295	119,306
Prologis Property Mexico SA de CV	7,470	32,409
Qualitas Controladora SAB de CV	823	8,253
Wal-Mart de Mexico SAB de CV	10,066	29,592
Total Mexico		352,144
Netherlands — 0.6%
ASR Nederland NV	675	50,965
ING Groep NV	17,321	547,952
Koninklijke KPN NV	33,969	167,619
Koninklijke Vopak NV	591	30,838
NN Group NV	454	39,791
SBM Offshore NV	494	17,136
Total Netherlands		854,301
Norway — 1.2%
Aker ASA, Class A	275	31,904
DNB Bank ASA	14,170	422,000
DOF Group ASA	521	5,986
Equinor ASA	26,224	830,804
Frontline PLC	285	9,890
Salmar ASA	478	22,375
SpareBank 1 Oestlandet	484	9,258
SpareBank 1 SMN	531	10,088
SpareBank 1 Sor-Norge ASA	575	11,238
Telenor ASA	14,488	207,610
Veidekke ASA	732	14,025
Wallenius Wilhelmsen ASA	6,897	91,514
Total Norway		1,666,692
Philippines — 0.1%
Aboitiz Power Corp.	14,000	9,342
DMCI Holdings, Inc.	112,100	13,700
Manila Electric Co.	1,980	18,390
Metropolitan Bank & Trust Co.	46,080	48,805
Semirara Mining & Power Corp.	23,200	8,695
Total Philippines		98,932
Poland — 0.2%
Bank Polska Kasa Opieki SA	434	26,418
Budimex SA	60	11,767
Erste Bank Polska SA	93	15,948
Orange Polska SA	7,728	29,441
ORLEN SA	2,986	100,570
Powszechna Kasa Oszczednosci Bank Polski SA	1,504	41,269
Powszechny Zaklad Ubezpieczen SA	556	9,706
Total Poland		235,119
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	17,547	20,763
EDP SA	22,765	119,231
Galp Energia SGPS SA	2,212	47,153
Total Portugal		187,147
Puerto Rico — 0.1%
First BanCorp	4,034	105,166
Romania — 0.0%
NEPI Rockcastle NV*	3,697	33,038
Russia — 0.0%
Evraz PLC*^	5,263	0
GMK Norilskiy Nickel PAO, ADR*^	5	0
GMK Norilskiy Nickel PAO*^	32,100	0
Magnit PJSC*^	447	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	1,299	0
Novolipetsk Steel PJSC*^	11,640	0
PhosAgro PJSC*^	247	0
PhosAgro PJSC, GDR*^(c)	4	0
Polyus PJSC*^	830	0
Sberbank of Russia PJSC*^	39,948	0
Severstal PAO, GDR*^(c)	1,737	0
Tatneft PJSC, ADR*^	85	0
Tatneft PJSC*^	2,124	0
Total Russia		0
Saudi Arabia — 0.3%
Alinma Bank	6,494	42,243
Arab National Bank	1,672	9,230
Etihad Etisalat Co.	1,441	23,184
Mobile Telecommunications Co. Saudi Arabia*	2,140	6,020
Riyad Bank	4,856	25,733
SABIC Agri-Nutrients Co.	656	21,615
Sahara International Petrochemical Co.	2,947	11,224
Saudi Arabian Oil Co.(b)	29,465	204,840
Saudi Awwal Bank	2,328	20,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2026

Investments	Shares	Value
Saudi Ground Services Co.	538	$4,445
Saudi Investment Bank	2,561	9,147
Saudi National Bank	5,049	51,952
Saudi Telecom Co.	4,932	56,760
Total Saudi Arabia		486,444
Singapore — 1.1%
ComfortDelGro Corp. Ltd.(a)	11,800	12,225
DBS Group Holdings Ltd.	14,505	733,408
Hafnia Ltd.	1,392	9,101
Keppel Infrastructure Trust	26,900	11,127
Keppel Ltd.	3,800	32,140
Netlink NBN Trust	36,000	27,137
Oversea-Chinese Banking Corp. Ltd.	21,313	408,481
Sembcorp Industries Ltd.	2,600	12,764
Singapore Airlines Ltd.	20,700	122,909
United Overseas Bank Ltd.	6,613	203,280
Total Singapore		1,572,572
South Africa — 0.1%
FirstRand Ltd.	4,416	26,205
Old Mutual Ltd.	11,916	9,757
Sanlam Ltd.	1,421	7,649
Standard Bank Group Ltd.	1,376	27,123
Total South Africa		70,734
South Korea — 0.1%
Hana Financial Group, Inc.	223	16,495
KT&G Corp.	82	8,982
Samsung Fire & Marine Insurance Co. Ltd.	27	10,770
Woori Financial Group, Inc.	2,972	55,630
Total South Korea		91,877
Spain — 3.4%
Aena SME SA(b)	13,020	396,855
Banco Bilbao Vizcaya Argentaria SA	47,056	1,176,587
Banco de Sabadell SA	24,776	87,783
Bankinter SA	1,117	18,696
CaixaBank SA	61,877	876,164
Colonial SFL Socimi SA*	2,582	16,738
Endesa SA	9,804	447,011
Fomento de Construcciones y Contratas SA*	1,073	15,531
Iberdrola SA	38,224	954,441
Logista Integral SA	316	12,190
Mapfre SA	4,629	22,916
Naturgy Energy Group SA	12,425	390,083
Repsol SA	9,017	226,904
Telefonica SA	48,020	193,033
Total Spain		4,834,932
Sweden — 0.8%
H & M Hennes & Mauritz AB, Class B	9,511	163,821
Skandinaviska Enskilda Banken AB, Class A	4,644	92,562
SSAB AB, Class B	994	9,200
Swedbank AB, Class A	6,827	255,356
Tele2 AB, Class B	3,328	57,993
Telia Co. AB	15,923	77,673
Volvo AB, Class B	13,769	468,776
Total Sweden		1,125,381
Switzerland — 2.1%
Allreal Holding AG, Registered Shares	111	29,172
Banque Cantonale Vaudoise, Registered Shares	250	36,695
Cembra Money Bank AG	249	29,202
Clariant AG, Registered Shares*	2,067	18,065
DKSH Holding AG	172	13,263
EFG International AG*	867	17,434
Julius Baer Group Ltd.	286	24,748
Kuehne & Nagel International AG, Registered Shares	877	213,039
Nestle SA, Registered Shares	15,014	1,546,350
Partners Group Holding AG	43	35,300
SGS SA, Registered Shares	827	96,084
Sunrise Communications AG, Class A*	154	7,675
Swiss Life Holding AG, Registered Shares	66	72,787
Swisscom AG, Registered Shares	247	190,919
Vontobel Holding AG, Registered Shares	90	8,189
Zurich Insurance Group AG	863	640,416
Total Switzerland		2,979,338
Taiwan — 1.1%
Asustek Computer, Inc.*	2,000	43,947
Cathay Financial Holding Co. Ltd.	25,000	77,143
Chunghwa Telecom Co. Ltd.	4,000	17,767
CTBC Financial Holding Co. Ltd.	35,480	79,076
E.Sun Financial Holding Co. Ltd.	16,410	17,746
Eclat Textile Co. Ltd.	1,000	9,810
Evergreen Marine Corp. Taiwan Ltd.	2,000	11,583
Far EasTone Telecommunications Co. Ltd.	2,000	6,592
Fubon Financial Holding Co. Ltd.	8,000	32,521
MediaTek, Inc.	6,000	799,523
Mega Financial Holding Co. Ltd.	10,000	14,471
momo.com, Inc.	150	1,401
Novatek Microelectronics Corp.	1,000	16,794
Powertech Technology, Inc.	1,000	10,594
Quanta Computer, Inc.*(a)	13,000	150,173
Realtek Semiconductor Corp.	1,000	25,301
Tripod Technology Corp.	1,000	16,260
TS Financial Holding Co. Ltd.	39,000	40,706
Uni-President Enterprises Corp.	3,000	7,016
United Microelectronics Corp.*	18,000	92,948
Wan Hai Lines Ltd.*	3,000	7,459
Yuanta Financial Holding Co. Ltd.	19,000	39,185
Total Taiwan		1,518,016
Thailand — 0.0%
Advanced Info Service PCL, NVDR	700	7,733
PTT PCL, NVDR	9,300	9,938
SCB X PCL, NVDR	2,000	8,910
Tisco Financial Group PCL, NVDR	2,400	8,525
Total Thailand		35,106
United Kingdom — 4.7%
Admiral Group PLC	860	40,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2026

Investments	Shares	Value
Aviva PLC	4,883	$42,139
British American Tobacco PLC	19,662	1,220,528
BT Group PLC	49,640	125,247
CK Hutchison Holdings Ltd.	20,000	168,961
Derwent London PLC	562	14,478
Drax Group PLC	654	6,588
GSK PLC	21,386	562,298
Hammerson PLC	4,474	21,959
HSBC Holdings PLC	108,046	2,051,824
Imperial Brands PLC	11,163	413,221
Investec PLC	712	5,675
J Sainsbury PLC	5,849	24,826
Johnson Matthey PLC	396	9,944
Kingfisher PLC	3,288	12,359
Lloyds Banking Group PLC	199,707	294,483
LondonMetric Property PLC	13,882	34,694
National Grid PLC	28,807	477,161
NatWest Group PLC	58,787	520,427
Reckitt Benckiser Group PLC	3,374	219,921
Schroders PLC	2,435	18,987
Severn Trent PLC	993	38,959
Subsea 7 SA	1,028	35,113
United Utilities Group PLC	2,058	35,755
Vodafone Group PLC	135,835	179,566
Total United Kingdom		6,575,748
United States — 60.2%
AbbVie, Inc.	8,247	2,075,275
Acadia Realty Trust	4,770	99,741
Acerinox SA	1,831	32,092
Aegon Ltd.	5,312	45,173
AES Corp.	18,349	268,996
Agree Realty Corp.	3,280	248,427
Albertsons Cos., Inc., Class A	13,842	187,282
Alliant Energy Corp.(a)	4,860	370,769
Altria Group, Inc.	27,653	1,989,633
American Electric Power Co., Inc.	5,567	761,621
American Financial Group, Inc.	1,318	184,441
American Homes 4 Rent, Class A	7,913	265,244
American Tower Corp.	3,689	603,410
Americold Realty Trust, Inc.	9,203	144,671
Amgen, Inc.	3,190	1,155,163
Antero Midstream Corp.	14,832	337,428
APA Corp.(a)	10,045	327,166
Archer-Daniels-Midland Co.	5,471	417,984
Archrock, Inc.	6,953	283,057
Associated Banc-Corp.	3,319	102,126
AT&T, Inc.	53,392	1,105,214
Atlantic Union Bankshares Corp.(a)	2,687	113,687
AvalonBay Communities, Inc.	1,827	344,737
Avient Corp.	3,367	124,444
Avista Corp.	2,450	100,230
Bank of Hawaii Corp.(a)	1,152	93,876
Bank OZK	1,833	95,481
BankUnited, Inc.	2,016	97,675
Banner Corp.	1,075	71,423
Bath & Body Works, Inc.	7,595	175,672
Best Buy Co., Inc.	4,155	315,281
Black Hills Corp.(a)	2,563	190,687
Blue Owl Capital, Inc.	8,139	71,216
BP PLC	125,734	779,498
Bristol-Myers Squibb Co.	20,900	1,204,258
Brixmor Property Group, Inc.	9,242	291,400
Broadstone Net Lease, Inc.	6,472	133,776
Brown-Forman Corp., Class A(a)	6,064	165,911
Buckle, Inc.	1,909	80,560
Cal-Maine Foods, Inc.(a)	1,760	141,786
CareTrust REIT, Inc.	7,252	292,618
Cathay General Bancorp	1,930	119,641
Chevron Corp.	14,984	2,483,748
Citizens Financial Group, Inc.	3,338	233,894
Clearway Energy, Inc., Class C	2,539	86,783
Clorox Co.	2,286	218,176
CME Group, Inc.	2,447	540,371
CMS Energy Corp.	3,814	291,771
Cohen & Steers, Inc.(a)	1,452	110,555
Columbia Banking System, Inc.	4,478	143,520
Comcast Corp., Class A	29,687	728,816
Community Financial System, Inc.	1,267	85,041
Conagra Brands, Inc.	13,936	187,579
Concentrix Corp.(a)	2,261	50,658
ConocoPhillips	8,303	863,180
Consolidated Edison, Inc.	3,833	424,045
COPT Defense Properties	3,883	141,302
Corebridge Financial, Inc.	4,493	128,635
Cousins Properties, Inc.	5,949	178,351
Crescent Energy Co., Class A(a)	9,722	95,470
CubeSmart	6,500	258,505
Cullen/Frost Bankers, Inc.(a)	790	122,071
CVB Financial Corp.	3,783	85,307
CVS Health Corp.	9,372	969,533
Darden Restaurants, Inc.	1,547	318,697
Dentsply Sirona, Inc.(a)	7,325	77,718
Digital Realty Trust, Inc.	2,516	451,823
Dillard's, Inc., Class A(a)	423	223,522
Dominion Energy, Inc.	8,822	602,454
Douglas Emmett, Inc.	6,142	72,476
DT Midstream, Inc.	2,112	309,915
DTE Energy Co.	2,240	341,309
Duke Energy Corp.	5,594	708,089
EastGroup Properties, Inc.	1,402	283,947
Eastman Chemical Co.	4,045	270,934
EOG Resources, Inc.	4,768	618,553
EPR Properties	2,953	171,304
Equity LifeStyle Properties, Inc.	4,094	263,858
Equity Residential	5,840	396,711
Essential Properties Realty Trust, Inc.	6,994	208,771
Essential Utilities, Inc.	6,054	231,929
Essex Property Trust, Inc.	1,104	321,915
Evergy, Inc.	3,808	329,125
Eversource Energy	4,899	354,051
Exelon Corp.	9,513	443,496
Extra Space Storage, Inc.	2,800	406,840
Exxon Mobil Corp.	24,395	3,335,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2026

Investments	Shares	Value
Federal Realty Investment Trust	2,513	$310,205
Fidelity National Financial, Inc.	2,230	105,167
Fifth Third Bancorp	7,993	450,565
First American Financial Corp.	1,604	110,018
First Busey Corp.(a)	2,981	87,940
First Financial Bancorp(a)	3,502	118,473
First Hawaiian, Inc.	3,158	92,529
First Industrial Realty Trust, Inc.	4,400	269,764
First Interstate BancSystem, Inc., Class A(a)	2,971	114,562
First Merchants Corp.	1,770	77,331
FirstEnergy Corp.	8,994	427,575
FNB Corp.(a)	4,996	95,324
Ford Motor Co.	51,503	715,892
Four Corners Property Trust, Inc.	3,351	82,267
Franklin Resources, Inc.	7,742	257,576
Fulton Financial Corp.	4,064	98,308
Gap, Inc.	10,712	200,100
General Mills, Inc.(a)	6,948	241,790
Gilead Sciences, Inc.	9,585	1,210,969
H&R Block, Inc.	4,527	172,388
HA Sustainable Infrastructure Capital, Inc.	3,222	125,819
Hancock Whitney Corp.	1,483	110,810
Hasbro, Inc.	3,881	320,532
Healthcare Realty Trust, Inc.	11,970	241,435
HF Sinclair Corp.	4,764	331,813
Highwoods Properties, Inc.(a)	3,426	103,328
Host Hotels & Resorts, Inc.	17,054	404,350
HP, Inc.	14,252	312,689
Huntington Bancshares, Inc.	17,862	316,693
Independent Bank Corp.	1,230	102,976
Inter Parfums, Inc.(a)	1,209	135,239
International Seaways, Inc.(a)	1,824	139,700
InvenTrust Properties Corp.	3,017	106,802
Invesco Ltd.	5,183	136,779
J M Smucker Co.	2,335	262,688
Jackson Financial, Inc., Class A	1,017	104,131
Johnson & Johnson	10,818	2,747,447
KeyCorp	11,302	260,511
Kilroy Realty Corp.	4,233	158,611
Kimberly-Clark Corp.	3,534	387,927
Kimco Realty Corp.	13,620	345,267
Kinder Morgan, Inc.	20,738	662,994
Kinetik Holdings, Inc.	2,383	115,194
Kodiak Gas Services, Inc.	3,522	264,608
Lamar Advertising Co., Class A	2,342	365,305
Lazard, Inc.(a)	2,022	84,803
LCI Industries	973	103,021
Lincoln National Corp.	3,366	118,988
LXP Industrial Trust	1,943	104,689
M&T Bank Corp.	1,042	248,006
Macerich Co.(a)	9,540	240,313
Macy's, Inc.(a)	9,597	226,009
Marriott Vacations Worldwide Corp.(a)	1,323	134,787
MDU Resources Group, Inc.	7,437	157,739
Medtronic PLC	7,362	575,929
Merck & Co., Inc.	14,977	1,924,545
Mid-America Apartment Communities, Inc.	2,172	301,778
Millrose Properties, Inc.	5,700	171,285
Moelis & Co., Class A	1,557	101,859
Molson Coors Beverage Co., Class B	5,255	204,735
MSC Industrial Direct Co., Inc., Class A	1,934	230,049
Murphy Oil Corp.(a)	4,896	159,414
National Health Investors, Inc.	1,798	137,115
National Storage Affiliates Trust	3,115	138,524
NBT Bancorp, Inc.(a)	1,778	87,780
New Jersey Resources Corp.	3,517	197,093
Nexstar Media Group, Inc.	1,085	193,770
NNN REIT, Inc.	5,929	275,876
Noble Corp. PLC(a)	5,458	203,583
Northern Oil & Gas, Inc.	3,289	59,695
Northwestern Energy Group, Inc.	2,105	150,760
OGE Energy Corp.	5,055	245,976
Omnicom Group, Inc.	6,799	495,171
ONE Gas, Inc.	2,139	164,853
OneMain Holdings, Inc.	3,393	206,871
Outfront Media, Inc.	6,331	207,404
Ovintiv, Inc.	6,560	345,384
PACCAR, Inc.	5,573	669,429
Park Hotels & Resorts, Inc.	6,732	95,931
PBF Energy, Inc., Class A	4,134	188,180
PepsiCo, Inc.	9,701	1,313,515
Permian Resources Corp., Class A	21,627	398,153
Perrigo Co. PLC	3,873	40,240
Philip Morris International, Inc.	10,333	1,869,343
Phillips 66	3,699	625,316
Phillips Edison & Co., Inc.	4,546	189,205
Pinnacle West Capital Corp.(a)	2,707	289,649
PNC Financial Services Group, Inc.	2,375	584,773
Polaris, Inc.	1,857	127,093
Portland General Electric Co.	4,034	209,082
PPL Corp.	8,472	307,957
Principal Financial Group, Inc.	1,982	213,620
Prologis, Inc.	6,569	889,902
Prosperity Bancshares, Inc.	1,337	97,641
Provident Financial Services, Inc.	4,140	97,870
Public Storage(a)	1,784	567,865
Radian Group, Inc.	2,510	94,552
Rayonier, Inc.(a)	9,754	207,565
Regency Centers Corp.	3,744	298,547
Regions Financial Corp.	8,034	242,627
Rexford Industrial Realty, Inc.	6,115	204,853
Reynolds Consumer Products, Inc.(a)	6,895	185,131
RLI Corp.(a)	1,441	85,120
Ryman Hospitality Properties, Inc.	2,335	300,164
Sabra Health Care REIT, Inc.(a)	9,563	186,574
Sanofi SA	7,962	683,450
Scotts Miracle-Gro Co.(a)	2,151	146,505
Sempra	4,814	446,306
Shell PLC	33,052	1,286,656
Simmons First National Corp., Class A	4,160	94,224
Simon Property Group, Inc.	4,705	1,052,273
Sirius XM Holdings, Inc.(a)	10,645	314,453
Skyworks Solutions, Inc.(a)	3,450	233,910
SL Green Realty Corp.	2,620	135,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2026

Investments	Shares	Value
SLB Ltd.	13,181	$612,785
SM Energy Co.	8,910	232,551
Southern Co.	7,309	699,544
Southwest Gas Holdings, Inc.	2,446	216,911
Spire, Inc.	2,080	162,427
STAG Industrial, Inc.	6,272	238,712
Stanley Black & Decker, Inc.	3,745	352,479
State Street Corp.	1,900	322,240
Sun Communities, Inc.	2,180	261,404
Swiss Re AG	879	140,025
T Rowe Price Group, Inc.	2,069	235,225
Tanger, Inc.(a)	4,095	161,630
Tenaris SA	5,257	145,510
Terreno Realty Corp.(a)	3,613	234,014
Texas Instruments, Inc.	5,370	1,600,636
TFS Financial Corp.(a)	9,713	172,114
Towne Bank	1,935	70,124
TPG, Inc.	1,728	70,070
TransDigm Group, Inc.	714	951,077
Travel & Leisure Co.	2,400	183,432
Trinity Industries, Inc.	2,842	98,276
Truist Financial Corp.	10,474	521,815
Tyson Foods, Inc., Class A	4,988	285,563
U.S. Bancorp	11,987	724,015
UGI Corp.	7,700	265,958
United Bankshares, Inc.(a)	2,307	105,730
United Community Banks, Inc.	2,623	92,041
Urban Edge Properties	4,478	102,457
Vail Resorts, Inc.	1,263	171,957
Valley National Bancorp(a)	9,062	132,758
Viatris, Inc.	28,794	457,249
VICI Properties, Inc.	14,573	386,913
Victory Capital Holdings, Inc., Class A(a)	1,140	95,828
WaFd, Inc.	2,447	93,891
WEC Energy Group, Inc.	3,792	442,792
WesBanco, Inc.(a)	2,401	93,711
Williams Cos., Inc.	8,817	655,456
Xcel Energy, Inc.	4,886	392,346
Zions Bancorp NA	1,861	128,763
Total United States		84,462,738
TOTAL COMMON STOCKS
(Cost: $106,582,782)		139,457,489
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(d)
(Cost: $103,270)	103,270	103,270
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.6%
United States — 0.6%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)
(Cost: $849,738)	849,738	$849,738
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $107,535,790)		140,410,497
Other Liabilities less Assets — (0.1)%		(128,606)
NET ASSETS — 100.0%		$140,281,891

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,578,906 and the total market value of the collateral held by the Fund was $7,857,983. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,008,245.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2026.

ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026		Dividend Income
WisdomTree International High Dividend Fund	$—	$228,590	$220,914	$(7,676)	$—	$–	^	$5,008
WisdomTree U.S. High Dividend Fund	—	76,784	78,058	1,274	—	–	^	344
Total	$—	$305,374	$298,972	$(6,402)	$—	$–		$5,352

^	As of June 30, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	139,457,489	–	–		139,457,489
Mutual Fund	–	103,270	–		103,270
Investment of Cash Collateral for Securities Loaned	–	849,738	–		849,738
Total Investments in Securities	$139,457,489	$953,008	$0		$140,410,497

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI)(consolidated)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 102.3%
India — 102.3%
Aerospace & Defense — 1.5%
Bharat Dynamics Ltd.	97,986	$1,416,499
Bharat Electronics Ltd.	3,703,856	16,113,121
Data Patterns India Ltd.	4,234	201,361
Garden Reach Shipbuilders & Engineers Ltd.	20,897	601,840
Hindustan Aeronautics Ltd.	261,090	12,084,329
Mazagon Dock Shipbuilders Ltd.	67,643	1,784,067
Total Aerospace & Defense		32,201,217
Air Freight & Logistics — 0.1%
Gateway Distriparks Ltd.	1,127,375	688,987
Transport Corp. of India Ltd.	29,672	289,859
Total Air Freight & Logistics		978,846
Automobile Components — 1.4%
Apollo Tyres Ltd.	441,908	2,008,360
Asahi India Glass Ltd.	133,235	1,196,682
Balkrishna Industries Ltd.	65,843	1,516,649
Banco Products India Ltd.	39,007	276,238
Bharat Forge Ltd.	147,119	3,332,369
Bosch Ltd.	7,376	3,109,088
Ceat Ltd.	13,262	487,924
CIE Automotive India Ltd.	55,888	270,292
Endurance Technologies Ltd.(a)	23,808	672,448
Exide Industries Ltd.	782,902	3,205,756
FIEM Industries Ltd.	11,705	279,620
Gabriel India Ltd.	104,482	1,367,909
JBM Auto Ltd.	7,756	57,171
JK Tyre & Industries Ltd.	291,740	1,214,469
Minda Corp. Ltd.	119,531	879,889
Motherson Sumi Wiring India Ltd.*	374,548	158,748
Pricol Ltd.	40,152	255,481
Samvardhana Motherson International Ltd.	2,464,441	3,856,044
Sansera Engineering Ltd.(a)	25,052	845,893
Schaeffler India Ltd.	17,960	794,929
SKF India Ltd.	12,095	213,703
Sona Blw Precision Forgings Ltd.(a)	101,055	661,788
Steel Strips Wheels Ltd.	114,731	279,595
Sundram Fasteners Ltd.	39,386	388,685
Suprajit Engineering Ltd.	104,509	508,862
Tube Investments of India Ltd.	37,674	1,205,656
UNO Minda Ltd.	106,148	1,219,832
Varroc Engineering Ltd.(a)	108,815	727,665
Total Automobile Components		30,991,745
Automobiles — 4.5%
Bajaj Auto Ltd.	115,192	11,823,582
Eicher Motors Ltd.	173,162	12,939,759
Hero MotoCorp Ltd.	219,160	11,100,070
Hyundai Motor India Ltd.	78,588	1,581,993
Mahindra & Mahindra Ltd.	992,289	32,169,625
Maruti Suzuki India Ltd.	126,163	18,812,743
TVS Motor Co. Ltd.	170,858	6,246,345
Total Automobiles		94,674,117
Banks — 22.4%
AU Small Finance Bank Ltd.(a)	254,863	2,792,195
Axis Bank Ltd.	2,501,351	35,560,031
Bandhan Bank Ltd.(a)	1,235,578	2,665,156
Bank of Baroda	4,561,530	13,126,740
Bank of India	2,160,024	3,203,796
Bank of Maharashtra	2,334,321	2,254,945
Canara Bank	9,945,436	13,187,911
Central Bank of India Ltd.	1,464,705	503,354
City Union Bank Ltd.	1,522,094	3,354,247
CSB Bank Ltd.*	162,805	584,513
DCB Bank Ltd.	585,251	1,145,045
Federal Bank Ltd.	5,264,028	18,354,272
HDFC Bank Ltd.	12,813,498	108,014,639
ICICI Bank Ltd.	7,978,127	115,906,033
IDBI Bank Ltd.	1,343,633	1,185,666
IDFC First Bank Ltd.	17,416,698	14,625,730
Indian Bank	923,295	7,965,548
Indian Overseas Bank*	1,424,171	512,895
Jammu & Kashmir Bank Ltd.	831,835	1,359,812
Jana Small Finance Bank Ltd.*	29,468	145,925
Karnataka Bank Ltd.	725,604	2,095,740
Karur Vysya Bank Ltd.	1,671,835	5,229,631
Kotak Mahindra Bank Ltd.	6,999,407	29,004,370
Punjab National Bank	3,009,640	3,392,169
RBL Bank Ltd.(a)	1,242,900	4,845,746
South Indian Bank Ltd.	4,198,673	2,023,959
State Bank of India	5,939,110	64,430,093
Tamilnad Mercantile Bank Ltd.	63,476	491,835
UCO Bank	495,664	141,328
Ujjivan Small Finance Bank Ltd.*(a)	3,669,205	2,288,923
Union Bank of India Ltd.	5,802,675	10,570,130
Yes Bank Ltd.*	7,077,059	1,807,792
Total Banks		472,770,169
Beverages — 0.5%
Globus Spirits Ltd.	29,787	283,666
Radico Khaitan Ltd.	84,209	3,509,941
Som Distilleries & Breweries Ltd.*	148,016	105,986
Sula Vineyards Ltd.	123,931	200,654
Tilaknagar Industries Ltd.	74,360	357,547
United Breweries Ltd.	23,189	327,531
United Spirits Ltd.	156,477	2,232,298
Varun Beverages Ltd.	539,809	2,894,398
Total Beverages		9,912,021
Biotechnology — 0.0%
Biocon Ltd.	217,477	961,038
Broadline Retail — 0.1%
RattanIndia Enterprises Ltd.*	1,118,086	394,040
Vishal Mega Mart Ltd.*	609,845	759,901
Total Broadline Retail		1,153,941
Building Products — 0.3%
Astral Ltd.	33,347	470,514
Blue Star Ltd.	101,118	1,739,410
Carysil Ltd.	4,872	61,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2026

Investments	Shares	Value
Cera Sanitaryware Ltd.	7,878	$536,928
Dalmia Bharat Refractories Ltd.*^	3,143	320
Electrosteel Castings Ltd.	905,255	762,008
Kajaria Ceramics Ltd.	36,792	470,459
Supreme Industries Ltd.	34,523	1,151,681
Total Building Products		5,192,990
Capital Markets — 0.9%
360 ONE WAM Ltd.	146,869	1,667,309
Aditya Birla Sun Life Asset Management Co. Ltd.	33,642	410,384
Anand Rathi Wealth Ltd.	41,644	869,626
Angel One Ltd.	129,414	452,053
Care Ratings Ltd.	15,850	276,349
CRISIL Ltd.	13,691	589,968
HDFC Asset Management Co. Ltd.(a)	209,022	5,858,699
IIFL Securities Ltd.	112,248	400,984
Indian Energy Exchange Ltd.(a)	291,282	385,047
Kfin Technologies Ltd.	30,165	280,367
Motilal Oswal Financial Services Ltd.	83,274	836,886
Multi Commodity Exchange of India Ltd.	106,158	3,181,866
Nippon Life India Asset Management Ltd.(a)	145,947	1,791,598
Share India Securities Ltd.	146,610	208,255
UTI Asset Management Co. Ltd.	116,227	1,148,165
Total Capital Markets		18,357,556
Chemicals — 3.3%
Aarti Industries Ltd.	221,711	1,073,436
Alkyl Amines Chemicals	22,787	412,463
Anupam Rasayan India Ltd.	79,329	1,059,634
Archean Chemical Industries Ltd.	26,477	146,093
Asian Paints Ltd.	228,805	6,370,899
Atul Ltd.	12,511	854,410
Balaji Amines Ltd.	27,225	585,549
Bayer CropScience Ltd.	10,202	446,896
Berger Paints India Ltd.	352,736	1,900,835
Bhansali Engineering Polymers Ltd.	289,094	303,635
Carborundum Universal Ltd.	59,589	741,693
Castrol India Ltd.	977,903	1,905,314
Chambal Fertilisers & Chemicals Ltd.	329,524	1,629,017
Clean Science & Technology Ltd.	53,859	432,710
Coromandel International Ltd.	268,985	5,697,465
DCM Shriram Ltd.	142,867	1,518,039
Deepak Fertilisers & Petrochemicals Corp. Ltd.	359,085	5,910,604
Deepak Nitrite Ltd.	39,441	644,331
Dhanuka Agritech Ltd.	27,551	307,122
EID Parry India Ltd.*	495,137	3,734,500
Finolex Industries Ltd.	322,780	596,295
Garware Hi-Tech Films Ltd.	8,682	612,453
GHCL Ltd.	274,440	1,265,670
Gujarat Fluorochemicals Ltd.	3,779	158,252
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	404,761	2,323,579
Gulf Oil Lubricants India Ltd.	24,919	279,507
Himadri Speciality Chemical Ltd.	314,531	2,256,838
India Glycols Ltd.	28,220	294,054
Indigo Paints Ltd.	454	4,869
JSW Dulux Ltd.	34,104	1,163,032
Jubilant Ingrevia Ltd.	120,191	772,249
Kansai Nerolac Paints Ltd.	228,091	491,706
Kiri Industries Ltd.*	194,442	783,550
Laxmi Organic Industries Ltd.	266,756	436,718
Linde India Ltd.	8,896	687,086
Mayur Uniquoters Ltd.	37,827	343,988
Navin Fluorine International Ltd.	35,376	2,872,796
NOCIL Ltd.	252,590	479,810
Paradeep Phosphates Ltd.(a)	516,691	742,514
PI Industries Ltd.	37,964	1,024,753
Pidilite Industries Ltd.	118,707	1,997,329
Polyplex Corp. Ltd.	60,841	611,632
Rallis India Ltd.	232,642	546,910
Rashtriya Chemicals & Fertilizers Ltd.	731,308	1,011,684
Sharda Cropchem Ltd.	58,886	547,095
Solar Industries India Ltd.	13,586	2,683,364
SRF Ltd.	169,035	4,891,115
Styrenix Performance Materials Ltd.	6,711	162,907
Sudarshan Chemical Industries Ltd.	132,639	1,235,888
Sumitomo Chemical India Ltd.	16,813	74,750
Supreme Petrochem Ltd.	31,645	238,678
Tata Chemicals Ltd.	55,906	422,844
UPL Ltd.	489,318	2,952,695
Vinati Organics Ltd.	36,878	520,530
Total Chemicals		71,161,785
Commercial Services & Supplies — 0.1%
Doms Industries Ltd.	6,198	151,226
Indian Railway Catering & Tourism Corp. Ltd.	108,670	577,339
ION Exchange India Ltd.	68,637	295,986
Total Commercial Services & Supplies		1,024,551
Communications Equipment — 0.0%
Astra Microwave Products Ltd.	37,506	697,987
Construction & Engineering — 2.2%
Ahluwalia Contracts India Ltd.	14,322	129,484
Ashoka Buildcon Ltd.*	798,445	1,101,272
Capacit'e Infraprojects Ltd.*	82,273	220,530
Cemindia Projects Ltd.	55,758	764,989
Dilip Buildcon Ltd.(a)	88,235	418,064
Engineers India Ltd.	312,975	795,541
GMR Power & Urban Infra Ltd.*	543,960	569,309
IRB Infrastructure Developers Ltd.	2,175,527	492,293
J Kumar Infraprojects Ltd.	99,543	518,070
Kalpataru Projects International Ltd.	96,666	1,399,153
KEC International Ltd.	129,701	714,557
KNR Constructions Ltd.	305,128	427,913
Larsen & Toubro Ltd.	640,621	28,041,243
NBCC India Ltd.	1,552,482	1,720,939
NCC Ltd.	1,244,551	1,948,630
Patel Engineering Ltd.*	235,214	86,796
PNC Infratech Ltd.	162,449	391,747
Praj Industries Ltd.	55,978	207,511
Rail Vikas Nigam Ltd.	902,302	2,247,968
Ramky Infrastructure Ltd.*	15,475	65,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2026

Investments	Shares	Value
Techno Electric & Engineering Co. Ltd.	18,934	$210,825
Transrail Lighting Ltd.	44,686	241,702
Voltas Ltd.	113,183	1,527,620
Waaree Renewable Technologies Ltd.*	15,959	171,672
Welspun Enterprises Ltd.	372,849	2,369,037
Total Construction & Engineering		46,782,503
Construction Materials — 2.2%
ACC Ltd.	35,196	493,479
Ambuja Cements Ltd.	597,220	2,661,532
Dalmia Bharat Ltd.	88,300	1,586,361
Grasim Industries Ltd.	796,029	26,069,327
JK Cement Ltd.	29,268	1,683,411
JK Lakshmi Cement Ltd.*	111,489	713,570
Nuvoco Vistas Corp. Ltd.*	58,616	187,659
Orient Cement Ltd.	206,763	292,194
Ramco Cements Ltd.	58,404	573,775
Shree Cement Ltd.	4,760	1,269,719
Star Cement Ltd.	62,430	136,997
UltraTech Cement Ltd.	85,413	10,153,868
Total Construction Materials		45,821,892
Consumer Finance — 0.1%
SBFC Finance Ltd.*	470,570	451,238
SBI Cards & Payment Services Ltd.	258,377	1,619,177
Total Consumer Finance		2,070,415
Consumer Staples Distribution & Retail — 0.1%
Avenue Supermarts Ltd.*(a)	50,721	2,347,311
Medplus Health Services Ltd.*	19,113	163,702
Total Consumer Staples Distribution & Retail		2,511,013
Containers & Packaging — 0.1%
AGI Greenpac Ltd.	24,416	177,796
Cosmo First Ltd.	25,440	211,846
EPL Ltd.	244,702	581,130
Time Technoplast Ltd.	556,568	1,058,116
Total Containers & Packaging		2,028,888
Diversified Consumer Services — 0.0%
NIIT Learning Systems Ltd.	956	2,384
Diversified Telecommunication Services — 0.4%
Indus Towers Ltd.*	1,304,958	5,399,945
Railtel Corp. of India Ltd.	1,371	4,460
Tata Communications Ltd.	140,853	2,932,269
Total Diversified Telecommunication Services		8,336,674
Electric Utilities — 3.1%
Adani Energy Solutions Ltd.*	113,542	1,788,916
CESC Ltd.	2,645,802	4,718,400
Power Grid Corp. of India Ltd.	14,307,582	43,273,979
SJVN Ltd.	833,720	644,279
Tata Power Co. Ltd.	2,345,789	9,553,281
Torrent Power Ltd.	371,107	5,547,076
Total Electric Utilities		65,525,931
Electrical Equipment — 2.1%
ABB India Ltd.	17,762	1,319,314
Amara Raja Energy & Mobility Ltd.	233,925	2,080,665
Bharat Bijlee Ltd.	4,798	146,228
Bharat Heavy Electricals Ltd.	377,238	1,650,289
CG Power & Industrial Solutions Ltd.	279,029	2,806,687
Finolex Cables Ltd.	75,923	937,941
GE Vernova T&D India Ltd.	24,688	1,289,447
Graphite India Ltd.	52,120	337,744
Havells India Ltd.	131,957	1,616,097
HBL Engineering Ltd.	24,199	207,647
HEG Ltd.	194,214	1,060,128
Hitachi Energy India Ltd.	973	358,944
KEI Industries Ltd.	74,841	4,291,199
Polycab India Ltd.	31,813	3,347,702
RR Kabel Ltd.	34,523	873,554
Schneider Electric Infrastructure Ltd.*	15,307	219,954
Siemens Energy India Ltd.	41,221	1,603,965
Suzlon Energy Ltd.*	30,014,604	18,676,141
TD Power Systems Ltd.	17,424	227,936
Transformers & Rectifiers India Ltd.*	67,060	248,910
Triveni Turbine Ltd.	883	6,434
V-Guard Industries Ltd.	16,180	51,279
Voltamp Transformers Ltd.	5,051	553,851
Total Electrical Equipment		43,912,056
Electronic Equipment, Instruments & Components — 0.4%
Genus Power Infrastructures Ltd.	234,191	740,732
Kaynes Technology India Ltd.*	5,142	169,586
PG Electroplast Ltd.	37,865	213,369
Redington Ltd.	2,437,699	7,112,324
Syrma SGS Technology Ltd.	11,120	164,030
Total Electronic Equipment, Instruments & Components		8,400,041
Entertainment — 0.1%
Saregama India Ltd.	189,751	987,857
Tips Music Ltd.	37,377	247,498
Total Entertainment		1,235,355
Financial Services — 0.4%
Aadhar Housing Finance Ltd.*	62,769	341,899
AvenuesAI Ltd.*	1,605,787	279,736
Bajaj Finserv Ltd.	342,734	6,445,628
Bajaj Housing Finance Ltd.*	1,050,505	971,058
India Shelter Finance Corp. Ltd.	30,788	250,233
Total Financial Services		8,288,554
Food Products — 1.3%
Avanti Feeds Ltd.	63,010	620,656
AWL Agri Business Ltd.	217,964	422,786
Balrampur Chini Mills Ltd.	197,086	1,155,444
Bikaji Foods International Ltd.	302	2,076
Bombay Burmah Trading Co.	40,761	661,072
Britannia Industries Ltd.	85,147	4,629,356
CCL Products India Ltd.	59,972	748,361
Dodla Dairy Ltd.	15,945	189,116
Godrej Agrovet Ltd.(a)	46,812	275,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2026

Investments	Shares	Value
Gujarat Ambuja Exports Ltd.	183,472	$320,450
Hatsun Agro Product Ltd.	32,528	315,886
Heritage Foods Ltd.	27,381	94,950
Kaveri Seed Co. Ltd.	72,359	680,525
KRBL Ltd.	189,002	749,249
LT Foods Ltd.	407,150	1,578,555
Marico Ltd.	384,948	3,400,771
Mrs Bectors Food Specialities Ltd.	158,417	300,186
Nestle India Ltd.	323,930	4,808,710
Parag Milk Foods Ltd.(a)	44,422	109,606
Patanjali Foods Ltd.	187,873	815,827
Tata Consumer Products Ltd.	342,701	3,894,085
Triveni Engineering & Industries Ltd.	338,876	1,512,719
Zydus Wellness Ltd.	73,962	449,591
Total Food Products		27,735,185
Gas Utilities — 0.9%
Adani Total Gas Ltd.	89,003	687,841
GAIL India Ltd.	6,490,616	11,893,906
Gujarat Energy Ltd.	544,049	1,879,712
Indraprastha Gas Ltd.	1,443,943	2,513,586
Mahanagar Gas Ltd.	172,058	2,134,122
Total Gas Utilities		19,109,167
Ground Transportation — 0.1%
Container Corp. of India Ltd.	390,788	1,962,016
VRL Logistics Ltd.	9,116	22,672
Total Ground Transportation		1,984,688
Health Care Equipment & Supplies — 0.0%
Poly Medicure Ltd.	30,751	548,172
Health Care Providers & Services — 1.0%
Apollo Hospitals Enterprise Ltd.	40,692	3,732,227
Aster DM Healthcare Ltd.(a)	167,536	1,388,394
Dr. Lal PathLabs Ltd.(a)	40,374	702,140
Fortis Healthcare Ltd.	399,324	4,036,955
Global Health Ltd.	19,303	267,913
Jupiter Life Line Hospitals Ltd.	19,039	285,790
Krishna Institute of Medical Sciences Ltd.*(a)	86,881	747,667
Krsnaa Diagnostics Ltd.	35,750	205,378
Max Healthcare Institute Ltd.	486,771	5,807,029
Metropolis Healthcare Ltd.(a)	149,889	855,310
Narayana Hrudayalaya Ltd.	54,224	1,129,462
Rainbow Children's Medicare Ltd.*	5,155	77,015
Thyrocare Technologies Ltd.(a)	104,299	605,242
Vijaya Diagnostic Centre Pvt Ltd.	16,142	230,657
Total Health Care Providers & Services		20,071,179
Health Care Technology — 0.0%
Inventurus Knowledge Solutions Ltd.*	42,496	753,948
Hotels, Restaurants & Leisure — 0.4%
Chalet Hotels Ltd.	13,903	119,688
Delta Corp. Ltd.	684,182	460,416
EIH Ltd.	139,929	473,483
Eternal Ltd.*	152,471	426,203
Indian Hotels Co. Ltd.	706,046	5,325,250
ITC Hotels Ltd.	46,940	89,255
Jubilant Foodworks Ltd.	185,708	819,276
Lemon Tree Hotels Ltd.*(a)	277,491	341,958
Tbo Tek Ltd.*	19,399	292,997
Total Hotels, Restaurants & Leisure		8,348,526
Household Durables — 0.3%
Amber Enterprises India Ltd.*	7,147	568,536
Bajaj Electricals Ltd.	85,253	287,753
Cello World Ltd.	91,042	355,959
Crompton Greaves Consumer Electricals Ltd.	546,407	1,585,963
Dixon Technologies India Ltd.	17,369	2,187,209
Eureka Forbes Ltd.*	26,012	125,995
Symphony Ltd.	16,296	117,264
Whirlpool of India Ltd.	15,151	130,056
Total Household Durables		5,358,735
Household Products — 0.0%
Jyothy Labs Ltd.	136,483	276,358
Independent Power & Renewable Electricity Producers — 3.9%
Adani Green Energy Ltd.*	61,848	974,972
Adani Power Ltd.*	10,006,009	23,653,858
Gujarat Industries Power Co. Ltd.	99,494	168,730
Jaiprakash Power Ventures Ltd.*	298,114	55,649
JSW Energy Ltd.	402,948	2,482,381
KPI Green Energy Ltd.(a)	78,143	328,600
NHPC Ltd.	7,136,288	6,131,439
NLC India Ltd.	534,753	1,819,065
NTPC Ltd.	12,439,614	46,869,289
Total Independent Power & Renewable Electricity Producers		82,483,983
Independent Power and Renewable Electricity Producers — 0.1%
Acme Solar Holdings Ltd.	132,528	532,793
Vedanta Power Ltd.*	4,848,737	2,063,276
Total Independent Power and Renewable Electricity Producers		2,596,069
Industrial Conglomerates — 0.5%
Apar Industries Ltd.	18,990	3,148,658
Balmer Lawrie & Co. Ltd.	124,762	240,327
Godrej Industries Ltd.*	62,045	769,969
Nava Ltd.	807,807	5,175,375
Siemens Ltd.*	42,248	1,606,704
Total Industrial Conglomerates		10,941,033
Insurance — 1.1%
General Insurance Corp. of India(a)	1,267,124	4,865,895
HDFC Life Insurance Co. Ltd.(a)	323,594	1,968,562
ICICI Lombard General Insurance Co. Ltd.(a)	240,888	4,432,286
ICICI Prudential Life Insurance Co. Ltd.(a)	153,323	790,354
Life Insurance Corp. of India	1,072,260	4,889,575
Max Financial Services Ltd.*	81,628	1,365,946
New India Assurance Co. Ltd.(a)	326,107	613,259
PB Fintech Ltd.*	37,835	650,950
SBI Life Insurance Co. Ltd.(a)	202,637	3,779,853
Star Health & Allied Insurance Co. Ltd.*	377	2,345
Total Insurance		23,359,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2026

Investments	Shares	Value
IT Services — 6.2%
Cigniti Technologies Ltd.*	74,013	$1,146,020
Coforge Ltd.	98,842	1,530,474
Cyient Ltd.	79,064	728,299
Happiest Minds Technologies Ltd.	237,825	856,870
HCL Technologies Ltd.	1,569,022	17,765,688
Infosys Ltd.	5,089,550	53,788,855
LTM Ltd.(a)	56,067	2,095,581
Mphasis Ltd.	85,479	1,951,974
Persistent Systems Ltd.	92,402	4,223,352
Sonata Software Ltd.	132,296	374,070
Tata Consultancy Services Ltd.	1,091,820	23,431,878
Tata Technologies Ltd.	41,163	297,485
Tech Mahindra Ltd.	924,639	13,721,293
Wipro Ltd.	4,001,567	7,203,000
Zensar Technologies Ltd.	228,164	1,025,137
Total IT Services		130,139,976
Life Sciences Tools & Services — 0.4%
Divi's Laboratories Ltd.	102,317	7,111,266
Indegene Ltd.*	73,542	408,192
SAI Life Sciences Ltd.*(a)	23,921	311,917
Syngene International Ltd.(a)	31,472	146,125
Total Life Sciences Tools & Services		7,977,500
Machinery — 1.4%
Action Construction Equipment Ltd.	15,280	165,296
AIA Engineering Ltd.	30,226	1,622,570
Anup Engineering Limited	12,321	303,447
Ashok Leyland Ltd.	2,163,258	3,603,954
BEML Ltd.	9,450	175,745
Cochin Shipyard Ltd.(a)	112,802	1,796,919
Craftsman Automation Ltd.	12,597	1,258,918
Cummins India Ltd.	130,830	7,822,123
Elgi Equipments Ltd.	185,130	1,169,741
Escorts Kubota Ltd.	27,064	839,407
Force Motors Ltd.	2,392	469,511
GMM Pfaudler Ltd.	1,042	8,691
Greaves Cotton Ltd.	164,319	381,865
Grindwell Norton Ltd.	11,729	268,398
ISGEC Heavy Engineering Ltd.	32,222	314,548
Jamna Auto Industries Ltd.	127,661	177,172
Jyoti CNC Automation Ltd.*	31,976	261,831
Kirloskar Brothers Ltd.	11,581	251,223
Kirloskar Oil Engines Ltd.	93,024	2,323,174
Kirloskar Pneumatic Co. Ltd.	26,376	544,190
LG Balakrishnan & Bros Ltd.	50,971	859,292
NRB Bearings Ltd.	83,007	389,347
Olectra Greentech Ltd.	142	2,250
Shakti Pumps India Ltd.	65,370	402,991
SKF India Industrial Ltd.*	21,149	646,097
Tega Industries Ltd.	8,207	147,114
Texmaco Rail & Engineering Ltd.	292,107	332,228
Thermax Ltd.	33,432	1,822,255
Timken India Ltd.	17,697	651,672
Titagarh Rail System Ltd.	737	6,857
Total Machinery		29,018,826
Marine Transportation — 0.1%
Shipping Corp. of India Ltd.	702,039	2,264,265
Media — 0.1%
Affle 3i Ltd.*	45,577	683,472
Sun TV Network Ltd.	235,369	1,281,915
Zee Entertainment Enterprises Ltd.	360,874	394,618
Total Media		2,360,005
Metals & Mining — 9.3%
APL Apollo Tubes Ltd.	98,327	1,858,016
Ashapura Minechem Ltd.	48,960	341,938
Godawari Power & Ispat Ltd.	658,463	1,778,347
Goodluck India Ltd.	8,517	133,794
Gravita India Ltd.*	13,860	238,695
Hindalco Industries Ltd.	5,023,241	50,763,742
Hindustan Copper Ltd.	148,620	786,758
Hindustan Zinc Ltd.	615,735	3,468,027
Jai Balaji Industries Ltd.*	421,998	301,323
Jindal Saw Ltd.	464,832	1,284,075
Jindal Stainless Ltd.	715,298	5,234,077
Jindal Steel Ltd.	664,043	7,436,734
JSW Steel Ltd.	776,811	10,064,373
Kalyani Steels Ltd.	25,948	241,213
Lloyds Metals & Energy Ltd.	67,494	1,290,859
Maharashtra Seamless Ltd.	15,985	100,950
Mishra Dhatu Nigam Ltd.(a)	4,681	20,693
National Aluminium Co. Ltd.	2,799,326	10,042,929
NMDC Ltd.	16,434,467	14,785,313
Prakash Industries Ltd.	281,064	413,525
Ramkrishna Forgings Ltd.	61,915	369,493
Ratnamani Metals & Tubes Ltd.	25,348	672,135
Sandur Manganese & Iron Ores Ltd.	484,081	1,037,367
Sarda Energy & Minerals Ltd.	320,513	1,680,464
Shyam Metalics & Energy Ltd.	49,774	499,534
Steel Authority of India Ltd.	2,794,443	5,121,639
Surya Roshni Ltd.	198,325	542,080
Tata Steel Ltd.	16,775,899	33,328,938
Usha Martin Ltd.	275,141	1,444,320
Vedanta Aluminium Metal Ltd.*	4,848,737	22,971,617
Vedanta Iron & Steel Ltd.*	4,848,737	1,806,135
Vedanta Ltd.	4,811,033	14,269,125
Welspun Corp. Ltd.	178,906	2,876,407
Total Metals & Mining		197,204,635
Office REITs — 0.0%
Mindspace Business Parks REIT(a)	166,769	834,015
Oil, Gas & Consumable Fuels — 16.4%
Aegis Logistics Ltd.	305,010	3,782,709
Bharat Petroleum Corp. Ltd.	1,919,977	6,156,948
Chennai Petroleum Corp. Ltd.	79,417	970,115
Coal India Ltd.	12,609,702	58,486,824
Great Eastern Shipping Co. Ltd.	800,607	12,543,798
Gujarat Mineral Development Corp. Ltd.	86,519	533,736
Hindustan Oil Exploration Co. Ltd.*	284,146	482,898
Hindustan Petroleum Corp. Ltd.	3,170,455	13,211,520
Indian Oil Corp. Ltd.	10,591,800	15,595,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2026

Investments	Shares	Value
Mangalore Refinery & Petrochemicals Ltd.	1,037,412	$1,633,513
Oil & Natural Gas Corp. Ltd.	22,302,065	55,343,590
Oil India Ltd.	5,663,530	24,946,546
Petronet LNG Ltd.	2,538,904	7,531,520
Reliance Industries Ltd.	10,381,504	141,905,825
Vedanta Oil & Gas Ltd.*	4,848,737	1,651,440
Total Oil, Gas & Consumable Fuels		344,776,847
Paper & Forest Products — 0.1%
Century Plyboards India Ltd.	71,882	568,738
JK Paper Ltd.	459,973	1,705,363
Total Paper & Forest Products		2,274,101
Passenger Airlines — 0.3%
InterGlobe Aviation Ltd.(a)	99,961	5,669,108
Personal Care Products — 1.1%
Bajaj Consumer Care Ltd.*	429,835	2,719,993
Colgate-Palmolive India Ltd.	91,445	1,930,069
Dabur India Ltd.	369,250	1,646,941
Emami Ltd.	232,668	993,756
Gillette India Ltd.	2,710	219,858
Godrej Consumer Products Ltd.	203,922	2,175,829
Hindustan Unilever Ltd.	558,439	12,496,314
Total Personal Care Products		22,182,760
Pharmaceuticals — 4.8%
Aarti Drugs Ltd.	73,885	294,966
Aarti Pharmalabs Ltd.	63,253	454,424
Acutaas Chemicals Ltd.	5,917	220,418
Aether Industries Ltd.*	3,515	50,468
Ajanta Pharma Ltd.	27,670	1,000,500
Alembic Pharmaceuticals Ltd.	90,573	787,238
Alivus Life Sciences Ltd.	28,446	347,541
Alkem Laboratories Ltd.	31,714	1,866,145
Aurobindo Pharma Ltd.	418,759	6,983,980
Blue Jet Healthcare Ltd.	51,116	283,610
Caplin Point Laboratories Ltd.	85,199	2,363,570
Cipla Ltd.	556,889	8,621,127
Cohance Lifesciences Ltd.*	96,290	464,011
Concord Biotech Ltd.	38,274	517,632
Dr. Reddy’s Laboratories Ltd.	1,087,059	15,584,907
FDC Ltd.	42,862	191,922
Gland Pharma Ltd.(a)	55,220	1,455,480
GlaxoSmithKline Pharmaceuticals Ltd.	37,368	967,294
Glenmark Pharmaceuticals Ltd.	116,268	2,707,510
Granules India Ltd.	299,244	2,570,921
IOL Chemicals & Pharmaceuticals Ltd.	303,396	465,677
Ipca Laboratories Ltd.	111,354	2,001,011
JB Chemicals & Pharmaceuticals Ltd.	50,669	1,228,951
Jubilant Pharmova Ltd.	24,117	247,364
Laurus Labs Ltd.(a)	519,393	8,325,981
Lupin Ltd.	126,883	3,242,489
Mankind Pharma Ltd.	41,828	1,124,855
Marksans Pharma Ltd.	387,795	1,117,639
Natco Pharma Ltd.	127,024	1,249,725
Neuland Laboratories Ltd.	15,082	2,960,196
Strides Pharma Science Ltd.	49,686	573,659
Sun Pharmaceutical Industries Ltd.	1,216,791	23,941,508
Supriya Lifescience Ltd.	5,100	54,850
Torrent Pharmaceuticals Ltd.	60,096	2,933,163
Zydus Lifesciences Ltd.	327,093	3,844,586
Total Pharmaceuticals		101,045,318
Professional Services — 0.4%
BLS International Services Ltd.	137,896	365,066
Computer Age Management Services Ltd.	177,734	1,496,189
Datamatics Global Services Ltd.	42,912	366,339
Digitide Solutions Ltd.*	101,377	90,915
eClerx Services Ltd.	120,434	1,685,666
Firstsource Solutions Ltd.	754,998	1,822,117
International Gemological Institute Ltd.	138,111	518,178
L&T Technology Services Ltd.(a)	28,774	954,424
Quess Corp. Ltd.(a)	224,707	635,270
RITES Ltd.	178,261	385,132
Sagility Ltd.	1,058,149	440,435
TeamLease Services Ltd.*	34,854	532,096
Total Professional Services		9,291,827
Real Estate Management & Development — 0.9%
Anant Raj Ltd.	80,944	445,728
Brigade Enterprises Ltd.	37,187	196,682
DLF Ltd.	354,984	2,325,277
Embassy Developments Ltd.*	350,127	229,772
Ganesh Housing Ltd.	66,874	539,747
Genus Prime Infra Ltd.*	22,720	7,520
Godrej Properties Ltd.*	50,062	987,185
Lodha Developers Ltd.(a)	57,405	579,303
Mahindra Lifespace Developers Ltd.	1,751	6,779
NESCO Ltd.	46,026	524,351
Oberoi Realty Ltd.	178,064	3,328,069
Phoenix Mills Ltd.	305,630	6,291,554
Prestige Estates Projects Ltd.	197,982	3,272,414
Sobha Ltd.	69,246	1,008,418
Total Real Estate Management & Development		19,742,799
Semiconductors & Semiconductor Equipment — 0.1%
Premier Energies Ltd.(a)	106,901	1,186,926
WAAREE Energies Ltd.	26,069	811,603
Total Semiconductors & Semiconductor Equipment		1,998,529
Software — 0.6%
AurionPro Solutions Ltd.	69,415	628,601
Birlasoft Ltd.	282,628	854,822
BlackBuck Ltd.*	86,553	485,347
Intellect Design Arena Ltd.	141,830	1,074,677
KPIT Technologies Ltd.	8,939	63,417
Newgen Software Technologies Ltd.	127,364	634,474
Oracle Financial Services Software Ltd.	53,039	6,037,706
Rategain Travel Technologies Ltd.*	10,648	101,144
Tanla Platforms Ltd.	219,863	1,231,258
Tata Elxsi Ltd.	38,393	1,553,302
Total Software		12,664,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2026

Investments	Shares	Value
Specialty Retail — 0.1%
Cartrade Tech Ltd.*	13,050	$371,267
Go Fashion India Ltd.*	83,619	347,740
Metro Brands Ltd.	40,412	428,972
PC Jeweller Ltd.*	4,025,205	372,504
Senco Gold Ltd.	68,111	237,593
Trent Ltd.	29,025	1,006,536
Total Specialty Retail		2,764,612
Textiles, Apparel & Luxury Goods — 1.0%
Arvind Ltd.	484,068	3,002,325
Campus Activewear Ltd.	264,065	656,266
Garware Technical Fibres Ltd.	34,569	279,612
Gokaldas Exports Ltd.*	7,229	66,689
Indo Count Industries Ltd.	154,969	717,474
Kalyan Jewellers India Ltd.	67,331	275,061
KPR Mill Ltd.	97,450	1,212,016
Page Industries Ltd.	3,892	1,700,974
Pearl Global Industries Ltd.	8,927	190,085
Safari Industries India Ltd.	3,381	56,934
Siyaram Silk Mills Ltd.	10,874	73,308
Swan Corp. Ltd.	133,377	441,660
Titan Co. Ltd.	165,688	7,708,637
Trident Ltd.	1,663,500	459,024
Vaibhav Global Ltd.	49,321	119,454
Vardhman Textiles Ltd.	244,441	1,642,755
Welspun Living Ltd.*	368,946	619,102
Total Textiles, Apparel & Luxury Goods		19,221,376
Tobacco — 0.6%
Godfrey Phillips India Ltd.	74,577	1,712,079
ITC Ltd.	3,332,921	10,103,468
VST Industries Ltd.	159,571	438,801
Total Tobacco		12,254,348
Trading Companies & Distributors — 0.3%
Adani Enterprises Ltd.	87,913	2,819,643
IndiaMart InterMesh Ltd.(a)	26,281	529,292
MMTC Ltd.*	701,835	504,548
MSTC Ltd.	133,991	1,004,167
Refex Industries Ltd.	51,918	195,367
Sanghvi Movers Ltd.	45,530	210,866
Total Trading Companies & Distributors		5,263,883
Transportation Infrastructure — 0.8%
Adani Ports & Special Economic Zone Ltd.	792,411	15,153,617
Gujarat Pipavav Port Ltd.	407,819	650,985
JSW Infrastructure Ltd.	189,339	644,373
Total Transportation Infrastructure		16,448,975
Water Utilities — 0.0%
VA Tech Wabag Ltd.	29,025	616,046
Wireless Telecommunication Services — 1.4%
Bharti Airtel Ltd.	1,533,018	29,993,522
Bharti Hexacom Ltd.	24,509	383,978
Total Wireless Telecommunication Services		30,377,500
TOTAL COMMON STOCKS (COST: $1,476,223,391)		2,154,951,736
MUTUAL FUND — 0.2%
United States — 0.2%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)
(Cost: $3,181,343)	3,181,343	3,181,343
TOTAL INVESTMENTS IN SECURITIES — 102.5% (Cost: $1,479,404,734)		2,158,133,079
Other Liabilities less Assets — (2.5)%		(51,728,427)
NET ASSETS — 100.0%		$2,106,404,652

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $320, which represents 0.0% of net assets.

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Building Products	$5,192,670	$–	$320	*	$5,192,990
Other	2,149,758,746	–	–		2,149,758,746
Mutual Fund	–	3,181,343	–		3,181,343
Total Investments in Securities	$2,154,951,416	$3,181,343	$320		$2,158,133,079

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Hedged Equity Fund (INDH)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 102.0%
India — 102.0%
Aerospace & Defense — 2.2%
Bharat Electronics Ltd.	20,154	$87,677
Hindustan Aeronautics Ltd.	921	42,628
Total Aerospace & Defense		130,305
Automobiles — 8.9%
Bajaj Auto Ltd.	393	40,338
Eicher Motors Ltd.	841	62,845
Hero MotoCorp Ltd.	774	39,202
Mahindra & Mahindra Ltd.	5,618	182,133
Maruti Suzuki India Ltd.	695	103,635
Tata Motors Passenger Vehicles Limited	10,527	39,168
TVS Motor Co. Ltd.	1,382	50,524
Total Automobiles		517,845
Banks — 22.3%
Axis Bank Ltd.	12,977	184,485
HDFC Bank Ltd.	54,325	457,946
ICICI Bank Ltd.	28,779	418,101
Kotak Mahindra Bank Ltd.	29,974	124,207
State Bank of India	10,191	110,557
Total Banks		1,295,296
Beverages — 1.1%
United Spirits Ltd.	1,905	27,177
Varun Beverages Ltd.	6,695	35,898
Total Beverages		63,075
Chemicals — 1.6%
Asian Paints Ltd.	2,537	70,641
Pidilite Industries Ltd.	1,302	21,907
Total Chemicals		92,548
Construction & Engineering — 2.8%
Larsen & Toubro Ltd.	3,741	163,751
Construction Materials — 2.8%
Ambuja Cements Ltd.	4,011	17,875
Grasim Industries Ltd.	1,953	63,959
UltraTech Cement Ltd.	682	81,076
Total Construction Materials		162,910
Consumer Staples Distribution & Retail — 0.7%
Avenue Supermarts Ltd.*(a)	825	38,180
Electric Utilities — 2.0%
Power Grid Corp. of India Ltd.	24,722	74,773
Tata Power Co. Ltd.	10,025	40,827
Total Electric Utilities		115,600
Electrical Equipment — 0.3%
Suzlon Energy Ltd.*	26,521	16,502
Financial Services — 0.6%
Bajaj Finserv Ltd.	1,985	37,331
Food Products — 2.3%
Britannia Industries Ltd.	661	35,938
Nestle India Ltd.	4,088	60,686
Tata Consumer Products Ltd.	3,420	38,861
Total Food Products		135,485
Gas Utilities — 0.3%
GAIL India Ltd.	9,545	17,491
Health Care Providers & Services — 1.7%
Apollo Hospitals Enterprise Ltd.	548	50,262
Max Healthcare Institute Ltd.	3,942	47,027
Total Health Care Providers & Services		97,289
Hotels, Restaurants & Leisure — 2.0%
Eternal Ltd.*	27,495	76,857
Indian Hotels Co. Ltd.	4,826	36,399
Total Hotels, Restaurants & Leisure		113,256
Independent Power & Renewable Electricity Producers — 3.3%
Adani Green Energy Ltd.*	2,051	32,332
Adani Power Ltd.*	25,164	59,487
NTPC Ltd.	25,578	96,372
Total Independent Power & Renewable Electricity Producers		188,191
Independent Power and Renewable Electricity Producers — 0.0%
Vedanta Power Ltd.*	4,400	1,872
Insurance — 2.0%
HDFC Life Insurance Co. Ltd.(a)	4,899	29,803
ICICI Lombard General Insurance Co. Ltd.(a)	1,164	21,417
PB Fintech Ltd.*	841	14,469
SBI Life Insurance Co. Ltd.(a)	2,683	50,047
Total Insurance		115,736
Interactive Media & Services — 0.4%
Info Edge India Ltd.	2,028	20,953
IT Services — 9.1%
Coforge Ltd.	1,714	26,540
HCL Technologies Ltd.	5,703	64,574
Infosys Ltd.	19,827	209,541
LTM Ltd.(a)	346	12,932
Persistent Systems Ltd.	280	12,798
Tata Consultancy Services Ltd.	5,646	121,170
Tech Mahindra Ltd.	3,523	52,280
Wipro Ltd.	14,373	25,872
Total IT Services		525,707
Life Sciences Tools & Services — 0.8%
Divi's Laboratories Ltd.	678	47,123
Machinery — 0.7%
Cummins India Ltd.	715	42,749
Metals & Mining — 4.7%
Hindalco Industries Ltd.	7,693	77,744
JSW Steel Ltd.	5,584	72,346
Tata Steel Ltd.	44,439	88,288
Vedanta Aluminium Metal Ltd.*	4,400	20,846
Vedanta Iron & Steel Ltd.*	4,400	1,639
Vedanta Ltd.	3,945	11,700
Total Metals & Mining		272,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Hedged Equity Fund (INDH)

June 30, 2026

Investments	Shares	Value
Oil, Gas & Consumable Fuels — 11.8%
Bharat Petroleum Corp. Ltd.	10,192	$32,683
Coal India Ltd.	10,552	48,943
Indian Oil Corp. Ltd.	20,312	29,908
Oil & Natural Gas Corp. Ltd.	22,143	54,949
Reliance Industries Ltd.	37,651	514,655
Vedanta Oil & Gas Ltd.*	4,400	1,499
Total Oil, Gas & Consumable Fuels		682,637
Passenger Airlines — 0.5%
InterGlobe Aviation Ltd.(a)	463	26,258
Personal Care Products — 2.4%
Godrej Consumer Products Ltd.	2,508	26,760
Hindustan Unilever Ltd.	5,157	115,399
Total Personal Care Products		142,159
Pharmaceuticals — 3.7%
Cipla Ltd.	3,091	47,852
Dr. Reddy’s Laboratories Ltd.	3,362	48,200
Sun Pharmaceutical Industries Ltd.	6,141	120,830
Total Pharmaceuticals		216,882
Real Estate Management & Development — 0.4%
DLF Ltd.	3,803	24,911
Specialty Retail — 0.9%
Trent Ltd.	1,536	53,266
Textiles, Apparel & Luxury Goods — 1.9%
Titan Co. Ltd.	2,378	110,637
Tobacco — 0.9%
ITC Ltd.	16,884	51,182
Trading Companies & Distributors — 0.8%
Adani Enterprises Ltd.	1,418	45,480
Transportation Infrastructure — 1.4%
Adani Ports & Special Economic Zone Ltd.	4,322	82,651
Wireless Telecommunication Services — 4.7%
Bharti Airtel Ltd.	13,806	270,115
TOTAL COMMON STOCKS (COST: $6,009,777)		5,917,936
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)
(Cost: $3,402)	3,402	3,402
TOTAL INVESTMENTS IN SECURITIES — 102.1% (Cost: $6,013,179)		5,921,338
Other Liabilities less Assets — (2.1)%		(123,658)
NET ASSETS — 100.0%		$5,797,680

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
INR	Indian rupee
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Hedged Equity Fund (INDH)

June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2026	566,086,166	INR	5,987,162	USD	$–	$(7,321)
Bank of America NA	8/5/2026	5,796,662	USD	549,784,458	INR	6,209	–
Goldman Sachs	7/3/2026	5,958,802	USD	566,086,166	INR	–	(21,039)
						$6,209	$(28,360)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,917,936	$–	$–	$5,917,936
Mutual Fund	–	3,402	–	3,402
Total Investments in Securities	$5,917,936	$3,402	$–	$5,921,338
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$6,209	$–	$6,209
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(28,360)	$–	$(28,360)
Total - Net	$5,917,936	$(18,749)	$–	$5,899,187

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 97.5%
Australia — 5.9%
APA Group	49,915	$350,653
Evolution Mining Ltd.	15,541	126,510
National Australia Bank Ltd.	48,633	1,275,615
Northern Star Resources Ltd.	9,193	120,691
Scentre Group	167,508	447,951
Sonic Healthcare Ltd.	12,876	185,635
Suncorp Group Ltd.	11,618	155,264
Transurban Group	52,218	520,220
Vicinity Ltd.	165,576	295,955
Total Australia		3,478,494
Belgium — 1.7%
Ageas SA	3,053	244,335
Anheuser-Busch InBev SA	2,031	168,719
Syensqo SA	7,856	580,222
Total Belgium		993,276
Denmark — 1.1%
Carlsberg AS, Class B	1,398	183,207
Danske Bank AS	8,262	442,544
Total Denmark		625,751
Finland — 0.2%
Nokia OYJ	9,299	122,848
France — 10.2%
Alstom SA*	7,344	127,751
AXA SA	12,722	637,801
Capgemini SE	4,884	491,158
Carrefour SA	8,095	150,394
Danone SA	1,988	163,056
Eiffage SA	4,247	626,857
Gecina SA	1,918	161,284
Getlink SE	9,664	205,509
Klepierre SA	4,492	187,864
LVMH Moet Hennessy Louis Vuitton SE	277	153,312
Orange SA	6,815	128,600
Publicis Groupe SA	1,739	171,900
Renault SA	7,008	200,947
TotalEnergies SE	20,588	1,601,308
Vinci SA	6,899	1,008,039
Total France		6,015,780
Germany — 4.0%
BASF SE	3,607	192,915
Bayer AG, Registered Shares	17,768	983,408
Deutsche Telekom AG, Registered Shares	12,194	332,503
Evonik Industries AG	21,409	388,694
Fresenius Medical Care AG	3,041	137,680
Hannover Rueck SE	465	128,868
HochTief AG	322	186,648
Total Germany		2,350,716
Hong Kong — 1.5%
CK Asset Holdings Ltd.	29,500	166,195
Hong Kong & China Gas Co. Ltd.	146,000	121,014
Hongkong Land Holdings Ltd.	22,900	163,048
Link REIT	30,800	143,355
Swire Pacific Ltd., Class A	13,500	140,646
Wharf Real Estate Investment Co. Ltd.	48,000	130,864
Total Hong Kong		865,122
Ireland — 0.6%
AIB Group PLC	29,595	347,665
Israel — 1.3%
Mizrahi Tefahot Bank Ltd.	11,275	745,498
Italy — 7.5%
Banca Mediolanum SpA	31,428	782,591
Generali	12,285	598,476
Intesa Sanpaolo SpA	91,490	626,557
Italgas SpA	45,324	525,185
Leonardo SpA	2,426	130,153
Poste Italiane SpA	19,291	631,226
Unipol Assicurazioni SpA	39,417	1,100,048
Total Italy		4,394,236
Ivory Coast — 0.2%
Endeavour Mining PLC	2,467	121,281
Japan — 21.6%
Advantest Corp.	1,000	198,985
Aeon Co. Ltd.	23,900	197,200
AGC, Inc.	9,700	415,693
Aisin Corp.	18,400	247,541
Asahi Group Holdings Ltd.	27,300	260,024
Bridgestone Corp.	47,600	998,714
East Japan Railway Co.	14,800	310,342
FANUC Corp.	5,500	248,900
Fujikura Ltd.	4,500	172,718
Honda Motor Co. Ltd.	17,300	157,539
Ibiden Co. Ltd.	1,200	175,838
Inpex Corp.	6,400	128,571
JFE Holdings, Inc.(a)	17,400	167,014
JX Advanced Metals Corp.	7,600	205,659
Kioxia Holdings Corp.*	400	220,717
Komatsu Ltd.	18,300	707,341
Kubota Corp.	31,600	522,146
Kyowa Kirin Co. Ltd.	9,600	152,809
Makita Corp.	14,400	513,093
Mitsubishi Chemical Group Corp.	151,200	1,049,864
Mitsubishi Corp.	6,100	163,155
Mitsubishi UFJ Financial Group, Inc.	27,200	536,720
Mitsui Fudosan Co. Ltd.	15,300	141,115
Mitsui Kinzoku Co. Ltd.	500	130,903
Mizuho Financial Group, Inc.	8,100	385,899
Nippon Steel Corp.	46,500	153,383
Nippon Yusen KK	4,200	134,793
Olympus Corp.	13,900	145,307
ORIX Corp.	8,200	310,240
Otsuka Corp.	10,100	172,357
Renesas Electronics Corp.	7,900	233,658
SMC Corp.	400	175,431
SoftBank Group Corp.	16,900	620,057
Subaru Corp.	9,400	138,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2026

Investments	Shares	Value
Sumitomo Corp.	38,000	$362,172
Sumitomo Metal Mining Co. Ltd.	8,100	372,244
Sumitomo Mitsui Financial Group, Inc.	3,900	152,281
Takeda Pharmaceutical Co. Ltd.	11,600	367,931
Terumo Corp.	9,700	133,332
Toray Industries, Inc.	19,800	137,360
Toyota Motor Corp.	11,400	191,140
Unicharm Corp.	54,300	315,259
West Japan Railway Co.	8,200	137,487
Total Japan		12,661,163
Mexico — 0.4%
Fresnillo PLC	6,578	239,307
Netherlands — 0.6%
EXOR NV	1,809	138,571
Nebius Group NV*(a)	769	212,375
Total Netherlands		350,946
Norway — 2.1%
DNB Bank ASA	40,616	1,209,594
Portugal — 0.5%
Banco Comercial Portugues SA, Class R	238,714	282,474
Singapore — 5.3%
DBS Group Holdings Ltd.	3,100	156,744
Oversea-Chinese Banking Corp. Ltd.	64,600	1,238,111
United Overseas Bank Ltd.	56,500	1,736,781
Total Singapore		3,131,636
South Korea — 0.3%
Delivery Hero SE*(b)	4,373	179,987
Spain — 5.2%
Aena SME SA(b)	12,897	393,106
Amadeus IT Group SA	3,718	217,130
Banco Bilbao Vizcaya Argentaria SA	39,135	978,531
Endesa SA	19,701	898,263
Mapfre SA	84,359	417,618
Redeia Corp. SA	8,104	137,960
Total Spain		3,042,608
Sweden — 5.7%
Skandinaviska Enskilda Banken AB, Class A	53,708	1,070,481
Svenska Handelsbanken AB, Class A	45,601	671,895
Swedbank AB, Class A	42,688	1,596,695
Total Sweden		3,339,071
Switzerland — 2.3%
Nestle SA, Registered Shares	2,062	212,373
Swatch Group AG, Bearer Shares	1,574	385,573
Zurich Insurance Group AG	1,054	782,154
Total Switzerland		1,380,100
United Kingdom — 13.0%
Admiral Group PLC	3,732	176,337
Associated British Foods PLC	5,485	144,580
Barclays PLC	25,535	171,693
British American Tobacco PLC	21,685	1,346,106
GSK PLC	35,856	942,755
HSBC Holdings PLC	12,342	234,378
Imperial Brands PLC	17,845	660,568
M&G PLC	199,470	890,078
NatWest Group PLC	21,934	194,176
Reckitt Benckiser Group PLC	9,631	627,760
Standard Life PLC	98,879	1,093,205
Unilever PLC	4,633	278,403
United Utilities Group PLC	42,809	743,750
Verisure PLC*	11,959	133,446
Total United Kingdom		7,637,235
United States — 6.3%
BP PLC	45,644	282,974
Haleon PLC	30,675	141,560
Holcim AG, Registered Shares*	6,094	550,587
Sanofi SA	4,561	391,512
Shell PLC	29,288	1,140,130
Stellantis NV*	32,203	183,186
Swiss Re AG	6,167	982,408
Total United States		3,672,357
TOTAL COMMON STOCKS
(Cost: $49,101,013)		57,187,145
PREFERRED STOCKS — 0.6%
Germany — 0.6%
Henkel AG & Co. KGaA, 3.01%
(Cost: $331,270)	4,147	348,673
EXCHANGE-TRADED FUND — 0.4%
United States — 0.4%
iShares MSCI EAFE Value ETF
(Cost: $234,527)	3,078	235,621

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.6%
United States — 1.6%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)
(Cost: $940,675)	940,675	940,675
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $50,607,485)		58,712,114
Other Liabilities less Assets — (0.1)%		(29,494)
NET ASSETS — 100.0%		$58,682,620

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $379,379 and the total market value of the collateral held by the Fund was $1,323,338. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $382,663.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$57,187,145	$–	$–	$57,187,145
Preferred Stocks	348,673	–	–	348,673
Exchange-Traded Fund	235,621	–	–	235,621
Investment of Cash Collateral for Securities Loaned	–	940,675	–	940,675
Total Investments in Securities	$57,771,439	$940,675	$–	$58,712,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.3%
Australia — 6.7%
ALS Ltd.	24,514	$387,899
Ampol Ltd.	3,653	83,263
Ansell Ltd.	1,108	24,364
ANZ Group Holdings Ltd.	70,799	1,733,902
APA Group	82,293	578,108
Aristocrat Leisure Ltd.	10,255	435,303
Aussie Broadband Ltd.	35,014	119,590
Australian Clinical Labs Ltd.	163	253
Bendigo & Adelaide Bank Ltd.	10,584	77,359
BHP Group Ltd.	138,654	5,705,934
BlueScope Steel Ltd.	9,759	215,474
Brambles Ltd.	46,194	623,422
Breville Group Ltd.	13,973	312,293
CAR Group Ltd.	28,002	499,738
Centuria Capital Group	36,429	48,709
Cleanaway Waste Management Ltd.	69,574	113,272
Cochlear Ltd.	535	45,126
Codan Ltd.	16,560	506,408
Coles Group Ltd.	43,156	728,626
Commonwealth Bank of Australia	32,540	3,711,146
Computershare Ltd.	12,963	343,784
Corporate Travel Management Ltd.*^	12,273	91,449
Cromwell Property Group	298,432	89,938
CSL Ltd.	2,226	176,949
Dalrymple Bay Infrastructure Ltd.	54,926	218,803
Dexus	15,292	57,209
Dicker Data Ltd.	13,800	120,273
Downer EDI Ltd.	21,827	121,730
Dyno Nobel Ltd.	34,504	93,705
Eagers Automotive Ltd.	2,930	43,156
Evolution Mining Ltd.	46,318	377,047
EVT Ltd.	11,750	104,848
Goodman Group	25,334	546,375
GPT Group	39,031	131,959
GWA Group Ltd.	45,894	73,129
Hansen Technologies Ltd.	13,213	40,644
Harvey Norman Holdings Ltd.	19,403	64,792
Helia Group Ltd.	17,768	68,196
Imdex Ltd.	43,945	124,825
Ingenia Communities Group	46,453	142,247
Insurance Australia Group Ltd.	18,719	104,915
Integral Diagnostics Ltd.	34,555	47,879
IVE Group Ltd.	55,111	108,434
JB Hi-Fi Ltd.	5,953	331,919
Lottery Corp. Ltd.	105,952	422,804
Lovisa Holdings Ltd.	13,370	218,878
Lycopodium Ltd.	8,665	108,116
Maas Group Holdings Ltd.	40,792	150,064
Macmahon Holdings Ltd.	154,427	102,173
Macquarie Group Ltd.	5,611	972,953
Mader Group Ltd.	24,572	134,826
Metcash Ltd.	44,602	91,156
Mirvac Group	95,171	113,407
Monadelphous Group Ltd.	11,121	238,766
MyState Ltd.	22,944	72,802
National Australia Bank Ltd.	71,370	1,871,993
Nick Scali Ltd.	8,056	91,085
Northern Star Resources Ltd.	33,875	444,730
NRW Holdings Ltd.	41,307	212,914
Orica Ltd.	11,797	193,536
Origin Energy Ltd.	46,307	352,255
Perseus Mining Ltd.	56,803	188,895
Pro Medicus Ltd.	2,863	403,501
Qantas Airways Ltd.	43,998	323,717
QBE Insurance Group Ltd.	12,402	216,435
Qube Holdings Ltd.	67,814	239,606
Ramelius Resources Ltd.	119,873	242,500
REA Group Ltd.(a)	2,569	247,731
Redox Ltd.	38,236	105,165
Regis Healthcare Ltd.	26,331	118,391
Rio Tinto Ltd.(a)	12,298	1,469,795
Rio Tinto PLC	42,075	3,977,210
Scentre Group	211,987	566,897
SEEK Ltd.	6,462	60,214
SGH Ltd.	9,770	315,690
Sigma Healthcare Ltd.	225,540	429,699
SmartGroup Corp. Ltd.	3,495	30,969
SRG Global Ltd.	39,284	108,320
Stockland	141,274	399,329
Suncorp Group Ltd.	5,885	78,648
Super Retail Group Ltd.	9,105	83,139
Supply Network Ltd.	5,342	118,171
Tasmea Ltd.(a)	19,465	127,976
Technology One Ltd.	21,280	434,470
Telstra Group Ltd.	462,253	1,626,864
TPG Telecom Ltd.	42,284	105,460
Transurban Group	130,510	1,300,201
Universal Store Holdings Ltd.(a)	11,942	64,367
Ventia Services Group Pty. Ltd.	62,070	266,183
Vicinity Ltd.	195,257	349,007
Vulcan Steel Ltd.	20,993	74,174
Waypoint REIT Ltd.	5,025	8,460
Wesfarmers Ltd.	35,577	2,228,156
Westgold Resources Ltd.	44,077	143,522
Westpac Banking Corp.	72,213	1,761,527
Whitehaven Coal Ltd.	4,968	26,261
WiseTech Global Ltd.	2,040	46,639
Woolworths Group Ltd.	26,352	730,814
Worley Ltd.	6,188	47,415
Total Australia		44,432,370
Austria — 0.4%
ANDRITZ AG	3,062	264,659
CA Immobilien Anlagen AG	3,882	101,193
Erste Group Bank AG	8,702	1,165,028
Kontron AG^	4,264	113,198
Strabag SE, Bearer Shares	4,049	412,464
Telekom Austria AG	37,868	419,957
Verbund AG	3,491	221,914
Wienerberger AG	878	22,686
Total Austria		2,721,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
Belgium — 1.2%
Ackermans & van Haaren NV	490	$160,110
Ageas SA	3,962	317,083
Anheuser-Busch InBev SA	25,437	2,113,107
Barco NV	2,065	19,808
Bekaert SA	1,711	76,389
Cofinimmo SA	1,838	174,100
Colruyt Group NV	1,960	80,582
Elia Group SA	2,371	378,965
Fagron	7,553	208,112
Financiere de Tubize SA	888	234,523
KBC Group NV	12,805	1,746,547
Kinepolis Group NV	3,016	122,238
Melexis NV	5,046	450,566
Montea NV	2,811	215,004
Shurgard Self Storage Ltd.	500	14,634
Solvay SA	2,986	89,717
Syensqo SA	2,353	173,786
UCB SA	1,987	595,195
VGP NV	3,136	301,890
Warehouses De Pauw CVA	13,737	346,464
Total Belgium		7,818,820
Brazil — 0.0%
Yara International ASA	1,340	58,960
Chile — 0.1%
Antofagasta PLC	15,586	790,225
China — 0.5%
BOC Aviation Ltd.(b)	21,200	219,649
BOC Hong Kong Holdings Ltd.	439,944	2,377,545
Health & Happiness H&H International Holdings Ltd.	46,000	59,714
Morimatsu International Holdings Co. Ltd.	47,000	45,969
Prosus NV^	12,302	534,325
VSTECS Holdings Ltd.	44,000	49,543
Total China		3,286,745
Denmark — 1.1%
AL Sydbank	1,497	131,886
Ambu AS, Class B	33,317	310,850
Carlsberg AS, Class B	1,533	200,899
Danske Bank AS	23,119	1,238,341
H Lundbeck AS	5,585	36,288
ISS AS	4,173	170,801
Novo Nordisk AS, Class B	85,907	4,133,732
Pandora AS	3,218	369,445
Rockwool AS, Class B	36	1,152
Royal Unibrew AS	1,797	118,572
Tryg AS	2,261	51,493
Vestas Wind Systems AS	9,230	260,608
Total Denmark		7,024,067
Finland — 1.5%
Elisa OYJ	6,308	264,967
Fortum OYJ	24,589	570,405
F-Secure OYJ	39,673	93,438
Harvia OYJ(a)	2,510	119,379
Hiab OYJ, Class B	1,894	120,072
Kalmar OYJ, Class B	1,483	65,142
Kemira OYJ	6,955	130,487
Kone OYJ, Class B	17,273	982,671
Konecranes OYJ	11,427	351,173
Metso OYJ	33,425	580,865
Neste OYJ	14,067	460,611
Nokian Renkaat OYJ(a)	13,900	190,226
Nordea Bank Abp	217,812	4,133,806
Orion OYJ, Class B	5,461	449,224
Outokumpu OYJ	17,988	103,548
Puuilo OYJ	8,594	176,466
Raisio OYJ, Class V	28,402	82,966
Sampo OYJ, Class A	39,276	412,850
Sanoma OYJ	15,795	152,774
Terveystalo OYJ(b)	6,269	54,902
Valmet OYJ	6,640	160,333
Wartsila OYJ Abp	15,608	595,654
Total Finland		10,251,959
France — 8.2%
Accor SA	10,949	636,415
Aeroports de Paris SA(a)	2,671	348,128
Air Liquide SA	10,026	1,986,261
Airbus SE	7,006	1,558,258
AXA SA	110,402	5,534,862
Ayvens SA(b)	20,700	272,636
BioMerieux	1,707	134,076
BNP Paribas SA	47,522	5,549,461
Bouygues SA	9,864	550,455
Bureau Veritas SA	12,992	397,784
Cie de Saint-Gobain SA	9,137	826,932
Cie des Alpes	3,353	84,528
Cie Generale des Etablissements Michelin SCA	18,547	715,662
Covivio SA	3,806	233,235
Credit Agricole SA	109,862	2,210,024
Danone SA	19,923	1,634,091
Dassault Aviation SA	1,541	505,996
Dassault Systemes SE	8,602	175,205
Edenred SE	2,216	57,005
Eiffage SA	1,609	237,488
Elis SA	4,916	152,315
Engie SA	128,383	4,049,668
EssilorLuxottica SA	5,985	1,122,537
Exosens SAS	5,564	363,231
Gaztransport & Technigaz SA	3,156	670,775
Getlink SE	28,771	611,826
Hermes International SCA	819	1,496,308
Interparfums SA	6,893	199,856
Ipsen SA	1,052	203,024
Kering SA	1,965	555,580
Klepierre SA	16,432	687,218
Legrand SA	5,153	870,164
LISI SA	2,963	222,565
L'Oreal SA	8,055	3,533,141
LVMH Moet Hennessy Louis Vuitton SE	9,356	5,178,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
Mersen SA	963	$45,868
Nexans SA	848	140,871
Opmobility	4,309	67,197
Orange SA	100,596	1,898,263
Planisware SA	10,019	208,247
Publicis Groupe SA	6,962	688,192
Rexel SA	10,402	454,416
Rubis SCA	2,436	85,502
Safran SA	4,230	1,668,475
Societe Generale SA	2,765	244,584
SPIE SA	5,521	318,133
Technip Energies NV	5,321	201,485
Thales SA	2,912	748,424
Valeo SE	4,285	62,781
Vallourec SACA^	10,482	245,554
Veolia Environnement SA	22,781	949,099
Vicat SACA	1,836	133,293
Vinci SA	16,476	2,407,370
Vusion/France(a)	994	143,419
Total France		54,276,163
Georgia — 0.0%
Lion Finance Group PLC	988	148,573
TBC Bank Group PLC	619	36,412
Total Georgia		184,985
Germany — 6.2%
adidas AG	2,129	436,675
AIXTRON SE	15,264	918,289
Allianz SE, Registered Shares	10,655	5,044,509
Alzchem Group AG	1,036	205,622
Aurubis AG	510	105,655
BASF SE	30,637	1,638,576
Bayer AG, Registered Shares	3,958	219,064
Bayerische Motoren Werke AG	18,595	1,217,328
Bechtle AG	4,340	153,720
Beiersdorf AG	2,780	239,459
Bilfinger SE	1,758	161,497
Commerzbank AG	14,219	605,233
Continental AG	3,111	256,659
CTS Eventim AG & Co. KGaA	3,436	200,544
Daimler Truck Holding AG	31,057	1,498,415
Deutsche Bank AG, Registered Shares	14,458	489,696
Deutsche Boerse AG	1,844	503,449
Deutsche Lufthansa AG, Registered Shares	9,681	110,794
Deutsche Post AG, Registered Shares	36,539	2,218,255
Deutsche Telekom AG, Registered Shares	112,409	3,065,136
Deutz AG	17,332	173,288
DWS Group GmbH & Co. KGaA(b)	2,826	212,113
E.ON SE	59,560	1,227,412
Eckert & Ziegler SE	8,324	145,322
Elmos Semiconductor SE	2,099	432,922
Fielmann Group AG	5,666	277,256
Freenet AG	1,575	40,588
Fresenius Medical Care AG	1,497	67,776
Fresenius SE & Co. KGaA	4,519	206,508
Friedrich Vorwerk Group SE	515	39,685
GEA Group AG	3,642	250,042
Hannover Rueck SE	1,252	346,974
Heidelberg Materials AG	3,699	705,831
Henkel AG & Co. KGaA	1,835	145,179
Hensoldt AG	4,351	337,072
HochTief AG	2,081	1,206,258
Hugo Boss AG	309	13,273
Indus Holding AG	3,062	90,495
Infineon Technologies AG	15,610	1,457,557
KION Group AG	1,400	62,056
Knorr-Bremse AG	3,510	407,719
LEG Immobilien SE	842	53,187
MTU Aero Engines AG	656	272,927
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,685	1,499,578
Nemetschek SE	1,508	91,550
PNE AG	8,891	111,613
RENK Group AG	5,802	279,765
Rheinmetall AG	499	565,087
RWE AG	12,936	837,395
SAP SE	11,064	1,695,029
Schaeffler AG	32,591	315,976
Schott Pharma AG & Co. KGaA	12,306	243,401
Scout24 SE(b)	4,745	392,496
Siemens AG, Registered Shares	13,004	4,179,990
Siemens Healthineers AG(b)	14,407	563,326
Sirius Real Estate Ltd.	154,688	198,534
Stroeer SE & Co. KGaA	2,866	111,735
Symrise AG	2,589	259,948
TAG Immobilien AG	7,042	113,601
Talanx AG	2,543	321,560
Traton SE	24,165	916,692
Vonovia SE	27,101	668,957
Vossloh AG	1,531	110,012
Wacker Neuson SE	2,013	43,037
Total Germany		40,979,297
Hong Kong — 1.8%
AIA Group Ltd.	125,965	1,147,684
ASMPT Ltd.	15,500	471,994
Bank of East Asia Ltd.	59,400	94,909
Cathay Pacific Airways Ltd.	473,000	782,900
CK Asset Holdings Ltd.	30,500	171,829
CK Infrastructure Holdings Ltd.	87,000	662,314
CLP Holdings Ltd.	60,500	564,725
DFI Retail Group Holdings Ltd., Registered Shares	15,900	60,261
Dream International Ltd.	14,000	11,461
Hang Lung Group Ltd.	45,000	72,188
Hang Lung Properties Ltd.	73,000	64,138
HKT Trust & HKT Ltd.	269,000	399,964
Hong Kong & China Gas Co. Ltd.	519,570	430,653
Hong Kong Exchanges & Clearing Ltd.	27,429	1,269,659
Hongkong Land Holdings Ltd.	48,500	345,320
Hutchison Telecommunications Hong Kong Holdings Ltd.	96,000	13,466
Johnson Electric Holdings Ltd.(a)	22,000	54,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
Kerry Properties Ltd.	30,000	$69,012
Luk Fook Holdings International Ltd.	27,000	76,227
Man Wah Holdings Ltd.	47,600	18,149
MTR Corp. Ltd.(a)	155,553	604,991
Nissin Foods Co. Ltd.	171,000	143,916
Pacific Basin Shipping Ltd.	97,000	33,397
PCCW Ltd.	480,000	326,241
Power Assets Holdings Ltd.	80,000	582,501
Sun Hung Kai Properties Ltd.	50,000	716,012
SUNeVision Holdings Ltd.	211,000	117,042
Swire Pacific Ltd., Class B	185,000	293,941
Swire Properties Ltd.	210,800	552,130
Techtronic Industries Co. Ltd.	46,000	759,623
Time Interconnect Technology Ltd.	137,000	295,591
United Laboratories International Holdings Ltd.(a)	30,000	32,249
VTech Holdings Ltd.	1,400	9,185
WH Group Ltd.(b)	817,500	864,197
Wharf Real Estate Investment Co. Ltd.	17,000	46,348
Total Hong Kong		12,158,670
Indonesia — 0.1%
Bumitama Agri Ltd.	196,700	249,401
First Pacific Co. Ltd.	60,000	36,725
First Resources Ltd.	21,400	51,455
Jardine Matheson Holdings Ltd.	2,700	166,050
Total Indonesia		503,631
Ireland — 0.2%
AIB Group PLC	71,441	839,246
Cairn Homes PLC	68,062	192,204
Cosmo NV	2,029	167,270
Glanbia PLC	3,898	109,008
Kerry Group PLC, Class A	1,857	170,592
Total Ireland		1,478,320
Israel — 1.2%
Amot Investments Ltd.	27,589	171,583
AudioCodes Ltd.(a)	5,621	54,088
Aura Investments Ltd.(a)	28,053	173,339
Azorim-Investment Development & Construction Co. Ltd.(a)	19,759	110,352
Azrieli Group Ltd.	2,115	286,997
Bank Hapoalim BM	23,996	552,413
Bank Leumi Le-Israel BM	13,405	299,329
Bezeq The Israeli Telecommunication Corp. Ltd.	51,686	121,901
Big Shopping Centers Ltd.	1,175	266,238
Carasso Real Estate Ltd.^(a)	4,796	53,587
Danya Cebus Ltd.	2,907	119,131
Delek Group Ltd.	301	76,759
Elbit Systems Ltd.	1,003	760,805
Energean PLC(a)	19,261	174,731
Energix-Renewable Energies Ltd.	56,785	498,009
Gav-Yam Lands Corp. Ltd.	5,667	69,652
Hilan Ltd.(a)	4,090	263,428
ICL Group Ltd.	18,805	94,295
Inrom Construction Industries Ltd.	12,569	101,288
Israel Canada TR Ltd.(a)	31,926	188,484
Matrix IT Ltd.	9,923	251,724
Mediterranean Towers Ltd.	44,251	235,554
Mega Or Holdings Ltd.	3,343	673,211
Mivne Real Estate KD Ltd.	35,619	155,414
Mizrahi Tefahot Bank Ltd.	5,503	363,856
Neto Malinda Trading Ltd.(a)	1,759	81,000
Newmed Energy LP(a)	53,761	281,485
Next Vision Stabilized Systems Ltd.	10,249	827,639
One Software Technologies Ltd.	7,149	136,312
Plus500 Ltd.	1,904	120,946
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,331	285,561
Retailors Ltd.^(a)	5,469	44,972
Strauss Group Ltd.	6,700	258,605
Total Israel		8,152,688
Italy — 5.6%
A2A SpA	68,948	178,152
ACEA SpA	6,049	150,212
Alerion Cleanpower SpA	4,697	115,725
Azimut Holding SpA	4,336	175,887
Banca Generali SpA	2,626	195,750
Banca Mediolanum SpA	16,144	402,003
Banca Monte dei Paschi di Siena SpA	99,168	1,231,747
Banco BPM SpA	81,315	1,404,738
BPER Banca SpA	76,939	1,207,927
Brembo NV(a)	3,610	42,264
Brunello Cucinelli SpA	4,716	445,363
Carel Industries SpA(b)	14,331	520,212
Coca-Cola HBC AG^	10,779	703,876
Credito Emiliano SpA	14,347	279,014
De' Longhi SpA	2,287	97,111
DiaSorin SpA(a)	1,389	107,606
El.En. SpA	7,070	137,979
Enav SpA(b)	41,103	244,129
Enel SpA	404,154	4,645,645
ERG SpA	7,272	198,873
Ferrari NV	2,400	889,990
FinecoBank Banca Fineco SpA	5,971	149,845
Generali	29,661	1,444,966
Hera SpA	6,437	26,877
Industrie De Nora SpA	41	312
Infrastrutture Wireless Italiane SpA(b)	15,184	106,937
Intesa Sanpaolo SpA	1,099,596	7,530,437
Iren SpA	23,565	66,762
Italgas SpA	53,437	619,193
Leonardo SpA	6,833	366,586
Lottomatica Group SpA	16,686	463,574
Maire SpA	10,758	176,130
Moncler SpA	8,643	501,785
Orsero SpA	3,080	54,018
OVS SpA(b)	1,751	12,102
Poste Italiane SpA	42,101	1,377,597
PRADA SpA(a)	58,000	293,770
Prysmian SpA	4,406	735,709
RAI Way SpA(b)	49,186	284,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
Recordati Industria Chimica & Farmaceutica SpA	7,818	$458,536
Reply SpA	1,628	170,215
Rizzoli Corriere Della Sera Mediagroup SpA	128,063	136,897
Ryanair Holdings PLC	23,057	720,975
Saipem SpA	68,780	346,707
Sanlorenzo SpA	1,401	57,343
Snam SpA	124,666	900,223
SOL SpA	5,381	358,052
Technogym SpA(b)	18,671	324,468
Terna - Rete Elettrica Nazionale	56,828	665,308
UniCredit SpA	55,891	5,000,828
Unipol Assicurazioni SpA	14,270	398,246
Webuild SpA(a)	26,856	69,945
Wiit SpA	3,573	140,933
Total Italy		37,334,025
Ivory Coast — 0.0%
Endeavour Mining PLC	4,473	219,899
Japan — 25.0%
77 Bank Ltd./The	16,200	330,529
A&D HOLON Holdings Co. Ltd.	5,700	100,760
ABC-Mart, Inc.	10,300	177,481
ADEKA Corp.	9,100	234,940
Advantest Corp.	7,300	1,452,589
Aeon Co. Ltd.	26,700	220,303
Aichi Financial Group, Inc.	13,200	112,487
Aida Engineering Ltd.	15,600	110,479
Ain Holdings, Inc.	2,600	88,498
Airport Facilities Co. Ltd.	27,000	154,001
Aisan Industry Co. Ltd.	2,800	32,682
Aisin Corp.	5,200	69,957
AIT Corp.	9,700	135,182
Ajinomoto Co., Inc.	24,700	892,559
Alinco, Inc.	14,100	91,267
Amada Co. Ltd.	16,000	290,565
Amano Corp.	9,000	201,569
Anritsu Corp.	12,800	346,216
Anycolor, Inc.	9,300	128,177
Aoyama Trading Co. Ltd.	9,000	38,099
Arcs Co. Ltd.	2,400	50,134
ARE Holdings, Inc.	5,900	106,256
Ariake Japan Co. Ltd.	4,400	135,905
Artner Co. Ltd.	5,800	70,731
As One Corp.	11,600	161,661
Asahi Intecc Co. Ltd.	33,100	773,912
Asahi Kasei Corp.	4,531	49,931
Asanuma Corp.	27,700	143,166
Asics Corp.	23,700	637,979
Astellas Pharma, Inc.	60,500	809,645
Astena Holdings Co. Ltd.	30,000	92,109
Aucnet, Inc.	10,500	88,122
Avant Group Corp.	6,200	41,505
Axial Retailing, Inc.	8,500	58,314
Azbil Corp.	26,900	284,600
AZOOM Co. Ltd.	2,000	51,315
Bandai Namco Holdings, Inc.	18,500	430,728
Baroque Japan Ltd.(a)	17,000	77,194
Base Co. Ltd.	3,300	58,152
BayCurrent, Inc.	11,900	441,953
Belluna Co. Ltd.	11,000	64,095
BIPROGY, Inc.	2,300	60,413
Bridgestone Corp.	29,400	616,853
Bunka Shutter Co. Ltd.	6,900	81,429
Business Brain Showa-Ota, Inc.	26,400	161,787
C Uyemura & Co. Ltd.	1,400	236,370
Canon Marketing Japan, Inc.	9,900	209,665
Canon, Inc.(a)	28,100	717,002
Capcom Co. Ltd.	18,200	337,292
Careerlink Co. Ltd.(a)	5,700	78,174
Casio Computer Co. Ltd.	8,800	103,878
Cawachi Ltd.	2,900	62,184
Central Automotive Products Ltd.	7,700	95,750
Central Japan Railway Co.	2,900	61,899
Change Holdings, Inc.(a)	12,000	66,673
Charm Care Corp. KK	8,600	70,271
Chubu Electric Power Co., Inc.	4,700	88,491
Chubu Steel Plate Co. Ltd.	4,300	52,492
Chugai Pharmaceutical Co. Ltd.	22,300	1,033,738
Chugoku Marine Paints Ltd.	7,500	152,746
Citizen Watch Co. Ltd.	15,900	236,751
CKD Corp.	5,000	229,811
Cleanup Corp.	17,700	99,105
Coca-Cola Bottlers Japan Holdings, Inc.	6,600	174,294
COMSYS Holdings Corp.	2,100	70,433
Cosmo Energy Holdings Co. Ltd.	8,200	191,119
Cosmos Pharmaceutical Corp.	2,700	102,767
Create Restaurants Holdings, Inc.(a)	52,300	236,842
Create SD Holdings Co. Ltd.	1,200	23,996
CTS Co. Ltd.	13,700	70,217
Curves Holdings Co. Ltd.	13,900	78,512
CyberAgent, Inc.	28,300	237,161
Cybozu, Inc.	8,800	122,315
Dai Nippon Toryo Co. Ltd.	12,200	100,212
Daicel Corp.	4,300	36,273
Dai-Dan Co. Ltd.	6,600	116,629
Daido Steel Co. Ltd.	3,900	66,170
Daiei Kankyo Co. Ltd.	13,000	302,753
Daifuku Co. Ltd.	12,200	534,841
Daihen Corp.	1,800	199,908
Daiichi Life Group, Inc.	26,532	290,338
Daiichi Sankyo Co. Ltd.	5,200	83,459
Daiki Aluminium Industry Co. Ltd.	6,000	54,748
Daikin Industries Ltd.	4,000	607,537
Daikyonishikawa Corp.	16,200	99,777
Daishi Hokuetsu Financial Group, Inc.	10,000	131,057
Daito Trust Construction Co. Ltd.	10,000	190,986
Daiwa House Industry Co. Ltd.	5,700	154,911
Daiwa Securities Group, Inc.(a)	19,300	189,467
Denso Corp.	50,800	586,376
Dentsu Soken, Inc.	21,900	288,497
Dexerials Corp.	16,100	421,408
Dip Corp.(a)	8,200	94,046

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
Disco Corp.	2,500	$1,249,962
DMG Mori Co. Ltd.	14,300	306,017
Doutor Nichires Holdings Co. Ltd.	9,200	153,574
East Japan Railway Co.	15,000	314,536
Ebara Corp.	13,900	535,046
EDION Corp.	10,600	147,008
Eisai Co. Ltd.	10,500	266,110
Elan Corp.	12,600	57,680
Electric Power Development Co. Ltd.	3,800	85,621
EM Systems Co. Ltd.	14,200	42,812
ENEOS Holdings, Inc.	44,200	325,534
Enplas Corp.	400	31,207
ES-Con Japan Ltd.	14,100	93,523
Eslead Corp.	700	20,997
Exedy Corp.	3,800	135,610
Falco Holdings Co. Ltd.	3,600	57,104
FANUC Corp.	19,000	859,837
Fast Retailing Co. Ltd.	3,400	1,732,373
Ferrotec Corp.	3,700	216,957
Food & Life Cos. Ltd.	23,600	708,908
France Bed Holdings Co. Ltd.	8,900	67,411
Fuji Corp. Ltd.	14,400	67,426
Fuji Electric Co. Ltd.	2,400	199,575
Fuji Kyuko Co. Ltd.	7,300	114,581
Fuji Oil Co. Ltd.	7,600	185,084
Fujibo Holdings, Inc.	300	7,845
FUJIFILM Holdings Corp.	18,200	390,036
Fujikura Composites, Inc.	9,200	144,347
Fujikura Ltd.	41,400	1,589,006
Fujimi, Inc.	10,000	281,495
Fujitsu Ltd.	21,700	433,533
Fukuoka Financial Group, Inc.	2,900	121,995
FULLCAST Holdings Co. Ltd.	8,200	76,135
Funai Soken Holdings, Inc.	25,800	169,222
Furukawa Electric Co. Ltd.	8,000	232,826
Furuno Electric Co. Ltd.	2,000	70,020
Fuso Chemical Co. Ltd.	9,300	257,499
Fuso Pharmaceutical Industries Ltd.	5,100	65,803
Futaba Industrial Co. Ltd.	18,200	105,264
G-7 Holdings, Inc.	9,700	81,646
Galilei Holdings Co. Ltd.	300	6,082
Genki Global Dining Concepts Corp.	2,900	56,564
Giken Ltd.(a)	8,000	86,288
GLOBERIDE, Inc.	6,900	99,048
Glory Ltd.	7,100	170,767
Goldwin, Inc.	15,000	200,646
Grandy House Corp.	23,200	72,087
grems, Inc.	4,800	71,502
GS Yuasa Corp.	2,100	83,548
G-Tekt Corp.	10,900	138,560
Gunze Ltd.	3,600	85,611
Hagihara Industries, Inc.	7,600	80,431
Happinet Corp.(a)	5,800	107,417
Harima Chemicals Group, Inc.	13,700	87,076
Harmonic Drive Systems, Inc.	9,600	460,138
Haseko Corp.	11,700	204,700
Hazama Ando Corp.	10,200	112,622
Heiwado Co. Ltd.	5,500	85,550
Hiday Hidaka Corp.	5,900	92,534
Hioki EE Corp.	2,200	164,873
Hirose Electric Co. Ltd.	1,300	230,645
Hitachi Construction Machinery Co. Ltd.	8,500	274,782
Hitachi Ltd.	43,200	1,188,415
Hokuto Corp.	1,300	14,622
Honda Motor Co. Ltd.	164,900	1,501,627
Hoosiers Holdings Co. Ltd.	12,200	89,478
Horiba Ltd.	2,000	337,302
Hoshizaki Corp.	9,200	299,732
Hoya Corp.	4,900	782,372
HU Group Holdings, Inc.	6,600	133,807
Hulic Co. Ltd.	22,900	239,110
Ibiden Co. Ltd.	5,400	791,269
Ichibanya Co. Ltd.	41,500	223,682
Ichigo, Inc.	23,900	64,704
Ichikoh Industries Ltd.	22,400	69,050
Idemitsu Kosan Co. Ltd.	24,755	182,473
IHI Corp.	21,000	350,355
Iino Kaiun Kaisha Ltd.	7,500	64,329
I'll, Inc.	4,400	59,858
Infomart Corp.	40,900	96,635
Innotech Corp.	6,000	146,931
Inpex Corp.	30,500	612,721
Intelligent Wave, Inc.	11,400	65,443
Internet Initiative Japan, Inc.	17,300	340,305
Ise Chemicals Corp.	6,000	164,467
Isetan Mitsukoshi Holdings Ltd.	5,200	131,756
Ishihara Sangyo Kaisha Ltd.	9,100	159,295
Isuzu Motors Ltd.	13,400	177,306
Ito En Ltd.	4,600	83,254
ITOCHU Corp.	140,600	1,603,891
Itochu Enex Co. Ltd.	1,300	15,958
Itoham Yonekyu Holdings, Inc.	3,200	92,540
Itoki Corp.	5,300	86,189
Iyogin Holdings, Inc.	18,200	352,522
J Front Retailing Co. Ltd.	8,900	198,070
JAC Recruitment Co. Ltd.	32,700	171,825
JALCO Holdings, Inc.(a)	27,400	56,477
Japan Airlines Co. Ltd.	3,300	57,868
Japan Airport Terminal Co. Ltd.	5,000	155,268
Japan Electronic Materials Corp.	400	19,025
Japan Elevator Service Holdings Co. Ltd.	21,900	234,328
Japan Exchange Group, Inc.	8,800	110,728
Japan Lifeline Co. Ltd.	9,500	75,696
Japan Material Co. Ltd.	12,900	203,987
Japan Post Holdings Co. Ltd.	12,000	160,148
Japan Steel Works Ltd.	5,600	264,521
Japan Tobacco, Inc.	65,844	2,435,651
JCU Corp.	3,800	178,865
Jeol Ltd.	5,400	247,531
JINS Holdings, Inc.	4,400	217,936
JM Holdings Co. Ltd.	1,400	10,518
Joshin Corp.	8,900	215,210
JTEKT Corp.	6,000	73,521
JX Advanced Metals Corp.	21,700	587,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
Kajima Corp.	3,700	$133,680
Kakaku.com, Inc.	25,600	533,973
Kakiyasu Honten Co. Ltd.	3,900	60,183
Kamakura Shinsho Ltd.	16,700	48,911
Kamigumi Co. Ltd.	4,500	140,904
Kandenko Co. Ltd.	4,000	165,439
Kanematsu Corp.	5,400	68,495
Kansai Electric Power Co., Inc.	7,589	106,720
Kansai Paint Co. Ltd.(a)	4,200	68,443
Kao Corp.	14,600	289,530
Kasumigaseki Capital Co. Ltd.	3,700	153,441
Katitas Co. Ltd.	8,800	178,951
Kawasaki Heavy Industries Ltd.	28,600	514,281
KDDI Corp.	90,100	1,521,763
KeePer Technical Laboratory Co. Ltd.	3,600	60,161
Keihan Holdings Co. Ltd.	4,000	78,314
Keikyu Corp.	12,400	112,346
Keio Corp.	5,000	23,006
Keisei Electric Railway Co. Ltd.	8,800	62,863
Keyence Corp.	2,100	1,047,383
KH Neochem Co. Ltd.	3,200	58,398
Kikkoman Corp.	38,600	396,153
Kobe Steel Ltd.	20,000	230,426
Koei Tecmo Holdings Co. Ltd.	22,400	208,736
Kokusai Electric Corp.	21,700	1,449,337
Komatsu Ltd.	27,600	1,066,809
Konami Group Corp.	3,800	413,026
Koshidaka Holdings Co. Ltd.	11,200	66,156
Kotobuki Spirits Co. Ltd.(a)	20,300	310,886
Kraftia Corp.	2,200	125,970
K's Holdings Corp.	4,500	52,760
KU Holdings Co. Ltd.	11,000	77,360
Kura Sushi, Inc.(a)	10,200	100,855
Kurabo Industries Ltd.	2,000	122,812
Kuraray Co. Ltd.	3,600	36,947
Kureha Corp.	1,100	26,091
Kurita Water Industries Ltd.	3,700	208,329
Kusuri no Aoki Holdings Co. Ltd.	9,600	212,999
KYB Corp.	7,200	171,001
Kyoei Steel Ltd.	8,200	87,790
Kyokuto Boeki Kaisha Ltd.	9,700	101,223
Kyoritsu Maintenance Co. Ltd.	7,700	143,932
Kyushu Railway Co.	1,300	27,964
LA Holdings Co. Ltd.(a)	3,600	61,556
Lasertec Corp.	4,800	1,467,836
Leopalace21 Corp.	14,500	58,169
Life Corp.	7,600	123,311
LIKE, Inc.	9,500	86,042
Lintec Corp.	7,800	340,268
LY Corp.	122,000	325,634
M3, Inc.	26,600	297,056
Macnica Holdings, Inc.	9,500	183,775
Maeda Kosen Co. Ltd.	7,200	77,970
Makita Corp.	1,500	53,447
Marubeni Corp.	29,200	842,627
Maruwa Co. Ltd.	1,500	653,438
Matching Service Japan Co. Ltd.	11,000	64,162
MatsukiyoCocokara & Co.	16,900	249,718
Max Co. Ltd.	20,900	218,613
McDonald's Holdings Co. Japan Ltd.	6,200	285,347
Meidensha Corp.	2,700	162,307
Meiko Electronics Co. Ltd.	3,500	667,590
MEITEC Group Holdings, Inc.	8,200	156,760
Meiwa Corp.	19,600	105,763
Micronics Japan Co. Ltd.	4,200	430,014
Mie Kotsu Group Holdings, Inc.	21,600	69,907
Milbon Co. Ltd.	5,500	90,085
Minebea Mitsumi, Inc.	4,700	137,537
Miraini Holdings Co. Ltd.	8,200	113,117
Miroku Jyoho Service Co. Ltd.	7,500	80,018
MISUMI Group, Inc.	10,500	258,034
Mitsubishi Corp.	88,700	2,372,428
Mitsubishi Electric Corp.	33,700	1,218,405
Mitsubishi Estate Co. Ltd.	14,300	364,704
Mitsubishi Gas Chemical Co., Inc.	3,000	93,549
Mitsubishi Heavy Industries Ltd.	37,800	852,637
Mitsubishi Logistics Corp.	17,500	166,197
Mitsubishi Materials Corp.	700	18,585
Mitsubishi Research Institute, Inc.	1,100	30,051
Mitsubishi UFJ Financial Group, Inc.	247,500	4,883,756
Mitsuboshi Belting Ltd.	3,000	72,912
Mitsui & Co. Ltd.	55,900	1,546,730
Mitsui Fudosan Co. Ltd.	58,100	535,868
Mitsui High-Tec, Inc.	26,200	153,629
Mitsui Kinzoku Co. Ltd.	700	183,264
Mitsui-Soko Holdings Co. Ltd.	2,500	52,054
Miura Co. Ltd.	7,400	143,151
Mizuho Financial Group, Inc.	37,830	1,802,293
Mizuho Medy Co. Ltd.	9,600	97,403
Mizuno Corp.	6,300	129,857
Modec, Inc.	500	28,565
Monogatari Corp.	5,600	163,839
MonotaRO Co. Ltd.	51,400	586,819
Moriroku Co. Ltd.	5,400	78,180
MOS Food Services, Inc.	3,200	71,767
MS&AD Insurance Group Holdings, Inc.	15,390	401,499
MTG Co. Ltd.	5,800	266,224
MTI Ltd.	12,100	39,756
Murata Manufacturing Co. Ltd.	32,100	2,250,605
Musashi Seimitsu Industry Co. Ltd.	8,300	199,425
Nabtesco Corp.	3,200	101,223
Nagaileben Co. Ltd.	1,300	13,990
Nakanishi, Inc.	11,600	213,407
NANKAI Co. Ltd.	1,400	24,494
NEC Corp.	19,300	466,098
Nexon Co. Ltd.	10,600	139,931
Nextage Co. Ltd.	8,800	220,643
NGK Corp.	2,900	134,397
NHK Spring Co. Ltd.	4,700	112,349
Nichicon Corp.	6,900	176,188
Nifco, Inc.	4,000	118,972
Nihon Flush Co. Ltd.	16,900	75,180
Nihon Nohyaku Co. Ltd.	18,600	114,558
Nikkiso Co. Ltd.	11,700	291,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
Nikkon Holdings Co. Ltd.	11,600	$420,962
Nikon Corp.	15,100	210,903
Nintendo Co. Ltd.	14,700	616,401
Nippon Densetsu Kogyo Co. Ltd.	6,700	180,357
Nippon Electric Glass Co. Ltd.	3,500	140,991
Nippon Express Holdings, Inc.	7,300	226,557
Nippon Gas Co. Ltd.	9,500	167,759
Nippon Light Metal Holdings Co. Ltd.	5,200	87,059
Nippon Paint Holdings Co. Ltd.	61,700	399,754
Nippon Sanso Holdings Corp.	6,900	254,560
Nippon Signal Co. Ltd.	25,700	247,631
Nippon Soda Co. Ltd.	2,400	52,201
Nippon Steel Corp.	139,300	459,491
Nippon Thompson Co. Ltd.	12,800	170,509
Nissan Chemical Corp.	5,800	302,374
Nisshin Oillio Group Ltd.	6,900	78,160
Nisso Holdings Co. Ltd.	18,600	66,492
Niterra Co. Ltd.	8,700	573,041
Nitto Boseki Co. Ltd.(a)	20,000	530,995
Nitto Denko Corp.	15,400	300,372
Nittoc Construction Co. Ltd.	18,300	123,858
Noevir Holdings Co. Ltd.	2,700	72,930
NOF Corp.	12,100	196,474
Nohmi Bosai Ltd.	6,100	153,509
Nomura Co. Ltd.	11,200	74,632
Nomura Holdings, Inc.	27,200	236,562
Nomura Micro Science Co. Ltd.	4,800	145,307
Nomura Real Estate Holdings, Inc.	41,700	239,488
Nomura Research Institute Ltd.	13,800	389,907
Noritake Co. Ltd.	15,500	389,109
NS Solutions Corp.	9,500	198,622
NS Tool Co. Ltd.(a)	20,100	114,398
NS United Kaiun Kaisha Ltd.	700	27,694
NSD Co. Ltd.	7,600	115,268
NTN Corp.	55,600	136,019
NTT, Inc.	1,972,200	1,759,539
Obara Group, Inc.	600	22,446
Obayashi Corp.	12,600	252,504
OBIC Business Consultants Co. Ltd.	2,700	101,039
Obic Co. Ltd.	15,000	352,838
Odakyu Electric Railway Co. Ltd.	900	9,231
Ohsho Food Service Corp.(a)	11,200	196,401
Okabe Co. Ltd.	18,800	103,066
Okamoto Machine Tool Works Ltd.	3,600	123,821
Oki Electric Industry Co. Ltd.	4,000	86,018
Okinawa Cellular Telephone Co.	7,900	178,391
OKUMA Corp.	3,100	88,217
Okumura Corp.	4,100	141,775
Okura Industrial Co. Ltd.	4,100	120,332
Okuwa Co. Ltd.	14,400	67,603
Olympus Corp.	11,900	124,400
Ono Pharmaceutical Co. Ltd.	1,100	16,162
Open House Group Co. Ltd.	3,600	187,769
Open Up Group, Inc.	11,300	133,285
Optorun Co. Ltd.	6,600	151,878
Oracle Corp.	4,700	240,025
Organo Corp.	5,100	511,491
Oriental Land Co. Ltd.	3,300	50,558
Osaka Gas Co. Ltd.	5,100	171,208
Osaka Soda Co. Ltd.	13,600	157,652
OSAKA Titanium Technologies Co. Ltd.	6,000	100,415
OSG Corp.	3,900	87,155
Otsuka Corp.	15,000	255,976
Otsuka Holdings Co. Ltd.	5,300	352,355
PAL GROUP Holdings Co. Ltd.	13,600	123,176
Pan Pacific International Holdings Corp.	46,000	232,936
Panasonic Holdings Corp.	30,900	855,941
Park24 Co. Ltd.	17,400	215,513
Penta-Ocean Construction Co. Ltd.	21,000	219,465
Persol Holdings Co. Ltd.	128,400	195,454
Pigeon Corp.	12,100	154,149
PILLAR Corp.	2,900	192,173
Plus Alpha Consulting Co. Ltd.	12,100	199,005
Pola Orbis Holdings, Inc.	6,400	49,834
Press Kogyo Co. Ltd.	26,600	127,660
Qol Holdings Co. Ltd.(a)	8,200	93,945
Quick Co. Ltd.	19,800	87,594
Rakus Co. Ltd.	71,800	417,569
Recruit Holdings Co. Ltd.	8,700	606,497
Relo Group, Inc.	8,200	100,706
Resona Holdings, Inc.	21,800	282,485
Resonac Holdings Corp.	3,800	413,844
Resorttrust, Inc.	11,500	123,084
Retail Partners Co. Ltd.	10,000	82,756
Rigaku Holdings Corp.(a)	27,900	429,165
Riken Keiki Co. Ltd.	5,200	118,222
Rohm Co. Ltd.	19,100	632,730
Rohto Pharmaceutical Co. Ltd.	10,900	160,088
Rorze Corp.	20,500	610,491
Round One Corp.	38,600	275,977
Royal Holdings Co. Ltd.	11,100	83,391
Ryobi Ltd.	7,100	113,364
Ryohin Keikaku Co. Ltd.	25,500	555,265
Saizeriya Co. Ltd.	6,700	223,436
Sakai Moving Service Co. Ltd.	5,100	91,284
Sakata Seed Corp.	2,500	64,298
Sangetsu Corp.	8,900	162,475
San-In Godo Bank Ltd.	3,000	42,067
Sanki Engineering Co. Ltd.	12,300	224,166
Sankyo Co. Ltd.	15,900	154,377
Sankyu, Inc.	3,200	169,859
Sanoh Industrial Co. Ltd.	16,000	92,933
Sanrio Co. Ltd.(a)	41,000	277,496
Santec Holdings Corp.	1,200	196,327
Santen Pharmaceutical Co. Ltd.	10,800	141,741
Sanwa Holdings Corp.	10,800	251,784
Sapporo Breweries Ltd.	9,200	114,912
Sato Shoji Corp.	8,800	152,311
SBI Holdings, Inc.	6,800	110,415
SBS Holdings, Inc.	4,300	114,296
SCREEN Holdings Co. Ltd.	7,000	766,867
Secom Co. Ltd.	3,200	127,114
Sega Sammy Holdings, Inc.	7,700	104,585
Seibu Giken Co. Ltd.	6,300	87,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
Seiko Group Corp.	5,600	$277,717
Sekisui Chemical Co. Ltd.	3,200	51,025
Seria Co. Ltd.	1,300	29,076
SG Holdings Co. Ltd.	2,700	25,634
Shibaura Mechatronics Corp.	6,500	184,772
Shimadzu Corp.	8,200	207,668
Shimizu Corp.	9,500	149,025
Shimojima Co. Ltd.	9,300	76,277
Shin Nippon Air Technologies Co. Ltd.	3,700	85,371
Shin Nippon Biomedical Laboratories Ltd.	8,800	62,430
Shin-Etsu Chemical Co. Ltd.	34,100	1,470,376
Shin-Etsu Polymer Co. Ltd.	9,200	135,913
Shionogi & Co. Ltd.	20,000	343,209
Shoei Co. Ltd.	8,600	93,818
Siix Corp.	14,300	114,734
Simplex Holdings, Inc.	28,200	162,581
Sinfonia Technology Co. Ltd.	3,100	303,849
Sinko Industries Ltd.(a)	8,800	67,844
Skylark Holdings Co. Ltd.	10,900	187,988
SMS Co. Ltd.	11,800	162,198
Socionext, Inc.	23,300	365,790
SoftBank Corp.	1,413,000	1,809,231
Softcreate Holdings Corp.	4,800	51,182
Sojitz Corp.	8,800	279,986
Soliton Systems KK	7,400	88,285
Sompo Holdings, Inc.	8,000	307,054
Sony Group Corp.	30,700	619,572
Sotetsu Holdings, Inc.	1,300	19,877
Square Enix Holdings Co. Ltd.	13,800	204,633
St. Marc Holdings Co. Ltd.	10,800	166,859
Starts Corp., Inc.	6,000	167,420
Subaru Corp.	15,800	232,346
Sugi Holdings Co. Ltd.	5,400	104,661
SUMCO Corp.	7,400	183,446
Sumida Corp.	13,500	113,715
Sumitomo Bakelite Co. Ltd.	4,600	210,973
Sumitomo Corp.	151,200	1,441,063
Sumitomo Electric Industries Ltd.	82,400	1,483,986
Sumitomo Forestry Co. Ltd.	18,100	150,402
Sumitomo Mitsui Financial Group, Inc.	66,300	2,588,770
Sumitomo Realty & Development Co. Ltd.	9,000	207,162
Sumitomo Rubber Industries Ltd.	8,500	108,940
Sun Frontier Fudousan Co. Ltd.	11,600	173,367
Sundrug Co. Ltd.	3,000	70,235
Sun-Wa Technos Corp.	9,200	206,331
Suzuki Motor Corp.	40,100	482,483
SWCC Corp.	3,600	298,366
Systena Corp.	82,200	200,284
T&D Holdings, Inc.	5,800	171,547
Tachi-S Co. Ltd.	3,100	40,494
Taiheiyo Cement Corp.	1,400	34,206
Taikisha Ltd.	6,400	195,515
Taisei Corp.	5,100	447,162
Taiyo Yuden Co. Ltd.	9,200	1,140,625
Takachiho Koheki Co. Ltd.(a)	7,200	95,380
Takara Holdings, Inc.	4,400	60,656
Takara Standard Co. Ltd.	6,100	116,351
Takasago Thermal Engineering Co. Ltd.	8,800	275,167
Takashimaya Co. Ltd.	6,200	95,503
Takeda Pharmaceutical Co. Ltd.	51,100	1,620,800
Takeuchi Manufacturing Co. Ltd.	1,800	78,302
Tamron Co. Ltd.	14,500	103,046
Tamura Corp.	24,200	139,519
Tauns Laboratories, Inc.	18,900	54,889
Tayca Corp.	8,300	120,523
TDK Corp.	24,500	538,163
Techno Ryowa Ltd.	1,900	66,870
Teikoku Corp.	500	9,598
Terumo Corp.	31,500	432,986
THK Co. Ltd.	12,600	567,649
TISI, Inc.	5,400	105,226
TKC Corp.	4,400	92,453
Toa Corp.	8,500	108,313
Tocalo Co. Ltd.	13,300	265,550
Toei Animation Co. Ltd.	29,200	437,304
Toho Co. Ltd.	15,900	127,229
Tokai Rika Co. Ltd.	400	7,280
Tokio Marine Holdings, Inc.	47,500	2,104,876
Tokushu Tokai Paper Co. Ltd.(a)	14,400	165,508
Tokuyama Corp.	5,700	171,465
Tokyo Electron Device Ltd.	3,700	88,331
Tokyo Electron Ltd.	8,900	4,224,796
Tokyo Gas Co. Ltd.	3,400	128,050
Tokyo Ohka Kogyo Co. Ltd.	12,500	870,635
Tokyo Seimitsu Co. Ltd.	4,200	520,203
Tokyo Tatemono Co. Ltd.	7,700	156,156
Tokyu Construction Co. Ltd.	16,100	116,100
Tokyu Fudosan Holdings Corp.	14,000	111,681
Tomoku Co. Ltd.	6,000	142,870
Tomy Co. Ltd.	8,200	160,746
Topre Corp.	3,200	52,039
Topy Industries Ltd.	8,400	140,065
Toray Industries, Inc.	9,400	65,211
Toridoll Holdings Corp.(a)	10,800	255,505
Tosei Corp.	10,500	109,442
Totech Corp.	3,500	89,155
Towa Corp.	9,800	201,397
Toyo Seikan Group Holdings Ltd.	5,400	135,660
Toyo Suisan Kaisha Ltd.	4,100	261,981
Toyo Tanso Co. Ltd.	2,600	117,742
Toyota Boshoku Corp.	1,200	15,697
Toyota Motor Corp.	395,750	6,635,402
Toyota Tsusho Corp.	31,100	1,143,921
Trend Micro, Inc.	8,400	309,176
Tri Chemical Laboratories, Inc.(a)	4,500	96,493
Trial Holdings, Inc.(a)	16,100	296,393
Tsumura & Co.	3,200	73,224
Tsuruha Holdings, Inc.	5,400	68,378
Tsurumi Manufacturing Co. Ltd.	6,900	98,283
Ulvac, Inc.	1,500	95,478
U-Next Holdings Co. Ltd.(a)	32,700	331,577
Unicharm Corp.	18,100	105,086
Union Tool Co.	2,800	387,977
United Super Markets Holdings, Inc.	1,370	6,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
USS Co. Ltd.	26,500	$310,206
UT Group Co. Ltd.	75,300	80,153
Valor Holdings Co. Ltd.	8,000	191,724
Valqua Ltd.	4,200	185,547
ValueCommerce Co. Ltd.	9,900	27,716
Vector, Inc.	11,100	119,452
Vision, Inc.	8,900	53,063
Wacoal Holdings Corp.	4,300	116,413
Warabeya Nichiyo Holdings Co. Ltd.	4,900	79,413
Wellneo Sugar Co. Ltd.	7,600	120,927
West Japan Railway Co.	2,900	48,623
Will Group, Inc.	14,700	93,794
Workman Co. Ltd.	7,400	310,525
World Holdings Co. Ltd.	8,500	128,343
YAC Holdings Co. Ltd.	7,000	59,954
Yamaguchi Financial Group, Inc.	11,700	205,456
Yamaichi Electronics Co. Ltd.	1,900	111,294
Yokogawa Electric Corp.	11,100	384,855
Yokohama Financial Group, Inc.	23,200	247,310
Yokohama Rubber Co. Ltd.	4,500	200,545
Yokorei Co. Ltd.	13,300	170,541
Yoshinoya Holdings Co. Ltd.(a)	6,700	129,115
Yushin Co.	31,400	132,922
Zenrin Co. Ltd.	19,100	101,773
Zensho Holdings Co. Ltd.	8,400	416,834
Zeon Corp.	800	11,592
ZIGExN Co. Ltd.	20,300	47,588
Zojirushi Corp.	1,100	9,029
ZOZO, Inc.	52,900	373,986
Total Japan		165,711,102
Luxembourg — 0.1%
ArcelorMittal SA	2,771	166,958
CVC Capital Partners PLC(a)(b)	19,103	277,592
Eurofins Scientific SE	2,051	160,767
Total Luxembourg		605,317
Macau — 0.2%
Galaxy Entertainment Group Ltd.	123,000	461,443
Sands China Ltd.	245,200	408,039
Wynn Macau Ltd.(a)	383,600	247,024
Total Macau		1,116,506
Mexico — 0.1%
Fresnillo PLC	13,201	480,251
Netherlands — 2.9%
Acomo NV	5,916	152,523
Akzo Nobel NV	1,903	129,106
ASM International NV	821	939,119
ASML Holding NV	3,857	7,590,872
BE Semiconductor Industries NV	3,314	1,087,792
CTP NV(b)	14,793	269,929
Euronext NV(b)	1,654	264,743
ForFarmers NV	10,776	76,632
Heineken Holding NV	4,985	380,432
Heineken NV	8,089	680,664
ING Groep NV	97,624	3,088,346
Koninklijke Ahold Delhaize NV	18,156	731,088
Koninklijke BAM Groep NV	6,056	84,955
Koninklijke Heijmans NV	2,039	265,756
Koninklijke KPN NV	170,006	838,892
Koninklijke Philips NV	25,116	682,271
Koninklijke Vopak NV	5,183	270,450
SBM Offshore NV	2,345	81,343
Universal Music Group NV	41,946	879,049
Wereldhave NV	5,958	135,554
Wolters Kluwer NV	4,916	317,219
Total Netherlands		18,946,735
Nigeria — 0.1%
Airtel Africa PLC(b)	93,524	406,649
Norway — 2.1%
AF Gruppen ASA	6,215	121,467
Aker ASA, Class A	5,341	619,622
Borregaard ASA	4,877	73,435
DNB Bank ASA	72,985	2,173,582
Elopak ASA	30,015	106,617
Equinor ASA	137,829	4,366,570
Europris ASA(b)	14,857	132,573
Frontline PLC	14,831	514,675
Hoegh Autoliners ASA	2,756	40,356
Kid ASA(b)	3,764	45,417
Kitron ASA	23,946	258,202
Klaveness Combination Carriers ASA(b)	10,674	94,060
Kongsberg Gruppen ASA	30,732	926,416
Leroy Seafood Group ASA	29,286	113,350
Mowi ASA	18,024	332,958
Multiconsult ASA(b)	3,608	52,868
NORBIT ASA	8,017	137,080
Norconsult Norge AS	23,085	83,984
Odfjell Drilling Ltd.	20,670	175,044
Orkla ASA	32,918	346,628
Pexip Holding ASA^	11,892	94,458
Salmar ASA	8,272	387,205
SpareBank 1 Nord Norge	3,403	52,616
SpareBank 1 Oestlandet	7,061	135,062
SpareBank 1 Sor-Norge ASA	6,236	121,878
Sparebanken Norge	6,496	121,996
Stolt-Nielsen Ltd.	528	15,554
Storebrand ASA	8,604	161,550
Telenor ASA	83,780	1,200,546
TOMRA Systems ASA	31,764	305,266
Veidekke ASA	11,519	220,707
Vend Marketplaces ASA	3,854	92,694
Wallenius Wilhelmsen ASA	32,150	426,587
Total Norway		14,051,023
Peru — 0.0%
Hochschild Mining PLC	30,216	185,522
Portugal — 0.2%
Altri SGPS SA(a)	5,467	29,689
CTT-Correios de Portugal SA	16,342	108,086
EDP SA	109,520	573,606
Galp Energia SGPS SA	19,246	410,264
Jeronimo Martins SGPS SA	17,099	327,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
Semapa-Sociedade de Investimento & Gestao	3,670	$85,177
Total Portugal		1,534,468
Singapore — 2.0%
China Aviation Oil Singapore Corp. Ltd.	113,800	161,007
City Developments Ltd.	38,900	233,680
ComfortDelGro Corp. Ltd.(a)	51,300	53,146
CSE Global Ltd.	57,663	59,738
DBS Group Holdings Ltd.	78,883	3,988,518
Delfi Ltd.	131,900	91,778
Food Empire Holdings Ltd.	42,960	78,716
Hafnia Ltd.	21,212	138,691
Hong Leong Asia Ltd.	30,400	64,868
Keppel Infrastructure Trust	559,320	231,347
Keppel Ltd.	54,000	456,732
Oversea-Chinese Banking Corp. Ltd.	98,795	1,893,485
Propnex Ltd.	29,500	42,421
SATS Ltd.	52,300	183,168
Sembcorp Industries Ltd.	41,100	201,774
Sheng Siong Group Ltd.	123,800	309,153
SIA Engineering Co. Ltd.	70,900	189,659
Singapore Airlines Ltd.	89,100	529,041
Singapore Exchange Ltd.	9,100	169,414
Singapore Technologies Engineering Ltd.	109,056	876,023
Singapore Telecommunications Ltd.	534,500	1,822,370
UMS Integration Ltd.	124,775	255,637
United Overseas Bank Ltd.	35,701	1,097,431
UOL Group Ltd.	29,500	217,125
Venture Corp. Ltd.	14,500	191,809
Total Singapore		13,536,731
South Africa — 0.1%
Anglo American PLC	5,023	246,470
Pan African Resources PLC	126,470	160,304
Total South Africa		406,774
Spain — 6.3%
Acciona SA	1,548	490,596
ACS Actividades de Construccion y Servicios SA	9,874	1,452,887
Aena SME SA(b)	74,280	2,264,083
Almirall SA	19,292	248,357
Amadeus IT Group SA	10,416	608,292
Banco Bilbao Vizcaya Argentaria SA	248,178	6,205,436
Banco de Sabadell SA	105,612	374,192
Banco Santander SA	329,094	4,546,644
Bankinter SA	14,882	249,094
CaixaBank SA	319,619	4,525,732
Cellnex Telecom SA^(b)	11,500	343,819
CIE Automotive SA	3,411	103,930
Colonial SFL Socimi SA^	18,219	118,105
Corp. ACCIONA Energias Renovables SA	4,799	126,962
EDP Renewables SA	12,709	205,893
Elecnor SA	8,031	364,978
Endesa SA	45,197	2,060,749
Faes Farma SA	28,144	147,693
Fluidra SA	7,121	161,201
Fomento de Construcciones y Contratas SA^	14,879	215,361
Gestamp Automocion SA(b)	9,327	30,444
Grifols SA	6,089	62,376
Iberdrola SA	192,305	4,801,793
Indra Sistemas SA	5,645	309,272
Industria de Diseno Textil SA	84,807	5,344,427
Laboratorios Farmaceuticos Rovi SA	4,406	291,412
Logista Integral SA	4,524	174,513
Merlin Properties Socimi SA	30,518	535,231
Metrovacesa SA^(b)	6,839	88,355
Naturgy Energy Group SA	70,564	2,215,358
Pharma Mar SA^	2,295	197,971
Prosegur Cia de Seguridad SA	15,123	46,770
Puig Brands SA, Class B	6,439	118,744
Repsol SA	42,434	1,067,811
Sacyr SA	50,789	271,522
Telefonica SA	264,723	1,064,145
Total Spain		41,434,148
Sweden — 3.8%
AAK AB(a)	4,426	104,726
AddLife AB, Class B	12,416	209,624
AddTech AB, Class B	12,933	456,216
Alfa Laval AB	6,151	366,715
Alimak Group AB(b)	12,095	148,467
Alleima AB	11,914	109,191
AQ Group AB	10,367	235,444
Assa Abloy AB, Class B	15,391	544,513
Atea ASA^	5,056	88,290
Atlas Copco AB, Class A	56,308	1,141,211
Atlas Copco AB, Class B	36,631	649,870
Axfood AB	9,216	245,109
Beijer Alma AB	4,360	133,798
Beijer Ref AB	22,214	325,929
BioGaia AB, Class B	14,796	178,717
Bravida Holding AB(b)	5,426	69,296
Bufab AB	19,381	253,924
Catena AB	5,102	219,407
Clas Ohlson AB, Class B	4,510	199,447
Cloetta AB, Class B	20,448	103,908
Coor Service Management Holding AB(b)	21,195	110,704
Corem Property Group AB, Class B	13,610	3,302
Duni AB	9,213	75,298
Engcon AB(a)	16,229	102,792
Epiroc AB, Class A	19,371	532,204
Epiroc AB, Class B	15,348	356,497
EQT AB	9,095	257,490
Essity AB, Class B	8,644	244,990
FastPartner AB, Class A	2,042	8,028
Getinge AB, Class B	5,967	122,137
Granges AB	6,629	117,537
H & M Hennes & Mauritz AB, Class B(a)	61,143	1,053,149
Heba Fastighets AB, Class B	29,009	72,386
Hexagon AB, Class B	34,594	286,384
Hufvudstaden AB, Class A	16,628	205,484
Indutrade AB	12,194	252,494
Intea Fastigheter AB^	24,728	188,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
INVISIO AB	5,959	$126,222
Lagercrantz Group AB, Class B	3,035	79,903
Lifco AB, Class B	11,458	375,771
Lindab International AB	2,548	34,305
Logistea AB, Class B	74,215	102,142
Loomis AB	1,246	61,179
Medicover AB, Class B	8,494	201,859
MIPS AB	3,888	103,727
Munters Group AB(b)	23,488	418,399
Mycronic AB	13,717	455,242
NCC AB, Class B	4,491	88,491
New Wave Group AB, Class B	11,894	112,019
Nolato AB, Class B	15,293	76,875
Nordnet AB publ	4,630	176,242
NP3 Fastigheter AB	4,357	119,975
Paradox Interactive AB	22,714	310,030
Peab AB, Class B	16,020	150,796
Platzer Fastigheter Holding AB, Class B	6,536	46,260
Proact IT Group AB	7,652	97,882
RaySearch Laboratories AB	3,577	81,311
Rusta AB	16,610	137,814
Saab AB, Class B	10,178	528,768
Sagax AB, Class B	14,983	238,721
Sandvik AB	32,706	1,351,408
Scandi Standard AB	9,674	145,338
Sectra AB, Class B	18,331	520,488
Skandinaviska Enskilda Banken AB, Class A	31,902	635,855
Skanska AB, Class B	8,102	216,988
SKF AB, Class B	5,470	140,619
SkiStar AB	5,877	96,613
SSAB AB, Class A	3,452	32,051
SSAB AB, Class B	3,072	28,434
Sweco AB, Class B	13,262	174,166
Swedbank AB, Class A	39,247	1,467,989
Synsam AB	17,399	97,079
Systemair AB	9,931	84,245
Tele2 AB, Class B	32,828	572,056
Telefonaktiebolaget LM Ericsson, Class A	22,173	247,432
Telefonaktiebolaget LM Ericsson, Class B	37,466	418,670
Telia Co. AB	123,819	603,989
Thule Group AB(b)	9,223	196,312
Trelleborg AB, Class B	5,946	247,961
Troax Group AB	6,574	69,828
Truecaller AB, Class B	11,077	16,127
Volvo AB, Class A	24,267	827,944
Volvo AB, Class B	83,726	2,850,516
Wallenstam AB, Class B	16,528	67,218
Wihlborgs Fastigheter AB	11,220	87,180
Zinzino AB, Class B	4,100	56,640
Total Sweden		25,150,063
Switzerland — 5.4%
ABB Ltd., Registered Shares	35,363	3,839,449
Accelleron Industries AG	6,685	687,851
Allreal Holding AG, Registered Shares	756	198,688
Avolta AG^	4,397	294,351
Bachem Holding AG(a)	6,885	645,695
Belimo Holding AG, Registered Shares	601	678,002
BKW AG	1,117	188,740
Cie Financiere Richemont SA, Class A, Registered Shares	8,625	1,994,662
Comet Holding AG, Registered Shares	896	454,304
EFG International AG^	5,831	117,249
Flughafen Zurich AG, Registered Shares	706	218,806
Galderma Group AG^	2,913	664,105
Galenica AG(b)	1,359	142,024
Geberit AG, Registered Shares	791	529,327
Georg Fischer AG, Registered Shares	2,629	136,559
Givaudan SA, Registered Shares	157	665,642
Helvetia Baloise Holding AG, Registered Shares	686	177,400
Huber & Suhner AG, Registered Shares	1,259	348,053
Inficon Holding AG, Registered Shares	2,719	614,147
International Workplace Group PLC	28,079	68,945
Kuehne & Nagel International AG, Registered Shares	3,819	927,705
Logitech International SA, Registered Shares	3,437	322,715
Nestle SA, Registered Shares	76,212	7,849,368
Partners Group Holding AG	294	241,352
PSP Swiss Property AG, Registered Shares	1,415	252,776
Sandoz Group AG	7,712	699,066
Schindler Holding AG, Participation Certificate	1,248	414,633
Schindler Holding AG, Registered Shares	2,037	648,992
SFS Group AG	1,424	235,141
SGS SA, Registered Shares	5,822	676,425
Sika AG, Registered Shares	2,182	451,061
Sonova Holding AG, Registered Shares	1,635	389,368
Straumann Holding AG, Registered Shares	4,178	551,093
Sulzer AG, Registered Shares	1,523	253,377
Sunrise Communications AG, Class A^	4,103	204,476
Swiss Life Holding AG, Registered Shares	435	479,732
Swiss Prime Site AG, Registered Shares	2,604	425,795
Swisscom AG, Registered Shares	1,427	1,102,999
Temenos AG, Registered Shares	1,894	155,202
UBS Group AG, Registered Shares	38,670	1,920,437
VAT Group AG(b)	1,231	1,077,707
Vontobel Holding AG, Registered Shares	1,774	161,423
Zurich Insurance Group AG	4,552	3,377,955
Total Switzerland		35,482,797
United Kingdom — 10.3%
Admiral Group PLC	13,074	617,747
Advanced Medical Solutions Group PLC(a)	31,163	115,811
AG Barr PLC	9,748	81,898
Alfa Financial Software Holdings PLC(b)	35,308	72,449
Associated British Foods PLC	9,629	253,812
AstraZeneca PLC	22,902	4,285,929
Autotrader Group PLC(b)	38,809	257,083
Aviva PLC	27,247	235,135
Avon Technologies PLC	3,842	87,504
B&M European Value Retail PLC	26,486	68,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
Babcock International Group PLC	8,392	$106,014
BAE Systems PLC	65,060	1,592,309
Balfour Beatty PLC	17,100	196,888
Baltic Classifieds Group PLC	45,659	113,990
Barclays PLC	175,560	1,180,438
Big Yellow Group PLC	6,238	74,721
Bodycote PLC	4,984	43,924
British American Tobacco PLC	100,367	6,230,326
BT Group PLC	212,312	535,685
BTG Consulting PLC	48,120	73,767
Bunzl PLC	840	29,322
Bytes Technology Group PLC(a)	26,204	131,466
Centrica PLC	26,092	59,166
Cerillion PLC	4,657	67,373
Chemring Group PLC	31,101	211,347
CK Hutchison Holdings Ltd.	85,000	718,084
Coats Group PLC	83,620	86,513
Coca-Cola Europacific Partners PLC	9,265	930,880
Cohort PLC(a)	6,648	108,530
Compass Group PLC	28,772	929,336
Computacenter PLC	2,176	123,437
Convatec Group PLC(b)	79,529	226,943
Cranswick PLC	2,235	163,152
Diploma PLC	6,464	611,707
Dr. Martens PLC	27,423	25,150
Drax Group PLC	8,018	80,772
Dunelm Group PLC	7,420	77,456
Elementis PLC	38,546	78,684
Entain PLC	7,153	53,070
Fevertree Drinks PLC	17,586	189,646
Firstgroup PLC	21,608	53,860
Forterra PLC(b)	4,241	7,610
Games Workshop Group PLC	2,751	788,673
GB Group PLC	21,866	57,289
Genus PLC	4,304	122,704
Greggs PLC	4,135	87,811
GSK PLC	104,811	2,755,775
Halma PLC	9,627	502,664
Hammerson PLC	32,138	157,739
Harworth Group PLC	30,541	48,643
Helical PLC	20,640	52,543
Hill & Smith PLC	3,406	124,091
Hollywood Bowl Group PLC	14,645	53,356
Howden Joinery Group PLC	17,484	194,347
HSBC Holdings PLC	591,876	11,239,892
IMI PLC	7,270	285,999
Imperial Brands PLC	52,822	1,955,311
Inchcape PLC	2,012	20,589
Informa PLC	34,418	413,050
IntegraFin Holdings PLC	1,109	5,218
International Consolidated Airlines Group SA	98,993	627,380
Intertek Group PLC	4,244	326,987
ITV PLC	59,538	63,692
J Sainsbury PLC	13,679	58,061
James Halstead PLC	77,902	131,312
JD Sports Fashion PLC	226	254
JET2 PLC	726	12,450
Johnson Matthey PLC	2,171	54,517
Kainos Group PLC	14,068	143,212
Kingfisher PLC	13,173	49,514
Lloyds Banking Group PLC	1,183,019	1,744,449
London Stock Exchange Group PLC	2,161	234,101
LondonMetric Property PLC	154,029	384,951
Marks & Spencer Group PLC	13,513	66,719
Melrose Industries PLC	16,449	103,680
Midwich Group PLC	1	2
Mitie Group PLC	83,109	164,798
MONY Group PLC	22,772	55,975
Moonpig Group PLC	68,921	218,992
Morgan Sindall Group PLC	1,149	74,969
National Grid PLC	159,008	2,633,820
NatWest Group PLC	315,582	2,793,769
Next PLC	2,805	541,501
Nichols PLC	4,506	57,055
Oxford Instruments PLC	5,101	206,359
Paratus Energy Services Ltd.	18,477	86,265
Pearson PLC	14,660	232,711
Pennon Group PLC	44,090	272,579
PPHE Hotel Group Ltd.	5,572	127,201
Property Franchise Group PLC	9,225	58,403
PZ Cussons PLC	65,863	91,088
QinetiQ Group PLC	31,199	174,911
Reckitt Benckiser Group PLC	13,079	852,505
RELX PLC	33,794	1,061,223
Renishaw PLC	2,819	191,566
Rentokil Initial PLC	57,345	324,690
Rightmove PLC	55,570	323,195
Rolls-Royce Holdings PLC	106,813	2,047,973
Rotork PLC	61,004	239,178
RS Group PLC	11,671	90,076
Safestore Holdings PLC	34	277
Sage Group PLC	26,872	291,033
Savills PLC	6,933	78,584
Senior PLC	40,471	154,700
Serco Group PLC	45,729	132,919
Severn Trent PLC	16,533	648,647
Smith & Nephew PLC	17,465	252,782
Smiths Group PLC	12,714	431,991
Softcat PLC	14,613	354,930
Spirax Group PLC	2,530	229,515
Spire Healthcare Group PLC(b)	21,080	60,154
SSE PLC	31,256	1,010,562
SSP Group PLC	8,483	21,133
Standard Chartered PLC	19,415	525,936
Subsea 7 SA	17,337	592,179
Tesco PLC	138,219	841,490
Travis Perkins PLC	37	271
Unilever PLC	56,988	3,424,478
United Utilities Group PLC	22,882	397,545
Vodafone Group PLC	463,151	612,258
Volex PLC	18,146	135,594
Volution Group PLC	42,130	341,653
Weir Group PLC	7,630	243,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2026

Investments	Shares	Value
Whitbread PLC	5,553	$176,222
Workspace Group PLC	52	239
Total United Kingdom		67,933,768
United States — 5.9%
Acerinox SA	4,635	81,237
Aegon Ltd.	20,107	170,987
Alcon, Inc.	4,474	302,833
BP PLC	633,120	3,925,079
Buzzi SpA	1,252	64,113
Experian PLC	13,226	446,403
Ferrovial NV	13,651	936,119
Haleon PLC	126,269	582,712
Holcim AG, Registered Shares^	13,673	1,235,341
InterContinental Hotels Group PLC	4,708	810,953
Novartis AG, Registered Shares	51,720	8,115,933
QIAGEN NV	2,902	112,475
Reliance Worldwide Corp. Ltd.	34,827	94,341
Roche Holding AG	16,986	7,007,923
Roche Holding AG, Bearer Shares	2,332	980,617
Sanofi SA	41,776	3,586,009
Schneider Electric SE	7,847	2,560,459
Shell PLC	164,814	6,415,916
Swiss Re AG	4,640	739,156
Tenaris SA	23,096	639,281
Total United States		38,807,887
TOTAL COMMON STOCKS
(Cost: $418,759,208)		657,461,664
RIGHTS — 0.0%
Australia — 0.0%
Centuria Capital Group*^	2,142	0
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA^	9,874	20,738
TOTAL RIGHTS
(Cost: $21,046)		20,738
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)
(Cost: $225,773)	225,773	225,773
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.7%
United States — 0.7%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)
(Cost: $4,921,617)	4,921,617	4,921,617
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $423,927,644)		662,629,792
Other Liabilities less Assets — (0.0)%		(7,181)
NET ASSETS — 100.0%		$662,622,611

*	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $91,449, which represents 0.0% of net assets.
^	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,849,534 and the total market value of the collateral held by the Fund was $10,533,556. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,611,939.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$5,300,000	$12,100,000	$17,400,000	$—	$—	$–	^	$16,124

^	As of June 30, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$44,340,921	$–	$91,449	*	$44,432,370
Other	613,029,294	–	–		613,029,294
Rights	20,738	–	0	*	20,738
Mutual Fund	–	225,773	–		225,773
Investment of Cash Collateral for Securities Loaned	–	4,921,617	–		4,921,617
Total Investments in Securities	$657,390,953	$5,147,390	$91,449		$662,629,792

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.0%
Australia — 2.3%
Aristocrat Leisure Ltd.	77,045	$3,270,395
Brambles Ltd.	385,348	5,200,558
Cochlear Ltd.	9,235	778,957
Codan Ltd.	12,913	394,882
CSL Ltd.	108,088	8,592,118
Eagers Automotive Ltd.	46,142	679,622
HUB24 Ltd.	15,888	800,444
JB Hi-Fi Ltd.	29,127	1,624,021
Netwealth Group Ltd.	83,412	1,188,118
Northern Star Resources Ltd.	328,226	4,309,135
Pro Medicus Ltd.	5,342	752,882
Ramelius Resources Ltd.	461,830	934,271
REA Group Ltd.(a)	15,557	1,500,174
Sigma Healthcare Ltd.	493,960	941,093
Technology One Ltd.	34,920	712,955
Wesfarmers Ltd.	281,065	17,602,854
Whitehaven Coal Ltd.	141,407	747,486
WiseTech Global Ltd.	14,933	341,404
Total Australia		50,371,369
Austria — 2.1%
ANDRITZ AG	46,714	4,037,654
BAWAG Group AG(b)	46,660	9,351,621
Erste Group Bank AG	166,152	22,244,503
Raiffeisen Bank International AG	153,063	9,773,579
Wienerberger AG	33,216	858,254
Total Austria		46,265,611
Belgium — 0.3%
Solvay SA(a)	89,313	2,683,492
Syensqo SA	23,572	1,740,961
UCB SA	11,130	3,333,932
Total Belgium		7,758,385
Chile — 0.2%
Antofagasta PLC	107,932	5,472,252
China — 0.2%
Prosus NV*	106,547	4,627,759
Denmark — 2.7%
Novo Nordisk AS, Class B	1,162,573	55,941,491
Pandora AS	25,455	2,922,380
Royal Unibrew AS	12,804	844,853
Total Denmark		59,708,724
Finland — 0.6%
Kone OYJ, Class B	152,541	8,678,151
Konecranes OYJ	51,054	1,568,987
Valmet OYJ	88,043	2,125,930
Total Finland		12,373,068
France — 12.4%
Accor SA	72,955	4,240,537
Air Liquide SA	130,602	25,873,698
Airbus SE	82,898	18,437,974
BioMerieux	8,619	676,977
Bureau Veritas SA	153,471	4,698,910
Cie Generale des Etablissements Michelin SCA	366,389	14,137,625
Dassault Aviation SA	14,457	4,747,040
Edenred SE	185,940	4,783,167
Eiffage SA	44,531	6,572,777
Hermes International SCA	8,835	16,141,488
Kering SA	26,388	7,460,893
Legrand SA	43,084	7,275,398
L'Oreal SA	107,540	47,169,956
LVMH Moet Hennessy Louis Vuitton SE	130,024	71,964,588
Nexans SA	9,737	1,617,525
Rexel SA	125,050	5,462,871
Safran SA	43,672	17,225,920
Technip Energies NV	41,306	1,564,097
Thales SA	31,658	8,136,545
Vallourec SACA*	223,805	5,242,905
Total France		273,430,891
Georgia — 0.3%
Lion Finance Group PLC	24,118	3,626,801
TBC Bank Group PLC	43,206	2,541,536
Total Georgia		6,168,337
Germany — 9.0%
adidas AG	20,602	4,225,636
Continental AG	71,984	5,938,719
CTS Eventim AG & Co. KGaA	18,067	1,054,489
Daimler Truck Holding AG	475,115	22,922,999
Deutsche Lufthansa AG, Registered Shares	532,053	6,089,045
Deutsche Post AG, Registered Shares	617,611	37,494,691
Deutsche Telekom AG, Registered Shares	1,629,201	44,424,576
Fielmann Group AG	18,346	897,729
GEA Group AG	25,325	1,738,692
Heidelberg Materials AG	30,931	5,902,154
HochTief AG	15,592	9,037,952
Hugo Boss AG	27,136	1,165,594
Infineon Technologies AG	145,238	13,561,354
Knorr-Bremse AG	39,062	4,537,414
Krones AG	7,147	916,805
Nemetschek SE	11,178	678,608
Rheinmetall AG	2,190	2,480,041
SAP SE	132,709	20,331,312
Schott Pharma AG & Co. KGaA	13,237	261,816
Sixt SE	10,798	786,399
Traton SE	338,601	12,844,726
Total Germany		197,290,751
Hong Kong — 0.5%
Bank of East Asia Ltd.	2,281,800	3,645,852
Techtronic Industries Co. Ltd.	507,000	8,372,364
Total Hong Kong		12,018,216
Ireland — 0.4%
Bank of Ireland Group PLC	419,327	8,353,834
Israel — 1.4%
Bank Leumi Le-Israel BM	541,033	12,081,064
Elbit Systems Ltd.	1,918	1,454,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
June 30, 2026

Investments	Shares	Value
Israel Discount Bank Ltd., Class A	480,376	$4,756,278
Mizrahi Tefahot Bank Ltd.	123,135	8,141,635
Newmed Energy LP(a)	468,190	2,451,380
Strauss Group Ltd.	35,015	1,351,499
Total Israel		30,236,715
Italy — 1.7%
Brembo NV(a)	95,063	1,112,940
Brunello Cucinelli SpA(a)	4,800	453,296
DiaSorin SpA(a)	7,076	548,178
Ferrari NV	18,434	6,835,869
Leonardo SpA	57,906	3,106,620
Maire SpA	99,591	1,630,509
Moncler SpA	76,512	4,442,040
PRADA SpA	833,600	4,222,186
Prysmian SpA	26,163	4,368,671
Recordati Industria Chimica & Farmaceutica SpA	56,939	3,339,546
Ryanair Holdings PLC	206,619	6,460,823
Technogym SpA(b)	56,474	981,414
Total Italy		37,502,092
Japan — 20.3%
Advantest Corp.	29,400	5,850,152
Ajinomoto Co., Inc.	124,900	4,513,384
Amada Co. Ltd.	144,600	2,625,977
Asics Corp.	60,400	1,625,904
Bandai Namco Holdings, Inc.	130,100	3,029,063
BayCurrent, Inc.	27,500	1,021,320
BIPROGY, Inc.	35,800	940,349
Bridgestone Corp.(a)	526,000	11,036,210
Capcom Co. Ltd.	68,700	1,273,185
Chugai Pharmaceutical Co. Ltd.(a)	262,800	12,182,342
CyberAgent, Inc.	110,100	922,665
Daiichi Sankyo Co. Ltd.	356,700	5,724,977
Daiwa House Industry Co. Ltd.	206,900	5,622,995
Disco Corp.	9,700	4,849,851
Ebara Corp.	80,000	3,079,403
Food & Life Cos. Ltd.	37,000	1,111,423
Fujikura Ltd.	186,300	7,150,527
GMO Payment Gateway, Inc.	35,300	2,015,591
Hachijuni Nagano Bank Ltd.	307,600	4,520,551
Hitachi Ltd.	518,100	14,252,731
Hokuhoku Financial Group, Inc.	74,000	3,039,680
Horiba Ltd.	13,400	2,259,923
Hoya Corp.	31,900	5,093,401
Ibiden Co. Ltd.	21,900	3,209,036
Internet Initiative Japan, Inc.	59,600	1,172,381
Isuzu Motors Ltd.	411,600	5,446,213
Japan Steel Works Ltd.	11,500	543,212
Kakaku.com, Inc.	70,391	1,468,239
Keyence Corp.	16,100	8,029,940
Kobe Bussan Co. Ltd.	25,500	414,449
Koei Tecmo Holdings Co. Ltd.	124,700	1,162,025
Koito Manufacturing Co. Ltd.	77,200	1,211,022
Kokusai Electric Corp.	32,400	2,163,987
Konami Group Corp.	14,500	1,576,019
Kuraray Co. Ltd.(a)	126,300	1,296,222
Lasertec Corp.	19,100	5,840,763
M3, Inc.	85,300	952,589
Maruwa Co. Ltd.	1,500	653,438
Mazda Motor Corp.	367,300	2,459,966
MISUMI Group, Inc.	72,900	1,791,494
Mitsubishi Heavy Industries Ltd.	230,800	5,206,047
Mitsui Kinzoku Co. Ltd.	12,600	3,298,754
MonotaRO Co. Ltd.	98,100	1,119,979
Murata Manufacturing Co. Ltd.	458,500	32,146,485
Nintendo Co. Ltd.	149,100	6,252,063
Nippon Steel Corp.(a)	2,848,600	9,396,305
Nitto Denko Corp.	132,600	2,586,322
Nomura Research Institute Ltd.	85,200	2,407,251
OBIC Business Consultants Co. Ltd.	13,600	508,938
Obic Co. Ltd.	87,200	2,051,165
Olympus Corp.	163,300	1,707,102
Oracle Corp.	26,400	1,348,223
Organo Corp.	14,600	1,464,267
Pan Pacific International Holdings Corp.	298,300	1,510,542
Panasonic Holdings Corp.	706,600	19,573,070
Persol Holdings Co. Ltd.	1,296,600	1,973,720
Recruit Holdings Co. Ltd.	67,500	4,705,584
Ryohin Keikaku Co. Ltd.	65,800	1,432,802
Sanrio Co. Ltd.(a)	156,200	1,057,191
Sanwa Holdings Corp.	82,400	1,921,019
SCREEN Holdings Co. Ltd.	56,400	6,178,754
Sega Sammy Holdings, Inc.	51,200	695,425
Seibu Holdings, Inc.(a)	34,400	671,596
Shin-Etsu Chemical Co. Ltd.	456,300	19,675,437
Socionext, Inc.	50,700	795,946
Sompo Holdings, Inc.	359,400	13,794,414
Subaru Corp.	348,800	5,129,254
SUMCO Corp.	62,800	1,556,814
Sumitomo Forestry Co. Ltd.(a)	203,300	1,689,320
TISI, Inc.	49,700	968,466
Toei Animation Co. Ltd.	46,600	697,889
Tokyo Electron Ltd.	102,900	48,846,239
TOTO Ltd.	65,700	3,480,958
Toyo Tire Corp.	69,800	1,601,073
Toyota Motor Corp.	5,294,400	88,769,359
Trend Micro, Inc.	44,900	1,652,618
Yamato Holdings Co. Ltd.	89,000	1,004,587
Zensho Holdings Co. Ltd.(a)	19,500	967,651
ZOZO, Inc.	283,600	2,004,962
Total Japan		444,980,190
Luxembourg — 0.1%
Eurofins Scientific SE	16,717	1,310,356
Macau — 0.2%
Sands China Ltd.	2,257,600	3,756,885
Netherlands — 7.0%
Arcadis NV	13,095	503,342
ASM International NV	2,559	2,927,168
ASML Holding NV	32,407	63,779,464
Heineken Holding NV	96,707	7,380,222
ING Groep NV	1,745,142	55,207,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
June 30, 2026

Investments	Shares	Value
Koninklijke KPN NV	1,763,478	$8,701,853
Koninklijke Vopak NV	46,783	2,441,147
Universal Music Group NV	426,119	8,930,044
Wolters Kluwer NV	55,944	3,609,946
Total Netherlands		153,480,951
Nigeria — 0.1%
Airtel Africa PLC(b)	698,589	3,037,513
Norway — 0.5%
Frontline PLC	101,592	3,525,511
Kongsberg Gruppen ASA	135,126	4,073,376
Mowi ASA	159,485	2,946,173
Total Norway		10,545,060
Portugal — 0.6%
Banco Comercial Portugues SA, Class R	7,604,263	8,998,243
Jeronimo Martins SGPS SA	180,779	3,464,035
Total Portugal		12,462,278
Singapore — 1.3%
Singapore Exchange Ltd.	321,300	5,981,603
Singapore Technologies Engineering Ltd.	649,800	5,219,701
Singapore Telecommunications Ltd.	5,031,200	17,153,807
Total Singapore		28,355,111
Spain — 6.8%
Amadeus IT Group SA	105,325	6,150,956
Banco Bilbao Vizcaya Argentaria SA	2,772,026	69,311,663
Industria de Diseno Textil SA	1,156,873	72,904,634
Laboratorios Farmaceuticos Rovi SA	7,943	525,349
Total Spain		148,892,602
Sweden — 4.9%
AAK AB(a)	51,585	1,220,581
AddTech AB, Class B	32,225	1,136,748
Assa Abloy AB, Class B	183,050	6,476,064
Atlas Copco AB, Class A	710,885	14,407,722
Atlas Copco AB, Class B	204,137	3,621,593
Axfood AB	80,088	2,130,020
Epiroc AB, Class B	79,901	1,855,907
Epiroc AB, Class A	150,453	4,133,585
EQT AB	189,624	5,368,482
Indutrade AB	50,164	1,038,718
Lifco AB, Class B	32,870	1,077,989
Saab AB, Class B	26,509	1,377,197
Sandvik AB	297,579	12,295,929
Sectra AB, Class B	10,537	299,186
SKF AB, Class B	127,395	3,274,993
Sweco AB, Class B	70,219	922,163
Tele2 AB, Class B	282,017	4,914,386
Trelleborg AB, Class B	42,628	1,777,681
Volvo AB, Class B	1,177,689	40,095,320
Total Sweden		107,424,264
Switzerland — 5.9%
ABB Ltd., Registered Shares	297,567	32,307,590
Accelleron Industries AG	16,398	1,687,267
Belimo Holding AG, Registered Shares	1,542	1,739,565
Bucher Industries AG, Registered Shares	1,806	711,967
Geberit AG, Registered Shares	7,742	5,180,849
Georg Fischer AG, Registered Shares	20,789	1,079,848
Huber & Suhner AG, Registered Shares	2,535	700,806
Logitech International SA, Registered Shares	25,649	2,408,300
Partners Group Holding AG	12,550	10,302,622
Schindler Holding AG, Participation Certificate	8,992	2,987,486
SFS Group AG	13,331	2,201,313
SGS SA, Registered Shares	75,503	8,772,257
Sika AG, Registered Shares	33,819	6,991,035
Sonova Holding AG, Registered Shares	12,375	2,947,049
Straumann Holding AG, Registered Shares	20,196	2,663,924
Sulzer AG, Registered Shares	10,864	1,807,412
UBS Group AG, Registered Shares	809,518	40,202,431
VAT Group AG(b)	5,012	4,387,869
Total Switzerland		129,079,590
United Kingdom — 11.7%
AstraZeneca PLC	300,424	56,221,990
Autotrader Group PLC(b)	147,240	975,362
BAE Systems PLC	558,357	13,665,495
Bridgepoint Group PLC(b)	539,452	1,878,751
Centrica PLC	1,554,115	3,524,119
Compass Group PLC	321,132	10,372,564
GSK PLC	1,622,383	42,657,003
Hiscox Ltd.	122,875	3,012,194
Howden Joinery Group PLC	173,024	1,923,285
Imperial Brands PLC	517,310	19,149,254
Inchcape PLC	122,198	1,250,463
International Consolidated Airlines Group SA	892,473	5,656,150
Intertek Group PLC	54,465	4,196,355
JD Sports Fashion PLC	530,891	596,958
Lloyds Banking Group PLC	26,230,378	38,678,630
Next PLC	24,282	4,687,601
RELX PLC	363,406	11,411,936
Rightmove PLC	158,157	919,842
Rolls-Royce Holdings PLC	808,813	15,507,729
RS Group PLC	168,619	1,301,394
Sage Group PLC	178,931	1,937,886
Softcat PLC	66,710	1,620,297
Spirax Group PLC	20,181	1,830,770
SSE PLC	410,230	13,263,471
Weir Group PLC	30,485	972,687
Total United Kingdom		257,212,186
United States — 5.5%
BP PLC	9,823,381	60,900,847
Experian PLC	129,825	4,381,847
Ferrovial NV(a)	118,237	8,108,119
Holcim AG, Registered Shares*	140,661	12,708,577
InterContinental Hotels Group PLC	25,725	4,431,131
Schneider Electric SE	96,065	31,345,803
Total United States		121,876,324
TOTAL COMMON STOCKS
(Cost: $1,889,590,336)		2,173,991,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
June 30, 2026

Investments	Shares	Value
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree International Quality Dividend Growth Fund(a)(c)
(Cost: $170,492)	$6,017	$259,212
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(d)
(Cost: $459,500)	459,500	459,500
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.5%
United States — 0.5%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)	5,495,878	5,495,878
WisdomTree Treasury Money Market Digital Fund, 3.45%(c)(d)	5,100,000	5,100,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $10,595,878)		10,595,878
TOTAL INVESTMENTS IN SECURITIES — 99.5%
(Cost: $1,900,816,206)		2,185,305,904
Other Assets less Liabilities — 0.5%		11,234,254
NET ASSETS — 100.0%		$2,196,540,158

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,629,125 and the total market value of the collateral held by the Fund was $24,895,735. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,299,857.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
June 30, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Dividend Income	Securities Lending Income
WisdomTree International Quality Dividend Growth Fund	$241,522	$—	$—	$—	$17,690	$259,212	$3,670	$—
WisdomTree Treasury Money Market Digital Fund	11,100,000	83,200,000	89,200,000	—	—	5,100,000	—	102,717
Total	$11,341,522	$83,200,000	$89,200,000	$—	$17,690	$5,359,212	$3,670	$102,717

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	7/3/2026	240,817	AUD	168,162	USD	$–	$(1,327)
Citibank NA	7/3/2026	80,272	AUD	56,054	USD	–	(442)
Citibank NA	7/3/2026	402,221	CHF	503,492	USD	–	(4,807)
Citibank NA	7/3/2026	134,074	CHF	167,831	USD	–	(1,602)
Citibank NA	7/3/2026	1,318,663	DKK	203,394	USD	–	(1,691)
Citibank NA	7/3/2026	439,554	DKK	67,798	USD	–	(564)
Citibank NA	7/3/2026	2,895,701	EUR	3,337,724	USD	–	(26,935)
Citibank NA	7/3/2026	965,234	EUR	1,112,575	USD	–	(8,978)
Citibank NA	7/3/2026	886,011	GBP	1,180,693	USD	–	(4,737)
Citibank NA	7/3/2026	295,337	GBP	393,564	USD	–	(1,579)
Citibank NA	7/3/2026	368,759	ILS	124,463	USD	–	(692)
Citibank NA	7/3/2026	122,921	ILS	41,488	USD	–	(231)
Citibank NA	7/3/2026	245,429,114	JPY	1,531,301	USD	–	(21,082)
Citibank NA	7/3/2026	81,809,758	JPY	510,434	USD	–	(7,027)
Citibank NA	7/3/2026	409,870	NOK	42,994	USD	–	(1,575)
Citibank NA	7/3/2026	136,620	NOK	14,331	USD	–	(525)
Citibank NA	7/3/2026	3,715,162	SEK	389,256	USD	–	(5,364)
Citibank NA	7/3/2026	1,238,387	SEK	129,752	USD	–	(1,788)
Citibank NA	7/3/2026	128,303	SGD	99,659	USD	–	(458)
Citibank NA	7/3/2026	42,768	SGD	33,220	USD	–	(153)
Citibank NA	7/6/2026	552,974	HKD	70,609	USD	–	(87)
Citibank NA	7/6/2026	184,322	HKD	23,536	USD	–	(29)
Deutsche Bank AG	7/3/2026	13,430,115	AUD	9,304,169	USD	59	–
Deutsche Bank AG	7/3/2026	22,469,016	CHF	27,857,559	USD	204	–
Deutsche Bank AG	7/3/2026	73,572,288	DKK	11,253,500	USD	124	–
Deutsche Bank AG	7/3/2026	161,520,348	EUR	184,671,867	USD	1,813	–
Deutsche Bank AG	7/3/2026	49,219,722	GBP	65,326,211	USD	564	–
Deutsche Bank AG	7/3/2026	20,516,688	ILS	6,886,366	USD	–	(120)
Deutsche Bank AG	7/3/2026	13,768,960,258	JPY	84,724,855	USD	790	–
Deutsche Bank AG	7/3/2026	23,539,772	NOK	2,378,781	USD	22	–
Deutsche Bank AG	7/3/2026	208,429,047	SEK	21,537,028	USD	181	–
Deutsche Bank AG	7/3/2026	7,131,695	SGD	5,514,028	USD	48	–
Deutsche Bank AG	7/3/2026	9,652,486	USD	13,423,683	AUD	352,714	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
June 30, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	7/3/2026	28,900,452	USD	22,506,424	CHF	$996,309	$–
Deutsche Bank AG	7/3/2026	11,674,793	USD	74,645,203	DKK	257,056	–
Deutsche Bank AG	7/3/2026	191,585,363	USD	163,953,606	EUR	4,129,626	–
Deutsche Bank AG	7/3/2026	67,771,805	USD	50,280,247	GBP	1,037,449	–
Deutsche Bank AG	7/3/2026	7,144,169	USD	20,025,663	ILS	422,731	–
Deutsche Bank AG	7/3/2026	87,896,670	USD	13,956,365,810	JPY	2,017,848	–
Deutsche Bank AG	7/3/2026	2,467,835	USD	22,802,384	NOK	163,548	–
Deutsche Bank AG	7/3/2026	22,343,302	USD	205,970,863	SEK	1,060,100	–
Deutsche Bank AG	7/3/2026	5,720,455	USD	7,279,290	SGD	92,261	–
Deutsche Bank AG	7/6/2026	30,633,176	HKD	3,906,681	USD	36	–
Deutsche Bank AG	7/6/2026	4,052,934	USD	31,728,483	HKD	6,530	–
Deutsche Bank AG	8/5/2026	10,326,693	USD	14,914,820	AUD	–	(68)
Deutsche Bank AG	8/5/2026	28,106,475	USD	22,588,387	CHF	–	(436)
Deutsche Bank AG	8/5/2026	12,161,430	USD	79,371,439	DKK	–	(323)
Deutsche Bank AG	8/5/2026	188,576,139	USD	164,714,451	EUR	–	(2,186)
Deutsche Bank AG	8/5/2026	66,005,676	USD	49,732,917	GBP	–	(833)
Deutsche Bank AG	8/5/2026	4,092,150	USD	32,051,879	HKD	–	(104)
Deutsche Bank AG	8/5/2026	6,172,616	USD	18,375,384	ILS	–	(11)
Deutsche Bank AG	8/5/2026	89,609,681	USD	14,525,041,535	JPY	–	(1,154)
Deutsche Bank AG	8/5/2026	2,192,059	USD	21,701,623	NOK	–	(19)
Deutsche Bank AG	8/5/2026	21,097,004	USD	203,807,755	SEK	–	(395)
Deutsche Bank AG	8/5/2026	5,697,636	USD	7,352,645	SGD	–	(390)
Goldman Sachs	7/3/2026	13,430,111	AUD	9,304,166	USD	59	–
Goldman Sachs	7/3/2026	22,469,153	CHF	27,857,556	USD	377	–
Goldman Sachs	7/3/2026	73,572,725	DKK	11,253,498	USD	193	–
Goldman Sachs	7/3/2026	161,520,487	EUR	184,671,864	USD	1,975	–
Goldman Sachs	7/3/2026	49,219,885	GBP	65,326,207	USD	786	–
Goldman Sachs	7/3/2026	20,516,689	ILS	6,886,364	USD	–	(118)
Goldman Sachs	7/3/2026	13,768,983,395	JPY	84,724,854	USD	933	–
Goldman Sachs	7/3/2026	23,539,916	NOK	2,378,779	USD	39	–
Goldman Sachs	7/3/2026	208,429,887	SEK	21,537,028	USD	268	–
Goldman Sachs	7/3/2026	7,131,771	SGD	5,514,027	USD	108	–
Goldman Sachs	7/6/2026	30,633,161	HKD	3,906,679	USD	36	–
Goldman Sachs	8/5/2026	10,326,690	USD	14,914,902	AUD	–	(128)
Goldman Sachs	8/5/2026	28,106,472	USD	22,588,553	CHF	–	(646)
Goldman Sachs	8/5/2026	12,161,430	USD	79,372,363	DKK	–	(465)
Goldman Sachs	8/5/2026	188,576,139	USD	164,714,738	EUR	–	(2,516)
Goldman Sachs	8/5/2026	66,005,676	USD	49,732,842	GBP	–	(733)
Goldman Sachs	8/5/2026	4,092,149	USD	32,051,872	HKD	–	(104)
Goldman Sachs	8/5/2026	6,172,613	USD	18,375,381	ILS	–	(13)
Goldman Sachs	8/5/2026	89,609,678	USD	14,525,110,497	JPY	–	(1,582)
Goldman Sachs	8/5/2026	2,192,055	USD	21,701,559	NOK	–	(16)
Goldman Sachs	8/5/2026	21,097,002	USD	203,806,449	SEK	–	(262)
Goldman Sachs	8/5/2026	5,697,636	USD	7,352,298	SGD	–	(120)
HSBC Holdings PLC	7/3/2026	898,383	AUD	620,506	USD	1,883	–
HSBC Holdings PLC	7/3/2026	1,503,894	CHF	1,857,854	USD	6,719	–
HSBC Holdings PLC	7/3/2026	4,929,962	DKK	750,509	USD	3,579	–
HSBC Holdings PLC	7/3/2026	10,823,931	EUR	12,315,988	USD	59,512	–
HSBC Holdings PLC	7/3/2026	3,299,170	GBP	4,356,683	USD	22,134	–
HSBC Holdings PLC	7/3/2026	1,369,343	ILS	459,260	USD	348	–
HSBC Holdings PLC	7/3/2026	913,182,373	JPY	5,650,402	USD	–	(31,244)
HSBC Holdings PLC	7/3/2026	1,564,443	NOK	158,644	USD	–	(550)
HSBC Holdings PLC	7/3/2026	13,949,001	SEK	1,436,330	USD	5,036	–
HSBC Holdings PLC	7/3/2026	476,278	SGD	367,737	USD	511	–
HSBC Holdings PLC	7/3/2026	9,652,484	USD	13,423,585	AUD	352,780	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
June 30, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	7/3/2026	28,900,452	USD	22,506,256	CHF	$996,517	$–
HSBC Holdings PLC	7/3/2026	11,674,793	USD	74,644,891	DKK	257,104	–
HSBC Holdings PLC	7/3/2026	191,585,361	USD	163,953,324	EUR	4,129,947	–
HSBC Holdings PLC	7/3/2026	67,771,802	USD	50,280,704	GBP	1,036,840	–
HSBC Holdings PLC	7/3/2026	7,144,165	USD	20,026,366	ILS	422,491	–
HSBC Holdings PLC	7/3/2026	87,896,669	USD	13,956,444,055	JPY	2,017,365	–
HSBC Holdings PLC	7/3/2026	2,467,831	USD	22,802,282	NOK	163,554	–
HSBC Holdings PLC	7/3/2026	22,343,302	USD	205,970,545	SEK	1,060,132	–
HSBC Holdings PLC	7/3/2026	5,720,452	USD	7,279,790	SGD	91,872	–
HSBC Holdings PLC	7/6/2026	2,042,534	HKD	260,541	USD	–	(52)
HSBC Holdings PLC	7/6/2026	4,052,932	USD	31,727,940	HKD	6,598	–
JPMorgan Chase Bank NA	7/3/2026	471,175	AUD	336,324	USD	–	(9,899)
JPMorgan Chase Bank NA	7/3/2026	13,430,098	AUD	9,304,169	USD	47	–
JPMorgan Chase Bank NA	7/3/2026	790,176	CHF	1,006,984	USD	–	(27,301)
JPMorgan Chase Bank NA	7/3/2026	22,469,094	CHF	27,857,559	USD	301	–
JPMorgan Chase Bank NA	7/3/2026	2,612,658	DKK	406,787	USD	–	(7,155)
JPMorgan Chase Bank NA	7/3/2026	73,572,282	DKK	11,253,500	USD	123	–
JPMorgan Chase Bank NA	7/3/2026	5,738,684	EUR	6,675,448	USD	–	(114,145)
JPMorgan Chase Bank NA	7/3/2026	161,520,193	EUR	184,671,867	USD	1,636	–
JPMorgan Chase Bank NA	7/3/2026	1,757,386	GBP	2,361,387	USD	–	(28,901)
JPMorgan Chase Bank NA	7/3/2026	49,219,651	GBP	65,326,211	USD	471	–
JPMorgan Chase Bank NA	7/3/2026	702,229	ILS	248,926	USD	–	(13,229)
JPMorgan Chase Bank NA	7/3/2026	20,516,474	ILS	6,886,366	USD	–	(192)
JPMorgan Chase Bank NA	7/3/2026	487,988,050	JPY	3,062,602	USD	–	(59,826)
JPMorgan Chase Bank NA	7/3/2026	13,768,979,321	JPY	84,724,855	USD	907	–
JPMorgan Chase Bank NA	7/3/2026	798,474	NOK	85,987	USD	–	(5,298)
JPMorgan Chase Bank NA	7/3/2026	23,539,800	NOK	2,378,781	USD	25	–
JPMorgan Chase Bank NA	7/3/2026	7,248,893	SEK	778,512	USD	–	(29,476)
JPMorgan Chase Bank NA	7/3/2026	208,429,234	SEK	21,537,028	USD	201	–
JPMorgan Chase Bank NA	7/3/2026	7,131,657	SGD	5,514,028	USD	19	–
JPMorgan Chase Bank NA	7/3/2026	9,652,486	USD	13,423,414	AUD	352,900	–
JPMorgan Chase Bank NA	7/3/2026	28,900,452	USD	22,506,296	CHF	996,467	–
JPMorgan Chase Bank NA	7/3/2026	11,674,793	USD	74,644,617	DKK	257,145	–
JPMorgan Chase Bank NA	7/3/2026	191,585,363	USD	163,954,237	EUR	4,128,905	–
JPMorgan Chase Bank NA	7/3/2026	67,771,805	USD	50,280,083	GBP	1,037,667	–
JPMorgan Chase Bank NA	7/3/2026	7,144,169	USD	20,027,937	ILS	421,968	–
JPMorgan Chase Bank NA	7/3/2026	87,896,670	USD	13,956,387,081	JPY	2,017,717	–
JPMorgan Chase Bank NA	7/3/2026	2,467,835	USD	22,802,430	NOK	163,543	–
JPMorgan Chase Bank NA	7/3/2026	22,343,302	USD	205,968,467	SEK	1,060,347	–
JPMorgan Chase Bank NA	7/3/2026	5,720,455	USD	7,279,742	SGD	91,912	–
JPMorgan Chase Bank NA	7/6/2026	1,105,439	HKD	141,217	USD	–	(238)
JPMorgan Chase Bank NA	7/6/2026	30,633,267	HKD	3,906,681	USD	47	–
JPMorgan Chase Bank NA	7/6/2026	4,052,934	USD	31,727,664	HKD	6,635	–
JPMorgan Chase Bank NA	8/5/2026	10,326,693	USD	14,914,906	AUD	–	(128)
JPMorgan Chase Bank NA	8/5/2026	28,106,475	USD	22,588,418	CHF	–	(475)
JPMorgan Chase Bank NA	8/5/2026	12,161,430	USD	79,370,917	DKK	–	(243)
JPMorgan Chase Bank NA	8/5/2026	188,576,139	USD	164,714,868	EUR	–	(2,664)
JPMorgan Chase Bank NA	8/5/2026	66,005,676	USD	49,732,647	GBP	–	(475)
JPMorgan Chase Bank NA	8/5/2026	4,092,150	USD	32,052,243	HKD	–	(150)
JPMorgan Chase Bank NA	8/5/2026	6,172,616	USD	18,377,353	ILS	–	(673)
JPMorgan Chase Bank NA	8/5/2026	89,609,681	USD	14,525,043,776	JPY	–	(1,168)
JPMorgan Chase Bank NA	8/5/2026	2,192,059	USD	21,701,777	NOK	–	(34)
JPMorgan Chase Bank NA	8/5/2026	21,097,004	USD	203,807,607	SEK	–	(380)
JPMorgan Chase Bank NA	8/5/2026	5,697,636	USD	7,352,346	SGD	–	(158)
Morgan Stanley & Co. International	7/3/2026	13,430,096	AUD	9,304,169	USD	46	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
June 30, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	7/3/2026	22,469,071	CHF	27,857,559	USD	$273	$–
Morgan Stanley & Co. International	7/3/2026	73,572,277	DKK	11,253,500	USD	122	–
Morgan Stanley & Co. International	7/3/2026	161,520,348	EUR	184,671,867	USD	1,813	–
Morgan Stanley & Co. International	7/3/2026	49,219,777	GBP	65,326,211	USD	638	–
Morgan Stanley & Co. International	7/3/2026	20,516,688	ILS	6,886,366	USD	–	(120)
Morgan Stanley & Co. International	7/3/2026	13,768,968,731	JPY	84,724,855	USD	842	–
Morgan Stanley & Co. International	7/3/2026	23,539,810	NOK	2,378,781	USD	26	–
Morgan Stanley & Co. International	7/3/2026	208,429,133	SEK	21,537,028	USD	190	–
Morgan Stanley & Co. International	7/3/2026	7,131,706	SGD	5,514,028	USD	57	–
Morgan Stanley & Co. International	7/3/2026	9,652,486	USD	13,423,663	AUD	352,728	–
Morgan Stanley & Co. International	7/3/2026	28,900,452	USD	22,506,343	CHF	996,410	–
Morgan Stanley & Co. International	7/3/2026	11,674,793	USD	74,644,774	DKK	257,121	–
Morgan Stanley & Co. International	7/3/2026	191,585,363	USD	163,953,536	EUR	4,129,707	–
Morgan Stanley & Co. International	7/3/2026	67,771,805	USD	50,280,669	GBP	1,036,890	–
Morgan Stanley & Co. International	7/3/2026	7,144,169	USD	20,029,964	ILS	421,288	–
Morgan Stanley & Co. International	7/3/2026	87,896,670	USD	13,956,422,943	JPY	2,017,496	–
Morgan Stanley & Co. International	7/3/2026	2,467,835	USD	22,802,373	NOK	163,549	–
Morgan Stanley & Co. International	7/3/2026	22,343,302	USD	205,969,897	SEK	1,060,199	–
Morgan Stanley & Co. International	7/3/2026	5,720,455	USD	7,280,146	SGD	91,600	–
Morgan Stanley & Co. International	7/6/2026	30,633,294	HKD	3,906,681	USD	51	–
Morgan Stanley & Co. International	7/6/2026	4,052,934	USD	31,728,078	HKD	6,582	–
Morgan Stanley & Co. International	8/5/2026	10,326,693	USD	14,914,949	AUD	–	(157)
Morgan Stanley & Co. International	8/5/2026	28,106,475	USD	22,588,528	CHF	–	(611)
Morgan Stanley & Co. International	8/5/2026	12,161,430	USD	79,372,181	DKK	–	(437)
Morgan Stanley & Co. International	8/5/2026	188,576,139	USD	164,714,738	EUR	–	(2,516)
Morgan Stanley & Co. International	8/5/2026	66,005,676	USD	49,732,992	GBP	–	(932)
Morgan Stanley & Co. International	8/5/2026	4,092,150	USD	32,052,821	HKD	–	(224)
Morgan Stanley & Co. International	8/5/2026	6,172,616	USD	18,378,470	ILS	–	(1,048)
Morgan Stanley & Co. International	8/5/2026	89,609,681	USD	14,525,086,340	JPY	–	(1,430)
Morgan Stanley & Co. International	8/5/2026	2,192,059	USD	21,701,399	NOK	4	–
Morgan Stanley & Co. International	8/5/2026	21,097,004	USD	203,809,443	SEK	–	(570)
Morgan Stanley & Co. International	8/5/2026	5,697,636	USD	7,352,287	SGD	–	(111)
Royal Bank of Canada	7/3/2026	395,627	AUD	280,270	USD	–	(6,184)
Royal Bank of Canada	7/3/2026	158,251	AUD	112,108	USD	–	(2,474)
Royal Bank of Canada	7/3/2026	13,430,096	AUD	9,304,169	USD	46	–
Royal Bank of Canada	7/3/2026	664,098	CHF	839,154	USD	–	(15,785)
Royal Bank of Canada	7/3/2026	265,639	CHF	335,661	USD	–	(6,314)
Royal Bank of Canada	7/3/2026	22,468,876	CHF	27,857,559	USD	32	–
Royal Bank of Canada	7/3/2026	2,181,082	DKK	338,989	USD	–	(5,370)
Royal Bank of Canada	7/3/2026	872,435	DKK	135,596	USD	–	(2,148)
Royal Bank of Canada	7/3/2026	73,572,142	DKK	11,253,500	USD	102	–
Royal Bank of Canada	7/3/2026	4,789,300	EUR	5,562,873	USD	–	(87,044)
Royal Bank of Canada	7/3/2026	1,915,720	EUR	2,225,149	USD	–	(34,818)
Royal Bank of Canada	7/3/2026	161,526,847	EUR	184,671,867	USD	9,244	–
Royal Bank of Canada	7/3/2026	1,464,176	GBP	1,967,822	USD	–	(24,497)
Royal Bank of Canada	7/3/2026	585,671	GBP	787,129	USD	–	(9,799)
Royal Bank of Canada	7/3/2026	49,219,740	GBP	65,326,211	USD	589	–
Royal Bank of Canada	7/3/2026	602,000	ILS	207,438	USD	–	(5,382)
Royal Bank of Canada	7/3/2026	240,799	ILS	82,975	USD	–	(2,153)
Royal Bank of Canada	7/3/2026	20,517,377	ILS	6,886,366	USD	111	–
Royal Bank of Canada	7/3/2026	408,189,235	JPY	2,552,168	USD	–	(40,425)
Royal Bank of Canada	7/3/2026	163,275,662	JPY	1,020,867	USD	–	(16,170)
Royal Bank of Canada	7/3/2026	13,770,044,736	JPY	84,724,855	USD	7,463	–
Royal Bank of Canada	7/3/2026	682,237	NOK	71,656	USD	–	(2,713)
Royal Bank of Canada	7/3/2026	272,891	NOK	28,662	USD	–	(1,085)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
June 30, 2026

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	7/3/2026	23,539,765	NOK	2,378,781	USD	$22	$–
Royal Bank of Canada	7/3/2026	6,075,135	SEK	648,760	USD	–	(21,009)
Royal Bank of Canada	7/3/2026	2,430,054	SEK	259,504	USD	–	(8,404)
Royal Bank of Canada	7/3/2026	208,428,702	SEK	21,537,028	USD	146	–
Royal Bank of Canada	7/3/2026	254,504	SGD	199,319	USD	–	(2,542)
Royal Bank of Canada	7/3/2026	212,674	SGD	166,099	USD	–	(1,664)
Royal Bank of Canada	7/3/2026	85,070	SGD	66,440	USD	–	(665)
Royal Bank of Canada	7/3/2026	7,131,695	SGD	5,514,028	USD	48	–
Royal Bank of Canada	7/3/2026	9,652,486	USD	13,423,625	AUD	352,754	–
Royal Bank of Canada	7/3/2026	28,900,452	USD	22,506,256	CHF	996,517	–
Royal Bank of Canada	7/3/2026	11,674,793	USD	74,649,047	DKK	256,468	–
Royal Bank of Canada	7/3/2026	191,585,363	USD	163,961,604	EUR	4,120,482	–
Royal Bank of Canada	7/3/2026	67,771,805	USD	50,280,109	GBP	1,037,632	–
Royal Bank of Canada	7/3/2026	7,144,169	USD	20,027,449	ILS	422,132	–
Royal Bank of Canada	7/3/2026	87,896,670	USD	13,957,569,995	JPY	2,010,438	–
Royal Bank of Canada	7/3/2026	2,467,835	USD	22,801,988	NOK	163,588	–
Royal Bank of Canada	7/3/2026	22,343,302	USD	205,969,115	SEK	1,060,280	–
Royal Bank of Canada	7/3/2026	5,720,455	USD	7,280,492	SGD	91,332	–
Royal Bank of Canada	7/6/2026	30,636,692	HKD	3,906,681	USD	484	–
Royal Bank of Canada	7/6/2026	921,492	HKD	117,681	USD	–	(161)
Royal Bank of Canada	7/6/2026	368,594	HKD	47,072	USD	–	(64)
Royal Bank of Canada	7/6/2026	4,052,934	USD	31,728,333	HKD	6,550	–
Royal Bank of Canada	8/5/2026	10,326,693	USD	14,914,884	AUD	–	(113)
Royal Bank of Canada	8/5/2026	28,106,475	USD	22,588,218	CHF	–	(226)
Royal Bank of Canada	8/5/2026	12,161,430	USD	79,371,828	DKK	–	(383)
Royal Bank of Canada	8/5/2026	188,576,139	USD	164,721,645	EUR	–	(10,422)
Royal Bank of Canada	8/5/2026	66,005,676	USD	49,732,767	GBP	–	(634)
Royal Bank of Canada	8/5/2026	4,092,150	USD	32,055,562	HKD	–	(574)
Royal Bank of Canada	8/5/2026	6,172,616	USD	18,376,619	ILS	–	(426)
Royal Bank of Canada	8/5/2026	89,609,681	USD	14,526,206,461	JPY	–	(8,341)
Royal Bank of Canada	8/5/2026	2,192,059	USD	21,701,680	NOK	–	(25)
Royal Bank of Canada	8/5/2026	21,097,004	USD	203,808,008	SEK	–	(422)
Royal Bank of Canada	8/5/2026	5,697,636	USD	7,352,332	SGD	–	(147)
UBS Group AG	7/3/2026	239,914	AUD	168,162	USD	–	(1,952)
UBS Group AG	7/3/2026	406,244	CHF	503,492	USD	182	–
UBS Group AG	7/3/2026	1,327,666	DKK	203,394	USD	–	(314)
UBS Group AG	7/3/2026	2,915,061	EUR	3,337,724	USD	–	(4,800)
UBS Group AG	7/3/2026	890,244	GBP	1,180,693	USD	882	–
UBS Group AG	7/3/2026	369,707	ILS	124,463	USD	–	(374)
UBS Group AG	7/3/2026	246,841,892	JPY	1,531,301	USD	–	(12,389)
UBS Group AG	7/3/2026	415,992	NOK	42,994	USD	–	(956)
UBS Group AG	7/3/2026	3,736,401	SEK	389,256	USD	–	(3,169)
UBS Group AG	7/3/2026	128,764	SGD	99,659	USD	–	(101)
UBS Group AG	7/6/2026	553,436	HKD	70,609	USD	–	(28)
						$52,793,848	$(789,291)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,173,991,314	$–	$–	$2,173,991,314
Exchange-Traded Fund	259,212	–	–	259,212
Mutual Fund	–	459,500	–	459,500
Investment of Cash Collateral for Securities Loaned	–	10,595,878	–	10,595,878
Total Investments in Securities	$2,174,250,526	$11,055,378	$–	$2,185,305,904
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$52,793,848	$–	$52,793,848
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(789,291)	$–	$(789,291)
Total - Net	$2,174,250,526	$63,059,935	$–	$2,237,310,461

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International High Dividend Fund (DTH)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 9.0%
Abacus Group	355,186	$237,460
Accent Group Ltd.	240,165	118,134
Adairs Ltd.(a)	92,010	93,067
Amotiv Ltd.	54,091	236,088
ANZ Group Holdings Ltd.	103,745	2,540,765
APA Group	166,868	1,172,246
Aurizon Holdings Ltd.	251,447	728,167
Australian Clinical Labs Ltd.(a)	82,835	128,549
Beach Energy Ltd.	639,306	378,689
Bendigo & Adelaide Bank Ltd.	9,862	72,082
BHP Group Ltd.	287,434	11,828,576
Cedar Woods Properties Ltd.	36,751	176,700
Centuria Capital Group	243,925	326,153
Cromwell Property Group	1,002,168	302,021
Dalrymple Bay Infrastructure Ltd.	139,070	553,999
Dexus	134,388	502,762
Dicker Data Ltd.	52,617	458,580
Elders Ltd.	71,187	253,496
G8 Education Ltd.	306,355	29,714
GPT Group	200,243	676,994
GR Engineering Services Ltd.	65,550	241,143
GrainCorp Ltd., Class A	64,483	219,349
GWA Group Ltd.	126,161	201,030
Inghams Group Ltd.	151,050	215,574
IVE Group Ltd.	95,848	188,586
Jumbo Interactive Ltd.(a)	28,644	128,990
Jupiter Mines Ltd.	820,959	153,565
McMillan Shakespeare Ltd.	27,972	377,697
Medibank Pvt Ltd.	44,055	151,691
Metcash Ltd.	176,251	360,215
Mirvac Group	401,084	477,938
National Australia Bank Ltd.	94,230	2,471,597
Nine Entertainment Co. Holdings Ltd.	489,360	300,040
Origin Energy Ltd.	158,605	1,206,499
Orora Ltd.	307,856	295,397
QBE Insurance Group Ltd.	23,738	414,267
Redox Ltd.	179,635	494,071
Rio Tinto Ltd.	26,700	3,191,049
Rio Tinto PLC	99,901	9,443,311
Scentre Group	579,980	1,550,987
Servcorp Ltd.	43,460	197,516
SmartGroup Corp. Ltd.	57,357	508,235
Stockland	272,654	770,690
Suncorp Group Ltd.	17,991	240,434
Super Retail Group Ltd.	39,298	358,834
Telstra Group Ltd.	1,034,639	3,641,333
Transurban Group	226,079	2,252,304
Treasury Wine Estates Ltd.	145,134	478,613
Universal Store Holdings Ltd.(a)	31,061	167,418
Ventia Services Group Pty. Ltd.	148,891	638,509
Vicinity Ltd.	440,155	786,744
Waypoint REIT Ltd.	262,653	442,177
Westpac Banking Corp.	103,836	2,532,922
Total Australia		55,912,967
Austria — 0.6%
ANDRITZ AG	10,148	877,127
BAWAG Group AG(b)	1,634	327,487
CA Immobilien Anlagen AG	16,428	428,233
Raiffeisen Bank International AG	5,091	325,077
SBO AG	6,435	211,885
Telekom Austria AG	66,910	742,033
Verbund AG	14,489	921,029
Total Austria		3,832,871
Belgium — 1.3%
Ageas SA	3,266	261,381
Bekaert SA	9,626	429,761
Cofinimmo SA	7,756	734,667
Colruyt Group NV	23,881	981,821
KBC Group NV	17,783	2,425,525
Melexis NV	6,959	621,381
Montea NV	4,993	381,899
Proximus SADP	69,957	467,894
Retail Estates NV*	5,442	427,440
Solvay SA(a)	21,647	650,404
Warehouses De Pauw CVA	28,313	714,088
Total Belgium		8,096,261
China — 0.8%
BOC Aviation Ltd.(b)	79,000	818,504
BOC Hong Kong Holdings Ltd.	745,547	4,029,085
Total China		4,847,589
Denmark — 0.3%
Danske Bank AS	24,094	1,290,566
Tryg AS	11,089	252,547
Total Denmark		1,543,113
Finland — 1.8%
Elisa OYJ	17,586	738,697
Fortum OYJ	82,951	1,924,261
Nordea Bank Abp	363,780	6,904,101
Outokumpu OYJ	96,058	552,959
Terveystalo OYJ(a)(b)	33,331	291,902
Valmet OYJ	21,773	525,742
Total Finland		10,937,662
France — 10.0%
Amundi SA(b)	3,847	369,235
AXA SA	203,325	10,193,436
BNP Paribas SA	81,300	9,493,943
Bouygues SA	34,832	1,943,782
Cie des Alpes	16,055	404,743
Cie Generale des Etablissements Michelin SCA	56,072	2,163,615
Covivio SA	11,071	678,441
Credit Agricole SA	177,594	3,572,546
Edenred SE	3,827	98,447
Eiffage SA	7,974	1,176,963
Engie SA	279,278	8,809,447
Etablissements Maurel & Prom SA	69,842	622,034
Gaztransport & Technigaz SA	5,372	1,141,762
Interparfums SA	13,790	399,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International High Dividend Fund (DTH)
June 30, 2026

Investments	Shares	Value
IPSOS SA	10,253	$408,403
Kaufman & Broad SA	8,242	226,625
Klepierre SA	41,521	1,736,488
Opmobility	32,237	502,724
Orange SA	224,104	4,228,880
Publicis Groupe SA	17,806	1,760,118
Pullup Entertainment(a)	6,167	56,335
Quadient SA	14,677	198,007
Rexel SA	26,252	1,146,832
Rubis SCA	21,468	753,512
Societe BIC SA	8,205	534,704
Television Francaise 1 SA(a)	50,449	384,138
Valeo SE	38,159	559,082
Vallourec SACA*	44,887	1,051,533
Veolia Environnement SA	58,349	2,430,928
Vinci SA	34,489	5,039,317
Total France		62,085,849
Germany — 5.2%
Allianz SE, Registered Shares	17,898	8,473,639
BASF SE	71,784	3,839,265
Bayerische Motoren Werke AG	45,640	2,987,839
Daimler Truck Holding AG	69,888	3,371,905
Deutsche Lufthansa AG, Registered Shares	107,795	1,233,653
Deutsche Post AG, Registered Shares	86,882	5,274,540
DWS Group GmbH & Co. KGaA(b)	3,604	270,508
Freenet AG	20,899	538,567
Indus Holding AG	9,966	294,538
LEG Immobilien SE	7,720	487,652
SAF-Holland SE	18,624	431,180
Schaeffler AG	92,400	895,835
Sirius Real Estate Ltd.	331,813	425,865
Stroeer SE & Co. KGaA	10,579	412,438
Traton SE	54,126	2,053,253
Vonovia SE	61,089	1,507,912
Total Germany		32,498,589
Hong Kong — 4.4%
Cathay Pacific Airways Ltd.	1,047,000	1,732,973
CK Asset Holdings Ltd.	284,000	1,599,980
CK Infrastructure Holdings Ltd.	220,000	1,674,817
CLP Holdings Ltd.	204,000	1,904,196
Crystal International Group Ltd.(b)	537,500	387,941
Dream International Ltd.(a)	266,000	217,765
Hang Lung Group Ltd.(a)	255,000	409,064
Hang Lung Properties Ltd.	660,000	579,874
HKT Trust & HKT Ltd.	899,000	1,336,684
Hong Kong & China Gas Co. Ltd.	1,633,000	1,353,536
Hongkong Land Holdings Ltd.	147,600	1,050,912
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,154,000	302,140
Hysan Development Co. Ltd.	230,000	484,516
Kerry Properties Ltd.	240,500	553,251
Luk Fook Holdings International Ltd.	118,000	333,143
Man Wah Holdings Ltd.	812,400	309,750
MTR Corp. Ltd.(a)	516,000	2,006,873
PCCW Ltd.	1,155,000	785,018
Power Assets Holdings Ltd.	216,518	1,576,524
SmarTone Telecommunications Holdings Ltd.	496,000	293,474
Sun Hung Kai Properties Ltd.	175,000	2,506,041
Swire Pacific Ltd., Class B	405,000	643,492
Swire Properties Ltd.	500,200	1,310,130
United Laboratories International Holdings Ltd.	284,000	305,293
VTech Holdings Ltd.(a)	65,500	429,731
WH Group Ltd.(b)	2,407,500	2,545,020
Wharf Real Estate Investment Co. Ltd.	342,000	932,404
Total Hong Kong		27,564,542
Indonesia — 0.3%
Bumitama Agri Ltd.	544,300	690,133
First Pacific Co. Ltd.	736,000	450,494
First Resources Ltd.	347,800	836,258
Total Indonesia		1,976,885
Ireland — 0.2%
AIB Group PLC	48,376	568,292
Bank of Ireland Group PLC	15,337	305,544
Cairn Homes PLC	161,745	456,760
Total Ireland		1,330,596
Israel — 1.1%
Amot Investments Ltd.	74,275	461,936
AudioCodes Ltd.(a)	12,166	117,068
Bezeq The Israeli Telecommunication Corp. Ltd.	347,331	819,176
Danya Cebus Ltd.	7,967	326,493
Delek Group Ltd.	2,697	687,815
Energean PLC	48,506	440,034
G City Ltd.	71,492	267,305
Land Development Nimrodi Group Ltd.(a)	14,756	172,301
Mediterranean Towers Ltd.	58,769	312,835
Mizrahi Tefahot Bank Ltd.	4,575	302,497
Neto Malinda Trading Ltd.(a)	7,737	356,279
Newmed Energy LP(a)	106,499	557,615
Orion Retail Properties Ltd.*^	0	0	†
Palram Industries 1990 Ltd.(a)	10,335	148,394
Partner Communications Co. Ltd.	37,174	453,657
Phoenix Financial Ltd.	3,486	192,584
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,452	545,396
Ratio Energies Finance LP(a)	263,323	380,033
Shufersal Ltd.	39,157	559,996
Total Israel		7,101,414
Italy — 8.6%
A2A SpA	295,655	763,931
ACEA SpA	25,219	626,250
Arnoldo Mondadori Editore SpA	108,438	249,814
Ascopiave SpA	98,905	332,450
Banca Generali SpA	1,827	136,190
Banca Mediolanum SpA	12,027	299,485
Banca Monte dei Paschi di Siena SpA	62,643	778,077
Banco BPM SpA	105,847	1,828,535
BPER Banca SpA	69,290	1,087,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International High Dividend Fund (DTH)
June 30, 2026

Investments	Shares	Value
Credito Emiliano SpA	11,350	$220,730
Enav SpA(b)	102,310	607,665
Enel SpA	821,155	9,438,963
ERG SpA	19,252	526,499
Esprinet SpA	20,242	155,403
Fila SpA	17,475	183,808
FinecoBank Banca Fineco SpA	9,947	249,624
Generali	39,359	1,917,414
Hera SpA	131,690	549,850
Infrastrutture Wireless Italiane SpA(b)	92,260	649,762
Intesa Sanpaolo SpA	1,986,592	13,604,912
Iren SpA	166,516	471,756
Italgas SpA	130,411	1,511,117
Pirelli & C SpA*(b)	127,837	966,822
Poste Italiane SpA	55,405	1,812,921
RAI Way SpA(b)	73,670	426,188
Saipem SpA(a)	299,639	1,510,423
Snam SpA	309,449	2,234,557
Sogefi SpA*	51,773	121,936
Terna - Rete Elettrica Nazionale	149,404	1,749,131
UniCredit SpA	95,664	8,559,504
Unipol Assicurazioni SpA	10,907	304,392
Total Italy		53,875,948
Japan — 11.7%
AGC, Inc.	21,800	934,238
Aida Engineering Ltd.	30,000	212,460
Aisan Industry Co. Ltd.	23,500	274,293
AIT Corp.	14,100	196,502
Alconix Corp.	12,200	186,838
Amano Corp.	13,100	293,395
Anest Iwata Corp.	18,400	191,217
AOKI Holdings, Inc.	30,800	310,795
Aoyama Trading Co. Ltd.	66,300	280,661
ARE Holdings, Inc.	23,200	417,821
Asahi Kogyosha Co. Ltd.	11,500	316,997
Asanuma Corp.	29,700	153,503
Asia Pile Holdings Corp.	19,600	175,468
Astellas Pharma, Inc.	148,700	1,989,986
Autobacs Seven Co. Ltd.	32,300	289,761
Bando Chemical Industries Ltd.	18,400	249,409
Bell System24 Holdings, Inc.	29,100	242,254
Brother Industries Ltd.	30,900	697,947
Central Glass Co. Ltd.	9,500	258,360
Chubu Steel Plate Co. Ltd.	11,700	142,826
Citizen Watch Co. Ltd.	55,100	820,440
Cosel Co. Ltd.	18,300	169,235
Cosmo Energy Holdings Co. Ltd.	23,800	554,711
Daicel Corp.	47,700	402,379
Daiichi Life Group, Inc.	57,500	629,219
Daiki Aluminium Industry Co. Ltd.	20,300	185,232
Daikoku Denki Co. Ltd.	10,300	141,263
Daikyonishikawa Corp.	28,600	176,149
Daito Trust Construction Co. Ltd.	51,600	985,488
Daitron Co. Ltd.	9,600	217,074
Daiwa Securities Group, Inc.	26,600	261,131
Dear Life Co. Ltd.	19,300	121,126
Dip Corp.(a)	22,100	253,465
Eagle Industry Co. Ltd.	19,400	340,194
EM Systems Co. Ltd.(a)	30,100	90,749
en, Inc./Japan	20,500	143,289
ES-Con Japan Ltd.	42,300	280,569
Exedy Corp.	13,800	492,478
Ferrotec Corp.	12,500	732,964
Futaba Industrial Co. Ltd.	38,000	219,782
Gecoss Corp.	19,100	180,746
Godo Steel Ltd.(a)	10,300	163,317
G-Tekt Corp.	18,900	240,255
Hakuto Co. Ltd.	8,700	243,830
Hanwa Co. Ltd.	38,500	401,286
Hazama Ando Corp.	44,600	492,445
Honda Motor Co. Ltd.	368,800	3,358,400
H-One Co. Ltd.	15,600	146,378
Hoosiers Holdings Co. Ltd.	19,700	144,485
HU Group Holdings, Inc.	15,600	316,271
Iino Kaiun Kaisha Ltd.	44,400	380,825
Inabata & Co. Ltd.	17,200	410,620
INFRONEER Holdings, Inc.	39,500	650,495
Inui Global Logistics Co. Ltd.	13,100	115,665
Ishihara Sangyo Kaisha Ltd.	15,000	262,575
Isuzu Motors Ltd.	70,800	936,812
Itfor, Inc.	15,200	149,826
JALCO Holdings, Inc.(a)	62,200	128,208
Japan Tobacco, Inc.	125,800	4,653,497
JDC Corp.	38,000	121,581
Joshin Corp.	11,200	270,826
JSP Corp.	13,600	208,446
Kawada Technologies, Inc.	18,400	147,177
Kobe Steel Ltd.	54,500	627,911
Kohsoku Corp.(a)	11,300	236,047
Komatsu Ltd.	57,800	2,234,115
KPP Group Holdings Co. Ltd.	36,600	231,502
KU Holdings Co. Ltd.	19,200	135,029
Kumagai Gumi Co. Ltd.	40,800	358,734
Kureha Corp.	15,100	358,163
Kuroda Group Co. Ltd.	25,900	168,125
Kyoei Steel Ltd.	20,700	221,615
Kyokuto Kaihatsu Kogyo Co. Ltd.	18,000	234,573
LA Holdings Co. Ltd.(a)	10,800	184,668
Lixil Corp.	44,500	493,943
Marubun Corp.	13,800	140,526
Mazda Motor Corp.	86,000	575,979
MEITEC Group Holdings, Inc.	21,000	401,458
Miraini Holdings Co. Ltd.	7,100	97,943
Mitsuboshi Belting Ltd.	15,000	364,559
Mitsui Chemicals, Inc.	45,200	593,211
Mitsui DM Sugar Co. Ltd.	14,300	282,877
Miyaji Engineering Group, Inc.(a)	14,900	140,451
Morito Co. Ltd.	15,400	166,768
Mugen Estate Co. Ltd.	11,400	125,135
Nippon Air Conditioning Services Co. Ltd.	17,900	174,347
Nippon Carbon Co. Ltd.	5,500	156,684
Nippon Kayaku Co. Ltd.	42,600	522,392
Nippon Seisen Co. Ltd.	11,400	99,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International High Dividend Fund (DTH)
June 30, 2026

Investments	Shares	Value
Nippon Shokubai Co. Ltd.	38,500	$493,553
Nippon Soda Co. Ltd.	16,800	365,408
Nippon Steel Corp.	429,900	1,418,055
Nippon Yakin Kogyo Co. Ltd.	6,200	178,151
Nishimatsu Construction Co. Ltd.	8,700	284,138
Nitto Kogyo Corp.	16,100	472,029
Nittoc Construction Co. Ltd.	22,000	148,900
Noevir Holdings Co. Ltd.	11,400	307,928
Nomura Holdings, Inc.	51,100	444,423
Nomura Real Estate Holdings, Inc.	92,900	533,536
NPR-RIKEN Corp.	13,200	314,315
NS United Kaiun Kaisha Ltd.	10,500	415,413
NSK Ltd.	87,000	608,103
Okamura Corp.	25,400	357,264
Okumura Corp.	11,700	404,578
Ono Pharmaceutical Co. Ltd.	57,400	843,385
Onward Holdings Co. Ltd.	71,000	316,721
Open Up Group, Inc.	29,500	347,956
PCA Corp.	9,400	74,032
PHC Holdings Corp.	46,500	294,121
Pigeon Corp.	30,400	387,283
Press Kogyo Co. Ltd.	44,300	212,607
PS Construction Co. Ltd.	18,600	252,463
Quick Co. Ltd.	27,300	120,773
Raiznext Corp.	21,400	296,394
Restar Corp.	11,400	293,899
Roland Corp.	9,400	238,868
RYODEN Corp.	9,300	228,316
Ryoyo Ryosan Holdings, Inc.	19,500	322,030
Sakai Chemical Industry Co. Ltd.	7,300	208,411
San-Ai Obbli Co. Ltd.	26,900	345,922
Sangetsu Corp.	20,200	368,764
Sanki Engineering Co. Ltd.	41,000	747,220
Sankyo Co. Ltd.	39,200	380,604
Sanshin Electronics Co. Ltd.	8,000	134,527
Sanyo Chemical Industries Ltd.	8,700	261,228
Scroll Corp.	17,900	179,303
Seika Corp.	15,300	256,906
Seikitokyu Kogyo Co. Ltd.	14,700	131,059
Seino Holdings Co. Ltd.	30,800	498,410
Shinagawa Refra Co. Ltd.	19,200	227,411
Shinsho Corp.	13,600	200,412
Sinko Industries Ltd.	30,000	231,288
SoftBank Corp.	2,968,700	3,801,178
Sojitz Corp.	22,880	727,965
Stella Chemifa Corp.	5,200	210,528
Subaru Corp.	54,500	801,446
Sumida Corp.	17,900	150,777
Sumiseki Holdings, Inc.(a)	29,200	94,504
Sumitomo Seika Chemicals Co. Ltd.	28,000	219,142
Sun-Wa Technos Corp.	7,700	172,690
Tachi-S Co. Ltd.	18,200	237,739
Takachiho Koheki Co. Ltd.(a)	14,900	197,383
Takeda Pharmaceutical Co. Ltd.	116,200	3,685,655
Tanseisha Co. Ltd.	20,900	175,276
TASUKI Holdings, Inc.	26,500	195,499
Tauns Laboratories, Inc.	45,000	130,688
Teijin Ltd.	41,800	418,193
THK Co. Ltd.	20,700	932,567
Toa Corp.	30,900	393,748
TOA Road Corp.	21,300	202,483
Toagosei Co. Ltd.	36,300	388,741
TOBISHIMA HOLDINGS, Inc.*	13,500	164,052
Toho Co. Ltd.	16,300	135,395
Tokyo Tekko Co. Ltd.	11,400	127,871
Tomen Devices Corp.	2,600	278,197
Topy Industries Ltd.	10,800	180,083
Tosoh Corp.	40,900	736,590
Toyo Kanetsu KK	9,800	146,947
Tsubakimoto Chain Co.	25,800	405,434
UBE Corp.	28,500	557,637
Unipres Corp.	19,900	147,911
UT Group Co. Ltd.	232,500	247,485
Valqua Ltd.	8,100	357,840
Vital KSK Holdings, Inc.	20,800	193,762
VT Holdings Co. Ltd.	51,300	141,724
Wakita & Co. Ltd.	22,300	237,236
Wellneo Sugar Co. Ltd.	15,500	246,627
Yamada Consulting Group Co. Ltd.	13,800	140,611
Yokogawa Bridge Holdings Corp.	17,200	300,557
Yondenko Corp.	19,200	243,478
Yotai Refractories Co. Ltd.	14,500	155,951
Zeon Corp.	39,800	576,705
Zero Co. Ltd.	7,900	176,447
Total Japan		72,662,490
Luxembourg — 0.2%
APERAM SA	14,395	700,445
RTL Group SA	20,464	728,801
Total Luxembourg		1,429,246
Macau — 0.1%
Wynn Macau Ltd.(a)	756,800	487,352
Netherlands — 1.7%
Acomo NV	11,689	301,359
ASR Nederland NV	3,057	230,814
Brunel International NV(a)	20,662	155,675
Eurocommercial Properties NV	12,751	397,985
ForFarmers NV	33,785	240,256
Havas NV	24,761	482,673
ING Groep NV	137,406	4,346,855
Koninklijke KPN NV	409,881	2,022,551
Koninklijke Vopak NV	13,059	681,422
NN Group NV	4,038	353,912
PostNL NV(a)	211,047	221,866
SBM Offshore NV	20,741	719,458
Sligro Food Group NV	16,467	212,742
Wereldhave NV	18,466	420,132
Total Netherlands		10,787,700
Norway — 4.4%
Aker ASA, Class A	12,627	1,464,888
Austevoll Seafood ASA	48,973	383,549
Bouvet ASA	40,425	175,459
BW Offshore Ltd.	70,746	313,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International High Dividend Fund (DTH)
June 30, 2026

Investments	Shares	Value
DNB Bank ASA	116,053	$3,456,199
DOF Group ASA	60,564	695,885
Elmera Group ASA(b)	53,272	250,331
Equinor ASA	291,831	9,245,518
Frontline PLC	26,870	932,460
Hoegh Autoliners ASA	68,457	1,002,417
Kid ASA(b)	17,297	208,707
Klaveness Combination Carriers ASA(b)	26,688	235,177
Leroy Seafood Group ASA	83,585	323,511
Moreld AS*	70,055	133,802
Multiconsult ASA(b)	11,057	162,020
Norwegian Air Shuttle ASA	289,762	431,620
Odfjell Drilling Ltd.	72,253	611,874
Odfjell SE, Class A	25,455	268,042
Salmar ASA	12,123	567,467
SpareBank 1 Sor-Norge ASA	7,890	154,204
Stolt-Nielsen Ltd.	15,161	446,610
Telenor ASA	181,846	2,605,807
Veidekke ASA	34,511	661,238
Wallenius Wilhelmsen ASA	156,048	2,070,547
Wilh Wilhelmsen Holding ASA, Class A	8,427	585,049
Total Norway		27,385,521
Portugal — 0.9%
Altri SGPS SA(a)	66,036	358,620
Banco Comercial Portugues SA, Class R	228,299	270,150
Corticeira Amorim SGPS SA	44,641	326,133
EDP SA	318,640	1,668,863
Galp Energia SGPS SA	55,631	1,185,877
NOS SGPS SA	130,066	750,214
REN - Redes Energeticas Nacionais SGPS SA	146,658	632,970
Sonae SGPS SA	310,411	715,109
Total Portugal		5,907,936
Singapore — 2.8%
Aztech Global Ltd.	256,900	173,789
ComfortDelGro Corp. Ltd.	407,800	422,476
DBS Group Holdings Ltd.	120,530	6,094,292
Hafnia Ltd.	129,416	846,164
Keppel Infrastructure Trust	1,326,536	548,685
Keppel Ltd.	139,400	1,179,045
Netlink NBN Trust	720,300	542,961
Oversea-Chinese Banking Corp. Ltd.	144,892	2,776,971
SBS Transit Ltd.(a)	118,000	342,108
Sembcorp Industries Ltd.	160,700	788,933
Singapore Airlines Ltd.	315,500	1,873,316
StarHub Ltd.(a)	437,400	348,310
United Overseas Bank Ltd.	39,900	1,226,506
Venture Corp. Ltd.	43,200	571,458
Total Singapore		17,735,014
Spain — 8.6%
Aena SME SA(b)	144,115	4,392,680
Banco Bilbao Vizcaya Argentaria SA	419,531	10,489,942
Banco de Sabadell SA	112,251	397,715
Bankinter SA	15,697	262,735
CaixaBank SA	520,216	7,366,140
Colonial SFL Socimi SA*	79,561	515,755
Ebro Foods SA	25,653	524,404
Elecnor SA	22,047	1,001,952
Enagas SA	44,813	868,940
Endesa SA	111,001	5,061,069
Faes Farma SA	81,327	426,783
Iberdrola SA	376,271	9,395,364
Logista Integral SA	21,798	840,857
Mapfre SA	55,404	274,277
Metrovacesa SA*(b)	32,601	421,182
Naturgy Energy Group SA	141,614	4,445,974
Prosegur Cash SA(b)	518,288	375,090
Prosegur Cia de Seguridad SA	149,446	462,181
Repsol SA(a)	130,436	3,282,296
Telefonica SA	596,158	2,396,462
Tubacex SA(a)	53,186	203,705
Total Spain		53,405,503
Sweden — 2.8%
Atea ASA*	28,009	489,107
Betsson AB, Class B	26,118	228,576
Bilia AB, Class A	29,174	436,789
Billerud AB	49,494	320,136
BioGaia AB, Class B	33,987	410,521
Bravida Holding AB(b)	39,242	501,161
Duni AB(a)	19,223	157,110
Elekta AB, Class B	82,320	420,354
H & M Hennes & Mauritz AB, Class B(a)	132,407	2,280,627
Hexpol AB	54,729	408,567
NCC AB, Class B	20,191	397,847
Sagax AB, Class D	56,877	192,761
SSAB AB, Class B	84,344	780,680
Swedbank AB, Class A	50,389	1,884,742
Tele2 AB, Class B	74,573	1,299,498
Telia Co. AB	377,932	1,843,552
Volvo AB, Class B	164,709	5,607,643
Total Sweden		17,659,671
Switzerland — 4.7%
Allreal Holding AG, Registered Shares	2,095	550,598
Banque Cantonale Vaudoise, Registered Shares	1,741	255,544
Clariant AG, Registered Shares*	58,871	514,524
DKSH Holding AG	7,998	616,718
EFG International AG*	6,885	138,442
Julius Baer Group Ltd.	3,403	294,464
Kuehne & Nagel International AG, Registered Shares	10,971	2,665,056
Nestle SA, Registered Shares	146,911	15,130,931
Partners Group Holding AG	433	355,461
Sunrise Communications AG, Class A*	11,508	573,510
Swiss Life Holding AG, Registered Shares	499	550,313
Swisscom AG, Registered Shares	3,113	2,406,193
Vetropack Holding AG, Registered Shares	5,817	129,948
Zurich Insurance Group AG	7,082	5,255,421
Total Switzerland		29,437,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International High Dividend Fund (DTH)
June 30, 2026

Investments	Shares	Value
United Kingdom — 12.6%
Admiral Group PLC	5,397	$255,009
Aviva PLC	52,309	451,415
B&M European Value Retail PLC	279,083	721,934
Big Yellow Group PLC	30,061	360,083
British American Tobacco PLC	198,377	12,314,341
BT Group PLC	744,355	1,878,083
Bytes Technology Group PLC	65,445	328,338
Card Factory PLC	152,685	135,979
CK Hutchison Holdings Ltd.	271,000	2,289,420
Derwent London PLC	18,828	485,045
Domino's Pizza Group PLC	145,472	349,664
Drax Group PLC	50,364	507,358
Dunelm Group PLC	47,351	494,288
Grainger PLC	156,855	353,291
Greggs PLC(a)	18,576	394,480
GSK PLC	225,221	5,921,692
Halfords Group PLC	96,996	296,741
Hammerson PLC	111,566	547,585
Hargreaves Services PLC	16,721	180,650
Hilton Food Group PLC	34,467	235,593
Hollywood Bowl Group PLC	65,470	238,527
HSBC Holdings PLC	1,036,554	19,684,453
Imperial Brands PLC	108,781	4,026,744
Inchcape PLC	47,772	488,855
Investec PLC	15,250	121,544
ITV PLC	617,957	661,067
J Sainsbury PLC	187,802	797,134
James Halstead PLC	176,428	297,388
Johnson Matthey PLC	22,776	571,941
Kingfisher PLC	169,433	636,860
Lloyds Banking Group PLC	1,409,688	2,078,689
LondonMetric Property PLC	332,291	830,465
Me Group International PLC	135,716	180,849
MONY Group PLC	165,082	405,782
Morgan Advanced Materials PLC	108,431	306,539
National Grid PLC	311,003	5,151,476
NatWest Group PLC	485,759	4,300,304
Next 15 Group PLC	39,449	132,991
Paratus Energy Services Ltd.	74,377	347,251
Pennon Group PLC	84,444	522,060
Pets at Home Group PLC	134,312	316,243
PZ Cussons PLC	185,828	256,999
RS Group PLC	64,657	499,020
Safestore Holdings PLC	41,366	336,555
Schroders PLC	21,580	168,272
Severn Trent PLC	26,838	1,052,948
Subsea 7 SA	44,052	1,504,682
Telecom Plus PLC	18,159	179,074
United Utilities Group PLC	59,248	1,029,357
Vodafone Group PLC	1,823,211	2,410,176
Wickes Group PLC	93,375	232,744
Workspace Group PLC	69,742	320,645
Yu Group PLC	7,174	155,680
Total United Kingdom		78,744,303
United States — 5.3%
Acerinox SA	38,730	678,813
Aegon Ltd.	26,756	227,529
BP PLC	1,333,581	8,267,644
Sanofi SA	82,396	7,072,788
Shell PLC	333,251	12,972,868
Signify NV(a)(b)	21,844	416,820
Swiss Re AG	4,881	777,547
Tenaris SA	88,549	2,450,974
Total United States		32,864,983
TOTAL COMMON STOCKS
(Cost: $500,486,033)		620,111,128
RIGHTS — 0.0%
Australia — 0.0%
Centuria Capital Group*‡	14,911	0	†
Spain — 0.0%
Tubacex, SA*	55,467	3,358
TOTAL RIGHTS
(Cost $3,358)		3,358
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree True Developed International Fund(c)
(Cost: $52,175)	841	62,540
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(d)
(Cost: $206,716)	206,716	206,716
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.9%
United States — 1.9%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)	5,976,800	5,976,800
WisdomTree Treasury Money Market Digital Fund, 3.45%(c)(d)	5,600,000	5,600,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $11,576,800)		11,576,800
TOTAL INVESTMENTS IN SECURITIES — 101.3% (Cost: $512,325,082)		631,960,542
Other Liabilities less Assets — (1.3)%		(8,160,515)
NET ASSETS — 100.0%		$623,800,027

†	Amount is less than $1.
*	Non-income producing security.
^	Share amount represents a fractional share.
‡	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International High Dividend Fund (DTH)
June 30, 2026

(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,470,967 and the total market value of the collateral held by the Fund was $14,263,650. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,686,850.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
EUR	Euro
GBP	British pound
USD	United States dollar

OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$12,900,000	$32,100,000	$39,400,000	$—	$—	$5,600,000	$—	$53,530
WisdomTree True Developed International Fund	507,926	1,353,589	1,832,294	28,276	5,043	62,540	25,697	—
Total	$13,407,926	$33,453,589	$41,232,294	$28,276	$5,043	$5,662,540	$25,697	$53,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International High Dividend Fund (DTH)
June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	7/2/2026	214,068	USD	161,500	GBP	$–	$(283)
JPMorgan Chase Bank NA	7/2/2026	54,706	USD	47,900	EUR	–	(58)
Morgan Stanley & Co. International	7/2/2026	122,841	USD	177,500	AUD	–	(131)
						$–	$(472)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$620,111,128	$–	$–		$620,111,128
Rights	–	3,358	0	*	3,358
Exchange-Traded Fund	62,540	–	–		62,540
Mutual Fund	–	206,716	–		206,716
Investment of Cash Collateral for Securities Loaned	–	11,576,800	–		11,576,800
Total Investments in Securities	$620,173,668	$11,786,874	$0		$631,960,542
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(472)	$–		$(472)
Total - Net	$620,173,668	$11,786,402	$0		$631,960,070

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International MidCap Dividend Fund (DIM)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 6.5%
ALS Ltd.	13,204	$208,934
Ampol Ltd.	4,438	101,156
APA Group	67,919	477,130
ASX Ltd.	6,283	232,095
Aurizon Holdings Ltd.	61,739	178,790
Bank of Queensland Ltd.	29,427	128,642
Bendigo & Adelaide Bank Ltd.	26,685	195,042
BlueScope Steel Ltd.	10,560	233,160
CAR Group Ltd.	7,789	139,007
Challenger Ltd.	20,254	140,320
Cleanaway Waste Management Ltd.	40,735	66,320
Cochlear Ltd.	688	58,032
Codan Ltd.	2,191	67,001
Computershare Ltd.	15,147	401,704
Dexus	43,017	160,932
Downer EDI Ltd.	20,781	115,896
Dyno Nobel Ltd.	41,338	112,265
Eagers Automotive Ltd.	4,587	67,562
Evolution Mining Ltd.	47,274	384,829
GPT Group	74,047	250,343
Harvey Norman Holdings Ltd.	41,489	138,544
Insurance Australia Group Ltd.	81,515	456,871
JB Hi-Fi Ltd.	4,292	239,307
Lottery Corp. Ltd.	89,878	358,661
Medibank Pvt Ltd.	109,850	378,237
Mirvac Group	94,345	112,423
Netwealth Group Ltd.	2,009	28,616
Orica Ltd.	12,476	204,675
Origin Energy Ltd.	83,237	633,179
Perseus Mining Ltd.	27,067	90,010
Qantas Airways Ltd.	61,195	450,244
Qube Holdings Ltd.	42,528	150,263
Ramelius Resources Ltd.	52,465	106,135
Scentre Group	315,521	843,769
SEEK Ltd.	3,282	30,582
SGH Ltd.	4,979	160,882
Steadfast Group Ltd.	28,176	99,554
Stockland	119,731	338,435
Suncorp Group Ltd.	69,975	935,154
Technology One Ltd.	3,168	64,681
TPG Telecom Ltd.	58,369	145,577
Treasury Wine Estates Ltd.	52,972	174,687
Vicinity Ltd.	219,707	392,710
Whitehaven Coal Ltd.	17,602	93,045
Worley Ltd.	16,810	128,804
Total Australia		10,474,205
Austria — 2.3%
ANDRITZ AG	4,056	350,574
BAWAG Group AG(a)	4,207	843,169
EVN AG	5,045	164,963
Raiffeisen Bank International AG	11,903	760,046
Strabag SE, Bearer Shares	4,653	473,992
Telekom Austria AG	22,967	254,704
UNIQA Insurance Group AG	8,781	177,094
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,792	426,456
voestalpine AG	3,905	182,334
Wienerberger AG	3,068	79,273
Total Austria		3,712,605
Belgium — 2.0%
Ackermans & van Haaren NV	605	197,687
Ageas SA	11,334	907,071
Cofinimmo SA	3,111	294,681
Colruyt Group NV	10,542	433,414
Elia Group SA	1,773	283,385
Financiere de Tubize SA	201	53,085
Melexis NV	2,084	186,084
Shurgard Self Storage Ltd.	684	20,020
Solvay SA	7,513	225,735
Syensqo SA	2,281	168,468
Umicore SA	6,570	152,032
Warehouses De Pauw CVA	12,574	317,131
Total Belgium		3,238,793
Brazil — 0.1%
Yara International ASA	3,411	150,083
China — 0.2%
BOC Aviation Ltd.(a)	28,500	295,283
Denmark — 1.6%
AL Sydbank	2,099	184,923
Alm Brand AS	47,145	116,817
Carlsberg AS, Class B	3,337	437,311
FLSmidth & Co. AS	857	62,656
H Lundbeck AS	15,494	100,671
ISS AS	4,183	171,210
Jyske Bank AS, Registered Shares	1,633	235,908
Pandora AS	1,918	220,197
Ringkjoebing Landbobank AS	183	43,385
Rockwool AS, Class B	2,778	88,889
Royal Unibrew AS	1,465	96,666
Tryg AS	26,282	598,561
Vestas Wind Systems AS	5,820	164,327
Total Denmark		2,521,521
Finland — 2.3%
Elisa OYJ	7,842	329,402
Fortum OYJ	47,607	1,104,366
Hiab OYJ, Class B	1,661	105,301
Huhtamaki OYJ	3,010	90,438
Kemira OYJ	6,710	125,890
Konecranes OYJ	7,705	236,789
Metso OYJ	24,358	423,297
Neste OYJ	8,835	289,294
Orion OYJ, Class B	3,337	274,503
Valmet OYJ(b)	8,243	199,040
Wartsila OYJ Abp	12,805	488,682
Total Finland		3,667,002
France — 6.2%
Accor SA	6,818	396,299
Aeroports de Paris SA(b)	2,532	330,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International MidCap Dividend Fund (DIM)
June 30, 2026

Investments	Shares	Value
Amundi SA(a)	11,848	$1,137,171
Ayvens SA(a)	24,444	321,947
BioMerieux	528	41,472
Bouygues SA	18,078	1,008,833
Bureau Veritas SA	13,865	424,513
Covivio SA	5,108	313,023
Edenred SE	13,089	336,705
Eiffage SA	3,891	574,312
Elis SA	4,956	153,554
Gaztransport & Technigaz SA	2,411	512,433
Getlink SE	20,920	444,872
Ipsen SA	876	169,058
JCDecaux SE	7,733	170,103
Klepierre SA	22,739	950,989
Nexans SA	1,380	229,248
Rexel SA	11,888	519,333
Rubis SCA	9,542	334,918
SCOR SE	8,686	315,200
Sopra Steria Group	637	101,668
SPIE SA	4,766	274,628
Technip Energies NV	5,435	205,802
Vallourec SACA*	20,275	474,967
Wendel SE	2,725	256,249
Total France		9,997,308
Georgia — 0.3%
Lion Finance Group PLC	2,030	305,266
TBC Bank Group PLC	3,924	230,824
Total Georgia		536,090
Germany — 4.0%
Aurubis AG(b)	753	155,996
Bechtle AG	2,300	81,465
Bilfinger SE	1,073	98,570
Continental AG	9,452	779,795
CTS Eventim AG & Co. KGaA	1,776	103,657
Deutsche Lufthansa AG, Registered Shares	48,161	551,175
Deutsche Wohnen SE	2,727	58,365
DWS Group GmbH & Co. KGaA(a)	10,868	815,727
Fielmann Group AG	2,518	123,214
Freenet AG	7,677	197,836
Fresenius Medical Care AG	8,080	365,820
GEA Group AG	4,213	289,244
Hensoldt AG	671	51,982
Hugo Boss AG	1,804	77,489
KION Group AG	2,070	91,754
Knorr-Bremse AG	3,376	392,154
Krones AG	645	82,740
LEG Immobilien SE	2,046	129,240
Nemetschek SE	692	42,011
RENK Group AG	665	32,065
Schaeffler AG	35,375	342,967
Schott Pharma AG & Co. KGaA	1,490	29,471
Scout24 SE(a)	1,123	92,892
Sixt SE	925	67,366
Symrise AG	2,128	213,661
thyssenkrupp AG	6,376	75,849
Traton SE	29,604	1,123,019
United Internet AG, Registered Shares	2,637	69,342
Total Germany		6,534,866
Hong Kong — 5.8%
ASMPT Ltd.	2,300	70,038
Bank of East Asia Ltd.	116,180	185,632
Cathay Pacific Airways Ltd.	571,000	945,107
CK Asset Holdings Ltd.	157,000	884,496
CK Infrastructure Holdings Ltd.	116,000	883,085
DFI Retail Group Holdings Ltd., Registered Shares	46,100	174,719
Guotai Junan International Holdings Ltd.	92,000	22,994
Hang Lung Properties Ltd.	271,000	238,100
HKT Trust & HKT Ltd.	472,000	701,796
Hong Kong & China Gas Co. Ltd.	841,000	697,075
Hongkong Land Holdings Ltd.	78,300	557,496
Johnson Electric Holdings Ltd.	21,000	51,977
Kerry Properties Ltd.	84,000	193,235
PCCW Ltd.	499,000	339,155
Power Assets Holdings Ltd.	111,000	808,220
Swire Properties Ltd.	254,200	665,804
United Laboratories International Holdings Ltd.(b)	80,000	85,998
WH Group Ltd.(a)	1,405,000	1,485,256
Wharf Real Estate Investment Co. Ltd.	154,000	419,855
Total Hong Kong		9,410,038
Indonesia — 0.5%
First Pacific Co. Ltd.	224,000	137,107
Jardine Matheson Holdings Ltd.	10,200	627,300
Total Indonesia		764,407
Ireland — 2.3%
AIB Group PLC	188,571	2,215,221
Bank of Ireland Group PLC	54,419	1,084,136
Glanbia PLC	7,155	200,090
Kerry Group PLC, Class A	2,391	219,647
Total Ireland		3,719,094
Israel — 2.6%
Amot Investments Ltd.	18,076	112,420
Azrieli Group Ltd.	2,831	384,156
Bezeq The Israeli Telecommunication Corp. Ltd.	135,491	319,554
Clal Insurance Enterprises Holdings Ltd.	890	68,226
Delek Group Ltd.	1,041	265,469
First International Bank of Israel Ltd.	4,343	307,419
Harel Insurance Investments & Financial Services Ltd.	4,461	234,470
ICL Group Ltd.	31,805	159,481
Israel Discount Bank Ltd., Class A	36,693	363,303
Menora Mivtachim Holdings Ltd.	2,650	397,395
Mizrahi Tefahot Bank Ltd.	9,648	637,922
Newmed Energy LP	58,262	305,052
Next Vision Stabilized Systems Ltd.	526	42,476
Phoenix Financial Ltd.	8,277	457,264
Strauss Group Ltd.	2,526	97,498
Total Israel		4,152,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International MidCap Dividend Fund (DIM)
June 30, 2026

Investments	Shares	Value
Italy — 6.6%
A2A SpA	152,557	$394,186
ACEA SpA	10,687	265,385
Azimut Holding SpA	8,569	347,595
Banca Generali SpA	7,474	557,136
Banca Mediolanum SpA	59,662	1,485,648
Brembo NV	10,008	117,168
Brunello Cucinelli SpA	710	67,050
Coca-Cola HBC AG*	12,895	842,052
Credito Emiliano SpA	26,202	509,564
De' Longhi SpA	3,889	165,135
DiaSorin SpA	694	53,764
ERG SpA	6,688	182,902
FinecoBank Banca Fineco SpA	34,184	857,862
Hera SpA	59,507	248,461
Infrastrutture Wireless Italiane SpA(a)	40,532	285,456
Interpump Group SpA	579	22,388
Iren SpA	78,304	221,843
Italgas SpA	64,028	741,915
Lottomatica Group SpA	4,577	127,159
Maire SpA	6,853	112,198
Moncler SpA	6,508	377,834
Pirelli & C SpA*(a)	59,679	451,348
PRADA SpA(b)	79,100	400,642
Recordati Industria Chimica & Farmaceutica SpA	4,442	260,529
Reply SpA	251	26,243
Saipem SpA	131,547	663,103
SOL SpA	1,030	68,536
Technogym SpA(a)	4,401	76,481
Unipol Assicurazioni SpA	27,985	781,004
Webuild SpA	21,524	56,058
Total Italy		10,766,645
Ivory Coast — 0.3%
Endeavour Mining PLC	8,362	411,087
Japan — 24.3%
77 Bank Ltd./The	9,600	195,869
ABC-Mart, Inc.	5,034	86,742
AGC, Inc.	8,900	381,409
Air Water, Inc.	12,200	207,706
Aisin Corp.	24,900	334,988
Alsok Co. Ltd.	12,100	79,513
Amada Co. Ltd.	12,800	232,452
ANA Holdings, Inc.	12,200	222,794
Asahi Intecc Co. Ltd.	2,100	49,100
Asahi Kasei Corp.	44,120	486,195
Asics Corp.	7,700	207,276
Astellas Pharma, Inc.	82,800	1,108,076
Azbil Corp.	12,600	133,307
BayCurrent, Inc.	1,900	70,564
BIPROGY, Inc.	2,600	68,293
Brother Industries Ltd.	10,500	237,167
Canon Marketing Japan, Inc.	8,200	173,662
Capcom Co. Ltd.	5,600	103,782
Chiba Bank Ltd.	22,800	346,086
Chubu Electric Power Co., Inc.	20,000	376,557
Coca-Cola Bottlers Japan Holdings, Inc.	5,100	134,682
COMSYS Holdings Corp.	2,300	77,141
Cosmo Energy Holdings Co. Ltd.	8,400	195,780
Cosmos Pharmaceutical Corp.	600	22,837
CyberAgent, Inc.	7,200	60,338
Dai Nippon Printing Co. Ltd.	5,200	94,609
Daifuku Co. Ltd.	6,800	298,108
Daito Trust Construction Co. Ltd.	23,600	450,727
Daiwa Securities Group, Inc.(b)	56,900	558,585
Ebara Corp.	8,900	342,584
Eisai Co. Ltd.	9,700	245,835
Electric Power Development Co. Ltd.	8,500	191,521
ENEOS Holdings, Inc.	77,200	568,580
Food & Life Cos. Ltd.	1,400	42,054
Fuji Electric Co. Ltd.	2,275	189,181
Fukuoka Financial Group, Inc.	5,800	243,991
Furukawa Electric Co. Ltd.	13,000	378,342
GMO Payment Gateway, Inc.	800	45,679
Gunma Bank Ltd.	17,500	252,230
Hachijuni Nagano Bank Ltd.	20,900	307,151
Hankyu Hanshin Holdings, Inc.	4,400	115,655
Haseko Corp.	10,400	181,956
Hirose Electric Co. Ltd.	875	155,241
Hitachi Construction Machinery Co. Ltd.	7,800	252,153
Hokuhoku Financial Group, Inc.	2,500	102,692
Horiba Ltd.	800	134,921
Hoshizaki Corp.	2,700	87,965
Hulic Co. Ltd.	27,500	287,140
Ibiden Co. Ltd.	1,600	234,450
Idemitsu Kosan Co. Ltd.	44,430	327,501
Iida Group Holdings Co. Ltd.	11,000	147,750
Internet Initiative Japan, Inc.	2,600	51,144
Isetan Mitsukoshi Holdings Ltd.	8,300	210,302
Isuzu Motors Ltd.	33,500	443,266
Iyogin Holdings, Inc.	8,700	168,513
J Front Retailing Co. Ltd.	6,200	137,981
Japan Airlines Co. Ltd.	13,800	241,994
Japan Exchange Group, Inc.	29,300	368,672
Japan Post Insurance Co. Ltd.	24,800	232,932
Japan Steel Works Ltd.	500	23,618
JTEKT Corp.	11,800	144,591
JX Advanced Metals Corp.	9,700	262,486
Kajima Corp.	12,100	437,171
Kakaku.com, Inc.	4,700	98,034
Kamigumi Co. Ltd.	5,700	178,479
Kandenko Co. Ltd.	6,700	277,111
Kansai Electric Power Co., Inc.	28,895	406,335
Kawasaki Heavy Industries Ltd.	13,200	237,360
Keisei Electric Railway Co. Ltd.	7,000	50,005
Kewpie Corp.	2,600	69,845
Kikkoman Corp.	16,400	168,314
Kirin Holdings Co. Ltd.	29,000	501,489
Kobe Bussan Co. Ltd.	900	14,628
Kobe Steel Ltd.	20,900	240,795
Koei Tecmo Holdings Co. Ltd.	8,520	79,394
Koito Manufacturing Co. Ltd.	8,200	128,632
Kokusai Electric Corp.	2,700	180,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International MidCap Dividend Fund (DIM)
June 30, 2026

Investments	Shares	Value
Kraftia Corp.	1,900	$108,792
Kuraray Co. Ltd.	10,400	106,736
Kurita Water Industries Ltd.	2,200	123,871
Kyoto Financial Group, Inc.	5,500	152,081
Kyushu Electric Power Co., Inc.	10,500	106,114
Kyushu Railway Co.	5,100	109,704
Lasertec Corp.	2,100	642,178
Lixil Corp.	13,400	148,738
M3, Inc.	5,900	65,888
Makita Corp.	6,100	217,352
Marui Group Co. Ltd.	7,800	137,475
Maruwa Co. Ltd.	100	43,563
MatsukiyoCocokara & Co.	8,800	130,030
Mazda Motor Corp.	26,900	180,161
McDonald's Holdings Co. Japan Ltd.	1,000	46,024
Mebuki Financial Group, Inc.	25,800	224,148
Medipal Holdings Corp.	5,400	87,118
Minebea Mitsumi, Inc.	7,300	213,621
MISUMI Group, Inc.	5,400	132,703
Mitsubishi Chemical Group Corp.	47,900	332,596
Mitsubishi Gas Chemical Co., Inc.	7,700	240,108
Mitsui Chemicals, Inc.	17,200	225,735
Mitsui Kinzoku Co. Ltd.	1,100	287,986
Modec, Inc.	1,300	74,269
MonotaRO Co. Ltd.	5,700	65,075
Nexon Co. Ltd.	7,100	93,727
NGK Corp.	6,200	287,331
NH Foods Ltd.	2,000	73,256
NHK Spring Co. Ltd.	5,400	129,082
Nikon Corp.	8,600	120,117
Nippon Express Holdings, Inc.	7,800	242,075
Nippon Paint Holdings Co. Ltd.	35,000	226,765
Nippon Sanso Holdings Corp.	4,500	166,018
Nissan Chemical Corp.	6,400	333,654
Nisshin Seifun Group, Inc.	4,600	56,196
Niterra Co. Ltd.	7,000	461,068
Nitto Denko Corp.	15,500	302,323
NOF Corp.	4,400	71,445
Nomura Real Estate Holdings, Inc.	36,040	206,982
NS Solutions Corp.	3,900	81,539
Obayashi Corp.	26,700	535,068
OBIC Business Consultants Co. Ltd.	1,000	37,422
Obic Co. Ltd.	6,900	162,305
Odakyu Electric Railway Co. Ltd.	10,900	111,800
Oji Holdings Corp.	35,862	175,509
Olympus Corp.	12,200	127,536
Ono Pharmaceutical Co. Ltd.	19,600	287,985
Open House Group Co. Ltd.	3,900	203,417
Oracle Corp.	1,100	56,176
Organo Corp.	900	90,263
Osaka Gas Co. Ltd.	12,500	419,628
Otsuka Corp.	14,400	245,737
Persol Holdings Co. Ltd.	86,000	130,912
Resonac Holdings Corp.	2,800	304,938
Rinnai Corp.	4,700	102,921
Rohm Co. Ltd.	8,400	278,269
Rohto Pharmaceutical Co. Ltd.	4,400	64,623
Ryohin Keikaku Co. Ltd.	6,200	135,006
Sankyo Co. Ltd.	14,600	141,755
Sanrio Co. Ltd.(b)	13,600	92,047
Santen Pharmaceutical Co. Ltd.	8,400	110,243
Sanwa Holdings Corp.	7,500	174,850
Sapporo Breweries Ltd.	2,800	34,973
SBI Holdings, Inc.	23,600	383,205
SCREEN Holdings Co. Ltd.	6,300	690,180
Secom Co. Ltd.	8,500	337,646
Sega Sammy Holdings, Inc.	4,300	58,405
Seibu Holdings, Inc.	2,700	52,712
Sekisui Chemical Co. Ltd.	13,100	208,883
SG Holdings Co. Ltd.	17,100	162,346
Shimadzu Corp.	4,400	111,431
Shimizu Corp.	20,900	327,854
Shionogi & Co. Ltd.	22,000	377,530
Shizuoka Financial Group, Inc.	26,900	500,677
Skylark Holdings Co. Ltd.	1,400	24,145
Socionext, Inc.	3,000	47,097
Sojitz Corp.	9,480	301,622
Square Enix Holdings Co. Ltd.	5,400	80,074
Subaru Corp.	27,900	410,281
Sugi Holdings Co. Ltd.	2,500	48,454
SUMCO Corp.	3,500	86,765
Sumitomo Bakelite Co. Ltd.	2,300	105,487
Sumitomo Chemical Co. Ltd.	41,600	131,436
Sumitomo Forestry Co. Ltd.	18,300	152,064
Sumitomo Rubber Industries Ltd.	9,400	120,475
Sundrug Co. Ltd.	3,100	72,576
Suntory Beverage & Food Ltd.	7,500	207,522
T&D Holdings, Inc.	13,251	391,925
Taisei Corp.	5,300	464,698
Takasago Thermal Engineering Co. Ltd.	4,000	125,076
Takashimaya Co. Ltd.	4,100	63,155
THK Co. Ltd.	7,000	315,361
TISI, Inc.	3,600	70,150
Tobu Railway Co. Ltd.	5,000	89,940
Toei Animation Co. Ltd.	1,800	26,957
Toho Co. Ltd.	11,700	93,622
Tohoku Electric Power Co., Inc.	11,000	72,047
Tokyo Gas Co. Ltd.	7,200	271,166
Tokyo Metro Co. Ltd.(b)	13,700	119,825
Tokyo Ohka Kogyo Co. Ltd.	2,300	160,197
Tokyo Tatemono Co. Ltd.	7,600	154,128
Tokyu Corp.	6,900	71,112
Tokyu Fudosan Holdings Corp.	32,700	260,856
Toray Industries, Inc.	30,300	210,203
Tosoh Corp.	14,000	252,133
TOTO Ltd.	4,700	249,018
Toyo Seikan Group Holdings Ltd.	7,000	175,856
Toyo Suisan Kaisha Ltd.	3,000	191,694
Toyo Tire Corp.	6,100	139,922
Toyoda Gosei Co. Ltd.	3,400	106,963
Trend Micro, Inc.	3,130	115,205
Tsuruha Holdings, Inc.	9,840	124,601
Unicharm Corp.	34,000	197,400
USS Co. Ltd.	17,700	207,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International MidCap Dividend Fund (DIM)
June 30, 2026

Investments	Shares	Value
West Japan Railway Co.	11,800	$197,846
Workman Co. Ltd.	1,400	58,748
Yamada Holdings Co. Ltd.	25,900	104,811
Yamato Holdings Co. Ltd.	5,500	62,081
Yamazaki Baking Co. Ltd.	3,200	63,143
Yokogawa Electric Corp.	4,700	162,956
Yokohama Financial Group, Inc.	30,000	319,797
Yokohama Rubber Co. Ltd.	4,000	178,262
Zensho Holdings Co. Ltd.	1,100	54,585
ZOZO, Inc.	23,300	164,724
Total Japan		39,345,591
Luxembourg — 0.5%
CVC Capital Partners PLC(a)(b)	28,806	418,590
Eurofins Scientific SE	1,768	138,584
RTL Group SA	8,778	312,618
Total Luxembourg		869,792
Macau — 0.1%
Wynn Macau Ltd.(b)	282,800	182,113
Netherlands — 3.6%
Akzo Nobel NV	5,131	348,105
Arcadis NV	1,497	57,541
ASR Nederland NV	11,224	847,452
BE Semiconductor Industries NV	1,300	426,714
CTP NV(a)	13,489	246,135
Euronext NV(a)	2,578	412,640
Heineken Holding NV	8,922	680,885
Koninklijke KPN NV	233,404	1,151,728
Koninklijke Vopak NV	5,079	265,023
NN Group NV	13,949	1,222,565
SBM Offshore NV	6,023	208,924
Total Netherlands		5,867,712
Nigeria — 0.2%
Airtel Africa PLC(a)	75,899	330,014
Norway — 3.0%
Aker ASA, Class A	5,725	664,171
Frontline PLC	10,066	349,317
Gjensidige Forsikring ASA	20,827	563,637
Mowi ASA	14,205	262,409
Norsk Hydro ASA	61,096	554,436
Orkla ASA	35,082	369,415
Protector Forsikring ASA	1,714	82,656
Salmar ASA	4,852	227,118
SpareBank 1 Sor-Norge ASA	25,557	499,492
Storebrand ASA	17,937	336,789
TOMRA Systems ASA	4,159	39,970
Wallenius Wilhelmsen ASA	73,987	981,708
Total Norway		4,931,118
Portugal — 1.1%
Banco Comercial Portugues SA, Class R	769,314	910,341
Galp Energia SGPS SA	26,297	560,569
Jeronimo Martins SGPS SA	18,063	346,118
Total Portugal		1,817,028
Singapore — 1.7%
City Developments Ltd.	12,800	76,892
Keppel Ltd.	66,000	558,228
SATS Ltd.	14,500	50,783
Sembcorp Industries Ltd.	64,400	316,162
Singapore Airlines Ltd.	164,500	976,736
Singapore Exchange Ltd.	34,000	632,974
UOL Group Ltd.	23,400	172,228
Total Singapore		2,784,003
Spain — 3.5%
Acciona SA	2,092	663,002
Bankinter SA	43,526	728,534
CIE Automotive SA	5,283	160,967
Colonial SFL Socimi SA*	27,172	176,143
Corp. ACCIONA Energias Renovables SA	4,901	129,661
Ebro Foods SA	6,606	135,041
EDP Renewables SA	5,688	92,149
Enagas SA	16,618	322,229
Fluidra SA	3,892	88,105
Fomento de Construcciones y Contratas SA*	18,263	264,342
Grifols SA	4,873	49,919
Indra Sistemas SA	2,085	114,231
Laboratorios Farmaceuticos Rovi SA	1,108	73,283
Logista Integral SA	9,817	378,690
Mapfre SA	188,620	933,761
Merlin Properties Socimi SA	22,551	395,505
Puig Brands SA, Class B	4,709	86,841
Sacyr SA	21,619	115,577
Unicaja Banco SA(a)	191,363	682,173
Vidrala SA	720	69,064
Viscofan SA	1,271	84,863
VISCOFAN SA*	39	2,604
Total Spain		5,746,684
Sweden — 3.6%
AAK AB(b)	4,414	104,442
AddTech AB, Class B	3,261	115,033
Alfa Laval AB	6,591	392,948
Avanza Bank Holding AB	6,305	252,769
Axfood AB	8,138	216,438
Beijer Ref AB	3,338	48,976
Essity AB, Class B	19,108	541,563
Getinge AB, Class B	4,902	100,338
Indutrade AB	3,881	80,362
L E Lundbergforetagen AB, Class B	1,129	65,152
Lagercrantz Group AB, Class B	1,178	31,014
Lifco AB, Class B	3,803	124,721
Mycronic AB	2,572	85,360
Nordnet AB publ	7,720	293,863
Sagax AB, Class B	3,559	56,705
Sectra AB, Class B	871	24,731
Securitas AB, Class B	16,115	265,082
Skanska AB, Class B	10,529	281,987
SKF AB, Class B	13,094	336,613
SSAB AB, Class A	26,545	246,466
SSAB AB, Class B	19,238	178,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International MidCap Dividend Fund (DIM)
June 30, 2026

Investments	Shares	Value
Sweco AB, Class B	7,481	$98,246
Tele2 AB, Class B	38,559	671,923
Telia Co. AB	201,561	983,214
Trelleborg AB, Class B	3,971	165,599
Total Sweden		5,761,610
Switzerland — 4.6%
Accelleron Industries AG	2,380	244,889
Allreal Holding AG, Registered Shares	383	100,658
Avolta AG*	2,790	186,772
Bachem Holding AG(b)	1,063	99,691
Banque Cantonale Vaudoise, Registered Shares	3,789	556,149
Belimo Holding AG, Registered Shares	189	213,215
BKW AG	958	161,874
Bucher Industries AG, Registered Shares	184	72,537
Cembra Money Bank AG	1,608	188,578
DKSH Holding AG	2,318	178,739
EFG International AG*	13,231	266,047
Flughafen Zurich AG, Registered Shares	820	254,138
Galenica AG(a)	1,267	132,410
Georg Fischer AG, Registered Shares	2,050	106,484
Helvetia Baloise Holding AG, Registered Shares	3,627	937,944
Huber & Suhner AG, Registered Shares	376	103,946
Julius Baer Group Ltd.	8,261	714,830
Logitech International SA, Registered Shares	3,448	323,748
PSP Swiss Property AG, Registered Shares	1,660	296,543
SFS Group AG	1,172	193,529
Sonova Holding AG, Registered Shares	1,100	261,960
Straumann Holding AG, Registered Shares	1,639	216,190
Sulzer AG, Registered Shares	1,272	211,619
Sunrise Communications AG, Class A*	3,939	196,303
Swiss Prime Site AG, Registered Shares	2,418	395,381
Swissquote Group Holding SA, Registered Shares	2,440	114,642
Temenos AG, Registered Shares	1,288	105,544
VAT Group AG(a)	472	413,223
Vontobel Holding AG, Registered Shares	2,332	212,197
Total Switzerland		7,459,780
United Kingdom — 7.7%
Admiral Group PLC	28,401	1,341,949
Allfunds Group PLC	10,651	102,411
Autotrader Group PLC(a)	12,423	82,294
B&M European Value Retail PLC	105,872	273,871
Babcock International Group PLC	4,488	56,696
Balfour Beatty PLC	13,892	159,951
Beazley PLC	14,514	247,924
Bridgepoint Group PLC(a)	16,613	57,858
Bunzl PLC	8,978	313,392
Centrica PLC	131,074	297,224
Computacenter PLC	2,260	128,202
Convatec Group PLC(a)	42,492	121,255
Cranswick PLC	1,015	74,094
Diploma PLC	2,537	240,084
Drax Group PLC	15,407	155,207
easyJet PLC	19,111	141,638
Entain PLC	12,241	90,820
Games Workshop Group PLC	1,444	413,974
Halma PLC	3,141	164,004
Hiscox Ltd.	8,597	210,749
Howden Joinery Group PLC	11,042	122,740
IMI PLC	5,358	210,782
Inchcape PLC	9,249	94,646
Informa PLC	26,884	322,635
Intertek Group PLC	4,567	351,873
Investec PLC	34,518	275,113
ITV PLC	225,370	241,092
J Sainsbury PLC	90,739	385,146
JD Sports Fashion PLC	33,051	37,164
JET2 PLC	2,447	41,961
Johnson Matthey PLC	8,098	203,353
Kingfisher PLC	67,469	253,600
LondonMetric Property PLC	152,941	382,232
Marks & Spencer Group PLC	16,721	82,558
Melrose Industries PLC	11,221	70,727
Pearson PLC	13,313	211,329
QinetiQ Group PLC	8,718	48,876
Renishaw PLC	1,404	95,409
Rentokil Initial PLC	49,830	282,140
Rightmove PLC	8,104	47,133
Rotork PLC	16,510	64,731
RS Group PLC	16,847	130,024
Sage Group PLC	15,067	163,181
Schroders PLC	77,848	607,027
Serco Group PLC	16,641	48,370
Severn Trent PLC	12,156	476,922
Smith & Nephew PLC	16,877	244,272
Smiths Group PLC	10,695	363,390
Softcat PLC	4,647	112,869
Spirax Group PLC	1,312	119,021
St. James's Place PLC	8,476	136,291
Subsea 7 SA	19,820	676,990
United Utilities Group PLC	27,701	481,269
Weir Group PLC	6,475	206,598
Whitbread PLC	4,589	145,630
Total United Kingdom		12,410,691
United States — 1.9%
Acerinox SA	10,358	181,543
Aegon Ltd.	79,347	674,756
Buzzi SpA	3,785	193,824
InterContinental Hotels Group PLC	2,956	509,171
QIAGEN NV	961	37,246
Signify NV(a)	6,389	121,913
Tenaris SA	48,066	1,330,433
Total United States		3,048,886
TOTAL COMMON STOCKS
(Cost: $115,356,149)		160,906,154

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International MidCap Dividend Fund (DIM)
June 30, 2026

Investments	Shares	Value
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)
(Cost: $74,411)	74,411	$74,411
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
United States — 0.4%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)
(Cost: $649,946)	649,946	649,946
TOTAL INVESTMENTS IN SECURITIES — 99.8% (Cost: $116,080,506)		161,630,511
Other Assets less Liabilities — 0.2%		316,876
NET ASSETS — 100.0%		$161,947,387

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,556,617 and the total market value of the collateral held by the Fund was $2,689,312. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,039,366.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar

OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	7/2/2026	28,545	USD	25,000	EUR	$–	$(38)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International MidCap Dividend Fund (DIM)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$160,906,154	$–	$–	$160,906,154
Mutual Fund	–	74,411	–	74,411
Investment of Cash Collateral for Securities Loaned	–	649,946	–	649,946
Total Investments in Securities	$160,906,154	$724,357	$–	$161,630,511
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(38)	$–	$(38)
Total - Net	$160,906,154	$724,319	$–	$161,630,473

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International Multifactor Fund (DWMF)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 4.6%
BHP Group Ltd.	7,705	$317,079
Evolution Mining Ltd.	19,121	155,652
Fortescue Ltd.	10,803	143,325
Glencore PLC*	24,490	167,007
Northern Star Resources Ltd.	8,974	117,816
QBE Insurance Group Ltd.	9,809	171,183
Rio Tinto Ltd.(a)	1,330	158,955
Rio Tinto PLC	2,348	221,949
South32 Ltd.	43,024	116,247
Total Australia		1,569,213
Austria — 0.9%
OMV AG	2,383	150,255
Raiffeisen Bank International AG	2,494	159,250
Total Austria		309,505
Belgium — 0.4%
Ageas SA	1,877	150,218
Brazil — 0.3%
Yara International ASA	2,716	119,503
Chile — 0.4%
Antofagasta PLC	2,535	128,527
China — 0.7%
BOC Hong Kong Holdings Ltd.	24,500	132,403
SITC International Holdings Co. Ltd.	28,000	112,042
Total China		244,445
Denmark — 0.9%
Danske Bank AS	3,449	184,741
Vestas Wind Systems AS	4,531	127,933
Total Denmark		312,674
Finland — 1.5%
Metso OYJ	5,299	92,087
Nordea Bank Abp	10,079	191,287
UPM-Kymmene OYJ	4,637	122,994
Wartsila OYJ Abp	3,018	115,177
Total Finland		521,545
France — 7.4%
Amundi SA(b)	1,497	143,682
AXA SA	4,734	237,333
Ayvens SA(b)	7,595	100,032
BNP Paribas SA	2,245	262,164
Bouygues SA	1,969	109,879
Credit Agricole SA	7,408	149,022
Dassault Aviation SA	247	81,104
Eiffage SA	640	94,464
Engie SA	5,757	181,597
Ipsen SA	1,089	210,165
Legrand SA	670	113,140
Rexel SA	2,781	121,489
Societe Generale SA	2,448	216,543
Unibail-Rodamco-Westfield*	1,197	140,206
Veolia Environnement SA	4,653	193,853
Vinci SA	1,001	146,260
Total France		2,500,933
Germany — 5.8%
Allianz SE, Registered Shares	686	324,780
BASF SE	3,062	163,767
Commerzbank AG	3,872	164,812
Daimler Truck Holding AG	2,519	121,535
Deutsche Lufthansa AG, Registered Shares	9,764	111,743
Deutsche Post AG, Registered Shares	2,247	136,414
HochTief AG	183	106,076
Infineon Technologies AG	2,510	234,367
Knorr-Bremse AG	729	84,680
Siemens AG, Registered Shares	931	299,260
Siemens Energy AG	1,239	234,864
Total Germany		1,982,298
Hong Kong — 3.0%
CK Asset Holdings Ltd.	26,500	149,294
Prudential PLC	11,131	148,179
Sun Hung Kai Properties Ltd.	10,500	150,362
Swire Pacific Ltd., Class A	8,500	88,555
Techtronic Industries Co. Ltd.	9,500	156,879
WH Group Ltd.(b)	295,000	311,851
Total Hong Kong		1,005,120
Indonesia — 0.3%
Jardine Matheson Holdings Ltd.	1,500	92,250
Ireland — 1.0%
AerCap Holdings NV	755	110,064
Bank of Ireland Group PLC	7,188	143,199
Kingspan Group PLC	974	89,030
Total Ireland		342,293
Israel — 1.0%
Bank Hapoalim BM	6,753	155,461
Bank Leumi Le-Israel BM	7,583	169,325
Total Israel		324,786
Italy — 5.9%
Banca Mediolanum SpA	6,766	168,481
Banca Monte dei Paschi di Siena SpA	15,590	193,640
Banco BPM SpA	9,641	166,551
BPER Banca SpA	11,809	185,399
Enel SpA	20,688	237,803
Eni SpA	7,438	175,350
Italgas SpA	13,476	156,151
Poste Italiane SpA	4,716	154,313
Prysmian SpA	773	129,075
UniCredit SpA	2,936	262,698
Unipol Assicurazioni SpA	5,971	166,638
Total Italy		1,996,099
Ivory Coast — 0.5%
Endeavour Mining PLC	3,362	165,280
Japan — 25.4%
Advantest Corp.	1,700	338,274
AGC, Inc.	2,300	98,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Multifactor Fund (DWMF)
June 30, 2026

Investments	Shares	Value
ANA Holdings, Inc.	4,300	$78,526
Asahi Kasei Corp.	15,500	170,808
Astellas Pharma, Inc.	15,600	208,768
Canon, Inc.	5,800	147,993
Central Japan Railway Co.	4,100	87,512
Chubu Electric Power Co., Inc.	7,800	146,857
Daifuku Co. Ltd.	2,200	96,447
Daikin Industries Ltd.	800	121,507
Daiwa Securities Group, Inc.(a)	16,000	157,071
Disco Corp.	500	249,992
Ebara Corp.	3,200	123,176
FANUC Corp.	2,300	104,086
Fuji Electric Co. Ltd.	900	74,841
FUJIFILM Holdings Corp.	7,200	154,300
Fujitsu Ltd.	7,200	143,845
Hitachi Ltd.	7,000	192,567
Hulic Co. Ltd.	12,400	129,474
IHI Corp.	5,700	95,096
ITOCHU Corp.	13,900	158,564
Japan Airlines Co. Ltd.	4,300	75,404
Kajima Corp.	2,400	86,712
Kansai Electric Power Co., Inc.	9,200	129,375
Keyence Corp.	500	249,377
Komatsu Ltd.	3,200	123,688
Kubota Corp.	6,200	102,446
Lasertec Corp.	800	244,639
Makita Corp.	2,800	99,768
Marubeni Corp.	4,700	135,628
Minebea Mitsumi, Inc.	3,000	87,790
Mitsubishi Chemical Group Corp.	22,200	154,147
Mitsubishi Corp.	5,800	155,131
Mitsubishi Electric Corp.	4,100	148,233
Mitsui & Co. Ltd.	5,300	146,649
MS&AD Insurance Group Holdings, Inc.	6,000	156,530
Nippon Sanso Holdings Corp.	3,500	129,125
Nippon Steel Corp.	42,100	138,870
Nitto Denko Corp.	8,000	156,037
Obayashi Corp.	5,900	118,236
Osaka Gas Co. Ltd.	4,500	151,066
Otsuka Corp.	6,400	109,216
SBI Holdings, Inc.	7,800	126,652
SCREEN Holdings Co. Ltd.	2,200	241,015
Shimadzu Corp.	5,200	131,692
Shin-Etsu Chemical Co. Ltd.	4,400	189,726
Sompo Holdings, Inc.	4,500	172,718
Sumitomo Corp.	13,700	130,573
Sumitomo Mitsui Financial Group, Inc.	6,600	257,706
Taisei Corp.	1,200	105,215
TDK Corp.	7,400	162,547
Tokyo Electron Ltd.	800	379,757
Tokyo Gas Co. Ltd.	4,200	158,180
Toray Industries, Inc.	19,800	137,360
Toyota Tsusho Corp.	3,400	125,059
Yokogawa Electric Corp.	5,500	190,694
Yokohama Financial Group, Inc.	13,500	143,909
Total Japan		8,629,140
Luxembourg — 0.4%
ArcelorMittal SA	2,214	133,398
Mexico — 0.4%
Fresnillo PLC	3,838	139,626
Netherlands — 4.8%
ASM International NV	172	196,746
ASML Holding NV	434	854,145
BE Semiconductor Industries NV	470	154,274
ING Groep NV	7,310	231,253
Nebius Group NV*	673	185,862
Total Netherlands		1,622,280
Norway — 0.8%
Aker BP ASA	4,506	138,065
Equinor ASA	4,738	150,105
Total Norway		288,170
Russia — 0.0%
Evraz PLC*^	17,300	0
Singapore — 1.2%
Singapore Exchange Ltd.	8,500	158,243
Singapore Technologies Engineering Ltd.	9,900	79,525
STMicroelectronics NV	2,200	162,209
Total Singapore		399,977
Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	801	117,861
Banco Bilbao Vizcaya Argentaria SA	10,450	261,292
Banco Santander SA	25,016	345,612
Endesa SA	3,258	148,548
Indra Sistemas SA	2,035	111,491
Naturgy Energy Group SA	3,620	113,650
Repsol SA	6,605	166,209
Total Spain		1,264,663
Sweden — 7.1%
Alfa Laval AB	1,623	96,762
Assa Abloy AB, Class B	3,255	115,158
Atlas Copco AB, Class A	6,290	127,481
Boliden AB	2,920	164,975
Epiroc AB, Class A	3,411	93,715
Investor AB, Class B	4,784	198,984
Sandvik AB	3,405	140,694
Securitas AB, Class B	5,127	84,336
Skandinaviska Enskilda Banken AB, Class A	7,881	157,080
Skanska AB, Class B	3,287	88,033
SKF AB, Class B	3,066	78,819
Svenska Handelsbanken AB, Class A	11,024	162,430
Swedbank AB, Class A	4,465	167,008
Swedish Orphan Biovitrum AB*	4,336	206,985
Telefonaktiebolaget LM Ericsson, Class B	15,197	169,821
Telia Co. AB	24,493	119,477
Trelleborg AB, Class B	2,048	85,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Multifactor Fund (DWMF)
June 30, 2026

Investments	Shares	Value
Volvo AB, Class B	4,241	$144,388
Total Sweden		2,401,552
Switzerland — 3.7%
ABB Ltd., Registered Shares	2,192	237,991
Avolta AG*	8,430	564,334
Logitech International SA, Registered Shares	1,225	115,021
VAT Group AG(b)	147	128,694
Zurich Insurance Group AG	302	224,109
Total Switzerland		1,270,149
United Kingdom — 11.2%
Admiral Group PLC	2,904	137,214
BAE Systems PLC	6,134	150,127
Barclays PLC	35,508	238,750
Bunzl PLC	2,853	99,589
Centrica PLC	63,260	143,449
CK Hutchison Holdings Ltd.	14,000	118,273
GSK PLC	11,505	302,499
Halma PLC	2,468	128,864
HSBC Holdings PLC	22,568	428,573
International Consolidated Airlines Group SA	20,184	127,889
Legal & General Group PLC	42,929	162,956
Lloyds Banking Group PLC	161,244	237,766
NatWest Group PLC	23,027	203,852
Rolls-Royce Holdings PLC	13,919	266,875
Severn Trent PLC	3,462	135,826
Smiths Group PLC	2,717	92,317
SSE PLC	5,237	169,322
Standard Chartered PLC	7,048	190,924
Standard Life PLC	15,614	172,628
United Utilities Group PLC	7,758	134,785
Vodafone Group PLC	114,304	151,103
Total United Kingdom		3,793,581
United States — 6.1%
AP Moller - Maersk AS, Class B	33	78,437
BP PLC	35,012	217,060
InterContinental Hotels Group PLC	3,236	557,401
Novartis AG, Registered Shares	3,196	501,518
Schneider Electric SE	721	235,261
Shell PLC	8,526	331,902
Tenaris SA	4,940	136,735
Total United States		2,058,314
TOTAL COMMON STOCKS
(Cost: $31,369,268)		33,765,539
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA*
(Cost: $1,707)	801	1,682
MUTUAL FUND — 0.2%
United States — 0.2%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)
(Cost: $58,225)	58,225	$58,225
TOTAL INVESTMENTS IN SECURITIES — 99.6% (Cost: $31,429,200)		33,825,446
Other Assets less Liabilities — 0.4%		150,075
NET ASSETS — 100.0%		$33,975,521

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $314,224 and the total market value of the collateral held by the Fund was $330,697, which was entirely composed of non-cash U.S. Government securities.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International Multifactor Fund (DWMF)
June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America NA	7/3/2026	522,923	ILS	175,461	USD	$53		$–
Bank of America NA	8/5/2026	162,020	USD	482,452	ILS	–		(45)
Barclays Bank PLC	7/3/2026	453,030	USD	631,918	AUD	15,245		–
Barclays Bank PLC	7/3/2026	281,652	USD	358,914	SGD	4,147		–
Citibank NA	7/3/2026	129,592	DKK	19,749	USD	73		–
Citibank NA	7/3/2026	1,463,676	EUR	1,667,223	USD	6,265		–
Citibank NA	7/3/2026	386,809	USD	301,524	CHF	12,970		–
Citibank NA	7/3/2026	59,414	USD	99,344	NZD	2,900		–
Citibank NA	8/5/2026	314,911	USD	2,062,853	DKK	–		(1,171)
Citibank NA	8/5/2026	9,225,223	USD	8,088,090	EUR	–		(34,672)
Deutsche Bank AG	7/2/2026	27,383	EUR	31,307	USD	0	^	–
Deutsche Bank AG	7/3/2026	65,265	DKK	98,789	NOK	–		(1)
Deutsche Bank AG	7/3/2026	6,346	EUR	10,473	AUD	–		(0)	^
Deutsche Bank AG	7/3/2026	7,368	EUR	25,098	ILS	–		(0)	^
Deutsche Bank AG	7/3/2026	13,196	GBP	169,499	SEK	1		–
Deutsche Bank AG	7/3/2026	163,171	HKD	3,381,721	JPY	–		(0)	^
Deutsche Bank AG	7/3/2026	2,688,475	USD	427,153,322	JPY	60,038		–
Deutsche Bank AG	7/3/2026	164,626	USD	1,524,398	NOK	10,578		–
Goldman Sachs	7/3/2026	30,645	AUD	21,652	USD	–		(422)
Goldman Sachs	7/3/2026	23,440	CHF	29,589	USD	–		(527)
Goldman Sachs	7/3/2026	42,884	DKK	6,653	USD	–		(93)
Goldman Sachs	7/3/2026	164,089	EUR	190,257	USD	–		(2,646)
Goldman Sachs	7/3/2026	51,656	ILS	17,648	USD	–		(310)
Goldman Sachs	7/3/2026	47,602,044	JPY	297,174	USD	–		(4,261)
Goldman Sachs	7/3/2026	80,521	NOK	8,462	USD	–		(325)
Goldman Sachs	7/3/2026	1,174,698	SEK	125,009	USD	–		(3,626)
Goldman Sachs	7/3/2026	15,237	SGD	11,882	USD	–		(101)
Goldman Sachs	7/3/2026	1,907,431	USD	1,635,759	EUR	37,192		–
HSBC Holdings PLC	7/3/2026	269,898	AUD	185,776	USD	1,206		–
HSBC Holdings PLC	7/3/2026	5,114	AUD	3,532	USD	11		–
HSBC Holdings PLC	7/3/2026	3,907	CHF	4,826	USD	17		–
HSBC Holdings PLC	7/3/2026	305	DKK	41	EUR	–		(0)	^
HSBC Holdings PLC	7/3/2026	7,127	DKK	1,085	USD	5		–
HSBC Holdings PLC	7/3/2026	27,272	EUR	31,032	USD	150		–
HSBC Holdings PLC	7/3/2026	8,581	ILS	2,878	USD	2		–
HSBC Holdings PLC	7/3/2026	7,833,577	JPY	48,471	USD	–		(268)
HSBC Holdings PLC	7/3/2026	13,609	NOK	1,380	USD	–		(5)
HSBC Holdings PLC	7/3/2026	198,019	SEK	20,390	USD	71		–
HSBC Holdings PLC	7/3/2026	2,510	SGD	1,938	USD	3		–
HSBC Holdings PLC	7/3/2026	81,703	USD	115,807	AUD	1,473		–
HSBC Holdings PLC	7/3/2026	69,760	USD	55,461	CHF	998		–
HSBC Holdings PLC	7/3/2026	34,039	USD	218,066	DKK	684		–
HSBC Holdings PLC	7/3/2026	6,139	USD	39,706	DKK	66		–
HSBC Holdings PLC	7/3/2026	344,003	USD	297,752	EUR	3,569		–
HSBC Holdings PLC	7/3/2026	194,562	USD	545,714	ILS	11,398		–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Multifactor Fund (DWMF)
June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
HSBC Holdings PLC	7/3/2026	35,089	USD	102,742	ILS	$604		$–
HSBC Holdings PLC	7/3/2026	484,863	USD	77,475,046	JPY	8,130		–
HSBC Holdings PLC	7/3/2026	29,690	USD	280,948	NOK	1,299		–
HSBC Holdings PLC	7/3/2026	10,715	USD	18,393	NZD	252		–
HSBC Holdings PLC	7/3/2026	518,014	USD	4,785,995	SEK	23,472		–
HSBC Holdings PLC	7/3/2026	93,423	USD	878,790	SEK	2,617		–
HSBC Holdings PLC	7/3/2026	50,796	USD	65,318	SGD	294		–
HSBC Holdings PLC	8/5/2026	1,003,781	USD	1,459,179	AUD	–		(6,529)
HSBC Holdings PLC	8/5/2026	3,405,748	USD	2,575,957	GBP	–		(13,113)
Morgan Stanley & Co. International	7/3/2026	402,496	AUD	282,471	USD	–		(3,627)
Morgan Stanley & Co. International	7/3/2026	58,852	AUD	41,302	USD	–		(530)
Morgan Stanley & Co. International	7/3/2026	296,026	CHF	365,712	USD	1,310		–
Morgan Stanley & Co. International	7/3/2026	44,933	CHF	56,442	USD	–		(732)
Morgan Stanley & Co. International	7/3/2026	82,024	DKK	12,691	USD	–		(145)
Morgan Stanley & Co. International	7/3/2026	313,878	EUR	362,922	USD	–		(4,051)
Morgan Stanley & Co. International	7/3/2026	99,919	ILS	33,664	USD	–		(127)
Morgan Stanley & Co. International	7/3/2026	90,826,408	JPY	566,870	USD	–		(7,981)
Morgan Stanley & Co. International	7/3/2026	437,169,114	JPY	2,691,128	USD	–		(1,060)
Morgan Stanley & Co. International	7/3/2026	152,856	NOK	16,142	USD	–		(695)
Morgan Stanley & Co. International	7/3/2026	1,671,728	NOK	168,332	USD	604		–
Morgan Stanley & Co. International	7/3/2026	120,318	NZD	70,129	USD	–		(1,684)
Morgan Stanley & Co. International	7/3/2026	11,241,680	SEK	1,154,133	USD	7,483		–
Morgan Stanley & Co. International	7/3/2026	2,259,086	SEK	238,459	USD	–		(5,025)
Morgan Stanley & Co. International	7/3/2026	249,593	SGD	194,320	USD	–		(1,340)
Morgan Stanley & Co. International	7/3/2026	29,112	SGD	22,665	USD	–		(156)
Morgan Stanley & Co. International	7/3/2026	131,637	SGD	101,643	USD	136		–
Morgan Stanley & Co. International	7/3/2026	430,305	USD	68,945,362	JPY	6,058		–
Morgan Stanley & Co. International	7/3/2026	926,554	USD	8,777,884	SEK	19,525		–
Morgan Stanley & Co. International	8/5/2026	1,473,336	USD	1,188,318	CHF	–		(5,297)
Morgan Stanley & Co. International	8/5/2026	8,674,785	USD	1,405,546,266	JPY	3,404		–
Morgan Stanley & Co. International	8/5/2026	343,029	USD	3,408,148	NOK	–		(1,228)
Morgan Stanley & Co. International	8/5/2026	2,383,034	USD	23,170,200	SEK	–		(15,456)
Morgan Stanley & Co. International	8/5/2026	119,827	USD	154,831	SGD	–		(161)
UBS Group AG	7/3/2026	314	GBP	364	EUR	0	^	–
						$244,303		$(117,410)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Multifactor Fund (DWMF)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	33,765,539	–	–		33,765,539
Rights	1,682	–	–		1,682
Mutual Fund	–	58,225	–		58,225
Total Investments in Securities	$33,767,221	$58,225	$0		$33,825,446
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$244,303	$–		$244,303
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(117,410)	$–		$(117,410)
Total - Net	$33,767,221	$185,118	$0		$33,952,339

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International Quality Dividend Growth Fund (IQDG)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 2.3%
ALS Ltd.	15,661	$247,813
Aristocrat Leisure Ltd.	25,030	1,062,470
Brambles Ltd.	128,116	1,729,021
Cochlear Ltd.	1,727	145,670
Codan Ltd.	5,403	165,225
CSL Ltd.	29,303	2,329,350
Eagers Automotive Ltd.	12,470	183,670
HUB24 Ltd.	3,085	155,424
JB Hi-Fi Ltd.	6,905	384,999
Netwealth Group Ltd.	27,342	389,458
Northern Star Resources Ltd.	102,666	1,347,857
Pro Medicus Ltd.	1,311	184,767
Ramelius Resources Ltd.	111,486	225,533
REA Group Ltd.(a)	5,293	510,408
Sigma Healthcare Ltd.	136,280	259,641
Technology One Ltd.	18,544	378,609
Wesfarmers Ltd.	92,189	5,773,716
Whitehaven Coal Ltd.	42,253	223,352
WiseTech Global Ltd.	928	21,216
Total Australia		15,718,199
Austria — 2.1%
ANDRITZ AG	13,729	1,186,645
BAWAG Group AG(b)	14,388	2,883,650
Erste Group Bank AG	52,161	6,983,338
Raiffeisen Bank International AG	46,847	2,991,336
Wienerberger AG	19,228	496,824
Total Austria		14,541,793
Belgium — 0.3%
Solvay SA	20,543	617,234
Syensqo SA	7,666	566,189
UCB SA	3,162	947,160
Total Belgium		2,130,583
Chile — 0.3%
Antofagasta PLC	38,210	1,937,282
China — 0.2%
Prosus NV*	34,110	1,481,533
Denmark — 2.8%
Novo Nordisk AS, Class B	373,968	17,994,851
Pandora AS	8,044	923,497
Royal Unibrew AS	3,279	216,360
Total Denmark		19,134,708
Finland — 0.5%
Kone OYJ, Class B	48,756	2,773,759
Konecranes OYJ	14,712	452,128
Valmet OYJ	23,759	573,696
Total Finland		3,799,583
France — 12.6%
Accor SA	25,329	1,472,258
Air Liquide SA	42,100	8,340,475
Airbus SE	27,164	6,041,752
BioMerieux	3,460	271,765
Bureau Veritas SA	50,969	1,560,547
Cie Generale des Etablissements Michelin SCA	115,841	4,469,885
Dassault Aviation SA	4,556	1,495,989
Edenred SE	62,487	1,607,431
Eiffage SA	13,591	2,006,032
Hermes International SCA	2,779	5,077,215
Kering SA	8,263	2,336,265
Legrand SA	12,496	2,110,142
L'Oreal SA	34,598	15,175,620
LVMH Moet Hennessy Louis Vuitton SE	41,850	23,162,785
Nexans SA	2,756	457,831
Rexel SA	42,835	1,871,268
Safran SA	13,871	5,471,257
Technip Energies NV	11,513	435,952
Thales SA	10,150	2,608,691
Vallourec SACA*	68,668	1,608,631
Total France		87,581,791
Georgia — 0.3%
Lion Finance Group PLC	7,763	1,167,379
TBC Bank Group PLC	17,322	1,018,944
Total Georgia		2,186,323
Germany — 9.1%
adidas AG	6,387	1,310,025
Continental AG	22,174	1,829,367
CTS Eventim AG & Co. KGaA	3,944	230,193
Daimler Truck Holding AG	150,909	7,280,946
Deutsche Lufthansa AG, Registered Shares	171,570	1,963,522
Deutsche Post AG, Registered Shares	198,663	12,060,679
Deutsche Telekom AG, Registered Shares	522,350	14,243,287
Fielmann Group AG	6,056	296,340
GEA Group AG	8,263	567,298
Heidelberg Materials AG	9,661	1,843,481
HochTief AG	5,281	3,061,148
Hugo Boss AG	6,941	298,142
Infineon Technologies AG	45,490	4,247,552
Knorr-Bremse AG	17,623	2,047,075
Krones AG	1,467	188,184
Nemetschek SE	3,092	187,713
Rheinmetall AG	673	762,131
SAP SE	40,543	6,211,277
Schott Pharma AG & Co. KGaA	2,635	52,118
Sixt SE	3,192	232,468
Traton SE	108,697	4,123,388
Total Germany		63,036,334
Hong Kong — 0.5%
Bank of East Asia Ltd.	732,600	1,170,546
Techtronic Industries Co. Ltd.	156,000	2,576,112
Total Hong Kong		3,746,658
Ireland — 0.4%
Bank of Ireland Group PLC	138,200	2,753,221
Israel — 1.4%
Bank Leumi Le-Israel BM	165,505	3,695,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Quality Dividend Growth Fund (IQDG)
June 30, 2026

Investments	Shares	Value
Elbit Systems Ltd.	554	$420,225
Israel Discount Bank Ltd., Class A	167,860	1,662,008
Mizrahi Tefahot Bank Ltd.	40,121	2,652,784
Newmed Energy LP(a)	171,370	897,270
Strauss Group Ltd.	8,346	322,137
Total Israel		9,650,089
Italy — 1.7%
Brembo NV(a)	30,369	355,542
Brunello Cucinelli SpA	2,241	211,632
DiaSorin SpA(a)	2,106	163,152
Ferrari NV	5,836	2,164,160
Leonardo SpA	17,996	965,474
Maire SpA	35,286	577,704
Moncler SpA	22,441	1,302,852
PRADA SpA(a)	236,000	1,195,341
Prysmian SpA	9,722	1,623,370
Recordati Industria Chimica & Farmaceutica SpA	16,180	948,978
Reply SpA	588	61,478
Ryanair Holdings PLC	58,831	1,839,602
Technogym SpA(b)	20,439	355,192
Total Italy		11,764,477
Japan — 20.2%
Advantest Corp.	9,900	1,969,949
Ajinomoto Co., Inc.	39,600	1,430,985
Amada Co. Ltd.	46,000	835,373
Asics Corp.	22,000	592,217
Bandai Namco Holdings, Inc.	39,000	908,020
BayCurrent, Inc.	6,600	245,117
BIPROGY, Inc.	5,700	149,720
Bridgestone Corp.(a)	162,100	3,401,083
Capcom Co. Ltd.	24,100	446,634
Chugai Pharmaceutical Co. Ltd.	83,500	3,870,721
CyberAgent, Inc.	43,300	362,865
Daiichi Sankyo Co. Ltd.	89,900	1,442,880
Daiwa House Industry Co. Ltd.	67,600	1,837,189
Disco Corp.	3,300	1,649,949
Ebara Corp.	25,200	970,012
Food & Life Cos. Ltd.	18,600	558,715
Fujikura Ltd.	62,400	2,395,023
GMO Payment Gateway, Inc.	12,900	736,576
Hachijuni Nagano Bank Ltd.	99,800	1,466,681
Hitachi Ltd.	164,700	4,530,833
Hokuhoku Financial Group, Inc.	21,900	899,581
Horiba Ltd.	4,200	708,334
Hoya Corp.	11,200	1,788,279
Ibiden Co. Ltd.	6,700	981,760
Internet Initiative Japan, Inc.	14,200	279,326
Isuzu Motors Ltd.	134,000	1,773,063
Kakaku.com, Inc.	22,100	460,969
Keyence Corp.	5,200	2,593,521
Kobe Bussan Co. Ltd.	5,100	82,890
Koei Tecmo Holdings Co. Ltd.	39,400	367,151
Koito Manufacturing Co. Ltd.	38,200	599,236
Kokusai Electric Corp.	10,900	728,008
Konami Group Corp.	4,700	510,848
Kuraray Co. Ltd.(a)	48,600	498,784
Lasertec Corp.	6,100	1,865,375
M3, Inc.	27,500	307,107
Mazda Motor Corp.	138,100	924,915
MISUMI Group, Inc.	24,200	594,707
Mitsubishi Heavy Industries Ltd.	74,100	1,671,439
Mitsui Kinzoku Co. Ltd.	4,100	1,073,404
MonotaRO Co. Ltd.	22,900	261,443
Murata Manufacturing Co. Ltd.	145,800	10,222,372
Nintendo Co. Ltd.	48,600	2,037,896
Nippon Steel Corp.	902,300	2,976,299
Nitto Denko Corp.	40,700	793,841
Nomura Research Institute Ltd.	29,800	841,973
Obic Co. Ltd.	25,900	609,234
Olympus Corp.	43,700	456,830
Oracle Corp.	11,200	571,974
Organo Corp.	3,900	391,140
Pan Pacific International Holdings Corp.	115,800	586,392
Panasonic Holdings Corp.	226,500	6,274,130
Persol Holdings Co. Ltd.	354,000	538,868
Recruit Holdings Co. Ltd.	20,800	1,450,017
Ryohin Keikaku Co. Ltd.	19,000	413,727
Sanrio Co. Ltd.(a)	40,200	272,081
Sanwa Holdings Corp.	24,300	566,514
SCREEN Holdings Co. Ltd.	19,300	2,114,361
Sega Sammy Holdings, Inc.	14,600	198,305
Seibu Holdings, Inc.(a)	5,700	111,282
Shin-Etsu Chemical Co. Ltd.	145,800	6,286,826
Socionext, Inc.	16,300	255,896
Sompo Holdings, Inc.	113,500	4,356,333
Subaru Corp.	100,600	1,479,366
Sumitomo Forestry Co. Ltd.	72,800	604,931
TISI, Inc.	9,400	183,171
Toei Animation Co. Ltd.	16,300	244,111
Tokyo Electron Ltd.	32,600	15,475,096
TOTO Ltd.	19,200	1,017,266
Toyo Tire Corp.	19,700	451,879
Toyota Motor Corp.	1,698,600	28,479,834
Trend Micro, Inc.	15,200	559,461
Yamato Holdings Co. Ltd.	22,900	258,484
Zensho Holdings Co. Ltd.	4,300	213,379
ZOZO, Inc.	102,500	724,642
Total Japan		140,788,593
Luxembourg — 0.1%
Eurofins Scientific SE	5,995	469,916
Macau — 0.2%
Sands China Ltd.	674,800	1,122,938
Netherlands — 7.0%
ASM International NV	1,047	1,197,634
ASML Holding NV	10,275	20,221,989
Heineken Holding NV	31,938	2,437,357
ING Groep NV	558,055	17,654,133
Koninklijke KPN NV	618,089	3,049,950
Koninklijke Vopak NV	14,843	774,511
Universal Music Group NV	136,519	2,860,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Quality Dividend Growth Fund (IQDG)
June 30, 2026

Investments	Shares	Value
Wolters Kluwer NV	12,686	$818,600
Total Netherlands		49,015,161
Nigeria — 0.1%
Airtel Africa PLC(b)	218,840	951,531
Norway — 0.5%
Frontline PLC	32,256	1,119,368
Kongsberg Gruppen ASA	50,288	1,515,933
Mowi ASA	55,115	1,018,142
Total Norway		3,653,443
Portugal — 0.6%
Banco Comercial Portugues SA, Class R	2,376,702	2,812,388
Jeronimo Martins SGPS SA	65,617	1,257,334
Total Portugal		4,069,722
Singapore — 1.3%
Singapore Exchange Ltd.	91,300	1,699,721
Singapore Technologies Engineering Ltd.	196,000	1,574,425
Singapore Telecommunications Ltd.	1,591,700	5,426,879
Total Singapore		8,701,025
Spain — 6.8%
Amadeus IT Group SA	31,044	1,812,962
Banco Bilbao Vizcaya Argentaria SA	879,877	22,000,421
Industria de Diseno Textil SA	371,352	23,402,121
Laboratorios Farmaceuticos Rovi SA	4,045	267,536
Total Spain		47,483,040
Sweden — 4.9%
AAK AB(a)	13,426	317,680
AddTech AB, Class B	8,969	316,385
Assa Abloy AB, Class B	53,615	1,896,827
Atlas Copco AB, Class B	68,218	1,210,255
Atlas Copco AB, Class A	223,799	4,535,802
Axfood AB	30,544	812,348
Epiroc AB, Class B	18,300	425,065
Epiroc AB, Class A	51,670	1,419,595
EQT AB	59,904	1,695,954
Indutrade AB	7,340	151,985
Lifco AB, Class B	8,824	289,388
Saab AB, Class B	7,107	369,223
Sandvik AB	106,541	4,402,261
Sectra AB, Class B	9,983	283,456
SKF AB, Class B	39,782	1,022,692
Sweco AB, Class B	12,573	165,117
Tele2 AB, Class B	86,000	1,498,623
Trelleborg AB, Class B	13,663	569,777
Volvo AB, Class B	374,190	12,739,584
Total Sweden		34,122,017
Switzerland — 5.9%
ABB Ltd., Registered Shares	92,033	9,992,252
Accelleron Industries AG	5,247	539,888
Belimo Holding AG, Registered Shares	495	558,421
Bucher Industries AG, Registered Shares	531	209,332
Geberit AG, Registered Shares	2,695	1,803,460
Georg Fischer AG, Registered Shares	2,009	104,354
Huber & Suhner AG, Registered Shares	1,103	304,927
Logitech International SA, Registered Shares	8,545	802,328
Partners Group Holding AG	3,819	3,135,117
Schindler Holding AG, Participation Certificate	1,950	647,865
SFS Group AG	6,034	996,379
SGS SA, Registered Shares	24,135	2,804,106
Sika AG, Registered Shares	10,616	2,194,530
Sonova Holding AG, Registered Shares	3,814	908,287
Straumann Holding AG, Registered Shares	5,180	683,260
Sulzer AG, Registered Shares	3,248	540,360
UBS Group AG, Registered Shares	267,156	13,267,550
VAT Group AG(b)	1,637	1,433,149
Total Switzerland		40,925,565
United Kingdom — 11.8%
AstraZeneca PLC	96,275	18,017,110
BAE Systems PLC	171,351	4,193,726
Bridgepoint Group PLC(b)	142,051	494,721
Centrica PLC	390,264	884,965
Compass Group PLC	103,709	3,349,801
GSK PLC	524,347	13,786,554
Halma PLC	5,123	267,492
Hiscox Ltd.	40,294	987,779
Howden Joinery Group PLC	67,001	744,764
Imperial Brands PLC	165,186	6,114,687
Inchcape PLC	33,590	343,729
International Consolidated Airlines Group SA	297,557	1,885,802
Intertek Group PLC	16,664	1,283,908
Lloyds Banking Group PLC	8,250,884	12,166,538
Next PLC	8,785	1,695,930
RELX PLC	118,922	3,734,474
Rightmove PLC	47,572	276,679
Rolls-Royce Holdings PLC	255,604	4,900,808
RS Group PLC	55,154	425,676
Sage Group PLC	71,746	777,035
Softcat PLC	23,289	565,659
Spirax Group PLC	5,440	493,503
SSE PLC	127,900	4,135,236
Weir Group PLC	6,427	205,067
Total United Kingdom		81,731,643
United States — 5.5%
BP PLC	3,137,974	19,454,124
Experian PLC	39,980	1,349,403
Ferrovial NV	36,760	2,520,822
Holcim AG, Registered Shares*	44,298	4,002,279
InterContinental Hotels Group PLC	6,666	1,148,219
Schneider Electric SE	30,217	9,859,742
Total United States		38,334,589
TOTAL COMMON STOCKS
(Cost: $598,957,577)		690,831,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Quality Dividend Growth Fund (IQDG)
June 30, 2026

Investments	Shares	Value
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)
(Cost: $195,587)	195,587	$195,587
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.6%
United States — 0.6%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)
(Cost: $4,484,425)	4,484,425	4,484,425
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $603,637,589)		695,511,769
Other Liabilities less Assets — (0.0)%		(25,937)
NET ASSETS — 100.0%		$695,485,832

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,726,605 and the total market value of the collateral held by the Fund was $6,036,471. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,552,046.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
EUR	Euro
GBP	British pound
ILS	Israel shekel
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Quality Dividend Growth Fund (IQDG)
June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$41,700,000	$41,700,000	$—	$—	$–	^	$50,665

^	As of June 30, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/1/2026	30,950	ILS	7,838	GBP	$–	$(16)
Citibank NA	7/1/2026	92,448	USD	81,000	EUR	–	(159)
						$–	$(175)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$690,831,757	$–	$–	$690,831,757
Mutual Fund	–	195,587	–	195,587
Investment of Cash Collateral for Securities Loaned	–	4,484,425	–	4,484,425
Total Investments in Securities	$690,831,757	$4,680,012	$–	$695,511,769
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$–	$–	$–
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(175)	$–	$(175)
Total - Net	$690,831,757	$4,679,837	$–	$695,511,594

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International SmallCap Dividend Fund (DLS)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 9.5%
Abacus Group	1,434,757	$959,210
Accent Group Ltd.	888,442	437,014
Acrow Ltd.(a)	867,685	538,013
Adairs Ltd.(a)	306,055	309,571
Amotiv Ltd.	161,596	705,308
AMP Ltd.	1,051,757	1,169,495
Ansell Ltd.	70,592	1,552,281
ARB Corp. Ltd.	37,534	491,987
Aspen Group Ltd.	186,462	673,032
AUB Group Ltd.	71,199	1,412,716
Aussie Broadband Ltd.	157,804	538,980
Austin Engineering Ltd.	2,895,224	280,814
Australian Clinical Labs Ltd.	385,283	597,910
Australian Ethical Investment Ltd.	135,986	394,744
Autosports Group Ltd.	233,024	280,904
Beach Energy Ltd.	3,689,008	2,185,162
Beacon Lighting Group Ltd.	244,470	294,702
Bega Cheese Ltd.	202,185	823,634
Bisalloy Steel Group Ltd.	150,712	464,639
Bravura Solutions Ltd.	289,632	405,327
Breville Group Ltd.(a)	53,032	1,185,251
Cash Converters International Ltd.	2,057,345	427,599
Cedar Woods Properties Ltd.	169,024	812,673
Centuria Capital Group	891,754	1,192,368
Civmec Australia Ltd.	627,390	847,579
Cobram Estate Olives Ltd.	217,992	664,509
Collins Foods Ltd.	95,654	540,093
Corporate Travel Management Ltd.*^	81,192	604,980
Cromwell Property Group	3,836,763	1,156,278
Dalrymple Bay Infrastructure Ltd.	553,358	2,204,357
Data#3 Ltd.	131,895	900,062
Dicker Data Ltd.	184,876	1,611,273
Duratec Ltd.	311,493	552,454
Elders Ltd.	175,505	624,972
EQT Holdings Ltd.	45,986	519,303
EVT Ltd.	124,615	1,111,973
Fiducian Group Ltd.	72,856	429,034
Fleetwood Ltd.	314,207	395,094
G8 Education Ltd.	2,441,094	236,767
GR Engineering Services Ltd.	386,831	1,423,061
GrainCorp Ltd., Class A	240,328	817,511
GWA Group Ltd.	496,078	790,470
Hansen Technologies Ltd.	161,236	495,967
Helia Group Ltd.	362,367	1,390,805
Iluka Resources Ltd.	121,142	593,365
Imdex Ltd.	217,672	618,293
Ingenia Communities Group	225,799	691,436
Inghams Group Ltd.	669,282	955,178
Integral Diagnostics Ltd.	361,047	500,267
IPD Group Ltd.(a)	199,989	786,977
IRESS Ltd.	138,705	593,866
IVE Group Ltd.	488,723	961,588
Jumbo Interactive Ltd.(a)	124,812	562,053
Jupiter Mines Ltd.	3,893,038	728,216
Kelsian Group Ltd.	255,236	790,419
Kogan.com Ltd.	209,028	641,529
Lovisa Holdings Ltd.	73,578	1,204,535
Lycopodium Ltd.	65,566	818,088
Maas Group Holdings Ltd.	182,474	671,279
Macmahon Holdings Ltd.	2,740,405	1,813,118
Mader Group Ltd.	93,164	511,189
Magellan Financial Group Ltd.	199,717	1,340,747
McMillan Shakespeare Ltd.	130,931	1,767,918
Metcash Ltd.	1,011,641	2,067,551
Monadelphous Group Ltd.	93,463	2,006,639
MotorCycle Holdings Ltd.	239,383	424,562
MyState Ltd.	252,018	799,659
nib holdings Ltd.	390,528	1,910,138
Nick Scali Ltd.	67,008	757,626
Nine Entertainment Co. Holdings Ltd.	1,995,015	1,223,200
NRW Holdings Ltd.	366,632	1,889,780
Objective Corp. Ltd.	49,588	353,852
oOh!media Ltd.	653,022	656,000
Orora Ltd.	1,331,930	1,278,024
Perenti Ltd.	769,358	1,199,275
Perpetual Ltd.	123,484	1,326,021
Peter Warren Automotive Holdings Ltd.	373,986	243,552
Pinnacle Investment Management Group Ltd.	158,754	1,881,839
Praemium Ltd.	894,461	418,286
Premier Investments Ltd.	102,798	1,064,004
Propel Funeral Partners Ltd.	176,948	383,705
Redox Ltd.	500,715	1,377,175
Regal Partners Ltd.	448,378	894,632
Regis Healthcare Ltd.	221,484	995,852
Regis Resources Ltd.	219,013	914,945
Ricegrowers Ltd.(a)	84,128	813,643
Ridley Corp. Ltd.	352,909	647,913
Servcorp Ltd.	155,509	706,752
Service Stream Ltd.	636,240	1,168,086
Shape Australia Pty Ltd.(a)	171,678	832,570
Shaver Shop Group Ltd.	432,593	407,593
SmartGroup Corp. Ltd.	216,205	1,915,773
Southern Cross Electrical Engineering Ltd.	396,791	1,335,998
SRG Global Ltd.	686,624	1,893,259
Super Retail Group Ltd.	184,194	1,681,895
Supply Network Ltd.(a)	29,199	645,914
Tabcorp Holdings Ltd.	1,523,205	881,156
Tasmea Ltd.(a)	251,993	1,656,771
Universal Store Holdings Ltd.(a)	136,382	735,097
Ventia Services Group Pty. Ltd.	924,193	3,963,339
Vulcan Steel Ltd.	85,835	303,279
Waypoint REIT Ltd.	1,134,757	1,910,368
Westgold Resources Ltd.	203,742	663,417
Total Australia		98,229,077
Austria — 0.6%
CA Immobilien Anlagen AG	87,207	2,273,246
Kontron AG^	37,389	992,582
Palfinger AG	24,503	892,255
Porr AG	28,115	1,422,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
June 30, 2026

Investments	Shares	Value
SBO AG	28,313	$932,263
Total Austria		6,512,713
Belgium — 1.6%
Barco NV	85,366	818,855
Bekaert SA	53,121	2,371,633
Deceuninck NV	233,267	582,727
EVS(a)	12,982	405,938
Fagron	37,172	1,024,220
Ion Beam Applications	35,455	685,054
Kinepolis Group NV(a)	12,901	522,877
Montea NV	24,583	1,880,274
Proximus SADP	501,067	3,351,289
Retail Estates NV^	25,200	1,979,327
Tessenderlo Group SA	41,052	907,718
VGP NV	18,140	1,746,263
Total Belgium		16,276,175
Brazil — 0.1%
Pluxee NV	76,929	1,008,820
China — 0.3%
Health & Happiness H&H International Holdings Ltd.	381,500	495,237
KLN Logistics Group Ltd.(a)	1,409,000	986,401
Morimatsu International Holdings Co. Ltd.(a)	555,000	542,824
VSTECS Holdings Ltd.	880,000	990,863
Total China		3,015,325
Denmark — 0.4%
Cementir Holding NV(a)	72,437	1,204,991
Chemometec AS	7,560	418,818
D/S Norden AS	26,519	1,114,625
Matas AS(a)	26,532	356,303
Per Aarsleff Holding AS	8,969	1,011,036
Total Denmark		4,105,773
Finland — 1.5%
Aktia Bank OYJ	100,711	1,298,812
F-Secure OYJ	291,387	686,274
Harvia OYJ(a)	12,555	597,132
Kalmar OYJ, Class B	47,530	2,087,783
Marimekko OYJ	42,873	516,636
Nokian Renkaat OYJ(a)	113,547	1,553,925
Oma Saastopankki OYJ	44,260	582,941
Outokumpu OYJ	547,312	3,150,610
Pihlajalinna OYJ	26,722	320,788
Puuilo OYJ	92,968	1,908,974
Raisio OYJ, Class V	206,023	601,820
Sanoma OYJ	53,254	515,090
Talenom OYJ	69,280	90,455
Terveystalo OYJ(a)(b)	130,976	1,147,046
Total Finland		15,058,286
France — 3.1%
ABC arbitrage	110,969	657,191
Bonduelle SCA(a)	45,856	398,447
Catana Group(a)	70,937	180,047
Cie des Alpes	58,427	1,472,931
Derichebourg SA	106,222	1,157,965
Etablissements Maurel & Prom SA	298,875	2,661,873
Exosens SAS	7,744	505,547
GL Events SACA	31,902	1,223,688
Interparfums SA	69,299	2,009,261
IPSOS SA	44,684	1,779,879
Kaufman & Broad SA	36,489	1,003,315
Lectra	24,509	480,843
LISI SA	15,762	1,183,960
Louis Hachette Group	264,387	528,072
Mersen SA	25,269	1,203,559
Opmobility	188,471	2,939,132
Planisware SA(a)	33,852	703,620
Pullup Entertainment(a)	23,911	218,426
Quadient SA	51,366	692,976
Societe BIC SA	47,583	3,100,894
Television Francaise 1 SA(a)	278,034	2,117,056
Valeo SE	206,588	3,026,802
Vicat SACA	43,629	3,167,446
Total France		32,412,930
Germany — 2.7%
AIXTRON SE	44,357	2,668,537
Alzchem Group AG	4,278	849,084
Borussia Dortmund GmbH & Co. KGaA(a)	102,089	350,155
Cancom SE	35,803	951,706
Dermapharm Holding SE	32,234	1,737,625
Deutz AG	76,966	769,518
Eckert & Ziegler SE	26,073	455,187
Elmos Semiconductor SE	9,703	2,001,257
Friedrich Vorwerk Group SE	4,545	350,231
Indus Holding AG	34,699	1,025,505
MLP SE	125,508	1,048,936
Mutares SE & Co. KGaA	32,587	1,013,383
Nagarro SE	10,906	931,422
PNE AG	23,443	294,290
ProCredit Holding AG	90,838	847,458
ProSiebenSat.1 Media SE	81,253	312,132
SAF-Holland SE	64,514	1,493,617
Salzgitter AG	14,711	761,232
Sirius Real Estate Ltd.	1,672,322	2,146,342
Softwareone Holding AG^(a)	169,817	1,642,066
Stroeer SE & Co. KGaA	60,713	2,366,989
SUSS MicroTec SE	10,867	1,156,076
TAG Immobilien AG	91,634	1,478,236
Vossloh AG	8,530	612,935
Wacker Neuson SE	48,507	1,037,066
Total Germany		28,300,985
Hong Kong — 2.9%
Cafe de Coral Holdings Ltd.	1,084,000	711,880
Crystal International Group Ltd.(b)	2,896,000	2,090,188
Dah Sing Banking Group Ltd.	2,601,200	3,837,757
Dah Sing Financial Holdings Ltd.	597,829	2,875,538
Dream International Ltd.	1,207,000	988,127
Hang Lung Group Ltd.	1,546,000	2,480,050
Hutchison Telecommunications Hong Kong Holdings Ltd.	7,946,000	1,114,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
June 30, 2026

Investments	Shares	Value
Hysan Development Co. Ltd.	1,356,000	$2,856,539
Luk Fook Holdings International Ltd.	552,000	1,558,429
Man Wah Holdings Ltd.	4,606,000	1,756,166
Nissin Foods Co. Ltd.(a)	634,000	533,585
Pacific Basin Shipping Ltd.	3,359,000	1,156,496
SmarTone Telecommunications Holdings Ltd.	1,756,500	1,039,289
SUNeVision Holdings Ltd.(a)	1,129,000	626,258
Swire Pacific Ltd., Class B	1,887,500	2,998,993
Vitasoy International Holdings Ltd.	498,000	411,505
VTech Holdings Ltd.(a)	386,100	2,533,119
Total Hong Kong		29,568,500
Indonesia — 0.7%
Bumitama Agri Ltd.	2,113,700	2,680,017
First Resources Ltd.	1,927,400	4,634,284
Total Indonesia		7,314,301
Ireland — 0.5%
C&C Group PLC	405,557	505,979
Cairn Homes PLC	597,429	1,687,110
Cosmo NV(a)	11,988	988,287
Greencore Group PLC	173,194	457,215
Origin Enterprises PLC	143,165	680,911
Uniphar PLC	99,989	508,713
Total Ireland		4,828,215
Israel — 6.5%
Ackerstein Group Ltd.(a)	187,052	522,712
Altshuler Shaham Finance Ltd.(a)	286,600	660,745
Aryt Industries Ltd.(a)	33,485	309,063
Ashdod Refinery Ltd.^†	1	19
Ashot -Ashkelon Industries Ltd.(a)	20,740	581,315
Ashtrom Group Ltd.(a)	24,504	513,354
Atreyu Capital Markets Ltd.	27,607	617,659
AudioCodes Ltd.(a)	49,548	476,780
Aura Investments Ltd.(a)	72,485	447,884
Automatic Bank Services Ltd.(a)	89,039	694,214
Ayalon Holdings Ltd.(a)	54,194	2,260,925
Azorim-Investment Development & Construction Co. Ltd.(a)	70,904	395,993
Carasso Real Estate Ltd.^(a)	52,230	583,576
Danya Cebus Ltd.	24,503	1,004,151
Delta Galil Ltd.(a)	15,001	821,683
Delta Israel Brands Ltd.(a)	22,753	950,762
Elco Ltd.(a)	8,838	435,456
Electra Consumer Products 1970 Ltd.	13,647	346,368
Energean PLC(a)	337,324	3,060,119
Energix-Renewable Energies Ltd.	277,732	2,435,730
FIBI Holdings Ltd.	48,851	4,374,447
G City Ltd.	204,191	763,459
Gav-Yam Lands Corp. Ltd.(a)	123,543	1,518,450
Hilan Ltd.(a)	9,923	639,119
IDI Insurance Co. Ltd.(a)	23,463	1,813,599
Inrom Construction Industries Ltd.(a)	78,734	634,481
Israel Canada TR Ltd.(a)	100,136	591,180
Isramco Negev 2 LP	1,517,972	952,729
Land Development Nimrodi Group Ltd.(a)	49,891	582,560
Lapidoth Capital Ltd.	46,412	1,176,092
Libra Insurance Co. Ltd.(a)	85,287	567,922
Matrix IT Ltd.	68,540	1,738,661
Max Stock Ltd.	103,255	1,249,339
Maytronics Ltd.^†	0	0	‡
Mediterranean Towers Ltd.	224,118	1,193,009
Mega Or Holdings Ltd.	15,832	3,188,239
Meitav Investment House Ltd.	33,429	1,450,727
Meitav Trade Investments Ltd.(a)	69,332	588,965
Mivne Real Estate KD Ltd.	225,291	982,995
More Provident Funds & Pension Ltd.(a)	143,109	816,544
Neto Malinda Trading Ltd.	31,825	1,465,502
One Software Technologies Ltd.(a)	51,305	978,247
Palram Industries 1990 Ltd.(a)	53,994	775,265
Partner Communications Co. Ltd.	149,980	1,830,295
Paz Retail & Energy Ltd.†	1	151
PCB Technologies Ltd.^(a)	154,071	610,192
Plus500 Ltd.	103,758	6,590,931
Prashkovsky Investments & Construction Ltd.(a)	9,232	469,432
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	15,237	1,866,621
Ratio Energies Finance LP(a)	1,040,232	1,501,283
REIT Azorim HF Living Ltd.^†	0	1	‡
Retailors Ltd.^(a)	40,086	329,627
Shufersal Ltd.	228,547	3,268,519
Sisram Medical Ltd.(b)	736,000	213,046
Tamar Petroleum Ltd.(a)(b)	56,962	459,030
Tel Aviv Stock Exchange Ltd.	24,418	1,012,141
Tiv Taam Holdings 1 Ltd.	137,500	533,026
Wesure Global Tech Ltd.	149,081	669,988
YD More Investments Ltd.	80,406	1,187,422
YH Dimri Construction & Development Ltd.	6,699	806,502
Total Israel		66,508,246
Italy — 2.7%
Alerion Cleanpower SpA	56,839	1,400,406
Arnoldo Mondadori Editore SpA	423,502	975,643
Ascopiave SpA	255,481	858,749
Banco di Desio e della Brianza SpA	165,380	2,510,969
BasicNet SpA(a)	57,579	462,785
Carel Industries SpA(b)	29,293	1,063,329
Datalogic SpA	87,331	581,101
El.En. SpA	43,501	848,971
Enav SpA(b)	627,263	3,725,594
Equita Group SpA	106,863	712,289
Esprinet SpA	105,407	809,237
Ferretti SpA(a)	270,675	921,580
Fiera Milano SpA	108,437	1,046,358
Fila SpA	58,544	615,787
FNM SpA(a)	868,110	455,562
Garofalo Health Care SpA	79,355	482,665
Gas Plus SpA	74,604	482,768
GPI SpA(a)	34,520	581,739
Immobiliare Grande Distribuzione SIIQ SpA	135,893	654,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
June 30, 2026

Investments	Shares	Value
Industrie De Nora SpA	41,957	$319,237
Moltiply Group SpA	7,699	298,837
Orsero SpA	31,265	548,333
OVS SpA(b)	213,454	1,475,234
RAI Way SpA(b)	385,961	2,232,822
Revo Insurance SpA(a)	17,669	531,286
Sanlorenzo SpA(a)	24,902	1,019,242
Sesa SpA	6,494	666,357
Sogefi SpA^	278,594	656,144
Wiit SpA	20,764	819,012
Total Italy		27,756,906
Japan — 28.3%
ADEKA Corp.	77,501	2,000,887
Ai Holdings Corp.	33,100	545,811
Aica Kogyo Co. Ltd.	53,200	1,209,173
Aichi Financial Group, Inc.	58,900	501,932
Aichi Steel Corp.	24,400	450,392
Aisan Industry Co. Ltd.	26,300	306,975
Alfresa Holdings Corp.	86,600	1,158,397
Alinco, Inc.	7,400	47,899
Alps Alpine Co. Ltd.	110,500	1,390,386
Amano Corp.	50,500	1,131,026
and ST HD Co. Ltd.	18,800	400,812
Anritsu Corp.	59,200	1,601,250
Anycolor, Inc.	11,000	151,607
AOKI Holdings, Inc.	97,100	979,812
Aoyama Trading Co. Ltd.(a)	137,700	582,911
Aozora Bank Ltd.	78,500	1,310,869
Arcs Co. Ltd.	25,900	541,028
ARE Holdings, Inc.	37,400	673,557
Ariake Japan Co. Ltd.	8,200	253,278
Artience Co. Ltd.	20,900	554,890
As One Corp.	22,000	306,599
Asahi Kogyosha Co. Ltd.	13,800	380,397
Asanuma Corp.	107,100	553,539
Autobacs Seven Co. Ltd.	27,403	245,830
Awa Bank Ltd.	5,100	227,190
Bando Chemical Industries Ltd.	36,900	500,174
Bank of Nagoya Ltd.	27,600	1,010,429
Bic Camera, Inc.(a)	64,500	656,013
Bunka Shutter Co. Ltd.	37,500	442,547
C Uyemura & Co. Ltd.	5,800	979,246
Calbee, Inc.	36,500	663,412
Casio Computer Co. Ltd.	131,200	1,548,729
Central Glass Co. Ltd.	12,500	339,948
Chori Co. Ltd.	21,800	515,742
Chugin Financial Group, Inc.	143,700	2,722,365
Chugoku Electric Power Co., Inc.	202,700	1,108,380
Chugoku Marine Paints Ltd.	34,800	708,740
Citizen Watch Co. Ltd.	158,900	2,366,024
CKD Corp.	17,200	790,549
Computer Engineering & Consulting Ltd.	13,800	178,566
Create Restaurants Holdings, Inc.(a)	86,800	393,077
Create SD Holdings Co. Ltd.	22,100	441,932
Daicel Corp.	185,100	1,561,434
Dai-Dan Co. Ltd.	89,400	1,579,799
Daido Steel Co. Ltd.	101,255	1,717,955
Daiei Kankyo Co. Ltd.	16,200	377,277
Daihen Corp.	4,800	533,087
Daiichi Jitsugyo Co. Ltd.	6,000	112,598
Daiichikosho Co. Ltd.	40,000	421,351
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	49,400	318,847
Daio Paper Corp.	36,900	208,652
Daishi Hokuetsu Financial Group, Inc.	233,640	3,062,010
Daiwabo Holdings Co. Ltd.	41,800	887,052
DCM Holdings Co. Ltd.	53,500	502,000
Dentsu Soken, Inc.	46,800	616,513
Dexerials Corp.	63,600	1,664,694
DIC Corp.	36,900	1,092,526
Dip Corp.(a)	26,500	303,929
DMG Mori Co. Ltd.(a)	66,700	1,427,366
Dowa Holdings Co. Ltd.	21,400	1,141,070
DTS Corp.	98,800	607,906
Eagle Industry Co. Ltd.	26,900	471,712
EDION Corp.	38,200	529,782
Eiken Chemical Co. Ltd.	9,700	151,953
Elecom Co. Ltd.	42,300	465,879
EM Systems Co. Ltd.(a)	71,000	214,059
ES-Con Japan Ltd.(a)	85,900	569,760
Exedy Corp.	66,300	2,366,036
EXEO Group, Inc.	146,600	2,491,366
Ezaki Glico Co. Ltd.	13,800	453,844
Feed One Co. Ltd.	28,000	211,389
Ferrotec Corp.	24,900	1,460,065
First Bank of Toyama Ltd.	27,300	426,654
FP Corp.	19,300	308,159
France Bed Holdings Co. Ltd.	29,700	224,954
Fuji Oil Co. Ltd.	12,500	304,415
Fuji Seal International, Inc.	34,200	595,725
Fujimi, Inc.	31,623	890,172
Funai Soken Holdings, Inc.	58,600	384,357
Furuno Electric Co. Ltd.	9,300	325,593
Furyu Corp.	21,300	178,761
Futaba Industrial Co. Ltd.	38,600	223,252
Future Corp.	29,500	278,074
Glory Ltd.	23,177	557,446
GMO Financial Holdings, Inc.	118,700	718,664
Goldwin, Inc.	42,200	564,484
GS Yuasa Corp.	31,000	1,233,324
Gunze Ltd.	13,900	330,555
H2O Retailing Corp.	32,100	563,787
Hakuhodo DY Holdings, Inc.	167,100	1,178,773
Hakuto Co. Ltd.	25,600	717,477
Hanwa Co. Ltd.	114,500	1,193,435
Happinet Corp.(a)	15,800	292,620
Harmonic Drive Systems, Inc.	7,400	354,690
Hazama Ando Corp.	207,200	2,287,774
Heiwa Real Estate Co. Ltd.	34,400	509,677
Heiwado Co. Ltd.	17,800	276,871
Hirogin Holdings, Inc.	160,200	2,067,987
Hokkaido Electric Power Co., Inc.(a)	53,400	304,645
Hokkaido Gas Co. Ltd.	81,200	376,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
June 30, 2026

Investments	Shares	Value
Hokuetsu Corp.	48,100	$259,552
Hokuriku Electric Power Co.	46,700	249,728
House Foods Group, Inc.	20,500	472,626
HU Group Holdings, Inc.	23,600	478,462
Hyakugo Bank Ltd.	80,600	981,433
Hyakujushi Bank Ltd.	47,500	746,731
Ichigo, Inc.	147,000	397,970
Iino Kaiun Kaisha Ltd.	69,100	592,680
Inaba Denki Sangyo Co. Ltd.	86,200	1,443,694
Inabata & Co. Ltd.	37,000	883,310
INFRONEER Holdings, Inc.	152,100	2,504,819
Ishihara Sangyo Kaisha Ltd.	40,100	701,950
Ito En Ltd.	14,900	269,671
Itochu Enex Co. Ltd.	81,901	1,005,338
Itoham Yonekyu Holdings, Inc.(a)	20,000	578,373
IwaiCosmo Holdings, Inc.	14,100	345,722
Iwatani Corp.	111,600	1,303,974
Izumi Co. Ltd.	63,000	372,515
JAC Recruitment Co. Ltd.	95,500	501,812
Japan Airport Terminal Co. Ltd.	28,000	869,503
Japan Elevator Service Holdings Co. Ltd.	28,600	306,017
Japan Investment Adviser Co. Ltd.	25,700	321,477
Japan Lifeline Co. Ltd.	36,200	288,442
Japan Securities Finance Co. Ltd.	36,900	530,597
Japan Transcity Corp.	36,900	255,195
Jeol Ltd.	12,500	572,989
JMDC, Inc.(a)	9,800	173,479
Juroku Financial Group, Inc.	113,800	1,632,866
Justsystems Corp.	12,500	281,495
Kaga Electronics Co. Ltd.	30,400	786,537
Kamei Corp.	16,100	337,305
Kanamoto Co. Ltd.	12,500	408,399
Kaneka Corp.	33,500	1,174,278
Kanematsu Corp.	124,400	1,577,915
Kansai Paint Co. Ltd.(a)	88,600	1,443,822
Katitas Co. Ltd.	38,500	782,910
Kato Sangyo Co. Ltd.	12,700	465,725
Keihan Holdings Co. Ltd.	18,000	352,413
Keikyu Corp.(a)	85,800	777,360
Keio Corp.	235,500	1,083,568
KH Neochem Co. Ltd.	12,000	218,994
Ki-Star Real Estate Co. Ltd.	13,300	302,375
Kitz Corp.	58,500	908,860
Kiyo Bank Ltd.	70,300	1,918,354
Koatsu Gas Kogyo Co. Ltd.	25,600	172,321
Kojima Co. Ltd.	20,400	162,673
Kokuyo Co. Ltd.	185,200	907,625
Konica Minolta, Inc.	88,000	297,421
Konoike Transport Co. Ltd.	41,600	692,885
Kotobuki Spirits Co. Ltd.(a)	22,600	346,109
K's Holdings Corp.	68,200	799,601
Kumagai Gumi Co. Ltd.	81,700	718,347
Kurabo Industries Ltd.	11,995	736,564
Kureha Corp.	23,800	564,522
Kurimoto Ltd.(a)	47,000	397,920
Kusuri no Aoki Holdings Co. Ltd.	16,300	361,654
KYB Corp.	39,400	935,758
Kyokuto Kaihatsu Kogyo Co. Ltd.	35,600	463,934
Kyorin Pharmaceutical Co. Ltd.	5,990	42,605
Kyushu Financial Group, Inc.	202,100	1,786,911
LA Holdings Co. Ltd.(a)	22,200	379,596
LEC, Inc.	28,400	161,637
Leopalace21 Corp.	85,800	344,203
Life Corp.	51,900	842,088
Lintec Corp.	45,630	1,990,566
Lion Corp.	67,200	708,903
Mabuchi Motor Co. Ltd.(a)	109,200	1,054,542
Macnica Holdings, Inc.	98,200	1,899,651
Marubun Corp.	5,300	53,970
Maruzen Showa Unyu Co. Ltd.	7,700	348,223
Matsui Securities Co. Ltd.	224,140	1,325,326
Max Co. Ltd.	96,200	1,006,245
Megmilk Snow Brand Co. Ltd.	22,200	496,521
Meidensha Corp.	20,500	1,232,333
Meiko Electronics Co. Ltd.	4,400	839,255
MEITEC Group Holdings, Inc.	80,400	1,537,012
Mirait One Corp.	35,900	851,307
Mitsubishi Logistics Corp.	168,800	1,603,094
Mitsubishi Materials Corp.	65,600	1,741,664
Mitsuboshi Belting Ltd.	31,400	763,144
Mitsui DM Sugar Co. Ltd.	18,700	369,915
Mitsui E&S Co. Ltd.	12,700	320,303
Mitsui-Soko Holdings Co. Ltd.	15,100	314,403
Miura Co. Ltd.	39,900	771,854
Mizuno Corp.	18,800	387,510
Monex Group, Inc.	113,100	434,237
Morinaga & Co. Ltd.	36,000	575,690
Morinaga Milk Industry Co. Ltd.	122,400	954,573
MTG Co. Ltd.	4,700	215,733
Musashino Bank Ltd.	54,200	838,053
Nabtesco Corp.	36,400	1,151,407
Nagase & Co. Ltd.	190,400	1,364,812
Nagoya Railroad Co. Ltd.(a)	49,800	565,488
Nakanishi, Inc.	27,300	502,243
NANKAI Co. Ltd.	24,300	425,147
Nanto Bank Ltd.	65,900	714,854
Nichias Corp.	103,400	2,513,029
Nichicon Corp.	16,500	421,320
Nichirei Corp.	89,300	1,192,864
Nifco, Inc.	41,600	1,237,314
Nihon Kohden Corp.	34,900	306,643
Nihon M&A Center Holdings, Inc.	238,500	934,336
Nihon Nohyaku Co. Ltd.	22,500	138,579
Nikkon Holdings Co. Ltd.	33,200	1,204,821
Nippn Corp.	37,000	638,806
Nippon Denko Co. Ltd.	86,200	230,185
Nippon Densetsu Kogyo Co. Ltd.	22,600	608,368
Nippon Electric Glass Co. Ltd.	40,200	1,619,378
Nippon Gas Co. Ltd.	96,100	1,697,013
Nippon Kayaku Co. Ltd.	115,599	1,417,559
Nippon Light Metal Holdings Co. Ltd.	8,200	137,285
Nippon Shinyaku Co. Ltd.	28,500	704,236
Nippon Shokubai Co. Ltd.	147,600	1,892,168
Nippon Soda Co. Ltd.	37,900	824,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
June 30, 2026

Investments	Shares	Value
Nishimatsu Construction Co. Ltd.	24,700	$806,692
Nishi-Nippon Financial Holdings, Inc.	83,800	2,133,091
Nishi-Nippon Railroad Co. Ltd.	12,500	224,235
Nissei ASB Machine Co. Ltd.	7,100	395,791
Nisshin Oillio Group Ltd.	53,400	604,888
Nisshinbo Holdings, Inc.	52,100	793,401
Nissui Corp.	142,000	1,121,846
Nitto Boseki Co. Ltd.(a)	14,000	371,697
Nitto Kogyo Corp.	41,200	1,207,925
Noevir Holdings Co. Ltd.	19,800	534,822
Nohmi Bosai Ltd.	35,400	890,854
Nojima Corp.	61,900	504,645
Nomura Co. Ltd.	69,200	461,120
Nomura Micro Science Co. Ltd.	7,300	220,988
Noritake Co. Ltd.	31,100	780,729
North Pacific Bank Ltd.	151,900	1,041,173
NPR-RIKEN Corp.	21,500	511,952
NS United Kaiun Kaisha Ltd.(a)	13,700	542,015
NSD Co. Ltd.	43,000	652,177
NSK Ltd.	364,300	2,546,345
NTN Corp.	179,200	438,394
Ogaki Kyoritsu Bank Ltd.	24,400	1,089,949
Ohsho Food Service Corp.(a)	18,700	327,919
Okamura Corp.	61,600	866,437
Okasan Securities Group, Inc.	145,800	860,312
Okinawa Cellular Telephone Co.	61,400	1,386,482
Okinawa Financial Group, Inc.	5,500	214,890
OKUMA Corp.	26,000	739,886
Okumura Corp.	25,200	871,398
Onward Holdings Co. Ltd.	213,600	952,838
Open Up Group, Inc.	39,700	468,266
Osaka Soda Co. Ltd.	20,700	239,956
OSG Corp.	36,500	815,678
PAL GROUP Holdings Co. Ltd.	54,000	489,082
PALTAC Corp.	14,900	608,743
Park24 Co. Ltd.	28,700	355,472
Penta-Ocean Construction Co. Ltd.	88,100	920,707
Pigeon Corp.	66,100	842,086
Pola Orbis Holdings, Inc.(a)	131,500	1,023,924
Prima Meat Packers Ltd.	27,800	403,679
PS Construction Co. Ltd.	37,500	508,999
Raito Kogyo Co. Ltd.	29,000	726,227
Raiznext Corp.	30,500	422,430
Relo Group, Inc.	52,900	649,675
Rengo Co. Ltd.	103,500	902,700
Resorttrust, Inc.	91,800	982,533
Rigaku Holdings Corp.(a)	22,600	347,639
Riken Vitamin Co. Ltd.	27,700	521,532
Roland Corp.	5,500	139,763
Rorze Corp.(a)	21,200	631,337
Round One Corp.	48,600	347,474
Ryobi Ltd.	8,500	135,718
Ryoyo Ryosan Holdings, Inc.	39,100	645,712
Saizeriya Co. Ltd.	12,000	400,185
Sakai Moving Service Co. Ltd.	22,800	408,092
Sakata INX Corp.	44,700	651,832
San ju San Financial Group, Inc.	51,400	543,966
San-A Co. Ltd.	22,500	445,085
San-Ai Obbli Co. Ltd.	52,200	671,269
Sangetsu Corp.	47,500	867,144
San-In Godo Bank Ltd.	93,000	1,304,089
Sanki Engineering Co. Ltd.	158,700	2,892,290
Sankyu, Inc.	38,800	2,059,545
Sanyo Denki Co. Ltd.	6,600	264,772
Scroll Corp.	80,000	801,354
Seika Corp.	23,800	399,632
Seiko Group Corp.	24,700	1,224,932
Seino Holdings Co. Ltd.	140,100	2,267,116
Seiren Co. Ltd.	24,700	498,483
Senko Group Holdings Co. Ltd.	88,800	1,069,807
Senshu Ikeda Holdings, Inc.	89,900	540,976
Seria Co. Ltd.	16,600	371,272
Seven Bank Ltd.	674,300	1,167,501
Shibaura Mechatronics Corp.	20,800	591,269
Shiga Bank Ltd.	57,100	915,216
Shikoku Electric Power Co., Inc.	88,200	797,748
Shin Nippon Air Technologies Co. Ltd.(a)	24,400	562,990
Shinagawa Refra Co. Ltd.(a)	34,500	408,629
Shin-Etsu Polymer Co. Ltd.	48,800	720,928
Ship Healthcare Holdings, Inc.	17,100	227,895
SHO-BOND Holdings Co. Ltd.	127,200	977,528
Sinfonia Technology Co. Ltd.	5,100	499,880
SKY Perfect JSAT Corp.	100,900	1,661,955
Sotetsu Holdings, Inc.(a)	32,600	498,453
Starts Corp., Inc.	37,000	1,032,426
Sumitomo Heavy Industries Ltd.	69,200	2,153,599
Sun Frontier Fudousan Co. Ltd.	35,800	535,045
Sun-Wa Technos Corp.	3,700	82,981
Suruga Bank Ltd.	83,100	1,243,496
Suzuken Co. Ltd.	16,500	501,117
SWCC Corp.	6,400	530,429
Systena Corp.	214,200	521,909
Tachi-S Co. Ltd.	37,000	483,316
Taiheiyo Cement Corp.	42,000	1,026,193
Taikisha Ltd.	25,900	791,223
Taiyo Yuden Co. Ltd.	47,700	5,913,890
Takara Holdings, Inc.	38,800	534,880
Takara Standard Co. Ltd.	58,400	1,113,921
Takasago International Corp.	68,900	474,383
Takeuchi Manufacturing Co. Ltd.	28,900	1,257,179
Takuma Co. Ltd.	36,800	819,665
Tamron Co. Ltd.	84,200	598,376
Tanseisha Co. Ltd.	33,800	283,460
Tayca Corp.(a)	21,700	315,102
Teijin Ltd.	108,400	1,084,500
Teikoku Corp.	12,500	239,963
TKC Corp.	23,300	489,583
Toa Corp.	107,200	1,366,013
TOA Road Corp.(a)	55,600	528,546
Toagosei Co. Ltd.	68,700	735,717
Tocalo Co. Ltd.	52,700	1,052,217
Toda Corp.	134,900	1,351,698
Toenec Corp.	63,900	883,060
Toho Gas Co. Ltd.	84,100	628,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
June 30, 2026

Investments	Shares	Value
Toho Holdings Co. Ltd.	12,500	$300,338
Tokai Carbon Co. Ltd.	72,600	765,868
TOKAI Holdings Corp.	82,800	585,370
Tokai Rika Co. Ltd.	41,822	761,172
Tokai Tokyo Financial Holdings, Inc.	157,500	730,688
Tokuyama Corp.	47,400	1,425,864
Tokyo Kiraboshi Financial Group, Inc.	128,800	1,426,488
Tokyo Seimitsu Co. Ltd.	14,100	1,746,396
Tokyu Construction Co. Ltd.	49,900	359,839
Tomoku Co. Ltd.	12,400	295,265
TOMONY Holdings, Inc.	120,800	652,591
Tomy Co. Ltd.(a)	26,200	513,602
Topy Industries Ltd.(a)	11,400	190,088
Toridoll Holdings Corp.(a)	14,800	350,137
Tosei Corp.	50,000	521,151
Totech Corp.	33,000	840,609
Totetsu Kogyo Co. Ltd.	23,100	599,086
Toyota Boshoku Corp.	111,500	1,458,539
Transcosmos, Inc.	15,200	336,219
Trial Holdings, Inc.(a)	18,000	331,371
Tsubakimoto Chain Co.	76,900	1,208,445
Tsumura & Co.	41,601	951,940
UACJ Corp.	58,000	910,371
UBE Corp.(a)	78,000	1,526,165
Uchida Yoko Co. Ltd.	24,000	293,419
Ulvac, Inc.(a)	14,300	910,220
Umios Corp.	72,600	584,284
U-Next Holdings Co. Ltd.(a)	24,400	247,415
UT Group Co. Ltd.	597,000	635,478
Valor Holdings Co. Ltd.	34,600	829,208
Wacoal Holdings Corp.	13,500	365,482
Wakita & Co. Ltd.	39,000	414,896
Wellneo Sugar Co. Ltd.(a)	35,200	560,081
Xebio Holdings Co. Ltd.	44,000	284,805
Yahagi Construction Co. Ltd.	22,200	248,465
YAMABIKO Corp.	26,100	606,230
Yamagata Bank Ltd.	16,700	362,206
Yamaguchi Financial Group, Inc.	119,500	2,098,465
Yamanashi Chuo Bank Ltd.(a)	12,000	456,299
Yamazen Corp.	46,000	475,779
Yellow Hat Ltd.	24,400	264,230
Yokogawa Bridge Holdings Corp.	36,900	644,799
Yokorei Co. Ltd.	15,400	197,469
Yonex Co. Ltd.	12,000	170,632
Yuasa Co. Ltd.	14,600	475,213
Yurtec Corp.	46,100	684,444
Zeon Corp.	133,300	1,931,527
Total Japan		291,152,404
Jersey — 0.1%
JTC PLC(b)	46,736	821,281
Luxembourg — 0.4%
APERAM SA	88,793	4,320,565
Malaysia — 0.1%
Frencken Group Ltd.	406,900	943,755
Netherlands — 1.9%
Acomo NV	46,497	1,198,759
AMG Critical Materials NV	15,797	591,308
Brunel International NV(a)	91,476	689,212
Corbion NV	53,148	1,223,789
Eurocommercial Properties NV	71,236	2,223,425
ForFarmers NV	155,241	1,103,969
Havas NV	112,689	2,196,677
Kendrion NV	35,589	798,316
Koninklijke BAM Groep NV	171,062	2,399,708
Koninklijke Heijmans NV	23,362	3,044,914
PostNL NV(a)	861,230	905,380
Sligro Food Group NV(a)	51,372	663,690
Wereldhave NV	98,853	2,249,071
Total Netherlands		19,288,218
Norway — 5.7%
AF Gruppen ASA	57,769	1,129,051
Austevoll Seafood ASA	263,927	2,067,035
Borregaard ASA	53,173	800,645
Bouvet ASA	158,702	688,823
BW Offshore Ltd.	243,212	1,076,518
Deep Value Driller AS	296,989	615,257
DOF Group ASA	409,147	4,701,128
Elmera Group ASA(b)	276,958	1,301,455
Elopak ASA	223,492	793,870
Europris ASA(b)	143,083	1,276,765
Hoegh Autoliners ASA	502,963	7,364,897
Kid ASA(b)	62,646	755,892
Kitron ASA	83,412	899,405
Klaveness Combination Carriers ASA(b)	118,617	1,045,263
Leroy Seafood Group ASA	579,413	2,242,587
Moreld AS^	340,198	649,764
Multiconsult ASA(b)	45,540	667,303
NORBIT ASA	47,539	812,854
Norconsult Norge AS	357,844	1,301,843
Norwegian Air Shuttle ASA	1,687,494	2,513,634
Odfjell Drilling Ltd.	482,728	4,087,980
Odfjell SE, Class A	134,543	1,416,743
Pareto Bank ASA	100,390	689,861
Pexip Holding ASA^	150,504	1,195,454
Reach Subsea ASA^	763,389	376,468
SpareBank 1 Nord Norge	203,563	3,147,404
SpareBank 1 Oestlandet	74,758	1,429,963
SpareBank 1 SMN	188,768	3,586,316
Sparebanken Norge	150,074	2,818,428
Stolt-Nielsen Ltd.	87,506	2,577,737
Veidekke ASA	137,166	2,628,131
Wilh Wilhelmsen Holding ASA, Class A	32,988	2,290,208
Total Norway		58,948,682
Peru — 0.1%
Hochschild Mining PLC	131,418	806,888
Portugal — 1.8%
Altri SGPS SA(a)	269,506	1,463,599
Corticeira Amorim SGPS SA(a)	167,847	1,226,238
CTT-Correios de Portugal SA	95,542	631,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
June 30, 2026

Investments	Shares	Value
Mota-Engil SGPS SA(a)	181,537	$968,019
NOS SGPS SA	897,066	5,174,231
REN - Redes Energeticas Nacionais SGPS SA	937,748	4,047,281
Semapa-Sociedade de Investimento & Gestao	61,941	1,437,588
Sonae SGPS SA	1,669,161	3,845,329
Total Portugal		18,794,199
Singapore — 4.5%
APAC Realty Ltd.	1,123,900	469,215
Aspial Lifestyle Ltd.	3,765,053	1,033,356
Aztech Global Ltd.	1,576,600	1,066,547
Banyan Tree Holdings Ltd.	1,107,200	466,523
Centurion Corp. Ltd.	942,700	1,064,086
China Aviation Oil Singapore Corp. Ltd.	860,900	1,218,019
CNMC Goldmine Holdings Ltd.	497,700	430,959
ComfortDelGro Corp. Ltd.(a)	2,266,000	2,347,551
CSE Global Ltd.	1,399,673	1,450,046
Delfi Ltd.	803,000	558,738
Far East Orchard Ltd.	420,500	360,860
Food Empire Holdings Ltd.	680,640	1,247,143
Geo Energy Resources Ltd.(a)	1,318,500	474,006
GuocoLand Ltd.	710,400	1,169,857
Hafnia Ltd.	1,005,641	6,575,208
Ho Bee Land Ltd.	351,400	554,220
Hong Leong Asia Ltd.	523,300	1,116,632
iFAST Corp. Ltd.(a)	85,100	580,953
Keppel Infrastructure Trust	7,737,941	3,200,586
KSH Holdings Ltd.	1,562,000	374,363
LHN Ltd.(a)	683,000	300,986
Netlink NBN Trust	3,970,500	2,992,955
OUE Ltd.	475,000	367,235
Pan-United Corp. Ltd.	751,100	783,938
Propnex Ltd.(a)	752,400	1,081,962
Q&M Dental Group Singapore Ltd.	1,471,400	625,668
Sheng Siong Group Ltd.	1,334,600	3,332,760
SIA Engineering Co. Ltd.	841,500	2,251,026
StarHub Ltd.(a)	1,863,800	1,484,181
Tuan Sing Holdings Ltd.	1,912,956	458,476
UMS Integration Ltd.	1,137,247	2,329,974
Venture Corp. Ltd.	282,100	3,731,672
Wee Hur Holdings Ltd.	977,500	483,668
Wing Tai Holdings Ltd.	585,800	697,462
Total Singapore		46,680,831
South Africa — 0.2%
Pan African Resources PLC(a)	1,228,123	1,556,674
Spain — 2.1%
Alantra Partners SA	42,321	491,114
Almirall SA	88,381	1,137,778
ATALAYA MINING COPPER SA	66,985	725,916
Befesa SA(b)	22,823	778,892
Construcciones y Auxiliar de Ferrocarriles SA	26,685	1,937,319
Elecnor SA	168,063	7,637,821
Faes Farma SA	371,998	1,952,152
Gestamp Automocion SA(b)	385,335	1,257,780
Global Dominion Access SA(b)	154,429	526,145
Grupo Empresarial San Jose SA	74,614	761,784
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	654,395	899,300
Melia Hotels International SA	112,351	1,560,678
Pharma Mar SA^	6,697	577,697
Prosegur Cash SA(a)(b)	1,218,501	881,840
Tubacex SA(a)	202,173	774,334
Total Spain		21,900,550
Sweden — 6.8%
AcadeMedia AB(b)	96,555	1,005,641
AddLife AB, Class B	25,424	429,243
Addnode Group AB	57,730	244,564
Alimak Group AB(b)	72,496	889,894
Alleima AB	172,143	1,577,686
Alligo AB, Class B	37,935	522,098
Ambea AB(b)	56,245	868,826
AQ Group AB	35,860	814,415
Arjo AB, Class B	226,920	576,318
Atea ASA^	116,893	2,041,242
Attendo AB(b)	80,931	1,026,047
Bahnhof AB, Class B^(a)	103,345	555,265
Beijer Alma AB	31,996	981,883
Bergman & Beving AB	14,821	446,400
Betsson AB, Class B	122,699	1,073,821
Bilia AB, Class A	107,892	1,615,345
Billerud AB	221,585	1,433,251
BioGaia AB, Class B	136,291	1,646,226
Bravida Holding AB(b)	172,562	2,203,796
Bufab AB	69,594	911,798
Catena AB	27,098	1,165,325
Clas Ohlson AB, Class B	39,056	1,727,186
Cloetta AB, Class B	287,254	1,459,695
Coor Service Management Holding AB(b)	113,240	591,465
Corem Property Group AB, Class B	1,197,499	290,523
Dios Fastigheter AB	118,752	787,128
Duni AB	78,244	639,492
Electrolux Professional AB, Class B	106,285	465,086
Elekta AB, Class B	381,362	1,947,367
Engcon AB(a)	56,888	360,320
Fagerhult Group AB	166,341	295,621
FastPartner AB, Class A	122,047	479,832
Granges AB	69,831	1,238,150
Heba Fastighets AB, Class B	152,039	379,385
Hemnet Group AB	26,526	201,724
Hexpol AB	317,851	2,372,843
Hufvudstaden AB, Class A	93,207	1,151,827
Humana AB	88,660	590,874
Husqvarna AB, Class B(a)	228,403	891,131
Intea Fastigheter AB^	62,370	474,953
INVISIO AB(a)	14,357	304,106
Inwido AB(a)	42,379	630,114
Lindab International AB	53,056	714,310
Logistea AB, Class B	257,905	354,954
Loomis AB	49,217	2,416,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
June 30, 2026

Investments	Shares	Value
MIPS AB(a)	19,029	$507,668
Morrow Bank AB^(a)	408,370	497,902
Munters Group AB(b)	75,143	1,338,546
NCC AB, Class B	109,111	2,149,943
New Wave Group AB, Class B	83,025	781,940
Nolato AB, Class B	154,747	777,880
Note AB^	32,078	522,362
NP3 Fastigheter AB	32,928	906,714
Nyab AB	713,576	433,536
OEM International AB, Class B	52,099	898,987
Paradox Interactive AB	50,211	685,345
Peab AB, Class B	186,945	1,759,705
Platzer Fastigheter Holding AB, Class B	80,896	572,566
Proact IT Group AB	39,229	501,806
Ratos AB, Class B	216,054	742,046
RaySearch Laboratories AB(a)	20,311	461,702
Rejlers AB	23,861	347,629
Rusta AB	92,052	763,759
Rvrc Holding AB	98,396	573,409
Scandi Standard AB	72,466	1,088,695
Scandic Hotels Group AB(b)	134,547	1,254,668
SkiStar AB	40,579	667,082
Svedbergs Group AB(a)	120,640	804,005
Synsam AB	133,200	743,200
Systemair AB	99,774	846,385
Thule Group AB(b)	80,104	1,705,018
Troax Group AB(a)	47,402	503,498
Truecaller AB, Class B(a)	243,101	353,920
VBG Group AB, Class B	17,595	577,219
Wallenstam AB, Class B(a)	182,262	741,240
Wihlborgs Fastigheter AB	211,686	1,644,817
Zinzino AB, Class B(a)	38,624	533,576
Total Sweden		69,480,507
Switzerland — 0.9%
Clariant AG, Registered Shares^	374,470	3,272,812
Comet Holding AG, Registered Shares	2,273	1,152,491
Implenia AG, Registered Shares	7,666	677,600
Inficon Holding AG, Registered Shares	11,265	2,544,453
International Workplace Group PLC	177,520	435,884
Landis & Gyr Group AG^	12,930	694,067
Vetropack Holding AG, Registered Shares	20,672	461,798
Zehnder Group AG	6,930	536,084
Total Switzerland		9,775,189
United Kingdom — 13.1%
Advanced Medical Solutions Group PLC(a)	131,703	489,448
AG Barr PLC	93,580	786,211
AJ Bell PLC	285,999	2,321,205
Alfa Financial Software Holdings PLC(a)(b)	304,331	624,465
Alumasc Group PLC	93,005	302,430
Avon Technologies PLC	20,674	470,863
Baltic Classifieds Group PLC	168,539	420,767
Big Yellow Group PLC	156,964	1,880,181
Bloomsbury Publishing PLC(a)	77,084	635,343
Bodycote PLC	136,617	1,203,997
BRCK Group PLC	779,022	511,808
Brooks Macdonald Group PLC	23,157	384,189
BTG Consulting PLC	513,926	787,835
Bytes Technology Group PLC	255,624	1,282,466
Card Factory PLC	595,461	530,308
Cerillion PLC	22,275	322,253
Chemring Group PLC	111,815	759,841
Chesnara PLC	357,136	1,568,968
City of London Investment Group PLC	153,231	911,123
Clarkson PLC	22,672	1,253,608
CMC Markets PLC(b)	344,055	2,091,442
Coats Group PLC	1,270,123	1,314,058
Cohort PLC(a)	31,009	506,227
Costain Group PLC	220,855	608,244
Craneware PLC	23,106	413,397
Currys PLC	354,133	750,156
CVS Group PLC	27,871	433,913
Derwent London PLC	99,890	2,573,357
DiscoverIE Group PLC	73,341	658,031
Domino's Pizza Group PLC(a)	517,845	1,244,717
Dr. Martens PLC(a)	716,001	656,665
Dunelm Group PLC	375,369	3,918,408
Elementis PLC	350,553	715,587
Elixirr International PLC	48,462	443,816
Essentra PLC	302,270	320,549
Eurocell PLC	202,135	295,112
Everplay Group PLC(a)	95,810	296,927
Ferrari Group PLC	109,439	894,620
Fevertree Drinks PLC	63,363	683,300
Fintel PLC(a)	138,787	333,411
Firstgroup PLC	486,050	1,211,516
Focusrite PLC	189,927	554,577
Fonix PLC	190,502	415,928
Foresight Group Holdings Ltd.	198,942	1,156,520
Forterra PLC(b)	213,428	382,984
Franchise Brands PLC	233,723	438,945
FRP Advisory Group PLC(a)	344,943	524,210
Fuller Smith & Turner PLC, Class A	49,670	478,612
FW Thorpe PLC	110,433	370,827
Galliford Try Holdings PLC	155,619	1,086,428
Gamma Communications PLC	57,288	639,078
GB Group PLC	120,289	315,156
Genuit Group PLC	199,248	732,531
Genus PLC	22,420	639,179
Grainger PLC	659,531	1,485,489
Greggs PLC(a)	87,923	1,867,132
Halfords Group PLC	401,604	1,228,631
Hammerson PLC	572,132	2,808,120
Hargreaves Services PLC	75,314	813,678
Harworth Group PLC	152,584	243,020
Helical PLC	162,919	414,737
Henry Boot PLC	151,045	332,787
Hill & Smith PLC	60,354	2,198,877
Hilton Food Group PLC	111,190	760,021
Hollywood Bowl Group PLC	219,069	798,134
Hunting PLC	148,138	871,009
IntegraFin Holdings PLC	204,533	962,348
J D Wetherspoon PLC(a)	89,259	808,551
James Halstead PLC(a)	595,352	1,003,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
June 30, 2026

Investments	Shares	Value
Johnson Service Group PLC	375,051	$820,352
Jupiter Fund Management PLC	522,409	1,134,348
Kainos Group PLC	81,554	830,220
Keller Group PLC	57,570	2,027,914
Keystone Law Group PLC	67,149	484,832
Kier Group PLC	348,897	1,010,426
Knights Group Holdings PLC(a)	197,777	492,186
Lancashire Holdings Ltd.	187,605	1,607,286
LSL Property Services PLC	140,710	384,720
Luceco PLC(b)	292,627	1,056,418
Macfarlane Group PLC	355,646	297,852
Man Group PLC	1,438,962	5,580,614
Me Group International PLC(a)	342,894	456,926
Michelmersh Brick Holdings PLC(a)	349,225	370,807
Midwich Group PLC	264,261	469,290
Mitie Group PLC	883,210	1,751,326
MONY Group PLC	721,056	1,772,403
Moonpig Group PLC	183,486	583,015
Morgan Advanced Materials PLC	308,221	871,353
Morgan Sindall Group PLC	39,142	2,553,920
Mortgage Advice Bureau Holdings Ltd.	64,569	441,351
Next 15 Group PLC	133,172	448,951
Nichols PLC	37,363	473,089
Ninety One PLC	682,003	1,911,757
NIOX Group PLC(a)	407,945	322,701
Norcros PLC	145,678	568,452
On the Beach Group PLC(a)(b)	146,307	339,437
OSB Group PLC	405,270	2,791,671
Oxford Instruments PLC	24,875	1,006,307
Paratus Energy Services Ltd.	253,076	1,181,558
PayPoint PLC	91,150	693,813
Pennon Group PLC	541,882	3,350,092
Personal Group Holdings PLC	104,696	534,987
Petronor E&P ASA^	385,828	410,957
Pets at Home Group PLC	578,718	1,362,615
Polar Capital Holdings PLC	193,152	2,284,175
PPHE Hotel Group Ltd.	38,723	883,995
Premier Foods PLC	277,091	750,984
Premier Miton Group PLC(a)	611,475	312,458
Property Franchise Group PLC	93,207	590,092
PZ Cussons PLC	621,062	858,925
Ramsdens Holdings PLC	97,563	763,993
Rank Group PLC	349,041	439,638
Renew Holdings PLC	52,496	617,323
Restore PLC	94,484	335,455
S4 Capital PLC	1,651,139	690,314
Sabre Insurance Group PLC(b)	537,184	1,240,580
Safestore Holdings PLC	189,892	1,544,969
Savills PLC	98,278	1,113,952
Secure Trust Bank PLC	40,326	770,726
Senior PLC	224,973	859,954
Smiths News PLC	962,947	904,874
Spire Healthcare Group PLC(b)	166,389	474,805
SSP Group PLC	442,880	1,103,323
Supreme PLC	217,527	450,392
Tatton Asset Management PLC	55,016	543,268
Telecom Plus PLC	81,805	806,717
TP ICAP Group PLC	887,766	3,987,322
Travis Perkins PLC	112,762	826,890
Tristel PLC	98,037	520,478
Vertu Motors PLC	540,611	530,969
Victorian Plumbing Group PLC(a)	463,916	475,345
Volex PLC	98,324	734,718
Volution Group PLC	95,265	772,551
Warpaint London PLC(a)	192,302	510,465
Wickes Group PLC	322,397	803,598
Wilmington PLC	109,496	406,920
Workspace Group PLC	282,962	1,300,944
XPS Pensions Group PLC	199,442	813,981
YouGov PLC	145,314	415,052
Young & Co.'s Brewery PLC, Class A	44,858	500,712
Yu Group PLC(a)	24,135	523,742
Zotefoams PLC	83,598	488,204
Total United Kingdom		134,488,549
United States — 0.3%
Reliance Worldwide Corp. Ltd.	408,567	1,106,746
Sims Ltd.	92,735	1,770,642
Total United States		2,877,388
TOTAL COMMON STOCKS
(Cost: $839,828,344)		1,022,731,932
RIGHTS — 0.0%
Australia — 0.0%
Centuria Capital Group*^	52,456	0	‡
Spain — 0.0%
Tubacex, SA^	181,898	11,012
TOTAL RIGHTS
(Cost $11,012)		11,012
EXCHANGE-TRADED FUNDS — 0.1%
United States — 0.1%
WisdomTree Europe SmallCap Dividend Fund(c)	1,549	111,482
WisdomTree Japan SmallCap Dividend Fund(c)	882	92,879
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $186,388)		204,361
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(d)
(Cost: $259,485)	259,485	259,485
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 3.3%
United States — 3.3%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)	17,810,611	17,810,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
June 30, 2026

Investments	Shares	Value
WisdomTree Treasury Money Market Digital Fund, 3.45%(c)(d)	16,500,000	$16,500,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $34,310,611)		34,310,611
TOTAL INVESTMENTS IN SECURITIES — 102.8% (Cost: $874,595,840)		1,057,517,401
Other Liabilities less Assets — (2.8)%		(28,485,161)
NET ASSETS — 100.0%		$1,029,032,240

†	Share amount represents a fractional share.
*	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $604,980, which represents 0.1% of net assets.
^	Non-income producing security.

‡	Amount is less than $1.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $62,030,619 and the total market value of the collateral held by the Fund was $67,687,028. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $33,376,417.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
CHF	Swiss franc
EUR	Euro
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
SGD	Singapore dollar
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Dividend Income	Securities Lending Income
WisdomTree Europe SmallCap Dividend Fund	$1,856,020	$—	$1,749,966	$12,046	$(6,618)	$111,482	$40,881	$—
WisdomTree Japan SmallCap Dividend Fund	1,500,486	—	1,471,779	113,125	(48,953)	92,879	19,554	—
WisdomTree Treasury Money Market Digital Fund	30,700,000	36,700,000	50,900,000	—	—	16,500,000	—	154,035
Total	$34,056,506	$36,700,000	$54,121,745	$125,171	$(55,571)	$16,704,361	$60,435	$154,035

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/2/2026	18,556	USD	15,000	CHF	$–	$(40)
Citibank NA	7/2/2026	176,990	USD	155,000	EUR	–	(222)
Citibank NA	7/2/2026	187,574	USD	30,500,000	JPY	–	(90)
Royal Bank of Canada	7/2/2026	16,777	USD	50,000	ILS	–	(4)
Royal Bank of Canada	7/2/2026	7,728	USD	10,000	SGD	–	(3)
Standard Chartered Bank	7/2/2026	11,475	USD	90,000	HKD	–	(1)
						$–	$(360)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International SmallCap Dividend Fund (DLS)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$97,624,097	$–	$604,980	*	$98,229,077
Other	924,502,855	–	–		924,502,855
Rights	–	11,012	0	*	11,012
Exchange-Traded Funds	204,361	–	–		204,361
Mutual Fund	–	259,485	–		259,485
Investment of Cash Collateral for Securities Loaned	–	34,310,611	–		34,310,611
Total Investments in Securities	$1,022,331,313	$34,581,108	$604,980		$1,057,517,401
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(360)	$–		$(360)
Total - Net	$1,022,331,313	$34,580,748	$604,980		$1,057,517,041

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Japan Hedged Equity Fund (DXJ)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 98.9%
Japan — 98.9%
Air Freight & Logistics — 0.2%
Mitsui-Soko Holdings Co. Ltd.	64,200	$1,336,735
Nippon Express Holdings, Inc.(a)	437,000	13,562,393
Total Air Freight & Logistics		14,899,128
Automobile Components — 5.3%
Aisan Industry Co. Ltd.	167,100	1,950,400
Aisin Corp.	1,534,000	20,637,385
Bridgestone Corp.(a)	2,311,070	48,489,455
Daikyonishikawa Corp.	635,000	3,910,998
Denso Corp.	4,355,200	50,271,375
Eagle Industry Co. Ltd.	119,300	2,092,017
Exedy Corp.	251,000	8,957,391
Fujikura Composites, Inc.	195,300	3,064,236
FuKoKu Co. Ltd.	62,100	686,243
Futaba Industrial Co. Ltd.	258,300	1,493,936
GS Yuasa Corp.	129,184	5,139,540
G-Tekt Corp.(a)	192,900	2,452,124
Ichikoh Industries Ltd.	406,400	1,252,770
JTEKT Corp.	786,178	9,633,432
Koito Manufacturing Co. Ltd.	446,200	6,999,458
KYB Corp.	162,100	3,849,906
Musashi Seimitsu Industry Co. Ltd.	71,900	1,727,547
NHK Spring Co. Ltd.	320,300	7,656,456
Nifco, Inc.	198,790	5,912,634
Niterra Co. Ltd.	323,364	21,298,949
NPR-RIKEN Corp.	114,500	2,726,442
Press Kogyo Co. Ltd.	419,800	2,014,730
Sanoh Industrial Co. Ltd.(a)	337,400	1,959,733
Seiren Co. Ltd.	185,810	3,749,926
Shoei Co. Ltd.	135,400	1,477,091
Sumitomo Electric Industries Ltd.	6,000,332	108,063,201
Sumitomo Rubber Industries Ltd.(a)	489,491	6,273,556
Tachi-S Co. Ltd.	238,800	3,119,350
Tokai Rika Co. Ltd.	224,214	4,080,757
Topre Corp.	145,800	2,371,016
Toyo Tire Corp.(a)	378,300	8,677,449
Toyoda Gosei Co. Ltd.	230,800	7,260,916
Toyota Boshoku Corp.	308,136	4,030,747
Unipres Corp.	214,900	1,597,288
Yokohama Rubber Co. Ltd.	199,800	8,904,177
Total Automobile Components		373,782,631
Automobiles — 6.5%
Honda Motor Co. Ltd.	12,367,141	112,618,789
Isuzu Motors Ltd.	1,817,200	24,044,846
Mazda Motor Corp.	2,170,800	14,538,783
Subaru Corp.	1,299,967	19,116,574
Suzuki Motor Corp.	2,945,544	35,440,771
Toyota Motor Corp.	15,292,950	256,411,560
Total Automobiles		462,171,323
Banks — 12.1%
Ehime Bank Ltd.	355,000	4,667,805
Mitsubishi UFJ Financial Group, Inc.	17,064,022	336,713,235
Mizuho Financial Group, Inc.	4,073,764	194,081,862
Sumitomo Mitsui Financial Group, Inc.	6,554,600	255,932,882
Sumitomo Mitsui Trust Holdings, Inc.	1,666,800	62,118,490
Total Banks		853,514,274
Beverages — 0.6%
Kirin Holdings Co. Ltd.(a)	1,521,145	26,304,741
Sapporo Breweries Ltd.(a)	206,800	2,583,012
Suntory Beverage & Food Ltd.(a)	479,600	13,270,335
Takara Holdings, Inc.	232,700	3,207,902
Total Beverages		45,365,990
Broadline Retail — 0.1%
Ryohin Keikaku Co. Ltd.	372,600	8,113,407
Building Products — 1.5%
AGC, Inc.(a)	495,500	21,234,625
Central Glass Co. Ltd.	73,000	1,985,295
Daikin Industries Ltd.	272,449	41,380,733
Lixil Corp.(a)	955,300	10,603,668
Nitto Boseki Co. Ltd.(a)	182,000	4,832,057
Okabe Co. Ltd.	140,500	770,254
Sanwa Holdings Corp.	407,931	9,510,233
TOTO Ltd.	252,200	13,362,216
Total Building Products		103,679,081
Capital Markets — 1.2%
Monex Group, Inc.	1,023,600	3,930,020
Nomura Holdings, Inc.	6,813,800	59,260,460
SBI Holdings, Inc.	1,410,300	22,899,749
Sparx Group Co. Ltd.	182,300	2,467,682
Total Capital Markets		88,557,911
Chemicals — 6.8%
ADEKA Corp.	277,000	7,151,466
Aica Kogyo Co. Ltd.	215,200	4,891,240
Arakawa Chemical Industries Ltd.	253,200	3,273,178
Artience Co. Ltd.	104,600	2,777,105
Asahi Kasei Corp.	2,408,060	26,536,443
Asahi Yukizai Corp.(a)	49,800	2,200,055
C Uyemura & Co. Ltd.	33,800	5,706,642
Chugoku Marine Paints Ltd.	160,500	3,268,759
Daicel Corp.	633,642	5,345,166
DIC Corp.	135,953	4,025,263
Fujimi, Inc.	159,400	4,487,033
Fuso Chemical Co. Ltd.	163,700	4,532,533
Harima Chemicals Group, Inc.	269,800	1,714,834
Hodogaya Chemical Co. Ltd.	140,900	1,805,843
Ise Chemicals Corp.(a)	79,300	2,173,706
Ishihara Sangyo Kaisha Ltd.	191,200	3,346,956
JCU Corp.	61,800	2,908,906
JSP Corp.	107,600	1,649,172
Kaneka Corp.	160,200	5,615,502
Kansai Paint Co. Ltd.(a)	429,900	7,005,631
Kanto Denka Kogyo Co. Ltd.	151,200	3,307,282
KH Neochem Co. Ltd.(a)	114,700	2,093,218
Kuraray Co. Ltd.(a)	555,437	5,700,470
Kureha Corp.	114,200	2,708,759
Lintec Corp.	190,747	8,321,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan Hedged Equity Fund (DXJ)
June 30, 2026

Investments	Shares	Value
Mitsubishi Chemical Group Corp.	3,047,763	$21,162,286
Mitsubishi Gas Chemical Co., Inc.	434,982	13,563,998
Mitsui Chemicals, Inc.	824,130	10,815,993
Moriroku Co. Ltd.(a)	66,000	955,533
Nihon Nohyaku Co. Ltd.	297,100	1,829,854
Nippon Kayaku Co. Ltd.	451,900	5,541,527
Nippon Paint Holdings Co. Ltd.(a)	2,012,100	13,036,402
Nippon Sanso Holdings Corp.(a)	282,353	10,416,789
Nippon Shokubai Co. Ltd.	572,100	7,334,074
Nippon Soda Co. Ltd.	183,500	3,991,217
Nissan Chemical Corp.	342,753	17,868,920
Nitto Denko Corp.	812,670	15,850,878
NOF Corp.	288,200	4,679,648
Osaka Soda Co. Ltd.	117,000	1,356,271
PILLAR Corp.	60,200	3,989,257
Resonac Holdings Corp.	172,400	18,775,450
Riken Technos Corp.	170,100	1,763,535
Sakata INX Corp.	253,000	3,689,340
Sanyo Chemical Industries Ltd.	73,100	2,194,912
Shin-Etsu Chemical Co. Ltd.	2,143,395	92,422,164
Shin-Etsu Polymer Co. Ltd.	246,700	3,644,527
Stella Chemifa Corp.	59,100	2,392,727
Sumitomo Bakelite Co. Ltd.	155,700	7,140,980
Sumitomo Chemical Co. Ltd.	2,621,500	8,282,666
Sumitomo Seika Chemicals Co. Ltd.	246,700	1,930,795
Takasago International Corp.	300,200	2,066,905
Tayca Corp.(a)	180,600	2,622,464
Teijin Ltd.	453,800	4,540,094
Tokai Carbon Co. Ltd.	374,400	3,949,600
Tokuyama Corp.	197,600	5,944,110
Tokyo Ohka Kogyo Co. Ltd.	165,100	11,499,351
Toray Industries, Inc.	2,014,218	13,973,424
Tosoh Corp.	912,007	16,424,824
Toyobo Co. Ltd.	300,451	2,952,286
UBE Corp.(a)	267,200	5,228,094
Valqua Ltd.	65,000	2,871,558
Zacros Corp.	256,600	2,174,054
Zeon Corp.	590,500	8,556,391
Total Chemicals		479,979,218
Commercial Services & Supplies — 0.2%
Dai Nippon Printing Co. Ltd.	454,800	8,274,688
Pilot Corp.	280,800	2,919,007
Total Commercial Services & Supplies		11,193,695
Construction & Engineering — 1.1%
CTI Engineering Co. Ltd.	60,500	1,058,308
Kajima Corp.	714,900	25,829,213
Mitsubishi Kakoki Kaisha Ltd.	103,000	2,313,183
Obayashi Corp.	1,283,600	25,723,336
Penta-Ocean Construction Co. Ltd.	414,200	4,328,680
Taikisha Ltd.	145,500	4,444,901
Toa Corp.	333,900	4,254,772
Toda Corp.	794,500	7,960,887
Total Construction & Engineering		75,913,280
Construction Materials — 0.1%
Taiheiyo Cement Corp.	157,000	3,836,007
Containers & Packaging — 0.3%
Fuji Seal International, Inc.	191,500	3,335,711
Rengo Co. Ltd.	546,800	4,769,045
Toyo Seikan Group Holdings Ltd.	437,000	10,978,440
Total Containers & Packaging		19,083,196
Distributors — 0.0%
Central Automotive Products Ltd.	168,500	2,095,299
Diversified Consumer Services — 0.0%
Aucnet, Inc.	295,500	2,480,000
Diversified Telecommunication Services — 2.0%
NTT, Inc.	160,586,200	143,270,260
Electrical Equipment — 2.5%
Daihen Corp.	42,100	4,675,619
Fuji Electric Co. Ltd.	132,373	11,007,667
Fujikura Ltd.	1,222,800	46,933,250
Furukawa Electric Co. Ltd.	755,810	21,996,501
Mabuchi Motor Co. Ltd.(a)	436,900	4,219,133
Mitsubishi Electric Corp.	2,270,414	82,085,542
Sanyo Denki Co. Ltd.	61,700	2,475,213
Sinfonia Technology Co. Ltd.(a)	38,000	3,724,596
Toyo Tanso Co. Ltd.	64,500	2,920,904
Total Electrical Equipment		180,038,425
Electronic Equipment, Instruments & Components — 6.0%
Ai Holdings Corp.	154,600	2,549,319
Alps Alpine Co. Ltd.	630,800	7,937,154
Amano Corp.	225,533	5,051,162
Anritsu Corp.	302,000	8,168,540
Azbil Corp.	922,800	9,763,142
Citizen Watch Co. Ltd.	601,700	8,959,323
Dexerials Corp.	282,100	7,383,808
ESPEC Corp.	90,800	2,363,230
Furuno Electric Co. Ltd.	56,300	1,971,063
Hakuto Co. Ltd.	96,519	2,705,086
Hioki EE Corp.	36,600	2,742,889
Hirose Electric Co. Ltd.	59,260	10,513,842
Horiba Ltd.	53,500	9,022,827
Ibiden Co. Ltd.	73,000	10,696,785
Iriso Electronics Co. Ltd.	119,100	2,135,409
Japan Aviation Electronics Industry Ltd.	157,900	2,245,236
Jeol Ltd.	71,100	3,259,160
Kaga Electronics Co. Ltd.	158,200	4,093,100
Keyence Corp.	70,940	35,381,611
Kuroda Group Co. Ltd.	483,000	3,135,302
Kyosan Electric Manufacturing Co. Ltd.	556,000	3,198,646
Macnica Holdings, Inc.	413,500	7,999,040
Marubun Corp.	252,200	2,568,165
Maxell Ltd.	127,000	1,664,421
Meiko Electronics Co. Ltd.	21,700	4,139,056
Miraini Holdings Co. Ltd.	185,900	2,564,453
Murata Manufacturing Co. Ltd.	2,117,204	148,442,022
Nichicon Corp.	172,700	4,409,814
Nippon Electric Glass Co. Ltd.	144,160	5,807,202
Optex Group Co. Ltd.	111,500	2,864,252
Osaki Electric Co. Ltd.	213,000	1,947,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan Hedged Equity Fund (DXJ)
June 30, 2026

Investments	Shares	Value
Restar Corp.	104,000	$2,681,188
Rigaku Holdings Corp.(a)	299,200	4,602,369
Riken Keiki Co. Ltd.	87,700	1,993,856
Ryoyo Ryosan Holdings, Inc.	174,900	2,888,365
Sanshin Electronics Co. Ltd.(a)	158,954	2,672,951
Santec Holdings Corp.	27,200	4,450,072
Shimadzu Corp.	268,100	6,789,722
Siix Corp.	267,700	2,147,859
Sun-Wa Technos Corp.	139,000	3,117,397
Taiyo Yuden Co. Ltd.	191,800	23,779,542
TDK Corp.	1,405,820	30,880,033
Tomen Devices Corp.	24,500	2,621,474
Yokogawa Electric Corp.	295,038	10,229,436
Total Electronic Equipment, Instruments & Components		424,536,826
Energy Equipment & Services — 0.1%
Modec, Inc.	86,100	4,918,865
Entertainment — 0.9%
Anycolor, Inc.	4,400	60,643
Capcom Co. Ltd.	377,500	6,996,031
Koei Tecmo Holdings Co. Ltd.(a)	491,144	4,576,758
Konami Group Corp.	88,900	9,662,627
Nexon Co. Ltd.	190,500	2,514,799
Nintendo Co. Ltd.	701,100	29,398,533
Square Enix Holdings Co. Ltd.	327,400	4,854,847
Toei Animation Co. Ltd.	258,200	3,866,844
Total Entertainment		61,931,082
Food Products — 1.3%
Ajinomoto Co., Inc.	823,626	29,762,532
Ariake Japan Co. Ltd.	51,900	1,603,064
Calbee, Inc.	205,500	3,735,099
Ezaki Glico Co. Ltd.(a)	78,000	2,565,205
Fuji Oil Co. Ltd.	85,000	2,070,020
House Foods Group, Inc.	110,000	2,536,041
Kikkoman Corp.(a)	1,079,200	11,075,869
Nichirei Corp.	415,100	5,544,883
Nisshin Oillio Group Ltd.	234,100	2,651,765
Nisshin Seifun Group, Inc.	573,600	7,007,431
Nissui Corp.	473,200	3,738,433
Riken Vitamin Co. Ltd.	115,100	2,167,088
Sakata Seed Corp.	82,200	2,114,112
Toyo Suisan Kaisha Ltd.	168,100	10,741,231
Umios Corp.	292,800	2,356,452
Total Food Products		89,669,225
Ground Transportation — 0.1%
Nishi-Nippon Railroad Co. Ltd.	144,600	2,593,947
Zero Co. Ltd.	81,500	1,820,305
Total Ground Transportation		4,414,252
Health Care Equipment & Supplies — 1.0%
Asahi Intecc Co. Ltd.	175,200	4,096,355
Eiken Chemical Co. Ltd.	91,800	1,438,073
Hoya Corp.	209,057	33,379,660
Nakanishi, Inc.	166,500	3,063,129
Nihon Kohden Corp.	170,200	1,495,435
Nipro Corp.	171,300	1,661,618
Olympus Corp.	726,400	7,593,623
PHC Holdings Corp.	350,400	2,216,343
Shofu, Inc.	154,900	1,928,089
Terumo Corp.	892,424	12,266,883
Total Health Care Equipment & Supplies		69,139,208
Health Care Technology — 0.0%
M3, Inc.	339,700	3,793,604
Hotels, Restaurants & Leisure — 0.1%
Food & Life Cos. Ltd.	131,400	3,947,053
Round One Corp.	240,700	1,720,925
Saizeriya Co. Ltd.	30,900	1,030,475
Zensho Holdings Co. Ltd.(a)	59,800	2,967,464
Total Hotels, Restaurants & Leisure		9,665,917
Household Durables — 2.3%
Casio Computer Co. Ltd.	563,557	6,652,417
JVCKenwood Corp.	209,900	1,451,639
Nikon Corp.	581,800	8,126,048
Noritz Corp.	133,900	1,881,726
Panasonic Holdings Corp.	3,273,000	90,663,258
Rinnai Corp.	251,900	5,516,149
Sony Group Corp.	1,627,800	32,851,463
Sumitomo Forestry Co. Ltd.(a)	767,000	6,373,380
Tamron Co. Ltd.	526,500	3,741,624
Zojirushi Corp.	144,500	1,186,051
Total Household Durables		158,443,755
Household Products — 0.2%
Lion Corp.	290,000	3,059,252
Pigeon Corp.	302,600	3,854,997
Unicharm Corp.(a)	1,665,600	9,670,267
Total Household Products		16,584,516
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	450,900	10,159,642
Industrial Conglomerates — 1.1%
Hitachi Ltd.	2,423,125	66,659,233
Nisshinbo Holdings, Inc.	360,000	5,482,234
Sekisui Chemical Co. Ltd.	677,200	10,798,116
Total Industrial Conglomerates		82,939,583
Insurance — 5.8%
Daiichi Life Group, Inc.	7,467,500	81,716,343
MS&AD Insurance Group Holdings, Inc.	2,739,300	71,463,664
Sompo Holdings, Inc.	1,533,300	58,850,795
Tokio Marine Holdings, Inc.	4,550,100	201,629,412
Total Insurance		413,660,214
IT Services — 0.6%
Fujitsu Ltd.	1,228,320	24,539,948
NEC Corp.	651,400	15,731,395
Total IT Services		40,271,343
Leisure Products — 0.5%
Bandai Namco Holdings, Inc.	766,000	17,834,450
GLOBERIDE, Inc.(a)	134,200	1,926,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan Hedged Equity Fund (DXJ)
June 30, 2026

Investments	Shares	Value
Mizuno Corp.	141,900	$2,924,873
Roland Corp.(a)	110,700	2,813,050
Sega Sammy Holdings, Inc.	282,300	3,834,347
Tomy Co. Ltd.(a)	131,800	2,583,694
Yonex Co. Ltd.	68,600	975,447
Total Leisure Products		32,892,264
Life Sciences Tools & Services — 0.0%
Shin Nippon Biomedical Laboratories Ltd.(a)	194,500	1,379,840
Machinery — 6.8%
Amada Co. Ltd.	610,493	11,086,726
Anest Iwata Corp.	162,300	1,686,662
Bando Chemical Industries Ltd.	166,300	2,254,170
CKD Corp.	105,100	4,830,623
Daifuku Co. Ltd.	453,400	19,876,788
DMG Mori Co. Ltd.(a)	253,200	5,418,425
Ebara Corp.	513,255	19,756,488
FANUC Corp.	1,051,700	47,594,238
Furukawa Co. Ltd.	88,200	1,921,108
Glory Ltd.	148,300	3,566,865
Harmonic Drive Systems, Inc.	51,100	2,449,279
Hitachi Construction Machinery Co. Ltd.(a)	440,800	14,249,889
Hoshizaki Corp.	186,038	6,061,044
Hosokawa Micron Corp.	46,700	1,409,405
IHI Corp.	594,500	9,918,393
Japan Steel Works Ltd.	46,900	2,215,359
Kanadevia Corp.	363,000	2,834,315
Kawasaki Heavy Industries Ltd.(a)	738,400	13,277,797
Kitz Corp.	267,500	4,155,899
Komatsu Ltd.	1,849,706	71,495,789
Kurita Water Industries Ltd.	155,200	8,738,565
Makita Corp.	375,000	13,361,791
Max Co. Ltd.	351,000	3,671,435
Meidensha Corp.	103,200	6,203,747
Minebea Mitsumi, Inc.	390,600	11,430,202
MISUMI Group, Inc.	313,800	7,711,535
Mitsubishi Heavy Industries Ltd.	1,599,290	36,074,432
Mitsuboshi Belting Ltd.	153,500	3,730,657
Mitsui E&S Co. Ltd.	45,100	1,137,455
Miura Co. Ltd.	236,900	4,582,763
Morita Holdings Corp.	98,100	1,462,521
Nabtesco Corp.	190,800	6,035,396
NGK Corp.	430,475	19,949,778
Nippon Thompson Co. Ltd.	274,400	3,655,290
Nissei ASB Machine Co. Ltd.	51,500	2,870,881
Nomura Micro Science Co. Ltd.	78,500	2,376,373
Noritake Co. Ltd.	166,600	4,182,298
NSK Ltd.	1,400,300	9,787,668
NTN Corp.	1,203,800	2,944,968
Oiles Corp.	111,500	1,896,238
Okamoto Machine Tool Works Ltd.	70,500	2,424,827
OKUMA Corp.	177,100	5,039,763
Organo Corp.(a)	68,700	6,890,078
OSG Corp.	191,324	4,275,581
Ryobi Ltd.	132,000	2,107,614
Shibaura Machine Co. Ltd.	65,200	1,805,261
Shinmaywa Industries Ltd.	211,800	2,612,884
Sumitomo Heavy Industries Ltd.	307,737	9,577,196
Takeuchi Manufacturing Co. Ltd.	138,100	6,007,488
THK Co. Ltd.(a)	418,800	18,867,581
Tocalo Co. Ltd.	223,800	4,468,426
Tsubakimoto Chain Co.	313,800	4,931,212
Tsugami Corp.	147,100	7,267,885
Union Tool Co.	29,500	4,087,617
YAMABIKO Corp.	150,300	3,491,048
Yushin Co.(a)	337,100	1,427,010
Total Machinery		483,144,726
Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.(a)	422,000	3,619,554
NS United Kaiun Kaisha Ltd.(a)	87,700	3,469,688
Total Marine Transportation		7,089,242
Media — 0.1%
Hakuhodo DY Holdings, Inc.(a)	620,300	4,375,782
Metals & Mining — 1.6%
Aichi Steel Corp.	170,200	3,141,670
ARE Holdings, Inc.	168,800	3,040,010
Daido Steel Co. Ltd.	482,600	8,188,091
Daiki Aluminium Industry Co. Ltd.	210,700	1,922,585
Dowa Holdings Co. Ltd.	103,400	5,513,394
Kobe Steel Ltd.	1,083,900	12,487,942
Kyoei Steel Ltd.	144,400	1,545,953
Mitsubishi Materials Corp.	240,800	6,393,183
Mitsui Kinzoku Co. Ltd.	67,700	17,724,258
Nippon Light Metal Holdings Co. Ltd.	180,700	3,025,287
Nippon Steel Corp.	12,239,200	40,371,851
Nippon Yakin Kogyo Co. Ltd.(a)	78,210	2,247,289
Topy Industries Ltd.(a)	134,300	2,239,366
UACJ Corp.	266,100	4,176,718
Total Metals & Mining		112,017,597
Oil, Gas & Consumable Fuels — 1.4%
ENEOS Holdings, Inc.	4,246,200	31,273,351
Idemitsu Kosan Co. Ltd.	2,399,800	17,689,343
Inpex Corp.(a)	2,361,400	47,438,677
Total Oil, Gas & Consumable Fuels		96,401,371
Paper & Forest Products — 0.2%
Hokuetsu Corp.	408,000	2,201,606
Nippon Paper Industries Co. Ltd.	144,700	1,136,054
Oji Holdings Corp.	2,008,500	9,829,632
Total Paper & Forest Products		13,167,292
Passenger Airlines — 0.3%
ANA Holdings, Inc.	495,300	9,045,072
Japan Airlines Co. Ltd.	829,600	14,547,670
Total Passenger Airlines		23,592,742
Personal Care Products — 0.4%
Kao Corp.(a)	1,267,760	25,140,689
Milbon Co. Ltd.	111,800	1,831,174
Rohto Pharmaceutical Co. Ltd.	289,500	4,251,878
Total Personal Care Products		31,223,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan Hedged Equity Fund (DXJ)
June 30, 2026

Investments	Shares	Value
Pharmaceuticals — 5.1%
Astellas Pharma, Inc.	4,428,000	$59,257,960
Chugai Pharmaceutical Co. Ltd.	1,222,300	56,660,872
Daiichi Sankyo Co. Ltd.	1,673,400	26,857,800
Eisai Co. Ltd.	571,700	14,489,047
Nippon Shinyaku Co. Ltd.	166,800	4,121,635
Ono Pharmaceutical Co. Ltd.	1,123,300	16,504,786
Otsuka Holdings Co. Ltd.(a)	474,200	31,525,802
Santen Pharmaceutical Co. Ltd.	458,300	6,014,791
Shionogi & Co. Ltd.	1,225,331	21,027,215
Takeda Pharmaceutical Co. Ltd.	3,793,163	120,312,292
Towa Pharmaceutical Co. Ltd.	98,600	2,314,469
ZERIA Pharmaceutical Co. Ltd.	85,600	1,074,971
Total Pharmaceuticals		360,161,640
Professional Services — 0.6%
en, Inc./Japan	73,400	513,044
Open Up Group, Inc.	262,900	3,100,934
Persol Holdings Co. Ltd.	4,905,500	7,467,286
Recruit Holdings Co. Ltd.	394,000	27,466,667
Transcosmos, Inc.	127,400	2,818,046
Weathernews, Inc.	136,000	1,674,425
Total Professional Services		43,040,402
Semiconductors & Semiconductor Equipment — 6.4%
Advantest Corp.	165,700	32,971,777
Disco Corp.	66,000	32,998,985
Ferrotec Corp.	144,500	8,473,066
Kokusai Electric Corp.	174,100	11,628,091
Lasertec Corp.	121,800	37,246,331
Micronics Japan Co. Ltd.	47,700	4,883,729
Mitsui High-Tec, Inc.	315,000	1,847,070
Optorun Co. Ltd.	132,100	3,039,865
Rohm Co. Ltd.	499,000	16,530,478
Rorze Corp.(a)	154,300	4,595,059
SCREEN Holdings Co. Ltd.	362,640	39,728,074
Shibaura Mechatronics Corp.	106,000	3,013,198
Socionext, Inc.(a)	218,700	3,433,398
SUMCO Corp.	214,000	5,305,067
Tokyo Electron Ltd.	482,159	228,879,045
Tokyo Seimitsu Co. Ltd.	61,700	7,642,030
Ulvac, Inc.(a)	78,800	5,015,758
YAC Holdings Co. Ltd.	324,400	2,778,433
Yamaichi Electronics Co. Ltd.(a)	54,700	3,204,085
Total Semiconductors & Semiconductor Equipment		453,213,539
Software — 0.1%
Trend Micro, Inc.	232,208	8,546,797
Specialty Retail — 1.4%
ABC-Mart, Inc.	349,100	6,015,410
Fast Retailing Co. Ltd.	157,400	80,198,702
JINS Holdings, Inc.	37,100	1,837,594
Sanrio Co. Ltd.(a)	984,400	6,662,606
VT Holdings Co. Ltd.	634,200	1,752,074
Total Specialty Retail		96,466,386
Technology Hardware, Storage & Peripherals — 1.5%
Brother Industries Ltd.	638,600	14,424,246
Canon, Inc.(a)	2,502,797	63,861,555
FUJIFILM Holdings Corp.	1,258,785	26,976,454
Konica Minolta, Inc.	619,800	2,094,792
Wacom Co. Ltd.	561,300	2,662,743
Total Technology Hardware, Storage & Peripherals		110,019,790
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp.	366,068	9,854,161
Kurabo Industries Ltd.	65,247	4,006,553
Morito Co. Ltd.	174,400	1,888,596
Seiko Group Corp.	125,000	6,199,046
Wacoal Holdings Corp.	67,000	1,813,875
Total Textiles, Apparel & Luxury Goods		23,762,231
Tobacco — 2.2%
Japan Tobacco, Inc.(a)	4,224,931	156,285,403
Trading Companies & Distributors — 9.7%
Alconix Corp.	171,900	2,632,574
Chori Co. Ltd.	83,800	1,982,532
Daiichi Jitsugyo Co. Ltd.	102,700	1,927,303
Hanwa Co. Ltd.	553,500	5,769,137
Inabata & Co. Ltd.	113,786	2,716,442
ITOCHU Corp.	9,652,770	110,113,740
Japan Pulp & Paper Co. Ltd.	373,900	2,457,008
KPP Group Holdings Co. Ltd.(a)	339,100	2,144,869
Marubeni Corp.	2,246,078	64,815,295
Meiwa Corp.	463,200	2,499,470
Mitsubishi Corp.	6,111,600	163,464,853
Mitsui & Co. Ltd.	4,319,100	119,507,723
Nagase & Co. Ltd.	913,300	6,546,651
Sanyo Trading Co. Ltd.	285,800	1,371,629
Sojitz Corp.	473,904	15,078,035
Sumitomo Corp.	11,146,708	106,237,506
Toyota Tsusho Corp.	2,105,030	77,427,284
Total Trading Companies & Distributors		686,692,051
Transportation Infrastructure — 0.1%
Mitsubishi Logistics Corp.	816,300	7,752,401
TOTAL COMMON STOCKS (COST: $5,419,053,809)		7,009,326,394
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)
(Cost: $3,833,201)	3,833,201	3,833,201
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 4.9%
United States — 4.9%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)	179,266,819	179,266,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan Hedged Equity Fund (DXJ)
June 30, 2026

Investments	Shares	Value
WisdomTree Treasury Money Market Digital Fund, 3.45% (b)(c)	166,400,000	$166,400,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $345,666,819)		345,666,819
TOTAL INVESTMENTS IN SECURITIES — 103.9% (Cost: $5,768,553,829)		7,358,826,414
Other Liabilities less Assets — (3.9)%		(279,223,009)
NET ASSETS — 100.0%		$7,079,603,405

(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $490,576,784 and the total market value of the collateral held by the Fund was $529,016,184. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $183,349,365.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$5,700,000	$253,200,000	$92,500,000	$—	$—	$166,400,000	$317,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Japan Hedged Equity Fund (DXJ)
June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	7/3/2026	2,731,321,022	JPY	17,041,477	USD	$–	$(234,621)
Deutsche Bank AG	7/3/2026	225,041,760,069	JPY	1,384,754,559	USD	12,907	–
Deutsche Bank AG	7/3/2026	1,356,501,554	USD	215,387,362,348	JPY	31,141,266	–
Deutsche Bank AG	8/5/2026	1,412,293,044	USD	228,921,863,083	JPY	–	(18,185)
Goldman Sachs	7/3/2026	225,042,140,226	JPY	1,384,754,555	USD	15,250	–
Goldman Sachs	8/5/2026	1,412,293,040	USD	228,922,956,962	JPY	–	(24,937)
HSBC Holdings PLC	7/3/2026	4,710,998,466	JPY	29,149,747	USD	–	(161,183)
HSBC Holdings PLC	7/3/2026	1,356,501,554	USD	215,388,572,347	JPY	31,133,821	–
HSBC Holdings PLC	7/3/2026	42,603,692	USD	6,885,340,297	JPY	235,577	–
JPMorgan Chase Bank NA	7/3/2026	225,042,071,639	JPY	1,384,754,559	USD	14,824	–
JPMorgan Chase Bank NA	7/3/2026	1,356,501,554	USD	215,387,690,621	JPY	31,139,246	–
JPMorgan Chase Bank NA	7/3/2026	110,769,599	USD	17,718,366,101	JPY	1,741,759	–
JPMorgan Chase Bank NA	8/5/2026	1,412,293,044	USD	228,921,898,390	JPY	–	(18,403)
Morgan Stanley & Co. International	7/3/2026	225,041,898,544	JPY	1,384,754,559	USD	13,759	–
Morgan Stanley & Co. International	7/3/2026	1,356,501,554	USD	215,388,244,074	JPY	31,135,841	–
Morgan Stanley & Co. International	7/3/2026	34,082,954	USD	5,436,142,513	JPY	632,303	–
Morgan Stanley & Co. International	8/5/2026	1,412,293,044	USD	228,922,569,229	JPY	–	(22,541)
Royal Bank of Canada	7/3/2026	225,059,484,927	JPY	1,384,754,559	USD	121,974	–
Royal Bank of Canada	7/3/2026	1,356,501,554	USD	215,405,946,419	JPY	31,026,911	–
Royal Bank of Canada	8/5/2026	1,412,293,044	USD	228,940,222,892	JPY	–	(131,454)
						$158,365,438	$(611,324)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,009,326,394	$–	$–	$7,009,326,394
Mutual Fund	–	3,833,201	–	3,833,201
Investment of Cash Collateral for Securities Loaned	–	345,666,819	–	345,666,819
Total Investments in Securities	$7,009,326,394	$349,500,020	$–	$7,358,826,414
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$158,365,438	$–	$158,365,438
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(611,324)	$–	$(611,324)
Total - Net	$7,009,326,394	$507,254,134	$–	$7,516,580,528

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Japan Opportunities Fund (OPPJ)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.8%
Japan — 99.8%
Automobile Components — 0.6%
Tachi-S Co. Ltd.	53,400	$697,543
Toyoda Gosei Co. Ltd.	29,300	921,772
Total Automobile Components		1,619,315
Automobiles — 1.3%
Suzuki Motor Corp.	297,200	3,575,909
Banks — 0.7%
Hokuhoku Financial Group, Inc.	22,200	911,904
Suruga Bank Ltd.	62,700	938,233
Total Banks		1,850,137
Beverages — 0.4%
Coca-Cola Bottlers Japan Holdings, Inc.	42,100	1,111,787
Broadline Retail — 0.4%
Isetan Mitsukoshi Holdings Ltd.	44,600	1,130,059
Building Products — 1.4%
AGC, Inc.	59,700	2,558,440
Sanwa Holdings Corp.	25,800	601,484
Toli Corp.	197,400	818,629
Total Building Products		3,978,553
Chemicals — 8.8%
Asahi Kasei Corp.	229,700	2,531,258
Kaneka Corp.	81,800	2,867,341
Mitsubishi Gas Chemical Co., Inc.	82,400	2,569,470
Nippon Kayaku Co. Ltd.	220,500	2,703,932
Shin-Etsu Chemical Co. Ltd.	64,000	2,759,649
Sumitomo Bakelite Co. Ltd.	72,100	3,306,774
Sumitomo Chemical Co. Ltd.	806,100	2,546,884
Tokyo Ohka Kogyo Co. Ltd.	43,600	3,036,776
Toray Industries, Inc.	320,000	2,219,966
Total Chemicals		24,542,050
Commercial Services & Supplies — 0.3%
TRE Holdings Corp.(a)	75,500	969,968
Consumer Staples Distribution & Retail — 0.4%
Life Corp.	42,000	681,458
Yamatane Corp.	42,200	525,277
Total Consumer Staples Distribution & Retail		1,206,735
Diversified Consumer Services — 0.2%
Waseda Academy Co. Ltd.(a)	45,900	655,775
Electrical Equipment — 0.5%
Endo Lighting Corp.	53,400	772,456
Mirai Industry Co. Ltd.	31,900	605,516
Total Electrical Equipment		1,377,972
Electronic Equipment, Instruments & Components — 2.8%
ESPEC Corp.	111,400	2,899,381
Rigaku Holdings Corp.(a)	313,800	4,826,950
Total Electronic Equipment, Instruments & Components		7,726,331
Food Products — 1.4%
Kenko Mayonnaise Co. Ltd.	61,600	755,005
Megmilk Snow Brand Co. Ltd.	37,500	838,717
Meito Co. Ltd.(a)	48,400	961,895
Nisshin Oillio Group Ltd.	62,100	703,437
Nisshin Seifun Group, Inc.	57,200	698,789
Total Food Products		3,957,843
Ground Transportation — 0.8%
Keio Corp.	146,800	675,447
Nishi-Nippon Railroad Co. Ltd.	50,000	896,939
Tokyu Corp.	55,700	574,050
Total Ground Transportation		2,146,436
Health Care Equipment & Supplies — 0.8%
Sysmex Corp.	233,100	2,109,051
Health Care Providers & Services — 0.2%
Toho Holdings Co. Ltd.	22,500	540,609
Health Care Technology — 0.9%
M3, Inc.	223,100	2,491,472
Hotels, Restaurants & Leisure — 0.3%
Hiday Hidaka Corp.	54,900	861,037
Household Durables — 2.8%
LEC, Inc.	108,400	616,951
Panasonic Holdings Corp.	261,700	7,249,183
Total Household Durables		7,866,134
Industrial Conglomerates — 1.3%
Hitachi Ltd.	112,400	3,092,081
Keihan Holdings Co. Ltd.	32,900	644,133
Total Industrial Conglomerates		3,736,214
Insurance — 9.6%
Daiichi Life Group, Inc.	402,500	4,404,530
MS&AD Insurance Group Holdings, Inc.	145,200	3,788,020
Sompo Holdings, Inc.	104,100	3,995,544
T&D Holdings, Inc.	146,300	4,327,114
Tokio Marine Holdings, Inc.	232,900	10,320,540
Total Insurance		26,835,748
IT Services — 1.7%
Ad-sol Nissin Corp.	69,000	594,370
Fujitsu Ltd.	169,600	3,388,348
NCD Co. Ltd.	60,000	900,415
Total IT Services		4,883,133
Leisure Products — 0.2%
Daikoku Denki Co. Ltd.(a)	45,200	619,910
Machinery — 5.1%
Aida Engineering Ltd.	121,100	857,629
Bando Chemical Industries Ltd.	54,000	731,961
Komatsu Ltd.	50,000	1,932,626
Makita Corp.	25,800	919,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan Opportunities Fund (OPPJ)
June 30, 2026

Investments	Shares	Value
Ryobi Ltd.	45,100	$720,101
Tadano Ltd.	91,900	715,862
Takeuchi Manufacturing Co. Ltd.	14,500	630,764
Tsubakimoto Chain Co.	54,800	861,155
Tsugami Corp.	142,700	7,050,491
Total Machinery		14,419,880
Metals & Mining — 2.4%
JFE Holdings, Inc.(a)	206,500	1,982,095
Mitsubishi Steel Manufacturing Co. Ltd.	63,000	834,185
Nippon Yakin Kogyo Co. Ltd.(a)	81,900	2,353,318
Tokyo Tekko Co. Ltd.	77,900	873,784
Topy Industries Ltd.(a)	47,500	792,032
Total Metals & Mining		6,835,414
Passenger Airlines — 0.3%
Japan Airlines Co. Ltd.	53,700	941,671
Pharmaceuticals — 1.0%
Daiichi Sankyo Co. Ltd.	136,500	2,190,803
Sawai Group Holdings Co. Ltd.	54,800	568,146
Total Pharmaceuticals		2,758,949
Professional Services — 0.3%
Management Solutions Co. Ltd.	104,900	837,780
Real Estate Management & Development — 0.8%
B-Lot Co. Ltd.	102,100	910,906
Cosmos Initia Co. Ltd.	96,200	769,481
Mugen Estate Co. Ltd.(a)	41,300	453,341
Total Real Estate Management & Development		2,133,728
Semiconductors & Semiconductor Equipment — 11.6%
Ferrotec Corp.	65,500	3,840,732
Kioxia Holdings Corp.*	35,600	19,643,796
Tokyo Electron Ltd.	18,800	8,924,289
Total Semiconductors & Semiconductor Equipment		32,408,817
Software — 0.3%
m-up Holdings, Inc.	214,000	942,772
Specialty Retail — 1.8%
Fast Retailing Co. Ltd.	9,800	4,993,312
Technology Hardware, Storage & Peripherals — 1.8%
FUJIFILM Holdings Corp.	231,000	4,950,457
Textiles, Apparel & Luxury Goods — 0.3%
Kurabo Industries Ltd.	13,300	816,699
Trading Companies & Distributors — 34.5%
Hanwa Co. Ltd.	502,700	5,239,648
ITOCHU Corp.	1,269,500	14,481,790
Marubeni Corp.	664,400	19,172,657
Mitsubishi Corp.	714,600	19,113,159
Mitsui & Co. Ltd.	628,500	17,390,337
Shimojima Co. Ltd.	83,300	683,211
Sumitomo Corp.	2,154,400	20,533,245
Total Trading Companies & Distributors		96,614,047
Wireless Telecommunication Services — 1.8%
SoftBank Group Corp.	138,100	5,066,853
TOTAL COMMON STOCKS (COST: $242,909,262)		279,512,557
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)
(Cost: $311,379)	311,379	311,379
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.1%
United States — 2.1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)	3,097,064	3,097,064
WisdomTree Treasury Money Market Digital Fund, 3.45%(b)(c)	2,800,000	2,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $5,897,064)		5,897,064
TOTAL INVESTMENTS IN SECURITIES — 102.0% (Cost: $249,117,705)		285,721,000
Other Liabilities less Assets — (2.0)%		(5,488,551)
NET ASSETS — 100.0%		$280,232,449

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,343,669 and the total market value of the collateral held by the Fund was $9,878,804. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,981,740.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Japan Opportunities Fund (OPPJ)
June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$11,000,000	$8,200,000	$—	$—	$2,800,000	$21,792

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	8/5/2026	140,417,538	USD	22,760,784,237	JPY	$–	$(2,913)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$279,512,557	$–	$–	$279,512,557
Mutual Fund	–	311,379	–	311,379
Investment of Cash Collateral for Securities Loaned	–	5,897,064	–	5,897,064
Total Investments in Securities	$279,512,557	$6,208,443	$–	$285,721,000
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(2,913)	$–	$(2,913)
Total - Net	$279,512,557	$6,205,530	$–	$285,718,087

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.7%
Japan — 99.7%
Air Freight & Logistics — 0.8%
AIT Corp.	17,400	$242,492
Hamakyorex Co. Ltd.	20,200	225,708
Konoike Transport Co. Ltd.	38,200	636,255
Mitsui-Soko Holdings Co. Ltd.	9,600	199,886
SBS Holdings, Inc.	7,500	199,354
Senko Group Holdings Co. Ltd.	78,856	950,008
Shibusawa Logistics Corp.(a)	34,100	332,555
Total Air Freight & Logistics		2,786,258
Automobile Components — 3.4%
Ahresty Corp.	21,600	91,703
Aisan Industry Co. Ltd.	35,800	417,859
Daido Metal Co. Ltd.	33,500	345,461
Daikyonishikawa Corp.	82,400	507,506
Eagle Industry Co. Ltd.	28,400	498,016
Exedy Corp.	58,325	2,081,433
Fujikura Composites, Inc.	19,900	312,229
FuKoKu Co. Ltd.	18,000	198,911
Futaba Industrial Co. Ltd.	55,800	322,732
GS Yuasa Corp.	30,800	1,225,367
G-Tekt Corp.	33,900	430,933
H-One Co. Ltd.	33,400	313,398
KYB Corp.	31,300	743,381
Musashi Seimitsu Industry Co. Ltd.	15,000	360,406
NPR-RIKEN Corp.	26,700	635,773
Press Kogyo Co. Ltd.	82,200	394,499
Sanoh Industrial Co. Ltd.	26,600	154,502
Seiren Co. Ltd.	34,211	690,430
Shoei Co. Ltd.	31,400	342,545
T RAD Co. Ltd.	58,000	514,247
Tachi-S Co. Ltd.	44,300	578,673
Tokai Rika Co. Ltd.	43,658	794,588
Topre Corp.	26,500	430,946
Unipres Corp.	38,400	285,416
Total Automobile Components		12,670,954
Banks — 11.4%
Aichi Financial Group, Inc.	96,200	819,794
Akita Bank Ltd.	15,700	660,748
Aozora Bank Ltd.(a)	73,400	1,225,704
Awa Bank Ltd.	15,975	711,638
Bank of Iwate Ltd.	56,000	706,353
Bank of Nagoya Ltd.	30,000	1,098,293
Bank of Saga Ltd.	9,300	301,560
Bank of the Ryukyus Ltd.	20,308	325,753
CCI Group, Inc.	80,700	506,470
Chugin Financial Group, Inc.	132,100	2,502,605
Daishi Hokuetsu Financial Group, Inc.	203,330	2,664,777
Ehime Bank Ltd.	26,799	352,373
FIDEA Holdings Co. Ltd.	20,680	248,122
First Bank of Toyama Ltd.	44,900	701,714
Fukui Bank Ltd.(a)	14,148	479,652
Hyakugo Bank Ltd.	103,300	1,257,842
Hyakujushi Bank Ltd.	57,600	905,510
Juroku Financial Group, Inc.	97,200	1,394,680
Keiyo Bank Ltd.	52,842	805,351
Kita-Nippon Bank Ltd.	7,600	252,515
Kiyo Bank Ltd.	59,290	1,617,912
Kyushu Financial Group, Inc.	179,600	1,587,972
Miyazaki Bank Ltd.	48,100	628,607
Musashino Bank Ltd.	50,300	777,750
Nanto Bank Ltd.	97,200	1,054,383
Nishi-Nippon Financial Holdings, Inc.	73,400	1,868,364
North Pacific Bank Ltd.	183,415	1,257,187
Ogaki Kyoritsu Bank Ltd.	24,642	1,100,759
Oita Bank Ltd.	46,600	691,007
Okinawa Financial Group, Inc.	15,480	604,818
Procrea Holdings, Inc.	17,162	392,817
San ju San Financial Group, Inc.	81,100	858,280
San-In Godo Bank Ltd.	86,100	1,207,334
Senshu Ikeda Holdings, Inc.	102,340	615,835
Seven Bank Ltd.	661,200	1,144,819
Shiga Bank Ltd.	64,700	1,037,031
Shikoku Bank Ltd.	34,600	639,735
Suruga Bank Ltd.	91,000	1,361,710
Tochigi Bank Ltd.	46,600	265,794
Toho Bank Ltd.	93,500	446,430
Tokyo Kiraboshi Financial Group, Inc.	119,200	1,320,166
TOMONY Holdings, Inc.	134,400	726,062
Towa Bank Ltd.	37,200	333,261
Yamagata Bank Ltd.	18,900	409,921
Yamaguchi Financial Group, Inc.	116,500	2,045,784
Yamanashi Chuo Bank Ltd.(a)	21,900	832,746
Total Banks		42,747,938
Beverages — 0.3%
Ito En Ltd.	17,900	323,968
Takara Holdings, Inc.	51,011	703,216
Total Beverages		1,027,184
Broadline Retail — 0.5%
Aeon Kyushu Co. Ltd.	9,800	168,715
Belluna Co. Ltd.	45,584	265,609
Izumi Co. Ltd.	84,400	499,052
Kintetsu Department Store Co. Ltd.(a)	11,100	124,711
Matsuya Co. Ltd.	10,800	115,824
Mr. Max Holdings Ltd.	32,100	151,094
Seria Co. Ltd.	25,300	565,854
Treasure Factory Co. Ltd.	9,800	135,611
Total Broadline Retail		2,026,470
Building Products — 1.5%
Bunka Shutter Co. Ltd.	32,300	381,181
Central Glass Co. Ltd.	12,286	334,128
Kondotec, Inc.(a)	14,100	131,348
Nichias Corp.	91,500	2,223,812
Nitto Boseki Co. Ltd.(a)	27,000	716,844
Sanko Metal Industrial Co. Ltd.	9,900	76,081
Shin Nippon Air Technologies Co. Ltd.(a)	26,600	613,752
Sinko Industries Ltd.(a)	32,200	248,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
June 30, 2026

Investments	Shares	Value
Takara Standard Co. Ltd.	49,731	$948,568
Total Building Products		5,673,963
Capital Markets — 2.0%
GMO Financial Holdings, Inc.	135,400	819,773
Ichiyoshi Securities Co. Ltd.(a)	32,088	277,395
IwaiCosmo Holdings, Inc.	26,800	657,117
M&A Capital Partners Co. Ltd.	8,900	187,008
Matsui Securities Co. Ltd.	201,400	1,190,865
Monex Group, Inc.	127,700	490,293
Nihon M&A Center Holdings, Inc.	221,100	866,171
Okasan Securities Group, Inc.	151,800	895,716
SBI Global Asset Management Co. Ltd.(a)	71,944	252,319
Sparx Group Co. Ltd.	22,600	305,922
Strike Group Co. Ltd.	38,200	295,446
Tokai Tokyo Financial Holdings, Inc.	198,900	922,754
Traders Holdings Co. Ltd.	21,100	153,195
Total Capital Markets		7,313,974
Chemicals — 10.7%
ADEKA Corp.	67,925	1,753,658
Aica Kogyo Co. Ltd.(a)	44,915	1,020,865
Arakawa Chemical Industries Ltd.	23,900	308,961
Artience Co. Ltd.	25,502	677,072
Asahi Yukizai Corp.	8,800	388,765
C Uyemura & Co. Ltd.	6,100	1,029,897
Carlit Co. Ltd.(a)	14,800	197,151
Chugoku Marine Paints Ltd.	34,800	708,740
Dai Nippon Toryo Co. Ltd.(a)	24,300	199,603
Daicel Corp.	171,000	1,442,492
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	60,668	391,575
DIC Corp.	37,800	1,119,173
DKS Co. Ltd.	4,800	362,677
Fujimi, Inc.	36,400	1,024,642
Fuso Chemical Co. Ltd.	25,400	703,276
Harima Chemicals Group, Inc.	29,500	187,500
Hodogaya Chemical Co. Ltd.	11,000	140,981
Hokko Chemical Industry Co. Ltd.	14,100	185,224
Ise Chemicals Corp.(a)	15,600	427,614
Ishihara Sangyo Kaisha Ltd.	42,800	749,214
JCU Corp.	10,900	513,060
JSP Corp.	19,123	293,096
Kaneka Corp.	33,400	1,170,772
Kanto Denka Kogyo Co. Ltd.	20,000	437,471
KeePer Technical Laboratory Co. Ltd.(a)	7,000	116,979
KH Neochem Co. Ltd.	19,100	348,565
Koatsu Gas Kogyo Co. Ltd.	27,700	186,456
Konishi Co. Ltd.	34,600	314,652
Kureha Corp.	28,792	682,930
Kuriyama Holdings Corp.	16,000	153,773
Lintec Corp.	42,565	1,856,858
MEC Co. Ltd.	4,300	287,328
Moriroku Co. Ltd.	10,800	156,360
Nicca Chemical Co. Ltd.(a)	14,800	150,709
Nihon Nohyaku Co. Ltd.	47,600	293,171
Nippon Carbide Industries Co., Inc.	11,200	247,396
Nippon Chemical Industrial Co. Ltd.	7,100	203,575
Nippon Kayaku Co. Ltd.	111,300	1,364,842
Nippon Shokubai Co. Ltd.	134,100	1,719,104
Nippon Soda Co. Ltd.	36,336	790,326
Okura Industrial Co. Ltd.	9,700	284,689
Osaka Organic Chemical Industry Ltd.	8,800	322,707
Osaka Soda Co. Ltd.	26,000	301,394
PILLAR Corp.	10,100	669,294
Rasa Industries Ltd.(a)	31,200	392,196
Riken Technos Corp.	48,000	497,647
Sakai Chemical Industry Co. Ltd.	13,800	393,982
Sakata INX Corp.	45,000	656,207
Sanyo Chemical Industries Ltd.	16,535	496,482
Shin-Etsu Polymer Co. Ltd.	51,900	766,725
Soken Chemical & Engineering Co. Ltd.	13,100	275,662
Stella Chemifa Corp.	9,300	376,521
Sumitomo Seika Chemicals Co. Ltd.	39,000	305,233
T Hasegawa Co. Ltd.	19,600	384,704
Takasago International Corp.	77,900	536,349
Tayca Corp.	20,000	290,417
Teijin Ltd.	110,500	1,105,510
Toagosei Co. Ltd.	72,700	778,553
Tokai Carbon Co. Ltd.	89,200	940,984
Tokuyama Corp.	44,300	1,332,612
Toyobo Co. Ltd.	47,853	470,212
UBE Corp.	72,393	1,416,457
Valqua Ltd.	12,537	553,857
Zacros Corp.	37,200	315,179
Zeon Corp.	130,600	1,892,404
Total Chemicals		40,062,480
Commercial Services & Supplies — 1.2%
CTS Co. Ltd.	26,000	133,259
Daiei Kankyo Co. Ltd.	15,200	353,989
grems, Inc.	7,900	117,680
Itoki Corp.(a)	19,800	321,990
Japan Elevator Service Holdings Co. Ltd.	24,500	262,147
Kokuyo Co. Ltd.	144,700	709,144
Matsuda Sangyo Co. Ltd.	4,200	147,817
Nippon Air Conditioning Services Co. Ltd.	24,600	239,605
Nippon Kanzai Holdings Co. Ltd.	7,800	127,228
Nippon Parking Development Co. Ltd.	98,300	151,812
Okamura Corp.	56,076	788,739
Park24 Co. Ltd.	16,600	205,604
Pilot Corp.	38,700	402,299
Sato Corp.	10,138	148,210
TRE Holdings Corp.	13,600	174,723
Total Commercial Services & Supplies		4,284,246
Construction & Engineering — 6.8%
Asahi Kogyosha Co. Ltd.	18,200	501,683
Asanuma Corp.	71,400	369,026
CTI Engineering Co. Ltd.	6,600	115,452
Dai-Dan Co. Ltd.	79,000	1,396,019
Daiho Corp.	54,000	250,854
Hazama Ando Corp.	170,200	1,879,243
INFRONEER Holdings, Inc.	134,700	2,218,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
June 30, 2026

Investments	Shares	Value
JDC Corp.	42,200	$135,019
Kawada Technologies, Inc.	34,900	279,157
Kumagai Gumi Co. Ltd.	82,100	721,864
Mirait One Corp.	30,500	723,255
Mitsubishi Kakoki Kaisha Ltd.	12,200	273,989
Miyaji Engineering Group, Inc.	13,100	123,484
Nippon Densetsu Kogyo Co. Ltd.	23,200	624,519
Nippon Rietec Co. Ltd.(a)	14,100	234,328
Nishimatsu Construction Co. Ltd.	21,907	715,474
Nittoc Construction Co. Ltd.	20,200	136,717
Okumura Corp.	20,770	718,212
Oriental Shiraishi Corp.	58,100	120,472
Penta-Ocean Construction Co. Ltd.	81,193	848,524
PS Construction Co. Ltd.	39,600	537,502
Raito Kogyo Co. Ltd.	28,100	703,689
Raiznext Corp.	32,900	455,671
Sanki Engineering Co. Ltd.	124,700	2,272,644
Seikitokyu Kogyo Co. Ltd.	19,900	177,419
SHO-BOND Holdings Co. Ltd.	89,800	690,110
Taihei Dengyo Kaisha Ltd.(a)	19,200	301,364
Taikisha Ltd.	23,830	727,986
Takamatsu Construction Group Co. Ltd.	9,900	218,680
Techno Ryowa Ltd.(a)	5,400	190,051
Toa Corp.	90,200	1,149,387
TOA Road Corp.(a)	54,000	513,336
Toda Corp.	142,949	1,432,348
Toenec Corp.	65,300	902,408
Tokyo Energy & Systems, Inc.	17,100	219,057
Tokyu Construction Co. Ltd.	63,700	459,353
Totetsu Kogyo Co. Ltd.	23,779	616,696
Yahagi Construction Co. Ltd.	25,700	287,638
Yokogawa Bridge Holdings Corp.	17,400	304,052
Yondenko Corp.	26,100	330,977
Yurtec Corp.	37,500	556,760
Total Construction & Engineering		25,432,690
Construction Materials — 0.5%
Asia Pile Holdings Corp.	36,700	328,556
Maeda Kosen Co. Ltd.	15,800	171,100
Shinagawa Refra Co. Ltd.(a)	36,500	432,318
Sumitomo Osaka Cement Co. Ltd.	16,040	599,162
Vertex Corp.	27,300	221,390
Yotai Refractories Co. Ltd.	19,800	212,954
Total Construction Materials		1,965,480
Consumer Finance — 0.1%
Muninova Holdings, Inc.	106,400	286,745
Consumer Staples Distribution & Retail — 2.4%
Aeon Hokkaido Corp.(a)	30,800	157,861
Ain Holdings, Inc.	6,700	228,054
Arcs Co. Ltd.	21,094	440,635
Axial Retailing, Inc.	56,600	388,303
Belc Co. Ltd.	5,800	231,964
Cawachi Ltd.	12,200	261,603
Create SD Holdings Co. Ltd.	24,700	493,924
Eco's Co. Ltd.(a)	8,700	122,584
Fuji Co. Ltd.	19,000	232,407
G-7 Holdings, Inc.	29,900	251,673
H2O Retailing Corp.	39,900	700,782
Halows Co. Ltd.	5,700	130,466
Heiwado Co. Ltd.	26,963	419,397
JM Holdings Co. Ltd.	22,600	169,787
Kato Sangyo Co. Ltd.	12,716	466,312
Kusuri no Aoki Holdings Co. Ltd.	9,800	217,436
Lacto Japan Co. Ltd.	6,900	139,252
Life Corp.	50,400	817,750
Okuwa Co. Ltd.(a)	22,800	107,038
Qol Holdings Co. Ltd.(a)	12,300	140,917
Retail Partners Co. Ltd.	28,200	233,373
San-A Co. Ltd.	28,800	569,709
Shoei Foods Corp.	5,800	147,208
Toho Co. Ltd.	24,300	201,846
Trial Holdings, Inc.(a)	14,400	265,097
United Super Markets Holdings, Inc.(a)	41,626	204,897
Valor Holdings Co. Ltd.	30,691	735,527
Yamatane Corp.	12,600	156,836
Yokorei Co. Ltd.(a)	28,600	366,728
Total Consumer Staples Distribution & Retail		8,999,366
Containers & Packaging — 1.0%
FP Corp.	29,800	475,810
Fuji Seal International, Inc.	35,410	616,802
Hokkan Holdings Ltd.(a)	16,300	233,881
Kohsoku Corp.(a)	20,300	424,048
Nihon Yamamura Glass Co. Ltd.	13,600	234,972
Pack Corp.	33,000	274,112
Rengo Co. Ltd.	128,000	1,116,382
Tomoku Co. Ltd.	16,200	385,750
Total Containers & Packaging		3,761,757
Distributors — 0.6%
Central Automotive Products Ltd.	28,700	356,885
GSI Creos Corp.(a)	14,600	211,196
Happinet Corp.(a)	21,300	394,481
PALTAC Corp.	22,900	935,585
Yamae Group Holdings Co. Ltd.	11,000	192,893
Total Distributors		2,091,040
Diversified Consumer Services — 0.3%
Aucnet, Inc.	54,400	456,555
JP-Holdings, Inc.	33,300	119,247
Nagase Brothers, Inc.	13,300	188,217
San Holdings, Inc.	15,900	131,485
Waseda Academy Co. Ltd.(a)	12,200	174,302
Total Diversified Consumer Services		1,069,806
Diversified Telecommunication Services — 0.2%
Asahi Net, Inc.	52,000	195,490
U-Next Holdings Co. Ltd.	19,400	196,716
Vision, Inc.	25,100	149,650
Total Diversified Telecommunication Services		541,856
Electric Utilities — 0.8%
Chugoku Electric Power Co., Inc.	203,400	1,112,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
June 30, 2026

Investments	Shares	Value
Hokkaido Electric Power Co., Inc.(a)	71,700	$409,046
Hokuriku Electric Power Co.	81,700	436,890
Okinawa Electric Power Co., Inc.(a)	29,000	161,304
Shikoku Electric Power Co., Inc.	96,300	871,011
Total Electric Utilities		2,990,459
Electrical Equipment — 1.2%
Cosel Co. Ltd.	15,800	146,115
Daihen Corp.	5,000	555,299
Mabuchi Motor Co. Ltd.	97,600	942,521
Mirai Industry Co. Ltd.	9,500	180,326
Nitto Kogyo Corp.	34,300	1,005,627
Sanyo Denki Co. Ltd.	6,400	256,748
Sinfonia Technology Co. Ltd.	5,600	548,888
SWCC Corp.	7,400	613,309
Toyo Tanso Co. Ltd.	6,300	285,298
Total Electrical Equipment		4,534,131
Electronic Equipment, Instruments & Components — 8.5%
A&D HOLON Holdings Co. Ltd.	15,400	272,230
Ai Holdings Corp.	20,900	344,636
Alps Alpine Co. Ltd.	97,400	1,225,553
Amano Corp.	44,435	995,191
Anritsu Corp.	63,000	1,704,033
Chino Corp.	20,900	208,711
Citizen Watch Co. Ltd.	149,300	2,223,079
Daitron Co. Ltd.	20,300	459,022
Daiwabo Holdings Co. Ltd.	46,295	982,442
Dexerials Corp.	67,100	1,756,305
Enplas Corp.	2,600	202,849
ESPEC Corp.	17,100	445,058
FTGroup Co. Ltd.(a)	21,700	141,796
Furuno Electric Co. Ltd.	12,300	430,623
Hakuto Co. Ltd.	18,934	530,653
Hioki EE Corp.	7,000	524,596
Hochiki Corp.	43,500	518,708
Hokuriku Electric Industry Co. Ltd.	9,600	148,969
Iriso Electronics Co. Ltd.	14,400	258,185
Japan Aviation Electronics Industry Ltd.	19,800	281,543
Jeol Ltd.	16,200	742,593
Kaga Electronics Co. Ltd.	26,900	695,982
Koa Corp.	18,200	324,526
Kohoku Kogyo Co. Ltd.	5,200	170,214
Kuroda Group Co. Ltd.	76,200	494,638
Kyosan Electric Manufacturing Co. Ltd.	54,900	315,838
Macnica Holdings, Inc.	88,200	1,706,204
Marubun Corp.	33,700	343,169
Maxell Ltd.	19,600	256,871
Meiko Electronics Co. Ltd.	4,200	801,107
Miraini Holdings Co. Ltd.	30,716	423,721
Nagano Keiki Co. Ltd.	10,000	278,111
Nichicon Corp.	28,100	717,520
Nippon Signal Co. Ltd.	58,200	560,783
Nohmi Bosai Ltd.	34,991	880,561
Oki Electric Industry Co. Ltd.	35,500	763,406
Optex Group Co. Ltd.	17,800	457,253
Osaki Electric Co. Ltd.	30,100	275,211
Restar Corp.	21,900	564,596
Rigaku Holdings Corp.(a)	69,600	1,070,604
Riken Keiki Co. Ltd.	10,300	234,170
RYODEN Corp.	15,361	377,114
Ryoyo Ryosan Holdings, Inc.	37,900	625,895
Sanshin Electronics Co. Ltd.(a)	20,900	351,452
Santec Holdings Corp.	5,100	834,389
Siix Corp.	27,200	218,236
Sumida Corp.	17,900	150,777
Sun-Wa Technos Corp.	14,700	329,682
Suzuki Co. Ltd.	16,000	320,443
Tachibana Eletech Co. Ltd.	12,000	238,117
Takachiho Koheki Co. Ltd.(a)	18,900	250,372
Tokyo Electron Device Ltd.	14,700	350,937
Tomen Devices Corp.	4,900	524,295
Tsuzuki Denki Co. Ltd.	10,900	261,895
V Technology Co. Ltd.	5,000	279,957
Yashima Denki Co. Ltd.	12,100	207,492
Yokowo Co. Ltd.	15,500	582,710
Total Electronic Equipment, Instruments & Components		31,635,023
Energy Equipment & Services — 0.1%
Toyo Kanetsu KK	25,400	380,863
Entertainment — 0.2%
Anycolor, Inc.	8,100	111,638
Daiichikosho Co. Ltd.	52,900	557,236
Total Entertainment		668,874
Financial Services — 0.4%
GMO Financial Gate, Inc.	2,500	105,369
Japan Investment Adviser Co. Ltd.	40,900	511,612
Japan Securities Finance Co. Ltd.	54,400	782,235
J-Lease Co. Ltd.	12,500	101,061
Total Financial Services		1,500,277
Food Products — 4.0%
Ariake Japan Co. Ltd.	11,228	346,806
Calbee, Inc.	40,100	728,844
Chubu Shiryo Co. Ltd.(a)	26,000	294,835
Ezaki Glico Co. Ltd.	14,000	460,421
Feed One Co. Ltd.	34,400	259,707
Fuji Oil Co. Ltd.	18,400	448,098
Fujicco Co. Ltd.	16,700	153,719
Fujiya Co. Ltd.	8,200	118,617
Hokuto Corp.	12,591	141,617
House Foods Group, Inc.	26,200	604,039
Itoham Yonekyu Holdings, Inc.(a)	21,600	624,642
J-Oil Mills, Inc.(a)	18,500	232,666
Kakiyasu Honten Co. Ltd.	9,400	145,056
Kameda Seika Co. Ltd.(a)	21,900	164,797
Kanro, Inc.	19,700	131,879
Kenko Mayonnaise Co. Ltd.	10,300	126,243
Kotobuki Spirits Co. Ltd.(a)	41,000	627,897
Kyokuyo Co. Ltd.(a)	6,500	174,773
Marudai Food Co. Ltd.	19,500	267,919
Megmilk Snow Brand Co. Ltd.	24,200	541,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
June 30, 2026

Investments	Shares	Value
Mitsui DM Sugar Co. Ltd.	19,098	$377,788
Miyoshi Oil & Fat Co. Ltd.	12,500	140,594
Morinaga & Co. Ltd.	45,474	727,192
Morinaga Milk Industry Co. Ltd.	129,200	1,007,605
Nichimo Co. Ltd.	10,900	152,845
Nippn Corp.	33,983	586,718
Nisshin Oillio Group Ltd.	57,400	650,198
Nissui Corp.	130,200	1,028,622
Prima Meat Packers Ltd.	27,100	393,515
Riken Vitamin Co. Ltd.	28,000	527,180
S Foods, Inc.	19,500	316,991
S&B Foods, Inc.	9,300	299,271
Sakata Seed Corp.	14,100	362,640
Shimadaya Corp.	9,600	96,576
Showa Sangyo Co. Ltd.	14,800	308,703
Starzen Co. Ltd.	42,300	312,321
Umios Corp.	69,696	560,913
Warabeya Nichiyo Holdings Co. Ltd.	8,000	129,654
Wellneo Sugar Co. Ltd.(a)	27,800	442,337
Total Food Products		15,015,490
Gas Utilities — 0.6%
Hokkaido Gas Co. Ltd.	67,600	313,616
Nippon Gas Co. Ltd.	84,900	1,499,234
Saibu Gas Holdings Co. Ltd.	30,900	427,400
Total Gas Utilities		2,240,250
Ground Transportation — 1.5%
Keikyu Corp.	80,700	731,154
Maruzen Showa Unyu Co. Ltd.	9,300	420,581
Nagoya Railroad Co. Ltd.(a)	54,700	621,128
NANKAI Co. Ltd.	22,800	398,903
Nishi-Nippon Railroad Co. Ltd.	16,000	287,020
Sakai Moving Service Co. Ltd.	27,400	490,427
Seino Holdings Co. Ltd.	117,500	1,901,400
Sotetsu Holdings, Inc.	25,300	386,836
Zero Co. Ltd.	13,900	310,457
Total Ground Transportation		5,547,906
Health Care Equipment & Supplies — 0.9%
Eiken Chemical Co. Ltd.	16,070	251,741
Japan Lifeline Co. Ltd.	39,600	315,533
Mizuho Medy Co. Ltd.	14,800	150,163
Nagaileben Co. Ltd.	19,926	214,432
Nakanishi, Inc.	34,700	638,382
Nihon Kohden Corp.	44,300	389,235
Nipro Corp.	34,300	332,712
PHC Holdings Corp.	78,300	495,262
Rion Co. Ltd.	10,100	241,120
Shofu, Inc.	17,400	216,583
Tauns Laboratories, Inc.(a)	84,100	244,240
Total Health Care Equipment & Supplies		3,489,403
Health Care Providers & Services — 1.2%
Alfresa Holdings Corp.	83,200	1,112,917
As One Corp.	30,400	423,664
Charm Care Corp. KK	16,900	138,091
Elan Corp.	21,400	97,964
Falco Holdings Co. Ltd.	11,800	187,174
France Bed Holdings Co. Ltd.	21,200	160,573
HU Group Holdings, Inc.	26,200	531,174
Ship Healthcare Holdings, Inc.	33,914	451,978
Suzuken Co. Ltd.	17,100	519,339
Toho Holdings Co. Ltd.(a)	15,800	379,628
Tokai Corp.	12,700	181,367
Vital KSK Holdings, Inc.	36,000	335,357
Total Health Care Providers & Services		4,519,226
Health Care Technology — 0.1%
EM Systems Co. Ltd.(a)	59,500	179,388
JMDC, Inc.	5,400	95,590
Total Health Care Technology		274,978
Hotels, Restaurants & Leisure — 1.5%
Create Restaurants Holdings, Inc.(a)	54,700	247,711
Curves Holdings Co. Ltd.	47,900	270,556
Doutor Nichires Holdings Co. Ltd.	15,700	262,077
Fuji Kyuko Co. Ltd.(a)	10,800	169,517
Hiday Hidaka Corp.	12,098	189,742
HIS Co. Ltd.	12,700	76,344
Ichibanya Co. Ltd.	23,780	128,173
Kisoji Co. Ltd.(a)	9,500	135,961
KOMEDA Holdings Co. Ltd.	16,000	273,386
Koshidaka Holdings Co. Ltd.	34,000	200,831
Kura Sushi, Inc.(a)	10,700	105,798
Kyoritsu Maintenance Co. Ltd.	17,400	325,250
Monogatari Corp.	6,400	187,245
MOS Food Services, Inc.(a)	6,500	145,778
Ohsho Food Service Corp.(a)	22,800	399,815
Resorttrust, Inc.	82,816	886,377
Round One Corp.	58,300	416,826
Royal Holdings Co. Ltd.(a)	21,500	161,523
Saizeriya Co. Ltd.	5,800	193,422
St. Marc Holdings Co. Ltd.	11,500	177,674
Tokyotokeiba Co. Ltd.	8,942	265,193
Toridoll Holdings Corp.(a)	7,900	186,897
Yoshinoya Holdings Co. Ltd.	7,700	148,386
Total Hotels, Restaurants & Leisure		5,554,482
Household Durables — 1.8%
&Do Holdings Co. Ltd.	21,100	122,686
Casio Computer Co. Ltd.	123,500	1,457,836
Cleanup Corp.	42,100	235,724
ES-Con Japan Ltd.	75,200	498,788
Eslead Corp.(a)	9,700	290,955
Foster Electric Co. Ltd.	17,200	323,839
Fuji Corp. Ltd.(a)	26,300	123,146
Hoosiers Holdings Co. Ltd.(a)	36,300	266,233
JVCKenwood Corp.	36,800	254,504
Ki-Star Real Estate Co. Ltd.	24,500	557,007
LEC, Inc.	18,700	106,430
Noritz Corp.	28,300	397,706
Sangetsu Corp.	41,000	748,482
Tamron Co. Ltd.	89,528	636,239
TASUKI Holdings, Inc.	54,000	398,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
June 30, 2026

Investments	Shares	Value
Zojirushi Corp.	29,900	$245,418
Total Household Durables		6,663,369
Household Products — 0.4%
Earth Corp.	8,600	248,171
Pigeon Corp.	77,200	983,496
ST Corp.	22,900	209,943
Transaction Co. Ltd.	24,200	208,758
Total Household Products		1,650,368
Independent Power and Renewable Electricity Producers — 0.0%
eRex Co. Ltd.(a)	23,600	108,180
Industrial Conglomerates — 0.5%
Keihan Holdings Co. Ltd.	14,800	289,762
Mie Kotsu Group Holdings, Inc.	38,500	124,603
Mitsui Matsushima Holdings Co. Ltd.	14,300	131,540
Nisshinbo Holdings, Inc.	58,300	887,817
TOKAI Holdings Corp.	78,500	554,970
Total Industrial Conglomerates		1,988,692
Insurance — 0.1%
FP Partner, Inc.(a)	12,200	161,240
Zenhoren Co. Ltd.	29,800	183,540
Total Insurance		344,780
Interactive Media & Services — 0.2%
Kamakura Shinsho Ltd.(a)	40,300	118,030
LIFULL Co. Ltd.	96,000	115,773
MTI Ltd.	28,100	92,327
Sharingtechnology, Inc.	19,900	171,175
ZIGExN Co. Ltd.	34,100	79,939
Total Interactive Media & Services		577,244
IT Services — 1.6%
Avant Group Corp.	12,900	86,357
Base Co. Ltd.	13,500	237,896
Business Brain Showa-Ota, Inc.	21,900	134,209
Business Engineering Corp.	30,200	183,588
Change Holdings, Inc.(a)	23,900	132,790
Comture Corp.	17,500	138,256
Dentsu Soken, Inc.	44,700	588,849
Digital Information Technologies Corp.	20,300	103,046
Double Standard, Inc.	12,300	89,530
DTS Corp.	91,228	561,317
Future Corp.	28,200	265,820
ID Holdings Corp.	30,600	201,647
Ines Corp.(a)	11,000	144,501
Itfor, Inc.	19,500	192,210
Japan Business Systems, Inc.	18,900	166,294
JBCC Holdings, Inc.	47,900	366,047
Mitsubishi Research Institute, Inc.	9,800	267,725
NCD Co. Ltd.	8,100	121,556
NSD Co. Ltd.	33,300	505,058
Ryoyu Systems Co. Ltd.	8,500	140,581
Simplex Holdings, Inc.	61,200	352,834
Softcreate Holdings Corp.	12,400	132,221
Startia Holdings, Inc.	11,600	215,905
TDC Soft, Inc.	19,200	106,558
TechMatrix Corp.	12,600	132,648
Uchida Yoko Co. Ltd.	30,900	377,778
Total IT Services		5,945,221
Leisure Products — 0.6%
Daikoku Denki Co. Ltd.	6,800	93,261
GLOBERIDE, Inc.(a)	12,900	185,176
Mamiya-Op Co. Ltd.(a)	14,800	94,523
Mizuno Corp.	23,269	479,625
Roland Corp.	20,800	528,559
Tomy Co. Ltd.	27,100	531,245
Yonex Co. Ltd.	12,900	183,430
Total Leisure Products		2,095,819
Life Sciences Tools & Services — 0.0%
Shin Nippon Biomedical Laboratories Ltd.	19,800	140,467
Machinery — 6.1%
Aida Engineering Ltd.	20,900	148,013
Anest Iwata Corp.	28,100	292,022
Bando Chemical Industries Ltd.	21,500	291,429
CKD Corp.	18,800	864,089
Daihatsu Infinearth Mfg Co. Ltd.	9,600	151,273
DMG Mori Co. Ltd.(a)	57,700	1,234,768
Furukawa Co. Ltd.(a)	11,900	259,197
Galilei Holdings Co. Ltd.	15,500	314,244
Glory Ltd.	21,800	524,327
Harmonic Drive Systems, Inc.	6,900	330,724
Hosokawa Micron Corp.	4,800	144,864
Kanadevia Corp.	44,000	343,553
Kitz Corp.	42,589	661,666
Kyokuto Kaihatsu Kogyo Co. Ltd.	26,580	346,386
Max Co. Ltd.	73,800	771,943
Meidensha Corp.	18,900	1,136,151
METAWATER Co. Ltd.	12,400	253,684
Mitsuboshi Belting Ltd.	17,446	424,007
Miura Co. Ltd.	35,500	686,737
Morita Holdings Corp.	14,005	208,793
Nabtesco Corp.	32,000	1,012,226
Nachi-Fujikoshi Corp.(a)	6,600	240,812
Nikkiso Co. Ltd.	13,600	338,902
Nissei ASB Machine Co. Ltd.	7,700	429,239
Nomura Micro Science Co. Ltd.	9,200	278,505
Noritake Co. Ltd.	19,900	499,566
NSK Ltd.	292,400	2,043,786
NTN Corp.	202,800	496,128
Obara Group, Inc.	7,479	279,787
Oiles Corp.	14,100	239,793
OKUMA Corp.	22,440	638,579
OSG Corp.(a)	31,400	701,706
Ryobi Ltd.	9,200	146,894
Shibaura Machine Co. Ltd.	8,861	245,344
Shinmaywa Industries Ltd.	23,585	290,958
Shinwa Co. Ltd.	5,900	116,167
Takeuchi Manufacturing Co. Ltd.	23,100	1,004,873
Takuma Co. Ltd.	33,800	752,844
Teikoku Corp.	11,800	226,525
Tocalo Co. Ltd.	36,200	722,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
June 30, 2026

Investments	Shares	Value
Tsubakimoto Chain Co.	55,735	$875,848
Tsugami Corp.	20,000	988,156
Union Tool Co.	3,000	415,690
YAMABIKO Corp.	18,300	425,058
Total Machinery		22,798,031
Marine Transportation — 0.3%
Iino Kaiun Kaisha Ltd.	53,800	461,450
Japan Transcity Corp.	22,500	155,607
NS United Kaiun Kaisha Ltd.	12,600	498,496
Total Marine Transportation		1,115,553
Media — 0.6%
Intage Holdings, Inc.	18,700	198,477
SKY Perfect JSAT Corp.	100,200	1,650,425
ValueCommerce Co. Ltd.(a)	23,200	64,950
Vector, Inc.	26,800	288,406
Zenrin Co. Ltd.	38,180	203,439
Total Media		2,405,697
Metals & Mining — 3.0%
Aichi Steel Corp.	31,700	585,141
Araya Industrial Co. Ltd.	12,800	196,972
ARE Holdings, Inc.	41,600	749,197
Chubu Steel Plate Co. Ltd.	21,900	267,341
Daido Steel Co. Ltd.	101,800	1,727,202
Daiki Aluminium Industry Co. Ltd.	38,800	354,040
Dowa Holdings Co. Ltd.	24,200	1,290,369
Godo Steel Ltd.(a)	14,200	225,155
Kurimoto Ltd.(a)	50,700	429,246
Kyoei Steel Ltd.	27,214	291,354
Mitsubishi Materials Corp.	63,300	1,680,600
Mitsubishi Steel Manufacturing Co. Ltd.	12,900	170,809
Mory Industries, Inc.	26,500	152,453
Nippon Denko Co. Ltd.	87,400	233,389
Nippon Light Metal Holdings Co. Ltd.	30,800	515,655
Nippon Yakin Kogyo Co. Ltd.	12,500	359,176
OSAKA Titanium Technologies Co. Ltd.(a)	8,600	143,929
Tokyo Rope Manufacturing Co. Ltd.	19,400	229,780
Tokyo Tekko Co. Ltd.	27,800	311,825
Topy Industries Ltd.	22,000	366,836
UACJ Corp.	62,200	976,294
Total Metals & Mining		11,256,763
Oil, Gas & Consumable Fuels — 0.9%
Itochu Enex Co. Ltd.	84,881	1,041,917
Iwatani Corp.	101,400	1,184,794
Sala Corp.	47,300	312,277
San-Ai Obbli Co. Ltd.	49,816	640,612
Total Oil, Gas & Consumable Fuels		3,179,600
Paper & Forest Products — 0.4%
Chuetsu Pulp & Paper Co. Ltd.	17,900	221,595
Daio Paper Corp.	40,600	229,573
Hokuetsu Corp.(a)	71,800	387,440
Nippon Paper Industries Co. Ltd.	27,000	211,980
Tokushu Tokai Paper Co. Ltd.(a)	30,400	349,406
Total Paper & Forest Products		1,399,994
Personal Care Products — 0.6%
Milbon Co. Ltd.	21,200	347,235
MTG Co. Ltd.	4,900	224,913
Noevir Holdings Co. Ltd.	19,800	534,822
Pola Orbis Holdings, Inc.(a)	126,400	984,213
Shinnihonseiyaku Co. Ltd.	11,100	133,043
Total Personal Care Products		2,224,226
Pharmaceuticals — 1.0%
ASKA Pharmaceutical Holdings Co. Ltd.	12,500	177,050
Daito Pharmaceutical Co. Ltd.	19,100	144,785
Fuji Pharma Co. Ltd.(a)	14,400	176,583
Fuso Pharmaceutical Industries Ltd.	11,500	148,380
JCR Pharmaceuticals Co. Ltd.(a)	64,600	184,032
Kyorin Pharmaceutical Co. Ltd.	26,485	188,381
Mochida Pharmaceutical Co. Ltd.	14,022	275,220
Nippon Shinyaku Co. Ltd.	36,800	909,330
Towa Pharmaceutical Co. Ltd.	21,100	495,287
Tsumura & Co.	41,900	958,782
ZERIA Pharmaceutical Co. Ltd.	17,800	223,534
Total Pharmaceuticals		3,881,364
Professional Services — 1.6%
Altech Corp.	26,880	125,862
Bell System24 Holdings, Inc.	42,400	352,975
Copro-Holdings Co. Ltd.	14,100	66,715
Dip Corp.(a)	22,600	259,200
en, Inc./Japan	13,100	91,565
Funai Soken Holdings, Inc.	62,520	410,068
Insource Co. Ltd.(a)	20,500	77,320
JAC Recruitment Co. Ltd.	74,600	391,991
MEITEC Group Holdings, Inc.	60,100	1,148,935
Nomura Co. Ltd.	63,900	425,803
Open Up Group, Inc.	50,700	598,012
Quick Co. Ltd.	21,000	92,903
SMS Co. Ltd.	14,800	203,435
Space Co. Ltd.	16,600	146,058
Tanseisha Co. Ltd.	37,900	317,845
TKC Corp.	15,000	315,182
Transcosmos, Inc.	14,200	314,099
UT Group Co. Ltd.	532,500	566,820
Weathernews, Inc.	10,300	126,813
Total Professional Services		6,031,601
Real Estate Management & Development — 2.5%
Airport Facilities Co. Ltd.	39,600	225,868
Aoyama Zaisan Networks Co. Ltd.(a)	15,700	120,557
Arealink Co. Ltd.	29,600	149,525
AZOOM Co. Ltd.	4,500	115,459
B-Lot Co. Ltd.	17,400	155,238
Cosmos Initia Co. Ltd.	21,500	171,974
Dear Life Co. Ltd.(a)	39,600	248,528
FaithNetwork Co. Ltd.	30,000	138,994
Global Link Management KK	11,200	125,627
Good Com Asset Co. Ltd.	19,000	171,850
Heiwa Real Estate Co. Ltd.	37,136	550,214
Ichigo, Inc.	186,200	504,095
JALCO Holdings, Inc.(a)	101,200	208,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
June 30, 2026

Investments	Shares	Value
Japan Property Management Center Co. Ltd.	28,000	$220,692
JINUSHI Co. Ltd.	11,100	195,876
JSB Co. Ltd.	9,400	519,379
Kasumigaseki Capital Co. Ltd.(a)	4,200	174,176
Katitas Co. Ltd.	39,300	799,179
Keihanshin Building Co. Ltd.	42,800	285,202
LA Holdings Co. Ltd.	28,800	492,449
Leopalace21 Corp.	101,000	405,181
Loadstar Capital KK	10,920	169,251
Mugen Estate Co. Ltd.	26,900	295,275
Relo Group, Inc.	51,400	631,253
Star Mica Holdings Co. Ltd.	21,400	211,860
Starts Corp., Inc.	31,000	865,005
Sun Frontier Fudousan Co. Ltd.	33,200	496,187
Tosei Corp.	51,400	535,743
Urbanet Corp. Co. Ltd.(a)	40,200	125,652
Total Real Estate Management & Development		9,308,885
Semiconductors & Semiconductor Equipment — 2.7%
Ferrotec Corp.	25,800	1,512,838
Japan Electronic Materials Corp.	5,800	275,859
Japan Material Co. Ltd.	28,900	456,994
Micronics Japan Co. Ltd.	8,800	900,981
Mitsui High-Tec, Inc.	69,400	406,942
Optorun Co. Ltd.	24,100	554,586
Rorze Corp.	27,500	818,951
Shibaura Mechatronics Corp.	23,500	668,020
Tera Probe, Inc.	3,900	322,510
Tokyo Seimitsu Co. Ltd.	14,200	1,758,782
Towa Corp.	12,400	254,829
Tri Chemical Laboratories, Inc.(a)	7,400	158,677
Ulvac, Inc.	17,200	1,094,810
YAC Holdings Co. Ltd.	26,500	226,968
Yamaichi Electronics Co. Ltd.	12,700	743,910
Total Semiconductors & Semiconductor Equipment		10,155,657
Software — 1.0%
Celsys, Inc.	13,600	157,234
Computer Engineering & Consulting Ltd.	15,400	199,269
Cresco Ltd.	29,800	264,767
Cybozu, Inc.(a)	15,200	211,271
Digital Arts, Inc.	2,800	63,830
Focus Systems Corp.	13,800	136,365
Fukui Computer Holdings, Inc.	5,800	109,737
I'll, Inc.	9,360	127,334
Intelligent Wave, Inc.	19,700	113,091
Japan System Techniques Co. Ltd.	10,300	104,569
Justsystems Corp.	6,400	144,125
Miroku Jyoho Service Co. Ltd.(a)	20,100	214,449
NCS&A Co. Ltd.	12,400	90,029
NSW, Inc.	9,800	152,193
PCA Corp.(a)	17,000	133,887
Plus Alpha Consulting Co. Ltd.(a)	12,400	203,939
Pro-Ship, Inc.(a)	16,000	163,519
Soliton Systems KK	16,100	192,081
SRA Holdings	8,700	237,407
System Research Co. Ltd.(a)	12,500	133,595
Systena Corp.	215,200	524,345
WingArc1st, Inc.	15,700	226,432
Total Software		3,903,468
Specialty Retail — 3.4%
Alpen Co. Ltd.(a)	9,900	124,751
and ST HD Co. Ltd.	27,900	594,822
AOKI Holdings, Inc.	89,700	905,141
Aoyama Trading Co. Ltd.	151,800	642,599
ARCLANDS Corp.	19,936	235,761
Asahi Co. Ltd.	20,000	158,868
Autobacs Seven Co. Ltd.	55,400	496,989
Bic Camera, Inc.	69,200	703,815
DCM Holdings Co. Ltd.	67,145	630,033
EDION Corp.	37,939	526,162
Geo Holdings Corp.	13,900	172,505
Hard Off Corp. Co. Ltd.	14,900	244,873
Honeys Holdings Co. Ltd.	14,600	124,957
Japan Eyewear Holdings Co. Ltd.	16,300	233,480
JINS Holdings, Inc.	6,000	297,185
Joshin Corp.	27,500	664,975
Joyful Honda Co. Ltd.	27,500	382,910
Kohnan Shoji Co. Ltd.	16,900	437,253
Kojima Co. Ltd.	23,000	183,406
Komehyo Holdings Co. Ltd.	8,100	242,713
K's Holdings Corp.	68,000	797,256
KU Holdings Co. Ltd.	31,100	218,719
Nafco Co. Ltd.	16,300	214,726
Nextage Co. Ltd.	15,700	393,647
Nishimatsuya Chain Co. Ltd.	17,200	206,262
Nissan Tokyo Sales Holdings Co. Ltd.	63,900	215,457
Nojima Corp.	77,300	630,195
Scroll Corp.	47,300	473,800
Syuppin Co. Ltd.	17,000	113,281
United Arrows Ltd.	14,700	215,446
VT Holdings Co. Ltd.	74,900	206,923
World Co. Ltd.	38,500	378,308
Xebio Holdings Co. Ltd.	28,300	183,182
Yellow Hat Ltd.	51,200	554,450
Total Specialty Retail		12,804,850
Technology Hardware, Storage & Peripherals — 0.4%
Elecom Co. Ltd.	55,500	611,260
Konica Minolta, Inc.	75,900	256,526
Mimaki Engineering Co. Ltd.	15,900	174,628
Toshiba TEC Corp.	9,300	162,339
Wacom Co. Ltd.	84,000	398,486
Total Technology Hardware, Storage & Peripherals		1,603,239
Textiles, Apparel & Luxury Goods — 1.7%
Daidoh Ltd.(a)	46,700	206,885
Fujibo Holdings, Inc.	17,700	462,852
Goldwin, Inc.	51,600	690,222
Gunze Ltd.	19,766	470,054
Hagihara Industries, Inc.	13,500	142,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
June 30, 2026

Investments	Shares	Value
Japan Wool Textile Co. Ltd.	30,625	$321,278
Kurabo Industries Ltd.	14,176	870,491
Matsuoka Corp.	9,500	140,345
Morito Co. Ltd.	24,300	263,147
Onward Holdings Co. Ltd.	207,433	925,328
Seiko Group Corp.	29,200	1,448,097
Wacoal Holdings Corp.	13,600	368,190
Total Textiles, Apparel & Luxury Goods		6,309,759
Trading Companies & Distributors — 3.3%
Alconix Corp.	22,400	343,046
Chori Co. Ltd.	12,300	290,992
Daiichi Jitsugyo Co. Ltd.	18,400	345,301
Gecoss Corp.	22,300	211,028
Hanwa Co. Ltd.	106,610	1,111,197
Inaba Denki Sangyo Co. Ltd.	80,576	1,349,502
Inabata & Co. Ltd.	26,641	636,007
Japan Pulp & Paper Co. Ltd.	63,600	417,934
Kamei Corp.	18,200	381,301
Kanaden Corp.	12,900	199,780
Kanamoto Co. Ltd.	15,528	507,329
Kanematsu Corp.	120,300	1,525,910
KPP Group Holdings Co. Ltd.(a)	34,200	216,321
Meiwa Corp.	41,000	221,240
Nagase & Co. Ltd.	160,300	1,149,051
Nishio Holdings Co. Ltd.	7,600	183,307
Sanyo Trading Co. Ltd.	27,200	130,540
Seika Corp.	22,700	381,162
Senshu Electric Co. Ltd.	5,900	255,204
Shinsho Corp.	14,500	213,675
Tomoe Engineering Co. Ltd.	13,500	148,768
Totech Corp.	29,800	759,096
Trusco Nakayama Corp.	18,400	257,447
Tsubakimoto Kogyo Co. Ltd.	8,000	132,755
Wakita & Co. Ltd.	35,500	377,662
Yamazen Corp.	38,906	402,406
Yuasa Co. Ltd.	8,200	266,901
Total Trading Companies & Distributors		12,414,862
Wireless Telecommunication Services — 0.3%
Okinawa Cellular Telephone Co.	49,600	1,120,025
TOTAL COMMON STOCKS (COST: $308,232,354)		372,521,283
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree Japan Hedged Equity Fund(b)
(Cost: $36,271)	217	37,654
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)
(Cost: $92,256)	92,256	92,256
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.5%
United States — 1.5%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	2,945,193	2,945,193
WisdomTree Treasury Money Market Digital Fund, 3.45% (b)(c)	2,800,000	2,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $5,745,193)		5,745,193
TOTAL INVESTMENTS IN SECURITIES — 101.2% (Cost: $314,106,074)		378,396,386
Other Liabilities less Assets — (1.2)%		(4,382,355)
NET ASSETS — 100.0%		$374,014,031

(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,448,229 and the total market value of the collateral held by the Fund was $19,572,614. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,827,421.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Dividend Income	Securities Lending Income
WisdomTree Japan Hedged Equity Fund	$1,045,518	$1,015,792	$2,074,255	$54,660	$(4,061)	$37,654	$6,834	$—
WisdomTree Treasury Money Market Digital Fund	—	27,000,000	24,200,000	—	—	2,800,000	—	28,186
Total	$1,045,518	$28,015,792	$26,274,255	$54,660	$(4,061)	$2,837,654	$6,834	$28,186

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	7/1/2026	193,597	USD	31,350,000	JPY	$704	$–

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$372,521,283	$–	$–	$372,521,283
Exchange-Traded Fund	37,654	–	–	37,654
Mutual Fund	–	92,256	–	92,256
Investment of Cash Collateral for Securities Loaned	–	5,745,193	–	5,745,193
Total Investments in Securities	$372,558,937	$5,837,449	$–	$378,396,386
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$704	$–	$704
Total - Net	$372,558,937	$5,838,153	$–	$378,397,090

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree New Economy Real Estate Fund (WTRE)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 8.1%
DigiCo Infrastructure REIT	53,960	$91,216
Goodman Group	36,864	795,041
IREN Ltd.*	4,491	205,373
NEXTDC Ltd.*	22,605	228,334
Total Australia		1,319,964
Belgium — 1.8%
Montea NV	1,092	83,524
Warehouses De Pauw CVA	7,998	201,719
Total Belgium		285,243
Democratic Republic of the Congo — 0.7%
Helios Towers PLC*	42,436	112,759
France — 0.7%
Eutelsat Communications SACA*	42,596	117,513
Hong Kong — 0.5%
SUNeVision Holdings Ltd.	142,000	78,768
Italy — 1.3%
Infrastrutture Wireless Italiane SpA(a)	30,438	214,366
Japan — 4.2%
GLP J-REIT	172	145,410
Japan Logistics Fund, Inc.	148	86,419
LaSalle Logiport REIT	95	85,341
Mitsubishi Estate Logistics REIT Investment Corp.	94	69,116
Mitsui Fudosan Logistics Park, Inc.	161	106,788
Nippon Prologis REIT, Inc.	259	138,325
SOSiLA Logistics REIT, Inc.	67	46,748
Total Japan		678,147
Luxembourg — 0.7%
SES SA	13,428	109,999
Netherlands — 4.9%
Nebius Group NV*	2,900	800,893
Nigeria — 0.6%
IHS Holding Ltd.*	11,502	94,776
Singapore — 5.2%
CapitaLand Ascendas REIT	135,489	260,828
Digital Core REIT Management Pte. Ltd.	91,600	46,258
ESR-REIT	30,780	55,684
Frasers Logistics & Commercial Trust	163,700	122,131
Keppel DC REIT	97,001	167,987
Mapletree Industrial Trust	96,509	143,258
NTT DC REIT	60,500	56,870
Total Singapore		853,016
Spain — 3.2%
Cellnex Telecom SA*(a)	17,613	526,581
United Kingdom — 5.0%
LondonMetric Property PLC	76,419	190,987
Segro PLC	37,572	436,440
Tritax Big Box REIT PLC	86,857	186,063
Total United Kingdom		813,490
United States — 62.5%
Alexandria Real Estate Equities, Inc.	5,228	276,300
American Tower Corp.	4,480	732,794
Applied Digital Corp.*(b)	3,724	138,905
AST SpaceMobile, Inc.*(b)	8,273	735,139
Bitdeer Technologies Group, Class A*	3,294	52,276
Cipher Digital, Inc.*(b)	6,020	147,490
Cleanspark, Inc.*	3,633	52,860
Core Scientific, Inc.*(b)	3,933	100,645
CoreWeave, Inc., Class A*	4,549	452,807
Crown Castle, Inc.	7,987	604,855
Digital Realty Trust, Inc.	4,477	803,980
EastGroup Properties, Inc.	1,526	309,061
Equinix, Inc.	831	866,226
First Industrial Realty Trust, Inc.	3,983	244,198
Globalstar, Inc.*	3,763	305,894
Healthpeak Properties, Inc.	20,088	429,883
Hut 8 Corp.*	1,582	182,634
Iridium Communications, Inc.	3,931	215,615
Iron Mountain, Inc.	5,218	659,086
LXP Industrial Trust	2,459	132,491
MARA Holdings, Inc.*(b)	5,068	70,395
Prologis, Inc.	6,130	830,431
Rexford Industrial Realty, Inc.	6,628	222,038
Riot Platforms, Inc.*	5,522	151,192
SBA Communications Corp.	2,769	488,618
Terawulf, Inc.*(b)	5,642	139,357
Terreno Realty Corp.	3,132	202,860
U.S. Cellular Corp.	2,732	99,062
Uniti Group, Inc.*	14,210	162,989
Viasat, Inc.*	3,916	351,696
Total United States		10,161,777
TOTAL COMMON STOCKS
(Cost: $15,450,659)		16,167,292
MUTUAL FUND — 0.2%
United States — 0.2%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)
(Cost: $29,060)	29,060	29,060
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)
(Cost: $24,047)	24,047	24,047
TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost: $15,503,766)		16,220,399
Other Assets less Liabilities — 0.3%		48,216
NET ASSETS — 100.0%		$16,268,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree New Economy Real Estate Fund (WTRE)
June 30, 2026

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,089,938 and the total market value of the collateral held by the Fund was $1,102,805. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,078,758.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$16,167,292	$–	$–	$16,167,292
Mutual Fund	–	29,060	–	29,060
Investment of Cash Collateral for Securities Loaned	–	24,047	–	24,047
Total Investments in Securities	$16,167,292	$53,107	$–	$16,220,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree True Developed International Fund (DOL)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.2%
Australia — 6.0%
ANZ Group Holdings Ltd.	111,838	$2,738,967
Aristocrat Leisure Ltd.	16,090	682,986
BHP Group Ltd.	223,674	9,204,704
Brambles Ltd.	71,833	969,440
Coles Group Ltd.	84,630	1,428,854
Commonwealth Bank of Australia	45,305	5,166,978
CSL Ltd.	13,091	1,040,628
Goodman Group	32,017	690,506
Macquarie Group Ltd.	6,406	1,110,806
National Australia Bank Ltd.	99,004	2,596,816
Northern Star Resources Ltd.	52,430	688,331
REA Group Ltd.(a)	4,092	394,595
Rio Tinto Ltd.(a)	21,450	2,563,595
Rio Tinto PLC	78,118	7,384,236
Sigma Healthcare Ltd.	196,401	374,183
Telstra Group Ltd.	832,561	2,930,135
Transurban Group	180,567	1,798,892
Wesfarmers Ltd.	48,077	3,011,020
Westpac Banking Corp.	111,009	2,707,897
WiseTech Global Ltd.	2,206	50,435
Woolworths Group Ltd.	59,098	1,638,952
Total Australia		49,172,956
Austria — 0.2%
Erste Group Bank AG	7,535	1,008,789
Verbund AG	10,742	682,842
Total Austria		1,691,631
Belgium — 0.9%
Anheuser-Busch InBev SA	42,230	3,508,138
KBC Group NV	20,354	2,776,198
UCB SA	2,599	778,517
Total Belgium		7,062,853
Chile — 0.1%
Antofagasta PLC	18,324	929,044
China — 0.6%
BOC Hong Kong Holdings Ltd.	727,134	3,929,577
Prosus NV*	16,944	735,945
Total China		4,665,522
Denmark — 0.9%
Danske Bank AS	35,358	1,893,908
Novo Nordisk AS, Class B	121,698	5,855,949
Total Denmark		7,749,857
Finland — 1.1%
Kone OYJ, Class B	27,615	1,571,034
Nordea Bank Abp	328,312	6,230,962
Sampo OYJ, Class A	80,309	844,168
Total Finland		8,646,164
France — 8.8%
Air Liquide SA	14,385	2,849,827
Airbus SE	9,677	2,152,335
AXA SA	175,934	8,820,224
BNP Paribas SA	71,377	8,335,169
Cie de Saint-Gobain SA	16,033	1,451,045
Cie Generale des Etablissements Michelin SCA	45,652	1,761,545
Credit Agricole SA	175,868	3,537,825
Danone SA	34,629	2,840,283
Dassault Aviation SA	2,277	747,666
Dassault Systemes SE	19,296	393,019
Engie SA	215,958	6,812,103
EssilorLuxottica SA	8,176	1,533,477
Hermes International SCA	1,005	1,836,129
Kering SA	3,565	1,007,961
Legrand SA	7,943	1,341,298
L'Oreal SA	11,537	5,060,441
LVMH Moet Hennessy Louis Vuitton SE	13,451	7,444,746
Orange SA	181,763	3,429,898
Publicis Groupe SA	14,550	1,438,264
Safran SA	5,329	2,101,963
Thales SA	4,241	1,089,996
Veolia Environnement SA	48,922	2,038,181
Vinci SA	27,068	3,955,007
Total France		71,978,402
Germany — 6.6%
adidas AG	3,239	664,345
Allianz SE, Registered Shares	16,128	7,635,650
BASF SE	57,445	3,072,364
Bayer AG, Registered Shares	12,261	678,612
Bayerische Motoren Werke AG	36,097	2,363,103
Beiersdorf AG	5,327	458,848
Commerzbank AG	15,013	639,029
Daimler Truck Holding AG	54,959	2,651,621
Deutsche Bank AG, Registered Shares	22,944	777,119
Deutsche Boerse AG	1,595	435,467
Deutsche Post AG, Registered Shares	69,796	4,237,262
Deutsche Telekom AG, Registered Shares	172,865	4,713,632
E.ON SE	112,793	2,324,436
Fresenius SE & Co. KGaA	17,417	795,917
Hannover Rueck SE	1,856	514,364
Heidelberg Materials AG	6,211	1,185,163
Henkel AG & Co. KGaA	12,786	1,011,582
HochTief AG	3,321	1,925,028
Infineon Technologies AG	21,616	2,018,358
MTU Aero Engines AG	872	362,793
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,925	2,192,121
Rheinmetall AG	461	522,054
RWE AG	28,105	1,819,339
SAP SE	13,637	2,089,219
Siemens AG, Registered Shares	18,880	6,068,765
Siemens Healthineers AG(b)	29,150	1,139,790
Vonovia SE	48,213	1,190,082
Total Germany		53,486,063
Hong Kong — 1.2%
AIA Group Ltd.	189,404	1,725,686
CLP Holdings Ltd.	162,000	1,512,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Developed International Fund (DOL)
June 30, 2026

Investments	Shares	Value
Hong Kong Exchanges & Clearing Ltd.	35,724	$1,653,625
MTR Corp. Ltd.(a)	400,938	1,559,364
Sun Hung Kai Properties Ltd.	137,442	1,968,202
Techtronic Industries Co. Ltd.	76,500	1,263,286
Total Hong Kong		9,682,318
Israel — 0.2%
Bank Hapoalim BM	27,818	640,399
Elbit Systems Ltd.	811	615,167
Total Israel		1,255,566
Italy — 5.4%
Banca Monte dei Paschi di Siena SpA	135,437	1,682,238
Banco BPM SpA	133,488	2,306,040
BPER Banca SpA	116,612	1,830,785
Enel SpA	639,871	7,355,150
Ferrari NV	2,595	962,302
Generali	51,127	2,490,704
Intesa Sanpaolo SpA	1,660,355	11,370,721
Leonardo SpA	10,431	559,616
Poste Italiane SpA	76,417	2,500,460
Prysmian SpA	5,486	916,047
Ryanair Holdings PLC	38,818	1,213,810
Snam SpA	246,218	1,777,961
Terna - Rete Elettrica Nazionale	115,539	1,352,660
UniCredit SpA	84,543	7,564,457
Total Italy		43,882,951
Japan — 15.1%
Advantest Corp.	5,000	994,924
Aeon Co. Ltd.	43,635	360,034
Ajinomoto Co., Inc.	27,600	997,353
Bandai Namco Holdings, Inc.	26,900	626,301
Bridgestone Corp.(a)	64,410	1,351,411
Canon, Inc.(a)	56,636	1,445,128
Central Japan Railway Co.	21,100	450,367
Chugai Pharmaceutical Co. Ltd.	31,700	1,469,483
Daiichi Sankyo Co. Ltd.	45,500	730,268
Daikin Industries Ltd.	8,200	1,245,451
Daiwa House Industry Co. Ltd.	33,300	905,006
Denso Corp.	113,600	1,311,267
Disco Corp.	2,000	999,969
East Japan Railway Co.	35,000	733,918
FANUC Corp.	31,100	1,407,417
Fast Retailing Co. Ltd.	4,200	2,139,991
FUJIFILM Holdings Corp.	39,900	855,079
Fujikura Ltd.	39,700	1,523,757
Fujitsu Ltd.	37,500	749,192
Hitachi Ltd.	58,400	1,606,561
Honda Motor Co. Ltd.	293,700	2,674,518
Hoya Corp.	6,100	973,973
IHI Corp.	25,100	418,758
Inpex Corp.(a)	66,700	1,339,951
ITOCHU Corp.	229,500	2,618,016
Japan Tobacco, Inc.	99,609	3,684,660
Kao Corp.	41,200	817,029
KDDI Corp.	172,960	2,921,244
Keyence Corp.	2,100	1,047,383
Komatsu Ltd.	47,367	1,830,854
Konami Group Corp.	3,900	423,895
LY Corp.	232,500	620,572
Marubeni Corp.	58,900	1,699,683
Mitsubishi Corp.	140,315	3,752,957
Mitsubishi Electric Corp.	57,681	2,085,424
Mitsubishi Estate Co. Ltd.	32,800	836,524
Mitsubishi Heavy Industries Ltd.	44,400	1,001,510
Mitsubishi UFJ Financial Group, Inc.	360,300	7,109,565
Mitsui & Co. Ltd.	101,500	2,808,463
Mitsui Fudosan Co. Ltd.	119,500	1,102,172
Mizuho Financial Group, Inc.	57,414	2,735,312
MS&AD Insurance Group Holdings, Inc.	19,400	506,113
Murata Manufacturing Co. Ltd.	58,630	4,110,684
NEC Corp.	21,400	516,813
Nintendo Co. Ltd.	18,400	771,549
Nippon Steel Corp.	367,600	1,212,554
Nomura Research Institute Ltd.	20,000	565,082
NTT, Inc.	3,762,200	3,356,524
Oriental Land Co. Ltd.(a)	21,400	327,863
Otsuka Holdings Co. Ltd.	15,000	997,231
Pan Pacific International Holdings Corp.	88,400	447,643
Panasonic Holdings Corp.	91,800	2,542,893
Recruit Holdings Co. Ltd.	10,700	745,922
Shin-Etsu Chemical Co. Ltd.	54,500	2,350,014
SoftBank Corp.	2,344,100	3,001,429
Sony Group Corp.	44,600	900,095
Sumitomo Corp.	281,640	2,684,266
Sumitomo Electric Industries Ltd.	169,200	3,047,214
Sumitomo Mitsui Financial Group, Inc.	105,982	4,138,205
Sumitomo Realty & Development Co. Ltd.	32,700	752,689
Suzuki Motor Corp.	80,868	973,003
Takeda Pharmaceutical Co. Ltd.	93,000	2,949,792
TDK Corp.	46,400	1,019,216
Terumo Corp.	36,200	497,590
Tokio Marine Holdings, Inc.	75,000	3,323,489
Tokyo Electron Ltd.	11,450	5,435,272
Toyota Motor Corp.	583,465	9,782,754
Toyota Tsusho Corp.	54,100	1,989,908
Total Japan		123,351,147
Luxembourg — 0.1%
ArcelorMittal SA	20,476	1,233,718
Macau — 0.2%
Galaxy Entertainment Group Ltd.	209,000	784,078
Sands China Ltd.	344,400	573,118
Total Macau		1,357,196
Mexico — 0.1%
Fresnillo PLC	23,389	850,889
Netherlands — 2.6%
ASM International NV	625	714,920
ASML Holding NV	5,076	9,989,958
Heineken NV	21,827	1,836,674
ING Groep NV	137,823	4,360,046
Koninklijke Ahold Delhaize NV	39,316	1,583,138
Koninklijke Philips NV	48,714	1,323,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Developed International Fund (DOL)
June 30, 2026

Investments	Shares	Value
Universal Music Group NV	53,273	$1,116,426
Wolters Kluwer NV	7,033	453,824
Total Netherlands		21,378,293
Norway — 1.7%
DNB Bank ASA	116,486	3,469,094
Equinor ASA	226,776	7,184,506
Kongsberg Gruppen ASA	30,121	907,998
Telenor ASA	147,301	2,110,786
Total Norway		13,672,384
Poland — 0.5%
ORLEN SA	76,044	2,561,201
Powszechna Kasa Oszczednosci Bank Polski SA	59,105	1,621,796
Total Poland		4,182,997
Portugal — 0.2%
EDP SA	257,135	1,346,734
Singapore — 1.8%
DBS Group Holdings Ltd.	109,587	5,540,987
Oversea-Chinese Banking Corp. Ltd.	166,212	3,185,585
Singapore Technologies Engineering Ltd.	136,800	1,098,884
Singapore Telecommunications Ltd.	830,100	2,830,215
United Overseas Bank Ltd.	58,886	1,810,126
Total Singapore		14,465,797
South Africa — 0.1%
Anglo American PLC	16,474	808,353
South Korea — 5.2%
Celltrion, Inc.*	3,588	401,343
Hanwha Aerospace Co. Ltd.	586	376,344
HD Hyundai Heavy Industries Co. Ltd.	1,062	405,799
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,468	557,542
KB Financial Group, Inc.	7,536	773,397
NAVER Corp.	2,575	330,746
Samsung Electronics Co. Ltd.	133,704	28,824,073
SK hynix, Inc.	6,100	10,433,744
Total South Korea		42,102,988
Spain — 7.0%
ACS Actividades de Construccion y Servicios SA	15,288	2,249,518
Aena SME SA(b)	113,245	3,451,751
Amadeus IT Group SA	13,303	776,892
Banco Bilbao Vizcaya Argentaria SA	362,092	9,053,739
Banco de Sabadell SA	292,088	1,034,893
Banco Santander SA	493,348	6,815,918
CaixaBank SA	469,917	6,653,917
Cellnex Telecom SA*(b)	9,958	297,717
Endesa SA	87,143	3,973,268
Iberdrola SA	290,207	7,246,374
Industria de Diseno Textil SA	121,539	7,659,230
Naturgy Energy Group SA	111,846	3,511,408
Repsol SA	103,155	2,595,796
Telefonica SA	464,162	1,865,858
Total Spain		57,186,279
Sweden — 2.6%
Assa Abloy AB, Class B	29,168	1,031,925
Atlas Copco AB, Class A	79,776	1,616,844
Atlas Copco AB, Class B	51,383	911,586
Epiroc AB, Class A	44,237	1,215,379
H & M Hennes & Mauritz AB, Class B(a)	105,072	1,809,799
Hexagon AB, Class B	50,886	421,257
Saab AB, Class B	8,490	441,073
Sandvik AB	52,620	2,174,252
Skandinaviska Enskilda Banken AB, Class A	61,937	1,234,497
Swedbank AB, Class A	65,476	2,449,054
Telefonaktiebolaget LM Ericsson, Class B	189,636	2,119,117
Volvo AB, Class A	34,839	1,188,640
Volvo AB, Class B	137,713	4,688,544
Total Sweden		21,301,967
Switzerland — 4.9%
ABB Ltd., Registered Shares	48,124	5,224,943
Cie Financiere Richemont SA, Class A, Registered Shares	12,721	2,941,924
Geberit AG, Registered Shares	1,143	764,881
Givaudan SA, Registered Shares	266	1,127,775
Kuehne & Nagel International AG, Registered Shares	8,919	2,166,588
Nestle SA, Registered Shares	113,924	11,733,473
Partners Group Holding AG	459	376,805
Sandoz Group AG	10,534	954,870
Schindler Holding AG, Registered Shares	3,027	964,407
Schindler Holding AG, Participation Certificate	2,245	745,875
SGS SA, Registered Shares	10,584	1,229,694
Sika AG, Registered Shares	4,639	958,970
Swiss Life Holding AG, Registered Shares	525	578,987
Swisscom AG, Registered Shares	2,566	1,983,389
UBS Group AG, Registered Shares	58,091	2,884,926
Zurich Insurance Group AG	6,776	5,028,344
Total Switzerland		39,665,851
Taiwan — 8.2%
ASE Technology Holding Co. Ltd.	170,000	3,628,773
Chunghwa Telecom Co. Ltd.	237,000	1,052,705
CTBC Financial Holding Co. Ltd.	527,000	1,174,548
Delta Electronics, Inc.	30,000	1,836,360
Fubon Financial Holding Co. Ltd.	167,000	678,873
Hon Hai Precision Industry Co. Ltd.	584,000	4,601,384
MediaTek, Inc.	78,000	10,393,797
Quanta Computer, Inc.*	224,000	2,587,604
Taiwan Semiconductor Manufacturing Co. Ltd.	532,000	40,246,731
Wiwynn Corp.	7,000	1,018,474
Total Taiwan		67,219,249
United Kingdom — 9.9%
Associated British Foods PLC	31,156	821,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Developed International Fund (DOL)
June 30, 2026

Investments	Shares	Value
AstraZeneca PLC	31,564	$5,906,955
Aviva PLC	92,057	794,431
BAE Systems PLC	97,107	2,376,643
Barclays PLC	198,000	1,331,321
British American Tobacco PLC	153,563	9,532,492
BT Group PLC	616,273	1,554,919
CK Hutchison Holdings Ltd.	215,000	1,816,330
Coca-Cola Europacific Partners PLC	16,641	1,671,967
Compass Group PLC	42,309	1,366,581
GSK PLC	174,574	4,590,040
HSBC Holdings PLC	853,262	16,203,686
Imperial Brands PLC	85,422	3,162,065
International Consolidated Airlines Group SA	197,529	1,251,863
Lloyds Banking Group PLC	1,760,987	2,596,705
London Stock Exchange Group PLC	3,323	359,981
National Grid PLC	240,572	3,984,852
NatWest Group PLC	472,736	4,185,015
Next PLC	4,486	866,015
Reckitt Benckiser Group PLC	26,781	1,745,618
RELX PLC	43,898	1,378,516
Rolls-Royce Holdings PLC	141,634	2,715,611
SSE PLC	53,794	1,739,256
Tesco PLC	268,676	1,635,724
Unilever PLC	85,407	5,132,210
Vodafone Group PLC	1,452,660	1,920,330
Total United Kingdom		80,640,372
United States — 7.0%
Alcon, Inc.	6,191	419,052
BP PLC	1,034,712	6,414,781
Experian PLC	18,985	640,781
Ferrovial NV	23,196	1,590,669
Haleon PLC	247,879	1,143,923
Holcim AG, Registered Shares*	25,201	2,276,884
Novartis AG, Registered Shares	77,450	12,153,500
Roche Holding AG, Bearer Shares	4,837	2,033,981
Roche Holding AG	25,167	10,383,162
Sanofi SA	64,744	5,557,558
Schneider Electric SE	10,608	3,461,368
Shell PLC	258,308	10,055,471
Swiss Re AG	8,231	1,311,204
Total United States		57,442,334
TOTAL COMMON STOCKS

(Cost: $506,929,739)		808,409,875
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA*

(Cost: $32,586)	15,288	32,109
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)

(Cost: $153,391)	153,391	153,391
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.6%
United States — 0.6%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)

(Cost: $4,950,410)	4,950,410	4,950,410
TOTAL INVESTMENTS IN SECURITIES — 99.8% (Cost: $512,066,126)		813,545,785
Other Assets less Liabilities — 0.2%		1,293,973
NET ASSETS — 100.0%		$814,839,758

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,253,473 and the total market value of the collateral held by the Fund was $10,761,280. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,810,870.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
GBP	British pound
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree True Developed International Fund (DOL)
June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026		Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$22,900,000	$22,900,000	$—	$—	$–	^	$—	$22,341

^	As of June 30, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	7/2/2026	172,316	USD	130,000	GBP	$–	$(226)
Standard Chartered Bank	7/2/2026	124,557	USD	180,000	AUD	–	(148)
						$–	$(374)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$808,409,875	$–	$–	$808,409,875
Rights	32,109	–	–	32,109
Mutual Fund	–	153,391	–	153,391
Investment of Cash Collateral for Securities Loaned	–	4,950,410	–	4,950,410
Total Investments in Securities	$808,441,984	$5,103,801	$–	$813,545,785
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(374)	$–	$(374)
Total - Net	$808,441,984	$5,103,427	$–	$813,545,411

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. AI Enhanced Value Fund (AIVL)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.0%
United States — 96.7%
Aerospace & Defense — 8.2%
General Dynamics Corp.	2,627	$930,589
Hexcel Corp.	58,534	5,856,912
Honeywell Aerospace, Inc.*	24,519	5,420,661
L3Harris Technologies, Inc.	27,487	7,987,447
RTX Corp.	51,039	9,683,629
Textron, Inc.(a)	47,279	4,336,903
Total Aerospace & Defense		34,216,141
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	12,829	2,416,214
Automobile Components — 0.3%
Gentex Corp.	41,688	1,053,456
Banks — 7.7%
Bank of America Corp.	294,892	16,802,946
U.S. Bancorp	237,113	14,321,625
Wells Fargo & Co.	11,656	963,252
Total Banks		32,087,823
Beverages — 0.8%
Keurig Dr. Pepper, Inc.	95,993	3,141,851
Biotechnology — 0.3%
REVOLUTION Medicines, Inc.*	6,508	1,218,818
Capital Markets — 5.4%
CME Group, Inc.	3,056	674,857
Intercontinental Exchange, Inc.	68,099	8,383,668
Moody's Corp.	4,744	2,148,652
Nasdaq, Inc.	131,035	10,328,179
S&P Global, Inc.	2,208	899,230
Total Capital Markets		22,434,586
Chemicals — 4.8%
Element Solutions, Inc.	113,266	5,408,451
NewMarket Corp.	1,278	1,011,205
PPG Industries, Inc.	70,285	8,524,868
RPM International, Inc.	12,924	1,436,502
Sherwin-Williams Co.	2,762	951,012
Solstice Advanced Materials, Inc.	29,885	2,647,811
Total Chemicals		19,979,849
Communications Equipment — 3.2%
Ciena Corp.*	22,252	10,915,941
Lumentum Holdings, Inc.*	2,942	2,524,413
Total Communications Equipment		13,440,354
Distributors — 0.2%
LKQ Corp.	30,005	790,032
Diversified Telecommunication Services — 2.4%
Comcast Corp., Class A	405,436	9,953,454
Electric Utilities — 2.7%
Eversource Energy	14,241	1,029,197
Exelon Corp.	20,395	950,815
FirstEnergy Corp.	19,294	917,237
PG&E Corp.	325,406	5,473,329
PPL Corp.	79,585	2,892,914
Total Electric Utilities		11,263,492
Electronic Equipment, Instruments & Components — 3.1%
Teledyne Technologies, Inc.*	19,267	12,849,162
Financial Services — 0.2%
Jack Henry & Associates, Inc.	5,849	805,641
Gas Utilities — 0.2%
MDU Resources Group, Inc.	43,482	922,253
Ground Transportation — 2.2%
CSX Corp.	166,997	7,937,367
Union Pacific Corp.	3,937	1,070,864
Total Ground Transportation		9,008,231
Health Care Equipment & Supplies — 5.7%
Becton Dickinson & Co.	28,532	4,317,748
Boston Scientific Corp.*	19,733	842,204
Dentsply Sirona, Inc.	81,204	861,574
Dexcom, Inc.*	18,586	1,251,767
GE HealthCare Technologies, Inc.	16,275	1,041,763
Medtronic PLC	158,315	12,384,983
ResMed, Inc.(a)	4,405	858,446
Solventum Corp.*	14,169	1,093,138
Zimmer Biomet Holdings, Inc.	10,843	933,474
Total Health Care Equipment & Supplies		23,585,097
Health Care Providers & Services — 0.3%
Humana, Inc.	3,251	1,291,362
Health Care REITs — 0.6%
Omega Healthcare Investors, Inc.	48,684	2,321,253
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A*	6,880	984,528
Aramark	27,423	1,560,369
Carnival Corp. Ltd.	117,000	3,342,690
Total Hotels, Restaurants & Leisure		5,887,587
Household Products — 3.8%
Colgate-Palmolive Co.	26,508	2,430,253
Procter & Gamble Co.	83,811	12,290,045
Reynolds Consumer Products, Inc.(a)	45,154	1,212,385
Total Household Products		15,932,683
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	24,519	5,489,804
Industrial REITs — 0.6%
First Industrial Realty Trust, Inc.	42,104	2,581,396
Insurance — 2.8%
First American Financial Corp.	13,566	930,492
Marsh & McLennan Cos., Inc.	16,066	2,677,720
Old Republic International Corp.	113,449	4,642,333
Reinsurance Group of America, Inc.	16,762	3,564,440
Total Insurance		11,814,985
Interactive Media & Services — 1.1%
Alphabet, Inc., Class A	13,334	4,765,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. AI Enhanced Value Fund (AIVL)
June 30, 2026

Investments	Shares	Value
Life Sciences Tools & Services — 5.3%
Agilent Technologies, Inc.	22,923	$3,044,862
Danaher Corp.	67,025	12,766,922
IQVIA Holdings, Inc.*	6,018	1,162,798
Mettler-Toledo International, Inc.*	717	915,975
QIAGEN NV	49,466	1,934,120
Sotera Health Co.*	128,472	2,280,378
Total Life Sciences Tools & Services		22,105,055
Machinery — 4.9%
CNH Industrial NV	94,636	1,062,762
Donaldson Co., Inc.	30,761	2,761,415
Fortive Corp.	182,336	11,138,906
IDEX Corp.	5,478	1,243,232
Otis Worldwide Corp.	11,729	839,797
Pentair PLC	27,865	2,136,131
Toro Co.	12,335	1,201,676
Total Machinery		20,383,919
Media — 0.2%
Fox Corp., Class A	20,235	1,055,457
Multi-Utilities — 5.9%
CenterPoint Energy, Inc.	228,443	10,060,630
CMS Energy Corp.	17,494	1,338,291
NiSource, Inc.	257,375	12,238,181
Public Service Enterprise Group, Inc.	12,098	981,874
Total Multi-Utilities		24,618,976
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	314,039	7,144,387
Kinder Morgan, Inc.	184,140	5,886,956
Total Oil, Gas & Consumable Fuels		13,031,343
Pharmaceuticals — 0.2%
Pfizer, Inc.	32,237	776,267
Professional Services — 0.2%
Automatic Data Processing, Inc.	4,358	975,974
Semiconductors & Semiconductor Equipment — 7.6%
Amkor Technology, Inc.	13,792	1,189,284
Intel Corp.*	49,870	6,963,348
Micron Technology, Inc.	20,352	23,492,110
Total Semiconductors & Semiconductor Equipment		31,644,742
Software — 1.5%
Bentley Systems, Inc., Class B(a)	29,597	884,654
Datadog, Inc., Class A*	10,873	2,830,894
Dolby Laboratories, Inc., Class A(a)	15,920	837,074
Dropbox, Inc., Class A*	56,705	1,557,687
Total Software		6,110,309
Specialized REITs — 0.3%
Rayonier, Inc.	47,984	1,021,100
Technology Hardware, Storage & Peripherals — 3.9%
HP, Inc.	49,602	1,088,268
Sandisk Corp.*	3,144	7,148,607
Western Digital Corp.	12,727	8,128,989
Total Technology Hardware, Storage & Peripherals		16,365,864
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	21,654	888,897
Tobacco — 3.5%
Altria Group, Inc.	185,709	13,361,762
Philip Morris International, Inc.	5,470	989,578
Total Tobacco		14,351,340
Total United States		402,579,939
Bermuda — 0.3%
Insurance — 0.3%
RenaissanceRe Holdings Ltd.	3,437	1,089,185
Brazil — 1.0%
Capital Markets — 1.0%
XP, Inc., Class A	241,826	3,932,091
Canada — 1.0%
Hotels, Restaurants & Leisure — 1.0%
Restaurant Brands International, Inc.	58,839	4,266,416
TOTAL COMMON STOCKS (COST: $349,747,648)		411,867,631
EXCHANGE-TRADED FUND — 0.6%
United States — 0.6%
iShares Russell 1000 Value ETF

(Cost: $2,320,930)	10,293	2,495,332
MUTUAL FUND — 0.2%
United States — 0.2%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)

(Cost: $995,965)	995,965	995,965
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)

(Cost: $847,741)	847,741	847,741
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $353,912,284)		416,206,669
Other Assets less Liabilities — 0.0%		78,898
NET ASSETS — 100.0%		$416,285,567

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,890,388 and the total market value of the collateral held by the Fund was $4,002,247. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,154,506.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. AI Enhanced Value Fund (AIVL)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$411,867,631	$–	$–	$411,867,631
Exchange-Traded Fund	2,495,332	–	–	2,495,332
Mutual Fund	–	995,965	–	995,965
Investment of Cash Collateral for Securities Loaned	–	847,741	–	847,741
Total Investments in Securities	$414,362,963	$1,843,706	$–	$416,206,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. High Dividend Fund (DHS)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.4%
United States — 99.2%
Aerospace & Defense — 2.0%
TransDigm Group, Inc.	22,944	$30,562,326
Automobile Components — 0.2%
LCI Industries	17,294	1,831,089
Standard Motor Products, Inc.	15,318	596,942
Total Automobile Components		2,428,031
Automobiles — 1.3%
Ford Motor Co.	1,407,651	19,566,349
Banks — 13.8%
Arrow Financial Corp.(a)	11,445	469,131
Associated Banc-Corp.	90,743	2,792,162
Atlantic Union Bankshares Corp.(a)	71,835	3,039,339
Bank of Hawaii Corp.	27,824	2,267,378
Bank of Marin Bancorp(a)	12,738	352,843
Bank OZK	52,894	2,755,248
Bar Harbor Bankshares	11,940	450,854
Burke & Herbert Financial Services Corp.	13,726	986,350
Camden National Corp.(a)	11,698	634,266
Capitol Federal Financial, Inc.	86,171	733,315
Central Pacific Financial Corp.	18,685	713,767
ChoiceOne Financial Services, Inc.	10,392	353,328
Citizens & Northern Corp.	11,972	279,067
Citizens Financial Group, Inc.	106,325	7,450,193
Citizens Financial Services, Inc.	3,546	256,872
Columbia Banking System, Inc.	140,379	4,499,147
Community Financial System, Inc.	32,138	2,157,103
Community Trust Bancorp, Inc.	13,904	1,006,093
Cullen/Frost Bankers, Inc.(a)	22,203	3,430,808
CVB Financial Corp.	120,627	2,720,139
Dime Commercial Bancshares, Inc.	29,894	1,215,191
Eagle Financial Services, Inc.	3,723	154,356
Farmers & Merchants Bancorp, Inc.	9,949	304,240
Farmers National Banc Corp.	25,279	369,073
Fidelity D&D Bancorp, Inc.	4,261	219,101
Fifth Third Bancorp	244,777	13,798,079
Financial Institutions, Inc.	13,981	544,840
First Bancorp, Inc.	8,326	289,911
First Busey Corp.	62,464	1,842,688
First Commonwealth Financial Corp.	73,424	1,492,710
First Financial Bancorp(a)	67,040	2,267,963
First Financial Corp.	7,389	572,204
First Hawaiian, Inc.	81,763	2,395,656
First Interstate BancSystem, Inc., Class A	73,653	2,840,060
First Merchants Corp.	40,712	1,778,707
Fulton Financial Corp.	109,494	2,648,660
Hanmi Financial Corp.	20,845	675,378
HBT Financial, Inc.	21,852	699,045
Heritage Financial Corp.(a)	24,731	732,532
Horizon Bancorp, Inc.	34,683	692,966
Huntington Bancshares, Inc.	406,194	7,201,820
Independent Bank Corp.	26,686	2,234,152
Kearny Financial Corp.	44,373	419,769
KeyCorp	350,780	8,085,479
Lakeland Financial Corp.	18,227	1,124,970
LCNB Corp.	9,961	175,214
Mechanics Bancorp, Class A	156,955	2,495,585
Mercantile Bank Corp.	11,504	660,560
Metrocity Bankshares, Inc.	18,272	655,782
Midland States Bancorp, Inc.	13,028	405,692
National Bank Holdings Corp., Class A(a)	26,616	1,182,549
NBT Bancorp, Inc.(a)	36,613	1,807,584
Northeast Community Bancorp, Inc.	9,969	276,540
Northfield Bancorp, Inc.(a)	29,312	431,766
Northwest Bancshares, Inc.(a)	97,381	1,476,296
Norwood Financial Corp.	6,691	215,116
OceanFirst Financial Corp.	59,226	1,156,684
OP Bancorp	11,198	167,858
Parke Bancorp, Inc.	8,669	287,464
PCB Bancorp	9,384	266,224
Peoples Bancorp, Inc.	26,117	1,003,154
Peoples Financial Services Corp.(a)	7,132	473,351
PNC Financial Services Group, Inc.	85,116	20,957,262
Primis Financial Corp.(a)	19,220	314,631
Princeton Bancorp, Inc.	5,178	196,505
Prosperity Bancshares, Inc.	37,439	2,734,170
Provident Financial Services, Inc.	90,046	2,128,687
RBB Bancorp(a)	11,950	327,609
Regions Financial Corp.	261,482	7,896,756
S&T Bancorp, Inc.(a)	26,618	1,306,411
Sierra Bancorp	10,212	416,241
Southside Bancshares, Inc.	19,519	686,874
Timberland Bancorp, Inc.	5,675	254,297
Tompkins Financial Corp.	9,963	941,703
Towne Bank	52,922	1,917,893
Truist Financial Corp.	357,099	17,790,672
TrustCo Bank Corp.(a)	11,868	651,672
U.S. Bancorp	394,624	23,835,290
United Bankshares, Inc.(a)	66,645	3,054,340
United Community Banks, Inc.	64,727	2,271,270
Valley National Bancorp(a)	234,849	3,440,538
Virginia National Bankshares Corp.	3,776	167,579
WaFd, Inc.	53,816	2,064,920
Washington Trust Bancorp, Inc.	13,485	491,933
WesBanco, Inc.	62,622	2,444,137
West BanCorp, Inc.(a)	11,902	315,760
Westamerica BanCorp	18,343	1,076,184
Zions Bancorp NA	52,765	3,650,810
Total Banks		206,418,516
Beverages — 2.2%
Brown-Forman Corp., Class A	74,650	2,042,424
PepsiCo, Inc.	227,532	30,807,833
Total Beverages		32,850,257
Biotechnology — 4.9%
AbbVie, Inc.	294,202	74,032,991
Broadline Retail — 0.4%
Dillard's, Inc., Class A	6,569	3,471,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Dividend Fund (DHS)
June 30, 2026

Investments	Shares	Value
Macy's, Inc.(a)	108,493	$2,555,010
Total Broadline Retail		6,026,201
Building Products — 0.0%
Insteel Industries, Inc.	12,906	389,761
Capital Markets — 4.2%
Ares Management Corp., Class A(a)	42,817	4,765,960
Blackstone, Inc.	220,097	25,898,814
Blue Owl Capital, Inc.	732,642	6,410,618
Cohen & Steers, Inc.(a)	33,193	2,527,315
Franklin Resources, Inc.	227,861	7,580,935
GCM Grosvenor, Inc., Class A	38,469	473,169
Lazard, Inc.(a)	44,587	1,869,979
Moelis & Co., Class A	45,458	2,973,862
T Rowe Price Group, Inc.	75,038	8,531,070
TPG, Inc.	49,498	2,007,144
Virtus Investment Partners, Inc.(a)	4,774	685,069
Total Capital Markets		63,723,935
Chemicals — 0.9%
Avient Corp.	60,428	2,233,419
Eastman Chemical Co.	57,187	3,830,385
Kronos Worldwide, Inc.	97,997	620,321
Mosaic Co.	122,014	2,585,477
Olin Corp.	81,254	1,610,454
Scotts Miracle-Gro Co.(a)	38,545	2,625,300
Total Chemicals		13,505,356
Commercial Services & Supplies — 0.4%
ACCO Brands Corp.	63,486	264,102
Deluxe Corp.(a)	31,016	740,662
Ennis, Inc.	19,000	403,750
HNI Corp.(a)	32,320	1,306,051
NLI Holdings, Inc.	35,658	212,165
Pitney Bowes, Inc.	120,449	2,110,267
Quad/Graphics, Inc.	25,850	217,916
Total Commercial Services & Supplies		5,254,913
Consumer Finance — 0.3%
OneMain Holdings, Inc.	79,891	4,870,954
Regional Management Corp.	7,700	317,240
Total Consumer Finance		5,188,194
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc., Class A	184,105	2,490,941
Target Corp.	58,376	7,624,489
Village Super Market, Inc., Class A	8,608	363,085
Total Consumer Staples Distribution & Retail		10,478,515
Containers & Packaging — 0.4%
Greif, Inc., Class B(a)	15,123	1,414,605
Myers Industries, Inc.(a)	26,979	952,629
Sonoco Products Co.(a)	61,037	3,439,435
Total Containers & Packaging		5,806,669
Distributors — 0.0%
Weyco Group, Inc.(a)	6,709	263,865
Diversified Consumer Services — 0.1%
H&R Block, Inc.	59,725	2,274,328
Matthews International Corp., Class A	21,895	589,413
Total Diversified Consumer Services		2,863,741
Diversified REITs — 0.3%
Alpine Income Property Trust, Inc.	9,966	206,894
American Assets Trust, Inc.	45,241	1,117,000
Broadstone Net Lease, Inc.	136,051	2,812,174
CTO Realty Growth, Inc.	23,169	498,365
Total Diversified REITs		4,634,433
Diversified Telecommunication Services — 7.1%
AT&T, Inc.	1,880,447	38,925,253
ATN International, Inc.	10,627	281,509
Comcast Corp., Class A	1,073,730	26,360,071
Iridium Communications, Inc.	71,841	3,940,479
Verizon Communications, Inc.	866,910	36,704,969
Total Diversified Telecommunication Services		106,212,281
Electric Utilities — 6.8%
Alliant Energy Corp.(a)	31,108	2,373,229
American Electric Power Co., Inc.	128,371	17,562,436
Duke Energy Corp.	220,672	27,932,662
Edison International	87,214	6,493,082
Evergy, Inc.	20,825	1,799,905
Eversource Energy	60,918	4,402,544
Exelon Corp.	262,993	12,260,734
FirstEnergy Corp.	145,311	6,908,085
OGE Energy Corp.	19,468	947,313
Pinnacle West Capital Corp.(a)	11,100	1,187,700
Portland General Electric Co.	9,371	485,699
PPL Corp.	65,974	2,398,155
Southern Co.	188,151	18,007,932
Total Electric Utilities		102,759,476
Energy Equipment & Services — 0.1%
Archrock, Inc.	13,623	554,592
Helmerich & Payne, Inc.	7,328	239,919
Kodiak Gas Services, Inc.	6,746	506,827
Patterson-UTI Energy, Inc.	30,531	280,275
Total Energy Equipment & Services		1,581,613
Entertainment — 0.0%
CuriosityStream, Inc.	42,038	111,821
Financial Services — 0.8%
Alerus Financial Corp.	17,740	551,714
Federal Agricultural Mortgage Corp., Class C	6,794	1,353,840
HA Sustainable Infrastructure Capital, Inc.	74,963	2,927,305
Jackson Financial, Inc., Class A	25,758	2,637,362
NewtekOne, Inc.	19,036	281,923
TFS Financial Corp.(a)	206,656	3,661,944
UWM Holdings Corp.	170,250	389,873
Waterstone Financial, Inc.	11,327	234,809
Total Financial Services		12,038,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Dividend Fund (DHS)
June 30, 2026

Investments	Shares	Value
Food Products — 3.4%
Archer-Daniels-Midland Co.	85,851	$6,559,016
Cal-Maine Foods, Inc.(a)	33,618	2,708,266
Campbell's Company/The	136,220	3,033,619
General Mills, Inc.	111,953	3,895,965
Hershey Co.	33,871	5,942,667
J M Smucker Co.	39,370	4,429,125
Kraft Heinz Co.	270,104	6,379,857
Mondelez International, Inc., Class A	221,174	12,792,704
Tyson Foods, Inc., Class A	84,755	4,852,224
Total Food Products		50,593,443
Gas Utilities — 0.2%
New Jersey Resources Corp.	8,235	461,489
Northwest Natural Holding Co.	4,042	198,301
ONE Gas, Inc.	5,263	405,619
RGC Resources, Inc.(a)	813	19,431
Southwest Gas Holdings, Inc.	5,534	490,755
Spire, Inc.	3,833	299,319
UGI Corp.	17,871	617,264
Total Gas Utilities		2,492,178
Health Care Equipment & Supplies — 0.0%
Embecta Corp.	44,271	144,323
Health Care Providers & Services — 1.9%
CVS Health Corp.	278,938	28,856,136
NRC Health	17,172	370,400
Total Health Care Providers & Services		29,226,536
Health Care REITs — 0.6%
LTC Properties, Inc.	32,910	1,265,389
Medical Properties Trust, Inc.	439,596	2,030,934
Sabra Health Care REIT, Inc.(a)	178,395	3,480,486
Sila Realty Trust, Inc.	39,032	1,185,012
Universal Health Realty Income Trust	9,718	426,231
Total Health Care REITs		8,388,052
Hotel & Resort REITs — 0.0%
Summit Hotel Properties, Inc.(a)	80,267	562,672
Hotels, Restaurants & Leisure — 0.9%
Darden Restaurants, Inc.	30,144	6,209,966
Papa John's International, Inc.(a)	22,729	835,745
Travel & Leisure Co.	37,501	2,866,201
Vail Resorts, Inc.	22,499	3,063,239
Wendy's Co.(a)	133,678	1,108,191
Total Hotels, Restaurants & Leisure		14,083,342
Household Durables — 0.0%
Cricut, Inc., Class A	43,755	192,085
Ethan Allen Interiors, Inc.(a)	15,201	339,590
Total Household Durables		531,675
Household Products — 1.0%
Clorox Co.	45,243	4,317,992
Energizer Holdings, Inc.(a)	47,257	1,013,190
Kimberly-Clark Corp.	56,531	6,205,408
Reynolds Consumer Products, Inc.(a)	103,943	2,790,869
Total Household Products		14,327,459
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	57,375	841,117
Clearway Energy, Inc., Class C	2,354	80,460
Total Independent Power & Renewable Electricity Producers		921,577
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	197,263	3,100,974
LXP Industrial Trust	41,958	2,260,697
One Liberty Properties, Inc.	16,608	405,568
Total Industrial REITs		5,767,239
Insurance — 3.8%
American Financial Group, Inc.	38,359	5,367,958
Donegal Group, Inc., Class A(a)	18,077	340,932
Fidelity National Financial, Inc.	79,035	3,727,291
First American Financial Corp.	40,436	2,773,505
Horace Mann Educators Corp.(a)	29,472	1,522,229
Investors Title Co.	1,535	420,099
Lincoln National Corp.	78,830	2,786,641
MetLife, Inc.	203,406	17,210,182
Principal Financial Group, Inc.	63,473	6,841,120
Prudential Financial, Inc.	112,882	12,183,354
RLI Corp.(a)	43,905	2,593,468
Safety Insurance Group, Inc.	10,891	815,300
Total Insurance		56,582,079
Interactive Media & Services — 0.0%
Shutterstock, Inc.	27,508	383,737
IT Services — 2.0%
Information Services Group, Inc.	35,099	144,257
International Business Machines Corp.	107,361	30,190,987
Total IT Services		30,335,244
Leisure Products — 0.5%
Hasbro, Inc.	58,621	4,841,508
Johnson Outdoors, Inc., Class A	7,207	331,810
Polaris, Inc.	32,890	2,250,992
Smith & Wesson Brands, Inc.	31,760	477,671
Total Leisure Products		7,901,981
Machinery — 1.7%
Douglas Dynamics, Inc.	16,757	904,040
Omega Flex, Inc.	7,795	244,685
PACCAR, Inc.	133,280	16,009,594
Stanley Black & Decker, Inc.	59,485	5,598,728
Trinity Industries, Inc.	56,456	1,952,249
Wabash National Corp.	28,244	381,294
Total Machinery		25,090,590
Media — 1.0%
Entravision Communications Corp., Class A(a)	56,840	741,194
Gray Media, Inc.	66,533	264,136
John Wiley & Sons, Inc., Class A	30,065	1,458,453
Nexstar Media Group, Inc.	13,689	2,444,719
Omnicom Group, Inc.	64,252	4,679,473

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Dividend Fund (DHS)
June 30, 2026

Investments	Shares	Value
Sinclair, Inc.	33,629	$479,213
Sirius XM Holdings, Inc.(a)	164,254	4,852,063
Total Media		14,919,251
Metals & Mining — 0.2%
Kaiser Aluminum Corp.	10,509	2,055,876
Mesabi Trust(a)	9,881	249,989
Ryerson Holding Corp.	22,382	550,821
Total Metals & Mining		2,856,686
Multi-Utilities — 1.8%
Avista Corp.	8,004	327,444
Black Hills Corp.(a)	5,710	424,824
Consolidated Edison, Inc.	48,325	5,346,195
Dominion Energy, Inc.	179,481	12,256,757
DTE Energy Co.	21,043	3,206,322
Northwestern Energy Group, Inc.	4,881	349,577
WEC Energy Group, Inc.	38,338	4,476,728
Total Multi-Utilities		26,387,847
Office REITs — 0.4%
Highwoods Properties, Inc.(a)	78,613	2,370,968
Postal Realty Trust, Inc., Class A	19,306	475,700
SL Green Realty Corp.	52,571	2,721,601
Total Office REITs		5,568,269
Oil, Gas & Consumable Fuels — 8.0%
Antero Midstream Corp.	41,166	936,526
APA Corp.	27,672	901,277
California Resources Corp.	7,140	377,492
Chevron Corp.	198,631	32,925,075
Chord Energy Corp.	4,329	494,805
ConocoPhillips	94,635	9,838,255
Crescent Energy Co., Class A(a)	20,650	202,783
Diversified Energy Co.	6,352	88,039
EOG Resources, Inc.	41,918	5,438,022
Exxon Mobil Corp.	346,314	47,348,050
Granite Ridge Resources, Inc.	9,463	41,732
HF Sinclair Corp.	14,630	1,018,979
Kinder Morgan, Inc.	179,981	5,753,993
Matador Resources Co.	9,653	480,526
Murphy Oil Corp.(a)	11,007	358,388
Northern Oil & Gas, Inc.	8,445	153,277
Permian Resources Corp., Class A	58,589	1,078,623
Phillips 66	31,782	5,372,747
Riley Exploration Permian, Inc.	1,255	41,365
SandRidge Energy, Inc.	2,811	38,511
Sunococorp LLC	4,247	287,394
VAALCO Energy, Inc.(a)	8,567	43,520
Williams Cos., Inc.	95,457	7,096,273
Total Oil, Gas & Consumable Fuels		120,315,652
Paper & Forest Products — 0.1%
Sylvamo Corp.	28,192	1,065,658
Personal Care Products — 0.2%
Inter Parfums, Inc.(a)	22,135	2,476,021
Pharmaceuticals — 8.9%
Bristol-Myers Squibb Co.	600,801	34,618,154
Merck & Co., Inc.	497,482	63,926,437
Pfizer, Inc.	1,162,929	28,003,330
Viatris, Inc.	426,234	6,768,596
Total Pharmaceuticals		133,316,517
Professional Services — 0.1%
Concentrix Corp.(a)	43,063	964,827
Kelly Services, Inc., Class A	23,218	285,117
Kforce, Inc.	13,126	615,872
Total Professional Services		1,865,816
Residential REITs — 0.1%
BRT Apartments Corp.	13,687	210,369
UMH Properties, Inc.	60,686	918,786
Total Residential REITs		1,129,155
Retail REITs — 0.5%
Alexander's, Inc.(a)	3,506	966,114
Getty Realty Corp.(a)	40,053	1,336,168
NNN REIT, Inc.	97,198	4,522,623
Saul Centers, Inc.	17,439	652,044
Total Retail REITs		7,476,949
Semiconductors & Semiconductor Equipment — 5.2%
Microchip Technology, Inc.	68,639	6,259,877
NVE Corp.(a)	3,106	324,732
Qualcomm, Inc.	87,533	16,175,223
Skyworks Solutions, Inc.(a)	54,273	3,679,710
Texas Instruments, Inc.	172,257	51,344,644
Total Semiconductors & Semiconductor Equipment		77,784,186
Software — 0.0%
OneSpan, Inc.	26,947	386,689
Specialized REITs — 0.7%
EPR Properties	54,045	3,135,150
Four Corners Property Trust, Inc.	75,509	1,853,746
Millrose Properties, Inc.	104,655	3,144,883
National Storage Affiliates Trust	53,519	2,379,990
Total Specialized REITs		10,513,769
Specialty Retail — 1.1%
Bath & Body Works, Inc.	121,014	2,799,054
Best Buy Co., Inc.	80,027	6,072,449
Buckle, Inc.	36,478	1,539,372
Haverty Furniture Cos., Inc.	11,189	285,655
Monro, Inc.(a)	21,515	368,122
Penske Automotive Group, Inc.	20,298	3,632,327
Upbound Group, Inc.	35,219	747,347
Winmark Corp.(a)	2,393	1,012,430
Total Specialty Retail		16,456,756
Textiles, Apparel & Luxury Goods — 0.1%
Carter's, Inc.	25,854	1,064,151
Movado Group, Inc.	11,660	458,354
Total Textiles, Apparel & Luxury Goods		1,522,505
Tobacco — 7.0%
Altria Group, Inc.	789,332	56,792,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Dividend Fund (DHS)
June 30, 2026

Investments	Shares	Value
Philip Morris International, Inc.	261,483	$47,304,890
Universal Corp.	17,891	933,373
Total Tobacco		105,030,700
Trading Companies & Distributors — 0.3%
Global Industrial Co.	27,156	908,640
Karat Packaging, Inc.	14,028	469,377
MSC Industrial Direct Co., Inc., Class A	29,725	3,535,788
Total Trading Companies & Distributors		4,913,805
Water Utilities — 0.1%
Artesian Resources Corp., Class A	755	25,663
Essential Utilities, Inc.	22,598	865,729
Total Water Utilities		891,392
Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	15,542	159,150
Total United States		1,489,066,914
Puerto Rico — 0.2%
Banks — 0.2%
First BanCorp	108,746	2,835,008
TOTAL COMMON STOCKS (COST: $1,262,301,753)		1,491,901,922
EXCHANGE-TRADED FUND — 0.3%
United States — 0.3%
WisdomTree U.S. Total Dividend Fund(b)

(Cost: $4,030,774)	43,723	4,077,030
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)

(Cost: $1,072,432)	1,072,432	1,072,432
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.7%
United States — 0.7%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	5,586,924	5,586,924
WisdomTree Treasury Money Market Digital Fund, 3.45%(b)(c)	5,100,000	5,100,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $10,686,924)		10,686,924
TOTAL INVESTMENTS IN SECURITIES — 100.5% (Cost: $1,278,091,883)		1,507,738,308
Other Liabilities less Assets — (0.5)%		(7,925,300)
NET ASSETS — 100.0%		$1,499,813,008

(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $75,583,218 and the total market value of the collateral held by the Fund was $77,198,260. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $66,511,336.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. High Dividend Fund (DHS)
June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$47,500,000	$42,400,000	$—	$—	$5,100,000	$—	$36,628
WisdomTree U.S. Total Dividend Fund	—	11,005,879	7,026,560	51,455	46,256	4,077,030	23,979	—
Total	$—	$58,505,879	$49,426,560	$51,455	$46,256	$9,177,030	$23,979	$36,628

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,491,901,922	$–	$–	$1,491,901,922
Exchange-Traded Fund	4,077,030	–	–	4,077,030
Mutual Fund	–	1,072,432	–	1,072,432
Investment of Cash Collateral for Securities Loaned	–	10,686,924	–	10,686,924
Total Investments in Securities	$1,495,978,952	$11,759,356	$–	$1,507,738,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. LargeCap Dividend Fund (DLN)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 99.9%
Aerospace & Defense — 2.6%
Curtiss-Wright Corp.	1,142	$865,362
General Dynamics Corp.	57,511	20,372,697
General Electric Co.	64,194	23,991,223
HEICO Corp., Class A	4,700	1,212,177
HEICO Corp.	2,369	843,814
Honeywell Aerospace, Inc.*	28	6,190
Howmet Aerospace, Inc.	17,473	4,697,791
L3Harris Technologies, Inc.	25,347	7,365,585
Lockheed Martin Corp.	57,650	29,370,369
Northrop Grumman Corp.	19,124	9,740,044
RTX Corp.	174,049	33,022,317
TransDigm Group, Inc.	20,534	27,352,109
Woodward, Inc.	3,041	1,293,763
Total Aerospace & Defense		160,133,441
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	21,261	4,004,297
Expeditors International of Washington, Inc.	12,836	2,092,011
FedEx Corp.	40,292	12,616,634
Total Air Freight & Logistics		18,712,942
Automobiles — 0.4%
Ford Motor Co.	1,400,099	19,461,376
General Motors Co.	60,997	4,701,649
Total Automobiles		24,163,025
Banks — 8.0%
Bank of America Corp.	1,224,958	69,798,107
Citigroup, Inc.	333,931	46,736,983
Citizens Financial Group, Inc.	116,458	8,160,212
Fifth Third Bancorp	197,429	11,129,073
First Citizens BancShares, Inc., Class A	722	1,502,330
Huntington Bancshares, Inc.	436,160	7,733,117
JPMorgan Chase & Co.	540,794	177,018,100
KeyCorp	363,988	8,389,923
M&T Bank Corp.	37,715	8,976,547
PNC Financial Services Group, Inc.	108,078	26,610,965
Regions Financial Corp.	293,473	8,862,885
Truist Financial Corp.	445,835	22,211,500
U.S. Bancorp	510,018	30,805,087
Wells Fargo & Co.	775,389	64,078,147
Total Banks		492,012,976
Beverages — 2.4%
Coca-Cola Co.	1,003,601	81,562,653
Constellation Brands, Inc., Class A	42,622	5,928,294
PepsiCo, Inc.	427,857	57,931,838
Total Beverages		145,422,785
Biotechnology — 3.6%
AbbVie, Inc.	427,824	107,657,631
Amgen, Inc.	179,650	65,054,858
Gilead Sciences, Inc.	377,594	47,705,226
Regeneron Pharmaceuticals, Inc.	4,927	3,072,182
Total Biotechnology		223,489,897
Broadline Retail — 0.1%
eBay, Inc.	77,916	8,707,113
Capital Markets — 5.6%
Ameriprise Financial, Inc.	10,686	4,902,309
Ares Management Corp., Class A(a)	46,351	5,159,330
Bank of New York Mellon Corp.	159,300	23,036,373
Blackrock, Inc.	23,486	22,583,198
Blackstone, Inc.	181,734	21,384,640
Carlyle Group, Inc.(a)	80,478	3,388,929
Cboe Global Markets, Inc.	13,785	3,345,206
Charles Schwab Corp.	169,345	15,625,463
CME Group, Inc.	52,161	11,518,714
Goldman Sachs Group, Inc.	69,392	70,180,987
Interactive Brokers Group, Inc., Class A	28,853	2,511,365
Intercontinental Exchange, Inc.	57,642	7,096,307
KKR & Co., Inc.	47,924	4,398,465
LPL Financial Holdings, Inc.	4,061	1,143,902
Moody's Corp.	16,612	7,523,907
Morgan Stanley	441,795	92,352,827
MSCI, Inc.	8,627	4,831,465
Nasdaq, Inc.	55,396	4,366,313
Northern Trust Corp.	39,120	6,800,621
Raymond James Financial, Inc.	21,435	3,258,763
S&P Global, Inc.	19,121	7,787,218
State Street Corp.	59,278	10,053,549
T Rowe Price Group, Inc.	80,387	9,139,198
Tradeweb Markets, Inc., Class A	7,022	699,812
Total Capital Markets		343,088,861
Chemicals — 0.4%
Corteva, Inc.	57,815	4,896,352
Ecolab, Inc.	22,834	6,361,781
PPG Industries, Inc.	49,614	6,017,682
Sherwin-Williams Co.	18,877	6,499,729
Total Chemicals		23,775,544
Commercial Services & Supplies — 0.2%
Cintas Corp.	31,328	5,328,266
Republic Services, Inc.	28,301	6,030,377
Rollins, Inc.	64,945	2,710,805
Veralto Corp.	13,263	1,176,163
Total Commercial Services & Supplies		15,245,611
Communications Equipment — 1.3%
Cisco Systems, Inc.	672,418	78,982,218
Ubiquiti, Inc.	3,735	1,994,602
Total Communications Equipment		80,976,820
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	1,492	2,957,070
EMCOR Group, Inc.	1,983	1,645,652
Quanta Services, Inc.	6,084	4,380,723
Total Construction & Engineering		8,983,445
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	3,824	2,205,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Dividend Fund (DLN)
June 30, 2026

Investments	Shares	Value
Vulcan Materials Co.	9,453	$2,788,729
Total Construction Materials		4,994,030
Consumer Finance — 0.7%
American Express Co.	72,816	24,630,012
Capital One Financial Corp.	72,941	14,633,423
Synchrony Financial	68,598	5,216,878
Total Consumer Finance		44,480,313
Consumer Staples Distribution & Retail — 2.0%
Casey's General Stores, Inc.	1,321	1,049,918
Costco Wholesale Corp.	20,080	18,784,238
Dollar General Corp.	36,369	4,186,436
Kroger Co.	110,410	6,131,067
Sysco Corp.	113,113	9,453,984
Target Corp.	160,598	20,975,705
Walmart, Inc.	524,106	59,360,245
Total Consumer Staples Distribution & Retail		119,941,593
Containers & Packaging — 0.1%
Packaging Corp. of America	19,338	4,607,859
Distributors — 0.1%
Genuine Parts Co.	33,531	3,955,987
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	2,523,539	52,237,257
Comcast Corp., Class A	1,240,504	30,454,373
Verizon Communications, Inc.	1,509,201	63,899,571
Total Diversified Telecommunication Services		146,591,201
Electric Utilities — 3.8%
Alliant Energy Corp.(a)	87,611	6,683,843
American Electric Power Co., Inc.	196,229	26,846,089
Constellation Energy Corp.	16,791	4,170,381
Duke Energy Corp.	287,147	36,347,067
Edison International	146,666	10,919,284
Entergy Corp.	97,050	11,147,163
Evergy, Inc.	65,809	5,687,872
Eversource Energy	142,289	10,283,226
Exelon Corp.	374,573	17,462,593
FirstEnergy Corp.(a)	212,788	10,115,942
NextEra Energy, Inc.	442,341	38,824,270
NRG Energy, Inc.	24,258	3,543,123
PG&E Corp.	120,053	2,019,291
PPL Corp.	186,419	6,776,331
Southern Co.(a)	298,087	28,529,907
Xcel Energy, Inc.(a)	137,774	11,063,252
Total Electric Utilities		230,419,634
Electrical Equipment — 0.7%
AMETEK, Inc.	11,646	2,817,633
Emerson Electric Co.	73,343	10,499,050
GE Vernova, Inc.	10,524	12,364,227
Hubbell, Inc.	5,657	2,959,742
Rockwell Automation, Inc.	20,247	10,023,885
Vertiv Holdings Co., Class A	14,757	4,940,939
Total Electrical Equipment		43,605,476
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	103,064	18,172,245
Corning, Inc.	138,082	35,270,285
Jabil, Inc.	4,669	1,799,806
Total Electronic Equipment, Instruments & Components		55,242,336
Energy Equipment & Services — 0.3%
Baker Hughes Co.	212,900	11,815,950
Halliburton Co.	170,744	5,796,759
Total Energy Equipment & Services		17,612,709
Entertainment — 0.2%
Walt Disney Co.	137,774	13,260,748
Financial Services — 1.5%
Apollo Global Management, Inc.(a)	71,002	8,400,247
Global Payments, Inc.(a)	21,507	1,560,548
Mastercard, Inc., Class A	40,292	20,693,971
PayPal Holdings, Inc.	68,270	2,947,899
Visa, Inc., Class A	168,168	57,696,759
Total Financial Services		91,299,424
Food Products — 0.7%
Archer-Daniels-Midland Co.	129,019	9,857,052
General Mills, Inc.(a)	188,246	6,550,961
Hershey Co.	35,009	6,142,329
Kraft Heinz Co.	438,900	10,366,818
McCormick & Co., Inc., Non-Voting Shares	56,579	2,852,713
Tyson Foods, Inc., Class A	83,670	4,790,107
Total Food Products		40,559,980
Gas Utilities — 0.1%
Atmos Energy Corp.	44,635	7,689,271
Ground Transportation — 0.7%
CSX Corp.	217,080	10,317,812
Old Dominion Freight Line, Inc.	12,496	2,706,634
Union Pacific Corp.	112,804	30,682,688
Total Ground Transportation		43,707,134
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	261,617	23,739,127
Becton Dickinson & Co.	47,937	7,254,306
GE HealthCare Technologies, Inc.	19,128	1,224,383
ResMed, Inc.(a)	15,898	3,098,202
Stryker Corp.	28,459	8,960,032
Zimmer Biomet Holdings, Inc.(a)	12,880	1,108,839
Total Health Care Equipment & Supplies		45,384,889
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	28,084	6,671,635
Cencora, Inc.	11,279	3,191,731
Cigna Group	49,764	13,718,939
CVS Health Corp.	363,706	37,625,386
HCA Healthcare, Inc.	16,094	6,274,890
Labcorp Holdings, Inc.	7,326	2,051,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Dividend Fund (DLN)
June 30, 2026

Investments	Shares	Value
McKesson Corp.	5,643	$4,263,851
Quest Diagnostics, Inc.	14,489	3,070,944
UnitedHealth Group, Inc.	189,433	78,734,038
Total Health Care Providers & Services		155,602,694
Health Care REITs — 0.6%
Ventas, Inc.	129,045	11,459,196
Welltower, Inc.	116,565	26,456,758
Total Health Care REITs		37,915,954
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.	47,736	8,508,465
Darden Restaurants, Inc.	32,272	6,648,355
Expedia Group, Inc.	8,565	2,191,612
Hilton Worldwide Holdings, Inc.	11,520	3,806,899
Las Vegas Sands Corp.	125,590	5,801,002
Marriott International, Inc., Class A	19,324	7,161,281
McDonald's Corp.	138,604	37,466,047
Starbucks Corp.	261,276	26,699,794
Yum! Brands, Inc.	42,353	6,770,551
Total Hotels, Restaurants & Leisure		105,054,006
Household Durables — 0.1%
DR Horton, Inc.	27,129	4,418,772
PulteGroup, Inc.	15,867	2,177,111
Somnigroup International, Inc.	9,128	715,635
Total Household Durables		7,311,518
Household Products — 1.8%
Church & Dwight Co., Inc.	31,029	3,006,090
Colgate-Palmolive Co.	173,794	15,933,434
Kimberly-Clark Corp.(a)	116,764	12,817,184
Procter & Gamble Co.	540,180	79,211,995
Total Household Products		110,968,703
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	22,261	3,531,262
Industrial Conglomerates — 0.4%
3M Co.	71,596	11,592,109
Honeywell International, Inc.	62,578	14,011,214
Total Industrial Conglomerates		25,603,323
Industrial REITs — 0.5%
Prologis, Inc.	237,243	32,139,309
Insurance — 1.9%
Aflac, Inc.	100,005	11,725,586
Allstate Corp.	61,120	14,542,893
American International Group, Inc.	104,976	7,823,861
Cincinnati Financial Corp.	27,567	5,103,754
Hartford Insurance Group, Inc.	60,172	7,973,993
Loews Corp.	16,047	1,816,681
Marsh & McLennan Cos., Inc.	73,766	12,294,579
MetLife, Inc.	160,133	13,548,853
Principal Financial Group, Inc.	69,769	7,519,703
Progressive Corp.	25,286	5,523,727
Prudential Financial, Inc.	116,602	12,584,854
Travelers Cos., Inc.	41,879	13,825,096
WR Berkley Corp.	33,804	2,384,196
Total Insurance		116,667,776
Interactive Media & Services — 4.6%
Alphabet, Inc., Class A	249,272	89,082,335
Alphabet, Inc., Class C	229,946	81,246,820
Meta Platforms, Inc., Class A	195,291	110,005,467
Total Interactive Media & Services		280,334,622
IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A	58,329	2,259,082
International Business Machines Corp.	214,109	60,209,592
VeriSign, Inc.	13,354	3,359,332
Total IT Services		65,828,006
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	16,538	2,196,743
Danaher Corp.	32,900	6,266,792
Thermo Fisher Scientific, Inc.	15,081	7,561,010
West Pharmaceutical Services, Inc.	4,142	1,486,978
Total Life Sciences Tools & Services		17,511,523
Machinery — 2.3%
Caterpillar, Inc.	38,576	41,079,582
Cummins, Inc.	25,817	18,412,943
Deere & Co.	28,962	18,371,466
Dover Corp.	11,752	2,635,739
Fortive Corp.	23,642	1,444,290
Illinois Tool Works, Inc.	60,307	16,311,234
Otis Worldwide Corp.	52,519	3,760,360
PACCAR, Inc.	168,185	20,202,382
Parker-Hannifin Corp.	12,583	12,307,684
Westinghouse Air Brake Technologies Corp.	7,400	1,995,040
Xylem, Inc.	20,873	2,467,397
Total Machinery		138,988,117
Media — 0.1%
Fox Corp., Class B	22,209	1,040,270
Fox Corp., Class A(a)	23,396	1,220,335
Paramount Skydance Corp., Class B	99,557	981,632
Total Media		3,242,237
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	158,273	9,953,789
Newmont Corp.	142,643	13,322,856
Nucor Corp.	25,527	5,686,139
Steel Dynamics, Inc.	13,421	3,079,583
Total Metals & Mining		32,042,367
Multi-Utilities — 1.7%
Ameren Corp.	88,642	10,020,092
CenterPoint Energy, Inc.(a)	118,717	5,228,297
CMS Energy Corp.(a)	75,341	5,763,587
Consolidated Edison, Inc.	101,854	11,268,108
Dominion Energy, Inc.	292,668	19,986,298
DTE Energy Co.	54,157	8,251,902
NiSource, Inc.	145,426	6,915,006
Public Service Enterprise Group, Inc.	130,078	10,557,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Dividend Fund (DLN)
June 30, 2026

Investments	Shares	Value
Sempra	151,864	$14,079,311
WEC Energy Group, Inc.	87,286	10,192,386
Total Multi-Utilities		102,262,117
Oil, Gas & Consumable Fuels — 6.7%
Cheniere Energy, Inc.	17,898	4,277,801
Chevron Corp.	545,039	90,345,665
ConocoPhillips	366,553	38,106,850
Devon Energy Corp.	258,748	10,691,467
Diamondback Energy, Inc.	59,818	10,514,808
EOG Resources, Inc.	162,600	21,094,098
EQT Corp.	50,528	2,686,574
Expand Energy Corp.	35,333	3,222,016
Exxon Mobil Corp.	830,394	113,531,468
Kinder Morgan, Inc.	744,850	23,812,855
Marathon Petroleum Corp.	51,393	13,139,648
Occidental Petroleum Corp.	189,051	9,182,207
Phillips 66	111,348	18,823,379
Targa Resources Corp.	38,136	10,225,787
Texas Pacific Land Corp.	3,965	1,735,243
Valero Energy Corp.	63,580	16,558,775
Venture Global, Inc., Class A(a)	41,029	456,653
Williams Cos., Inc.	311,066	23,124,646
Total Oil, Gas & Consumable Fuels		411,529,940
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	60,423	5,659,218
Southwest Airlines Co.	84,704	4,355,480
Total Passenger Airlines		10,014,698
Personal Care Products — 0.0%
Estee Lauder Cos., Inc., Class A	24,050	1,898,748
Pharmaceuticals — 6.2%
Bristol-Myers Squibb Co.	686,636	39,563,966
Eli Lilly & Co.	66,654	79,946,807
Johnson & Johnson	491,624	124,857,747
Merck & Co., Inc.	668,765	85,936,303
Pfizer, Inc.	2,023,212	48,718,945
Zoetis, Inc.	57,131	4,105,434
Total Pharmaceuticals		383,129,202
Professional Services — 0.4%
Automatic Data Processing, Inc.	86,030	19,266,418
Broadridge Financial Solutions, Inc.	15,568	2,132,038
Equifax, Inc.	5,648	896,451
Leidos Holdings, Inc.	7,767	799,768
SS&C Technologies Holdings, Inc.	13,143	815,523
UL Solutions, Inc., Class A(a)	4,756	484,446
Verisk Analytics, Inc.	8,833	1,585,788
Total Professional Services		25,980,432
Residential REITs — 0.3%
AvalonBay Communities, Inc.	46,152	8,708,421
Equity Residential	146,999	9,985,642
Total Residential REITs		18,694,063
Retail REITs — 0.8%
Realty Income Corp.	325,772	20,184,833
Simon Property Group, Inc.	120,274	26,899,280
Total Retail REITs		47,084,113
Semiconductors & Semiconductor Equipment — 10.6%
Analog Devices, Inc.	56,650	22,499,681
Applied Materials, Inc.	43,762	31,639,926
Broadcom, Inc.	353,871	133,674,770
KLA Corp.	99,754	30,096,779
Lam Research Corp.	98,889	42,851,570
Marvell Technology, Inc.	30,571	9,106,795
Micron Technology, Inc.	44,491	51,355,516
Monolithic Power Systems, Inc.	3,735	5,163,115
NVIDIA Corp.	1,099,925	220,083,993
Qualcomm, Inc.	178,539	32,992,222
Teradyne, Inc.	6,016	2,910,782
Texas Instruments, Inc.	227,866	67,920,019
Total Semiconductors & Semiconductor Equipment		650,295,168
Software — 4.4%
Intuit, Inc.	16,555	4,320,855
Microsoft Corp.	607,272	226,524,601
Oracle Corp.	222,422	32,595,944
Salesforce, Inc.	52,421	8,212,274
Total Software		271,653,674
Specialized REITs — 1.7%
American Tower Corp.	142,022	23,230,538
Digital Realty Trust, Inc.	84,465	15,168,225
Equinix, Inc.	20,148	21,002,074
Extra Space Storage, Inc.	71,247	10,352,189
Iron Mountain, Inc.	94,957	11,994,018
Public Storage	60,938	19,397,175
SBA Communications Corp.	18,765	3,311,272
Total Specialized REITs		104,455,491
Specialty Retail — 2.1%
Dick's Sporting Goods, Inc.	12,229	2,773,659
Home Depot, Inc.	205,392	72,437,651
Lowe's Cos., Inc.	87,825	19,364,534
Ross Stores, Inc.	22,986	4,892,570
TJX Cos., Inc.	149,038	22,579,257
Tractor Supply Co.	64,812	2,048,707
Williams-Sonoma, Inc.	15,267	3,558,738
Total Specialty Retail		127,655,116
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	462,929	133,953,136
Dell Technologies, Inc., Class C	42,273	18,239,109
Hewlett Packard Enterprise Co.	243,911	11,002,825
NetApp, Inc.	28,515	4,412,981
Western Digital Corp.	15,622	9,978,084
Total Technology Hardware, Storage & Peripherals		177,586,135
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	237,183	9,736,362
Ralph Lauren Corp.	4,945	1,984,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Dividend Fund (DLN)
June 30, 2026

Investments	Shares	Value
Tapestry, Inc.	34,206	$5,007,074
Total Textiles, Apparel & Luxury Goods		16,728,409
Tobacco — 2.1%
Altria Group, Inc.	599,804	43,155,898
Philip Morris International, Inc.	486,628	88,035,871
Total Tobacco		131,191,769
Trading Companies & Distributors — 0.4%
Fastenal Co.	193,223	9,280,501
Ferguson Enterprises, Inc.	32,940	7,817,650
United Rentals, Inc.	4,644	5,261,141
WW Grainger, Inc.	3,412	4,641,685
Total Trading Companies & Distributors		27,000,977
Water Utilities — 0.1%
American Water Works Co., Inc.	38,420	5,055,304
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	177,630	29,793,880
TOTAL COMMON STOCKS (COST: $4,350,961,331)		6,132,815,697
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)

(Cost: $5,989,271)	5,989,271	5,989,271
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)	4,593,365	4,593,365
WisdomTree Treasury Money Market Digital Fund, 3.45%(b)(c)	4,200,000	4,200,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $8,793,365)		8,793,365
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $4,365,743,967)		6,147,598,333
Other Liabilities less Assets — (0.1)%		(5,019,666)
NET ASSETS — 100.0%		$6,142,578,667

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $78,310,667 and the total market value of the collateral held by the Fund was $80,835,729. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $72,042,364.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (concluded)
WisdomTree U.S. LargeCap Dividend Fund (DLN)
June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$7,900,000	$3,700,000	$—	$—	$4,200,000	$3,003

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$6,132,815,697	$–	$–	$6,132,815,697
Mutual Fund	–	5,989,271	–	5,989,271
Investment of Cash Collateral for Securities Loaned	–	8,793,365	–	8,793,365
Total Investments in Securities	$6,132,815,697	$14,782,636	$–	$6,147,598,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. LargeCap Fund (EPS)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 99.4%
Aerospace & Defense — 1.2%
AeroVironment, Inc.*(a)	397	$65,533
ATI, Inc.*	922	181,726
BWX Technologies, Inc.	671	130,610
Carpenter Technology Corp.	331	204,174
Curtiss-Wright Corp.	258	195,502
FTAI Aviation Ltd.	807	218,318
General Dynamics Corp.	6,148	2,177,867
General Electric Co.	11,715	4,378,247
HEICO Corp.	690	245,771
Honeywell Aerospace, Inc.*	8,500	1,879,180
Howmet Aerospace, Inc.	3,630	975,962
Kratos Defense & Security Solutions, Inc.*(a)	1,222	60,929
L3Harris Technologies, Inc.	3,531	1,026,073
Northrop Grumman Corp.	3,199	1,629,283
RTX Corp.	26,061	4,944,553
Textron, Inc.	3,601	330,320
TransDigm Group, Inc.	676	900,459
Woodward, Inc.	318	135,290
Total Aerospace & Defense		19,679,797
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	893	168,188
Expeditors International of Washington, Inc.	2,034	331,501
FedEx Corp.	8,126	2,544,494
United Parcel Service, Inc., Class B	34,175	3,673,813
Total Air Freight & Logistics		6,717,996
Automobile Components — 0.0%
Aptiv PLC*	8,626	529,464
Versigent PLC*	2,875	120,779
Total Automobile Components		650,243
Automobiles — 1.2%
Ford Motor Co.	213,916	2,973,432
General Motors Co.	66,356	5,114,721
Tesla, Inc.*	26,065	10,962,939
Total Automobiles		19,051,092
Banks — 5.5%
Bank of America Corp.	285,651	16,276,394
Citigroup, Inc.	67,797	9,488,868
Citizens Financial Group, Inc.	12,842	899,839
East West Bancorp, Inc.	3,745	483,442
Fifth Third Bancorp	23,452	1,321,989
First Citizens BancShares, Inc., Class A	536	1,115,303
Huntington Bancshares, Inc.	52,671	933,857
JPMorgan Chase & Co.	100,095	32,764,096
KeyCorp	31,969	736,886
M&T Bank Corp.	5,709	1,358,799
PNC Financial Services Group, Inc.	15,513	3,819,611
Regions Financial Corp.	35,799	1,081,130
Truist Financial Corp.	52,471	2,614,105
U.S. Bancorp	68,023	4,108,589
Wells Fargo & Co.	122,232	10,101,253
Total Banks		87,104,161
Beverages — 1.0%
Coca-Cola Co.	97,796	7,947,881
Constellation Brands, Inc., Class A	7,657	1,065,012
Monster Beverage Corp.*	12,039	1,157,189
PepsiCo, Inc.	38,623	5,229,554
Total Beverages		15,399,636
Biotechnology — 1.9%
AbbVie, Inc.	39,395	9,913,358
Alnylam Pharmaceuticals, Inc.*	956	287,785
Amgen, Inc.	18,462	6,685,459
Biogen, Inc.*	5,878	1,270,001
Gilead Sciences, Inc.	43,217	5,460,036
Incyte Corp.*	4,067	461,035
Natera, Inc.*	1,313	356,414
Neurocrine Biosciences, Inc.*	747	125,895
Regeneron Pharmaceuticals, Inc.	3,498	2,181,143
United Therapeutics Corp.*	941	509,862
Vertex Pharmaceuticals, Inc.*	4,755	2,361,951
Total Biotechnology		29,612,939
Broadline Retail — 5.8%
Amazon.com, Inc.*	377,868	90,061,059
eBay, Inc.	14,470	1,617,023
Total Broadline Retail		91,678,082
Building Products — 0.3%
Allegion PLC	1,359	190,926
Carlisle Cos., Inc.	758	274,964
Johnson Controls International PLC	9,977	1,457,739
Lennox International, Inc.	503	288,194
Masco Corp.	3,781	307,660
Trane Technologies PLC	3,173	1,558,451
Total Building Products		4,077,934
Capital Markets — 3.3%
Ameriprise Financial, Inc.	3,889	1,784,118
Ares Management Corp., Class A	2,839	316,009
Bank of New York Mellon Corp.	21,532	3,113,742
Blackrock, Inc.	3,567	3,429,885
Blackstone, Inc.	10,749	1,264,835
Carlyle Group, Inc.	8,121	341,975
Cboe Global Markets, Inc.	1,521	369,101
Charles Schwab Corp.	45,303	4,180,108
CME Group, Inc.	7,034	1,553,318
Coinbase Global, Inc., Class A*(a)	5,909	863,837
Goldman Sachs Group, Inc.	10,268	10,384,747
Interactive Brokers Group, Inc., Class A	4,388	381,931
Intercontinental Exchange, Inc.	11,968	1,473,380
KKR & Co., Inc.	16,703	1,533,001
LPL Financial Holdings, Inc.	1,567	441,393
Moody's Corp.	2,391	1,082,932
Morgan Stanley	47,870	10,006,745
MSCI, Inc.	845	473,234
Nasdaq, Inc.	8,609	678,561
Northern Trust Corp.	5,513	958,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Fund (EPS)
June 30, 2026

Investments	Shares	Value
Raymond James Financial, Inc.	6,748	$1,025,898
Robinhood Markets, Inc., Class A*	8,183	820,591
S&P Global, Inc.	5,333	2,171,918
State Street Corp.	11,738	1,990,765
T Rowe Price Group, Inc.	6,772	769,909
Tradeweb Markets, Inc., Class A	1,339	133,445
Total Capital Markets		51,543,758
Chemicals — 0.7%
Corteva, Inc.	15,791	1,337,340
DuPont de Nemours, Inc.	2,517	341,406
Ecolab, Inc.	3,401	947,553
International Flavors & Fragrances, Inc.	4,914	389,287
Linde PLC	9,918	5,146,847
PPG Industries, Inc.	6,705	813,249
RPM International, Inc.	2,225	247,309
Sherwin-Williams Co.	4,188	1,442,012
Total Chemicals		10,665,003
Commercial Services & Supplies — 0.1%
Cintas Corp.	4,823	820,296
Republic Services, Inc.	4,034	859,565
Rollins, Inc.	4,948	206,529
Veralto Corp.	3,517	311,888
Total Commercial Services & Supplies		2,198,278
Communications Equipment — 1.6%
Arista Networks, Inc.*	21,119	3,587,696
Ciena Corp.*	4,630	2,271,293
Cisco Systems, Inc.	120,664	14,173,193
F5, Inc.*	4,133	1,719,162
Lumentum Holdings, Inc.*	2,785	2,389,697
Ubiquiti, Inc.	2,025	1,081,411
Total Communications Equipment		25,222,452
Construction & Engineering — 0.2%
AECOM	578	40,344
API Group Corp.*	1,929	81,693
Comfort Systems USA, Inc.	283	560,892
EMCOR Group, Inc.	553	458,924
MasTec, Inc.*	432	179,738
Quanta Services, Inc.	1,455	1,047,658
Total Construction & Engineering		2,369,249
Construction Materials — 0.2%
Amrize Ltd.*	5,587	297,787
CRH PLC	15,039	1,609,173
Martin Marietta Materials, Inc.	747	430,795
Vulcan Materials Co.	1,367	403,279
Total Construction Materials		2,741,034
Consumer Finance — 0.7%
Ally Financial, Inc.	7,695	353,585
American Express Co.	14,354	4,855,241
Capital One Financial Corp.	21,883	4,390,168
SoFi Technologies, Inc.*	3,140	56,300
Synchrony Financial	22,964	1,746,412
Total Consumer Finance		11,401,706
Consumer Staples Distribution & Retail — 1.2%
Casey's General Stores, Inc.	360	286,124
Costco Wholesale Corp.	4,588	4,291,936
Dollar General Corp.	4,187	481,966
Dollar Tree, Inc.*	1,880	227,386
Kroger Co.	20,722	1,150,693
Performance Food Group Co.*	1,793	200,440
Sysco Corp.	11,799	986,160
U.S. Foods Holding Corp.*	2,750	281,188
Walmart, Inc.	96,801	10,963,681
Total Consumer Staples Distribution & Retail		18,869,574
Containers & Packaging — 0.1%
Avery Dennison Corp.	767	124,522
Ball Corp.	5,505	343,512
Packaging Corp. of America	1,403	334,307
Total Containers & Packaging		802,341
Distributors — 0.0%
Genuine Parts Co.	3,034	357,951
Diversified REITs — 0.0%
WP Carey, Inc.	1,434	102,531
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	325,177	6,731,164
Comcast Corp., Class A	259,141	6,361,912
Verizon Communications, Inc.	266,615	11,288,479
Total Diversified Telecommunication Services		24,381,555
Electric Utilities — 1.3%
Alliant Energy Corp.(a)	4,354	332,167
American Electric Power Co., Inc.	13,459	1,841,326
Constellation Energy Corp.	3,786	940,329
Duke Energy Corp.	21,272	2,692,610
Edison International	16,773	1,248,750
Entergy Corp.	8,560	983,202
Evergy, Inc.	4,070	351,770
Eversource Energy	9,997	722,483
Exelon Corp.	28,763	1,340,931
FirstEnergy Corp.	13,980	664,609
NextEra Energy, Inc.	47,099	4,133,879
NRG Energy, Inc.	4,301	628,204
PG&E Corp.	99,423	1,672,295
PPL Corp.	12,700	461,645
Southern Co.	24,909	2,384,040
Xcel Energy, Inc.	10,858	871,897
Total Electric Utilities		21,270,137
Electrical Equipment — 0.7%
AMETEK, Inc.	3,319	802,999
Bloom Energy Corp., Class A*	1,868	565,444
Eaton Corp. PLC	6,394	2,724,611
Emerson Electric Co.	11,955	1,711,358
GE Vernova, Inc.	2,099	2,466,031
Hubbell, Inc.	588	307,641
Nextpower, Inc., Class A*	1,619	192,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Fund (EPS)
June 30, 2026

Investments	Shares	Value
nVent Electric PLC	1,176	$199,461
Rockwell Automation, Inc.	1,221	604,493
Vertiv Holdings Co., Class A	3,406	1,140,397
Total Electrical Equipment		10,715,323
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A	20,280	3,575,770
Coherent Corp.*	6,418	2,531,708
Corning, Inc.	22,764	5,814,609
Flex Ltd.*	23,424	3,796,328
Jabil, Inc.	6,113	2,356,439
Keysight Technologies, Inc.*	6,890	2,411,982
Teledyne Technologies, Inc.*	2,447	1,631,904
Zebra Technologies Corp., Class A*	3,877	1,020,659
Total Electronic Equipment, Instruments & Components		23,139,399
Energy Equipment & Services — 0.3%
Baker Hughes Co.	23,228	1,289,154
Halliburton Co.	32,403	1,100,082
SLB Ltd.	56,995	2,649,697
Total Energy Equipment & Services		5,038,933
Entertainment — 0.6%
Liberty Media Corp.-Liberty Formula One, Class C*	1,745	166,019
Live Nation Entertainment, Inc.*(a)	1,749	320,259
Netflix, Inc.*	52,359	3,738,433
Take-Two Interactive Software, Inc.*	1,515	378,720
TKO Group Holdings, Inc.(a)	523	105,285
Walt Disney Co.	55,396	5,331,865
Total Entertainment		10,040,581
Financial Services — 3.6%
Affirm Holdings, Inc.*(a)	2,426	197,840
Apollo Global Management, Inc.	18,157	2,148,155
Berkshire Hathaway, Inc., Class B*	53,604	26,822,906
Block, Inc.*	10,661	810,236
Corpay, Inc.*	1,784	594,554
Equitable Holdings, Inc.	16,153	708,794
Fiserv, Inc.*	37,583	1,843,446
Global Payments, Inc.	12,901	936,097
Jack Henry & Associates, Inc.	1,518	209,089
Mastercard, Inc., Class A	14,242	7,314,691
PayPal Holdings, Inc.	40,381	1,743,652
Rocket Cos., Inc., Class A*(a)	7,782	122,566
Toast, Inc., Class A*	887	24,676
Visa, Inc., Class A	37,312	12,801,374
Total Financial Services		56,278,076
Food Products — 0.3%
Archer-Daniels-Midland Co.	12,898	985,407
Bunge Global SA	3,896	415,820
General Mills, Inc.	25,078	872,714
Hershey Co.	3,024	530,561
Kraft Heinz Co.	40,653	960,224
McCormick & Co., Inc., Non-Voting Shares	5,362	270,352
Tyson Foods, Inc., Class A	9,586	548,799
Total Food Products		4,583,877
Gas Utilities — 0.0%
Atmos Energy Corp.	2,748	473,398
Ground Transportation — 0.9%
CSX Corp.	41,267	1,961,420
Fedex Freight Holding Co., Inc.*	4,063	613,513
JB Hunt Transport Services, Inc.	867	250,936
Old Dominion Freight Line, Inc.	2,215	479,769
Uber Technologies, Inc.*	98,379	7,099,029
Union Pacific Corp.	15,305	4,162,960
XPO, Inc.*	952	195,436
Total Ground Transportation		14,763,063
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	33,154	3,008,394
Becton Dickinson & Co.	10,602	1,604,401
Boston Scientific Corp.*	25,157	1,073,701
Cooper Cos., Inc.*	4,041	289,780
Dexcom, Inc.*	4,786	322,337
Edwards Lifesciences Corp.*	6,806	615,671
GE HealthCare Technologies, Inc.	12,504	800,381
IDEXX Laboratories, Inc.*	756	397,989
Insulet Corp.*	1,493	227,309
Intuitive Surgical, Inc.*	3,148	1,251,896
Medtronic PLC	37,784	2,955,842
ResMed, Inc.	2,030	395,606
Solventum Corp.*	3,159	243,717
STERIS PLC	1,347	283,638
Stryker Corp.	6,401	2,015,291
Zimmer Biomet Holdings, Inc.	4,574	393,776
Total Health Care Equipment & Supplies		15,879,729
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	4,602	1,093,251
Cencora, Inc.	4,423	1,251,620
Cigna Group	14,970	4,126,930
CVS Health Corp.	60,082	6,215,483
HCA Healthcare, Inc.	6,836	2,665,288
Labcorp Holdings, Inc.	1,815	508,200
McKesson Corp.	2,779	2,099,812
Quest Diagnostics, Inc.	2,185	463,111
Tenet Healthcare Corp.*	2,145	401,287
UnitedHealth Group, Inc.	30,602	12,719,109
Universal Health Services, Inc., Class B	957	142,296
Total Health Care Providers & Services		31,686,387
Health Care REITs — 0.1%
Ventas, Inc.	3,120	277,056
Welltower, Inc.	5,344	1,212,928
Total Health Care REITs		1,489,984
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A*	2,352	417,409
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A*	9,907	1,417,692
Booking Holdings, Inc.	17,328	3,088,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Fund (EPS)
June 30, 2026

Investments	Shares	Value
Carnival Corp. Ltd.	46,823	$1,337,733
Chipotle Mexican Grill, Inc.*	15,586	529,924
Darden Restaurants, Inc.	2,210	455,282
Domino's Pizza, Inc.	705	208,708
DoorDash, Inc., Class A*	3,370	621,866
Expedia Group, Inc.	3,234	827,516
Flutter Entertainment PLC*	736	75,197
Hilton Worldwide Holdings, Inc.	3,177	1,049,871
Las Vegas Sands Corp.	11,897	549,522
Marriott International, Inc., Class A	4,227	1,566,484
McDonald's Corp.	14,435	3,901,925
Royal Caribbean Cruises Ltd.	7,239	2,298,600
Wynn Resorts Ltd.	2,395	232,531
Yum! Brands, Inc.	4,205	672,211
Total Hotels, Restaurants & Leisure		18,833,605
Household Durables — 0.3%
DR Horton, Inc.	9,044	1,473,086
Garmin Ltd.	3,119	740,887
NVR, Inc.*	75	511,005
PulteGroup, Inc.	10,237	1,404,619
Somnigroup International, Inc.	3,505	274,792
Toll Brothers, Inc.	1,797	296,056
TopBuild Corp.*	262	92,887
Total Household Durables		4,793,332
Household Products — 0.7%
Church & Dwight Co., Inc.	2,280	220,887
Clorox Co.	987	94,199
Colgate-Palmolive Co.	18,712	1,715,516
Procter & Gamble Co.	60,138	8,818,636
Total Household Products		10,849,238
Independent Power & Renewable Electricity Producers — 0.0%
Talen Energy Corp.*	341	131,033
Vistra Corp.	2,970	471,131
Total Independent Power & Renewable Electricity Producers		602,164
Industrial Conglomerates — 0.3%
3M Co.	12,394	2,006,712
Honeywell International, Inc.	8,500	1,903,150
Total Industrial Conglomerates		3,909,862
Industrial REITs — 0.1%
Prologis, Inc.	12,213	1,654,495
Insurance — 2.6%
Aflac, Inc.	18,146	2,127,618
Allstate Corp.	18,824	4,478,983
American International Group, Inc.	24,036	1,791,403
Aon PLC, Class A	4,428	1,468,723
Arch Capital Group Ltd.*	16,955	1,645,652
Chubb Ltd.	16,887	5,754,076
Cincinnati Financial Corp.	2,548	471,737
Erie Indemnity Co., Class A	1,028	246,463
F&G Annuities & Life, Inc.(a)	450	11,966
Fidelity National Financial, Inc.	7,547	355,917
Hartford Insurance Group, Inc.	12,670	1,679,028
Loews Corp.	8,418	953,002
Markel Group, Inc.*	268	523,407
Marsh & McLennan Cos., Inc.	10,325	1,720,868
MetLife, Inc.	39,284	3,323,819
Principal Financial Group, Inc.	9,078	978,427
Progressive Corp.	22,978	5,019,544
Prudential Financial, Inc.	23,181	2,501,925
Travelers Cos., Inc.	10,575	3,491,019
Unum Group	7,018	627,409
Willis Towers Watson PLC	2,133	557,502
WR Berkley Corp.	10,000	705,300
Total Insurance		40,433,788
Interactive Media & Services — 9.1%
Alphabet, Inc., Class A	274,899	98,240,656
Meta Platforms, Inc., Class A	80,786	45,505,946
Pinterest, Inc., Class A*	6,647	139,786
Reddit, Inc., Class A*	908	157,611
Total Interactive Media & Services		144,043,999
IT Services — 1.1%
Akamai Technologies, Inc.*	10,610	1,254,208
Cloudflare, Inc., Class A*	4,759	1,167,288
Cognizant Technology Solutions Corp., Class A	23,990	929,133
Gartner, Inc.*	4,731	613,232
GoDaddy, Inc., Class A*	7,220	612,834
International Business Machines Corp.	21,762	6,119,692
MongoDB, Inc.*	2,310	775,929
Okta, Inc.*	11,190	1,526,875
Snowflake, Inc.*	4,047	1,029,962
Twilio, Inc., Class A*	8,889	1,834,067
VeriSign, Inc.	4,683	1,178,055
Total IT Services		17,041,275
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	3,168	420,806
Danaher Corp.	12,825	2,442,906
Illumina, Inc.*	1,368	240,535
IQVIA Holdings, Inc.*	3,345	646,321
Medpace Holdings, Inc.*	234	123,924
Mettler-Toledo International, Inc.*	222	283,607
Tempus AI, Inc., Class A*(a)	1,569	90,892
Thermo Fisher Scientific, Inc.	7,390	3,705,050
Waters Corp.*	1,993	747,455
West Pharmaceutical Services, Inc.	498	178,782
Total Life Sciences Tools & Services		8,880,278
Machinery — 1.2%
Caterpillar, Inc.	8,027	8,547,952
Cummins, Inc.	3,179	2,267,295
Dover Corp.	2,501	560,924
Fortive Corp.	4,302	262,809
Graco, Inc.	1,848	139,727
Illinois Tool Works, Inc.	5,093	1,377,504
ITT, Inc.	412	81,477
Lincoln Electric Holdings, Inc.	325	86,291
Nordson Corp.	439	132,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Fund (EPS)
June 30, 2026

Investments	Shares	Value
Otis Worldwide Corp.	7,822	$560,055
PACCAR, Inc.	12,987	1,559,999
Parker-Hannifin Corp.	2,158	2,110,783
Pentair PLC	8	613
RBC Bearings, Inc.*	155	99,829
Snap-on, Inc.	1,069	430,166
Westinghouse Air Brake Technologies Corp.	2,812	758,115
Xylem, Inc.	2,734	323,186
Total Machinery		19,299,167
Media — 0.1%
Fox Corp., Class A(a)	12,848	670,152
Omnicom Group, Inc.	8,539	621,895
Paramount Skydance Corp., Class B	2,017	19,888
Trade Desk, Inc., Class A*	9,567	172,971
Versant Media Group, Inc.	7,941	285,955
Total Media		1,770,861
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	22,753	1,430,936
Newmont Corp.	36,408	3,400,507
Nucor Corp.	3,340	743,985
Reliance, Inc.	916	342,218
Royal Gold, Inc.	685	136,733
Steel Dynamics, Inc.	2,702	620,001
Total Metals & Mining		6,674,380
Multi-Utilities — 0.5%
Ameren Corp.	4,996	564,748
CenterPoint Energy, Inc.	11,533	507,913
CMS Energy Corp.	4,684	358,326
Consolidated Edison, Inc.	8,583	949,537
Dominion Energy, Inc.	20,227	1,381,302
DTE Energy Co.	4,322	658,543
NiSource, Inc.	7,278	346,069
Public Service Enterprise Group, Inc.	9,801	795,449
Sempra	16,341	1,514,974
WEC Energy Group, Inc.	6,253	730,163
Total Multi-Utilities		7,807,024
Oil, Gas & Consumable Fuels — 3.3%
Cheniere Energy, Inc.	8,867	2,119,302
Chevron Corp.	50,733	8,409,502
ConocoPhillips	49,906	5,188,228
Devon Energy Corp.	49,473	2,044,224
Diamondback Energy, Inc.	12,875	2,263,168
EOG Resources, Inc.	26,865	3,485,196
EQT Corp.	11,023	586,093
Expand Energy Corp.	1,628	148,457
Exxon Mobil Corp.	139,930	19,131,230
Kinder Morgan, Inc.	45,185	1,444,564
Marathon Petroleum Corp.	5,761	1,472,915
Occidental Petroleum Corp.	28,107	1,365,157
Phillips 66	4,997	844,743
Targa Resources Corp.	3,403	912,480
Texas Pacific Land Corp.	473	207,004
Valero Energy Corp.	6,254	1,628,792
Williams Cos., Inc.	19,539	1,452,529
Total Oil, Gas & Consumable Fuels		52,703,584
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	28,989	2,715,110
Southwest Airlines Co.	3,920	201,566
United Airlines Holdings, Inc.*	15,748	2,141,571
Total Passenger Airlines		5,058,247
Personal Care Products — 0.0%
Estee Lauder Cos., Inc., Class A	2,943	232,350
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	139,820	8,056,428
Eli Lilly & Co.	13,425	16,102,348
Johnson & Johnson	77,445	19,668,706
Merck & Co., Inc.	116,126	14,922,191
Pfizer, Inc.	387,446	9,329,700
Zoetis, Inc.	11,252	808,569
Total Pharmaceuticals		68,887,942
Professional Services — 0.2%
Automatic Data Processing, Inc.	7,053	1,579,519
Broadridge Financial Solutions, Inc.	1,079	147,769
CACI International, Inc., Class A*	216	100,064
Equifax, Inc.	2,305	365,850
Jacobs Solutions, Inc.	1,574	198,324
Leidos Holdings, Inc.	3,168	326,209
SS&C Technologies Holdings, Inc.	8,970	556,588
TransUnion	506	36,503
Verisk Analytics, Inc.	1,324	237,698
Total Professional Services		3,548,524
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	4,616	621,729
Jones Lang LaSalle, Inc.*	228	70,669
Zillow Group, Inc., Class C*	4,229	133,298
Total Real Estate Management & Development		825,696
Residential REITs — 0.1%
AvalonBay Communities, Inc.	2,556	482,291
Equity Residential	6,900	468,717
Essex Property Trust, Inc.	951	277,302
Sun Communities, Inc.	1,569	188,139
Total Residential REITs		1,416,449
Retail REITs — 0.1%
Kimco Realty Corp.	9,413	238,620
Realty Income Corp.	6,171	382,355
Regency Centers Corp.	2,521	201,025
Simon Property Group, Inc.	5,853	1,309,023
Total Retail REITs		2,131,023
Semiconductors & Semiconductor Equipment — 16.0%
Advanced Micro Devices, Inc.*	19,050	11,066,336
Analog Devices, Inc.	10,380	4,122,625
Applied Materials, Inc.	18,402	13,304,646
Astera Labs, Inc.*	5,866	2,833,395
Broadcom, Inc.	64,592	24,399,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Fund (EPS)
June 30, 2026

Investments	Shares	Value
Credo Technology Group Holding Ltd.*	4,476	$1,217,248
First Solar, Inc.*	5,931	1,399,479
Intel Corp.*	39,095	5,458,835
KLA Corp.	27,088	8,172,720
Lam Research Corp.	24,584	10,652,985
MACOM Technology Solutions Holdings, Inc.*	4,463	1,697,591
Marvell Technology, Inc.	18,553	5,526,753
Micron Technology, Inc.	25,426	29,348,978
Monolithic Power Systems, Inc.	1,231	1,701,685
NVIDIA Corp.	559,746	111,999,577
ON Semiconductor Corp.*	23,558	2,227,173
Qualcomm, Inc.	46,770	8,642,628
Teradyne, Inc.	5,187	2,509,678
Texas Instruments, Inc.	19,353	5,768,549
Total Semiconductors & Semiconductor Equipment		252,050,509
Software — 6.5%
Adobe, Inc.*	14,455	2,963,564
AppLovin Corp., Class A*	3,491	1,798,668
Atlassian Corp., Class A*	7,370	573,312
Autodesk, Inc.*	6,974	1,355,885
Cadence Design Systems, Inc.*	5,698	2,138,573
Crowdstrike Holdings, Inc., Class A*	2,357	1,798,721
Datadog, Inc., Class A*	7,276	1,894,379
Docusign, Inc.*	9,424	418,614
Dynatrace, Inc.*	19,482	855,455
Fair Isaac Corp.*	728	869,800
Fortinet, Inc.*	22,872	3,513,597
Gen Digital, Inc.	43,314	1,078,086
Guidewire Software, Inc.*(a)	4,451	547,696
HubSpot, Inc.*	2,193	400,244
Intuit, Inc.	6,506	1,698,066
Microsoft Corp.	144,102	53,752,928
Nutanix, Inc., Class A*	19,649	1,001,313
Oracle Corp.	51,152	7,496,326
Palantir Technologies, Inc., Class A*	17,954	2,094,693
Palo Alto Networks, Inc.*	10,916	3,722,574
PTC, Inc.*	8,526	968,639
Salesforce, Inc.	25,944	4,064,387
Samsara, Inc., Class A*	21,987	713,038
ServiceNow, Inc.*	17,058	1,693,518
Trimble, Inc.*	14,909	763,043
Tyler Technologies, Inc.*	2,704	790,812
Unity Software, Inc.*	20,816	594,921
Workday, Inc., Class A*	5,031	615,895
Zoom Communications, Inc., Class A*	19,638	1,694,956
Zscaler, Inc.*	5,098	719,583
Total Software		102,591,286
Specialized REITs — 0.3%
American Tower Corp.	8,356	1,366,791
Digital Realty Trust, Inc.	3,112	558,853
Equinix, Inc.	891	928,770
Extra Space Storage, Inc.	1,221	177,411
Iron Mountain, Inc.	2,506	316,533
Public Storage	2,355	749,620
SBA Communications Corp.	893	157,579
VICI Properties, Inc.	42,635	1,131,959
Total Specialized REITs		5,387,516
Specialty Retail — 1.3%
AutoZone, Inc.*	313	1,000,329
Best Buy Co., Inc.	8,361	634,433
Burlington Stores, Inc.*	674	213,523
Carvana Co.*	6,501	427,896
Dick's Sporting Goods, Inc.	1,383	313,678
Home Depot, Inc.	23,043	8,126,805
Lowe's Cos., Inc.	14,635	3,226,871
O'Reilly Automotive, Inc.*	12,263	1,129,300
Ross Stores, Inc.	4,996	1,063,399
TJX Cos., Inc.	17,333	2,625,950
Tractor Supply Co.	4,312	136,302
Ulta Beauty, Inc.*	766	345,451
Williams-Sonoma, Inc.	2,005	467,365
Total Specialty Retail		19,711,302
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	277,501	80,297,689
Dell Technologies, Inc., Class C	24,680	10,648,433
Everpure, Inc., Class A*	15,347	1,209,190
Hewlett Packard Enterprise Co.	92,081	4,153,774
NetApp, Inc.	13,352	2,066,356
Sandisk Corp.*	4,849	11,025,317
Seagate Technology Holdings PLC	7,185	6,933,525
Western Digital Corp.	12,763	8,151,983
Total Technology Hardware, Storage & Peripherals		124,486,267
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.*	2,408	239,090
Lululemon Athletica, Inc.*	1,841	210,206
Ralph Lauren Corp.	296	118,817
Tapestry, Inc.	3,779	553,170
Total Textiles, Apparel & Luxury Goods		1,121,283
Tobacco — 0.8%
Altria Group, Inc.	82,460	5,932,997
Philip Morris International, Inc.	40,279	7,286,874
Total Tobacco		13,219,871
Trading Companies & Distributors — 0.3%
Fastenal Co.	11,384	546,773
Ferguson Enterprises, Inc.	3,415	810,482
United Rentals, Inc.	1,598	1,810,358
WESCO International, Inc.	374	129,191
WW Grainger, Inc.	764	1,039,346
Total Trading Companies & Distributors		4,336,150
Water Utilities — 0.0%
American Water Works Co., Inc.	2,103	276,713
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	30,627	5,137,067
Total United States		1,570,118,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Fund (EPS)
June 30, 2026

Investments	Shares	Value
Brazil — 0.1%
Broadline Retail — 0.1%
MercadoLibre, Inc.*	496	$841,905
Netherlands — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
NXP Semiconductors NV	10,590	2,976,108
South Korea — 0.0%
Broadline Retail — 0.0%
Coupang, Inc.*	10,108	175,576
Switzerland — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity PLC	9,879	1,991,705
Thailand — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
Fabrinet*	2,059	1,157,323
United Kingdom — 0.0%
Energy Equipment & Services — 0.0%
TechnipFMC PLC	4,515	299,345
TOTAL COMMON STOCKS (COST: $1,086,094,496)		1,577,560,817
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)

(Cost: $1,222,413)	1,222,413	1,222,413
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)

(Cost: $576,354)	576,354	576,354
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $1,087,893,263)		1,579,359,584
Other Assets less Liabilities — 0.0%		66,069
NET ASSETS — 100.0%		$1,579,425,653

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,691,421 and the total market value of the collateral held by the Fund was $2,766,160. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,189,806.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. LargeCap Fund (EPS)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,577,560,817	$–	$–	$1,577,560,817
Mutual Fund	–	1,222,413	–	1,222,413
Investment of Cash Collateral for Securities Loaned	–	576,354	–	576,354
Total Investments in Securities	$1,577,560,817	$1,798,767	$–	$1,579,359,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. MidCap Dividend Fund (DON)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 99.4%
Aerospace & Defense — 1.9%
BWX Technologies, Inc.	52,762	$10,270,123
Carpenter Technology Corp.	28,473	17,563,285
Hexcel Corp.	70,453	7,049,527
Huntington Ingalls Industries, Inc.	46,834	13,108,368
Leonardo DRS, Inc.	228,396	9,745,658
Moog, Inc., Class A	21,381	9,062,123
Textron, Inc.(a)	98,528	9,037,974
Total Aerospace & Defense		75,837,058
Automobile Components — 1.0%
BorgWarner, Inc.	247,910	16,461,224
Gentex Corp.	378,258	9,558,579
Lear Corp.	103,562	13,883,522
Total Automobile Components		39,903,325
Automobiles — 0.2%
Thor Industries, Inc.	81,699	6,140,497
Banks — 8.8%
Ameris Bancorp	56,905	5,136,245
Atlantic Union Bankshares Corp.(a)	337,996	14,300,611
Bank OZK	253,446	13,202,002
BOK Financial Corp.	73,889	10,261,704
Columbia Banking System, Inc.	914,334	29,304,405
Commerce Bancshares, Inc.	168,198	9,713,435
Cullen/Frost Bankers, Inc.	112,775	17,425,993
East West Bancorp, Inc.	174,094	22,473,795
First Horizon Corp.	796,462	20,421,286
Flagstar Bank NA(a)	230,037	3,436,753
FNB Corp.(a)	585,363	11,168,726
Glacier Bancorp, Inc.	230,869	11,908,223
Hancock Whitney Corp.	132,781	9,921,396
Home BancShares, Inc.	348,576	9,951,845
Old National Bancorp(a)	556,357	14,409,646
Pinnacle Financial Partners, Inc.	168,623	17,010,688
Prosperity Bancshares, Inc.	182,915	13,358,282
Southstate Bank Corp.	149,226	14,907,677
UMB Financial Corp.(a)	64,547	9,214,730
United Bankshares, Inc.(a)	316,581	14,508,907
Valley National Bancorp(a)	1,199,296	17,569,686
Webster Financial Corp.	244,126	18,656,109
Western Alliance Bancorp	132,178	10,865,032
Wintrust Financial Corp.	54,186	8,708,774
Zions Bancorp NA	274,094	18,964,564
Total Banks		346,800,514
Beverages — 0.9%
Brown-Forman Corp., Class B	630,598	16,805,437
Brown-Forman Corp., Class A	380,133	10,400,439
Coca-Cola Consolidated, Inc.	43,254	8,258,053
Total Beverages		35,463,929
Broadline Retail — 0.9%
Dillard's, Inc., Class A	39,563	20,905,881
Macy's, Inc.	620,866	14,621,394
Total Broadline Retail		35,527,275
Building Products — 2.7%
AAON, Inc.(a)	49,052	6,222,737
Advanced Drainage Systems, Inc.	46,188	7,249,668
AO Smith Corp.(a)	183,667	11,519,594
Armstrong World Industries, Inc.	39,369	6,315,575
Carlisle Cos., Inc.	40,697	14,762,837
CSW Industrials, Inc.	6,707	1,866,558
Fortune Brands Innovations, Inc.	135,700	7,449,930
Lennox International, Inc.	26,706	15,301,203
Masco Corp.	275,076	22,382,934
Simpson Manufacturing Co., Inc.	30,752	6,437,931
Zurn Elkay Water Solutions Corp.	180,705	9,131,024
Total Building Products		108,639,991
Capital Markets — 5.0%
Affiliated Managers Group, Inc.	15,304	5,178,874
Blue Owl Capital, Inc.	1,952,937	17,088,199
Evercore, Inc., Class A	33,710	11,509,942
FactSet Research Systems, Inc.	22,743	5,232,709
Franklin Resources, Inc.	1,682,940	55,991,414
Hamilton Lane, Inc., Class A	40,034	3,155,880
Houlihan Lokey, Inc.	70,608	9,470,651
Jefferies Financial Group, Inc.	335,855	16,786,033
Lazard, Inc.	181,264	7,602,212
MarketAxess Holdings, Inc.	28,960	3,286,670
Moelis & Co., Class A	268,261	17,549,635
Morningstar, Inc.	27,287	4,257,318
Piper Sandler Cos.	102,602	7,422,229
SEI Investments Co.	87,128	7,641,997
StepStone Group, Inc., Class A	77,031	3,186,002
Stifel Financial Corp.	178,810	12,475,574
TPG, Inc.	231,950	9,405,572
Total Capital Markets		197,240,911
Chemicals — 4.8%
Albemarle Corp.	104,495	14,109,960
Balchem Corp.	24,775	4,185,736
CF Industries Holdings, Inc.	264,206	28,602,941
DuPont de Nemours, Inc.	182,251	24,720,526
Eastman Chemical Co.	393,299	26,343,167
Element Solutions, Inc.	255,393	12,195,016
International Flavors & Fragrances, Inc.	392,518	31,095,276
Mosaic Co.	758,321	16,068,822
NewMarket Corp.(a)	15,935	12,608,409
RPM International, Inc.	178,560	19,846,944
Total Chemicals		189,776,797
Commercial Services & Supplies — 0.4%
Brink's Co.	49,524	4,679,522
MSA Safety, Inc.	42,760	7,465,041
Tetra Tech, Inc.	166,502	4,810,243
Total Commercial Services & Supplies		16,954,806
Construction & Engineering — 1.0%
AECOM	115,148	8,037,330
Arcosa, Inc.	28,610	4,156,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Dividend Fund (DON)
June 30, 2026

Investments	Shares	Value
Argan, Inc.(a)	13,005	$10,385,143
Granite Construction, Inc.	38,707	6,118,803
Primoris Services Corp.	30,148	2,988,270
Valmont Industries, Inc.	16,767	9,684,619
Total Construction & Engineering		41,370,912
Construction Materials — 0.1%
Eagle Materials, Inc.	19,762	4,446,450
Consumer Finance — 1.6%
Ally Financial, Inc.	529,949	24,351,157
FirstCash Holdings, Inc.(a)	37,836	8,184,684
Nelnet, Inc., Class A	19,028	2,537,003
OneMain Holdings, Inc.	406,005	24,754,125
SLM Corp.	180,208	4,674,595
Total Consumer Finance		64,501,564
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc., Class A	1,150,527	15,566,630
Containers & Packaging — 1.5%
AptarGroup, Inc.	71,829	8,992,991
Avery Dennison Corp.	111,760	18,144,236
Ball Corp.	305,207	19,044,917
Crown Holdings, Inc.	127,668	14,275,835
Total Containers & Packaging		60,457,979
Distributors — 0.2%
Pool Corp.(a)	44,426	9,547,147
Diversified Consumer Services — 1.0%
ADT, Inc.	1,512,748	9,832,862
Graham Holdings Co., Class B	3,863	4,409,305
H&R Block, Inc.	357,621	13,618,208
Service Corp. International	173,111	13,149,512
Total Diversified Consumer Services		41,009,887
Diversified REITs — 0.9%
Essential Properties Realty Trust, Inc.	110,952	3,311,917
WP Carey, Inc.	466,661	33,366,262
Total Diversified REITs		36,678,179
Electric Utilities — 2.6%
IDACORP, Inc.(a)	103,946	15,727,030
OGE Energy Corp.	718,184	34,946,833
Pinnacle West Capital Corp.(a)	315,258	33,732,606
Portland General Electric Co.	393,187	20,378,882
Total Electric Utilities		104,785,351
Electrical Equipment — 0.7%
Acuity, Inc.	15,620	5,883,429
EnerSys	38,322	8,960,450
Regal Rexnord Corp.	54,587	13,002,078
Total Electrical Equipment		27,845,957
Electronic Equipment, Instruments & Components — 1.5%
Advanced Energy Industries, Inc.	21,066	7,854,879
Badger Meter, Inc.(a)	30,456	4,519,061
Cognex Corp.	144,249	10,446,513
Littelfuse, Inc.	25,809	11,751,612
Ralliant Corp.	72,552	5,342,004
TD SYNNEX Corp.	68,288	18,256,114
Vontier Corp.	91,416	2,651,064
Total Electronic Equipment, Instruments & Components		60,821,247
Energy Equipment & Services — 0.3%
NOV, Inc.	526,328	9,763,384
Entertainment — 0.6%
TKO Group Holdings, Inc.(a)	85,319	17,175,568
Warner Music Group Corp., Class A	293,397	7,942,257
Total Entertainment		25,117,825
Financial Services — 2.1%
Enact Holdings, Inc.	177,183	8,099,035
Equitable Holdings, Inc.	439,874	19,301,671
Jack Henry & Associates, Inc.(a)	55,864	7,694,707
Jackson Financial, Inc., Class A	124,466	12,744,074
MGIC Investment Corp.	405,491	11,434,846
PennyMac Financial Services, Inc.	27,993	2,438,190
Radian Group, Inc.	216,750	8,164,973
Voya Financial, Inc.	160,257	14,508,066
Total Financial Services		84,385,562
Food Products — 2.1%
Campbell's Company/The	1,002,958	22,335,875
Ingredion, Inc.	131,944	12,496,416
J M Smucker Co.	293,875	33,060,937
Lamb Weston Holdings, Inc.	233,471	10,081,278
Marzetti Company/The	52,275	5,967,714
Total Food Products		83,942,220
Gas Utilities — 2.6%
National Fuel Gas Co.	231,596	17,881,527
New Jersey Resources Corp.	281,604	15,781,088
ONE Gas, Inc.	143,959	11,094,920
Southwest Gas Holdings, Inc.	221,344	19,628,786
Spire, Inc.	160,512	12,534,382
UGI Corp.	787,725	27,208,022
Total Gas Utilities		104,128,725
Ground Transportation — 1.6%
JB Hunt Transport Services, Inc.	64,077	18,545,806
Knight-Swift Transportation Holdings, Inc.	173,220	13,488,642
Landstar System, Inc.	66,777	13,810,151
Ryder System, Inc.	60,875	16,056,999
Total Ground Transportation		61,901,598
Health Care Providers & Services — 0.6%
Chemed Corp.	10,663	4,966,185
Encompass Health Corp.	78,161	7,900,514
Ensign Group, Inc.	33,306	5,338,952
Universal Health Services, Inc., Class B	33,342	4,957,622
Total Health Care Providers & Services		23,163,273
Health Care REITs — 0.9%
American Healthcare REIT, Inc.	86,908	4,532,252
CareTrust REIT, Inc.	310,700	12,536,745
Healthcare Realty Trust, Inc.	296,724	5,984,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Dividend Fund (DON)
June 30, 2026

Investments	Shares	Value
Sabra Health Care REIT, Inc.(a)	557,501	$10,876,845
Total Health Care REITs		33,930,765
Hotel & Resort REITs — 0.9%
Host Hotels & Resorts, Inc.	1,221,391	28,959,181
Ryman Hospitality Properties, Inc.	36,481	4,689,632
Total Hotel & Resort REITs		33,648,813
Hotels, Restaurants & Leisure — 2.3%
Aramark	256,421	14,590,355
Boyd Gaming Corp.(a)	87,166	7,699,373
Churchill Downs, Inc.	33,300	2,985,012
Domino's Pizza, Inc.	37,986	11,245,375
Hyatt Hotels Corp., Class A(a)	24,620	4,772,341
Texas Roadhouse, Inc.	75,653	14,618,429
Vail Resorts, Inc.	111,490	15,179,364
Wingstop, Inc.	15,971	2,769,531
Wyndham Hotels & Resorts, Inc.	127,608	10,745,870
Wynn Resorts Ltd.(a)	84,981	8,250,805
Total Hotels, Restaurants & Leisure		92,856,455
Household Durables — 0.7%
Installed Building Products, Inc.	21,017	4,830,547
Meritage Homes Corp.	134,921	11,313,126
Toll Brothers, Inc.	61,548	10,140,033
Total Household Durables		26,283,706
Household Products — 1.2%
Clorox Co.	356,965	34,068,740
Reynolds Consumer Products, Inc.(a)	550,305	14,775,689
Total Household Products		48,844,429
Independent Power & Renewable Electricity Producers — 1.3%
AES Corp.	2,287,754	33,538,474
Clearway Energy, Inc., Class C	428,779	14,655,666
Ormat Technologies, Inc.(a)	37,519	4,085,819
Total Independent Power & Renewable Electricity Producers		52,279,959
Industrial REITs — 0.9%
EastGroup Properties, Inc.	80,610	16,325,943
First Industrial Realty Trust, Inc.	75,419	4,623,939
Rexford Industrial Realty, Inc.	173,485	5,811,748
STAG Industrial, Inc.	104,786	3,988,155
Terreno Realty Corp.(a)	69,579	4,506,632
Total Industrial REITs		35,256,417
Insurance — 5.4%
American Financial Group, Inc.	273,918	38,332,085
Assurant, Inc.	45,563	12,235,032
Erie Indemnity Co., Class A	49,658	11,905,505
Fidelity National Financial, Inc.	562,026	26,505,146
First American Financial Corp.	192,079	13,174,699
Globe Life, Inc.	45,862	8,194,622
Hanover Insurance Group, Inc.	59,388	12,716,159
Kinsale Capital Group, Inc.(a)	12,458	4,108,773
Lincoln National Corp.	462,742	16,357,930
Mercury General Corp.	60,351	6,434,624
Old Republic International Corp.	378,041	15,469,438
Primerica, Inc.	30,495	8,666,679
RLI Corp.(a)	217,891	12,870,821
Selective Insurance Group, Inc.	72,004	6,985,108
Unum Group	240,821	21,529,397
Total Insurance		215,486,018
Interactive Media & Services — 0.4%
Match Group, Inc.	379,633	14,445,036
Leisure Products — 1.2%
Acushnet Holdings Corp.(a)	84,935	10,067,346
Hasbro, Inc.	443,268	36,609,504
Total Leisure Products		46,676,850
Life Sciences Tools & Services — 0.5%
Bio-Techne Corp.	96,353	6,807,339
Bruker Corp.(a)	57,400	3,454,332
Revvity, Inc.	68,126	7,579,699
Total Life Sciences Tools & Services		17,841,370
Machinery — 7.2%
AGCO Corp.(a)	69,890	8,365,833
Allison Transmission Holdings, Inc.	81,733	9,214,578
Crane Co.	36,824	8,214,330
Donaldson Co., Inc.	164,520	14,768,960
Enpro, Inc.	16,312	6,148,482
Esab Corp.	31,315	3,088,599
ESCO Technologies, Inc.	15,861	5,551,984
Federal Signal Corp.(a)	45,433	5,837,686
Flowserve Corp.	164,887	12,228,020
Graco, Inc.	153,410	11,599,330
ITT, Inc.	65,748	13,002,325
JBT Marel Corp.(a)	28,843	4,182,235
Lincoln Electric Holdings, Inc.	71,928	19,097,603
Mueller Industries, Inc.	103,151	12,680,352
Nordson Corp.	53,849	16,245,705
Oshkosh Corp.(a)	105,493	16,191,066
Snap-on, Inc.	92,326	37,151,982
Stanley Black & Decker, Inc.	455,636	42,884,460
Timken Co.	95,753	13,914,826
Toro Co.	151,694	14,778,030
Watts Water Technologies, Inc., Class A	26,328	10,306,096
Total Machinery		285,452,482
Media — 2.7%
New York Times Co., Class A	191,756	13,419,085
News Corp., Class B(a)	150,217	4,215,089
News Corp., Class A	256,191	6,361,222
Nexstar Media Group, Inc.	79,801	14,251,661
Omnicom Group, Inc.	477,523	34,778,000
Sirius XM Holdings, Inc.(a)	1,110,741	32,811,289
Total Media		105,836,346
Metals & Mining — 1.5%
Alcoa Corp.	253,305	13,207,323
Commercial Metals Co.	104,743	6,572,623
Hecla Mining Co.	361,347	5,575,584
Reliance, Inc.	58,708	21,933,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Dividend Fund (DON)
June 30, 2026

Investments	Shares	Value
Royal Gold, Inc.	57,121	$11,401,923
Total Metals & Mining		58,690,762
Multi-Utilities — 0.4%
Black Hills Corp.(a)	190,951	14,206,754
Office REITs — 0.2%
Kilroy Realty Corp.	165,797	6,212,414
Vornado Realty Trust(a)	74,965	2,946,124
Total Office REITs		9,158,538
Oil, Gas & Consumable Fuels — 6.3%
Antero Midstream Corp.	1,661,672	37,803,038
APA Corp.	1,156,026	37,651,767
Chord Energy Corp.	194,496	22,230,893
DT Midstream, Inc.	181,438	26,624,212
HF Sinclair Corp.	461,344	32,132,610
Matador Resources Co.(a)	296,093	14,739,509
Murphy Oil Corp.(a)	392,670	12,785,335
Ovintiv, Inc.	473,757	24,943,306
Permian Resources Corp., Class A	1,909,398	35,152,017
Range Resources Corp.	180,026	6,695,167
Total Oil, Gas & Consumable Fuels		250,757,854
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	74,197	5,836,336
Pharmaceuticals — 1.3%
Viatris, Inc.	3,201,421	50,838,566
Professional Services — 1.2%
Booz Allen Hamilton Holding Corp.	215,403	13,068,500
Jacobs Solutions, Inc.	79,768	10,050,768
KBR, Inc.	176,256	6,086,120
Maximus, Inc.	91,662	4,927,749
Paycom Software, Inc.	34,728	4,364,615
TransUnion	110,610	7,979,405
Total Professional Services		46,477,157
Residential REITs — 2.9%
American Homes 4 Rent, Class A	397,818	13,334,859
Camden Property Trust	119,900	13,727,351
Equity LifeStyle Properties, Inc.	141,765	9,136,754
Essex Property Trust, Inc.	97,481	28,424,485
Sun Communities, Inc.	244,067	29,266,074
UDR, Inc.	479,182	19,128,946
Total Residential REITs		113,018,469
Retail REITs — 2.3%
Agree Realty Corp.	78,872	5,973,765
Brixmor Property Group, Inc.	311,732	9,828,910
Federal Realty Investment Trust	86,022	10,618,556
Kimco Realty Corp.	1,304,546	33,070,241
NNN REIT, Inc.	290,852	13,533,344
Regency Centers Corp.	250,368	19,964,344
Total Retail REITs		92,989,160
Semiconductors & Semiconductor Equipment — 2.4%
Amkor Technology, Inc.	159,247	13,731,869
Entegris, Inc.	76,541	13,766,664
MKS, Inc.	45,139	20,077,827
Qnity Electronics, Inc.	117,633	19,210,645
Skyworks Solutions, Inc.(a)	358,877	24,331,861
Universal Display Corp.	66,256	5,737,107
Total Semiconductors & Semiconductor Equipment		96,855,973
Software — 1.0%
Bentley Systems, Inc., Class B(a)	184,697	5,520,593
Dolby Laboratories, Inc., Class A	118,832	6,248,187
Gen Digital, Inc.	774,883	19,286,838
InterDigital, Inc.	24,727	7,000,956
Pegasystems, Inc.	101,387	3,038,568
Total Software		41,095,142
Specialized REITs — 1.2%
CubeSmart	357,566	14,220,400
Lamar Advertising Co., Class A	130,237	20,314,367
Millrose Properties, Inc.	367,609	11,046,651
Total Specialized REITs		45,581,418
Specialty Retail — 2.5%
Best Buy Co., Inc.	664,325	50,408,981
Gap, Inc.	604,816	11,297,963
Group 1 Automotive, Inc.(a)	7,221	2,102,539
Lithia Motors, Inc.(a)	15,057	4,373,908
Murphy USA, Inc.	12,851	6,925,018
Penske Automotive Group, Inc.	130,972	23,437,439
Total Specialty Retail		98,545,848
Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., Class A	348,345	8,649,406
VF Corp.	591,500	9,866,220
Total Textiles, Apparel & Luxury Goods		18,515,626
Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	32,104	10,855,968
GATX Corp.(a)	43,360	7,682,958
MSC Industrial Direct Co., Inc., Class A	162,638	19,345,790
WESCO International, Inc.	27,836	9,615,390
Total Trading Companies & Distributors		47,500,106
Water Utilities — 0.6%
Essential Utilities, Inc.	622,875	23,862,341
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	93,760	3,470,058
Total United States		3,937,957,747
Puerto Rico — 0.4%
Banks — 0.4%
Popular, Inc.	100,151	16,442,791
TOTAL COMMON STOCKS (COST: $3,247,024,438)		3,954,400,538
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)	4,057,282	4,057,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. MidCap Dividend Fund (DON)
June 30, 2026

Investments	Shares	Value
WisdomTree Treasury Money Market Digital Fund, 3.45%(b)(c)	3,700,000	$3,700,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $7,757,282)		7,757,282
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $3,254,781,720)		3,962,157,820
Other Assets less Liabilities — 0.0%		1,291,294
NET ASSETS — 100.0%		$3,963,449,114

(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $334,682,899. The Fund also had securities on loan having a total market value of $1,147,993 that were sold and pending settlement. The total market value of the collateral held by the Fund was $344,996,912. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $337,239,630.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026		Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$22,800,000	$84,900,000	$104,000,000	$—	$—	$3,700,000		$—	$126,657
WisdomTree U.S. LargeCap Dividend Fund	—	13,199,874	13,336,752	136,878	—	–	^	30,525	—
Total	$22,800,000	$98,099,874	$117,336,752	$136,878	$—	$3,700,000		$30,525	$126,657

^	As of June 30, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,954,400,538	$–	$–	$3,954,400,538
Investment of Cash Collateral for Securities Loaned	–	7,757,282	–	7,757,282
Total Investments in Securities	$3,954,400,538	$7,757,282	$–	$3,962,157,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. MidCap Fund (EZM)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 100.1%
United States — 98.5%
Aerospace & Defense — 0.9%
Hexcel Corp.	8,847	$885,231
Huntington Ingalls Industries, Inc.	7,434	2,080,702
Karman Holdings, Inc.*	10,864	542,331
Leonardo DRS, Inc.	37,284	1,590,908
Mercury Systems, Inc.*(a)	5,171	632,568
Moog, Inc., Class A	5,066	2,147,174
VSE Corp.	2,432	555,712
Total Aerospace & Defense		8,434,626
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.*	24,997	1,267,348
Automobile Components — 1.3%
BorgWarner, Inc.	91,849	6,098,774
Dorman Products, Inc.*	8,872	1,210,584
Gentex Corp.	69,574	1,758,135
Lear Corp.	24,788	3,323,079
Patrick Industries, Inc.	6,011	539,668
Total Automobile Components		12,930,240
Automobiles — 0.1%
Thor Industries, Inc.	11,040	829,766
Banks — 6.6%
Ameris Bancorp	14,740	1,330,432
Associated Banc-Corp.	44,542	1,370,557
Atlantic Union Bankshares Corp.	26,479	1,120,327
Axos Financial, Inc.*	14,658	1,427,543
BancFirst Corp.	4,500	500,085
Bank OZK	48,629	2,533,085
BOK Financial Corp.	13,351	1,854,187
Columbia Banking System, Inc.	73,112	2,343,240
Commerce Bancshares, Inc.	32,228	1,861,167
Cullen/Frost Bankers, Inc.	15,349	2,371,728
Eastern Bankshares, Inc.(a)	34,809	774,152
First Financial Bankshares, Inc.	14,162	490,005
First Horizon Corp.	140,034	3,590,472
FNB Corp.	97,675	1,863,639
Glacier Bancorp, Inc.	11,764	606,787
Hancock Whitney Corp.	23,021	1,720,129
Home BancShares, Inc.	43,347	1,237,557
Independent Bank Corp.	5,517	461,883
International Bancshares Corp.	16,972	1,289,023
Old National Bancorp	105,399	2,729,834
Pinnacle Financial Partners, Inc.	47,007	4,742,066
Prosperity Bancshares, Inc.	22,820	1,666,545
ServisFirst Bancshares, Inc.	7,528	653,054
Southstate Bank Corp.	24,211	2,418,679
Texas Capital Bancshares, Inc.	6,663	688,021
UMB Financial Corp.	19,999	2,855,057
United Bankshares, Inc.	31,199	1,429,850
United Community Banks, Inc.	24,280	851,985
Valley National Bancorp	111,764	1,637,343
Webster Financial Corp.	54,158	4,138,754
Western Alliance Bancorp	34,997	2,876,753
Wintrust Financial Corp.	17,474	2,808,421
Zions Bancorp NA	49,597	3,431,617
Total Banks		61,673,977
Beverages — 0.7%
Brown-Forman Corp., Class B	112,126	2,988,158
Celsius Holdings, Inc.*(a)	19,897	582,584
Coca-Cola Consolidated, Inc.	16,768	3,201,347
Total Beverages		6,772,089
Biotechnology — 2.7%
ACADIA Pharmaceuticals, Inc.*	43,786	1,107,786
ADMA Biologics, Inc.*	29,961	250,774
Alkermes PLC*	62,802	3,290,511
Arrowhead Pharmaceuticals, Inc.*	9,430	768,639
BioMarin Pharmaceutical, Inc.*	39,234	2,244,969
Exelixis, Inc.*	68,576	3,731,220
Halozyme Therapeutics, Inc.*	44,051	3,447,872
Krystal Biotech, Inc.*(a)	4,088	1,519,387
Mirum Pharmaceuticals, Inc.*	8,722	1,021,084
Protagonist Therapeutics, Inc.*(a)	5,229	640,971
PTC Therapeutics, Inc.*	40,144	3,274,546
TG Therapeutics, Inc.*(a)	58,972	3,239,922
Veracyte, Inc.*	10,568	620,659
Total Biotechnology		25,158,340
Broadline Retail — 0.7%
Dillard's, Inc., Class A	3,283	1,734,803
Etsy, Inc.*	15,182	1,143,660
Macy's, Inc.	122,327	2,880,801
Ollie's Bargain Outlet Holdings, Inc.*	8,099	622,651
Total Broadline Retail		6,381,915
Building Products — 1.8%
AAON, Inc.	7,097	900,325
Advanced Drainage Systems, Inc.	12,753	2,001,711
AO Smith Corp.	33,100	2,076,032
Armstrong World Industries, Inc.	7,221	1,158,393
CSW Industrials, Inc.	2,383	663,189
Fortune Brands Innovations, Inc.	36,505	2,004,125
Hayward Holdings, Inc.*	46,882	811,527
Modine Manufacturing Co.*	6,126	1,635,764
Resideo Technologies, Inc.*	50,107	1,558,328
Simpson Manufacturing Co., Inc.	8,481	1,775,497
Trex Co., Inc.*	26,084	1,305,243
Zurn Elkay Water Solutions Corp.	22,545	1,139,199
Total Building Products		17,029,333
Capital Markets — 3.9%
Affiliated Managers Group, Inc.	9,233	3,124,447
Blue Owl Capital, Inc.	153,977	1,347,299
Evercore, Inc., Class A	4,945	1,688,421
FactSet Research Systems, Inc.	7,294	1,678,204
Federated Hermes, Inc.	18,501	1,021,625
Franklin Resources, Inc.	173,612	5,776,071
Galaxy Digital, Inc., Class A*(a)	16,097	440,092
Hamilton Lane, Inc., Class A	4,825	380,355
Houlihan Lokey, Inc.	9,157	1,228,228
Invesco Ltd.	120,021	3,167,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Fund (EZM)
June 30, 2026

Investments	Shares	Value
Janus Henderson Group PLC	40,438	$2,100,754
Jefferies Financial Group, Inc.	34,276	1,713,114
Lazard, Inc.	9,840	412,690
MarketAxess Holdings, Inc.	3,937	446,810
Moelis & Co., Class A(a)	7,100	464,482
Morningstar, Inc.	4,897	764,030
Piper Sandler Cos.	8,031	580,963
PJT Partners, Inc., Class A	2,991	451,462
SEI Investments Co.	24,694	2,165,911
StepStone Group, Inc., Class A	5,917	244,727
Stifel Financial Corp.	33,557	2,341,272
StoneX Group, Inc.*(a)	10,722	1,270,557
TPG, Inc.	48,515	1,967,283
Victory Capital Holdings, Inc., Class A	17,106	1,437,930
Total Capital Markets		36,214,081
Chemicals — 2.5%
Axalta Coating Systems Ltd.*	73,064	2,500,250
Balchem Corp.	4,409	744,900
CF Industries Holdings, Inc.	70,810	7,665,891
Eastman Chemical Co.	49,632	3,324,351
Element Solutions, Inc.	57,536	2,747,344
Mosaic Co.	131,461	2,785,659
NewMarket Corp.(a)	2,416	1,911,636
Perimeter Solutions, Inc.*	32,638	1,163,545
Sensient Technologies Corp.	7,343	905,318
Total Chemicals		23,748,894
Commercial Services & Supplies — 0.7%
Brady Corp., Class A	12,341	1,130,065
Brink's Co.	11,761	1,111,297
Clean Harbors, Inc.*	6,829	2,040,164
MSA Safety, Inc.	7,891	1,377,611
Tetra Tech, Inc.	50,179	1,449,671
Total Commercial Services & Supplies		7,108,808
Communications Equipment — 0.3%
Calix, Inc.*	7,127	265,980
Viavi Solutions, Inc.*	34,098	1,628,179
Vistance Networks, Inc.*	74,182	948,046
Total Communications Equipment		2,842,205
Construction & Engineering — 2.4%
Arcosa, Inc.	7,802	1,133,553
Argan, Inc.(a)	1,632	1,303,234
Construction Partners, Inc., Class A*	5,481	650,978
Dycom Industries, Inc.*	3,585	1,812,540
Everus Construction Group, Inc.*	8,578	1,423,519
Fluor Corp.*	36,931	1,934,815
Granite Construction, Inc.	7,778	1,229,546
IES Holdings, Inc.*	3,020	2,218,673
Primoris Services Corp.	10,489	1,039,670
Sterling Infrastructure, Inc.*	8,060	6,765,242
Valmont Industries, Inc.	3,649	2,107,662
WillScot Holdings Corp.	49,444	1,426,954
Total Construction & Engineering		23,046,386
Construction Materials — 0.3%
Eagle Materials, Inc.	8,418	1,894,050
Knife River Corp.*(a)	8,838	739,299
Total Construction Materials		2,633,349
Consumer Finance — 0.8%
Credit Acceptance Corp.*(a)	2,757	1,755,492
FirstCash Holdings, Inc.	5,982	1,294,026
OneMain Holdings, Inc.	36,835	2,245,830
SLM Corp.	61,535	1,596,218
Upstart Holdings, Inc.*(a)	7,244	256,655
Total Consumer Finance		7,148,221
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class A	276,876	3,746,132
BJ's Wholesale Club Holdings, Inc.*	25,684	2,240,159
Maplebear, Inc.*	49,563	2,346,808
PriceSmart, Inc.	5,218	1,019,284
Sprouts Farmers Market, Inc.*(a)	24,812	2,098,599
Total Consumer Staples Distribution & Retail		11,450,982
Containers & Packaging — 1.2%
AptarGroup, Inc.	13,720	1,717,744
Crown Holdings, Inc.	36,043	4,030,328
Silgan Holdings, Inc.	46,130	2,139,971
Sonoco Products Co.	55,532	3,129,228
Total Containers & Packaging		11,017,271
Distributors — 0.2%
Pool Corp.	6,830	1,467,767
Diversified Consumer Services — 1.7%
ADT, Inc.	393,074	2,554,981
Bright Horizons Family Solutions, Inc.*	10,420	738,570
Duolingo, Inc.*	8,663	996,418
Frontdoor, Inc.*	24,628	1,910,886
Graham Holdings Co., Class B	2,387	2,724,569
Grand Canyon Education, Inc.*	7,014	1,003,774
H&R Block, Inc.	61,034	2,324,175
Laureate Education, Inc.*	30,315	1,101,041
Service Corp. International	29,832	2,266,039
Total Diversified Consumer Services		15,620,453
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	33,163	989,916
Electric Utilities — 0.9%
IDACORP, Inc.	10,323	1,561,870
OGE Energy Corp.	46,504	2,262,885
Pinnacle West Capital Corp.	27,477	2,940,039
Portland General Electric Co.	27,312	1,415,581
Total Electric Utilities		8,180,375
Electrical Equipment — 1.9%
Acuity, Inc.	6,296	2,371,452
EnerSys	11,976	2,800,228
Generac Holdings, Inc.*	11,542	3,379,613
Powell Industries, Inc.(a)	7,428	2,127,082
Regal Rexnord Corp.	18,565	4,421,997
Sensata Technologies Holding PLC	62,950	3,005,233
Total Electrical Equipment		18,105,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Fund (EZM)
June 30, 2026

Investments	Shares	Value
Electronic Equipment, Instruments & Components — 3.5%
Advanced Energy Industries, Inc.	4,519	$1,685,000
Avnet, Inc.	24,925	2,213,838
Badger Meter, Inc.(a)	3,609	535,503
Belden, Inc.	10,669	1,279,320
Cognex Corp.	18,538	1,342,522
Ingram Micro Holding Corp.	124,144	3,405,270
Itron, Inc.*(a)	12,008	1,039,052
Littelfuse, Inc.	4,237	1,929,233
Mirion Technologies, Inc.*	23,159	415,241
Novanta, Inc.*	4,779	775,345
OSI Systems, Inc.*(a)	2,770	605,799
Plexus Corp.*	6,067	1,824,165
Ralliant Corp.	20,802	1,531,651
Sanmina Corp.*	8,839	2,236,974
TD SYNNEX Corp.	26,856	7,179,683
TTM Technologies, Inc.*	15,939	2,980,912
Vontier Corp.	53,602	1,554,458
Total Electronic Equipment, Instruments & Components		32,533,966
Energy Equipment & Services — 0.9%
Archrock, Inc.	45,933	1,869,932
Noble Corp. PLC	24,092	898,632
NOV, Inc.	106,918	1,983,329
Valaris Ltd.*	27,438	1,991,999
Weatherford International PLC	21,483	1,750,864
Total Energy Equipment & Services		8,494,756
Entertainment — 0.2%
Warner Music Group Corp., Class A	83,446	2,258,883
Financial Services — 2.4%
Enact Holdings, Inc.	56,716	2,592,488
Essent Group Ltd.	36,296	2,333,107
HA Sustainable Infrastructure Capital, Inc.	28,448	1,110,894
Jackson Financial, Inc., Class A	47,162	4,828,917
MGIC Investment Corp.	88,174	2,486,507
PennyMac Financial Services, Inc.	10,916	950,784
Radian Group, Inc.	53,366	2,010,297
Shift4 Payments, Inc., Class A*(a)	18,637	906,504
TFS Financial Corp.	21,483	380,679
Voya Financial, Inc.	38,023	3,442,222
WEX, Inc.*	11,653	1,644,122
Total Financial Services		22,686,521
Food Products — 2.8%
Cal-Maine Foods, Inc.(a)	34,830	2,805,905
Campbell's Company/The	120,011	2,672,645
Darling Ingredients, Inc.*	15,087	824,052
Ingredion, Inc.	27,514	2,605,851
J M Smucker Co.	37,953	4,269,712
Lamb Weston Holdings, Inc.	32,012	1,382,278
Marzetti Company/The	4,993	570,001
Pilgrim's Pride Corp.	142,597	4,008,402
Post Holdings, Inc.*(a)	18,941	1,671,732
Seaboard Corp.	399	1,781,268
Smithfield Foods, Inc.	160,911	3,903,701
Total Food Products		26,495,547
Gas Utilities — 1.3%
MDU Resources Group, Inc.	40,965	868,867
National Fuel Gas Co.	31,252	2,412,967
New Jersey Resources Corp.	30,105	1,687,084
ONE Gas, Inc.	13,696	1,055,551
Southwest Gas Holdings, Inc.	24,004	2,128,675
Spire, Inc.	13,197	1,030,554
UGI Corp.	77,968	2,693,015
Total Gas Utilities		11,876,713
Ground Transportation — 0.9%
Knight-Swift Transportation Holdings, Inc.	18,292	1,424,398
Landstar System, Inc.	5,282	1,092,370
Lyft, Inc., Class A*(a)	75,116	1,097,445
Ryder System, Inc.	12,461	3,286,838
Saia, Inc.*	3,545	1,493,012
Total Ground Transportation		8,394,063
Health Care Equipment & Supplies — 1.3%
Align Technology, Inc.*	18,498	3,119,873
Globus Medical, Inc., Class A*	23,052	1,821,339
Haemonetics Corp.*	12,322	924,150
ICU Medical, Inc.*	6,142	900,417
Inspire Medical Systems, Inc.*	2,762	123,213
Lantheus Holdings, Inc.*(a)	28,979	3,214,930
Merit Medical Systems, Inc.*	11,633	806,632
Penumbra, Inc.*(a)	3,218	1,016,083
TransMedics Group, Inc.*(a)	3,560	236,455
Total Health Care Equipment & Supplies		12,163,092
Health Care Providers & Services — 2.2%
BrightSpring Health Services, Inc.*(a)	25,151	1,754,031
Chemed Corp.	3,165	1,474,067
CorVel Corp.*	7,217	451,207
DaVita, Inc.*	25,964	5,776,471
Encompass Health Corp.	19,266	1,947,407
Ensign Group, Inc.	8,936	1,432,441
GeneDx Holdings Corp.*(a)	2,531	173,753
HealthEquity, Inc.*	13,175	1,189,966
Henry Schein, Inc.*	33,306	2,781,717
Hims & Hers Health, Inc.*(a)	19,136	663,445
Option Care Health, Inc.*(a)	39,728	833,096
PACS Group, Inc.*(a)	37,887	1,615,502
RadNet, Inc.*	6,281	387,349
Total Health Care Providers & Services		20,480,452
Health Care REITs — 0.4%
American Healthcare REIT, Inc.	14,038	732,082
CareTrust REIT, Inc.	29,915	1,207,070
National Health Investors, Inc.	8,565	653,167
Sabra Health Care REIT, Inc.(a)	41,061	801,100
Total Health Care REITs		3,393,419
Health Care Technology — 0.1%
Doximity, Inc., Class A*	27,071	561,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Fund (EZM)
June 30, 2026

Investments	Shares	Value
Waystar Holding Corp.*	30,199	$619,985
Total Health Care Technology		1,181,438
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	168,575	3,996,913
Ryman Hospitality Properties, Inc.	11,384	1,463,413
Total Hotel & Resort REITs		5,460,326
Hotels, Restaurants & Leisure — 3.5%
Aramark	53,252	3,030,039
Boyd Gaming Corp.(a)	29,816	2,633,647
Brinker International, Inc.*(a)	13,220	2,220,960
Cava Group, Inc.*	8,871	696,196
Choice Hotels International, Inc.	14,733	1,624,608
Churchill Downs, Inc.	16,697	1,496,719
Dutch Bros, Inc., Class A*(a)	9,770	701,584
Global Business Travel Group I*	41,248	387,319
Hilton Grand Vacations, Inc.*	17,396	911,029
Hyatt Hotels Corp., Class A(a)	4,127	799,978
Life Time Group Holdings, Inc.*	46,062	1,881,172
MGM Resorts International*	70,836	3,386,669
Norwegian Cruise Line Holdings Ltd.*	209,450	4,421,490
Planet Fitness, Inc., Class A*	9,555	498,484
Red Rock Resorts, Inc., Class A	14,476	941,809
Shake Shack, Inc., Class A*	4,151	232,539
Texas Roadhouse, Inc.	10,714	2,070,266
Travel & Leisure Co.	25,401	1,941,398
Vail Resorts, Inc.	8,450	1,150,467
Wingstop, Inc.	2,328	403,698
Wyndham Hotels & Resorts, Inc.	20,736	1,746,179
Total Hotels, Restaurants & Leisure		33,176,250
Household Durables — 1.7%
Cavco Industries, Inc.*	1,560	958,433
Champion Homes, Inc.*	11,371	1,002,012
Installed Building Products, Inc.	4,785	1,099,784
KB Home	33,469	2,094,825
M/I Homes, Inc.*	13,925	2,239,001
Meritage Homes Corp.	30,139	2,527,155
Mohawk Industries, Inc.*	19,832	2,406,217
Taylor Morrison Home Corp.*	52,884	3,793,898
Total Household Durables		16,121,325
Household Products — 0.2%
Reynolds Consumer Products, Inc.(a)	58,520	1,571,262
Independent Power & Renewable Electricity Producers — 0.7%
AES Corp.	428,715	6,284,962
Ormat Technologies, Inc.(a)	5,646	614,849
Total Independent Power & Renewable Electricity Producers		6,899,811
Industrial REITs — 0.6%
EastGroup Properties, Inc.	5,952	1,205,459
First Industrial Realty Trust, Inc.	18,967	1,162,867
Rexford Industrial Realty, Inc.	33,141	1,110,223
STAG Industrial, Inc.	26,939	1,025,298
Terreno Realty Corp.	21,356	1,383,228
Total Industrial REITs		5,887,075
Insurance — 4.1%
American Financial Group, Inc.	20,390	2,853,377
Assurant, Inc.	14,564	3,910,871
Assured Guaranty Ltd.	11,749	941,800
Axis Capital Holdings Ltd.	35,584	3,823,145
CNO Financial Group, Inc.	30,216	1,540,412
F&G Annuities & Life, Inc.	44,401	1,180,623
First American Financial Corp.	21,532	1,476,880
Globe Life, Inc.	31,795	5,681,131
Hanover Insurance Group, Inc.	12,026	2,575,007
Kinsale Capital Group, Inc.	3,148	1,038,242
Lincoln National Corp.	122,979	4,347,308
Mercury General Corp.	11,533	1,229,648
Old Republic International Corp.	63,001	2,578,001
Primerica, Inc.	8,982	2,552,684
RLI Corp.(a)	11,007	650,183
Selective Insurance Group, Inc.	13,448	1,304,590
White Mountains Insurance Group Ltd.	211	437,485
Total Insurance		38,121,387
Interactive Media & Services — 0.3%
Match Group, Inc.	69,298	2,636,789
IT Services — 0.5%
DigitalOcean Holdings, Inc.*	20,965	3,292,134
EPAM Systems, Inc.*	12,819	1,017,188
Kyndryl Holdings, Inc.*	71,205	805,328
Total IT Services		5,114,650
Leisure Products — 0.7%
Acushnet Holdings Corp.	11,391	1,350,175
Brunswick Corp.	12,270	1,033,625
Hasbro, Inc.	30,786	2,542,616
Mattel, Inc.*	87,483	1,214,264
Polaris, Inc.	5,191	355,272
Total Leisure Products		6,495,952
Life Sciences Tools & Services — 1.4%
Avantor, Inc.*	235,804	2,334,459
Bio-Rad Laboratories, Inc., Class A*	3,716	1,091,055
Bio-Techne Corp.(a)	20,092	1,419,500
Bruker Corp.	26,873	1,617,217
Charles River Laboratories International, Inc.*	11,763	2,667,731
Repligen Corp.*(a)	4,582	625,168
Revvity, Inc.	22,493	2,502,571
Sotera Health Co.*	59,548	1,056,977
Total Life Sciences Tools & Services		13,314,678
Machinery — 4.7%
AGCO Corp.	15,087	1,805,914
Allison Transmission Holdings, Inc.	31,142	3,510,949
Atmus Filtration Technologies, Inc.	18,238	929,956
Crane Co.	7,757	1,730,354
Donaldson Co., Inc.	20,703	1,858,508
Enpro, Inc.	3,243	1,222,384
Esab Corp.	11,706	1,154,563
ESCO Technologies, Inc.	3,587	1,255,594
Federal Signal Corp.	9,490	1,219,370
Flowserve Corp.	24,575	1,822,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Fund (EZM)
June 30, 2026

Investments	Shares	Value
Franklin Electric Co., Inc.	8,540	$915,403
Gates Industrial Corp. PLC*	72,501	2,027,853
JBT Marel Corp.	8,344	1,209,880
Middleby Corp.*	17,604	3,028,064
Mueller Industries, Inc.	26,225	3,223,839
Mueller Water Products, Inc., Class A	37,215	961,263
Oshkosh Corp.	22,608	3,469,876
SPX Technologies, Inc.*	6,198	1,519,564
Stanley Black & Decker, Inc.	41,324	3,889,415
Symbotic, Inc.*	10,641	478,313
Timken Co.	19,273	2,800,752
Toro Co.	25,014	2,436,864
Watts Water Technologies, Inc., Class A	5,141	2,012,444
Total Machinery		44,483,604
Marine Transportation — 0.2%
Kirby Corp.*	12,470	1,695,546
Media — 1.2%
New York Times Co., Class A	25,526	1,786,309
News Corp., Class A	83,011	2,061,163
Nexstar Media Group, Inc.	10,817	1,931,808
Sirius XM Holdings, Inc.	189,505	5,597,978
Total Media		11,377,258
Metals & Mining — 1.1%
Alcoa Corp.	83,918	4,375,484
Coeur Mining, Inc.	98,193	1,602,510
Commercial Metals Co.	22,996	1,442,999
Hecla Mining Co.	177,806	2,743,547
Warrior Met Coal, Inc.	4,177	339,005
Total Metals & Mining		10,503,545
Multi-Utilities — 0.2%
Black Hills Corp.	17,661	1,313,978
Northwestern Energy Group, Inc.	14,238	1,019,726
Total Multi-Utilities		2,333,704
Office REITs — 0.6%
Cousins Properties, Inc.	14,660	439,507
Kilroy Realty Corp.	32,903	1,232,875
Vornado Realty Trust	94,132	3,699,388
Total Office REITs		5,371,770
Oil, Gas & Consumable Fuels — 4.7%
Antero Midstream Corp.	106,080	2,413,320
Antero Resources Corp.*	65,445	2,299,737
APA Corp.	195,501	6,367,468
California Resources Corp.	35,139	1,857,799
Centrus Energy Corp., Class A*(a)	2,011	337,587
Chord Energy Corp.	29,158	3,332,759
CNX Resources Corp.*	39,037	1,324,525
Comstock Resources, Inc.*(a)	27,501	410,315
DT Midstream, Inc.	13,899	2,039,539
Gulfport Energy Corp.*	6,948	1,179,076
HF Sinclair Corp.	42,053	2,928,992
Magnolia Oil & Gas Corp., Class A	61,649	1,576,981
Matador Resources Co.	76,118	3,789,154
Murphy Oil Corp.(a)	30,281	985,949
Ovintiv, Inc.	117,585	6,190,850
Permian Resources Corp., Class A	226,705	4,173,639
Range Resources Corp.	72,255	2,687,164
Total Oil, Gas & Consumable Fuels		43,894,854
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	13,144	1,033,907
Passenger Airlines — 0.8%
Alaska Air Group, Inc.*	34,043	1,777,045
American Airlines Group, Inc.*	207,249	3,744,989
SkyWest, Inc.*	17,407	1,729,037
Total Passenger Airlines		7,251,071
Personal Care Products — 0.1%
BellRing Brands, Inc.*	40,581	525,118
Pharmaceuticals — 2.4%
Amneal Pharmaceuticals, Inc.*	85,097	1,473,029
Corcept Therapeutics, Inc.*(a)	8,318	723,250
Elanco Animal Health, Inc.*(a)	88,673	2,182,243
Indivior Pharmaceuticals, Inc.*	30,872	1,266,678
Jazz Pharmaceuticals PLC*	12,385	2,984,413
Ligand Pharmaceuticals, Inc.*(a)	3,552	1,122,752
Viatris, Inc.	807,277	12,819,559
Total Pharmaceuticals		22,571,924
Professional Services — 2.0%
Amentum Holdings, Inc.*(a)	77,605	1,604,095
Booz Allen Hamilton Holding Corp.	37,593	2,280,767
ExlService Holdings, Inc.*	32,988	853,070
Exponent, Inc.	6,623	389,167
FTI Consulting, Inc.*	7,462	1,111,913
Genpact Ltd.	56,501	1,553,778
KBR, Inc.	47,066	1,625,189
Maximus, Inc.	20,396	1,096,489
Parsons Corp.*	17,666	925,522
Paycom Software, Inc.	13,402	1,684,363
Paylocity Holding Corp.*	12,484	1,304,953
Science Applications International Corp.	23,974	2,646,969
UL Solutions, Inc., Class A	20,598	2,098,112
Total Professional Services		19,174,387
Real Estate Management & Development — 0.3%
Cushman & Wakefield Ltd.*	68,885	922,370
Howard Hughes Holdings, Inc.*	13,644	975,410
St. Joe Co.	8,341	522,397
Total Real Estate Management & Development		2,420,177
Residential REITs — 0.7%
American Homes 4 Rent, Class A	57,534	1,928,540
Camden Property Trust	10,860	1,243,361
Equity LifeStyle Properties, Inc.	26,512	1,708,698
Independence Realty Trust, Inc.	18,001	300,437
UDR, Inc.	29,066	1,160,315
Total Residential REITs		6,341,351
Retail REITs — 0.8%
Agree Realty Corp.	11,270	853,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Fund (EZM)
June 30, 2026

Investments	Shares	Value
Brixmor Property Group, Inc.	55,732	$1,757,230
Federal Realty Investment Trust	14,543	1,795,188
NNN REIT, Inc.	38,714	1,801,362
Phillips Edison & Co., Inc.	14,272	594,001
Tanger, Inc.	15,860	625,994
Total Retail REITs		7,427,365
Semiconductors & Semiconductor Equipment — 5.1%
Amkor Technology, Inc.	29,637	2,555,598
Cirrus Logic, Inc.*	15,440	2,293,303
Enphase Energy, Inc.*	61,236	3,015,261
Entegris, Inc.	36,456	6,556,976
FormFactor, Inc.*	7,727	1,235,779
Impinj, Inc.*(a)	2,671	382,567
Lattice Semiconductor Corp.*	37,334	5,710,609
MKS, Inc.	12,794	5,690,771
Onto Innovation, Inc.*	6,909	2,614,711
Qorvo, Inc.*	26,347	2,457,385
Rambus, Inc.*	32,793	4,352,943
Semtech Corp.*	9,573	1,549,390
Silicon Laboratories, Inc.*	2,494	545,089
SiTime Corp.*	6,855	5,110,814
Skyworks Solutions, Inc.	53,078	3,598,688
Universal Display Corp.	7,869	681,377
Total Semiconductors & Semiconductor Equipment		48,351,261
Software — 3.2%
ACI Worldwide, Inc.*	23,672	1,190,465
Agilysys, Inc.*	2,603	272,014
Appfolio, Inc., Class A*(a)	3,293	528,033
Bentley Systems, Inc., Class B(a)	37,095	1,108,770
Bill Holdings, Inc.*	18,940	684,870
Box, Inc., Class A*	31,251	829,402
CCC Intelligent Solutions Holdings, Inc.*(a)	134,993	696,564
CommVault Systems, Inc.*	6,332	897,434
Core Scientific, Inc.*(a)	32,675	836,153
Dolby Laboratories, Inc., Class A	25,968	1,365,397
Dropbox, Inc., Class A*	110,544	3,036,644
Elastic NV*	14,202	809,798
Gitlab, Inc., Class A*	19,450	593,809
Hut 8 Corp.*	22,937	2,647,962
InterDigital, Inc.	6,008	1,701,045
JFrog Ltd.*	9,351	849,819
Klaviyo, Inc., Class A*	24,404	368,500
Life360, Inc.*(a)	6,868	380,212
Manhattan Associates, Inc.*	7,261	1,011,094
MARA Holdings, Inc.*(a)	241,115	3,349,087
Pegasystems, Inc.	31,214	935,484
Procore Technologies, Inc.*	12,179	494,711
Q2 Holdings, Inc.*	9,302	447,426
Qualys, Inc.*	7,216	992,128
Riot Platforms, Inc.*(a)	45,564	1,247,542
UiPath, Inc., Class A*(a)	96,969	1,054,053
Varonis Systems, Inc.*	10,321	433,069
Workiva, Inc.*	4,826	234,109
Zeta Global Holdings Corp., Class A*(a)	38,145	750,694
Total Software		29,746,288
Specialized REITs — 1.0%
CubeSmart	40,434	1,608,060
EPR Properties	15,278	886,277
Gaming & Leisure Properties, Inc.	71,435	3,181,000
Lamar Advertising Co., Class A	13,588	2,119,456
Millrose Properties, Inc.	32,140	965,807
Outfront Media, Inc.	23,243	761,441
Total Specialized REITs		9,522,041
Specialty Retail — 3.9%
Abercrombie & Fitch Co., Class A*(a)	20,029	1,802,810
Asbury Automotive Group, Inc.*	9,734	1,957,313
AutoNation, Inc.*	15,162	2,816,948
Bath & Body Works, Inc.	133,735	3,093,291
Boot Barn Holdings, Inc.*	4,489	737,408
CarMax, Inc.*	54,645	2,890,174
Chewy, Inc., Class A*(a)	21,140	415,401
Five Below, Inc.*	7,985	1,435,623
GameStop Corp., Class A*(a)	68,962	1,522,681
Gap, Inc.	127,368	2,379,234
Group 1 Automotive, Inc.	5,382	1,567,077
Lithia Motors, Inc.	11,248	3,267,432
Murphy USA, Inc.	5,104	2,750,392
Penske Automotive Group, Inc.	23,340	4,176,693
Signet Jewelers Ltd.	19,549	1,685,124
Urban Outfitters, Inc.*	24,099	1,707,655
Valvoline, Inc.*(a)	29,243	1,156,268
Wayfair, Inc., Class A*	10,209	943,516
Total Specialty Retail		36,305,040
Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc.*	31,804	3,836,835
Kontoor Brands, Inc.	15,757	1,313,188
PVH Corp.	27,229	2,022,026
VF Corp.	68,284	1,138,977
Total Textiles, Apparel & Luxury Goods		8,311,026
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	6,418	2,170,247
Core & Main, Inc., Class A*	38,910	1,877,407
GATX Corp.	7,635	1,352,846
MSC Industrial Direct Co., Inc., Class A	11,124	1,323,200
QXO, Inc.*(a)	49,742	859,542
SiteOne Landscape Supply, Inc.*	6,121	700,303
Total Trading Companies & Distributors		8,283,545
Water Utilities — 0.3%
Essential Utilities, Inc.	69,631	2,667,564
Total United States		924,402,648
Bermuda — 0.7%
Insurance — 0.7%
RenaissanceRe Holdings Ltd.	22,102	7,004,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Fund (EZM)
June 30, 2026

Investments	Shares	Value
Japan — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Allegro MicroSystems, Inc.*	14,419	$1,003,850
Kazakhstan — 0.1%
Capital Markets — 0.1%
Freedom Holding Corp.*(a)	4,792	625,212
Puerto Rico — 0.4%
Banks — 0.4%
Popular, Inc.	21,433	3,518,870
Sweden — 0.3%
Automobile Components — 0.3%
Autoliv, Inc.	25,417	2,952,693
TOTAL COMMON STOCKS (COST: $767,513,981)		939,507,397
EXCHANGE-TRADED FUND — 0.1%
United States — 0.1%
WisdomTree U.S. MidCap Dividend Fund(a)(b)

(Cost: $238,007)	4,323	244,336
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.5%
United States — 0.5%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	2,606,109	2,606,109
WisdomTree Treasury Money Market Digital Fund, 3.45%(b)(c)	2,400,000	2,400,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $5,006,109)		5,006,109
TOTAL INVESTMENTS IN SECURITIES — 100.7% (Cost: $772,758,097)		944,757,842
Other Liabilities less Assets — (0.7)%		(6,174,871)
NET ASSETS — 100.0%		$938,582,971

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $53,085,572 and the total market value of the collateral held by the Fund was $54,131,011. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $49,124,902.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. MidCap Fund (EZM)
June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$32,400,000	$30,000,000	$—	$—	$2,400,000	$—	$25,946
WisdomTree U.S. MidCap Dividend Fund	—	845,564	619,600	12,043	6,329	244,336	3,455	—
Total	$—	$33,245,564	$30,619,600	$12,043	$6,329	$2,644,336	$3,455	$25,946

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$939,507,397	$–	$–	$939,507,397
Exchange-Traded Fund	244,336	–	–	244,336
Investment of Cash Collateral for Securities Loaned	–	5,006,109	–	5,006,109
Total Investments in Securities	$939,751,733	$5,006,109	$–	$944,757,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. MidCap Quality Growth Fund (QMID)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 98.2%
Beverages — 1.5%
Celsius Holdings, Inc.*(a)	506	$14,816
Coca-Cola Consolidated, Inc.	98	18,710
Total Beverages		33,526
Biotechnology — 6.1%
Alkermes PLC*(a)	272	14,252
BioMarin Pharmaceutical, Inc.*	326	18,654
Exelixis, Inc.*	458	24,920
Halozyme Therapeutics, Inc.*	201	15,732
Krystal Biotech, Inc.*(a)	52	19,327
Neurocrine Biosciences, Inc.*	167	28,145
Protagonist Therapeutics, Inc.*(a)	116	14,219
Total Biotechnology		135,249
Broadline Retail — 0.6%
Etsy, Inc.*	174	13,107
Building Products — 5.0%
AAON, Inc.(a)	138	17,507
Advanced Drainage Systems, Inc.	146	22,916
Allegion PLC	151	21,214
AO Smith Corp.(a)	212	13,297
Armstrong World Industries, Inc.	80	12,833
Modine Manufacturing Co.*	83	22,163
Total Building Products		109,930
Capital Markets — 6.2%
Blue Owl Capital, Inc.	1,109	9,704
Evercore, Inc., Class A	69	23,559
FactSet Research Systems, Inc.	62	14,265
Galaxy Digital, Inc., Class A*(a)	362	9,897
Houlihan Lokey, Inc.	97	13,011
Morningstar, Inc.	65	10,141
SEI Investments Co.	223	19,559
StoneX Group, Inc.*(a)	143	16,946
Tradeweb Markets, Inc., Class A	201	20,032
Total Capital Markets		137,114
Commercial Services & Supplies — 1.2%
MSA Safety, Inc.	73	12,744
Tetra Tech, Inc.(a)	450	13,001
Total Commercial Services & Supplies		25,745
Construction & Engineering — 5.0%
Argan, Inc.(a)	24	19,165
Construction Partners, Inc., Class A*(a)	93	11,046
Dycom Industries, Inc.*	58	29,324
Fluor Corp.*	266	13,936
Granite Construction, Inc.	76	12,014
MYR Group, Inc.*	30	15,012
Primoris Services Corp.	94	9,317
Total Construction & Engineering		109,814
Construction Materials — 0.5%
Eagle Materials, Inc.(a)	54	12,150
Consumer Finance — 1.3%
Credit Acceptance Corp.*(a)	20	12,735
FirstCash Holdings, Inc.(a)	77	16,656
Total Consumer Finance		29,391
Consumer Staples Distribution & Retail — 1.7%
Maplebear, Inc.*	462	21,876
Sprouts Farmers Market, Inc.*	190	16,070
Total Consumer Staples Distribution & Retail		37,946
Containers & Packaging — 0.7%
AptarGroup, Inc.	120	15,024
Electrical Equipment — 1.8%
Powell Industries, Inc.(a)	62	17,754
Vicor Corp.*	60	22,787
Total Electrical Equipment		40,541
Energy Equipment & Services — 1.0%
Archrock, Inc.	314	12,783
Valaris Ltd.*	123	8,930
Total Energy Equipment & Services		21,713
Entertainment — 1.3%
TKO Group Holdings, Inc.(a)	141	28,385
Financial Services — 2.0%
Jack Henry & Associates, Inc.(a)	126	17,355
Toast, Inc., Class A*	929	25,845
Total Financial Services		43,200
Food Products — 2.1%
Lamb Weston Holdings, Inc.	235	10,147
McCormick & Co., Inc., Non-Voting Shares	486	24,504
Pilgrim's Pride Corp.	440	12,369
Total Food Products		47,020
Health Care Equipment & Supplies — 3.2%
Globus Medical, Inc., Class A*(a)	209	16,513
Insulet Corp.*	126	19,183
Lantheus Holdings, Inc.*(a)	117	12,980
Penumbra, Inc.*	69	21,787
Total Health Care Equipment & Supplies		70,463
Health Care Providers & Services — 6.0%
Chemed Corp.	25	11,643
DaVita, Inc.*	119	26,475
Encompass Health Corp.	183	18,498
Ensign Group, Inc.	103	16,511
HealthEquity, Inc.*(a)	163	14,722
Tenet Healthcare Corp.*	164	30,681
Universal Health Services, Inc., Class B	94	13,977
Total Health Care Providers & Services		132,507
Hotels, Restaurants & Leisure — 7.8%
Boyd Gaming Corp.(a)	132	11,660
Brinker International, Inc.*	76	12,768
Cava Group, Inc.*	226	17,736
Domino's Pizza, Inc.	58	17,170
DraftKings, Inc., Class A*	856	21,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Quality Growth Fund (QMID)
June 30, 2026

Investments	Shares	Value
Dutch Bros, Inc., Class A*(a)	226	$16,229
Life Time Group Holdings, Inc.*	410	16,744
Norwegian Cruise Line Holdings Ltd.*	798	16,846
Texas Roadhouse, Inc.	128	24,733
Wynn Resorts Ltd.(a)	174	16,894
Total Hotels, Restaurants & Leisure		172,403
Household Durables — 1.4%
Somnigroup International, Inc.	394	30,890
Insurance — 3.6%
Erie Indemnity Co., Class A	88	21,098
Everest Group Ltd.	77	27,507
Kinsale Capital Group, Inc.	39	12,863
Primerica, Inc.	62	17,620
Total Insurance		79,088
Interactive Media & Services — 1.8%
Match Group, Inc.	450	17,123
Pinterest, Inc., Class A*(a)	1,039	21,850
Total Interactive Media & Services		38,973
IT Services — 2.8%
DigitalOcean Holdings, Inc.*	157	24,654
Gartner, Inc.*	123	15,943
GoDaddy, Inc., Class A*	249	21,135
Total IT Services		61,732
Life Sciences Tools & Services — 1.2%
Medpace Holdings, Inc.*	50	26,479
Machinery — 7.4%
Allison Transmission Holdings, Inc.	140	15,784
Crane Co.	98	21,861
Donaldson Co., Inc.	197	17,685
Federal Signal Corp.(a)	115	14,776
Lincoln Electric Holdings, Inc.	96	25,489
Mueller Industries, Inc.	189	23,234
Oshkosh Corp.(a)	106	16,269
Symbotic, Inc.*(a)	230	10,338
Watts Water Technologies, Inc., Class A	47	18,398
Total Machinery		163,834
Media — 1.6%
New York Times Co., Class A	282	19,734
Trade Desk, Inc., Class A*	810	14,645
Total Media		34,379
Oil, Gas & Consumable Fuels — 2.0%
Antero Midstream Corp.	829	18,860
Permian Resources Corp., Class A	1,333	24,540
Total Oil, Gas & Consumable Fuels		43,400
Pharmaceuticals — 0.7%
Corcept Therapeutics, Inc.*(a)	175	15,216
Professional Services — 2.0%
Booz Allen Hamilton Holding Corp.	217	13,165
Parsons Corp.*(a)	182	9,535
Paycom Software, Inc.	92	11,562
Paylocity Holding Corp.*	86	8,990
Total Professional Services		43,252
Semiconductors & Semiconductor Equipment — 1.0%
Rambus, Inc.*	164	21,769
Software — 9.9%
Atlassian Corp., Class A*	276	21,470
Bentley Systems, Inc., Class B(a)	491	14,676
Docusign, Inc.*	326	14,481
Dynatrace, Inc.*	490	21,516
Elastic NV*	164	9,351
HubSpot, Inc.*	84	15,331
Hut 8 Corp.*	180	20,780
InterDigital, Inc.	43	12,175
Manhattan Associates, Inc.*	99	13,786
Nutanix, Inc., Class A*	438	22,321
Procore Technologies, Inc.*	254	10,317
Samsara, Inc., Class A*(a)	617	20,009
Tyler Technologies, Inc.*	78	22,812
Total Software		219,025
Specialty Retail — 2.5%
Dick's Sporting Goods, Inc.(a)	117	26,537
Five Below, Inc.*	97	17,439
Urban Outfitters, Inc.*(a)	164	11,621
Total Specialty Retail		55,597
Textiles, Apparel & Luxury Goods — 3.6%
Deckers Outdoor Corp.*	267	26,510
Lululemon Athletica, Inc.*	217	24,777
Ralph Lauren Corp.	70	28,099
Total Textiles, Apparel & Luxury Goods		79,386
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	64	21,642
Core & Main, Inc., Class A*	312	15,054
Total Trading Companies & Distributors		36,696
Total United States		2,164,944
Bermuda — 1.1%
Insurance — 1.1%
RenaissanceRe Holdings Ltd.	77	24,401
Switzerland — 0.6%
Automobile Components — 0.6%
Garrett Motion, Inc.	352	12,753
TOTAL COMMON STOCKS (COST: $2,121,169)		2,202,098
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)

(Cost: $2,736)	2,736	2,736
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $2,123,905)		2,204,834
Other Liabilities less Assets — (0.0)%		(345)
NET ASSETS — 100.0%		$2,204,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. MidCap Quality Growth Fund (QMID)
June 30, 2026

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $503,223 and the total market value of the collateral held by the Fund was $518,195, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,202,098	$–	$–	$2,202,098
Mutual Fund	–	2,736	–	2,736
Total Investments in Securities	$2,202,098	$2,736	$–	$2,204,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Multifactor Fund (USMF)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 96.7%
Aerospace & Defense — 0.8%
ATI, Inc.*	6,228	$1,227,539
Carpenter Technology Corp.	2,029	1,251,568
Total Aerospace & Defense		2,479,107
Air Freight & Logistics — 0.4%
FedEx Corp.	3,856	1,207,429
Automobile Components — 0.9%
BorgWarner, Inc.	39,730	2,638,072
Automobiles — 1.0%
General Motors Co.	39,392	3,036,335
Banks — 3.5%
Citigroup, Inc.	12,416	1,737,743
Citizens Financial Group, Inc.	14,113	988,898
Columbia Banking System, Inc.	38,583	1,236,585
First Citizens BancShares, Inc., Class A	441	917,628
KeyCorp	42,979	990,666
M&T Bank Corp.	4,389	1,044,626
Old National Bancorp(a)	35,673	923,931
Southstate Bank Corp.	9,924	991,408
Webster Financial Corp.	13,031	995,829
Zions Bancorp NA	15,386	1,064,557
Total Banks		10,891,871
Beverages — 1.0%
Coca-Cola Consolidated, Inc.	8,691	1,659,286
Monster Beverage Corp.*	16,287	1,565,506
Total Beverages		3,224,792
Biotechnology — 3.7%
Biogen, Inc.*	5,402	1,167,156
Exelixis, Inc.*	24,799	1,349,314
Gilead Sciences, Inc.	11,303	1,428,021
Halozyme Therapeutics, Inc.*	16,522	1,293,177
Incyte Corp.*	11,148	1,263,737
Krystal Biotech, Inc.*(a)	3,791	1,409,001
Neurocrine Biosciences, Inc.*	6,487	1,093,287
Regeneron Pharmaceuticals, Inc.	1,791	1,116,760
United Therapeutics Corp.*	2,594	1,405,507
Total Biotechnology		11,525,960
Broadline Retail — 1.0%
eBay, Inc.	28,162	3,147,104
Capital Markets — 3.4%
Affiliated Managers Group, Inc.	3,725	1,260,540
Evercore, Inc., Class A	2,711	925,644
Goldman Sachs Group, Inc.	1,655	1,673,817
Interactive Brokers Group, Inc., Class A	11,748	1,022,546
Invesco Ltd.	35,274	930,881
Morgan Stanley	7,844	1,639,710
Northern Trust Corp.	5,805	1,009,141
StoneX Group, Inc.*	9,050	1,072,425
T Rowe Price Group, Inc.	8,469	962,841
Total Capital Markets		10,497,545
Chemicals — 0.4%
CF Industries Holdings, Inc.	11,403	1,234,489
Communications Equipment — 3.1%
Arista Networks, Inc.*	9,418	1,599,930
Ciena Corp.*	1,859	911,951
Cisco Systems, Inc.	18,491	2,171,953
F5, Inc.*	3,215	1,337,311
Motorola Solutions, Inc.	2,606	1,082,246
Ubiquiti, Inc.	1,896	1,012,521
Viasat, Inc.*	14,945	1,342,210
Total Communications Equipment		9,458,122
Construction & Engineering — 1.8%
Argan, Inc.	1,345	1,074,050
Comfort Systems USA, Inc.	656	1,300,159
EMCOR Group, Inc.	1,289	1,069,715
IES Holdings, Inc.*	1,379	1,013,096
Valmont Industries, Inc.	1,919	1,108,415
Total Construction & Engineering		5,565,435
Consumer Finance — 0.6%
FirstCash Holdings, Inc.	4,668	1,009,782
Synchrony Financial	11,772	895,260
Total Consumer Finance		1,905,042
Consumer Staples Distribution & Retail — 0.9%
Casey's General Stores, Inc.	1,702	1,352,732
Target Corp.	11,029	1,440,498
Total Consumer Staples Distribution & Retail		2,793,230
Diversified Telecommunication Services — 1.5%
Comcast Corp., Class A	58,962	1,447,517
Globalstar, Inc.*	18,377	1,493,866
Verizon Communications, Inc.	40,837	1,729,039
Total Diversified Telecommunication Services		4,670,422
Electric Utilities — 2.1%
American Electric Power Co., Inc.	8,365	1,144,416
Duke Energy Corp.	8,907	1,127,448
Edison International	16,957	1,262,449
Eversource Energy	14,071	1,016,911
FirstEnergy Corp.	20,608	979,704
Pinnacle West Capital Corp.	8,957	958,399
Total Electric Utilities		6,489,327
Electrical Equipment — 0.3%
EnerSys	4,538	1,061,075
Electronic Equipment, Instruments & Components — 4.9%
Advanced Energy Industries, Inc.	3,262	1,216,302
Amphenol Corp., Class A	10,605	1,869,874
Arrow Electronics, Inc.*	4,828	1,030,343
Cognex Corp.	16,476	1,193,192
Coherent Corp.*	2,446	964,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Multifactor Fund (USMF)
June 30, 2026

Investments	Shares	Value
Corning, Inc.	7,078	$1,807,933
Jabil, Inc.	3,575	1,378,091
Keysight Technologies, Inc.*	3,720	1,302,260
Littelfuse, Inc.	2,330	1,060,919
Sanmina Corp.*	3,636	920,199
TD SYNNEX Corp.	4,302	1,150,097
Teledyne Technologies, Inc.*	1,732	1,155,071
Total Electronic Equipment, Instruments & Components		15,049,155
Energy Equipment & Services — 0.2%
Halliburton Co.	22,795	773,890
Entertainment — 2.1%
Live Nation Entertainment, Inc.*(a)	8,928	1,634,806
Roku, Inc.*	12,182	1,682,821
TKO Group Holdings, Inc.	7,377	1,485,064
Warner Bros Discovery, Inc.*	58,283	1,553,825
Total Entertainment		6,356,516
Financial Services — 0.3%
Corpay, Inc.*	2,776	925,158
Food Products — 1.9%
Archer-Daniels-Midland Co.	16,902	1,291,313
Bunge Global SA	10,464	1,116,823
Darling Ingredients, Inc.*	20,635	1,127,084
Smithfield Foods, Inc.	49,308	1,196,212
Tyson Foods, Inc., Class A	21,305	1,219,711
Total Food Products		5,951,143
Ground Transportation — 0.7%
JB Hunt Transport Services, Inc.	3,706	1,072,627
Ryder System, Inc.	4,640	1,223,893
Total Ground Transportation		2,296,520
Health Care Providers & Services — 1.3%
BrightSpring Health Services, Inc.*(a)	16,552	1,154,336
CVS Health Corp.	13,887	1,436,610
DaVita, Inc.*	6,137	1,365,360
Total Health Care Providers & Services		3,956,306
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	57,555	1,364,629
Hotels, Restaurants & Leisure — 2.1%
Expedia Group, Inc.	13,523	3,460,265
MGM Resorts International*	63,566	3,039,091
Total Hotels, Restaurants & Leisure		6,499,356
Household Products — 0.5%
Colgate-Palmolive Co.	16,232	1,488,150
Insurance — 3.0%
Allstate Corp.	4,437	1,055,740
Arch Capital Group Ltd.*	10,357	1,005,250
Everest Group Ltd.	3,103	1,108,485
Globe Life, Inc.	5,520	986,314
Hartford Insurance Group, Inc.	7,347	973,624
MetLife, Inc.	12,833	1,085,800
Principal Financial Group, Inc.	8,706	938,333
Reinsurance Group of America, Inc.	4,074	866,336
Travelers Cos., Inc.	3,687	1,217,152
Total Insurance		9,237,034
Interactive Media & Services — 4.5%
Alphabet, Inc., Class A	34,085	12,180,956
Match Group, Inc.	45,932	1,747,713
Total Interactive Media & Services		13,928,669
IT Services — 1.1%
Akamai Technologies, Inc.*	6,267	740,822
MongoDB, Inc.*	2,578	865,950
Twilio, Inc., Class A*	4,506	929,723
VeriSign, Inc.	3,311	832,915
Total IT Services		3,369,410
Life Sciences Tools & Services — 0.4%
Illumina, Inc.*	7,122	1,252,261
Machinery — 3.2%
Allison Transmission Holdings, Inc.	8,965	1,010,714
Caterpillar, Inc.	2,201	2,343,845
Cummins, Inc.	1,802	1,285,204
Flowserve Corp.	12,409	920,252
Mueller Industries, Inc.	8,171	1,004,461
Oshkosh Corp.	6,873	1,054,868
Timken Co.	7,173	1,042,380
Toro Co.	12,023	1,171,281
Total Machinery		9,833,005
Media — 1.8%
EchoStar Corp., Class A*	12,420	1,260,630
New York Times Co., Class A	19,906	1,393,022
Omnicom Group, Inc.	19,132	1,393,383
Sirius XM Holdings, Inc.(a)	53,009	1,565,886
Total Media		5,612,921
Metals & Mining — 1.3%
Alcoa Corp.	12,636	658,841
Commercial Metals Co.	13,777	864,507
Newmont Corp.	15,211	1,420,707
Steel Dynamics, Inc.	3,999	917,611
Total Metals & Mining		3,861,666
Oil, Gas & Consumable Fuels — 2.4%
APA Corp.	25,697	836,951
ConocoPhillips	9,741	1,012,675
Devon Energy Corp.	25,472	1,052,503
EOG Resources, Inc.	7,917	1,027,073
HF Sinclair Corp.	12,442	866,585
Marathon Petroleum Corp.	3,676	939,843
Ovintiv, Inc.	17,205	905,843
Permian Resources Corp., Class A	45,591	839,330
Total Oil, Gas & Consumable Fuels		7,480,803
Passenger Airlines — 1.3%
Delta Air Lines, Inc.	15,004	1,405,275
Southwest Airlines Co.	24,425	1,255,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Multifactor Fund (USMF)
June 30, 2026

Investments	Shares	Value
United Airlines Holdings, Inc.*	9,432	$1,282,658
Total Passenger Airlines		3,943,866
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	27,135	1,563,519
Eli Lilly & Co.	3,425	4,108,048
Jazz Pharmaceuticals PLC*	5,434	1,309,431
Johnson & Johnson	10,623	2,697,923
Merck & Co., Inc.	17,687	2,272,779
Viatris, Inc.	76,654	1,217,266
Total Pharmaceuticals		13,168,966
Retail REITs — 1.2%
Brixmor Property Group, Inc.	39,922	1,258,741
Kimco Realty Corp.	47,103	1,194,061
Simon Property Group, Inc.	6,148	1,375,000
Total Retail REITs		3,827,802
Semiconductors & Semiconductor Equipment — 16.6%
Amkor Technology, Inc.	13,574	1,170,486
Analog Devices, Inc.	4,032	1,601,389
Applied Materials, Inc.	4,498	3,252,054
Broadcom, Inc.	13,284	5,018,031
Cirrus Logic, Inc.*	7,656	1,137,146
Entegris, Inc.	8,306	1,493,917
First Solar, Inc.*	3,875	914,345
KLA Corp.	9,316	2,810,730
Lam Research Corp.	6,850	2,968,311
Lattice Semiconductor Corp.*	6,628	1,013,819
MACOM Technology Solutions Holdings, Inc.*	3,045	1,158,227
Microchip Technology, Inc.	12,280	1,119,936
Micron Technology, Inc.	3,463	3,997,306
MKS, Inc.	3,557	1,582,154
Monolithic Power Systems, Inc.	792	1,094,829
NVIDIA Corp.	56,960	11,397,126
ON Semiconductor Corp.*	9,452	893,592
Onto Innovation, Inc.*	3,860	1,460,817
Qorvo, Inc.*	11,147	1,039,681
Qualcomm, Inc.	6,421	1,186,537
Rambus, Inc.*	5,987	794,714
Skyworks Solutions, Inc.(a)	11,068	750,410
Teradyne, Inc.	3,295	1,594,253
Texas Instruments, Inc.	6,204	1,849,226
Total Semiconductors & Semiconductor Equipment		51,299,036
Software — 2.0%
AppLovin Corp., Class A*	2,401	1,237,067
Cadence Design Systems, Inc.*	2,954	1,108,695
Crowdstrike Holdings, Inc., Class A*	1,731	1,320,996
Fortinet, Inc.*	8,871	1,362,763
Zoom Communications, Inc., Class A*	11,642	1,004,821
Total Software		6,034,342
Specialized REITs — 0.4%
Gaming & Leisure Properties, Inc.	24,932	1,110,222
Specialty Retail — 1.9%
Burlington Stores, Inc.*	9,006	2,853,101
Murphy USA, Inc.	5,638	3,038,149
Total Specialty Retail		5,891,250
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	39,490	11,426,826
Dell Technologies, Inc., Class C	3,662	1,580,007
Everpure, Inc., Class A*	11,746	925,467
Hewlett Packard Enterprise Co.	21,999	992,375
NetApp, Inc.	7,061	1,092,760
Sandisk Corp.*	876	1,991,788
Seagate Technology Holdings PLC	1,685	1,626,025
Western Digital Corp.	2,933	1,873,366
Total Technology Hardware, Storage & Peripherals		21,508,614
Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp.*	28,280	2,807,921
Tapestry, Inc.	21,565	3,156,685
Total Textiles, Apparel & Luxury Goods		5,964,606
Tobacco — 0.6%
Altria Group, Inc.	24,621	1,771,481
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	3,147	1,064,158
United Rentals, Inc.	1,120	1,268,837
WESCO International, Inc.	2,633	909,517
Total Trading Companies & Distributors		3,242,512
Total United States		298,824,646
Bermuda — 0.4%
Insurance — 0.4%
RenaissanceRe Holdings Ltd.	4,257	1,349,043
Japan — 0.5%
Semiconductors & Semiconductor Equipment — 0.5%
Allegro MicroSystems, Inc.*(a)	20,251	1,409,875
Netherlands — 0.4%
Semiconductors & Semiconductor Equipment — 0.4%
NXP Semiconductors NV	4,432	1,245,525
Puerto Rico — 0.4%
Banks — 0.4%
Popular, Inc.	7,127	1,170,111
Sweden — 0.9%
Automobile Components — 0.9%
Autoliv, Inc.	23,022	2,674,466
Switzerland — 0.4%
Electronic Equipment, Instruments & Components — 0.4%
TE Connectivity PLC	5,725	1,154,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Multifactor Fund (USMF)
June 30, 2026

Investments	Shares	Value
Thailand — 0.2%
Electronic Equipment, Instruments & Components — 0.2%
Fabrinet*	1,401	$787,474
TOTAL COMMON STOCKS (COST: $277,392,532)		308,615,357
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)

(Cost: $294,094)	294,094	294,094
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)

(Cost: $769,783)	769,783	769,783
TOTAL INVESTMENTS IN SECURITIES — 100.2% (Cost: $278,456,409)		309,679,234
Other Liabilities less Assets — (0.2)%		(679,026)
NET ASSETS — 100.0%		$309,000,208

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,740,337 and the total market value of the collateral held by the Fund was $6,843,935. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,074,152.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$308,615,357	$–	$–	$308,615,357
Mutual Fund	–	294,094	–	294,094
Investment of Cash Collateral for Securities Loaned	–	769,783	–	769,783
Total Investments in Securities	$308,615,357	$1,063,877	$–	$309,679,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Quality Dividend Growth Fund (DGRW)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 100.0%
United States — 100.0%
Aerospace & Defense — 0.8%
BWX Technologies, Inc.	13,743	$2,675,075
General Electric Co.	281,060	105,040,554
Howmet Aerospace, Inc.	62,964	16,928,501
Leonardo DRS, Inc.	36,061	1,538,723
Total Aerospace & Defense		126,182,853
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.(a)	156,559	29,486,322
FedEx Corp.	320,872	100,474,649
Total Air Freight & Logistics		129,960,971
Automobile Components — 0.1%
Gentex Corp.	274,585	6,938,763
Lear Corp.	72,673	9,742,542
Total Automobile Components		16,681,305
Automobiles — 0.4%
Ford Motor Co.	5,239,680	72,831,552
Banks — 2.0%
Bank of America Corp.	2,889,765	164,658,810
Fifth Third Bancorp	872,179	49,164,730
First Citizens BancShares, Inc., Class A	15,212	31,652,978
Huntington Bancshares, Inc.	2,515,319	44,596,606
Old National Bancorp(a)	520,212	13,473,491
Pinnacle Financial Partners, Inc.	99,889	10,076,802
Southstate Bank Corp.	131,926	13,179,407
Western Alliance Bancorp	139,917	11,501,177
Total Banks		338,304,001
Beverages — 2.9%
Coca-Cola Co.	5,882,879	478,101,576
Biotechnology — 3.9%
AbbVie, Inc.	1,366,624	343,897,263
Gilead Sciences, Inc.	1,649,495	208,397,198
Regeneron Pharmaceuticals, Inc.	144,988	90,405,818
Total Biotechnology		642,700,279
Building Products — 0.2%
AO Smith Corp.(a)	154,426	9,685,599
Carlisle Cos., Inc.	56,963	20,663,328
Lennox International, Inc.	16,750	9,596,912
Total Building Products		39,945,839
Capital Markets — 2.2%
Charles Schwab Corp.	1,703,461	157,178,347
Evercore, Inc., Class A	7,412	2,530,753
FactSet Research Systems, Inc.	49,800	11,457,984
Houlihan Lokey, Inc.	9,767	1,310,048
KKR & Co., Inc.	199,874	18,344,436
LPL Financial Holdings, Inc.	10,920	3,075,946
Moody's Corp.	72,935	33,033,720
Morningstar, Inc.	7,006	1,093,076
MSCI, Inc.	12,419	6,955,137
Piper Sandler Cos.	9,210	666,251
Raymond James Financial, Inc.	258,355	39,277,711
S&P Global, Inc.	149,193	60,760,341
SEI Investments Co.	162,951	14,292,432
Stifel Financial Corp.	218,272	15,228,837
Total Capital Markets		365,205,019
Chemicals — 1.1%
CF Industries Holdings, Inc.	212,821	23,040,002
Ecolab, Inc.	243,179	67,752,101
NewMarket Corp.	8,726	6,904,360
Sherwin-Williams Co.	262,077	90,238,353
Total Chemicals		187,934,816
Commercial Services & Supplies — 0.3%
Cintas Corp.	185,719	31,587,088
MSA Safety, Inc.	4,815	840,603
Rollins, Inc.	61,942	2,585,459
Veralto Corp.	93,746	8,313,395
Total Commercial Services & Supplies		43,326,545
Communications Equipment — 1.4%
Cisco Systems, Inc.	2,033,809	238,891,205
Construction & Engineering — 0.1%
AECOM	172,794	12,061,021
Comfort Systems USA, Inc.	5,368	10,639,108
Total Construction & Engineering		22,700,129
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	9,441	5,444,625
Vulcan Materials Co.	20,667	6,096,971
Total Construction Materials		11,541,596
Consumer Finance — 1.0%
American Express Co.	438,569	148,345,964
FirstCash Holdings, Inc.	6,348	1,373,200
OneMain Holdings, Inc.	156,628	9,549,609
Total Consumer Finance		159,268,773
Consumer Staples Distribution & Retail — 2.1%
Casey's General Stores, Inc.	5,664	4,501,691
Costco Wholesale Corp.	149,526	139,877,087
Sysco Corp.	653,327	54,605,071
Walmart, Inc.	1,369,847	155,148,871
Total Consumer Staples Distribution & Retail		354,132,720
Containers & Packaging — 0.2%
Packaging Corp. of America	122,112	29,096,847
Distributors — 0.1%
Pool Corp.(a)	47,260	10,156,174
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	6,368,467	131,827,267
Verizon Communications, Inc.	4,487,674	190,008,117
Total Diversified Telecommunication Services		321,835,384
Electric Utilities — 0.2%
Constellation Energy Corp.	53,898	13,386,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Quality Dividend Growth Fund (DGRW)
June 30, 2026

Investments	Shares	Value
NRG Energy, Inc.	86,549	$12,641,347
Total Electric Utilities		26,027,993
Electrical Equipment — 0.2%
Hubbell, Inc.	21,662	11,333,559
Rockwell Automation, Inc.	16,754	8,294,570
Vertiv Holdings Co., Class A	55,840	18,696,349
Total Electrical Equipment		38,324,478
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	182,780	32,227,769
Corning, Inc.	796,927	203,559,064
Total Electronic Equipment, Instruments & Components		235,786,833
Energy Equipment & Services — 0.8%
Halliburton Co.	4,117,300	139,782,335
Entertainment — 0.0%
TKO Group Holdings, Inc.(a)	10,914	2,197,098
Warner Music Group Corp., Class A	194,618	5,268,309
Total Entertainment		7,465,407
Financial Services — 2.6%
Apollo Global Management, Inc.	341,827	40,441,552
Jack Henry & Associates, Inc.(a)	83,231	11,464,238
Mastercard, Inc., Class A	190,825	98,007,720
PayPal Holdings, Inc.	1,293,770	55,864,989
Visa, Inc., Class A	682,109	234,024,777
Total Financial Services		439,803,276
Food Products — 0.3%
Hershey Co.	202,184	35,473,183
Lamb Weston Holdings, Inc.	171,314	7,397,338
Total Food Products		42,870,521
Ground Transportation — 1.7%
CSX Corp.	2,428,189	115,411,823
JB Hunt Transport Services, Inc.	119,556	34,603,093
Landstar System, Inc.	42,730	8,836,991
Old Dominion Freight Line, Inc.	155,577	33,697,978
Ryder System, Inc.	52,288	13,792,006
Union Pacific Corp.	302,323	82,231,856
Total Ground Transportation		288,573,747
Health Care Equipment & Supplies — 0.4%
ResMed, Inc.(a)	18,694	3,643,087
Stryker Corp.	202,276	63,684,576
Total Health Care Equipment & Supplies		67,327,663
Health Care Providers & Services — 3.3%
McKesson Corp.	79,448	60,030,909
UnitedHealth Group, Inc.	1,167,468	485,234,725
Total Health Care Providers & Services		545,265,634
Hotels, Restaurants & Leisure — 2.6%
Aramark	343,967	19,571,722
Booking Holdings, Inc.	207,602	37,002,981
Darden Restaurants, Inc.	156,331	32,205,749
Domino's Pizza, Inc.	2,704	800,492
Expedia Group, Inc.	18,034	4,614,540
Hilton Worldwide Holdings, Inc.	37,264	12,314,262
Las Vegas Sands Corp.	88,362	4,081,441
Marriott International, Inc., Class A	138,532	51,338,574
McDonald's Corp.	965,385	260,953,219
Texas Roadhouse, Inc.	10,685	2,064,663
Wyndham Hotels & Resorts, Inc.	34,648	2,917,708
Yum! Brands, Inc.	43,262	6,915,863
Total Hotels, Restaurants & Leisure		434,781,214
Household Durables — 0.8%
DR Horton, Inc.	381,340	62,112,659
Meritage Homes Corp.	89,549	7,508,684
PulteGroup, Inc.	257,338	35,309,347
Toll Brothers, Inc.	127,173	20,951,752
Total Household Durables		125,882,442
Household Products — 1.4%
Procter & Gamble Co.	1,589,319	233,057,738
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	51,979	8,245,429
Insurance — 0.7%
Erie Indemnity Co., Class A	5,010	1,201,148
Marsh & McLennan Cos., Inc.	652,845	108,809,676
Total Insurance		110,010,824
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	1,073,090	383,490,173
Alphabet, Inc., Class C	1,088,205	384,495,473
Meta Platforms, Inc., Class A	875,421	493,115,895
Total Interactive Media & Services		1,261,101,541
IT Services — 1.6%
International Business Machines Corp.	938,904	264,029,194
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	44,507	5,911,865
Machinery — 5.8%
AGCO Corp.	100,560	12,037,032
Allison Transmission Holdings, Inc.	107,345	12,102,075
Caterpillar, Inc.	280,437	298,637,361
Cummins, Inc.	180,715	128,887,745
Deere & Co.	183,552	116,432,540
Donaldson Co., Inc.	157,659	14,153,048
Dover Corp.	178,716	40,082,425
Flowserve Corp.	172,768	12,812,475
Graco, Inc.	98,939	7,480,778
Illinois Tool Works, Inc.	386,870	104,636,729
ITT, Inc.(a)	13,225	2,615,376
Lincoln Electric Holdings, Inc.	8,006	2,125,673
Mueller Industries, Inc.	144,171	17,722,941
Oshkosh Corp.	82,605	12,678,215
PACCAR, Inc.	672,282	80,754,514
Parker-Hannifin Corp.	90,000	88,030,800
Toro Co.	129,126	12,579,455
Xylem, Inc.	32,750	3,871,378
Total Machinery		967,640,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Quality Dividend Growth Fund (DGRW)
June 30, 2026

Investments	Shares	Value
Media — 0.1%
New York Times Co., Class A	24,196	$1,693,236
Nexstar Media Group, Inc.	41,816	7,467,920
Total Media		9,161,156
Metals & Mining — 1.6%
Freeport-McMoRan, Inc.	1,188,594	74,750,677
Newmont Corp.	1,258,955	117,586,397
Reliance, Inc.	68,522	25,599,819
Royal Gold, Inc.	12,503	2,495,724
Steel Dynamics, Inc.	190,522	43,717,178
Total Metals & Mining		264,149,795
Oil, Gas & Consumable Fuels — 3.6%
APA Corp.(a)	46,295	1,507,828
Chevron Corp.	1,377,256	228,293,954
ConocoPhillips	183,849	19,112,942
Devon Energy Corp.	171,407	7,082,537
Diamondback Energy, Inc.	42,086	7,397,877
EOG Resources, Inc.	80,272	10,413,687
EQT Corp.	84,921	4,515,250
Expand Energy Corp.	37,062	3,379,684
Exxon Mobil Corp.	1,936,712	264,787,265
Marathon Petroleum Corp.	45,144	11,541,966
Ovintiv, Inc.	36,029	1,896,927
Permian Resources Corp., Class A	116,946	2,152,976
Phillips 66	58,181	9,835,498
Range Resources Corp.(a)	40,974	1,523,823
Targa Resources Corp.	30,911	8,288,475
Texas Pacific Land Corp.(a)	9,383	4,106,376
Valero Energy Corp.	48,052	12,514,663
Total Oil, Gas & Consumable Fuels		598,351,728
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	90,976	7,156,172
Passenger Airlines — 0.7%
Delta Air Lines, Inc.	819,015	76,708,945
Southwest Airlines Co.(a)	676,257	34,773,135
Total Passenger Airlines		111,482,080
Pharmaceuticals — 5.2%
Eli Lilly & Co.	211,598	253,796,989
Johnson & Johnson	1,531,100	388,853,467
Merck & Co., Inc.	1,524,513	195,899,921
Zoetis, Inc.	374,358	26,901,366
Total Pharmaceuticals		865,451,743
Professional Services — 0.8%
Automatic Data Processing, Inc.	529,985	118,690,141
Booz Allen Hamilton Holding Corp.	165,817	10,060,117
Broadridge Financial Solutions, Inc.	16,205	2,219,275
Equifax, Inc.	16,340	2,593,485
Paycom Software, Inc.	9,058	1,138,409
Verisk Analytics, Inc.	20,659	3,708,910
Total Professional Services		138,410,337
Semiconductors & Semiconductor Equipment — 16.1%
Analog Devices, Inc.	411,881	163,586,777
Applied Materials, Inc.	393,460	284,471,580
Broadcom, Inc.	1,028,997	388,703,617
KLA Corp.	217,049	65,485,854
Lam Research Corp.	343,473	148,837,155
Monolithic Power Systems, Inc.	7,102	9,817,521
NVIDIA Corp.	6,592,417	1,319,076,717
Qualcomm, Inc.	677,941	125,276,717
Texas Instruments, Inc.	548,860	163,598,700
Total Semiconductors & Semiconductor Equipment		2,668,854,638
Software — 8.6%
Intuit, Inc.	66,571	17,375,031
Microsoft Corp.	2,557,665	954,060,198
Oracle Corp.	2,647,937	388,055,167
Salesforce, Inc.	412,374	64,602,511
Total Software		1,424,092,907
Specialty Retail — 3.9%
Dick's Sporting Goods, Inc.	79,854	18,111,686
Home Depot, Inc.	1,321,548	466,083,549
Ross Stores, Inc.	47,044	10,013,315
TJX Cos., Inc.	700,554	106,133,931
Tractor Supply Co.	134,401	4,248,415
Williams-Sonoma, Inc.	162,829	37,955,440
Total Specialty Retail		642,546,336
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	2,218,485	641,940,820
Textiles, Apparel & Luxury Goods — 0.0%
Ralph Lauren Corp.	7,393	2,967,624
Tapestry, Inc.	29,753	4,355,244
Total Textiles, Apparel & Luxury Goods		7,322,868
Trading Companies & Distributors — 0.9%
Fastenal Co.	303,136	14,559,622
Ferguson Enterprises, Inc.	196,956	46,743,567
United Rentals, Inc.	40,750	46,165,268
WESCO International, Inc.	62,280	21,513,380
WW Grainger, Inc.	13,090	17,807,636
Total Trading Companies & Distributors		146,789,473
Wireless Telecommunication Services — 1.5%
T-Mobile U.S., Inc.	1,460,902	245,037,092
TOTAL COMMON STOCKS (COST: $13,427,259,646)		16,601,433,423
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)

(Cost: $7,503,289)	7,503,289	7,503,289
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $13,434,762,935)		16,608,936,712
Other Assets less Liabilities — 0.0%		5,203,852
NET ASSETS — 100.0%		$16,614,140,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Quality Dividend Growth Fund (DGRW)
June 30, 2026

(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $44,828,834 and the total market value of the collateral held by the Fund was $45,738,442, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$13,200,000	$13,200,000	$—	$—	$–	^	$5,750

^	As of June 30, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$16,601,433,423	$–	$–	$16,601,433,423
Mutual Fund	–	7,503,289	–	7,503,289
Total Investments in Securities	$16,601,433,423	$7,503,289	$–	$16,608,936,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Quality Growth Fund (QGRW)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 98.9%
Aerospace & Defense — 3.2%
ATI, Inc.*	9,175	$1,808,393
Axon Enterprise, Inc.*(a)	5,166	2,896,111
Carpenter Technology Corp.	3,817	2,354,478
FTAI Aviation Ltd.	7,823	2,116,356
General Electric Co.	95,529	35,702,053
HEICO Corp.	28,908	10,296,741
Howmet Aerospace, Inc.	57,213	15,382,287
TransDigm Group, Inc.	9,577	12,756,947
Total Aerospace & Defense		83,313,366
Beverages — 0.5%
Monster Beverage Corp.*	144,590	13,897,991
Biotechnology — 1.1%
Alnylam Pharmaceuticals, Inc.*	32,387	9,749,459
United Therapeutics Corp.*	3,138	1,700,263
Vertex Pharmaceuticals, Inc.*	33,769	16,774,075
Total Biotechnology		28,223,797
Broadline Retail — 6.8%
Amazon.com, Inc.*	759,261	180,962,267
Building Products — 0.5%
Trane Technologies PLC	29,023	14,254,937
Capital Markets — 0.4%
LPL Financial Holdings, Inc.	5,257	1,480,792
MSCI, Inc.	16,127	9,031,765
Total Capital Markets		10,512,557
Commercial Services & Supplies — 0.4%
Cintas Corp.	65,656	11,166,772
Communications Equipment — 2.2%
Arista Networks, Inc.*	115,183	19,567,288
Cisco Systems, Inc.	310,545	36,476,615
Ubiquiti, Inc.	4,492	2,398,863
Total Communications Equipment		58,442,766
Construction & Engineering — 1.2%
Comfort Systems USA, Inc.	6,081	12,052,238
EMCOR Group, Inc.	3,881	3,220,764
Quanta Services, Inc.	19,838	14,284,154
Sterling Infrastructure, Inc.*	1,911	1,604,017
Total Construction & Engineering		31,161,173
Electric Utilities — 0.5%
Constellation Energy Corp.	52,599	13,064,014
Electrical Equipment — 1.8%
GE Vernova, Inc.	26,067	30,625,076
Nextpower, Inc., Class A*(a)	14,322	1,706,323
Vertiv Holdings Co., Class A	45,208	15,136,542
Total Electrical Equipment		47,467,941
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	90,650	15,983,408
Entertainment — 1.2%
Live Nation Entertainment, Inc.*(a)	16,924	3,098,953
Netflix, Inc.*	387,827	27,690,848
Total Entertainment		30,789,801
Financial Services — 3.8%
Block, Inc.*	136,149	10,347,324
Corpay, Inc.*	5,089	1,696,011
Mastercard, Inc., Class A	77,555	39,832,248
Visa, Inc., Class A	141,931	48,695,107
Total Financial Services		100,570,690
Ground Transportation — 1.0%
Old Dominion Freight Line, Inc.	41,700	9,032,220
Uber Technologies, Inc.*	237,390	17,130,062
Total Ground Transportation		26,162,282
Health Care Equipment & Supplies — 1.0%
Dexcom, Inc.*	27,476	1,850,509
IDEXX Laboratories, Inc.*	17,511	9,218,491
Intuitive Surgical, Inc.*	41,739	16,598,765
Total Health Care Equipment & Supplies		27,667,765
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A*	10,910	1,936,198
Hotels, Restaurants & Leisure — 4.0%
Airbnb, Inc., Class A*	79,353	11,355,414
Booking Holdings, Inc.	97,519	17,381,786
Chipotle Mexican Grill, Inc.*	334,477	11,372,218
DoorDash, Inc., Class A*	73,677	13,595,617
Hilton Worldwide Holdings, Inc.	36,422	12,036,014
Marriott International, Inc., Class A	36,860	13,659,947
Starbucks Corp.	151,972	15,530,019
Yum! Brands, Inc.	64,546	10,318,324
Total Hotels, Restaurants & Leisure		105,249,339
Independent Power & Renewable Electricity Producers — 0.4%
Vistra Corp.	67,766	10,749,721
Interactive Media & Services — 13.6%
Alphabet, Inc., Class A	596,210	213,067,568
Meta Platforms, Inc., Class A	261,566	147,337,512
Total Interactive Media & Services		360,405,080
IT Services — 1.0%
Cloudflare, Inc., Class A*	44,022	10,797,716
MongoDB, Inc.*	5,136	1,725,182
Snowflake, Inc.*	51,027	12,986,372
VeriSign, Inc.	6,521	1,640,423
Total IT Services		27,149,693
Machinery — 1.5%
Caterpillar, Inc.	37,656	40,099,874
Oil, Gas & Consumable Fuels — 0.5%
Targa Resources Corp.	40,436	10,842,509
Texas Pacific Land Corp.	4,860	2,126,930
Total Oil, Gas & Consumable Fuels		12,969,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Quality Growth Fund (QGRW)
June 30, 2026

Investments	Shares	Value
Pharmaceuticals — 3.3%
Eli Lilly & Co.	74,068	$88,839,381
Semiconductors & Semiconductor Equipment — 28.3%
Advanced Micro Devices, Inc.*	118,706	68,957,502
Applied Materials, Inc.	62,170	44,948,910
Broadcom, Inc.	223,040	84,253,360
Credo Technology Group Holding Ltd.*	14,724	4,004,192
First Solar, Inc.*	8,534	2,013,683
KLA Corp.	113,110	34,126,418
Lam Research Corp.	98,540	42,700,338
Marvell Technology, Inc.	179,280	53,405,719
Micron Technology, Inc.	72,077	83,197,760
Monolithic Power Systems, Inc.	7,264	10,041,463
NVIDIA Corp.	1,506,218	301,379,160
Qualcomm, Inc.	119,807	22,139,136
Total Semiconductors & Semiconductor Equipment		751,167,641
Software — 14.7%
AppLovin Corp., Class A*	34,449	17,749,158
Autodesk, Inc.*	44,450	8,641,969
Cadence Design Systems, Inc.*	33,583	12,604,372
Crowdstrike Holdings, Inc., Class A*	24,494	18,692,351
Datadog, Inc., Class A*	47,120	12,268,163
Fair Isaac Corp.*	1,847	2,206,759
Fortinet, Inc.*	91,155	14,003,231
Microsoft Corp.	514,894	192,065,760
Oracle Corp.	202,730	29,710,081
Palantir Technologies, Inc., Class A*	207,772	24,240,759
Palo Alto Networks, Inc.*	74,638	25,453,051
Salesforce, Inc.	94,225	14,761,289
ServiceNow, Inc.*	133,876	13,291,209
Workday, Inc., Class A*	13,983	1,711,799
Zscaler, Inc.*	10,954	1,546,157
Total Software		388,946,108
Specialty Retail — 2.0%
AutoZone, Inc.*	3,316	10,597,737
Carvana Co.*	161,350	10,620,057
O'Reilly Automotive, Inc.*	135,840	12,509,506
TJX Cos., Inc.	116,686	17,677,929
Ulta Beauty, Inc.*	3,541	1,596,920
Total Specialty Retail		53,002,149
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	259,059	74,961,312
Everpure, Inc., Class A*	21,278	1,676,494
Super Micro Computer, Inc.*(a)	41,904	1,229,044
Total Technology Hardware, Storage & Peripherals		77,866,850
Trading Companies & Distributors — 0.4%
United Rentals, Inc.	10,656	12,072,076
Total United States		2,624,095,076
Brazil — 0.5%
Broadline Retail — 0.5%
MercadoLibre, Inc.*	7,857	13,336,393
Netherlands — 0.4%
Semiconductors & Semiconductor Equipment — 0.4%
NXP Semiconductors NV	40,237	11,307,804
South Korea — 0.1%
Broadline Retail — 0.1%
Coupang, Inc.*	116,115	2,016,918
Thailand — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
Fabrinet*	2,326	1,307,398
TOTAL COMMON STOCKS (COST: $2,257,714,734)		2,652,063,589
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)

(Cost: $2,359,927)	2,359,927	2,359,927
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)

(Cost: $1,525,388)	1,525,388	1,525,388
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $2,261,600,049)		2,655,948,904
Other Liabilities less Assets — (0.1)%		(1,973,037)
NET ASSETS — 100.0%		$2,653,975,867

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,226,907 and the total market value of the collateral held by the Fund was $8,020,027. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,494,639.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Quality Growth Fund (QGRW)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,652,063,589	$–	$–	$2,652,063,589
Mutual Fund	–	2,359,927	–	2,359,927
Investment of Cash Collateral for Securities Loaned	–	1,525,388	–	1,525,388
Total Investments in Securities	$2,652,063,589	$3,885,315	$–	$2,655,948,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. SmallCap Dividend Fund (DES)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 98.4%
Aerospace & Defense — 0.6%
Cadre Holdings, Inc.	62,618	$1,785,239
National Presto Industries, Inc.	22,100	2,762,279
Park Aerospace Corp.	102,182	3,899,265
VSE Corp.	20,739	4,738,861
Total Aerospace & Defense		13,185,644
Air Freight & Logistics — 0.2%
Hub Group, Inc., Class A	93,070	4,075,535
Automobile Components — 1.7%
Dana, Inc.	230,218	6,264,232
LCI Industries	113,666	12,034,956
Patrick Industries, Inc.(a)	54,711	4,911,954
Phinia, Inc.	81,383	6,703,518
Standard Motor Products, Inc.	93,264	3,634,498
Visteon Corp.(a)	36,230	3,594,378
Total Automobile Components		37,143,536
Automobiles — 0.3%
Harley-Davidson, Inc.(a)	308,959	7,557,137
Banks — 17.6%
1st Source Corp.	32,275	2,632,994
ACNB Corp.(a)	10,135	601,816
Amalgamated Financial Corp.	29,356	1,347,440
Amerant Bancorp, Inc.	34,395	877,760
Arrow Financial Corp.	17,630	722,654
Associated Banc-Corp.	378,843	11,656,999
Banc of California, Inc.	163,298	3,336,178
BancFirst Corp.	34,478	3,831,540
Bank First Corp.	8,716	1,293,019
Bank of Hawaii Corp.(a)	99,011	8,068,406
Bank of Marin Bancorp	18,075	500,677
Bank7 Corp.	11,921	583,533
BankUnited, Inc.	121,699	5,896,317
Banner Corp.	58,312	3,874,249
Bar Harbor Bankshares	16,390	618,886
Burke & Herbert Financial Services Corp.	40,852	2,935,625
Business First Bancshares, Inc.	25,660	788,532
Byline Bancorp, Inc.	41,962	1,580,289
Camden National Corp.	22,950	1,244,349
Capital Bancorp, Inc.	13,559	476,192
Capital City Bank Group, Inc.	22,906	1,132,015
Capitol Federal Financial, Inc.	337,443	2,871,640
Cathay General Bancorp	115,156	7,138,520
Central Pacific Financial Corp.	40,765	1,557,223
ChoiceOne Financial Services, Inc.	14,796	503,064
Citizens & Northern Corp.	21,092	491,655
City Holding Co.	23,497	3,116,642
Civista Bancshares, Inc.	19,682	555,426
CNB Financial Corp.	28,495	960,566
Community Financial System, Inc.	106,193	7,127,674
Community Trust Bancorp, Inc.	34,629	2,505,754
Community West Bancshares(a)	23,764	638,301
ConnectOne Bancorp, Inc.	61,603	2,060,004
CVB Financial Corp.	410,323	9,252,784
Dime Commercial Bancshares, Inc.	65,598	2,666,559
Eastern Bankshares, Inc.(a)	400,147	8,899,269
Enterprise Financial Services Corp.	38,774	2,554,431
Equity Bancshares, Inc., Class A	17,740	869,083
Esquire Financial Holdings, Inc.	6,977	831,030
Farmers National Banc Corp.	78,610	1,147,706
FB Financial Corp.	43,944	2,432,300
Fidelity D&D Bancorp, Inc.	4,024	206,914
Financial Institutions, Inc.	33,222	1,294,661
First Bancorp, Inc.	8,292	288,727
First Bancorp/Southern Pines NC	39,233	2,508,166
First Bank	29,857	529,365
First Busey Corp.	213,634	6,302,203
First Business Financial Services, Inc.	8,237	520,331
First Commonwealth Financial Corp.	176,656	3,591,416
First Financial Bancorp	220,666	7,465,131
First Financial Bankshares, Inc.	203,028	7,024,769
First Financial Corp.	24,526	1,899,293
First Hawaiian, Inc.	308,367	9,035,153
First Interstate BancSystem, Inc., Class A	376,920	14,534,035
First Merchants Corp.	128,808	5,627,622
First Mid Bancshares, Inc.	29,425	1,415,048
Five Star Bancorp(a)	25,019	1,218,175
FS Bancorp, Inc.(a)	11,023	478,398
Fulton Financial Corp.	417,359	10,095,914
German American Bancorp, Inc.	50,461	2,394,879
Great Southern Bancorp, Inc.	11,448	897,638
Greene County Bancorp, Inc.	7,751	260,356
Hanmi Financial Corp.	48,934	1,585,462
HBT Financial, Inc.	50,324	1,609,865
Heritage Financial Corp.	55,101	1,632,092
Hilltop Holdings, Inc.	65,042	2,522,329
Hingham Institution For Savings The(a)	1,808	555,327
Home Bancorp, Inc.	7,365	504,650
HomeTrust Bancshares, Inc.	16,876	841,944
Horizon Bancorp, Inc.	82,834	1,655,023
Independent Bank Corp.	116,856	8,680,564
International Bancshares Corp.	78,010	5,924,859
Investar Holding Corp.	8,065	241,627
Kearny Financial Corp.	138,176	1,307,145
Lakeland Financial Corp.	42,491	2,622,545
Mechanics Bancorp, Class A(a)	787,235	12,517,037
Mercantile Bank Corp.	21,885	1,256,637
Metrocity Bankshares, Inc.(a)	36,522	1,310,775
Metropolitan Bank Holding Corp.	8,456	835,115
Mid Penn Bancorp, Inc.	21,907	763,240
Midland States Bancorp, Inc.	53,327	1,660,603
MVB Financial Corp.	9,702	281,455
National Bank Holdings Corp., Class A	57,856	2,570,542
NB Bancorp, Inc.	40,143	848,222
NBT Bancorp, Inc.	101,576	5,014,807
Nicolet Bankshares, Inc.(a)	20,741	3,430,354
Northeast Bank	6,512	863,035
Northeast Community Bancorp, Inc.	16,668	462,370
Northfield Bancorp, Inc.	59,463	875,890
Northpointe Bancshares, Inc.	27,915	535,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Dividend Fund (DES)
June 30, 2026

Investments	Shares	Value
Northrim BanCorp, Inc.	28,909	$801,936
Northwest Bancshares, Inc.(a)	561,758	8,516,251
Norwood Financial Corp.	7,117	228,812
OceanFirst Financial Corp.	170,475	3,329,377
Old Second Bancorp, Inc.	42,265	985,620
OP Bancorp	14,373	215,451
Orange County Bancorp, Inc.	12,365	454,785
Origin Bancorp, Inc.	31,517	1,612,095
Orrstown Financial Services, Inc.	31,268	1,276,672
Park National Corp.(a)	22,998	4,208,404
Pathward Financial, Inc.	19,968	1,738,414
Peoples Bancorp, Inc.	102,244	3,927,192
Peoples Financial Services Corp.(a)	13,322	884,181
Plumas Bancorp	6,236	364,432
Preferred Bank	30,736	3,266,007
Primis Financial Corp.	55,639	910,810
Princeton Bancorp, Inc.	7,108	269,749
Provident Financial Services, Inc.	591,343	13,979,349
QCR Holdings, Inc.	15,155	1,475,339
RBB Bancorp	18,788	515,073
Red River Bancshares, Inc.	5,749	524,769
Renasant Corp.	136,798	5,819,387
Republic Bancorp, Inc., Class A	20,395	1,844,320
S&T Bancorp, Inc.	70,499	3,460,091
Seacoast Banking Corp. of Florida(a)	111,016	3,691,282
ServisFirst Bancshares, Inc.	56,336	4,887,148
Shore Bancshares, Inc.	49,134	1,127,625
Sierra Bancorp	24,367	993,199
SmartFinancial, Inc.	18,885	886,084
South Plains Financial, Inc.	14,151	609,696
Southern Missouri Bancorp, Inc.	11,277	859,420
Southside Bancshares, Inc.	69,317	2,439,265
Stock Yards Bancorp, Inc.(a)	29,936	2,289,206
Tompkins Financial Corp.(a)	21,781	2,058,740
Towne Bank	142,979	5,181,559
TriCo Bancshares	47,060	2,534,181
TrustCo Bank Corp.	27,135	1,489,983
Trustmark Corp.	123,528	5,683,523
United Community Banks, Inc.	230,698	8,095,193
Unity Bancorp, Inc.	9,140	536,427
Univest Financial Corp.	33,921	1,484,044
USCB Financial Holdings, Inc.	12,717	260,190
WaFd, Inc.	151,580	5,816,125
Washington Trust Bancorp, Inc.	68,579	2,501,762
WesBanco, Inc.(a)	266,450	10,399,543
West BanCorp, Inc.	28,113	745,838
Westamerica BanCorp	47,341	2,777,496
WSFS Financial Corp.	46,267	3,550,067
Total Banks		384,182,331
Broadline Retail — 0.3%
Kohl's Corp.	320,714	5,683,052
Building Products — 0.7%
AZZ, Inc.	37,975	5,888,024
Griffon Corp.	77,286	7,537,703
Insteel Industries, Inc.	96,253	2,906,841
Total Building Products		16,332,568
Capital Markets — 2.5%
Acadian Asset Management, Inc.	30,526	2,183,219
BGC Group, Inc., Class A	302,165	3,230,144
Cohen & Steers, Inc.	123,061	9,369,865
DigitalBridge Group, Inc.	152,343	2,403,972
Federated Hermes, Inc.	191,622	10,581,367
GCM Grosvenor, Inc., Class A	80,533	990,556
Oppenheimer Holdings, Inc., Class A	8,988	948,593
Perella Weinberg Partners	54,358	867,554
PJT Partners, Inc., Class A	20,016	3,021,215
Victory Capital Holdings, Inc., Class A(a)	128,117	10,769,515
Virtu Financial, Inc., Class A	130,670	7,784,012
Virtus Investment Partners, Inc.(a)	21,700	3,113,950
Total Capital Markets		55,263,962
Chemicals — 3.9%
Avient Corp.	275,231	10,172,538
Cabot Corp.	126,299	11,470,475
Chemours Co.	399,836	8,204,635
Hawkins, Inc.	20,019	2,844,700
HB Fuller Co.	86,332	5,032,292
Koppers Holdings, Inc.	69,682	3,128,722
Kronos Worldwide, Inc.	623,743	3,948,293
Mativ Holdings, Inc.	292,498	2,214,210
Minerals Technologies, Inc.	45,588	3,372,144
Olin Corp.	365,253	7,239,315
Quaker Chemical Corp.	30,032	4,771,184
Scotts Miracle-Gro Co.(a)	212,485	14,472,353
Sensient Technologies Corp.	69,124	8,522,298
Valhi, Inc.	42,117	617,856
Total Chemicals		86,011,015
Commercial Services & Supplies — 1.9%
ACCO Brands Corp.	466,000	1,938,560
Brady Corp., Class A	58,356	5,343,659
Deluxe Corp.	228,872	5,465,463
Ennis, Inc.	143,682	3,053,242
HNI Corp.	141,025	5,698,820
Interface, Inc.	74,869	2,683,305
Pitney Bowes, Inc.	587,834	10,298,852
Quad/Graphics, Inc.	162,178	1,367,161
UniFirst Corp.	17,352	4,588,910
Virco Mfg. Corp.	54,734	336,067
Total Commercial Services & Supplies		40,774,039
Construction & Engineering — 0.5%
Tutor Perini Corp.	45,587	3,782,354
WillScot Holdings Corp.	243,119	7,016,414
Total Construction & Engineering		10,798,768
Construction Materials — 0.1%
U.S. Lime & Minerals, Inc.(a)	25,023	2,619,157
Consumer Finance — 0.3%
Bread Financial Holdings, Inc.	48,165	5,218,678
PROG Holdings, Inc.	32,178	1,499,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Dividend Fund (DES)
June 30, 2026

Investments	Shares	Value
Regional Management Corp.	13,763	$567,036
Total Consumer Finance		7,285,530
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc.	65,508	4,480,747
Ingles Markets, Inc., Class A	29,044	2,572,718
Natural Grocers by Vitamin Cottage, Inc.	93,725	2,907,350
PriceSmart, Inc.	33,869	6,615,970
Village Super Market, Inc., Class A	54,058	2,280,166
Weis Markets, Inc.(a)	57,654	4,514,885
Total Consumer Staples Distribution & Retail		23,371,836
Containers & Packaging — 2.1%
Greif, Inc., Class A	85,728	6,385,879
Myers Industries, Inc.	192,799	6,807,733
Silgan Holdings, Inc.(a)	190,684	8,845,831
Sonoco Products Co.(a)	384,244	21,652,149
TriMas Corp.	67,409	3,035,427
Total Containers & Packaging		46,727,019
Distributors — 0.3%
Gold.com, Inc.	93,877	3,906,222
Weyco Group, Inc.	44,711	1,758,484
Total Distributors		5,664,706
Diversified Consumer Services — 0.8%
Carriage Services, Inc.	53,837	2,064,110
Matthews International Corp., Class A	150,213	4,043,734
Perdoceo Education Corp.	151,453	4,846,496
Strategic Education, Inc.	69,101	5,294,519
Total Diversified Consumer Services		16,248,859
Diversified REITs — 0.5%
Alpine Income Property Trust, Inc.	16,224	336,810
American Assets Trust, Inc.	58,439	1,442,859
Broadstone Net Lease, Inc.	441,806	9,132,130
CTO Realty Growth, Inc.	29,943	644,074
Total Diversified REITs		11,555,873
Diversified Telecommunication Services — 1.1%
ATN International, Inc.	80,021	2,119,756
IDT Corp., Class B	40,233	2,339,951
Iridium Communications, Inc.	346,948	19,030,098
Total Diversified Telecommunication Services		23,489,805
Electric Utilities — 0.8%
Genie Energy Ltd., Class B	126,717	1,831,061
MGE Energy, Inc.	81,878	6,676,332
Otter Tail Corp.(a)	91,106	8,197,718
Total Electric Utilities		16,705,111
Electrical Equipment — 1.1%
Allient, Inc.	34,288	3,529,264
Atkore, Inc.	69,662	5,297,098
Espey Mfg. & Electronics Corp.(a)	14,824	998,396
LSI Industries, Inc.	109,470	2,909,713
Powell Industries, Inc.(a)	30,752	8,806,143
Preformed Line Products Co.	8,752	3,593,221
Total Electrical Equipment		25,133,835
Electronic Equipment, Instruments & Components — 2.5%
Avnet, Inc.	189,628	16,842,759
Bel Fuse, Inc., Class B	11,445	3,811,643
Belden, Inc.	31,192	3,740,233
Benchmark Electronics, Inc.	70,748	6,980,705
Climb Global Solutions, Inc.	68,368	1,586,821
Crane NXT Co.(a)	74,022	3,786,966
CTS Corp.	44,364	2,892,089
ePlus, Inc.	39,699	3,304,148
Methode Electronics, Inc.	161,402	3,061,796
Napco Security Technologies, Inc.	90,655	3,443,077
PC Connection, Inc.	44,817	3,271,193
Richardson Electronics Ltd.(a)	66,651	1,267,035
Total Electronic Equipment, Instruments & Components		53,988,465
Energy Equipment & Services — 4.9%
Archrock, Inc.	475,936	19,375,355
Cactus, Inc., Class A	92,696	4,748,816
Core Laboratories, Inc.	107,915	1,257,210
Energy Services of America Corp.	87,682	1,695,770
Flowco Holdings, Inc., Class A	117,657	2,510,800
Helmerich & Payne, Inc.	277,535	9,086,496
Kodiak Gas Services, Inc.	344,806	25,905,275
Liberty Energy, Inc.	290,147	7,598,950
Natural Gas Services Group, Inc.	63,642	2,745,516
Patterson-UTI Energy, Inc.	1,602,251	14,708,664
Ranger Energy Services, Inc., Class A	114,646	1,835,482
RPC, Inc.(a)	701,696	4,090,888
Select Water Solutions, Inc.	327,135	6,536,157
Solaris Energy Infrastructure, Inc.	59,913	4,820,600
Total Energy Equipment & Services		106,915,979
Entertainment — 0.5%
Cinemark Holdings, Inc.	195,621	6,207,054
CuriosityStream, Inc.	301,963	803,222
Marcus Corp.	130,423	3,059,724
Total Entertainment		10,070,000
Financial Services — 2.4%
Alerus Financial Corp.	30,270	941,397
Cass Information Systems, Inc.	15,536	797,307
Federal Agricultural Mortgage Corp., Class C	16,769	3,341,559
HA Sustainable Infrastructure Capital, Inc.	398,515	15,562,011
Merchants Bancorp(a)	37,506	1,875,300
NewtekOne, Inc.	39,624	586,831
TFS Financial Corp.(a)	1,463,426	25,931,909
UWM Holdings Corp.(a)	961,956	2,202,879
Waterstone Financial, Inc.	14,586	302,368
Total Financial Services		51,541,561
Food Products — 1.4%
Alico, Inc.	38,724	1,602,012
Cal-Maine Foods, Inc.(a)	240,273	19,356,393
John B Sanfilippo & Son, Inc.	34,885	2,999,761
Seaboard Corp.	857	3,825,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Dividend Fund (DES)
June 30, 2026

Investments	Shares	Value
Tootsie Roll Industries, Inc.	73,024	$2,888,099
Total Food Products		30,672,196
Gas Utilities — 1.2%
Chesapeake Utilities Corp.	45,768	5,605,664
MDU Resources Group, Inc.	463,456	9,829,902
Northwest Natural Holding Co.	209,867	10,296,075
RGC Resources, Inc.(a)	47,040	1,124,256
Total Gas Utilities		26,855,897
Ground Transportation — 0.8%
ArcBest Corp.	35,338	5,072,416
Covenant Logistics Group, Inc.	90,294	3,989,189
Schneider National, Inc., Class B	159,783	5,836,873
Universal Logistics Holdings, Inc.(a)	126,405	1,870,794
Total Ground Transportation		16,769,272
Health Care Equipment & Supplies — 0.4%
Acme United Corp.	19,587	934,692
CONMED Corp.	76,735	2,511,537
Embecta Corp.	259,196	844,979
iRadimed Corp.	27,225	2,601,621
LeMaitre Vascular, Inc.(a)	33,588	3,223,104
Utah Medical Products, Inc.	6,183	426,503
Total Health Care Equipment & Supplies		10,542,436
Health Care Providers & Services — 0.9%
Concentra Group Holdings Parent, Inc.	197,424	5,873,364
National HealthCare Corp.	41,275	8,723,884
NRC Health	128,096	2,763,031
U.S. Physical Therapy, Inc.(a)	45,922	3,153,923
Total Health Care Providers & Services		20,514,202
Health Care REITs — 1.0%
Diversified Healthcare Trust	210,186	1,954,730
LTC Properties, Inc.	43,200	1,661,040
Medical Properties Trust, Inc.	1,340,163	6,191,553
National Health Investors, Inc.	136,640	10,420,166
Sila Realty Trust, Inc.	47,446	1,440,461
Universal Health Realty Income Trust	14,065	616,891
Total Health Care REITs		22,284,841
Health Care Technology — 0.1%
HealthStream, Inc.	74,853	2,039,744
Hotel & Resort REITs — 0.4%
Chatham Lodging Trust	54,311	718,535
DiamondRock Hospitality Co.	174,539	2,125,885
Pebblebrook Hotel Trust	104,669	2,031,625
Summit Hotel Properties, Inc.(a)	97,242	681,666
Sunstone Hotel Investors, Inc.	170,637	1,953,794
Xenia Hotels & Resorts, Inc.	83,419	1,698,411
Total Hotel & Resort REITs		9,209,916
Hotels, Restaurants & Leisure — 3.0%
Cheesecake Factory, Inc.(a)	109,510	8,710,426
Choice Hotels International, Inc.	56,680	6,250,104
Dine Brands Global, Inc.	72,941	2,618,582
Monarch Casino & Resort, Inc.	40,197	5,290,327
Nathan's Famous, Inc.	20,250	2,057,400
Papa John's International, Inc.(a)	133,312	4,901,882
RCI Hospitality Holdings, Inc.	45,398	1,240,273
Red Rock Resorts, Inc., Class A(a)	136,606	8,887,586
Travel & Leisure Co.	240,109	18,351,531
Wendy's Co.(a)	983,461	8,152,892
Total Hotels, Restaurants & Leisure		66,461,003
Household Durables — 1.2%
Bassett Furniture Industries, Inc.	43,557	771,830
Century Communities, Inc.	61,612	4,415,116
Cricut, Inc., Class A	271,097	1,190,116
Ethan Allen Interiors, Inc.	135,428	3,025,461
Flexsteel Industries, Inc.	27,404	2,041,050
Hamilton Beach Brands Holding Co., Class A	51,914	1,195,579
Hooker Furnishings Corp.	30,678	546,989
KB Home(a)	92,856	5,811,857
La-Z-Boy, Inc.	110,440	4,430,853
Leggett & Platt, Inc.	310,214	3,632,606
Total Household Durables		27,061,457
Household Products — 1.2%
Energizer Holdings, Inc.(a)	352,833	7,564,739
Oil-Dri Corp. of America	42,462	4,340,041
Spectrum Brands Holdings, Inc.	81,656	7,002,002
WD-40 Co.	25,634	6,245,468
Total Household Products		25,152,250
Industrial REITs — 1.2%
Americold Realty Trust, Inc.	962,340	15,127,985
Industrial Logistics Properties Trust	54,680	485,011
LXP Industrial Trust	204,477	11,017,221
One Liberty Properties, Inc.	30,594	747,105
Total Industrial REITs		27,377,322
Insurance — 1.4%
CNO Financial Group, Inc.	93,570	4,770,199
Crawford & Co., Class A	18,808	211,966
Donegal Group, Inc., Class A	67,024	1,264,073
F&G Annuities & Life, Inc.	245,741	6,534,253
HCI Group, Inc.	10,677	1,871,144
Horace Mann Educators Corp.	65,206	3,367,890
Investors Title Co.	4,156	1,137,414
James River Group Holdings, Inc.	29,659	130,500
Kemper Corp.	115,335	3,109,432
Safety Insurance Group, Inc.	38,009	2,845,354
Stewart Information Services Corp.	40,568	2,678,299
Tiptree, Inc.	32,795	587,686
United Fire Group, Inc.	25,791	1,352,480
Universal Insurance Holdings, Inc.	40,114	1,659,115
Total Insurance		31,519,805
Interactive Media & Services — 0.1%
Shutterstock, Inc.	199,862	2,788,075
IT Services — 0.1%
CSP, Inc.	41,370	328,478
Information Services Group, Inc.	251,806	1,034,922
Total IT Services		1,363,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Dividend Fund (DES)
June 30, 2026

Investments	Shares	Value
Leisure Products — 1.5%
Brunswick Corp.	132,293	$11,144,362
Clarus Corp.	159,023	500,923
Escalade, Inc.	62,190	1,167,928
Johnson Outdoors, Inc., Class A	48,848	2,248,962
Polaris, Inc.	178,002	12,182,457
Smith & Wesson Brands, Inc.	229,052	3,444,942
Sturm Ruger & Co., Inc.	72,045	2,726,903
Total Leisure Products		33,416,477
Life Sciences Tools & Services — 0.1%
Mesa Laboratories, Inc.	24,683	2,457,193
Machinery — 4.5%
Astec Industries, Inc.	54,108	3,310,868
Atmus Filtration Technologies, Inc.	68,926	3,514,537
Columbus McKinnon Corp.	123,382	1,866,770
Douglas Dynamics, Inc.	107,245	5,785,868
Eastern Co.(a)	32,800	913,480
Enerpac Tool Group Corp.	49,546	1,776,719
Franklin Electric Co., Inc.	51,489	5,519,106
Gorman-Rupp Co.	80,389	7,374,887
Greenbrier Cos., Inc.(a)	94,269	4,620,124
Helios Technologies, Inc.	44,907	4,007,950
Hurco Cos., Inc.*	22,452	514,038
Kadant, Inc.	9,595	3,015,037
Kennametal, Inc.	205,962	7,218,968
Lindsay Corp.	24,070	2,979,866
Miller Industries, Inc.	56,322	2,880,870
Mueller Water Products, Inc., Class A	188,322	4,864,357
Omega Flex, Inc.	29,748	933,790
Park-Ohio Holdings Corp.	74,298	2,856,758
Standex International Corp.	11,352	4,060,270
Tennant Co.	44,030	3,854,386
Terex Corp.	94,130	6,814,071
Trinity Industries, Inc.	302,953	10,476,115
Twin Disc, Inc.	76,743	1,780,437
Wabash National Corp.	203,526	2,747,601
Worthington Enterprises, Inc.	76,758	4,126,510
Total Machinery		97,813,383
Marine Transportation — 0.4%
Matson, Inc.	41,161	7,912,379
Media — 1.2%
Emerald Holding, Inc.(a)	246,397	1,241,841
Entravision Communications Corp., Class A	427,185	5,570,492
Gray Media, Inc.	483,976	1,921,385
John Wiley & Sons, Inc., Class A	156,338	7,583,956
National CineMedia, Inc.	504,777	1,918,153
Scholastic Corp.(a)	100,433	4,619,918
Sinclair, Inc.	256,784	3,659,172
Total Media		26,514,917
Metals & Mining — 1.6%
Friedman Industries, Inc.	37,079	1,193,202
Kaiser Aluminum Corp.	64,342	12,587,226
Materion Corp.(a)	19,987	5,943,934
Mesabi Trust(a)	71,068	1,798,020
Ryerson Holding Corp.	226,810	5,581,794
Warrior Met Coal, Inc.	42,106	3,417,323
Worthington Steel, Inc.	106,182	3,565,592
Total Metals & Mining		34,087,091
Multi-Utilities — 1.5%
Avista Corp.	314,658	12,872,659
Northwestern Energy Group, Inc.	273,145	19,562,645
Total Multi-Utilities		32,435,304
Office REITs — 1.7%
COPT Defense Properties	229,372	8,346,847
Cousins Properties, Inc.	289,571	8,681,338
Empire State Realty Trust, Inc., Class A	161,148	871,811
Highwoods Properties, Inc.	276,851	8,349,826
JBG SMITH Properties	56,300	825,921
Postal Realty Trust, Inc., Class A	20,131	496,028
SL Green Realty Corp.	173,158	8,964,390
Total Office REITs		36,536,161
Oil, Gas & Consumable Fuels — 4.8%
California Resources Corp.	256,149	13,542,598
Crescent Energy Co., Class A	1,023,340	10,049,199
Delek US Holdings, Inc.	152,840	7,765,800
Diversified Energy Co.	403,965	5,598,955
Excelerate Energy, Inc., Class A(a)	81,608	3,100,288
FutureFuel Corp.	196,877	889,884
Granite Ridge Resources, Inc.	675,857	2,980,529
Magnolia Oil & Gas Corp., Class A	390,969	10,000,987
NACCO Industries, Inc., Class A	30,584	1,530,729
Northern Oil & Gas, Inc.	482,929	8,765,161
PBF Energy, Inc., Class A	304,239	13,848,959
Peabody Energy Corp.(a)	137,955	3,189,520
Riley Exploration Permian, Inc.	117,211	3,863,275
SandRidge Energy, Inc.	187,487	2,568,572
Sunococorp LLC	164,087	11,103,767
VAALCO Energy, Inc.	552,302	2,805,694
W&T Offshore, Inc.	778,857	2,453,400
Total Oil, Gas & Consumable Fuels		104,057,317
Paper & Forest Products — 0.2%
Sylvamo Corp.	138,120	5,220,936
Personal Care Products — 0.6%
Inter Parfums, Inc.(a)	105,034	11,749,103
Nu Skin Enterprises, Inc., Class A	256,667	1,355,202
Total Personal Care Products		13,104,305
Pharmaceuticals — 0.3%
Organon & Co.	416,043	5,633,222
Phibro Animal Health Corp., Class A	62,504	1,962,626
Total Pharmaceuticals		7,595,848
Professional Services — 2.0%
Barrett Business Services, Inc.	61,340	2,178,797
Concentrix Corp.(a)	209,591	4,695,886
CRA International, Inc.	13,874	1,974,270
Exponent, Inc.	78,113	4,589,920
ICF International, Inc.	27,360	1,993,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Dividend Fund (DES)
June 30, 2026

Investments	Shares	Value
Kelly Services, Inc., Class A	171,465	$2,105,590
Kforce, Inc.	94,830	4,449,424
Korn Ferry	125,749	8,372,368
Resources Connection, Inc.	162,176	689,248
Science Applications International Corp.	71,324	7,874,883
TriNet Group, Inc.	90,707	4,489,089
Total Professional Services		43,412,925
Real Estate Management & Development — 0.3%
AGNT, Inc.	147,181	796,249
Marcus & Millichap, Inc.	35,391	1,103,138
Newmark Group, Inc., Class A	130,522	1,972,187
St. Joe Co.	46,766	2,928,955
Total Real Estate Management & Development		6,800,529
Residential REITs — 0.3%
BRT Apartments Corp.	25,359	389,768
Centerspace	14,786	830,825
Independence Realty Trust, Inc.	213,712	3,566,853
UMH Properties, Inc.	79,878	1,209,353
Total Residential REITs		5,996,799
Retail REITs — 1.5%
Acadia Realty Trust	116,957	2,445,571
Alexander's, Inc.(a)	4,105	1,131,174
CBL & Associates Properties, Inc.	27,613	1,465,974
Curbline Properties Corp.(a)	85,768	2,607,347
FrontView REIT, Inc.	20,347	411,620
Getty Realty Corp.	55,434	1,849,278
InvenTrust Properties Corp.	62,417	2,209,562
Macerich Co.(a)	264,379	6,659,707
NETSTREIT Corp.(a)	71,259	1,505,703
Phillips Edison & Co., Inc.	109,561	4,559,929
Saul Centers, Inc.	19,436	726,712
Tanger, Inc.	102,059	4,028,269
Urban Edge Properties	102,533	2,345,955
Whitestone REIT	50,565	958,712
Total Retail REITs		32,905,513
Semiconductors & Semiconductor Equipment — 0.6%
NVE Corp.(a)	24,725	2,584,999
Power Integrations, Inc.	134,214	11,241,764
Total Semiconductors & Semiconductor Equipment		13,826,763
Software — 1.3%
A10 Networks, Inc.(a)	156,653	5,852,556
Adeia, Inc.(a)	246,303	8,110,758
Clear Secure, Inc., Class A	194,581	10,843,999
OneSpan, Inc.	203,569	2,921,215
ReposiTrak, Inc.	82,976	746,784
Total Software		28,475,312
Specialized REITs — 2.8%
EPR Properties	390,043	22,626,394
Farmland Partners, Inc.	45,211	437,642
Four Corners Property Trust, Inc.	135,851	3,335,142
National Storage Affiliates Trust	158,057	7,028,795
Outfront Media, Inc.	571,649	18,727,221
Rayonier, Inc.	347,316	7,390,885
Safehold, Inc.	66,526	1,044,458
Smartstop Self Storage REIT, Inc.	23,547	765,278
Total Specialized REITs		61,355,815
Specialty Retail — 3.3%
Academy Sports & Outdoors, Inc.	79,209	3,733,120
Advance Auto Parts, Inc.	107,799	6,707,254
American Eagle Outfitters, Inc.	312,843	5,380,900
Arko Corp.	510,974	4,103,121
Bath & Body Works, Inc.	679,412	15,714,800
Buckle, Inc.	263,346	11,113,201
Build-A-Bear Workshop, Inc.	44,131	1,350,850
Designer Brands, Inc., Class A	209,046	1,218,738
Haverty Furniture Cos., Inc.	81,676	2,085,188
J Jill, Inc.(a)	50,883	807,513
Monro, Inc.	153,668	2,629,260
Sonic Automotive, Inc., Class A	60,587	5,137,172
Upbound Group, Inc.	292,492	6,206,680
Winmark Corp.(a)	11,487	4,859,920
Total Specialty Retail		71,047,717
Technology Hardware, Storage & Peripherals — 0.1%
Immersion Corp.	189,942	1,285,907
Textiles, Apparel & Luxury Goods — 1.9%
Carter's, Inc.	127,350	5,241,726
Columbia Sportswear Co.(a)	112,886	6,978,613
Kontoor Brands, Inc.	123,733	10,311,908
Lakeland Industries, Inc.(a)	50,948	544,634
Movado Group, Inc.	83,915	3,298,699
PVH Corp.	38,940	2,891,684
Rocky Brands, Inc.	41,737	1,721,234
Steven Madden Ltd.	129,929	5,470,011
Superior Group of Cos., Inc.	64,282	843,380
Wolverine World Wide, Inc.	218,612	3,613,656
Total Textiles, Apparel & Luxury Goods		40,915,545
Tobacco — 0.4%
Turning Point Brands, Inc.(a)	20,664	1,752,514
Universal Corp.	132,529	6,914,038
Total Tobacco		8,666,552
Trading Companies & Distributors — 1.3%
Global Industrial Co.	151,615	5,073,038
Karat Packaging, Inc.	106,462	3,562,219
McGrath RentCorp	46,942	5,681,390
Rush Enterprises, Inc., Class B(a)	42,163	3,225,470
Rush Enterprises, Inc., Class A	93,702	6,838,840
Willis Lease Finance Corp.(a)	18,758	4,291,830
Total Trading Companies & Distributors		28,672,787
Water Utilities — 1.0%
American States Water Co.	92,672	7,657,487
Artesian Resources Corp., Class A	47,847	1,626,319
California Water Service Group(a)	146,898	7,146,588
Middlesex Water Co.	66,376	3,727,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Dividend Fund (DES)
June 30, 2026

Investments	Shares	Value
York Water Co.	74,178	$2,273,556
Total Water Utilities		22,431,626
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	116,279	1,190,697
Total United States		2,151,072,937
Puerto Rico — 0.8%
Banks — 0.8%
First BanCorp	534,586	13,936,657
OFG Bancorp	73,315	3,597,567
Total Banks		17,534,224
Financial Services — 0.0%
EVERTEC, Inc.	52,446	1,456,950
Total Puerto Rico		18,991,174
Singapore — 0.6%
Semiconductors & Semiconductor Equipment — 0.6%
Kulicke & Soffa Industries, Inc.	96,094	12,853,534
TOTAL COMMON STOCKS (COST: $1,713,054,905)		2,182,917,645
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree U.S. MidCap Dividend Fund(a)(b)

(Cost: $58,258)	1,231	69,576
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)

(Cost: $1,522,254)	1,522,254	1,522,254
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.9%
United States — 1.9%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	21,034,727	21,034,727
WisdomTree Treasury Money Market Digital Fund, 3.45%(b)(c)	19,600,000	19,600,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $40,634,727)		40,634,727
TOTAL INVESTMENTS IN SECURITIES — 101.8% (Cost: $1,755,270,144)		2,225,144,202
Other Liabilities less Assets — (1.8)%		(39,417,252)
NET ASSETS — 100.0%		$2,185,726,950

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $171,688,277 and the total market value of the collateral held by the Fund was $175,215,616. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $134,580,889.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. SmallCap Dividend Fund (DES)
June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$14,700,000	$61,200,000	$56,300,000	$—	$—	$19,600,000	$—	$116,903
WisdomTree U.S. MidCap Dividend Fund	498,132	—	448,107	28,583	(9,032)	69,576	419	—
Total	$15,198,132	$61,200,000	$56,748,107	$28,583	$(9,032)	$19,669,576	$419	$116,903

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,182,917,645	$–	$–	$2,182,917,645
Exchange-Traded Fund	69,576	–	–	69,576
Mutual Fund	–	1,522,254	–	1,522,254
Investment of Cash Collateral for Securities Loaned	–	40,634,727	–	40,634,727
Total Investments in Securities	$2,182,987,221	$42,156,981	$–	$2,225,144,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. SmallCap Fund (EES)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 97.0%
Aerospace & Defense — 0.8%
AAR Corp.*	13,392	$1,914,119
AerSale Corp.*	27,857	176,056
Byrna Technologies, Inc.*(a)	10,654	71,488
Cadre Holdings, Inc.	9,777	278,742
Ducommun, Inc.*	5,041	933,644
Innovative Solutions & Support, Inc.*	17,311	311,598
National Presto Industries, Inc.	3,905	488,086
Park Aerospace Corp.	8,185	312,340
V2X, Inc.*	21,063	1,570,457
Total Aerospace & Defense		6,056,530
Air Freight & Logistics — 0.2%
Hub Group, Inc., Class A	21,617	946,608
Radiant Logistics, Inc.*	35,676	337,495
Total Air Freight & Logistics		1,284,103
Automobile Components — 1.4%
Adient PLC*	65,059	1,195,784
Dana, Inc.	32,853	893,930
Dauch Corp.*	63,672	345,102
Gentherm, Inc.*	13,957	476,073
Holley, Inc.*	70,692	180,265
LCI Industries	11,249	1,191,044
Motorcar Parts of America, Inc.*	17,511	268,269
Phinia, Inc.	24,621	2,028,032
Standard Motor Products, Inc.	18,453	719,113
Strattec Security Corp.*	3,571	290,858
Visteon Corp.	22,670	2,249,091
XPEL, Inc.*(a)	8,445	418,872
Total Automobile Components		10,256,433
Automobiles — 0.5%
Harley-Davidson, Inc.	145,928	3,569,399
Banks — 12.3%
1st Source Corp.	13,529	1,103,696
ACNB Corp.(a)	3,682	218,637
Amalgamated Financial Corp.	19,488	894,499
Amerant Bancorp, Inc.	16,013	408,652
Arrow Financial Corp.	4,840	198,392
Banc of California, Inc.	52,726	1,077,192
Bancorp, Inc.*	20,960	1,312,934
Bank First Corp.	2,755	408,704
Bank of Hawaii Corp.	14,480	1,179,975
Bank of Marin Bancorp	1,753	48,558
Bank7 Corp.	3,732	182,681
BankUnited, Inc.	37,024	1,793,813
Bankwell Financial Group, Inc.	1,925	113,094
Banner Corp.	17,449	1,159,312
Bar Harbor Bankshares	6,906	260,771
BayCom Corp.	4,037	132,817
Blue Ridge Bankshares, Inc.	9,770	34,488
Bridgewater Bancshares, Inc.*	8,806	185,278
Burke & Herbert Financial Services Corp.	9,105	654,285
Business First Bancshares, Inc.	14,106	433,477
BV Financial, Inc.*	1,635	34,629
Byline Bancorp, Inc.	25,537	961,723
C&F Financial Corp.	439	35,120
California BanCorp	13,947	290,656
Camden National Corp.	7,067	383,173
Capital Bancorp, Inc.	8,029	281,979
Capital City Bank Group, Inc.	7,468	369,069
Capitol Federal Financial, Inc.	46,300	394,013
Carter Bankshares, Inc.	5,740	195,217
Cathay General Bancorp	39,393	2,441,972
Central Pacific Financial Corp.	11,581	442,394
CF Bankshares, Inc.(a)	1,264	41,421
Chemung Financial Corp.	1,475	110,006
ChoiceOne Financial Services, Inc.	4,152	141,168
Citizens & Northern Corp.	4,607	107,389
Citizens Financial Services, Inc.	1,754	127,060
City Holding Co.	6,020	798,493
Civista Bancshares, Inc.	6,270	176,939
CNB Financial Corp.	10,076	339,662
Coastal Financial Corp.*	2,881	223,306
Colony Bankcorp, Inc.(a)	5,761	115,739
Columbia Financial, Inc.*(a)	16,137	342,427
Community Financial System, Inc.	22,691	1,523,020
Community Trust Bancorp, Inc.	9,301	673,020
Community West Bancshares	3,951	106,124
ConnectOne Bancorp, Inc.	10,925	365,332
Customers Bancorp, Inc.*	13,885	1,098,304
CVB Financial Corp.	70,812	1,596,811
Dime Commercial Bancshares, Inc.	16,529	671,904
Eagle Bancorp Montana, Inc.	1,751	41,901
Eagle Financial Services, Inc.	789	32,712
Enterprise Financial Services Corp.	20,871	1,374,982
Equity Bancshares, Inc., Class A	3,774	184,888
Esquire Financial Holdings, Inc.	2,061	245,486
Farmers & Merchants Bancorp, Inc.	4,121	126,020
Farmers National Banc Corp.	15,932	232,607
FB Bancorp, Inc.*	2,333	35,135
FB Financial Corp.	18,768	1,038,809
Fidelity D&D Bancorp, Inc.	1,134	58,310
Financial Institutions, Inc.	9,621	374,930
First Bancorp, Inc.	1,153	40,147
First Bancorp/Southern Pines NC	10,614	678,553
First Bank	11,696	207,370
First Busey Corp.	22,484	663,278
First Business Financial Services, Inc.	3,905	246,679
First Commonwealth Financial Corp.	50,285	1,022,294
First Community Corp.	2,069	67,615
First Financial Bancorp	62,039	2,098,779
First Financial Corp.	6,371	493,370
First Hawaiian, Inc.	70,678	2,070,865
First Interstate BancSystem, Inc., Class A	46,659	1,799,171
First Merchants Corp.	40,489	1,768,964
First Mid Bancshares, Inc.	11,596	557,652
First National Corp.	1,219	36,594
First United Corp.	1,494	65,900
First Western Financial, Inc.*	1,249	40,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
June 30, 2026

Investments	Shares	Value
Firstsun Capital Bancorp*	14,921	$578,636
Five Star Bancorp(a)	7,735	376,617
Franklin Financial Services Corp.	554	34,680
FS Bancorp, Inc.(a)	3,437	149,166
Fulton Financial Corp.	123,113	2,978,104
GBank Financial Holdings, Inc.*	2,565	77,745
German American Bancorp, Inc.	13,042	618,973
Great Southern Bancorp, Inc.	5,404	423,728
Hanmi Financial Corp.	12,301	398,552
HBT Financial, Inc.	17,764	568,270
Heritage Financial Corp.	9,300	275,466
Hilltop Holdings, Inc.	26,350	1,021,853
Hingham Institution For Savings The(a)	513	157,568
Home Bancorp, Inc.	3,589	245,918
HomeTrust Bancshares, Inc.	8,114	404,807
Independent Bank Corp.	9,996	360,556
Investar Holding Corp.	2,693	80,682
John Marshall Bancorp, Inc.	1,504	32,787
Kearny Financial Corp.	9,247	87,477
Lakeland Financial Corp.	9,360	577,699
MainStreet Bancshares, Inc.	1,501	37,060
Mercantile Bank Corp.	10,010	574,774
Meridian Corp.	1,822	36,495
Metrocity Bankshares, Inc.(a)	11,950	428,886
Metropolitan Bank Holding Corp.	3,935	388,621
Mid Penn Bancorp, Inc.	8,106	282,413
MVB Financial Corp.	3,505	101,680
National Bank Holdings Corp., Class A	17,634	783,479
NB Bancorp, Inc.	11,090	234,332
NBT Bancorp, Inc.	24,986	1,233,559
Nicolet Bankshares, Inc.(a)	8,383	1,386,464
Northeast Bank	5,026	666,096
Northeast Community Bancorp, Inc.	8,829	244,916
Northfield Bancorp, Inc.	9,082	133,778
Northpointe Bancshares, Inc.	15,254	292,572
Northrim BanCorp, Inc.	8,308	230,464
Northwest Bancshares, Inc.	70,025	1,061,579
Norwood Financial Corp.	1,044	33,565
OceanFirst Financial Corp.	25,714	502,194
Old Second Bancorp, Inc.	18,369	428,365
OP Bancorp	2,207	33,083
Orange County Bancorp, Inc.	4,358	160,287
Origin Bancorp, Inc.	7,187	367,615
Orrstown Financial Services, Inc.	9,686	395,479
Park National Corp.	6,648	1,216,518
Parke Bancorp, Inc.	2,588	85,818
Pathward Financial, Inc.	13,648	1,188,195
PCB Bancorp	3,038	86,188
Peoples Bancorp, Inc.	19,870	763,207
Peoples Financial Services Corp.(a)	4,157	275,900
Plumas Bancorp	690	40,324
Ponce Financial Group, Inc.*	4,499	89,710
Preferred Bank	8,349	887,165
Princeton Bancorp, Inc.	891	33,813
Provident Financial Services, Inc.	86,707	2,049,754
QCR Holdings, Inc.	8,572	834,484
RBB Bancorp	4,181	114,622
Red River Bancshares, Inc.	2,112	192,783
Renasant Corp.	23,378	994,500
Republic Bancorp, Inc., Class A	10,190	921,482
S&T Bancorp, Inc.	19,809	972,226
SB Financial Group, Inc.	1,384	34,974
Seacoast Banking Corp. of Florida(a)	30,002	997,567
Shore Bancshares, Inc.	12,272	281,642
Sierra Bancorp	5,376	219,126
SmartFinancial, Inc.	5,525	259,233
South Plains Financial, Inc.	7,668	330,376
Southern First Bancshares, Inc.*	1,850	113,035
Southern Missouri Bancorp, Inc.	4,593	350,033
Southside Bancshares, Inc.	14,007	492,906
SR Bancorp, Inc.	809	15,921
Stock Yards Bancorp, Inc.	11,182	855,088
Third Coast Bancshares, Inc.*	6,910	279,164
Timberland Bancorp, Inc.	1,339	60,001
Tompkins Financial Corp.	5,473	517,308
Towne Bank	40,693	1,474,714
TriCo Bancshares	13,195	710,551
TrustCo Bank Corp.	6,195	340,167
Trustmark Corp.	33,778	1,554,126
Unity Bancorp, Inc.	3,675	215,686
Univest Financial Corp.	14,407	630,306
USCB Financial Holdings, Inc.	5,169	105,758
WaFd, Inc.	39,944	1,532,651
WesBanco, Inc.	51,290	2,001,849
West BanCorp, Inc.	4,385	116,334
Westamerica BanCorp	14,356	842,267
Western New England Bancorp, Inc.	2,354	33,662
WSFS Financial Corp.	31,574	2,422,673
Total Banks		88,813,288
Beverages — 0.4%
Boston Beer Co., Inc., Class A*	4,456	788,846
National Beverage Corp.*	41,110	1,282,632
Vita Coco Co., Inc.*	10,444	690,766
Total Beverages		2,762,244
Biotechnology — 2.2%
Abeona Therapeutics, Inc.*(a)	95,434	589,782
Arcus Biosciences, Inc.*(a)	21,455	661,458
Black Diamond Therapeutics, Inc.*	85,380	157,953
CareDx, Inc.*	30,390	866,115
Cartesian Therapeutics, Inc.*^	242,132	33,027
Catalyst Pharmaceuticals, Inc.*	69,745	2,192,085
CytomX Therapeutics, Inc.*	67,881	254,554
Emergent BioSolutions, Inc.*	76,676	642,545
Gyre Therapeutics, Inc.*(a)	19,718	129,941
Ironwood Pharmaceuticals, Inc.*	82,379	346,816
Keros Therapeutics, Inc.*	30,132	322,412
Kiniksa Pharmaceuticals International PLC*	9,260	592,177
MannKind Corp.*(a)	56,408	240,298
MiMedx Group, Inc.*	51,407	197,917
Monte Rosa Therapeutics, Inc.*(a)	13,672	330,862
Myriad Genetics, Inc.*	19,876	113,492
Novavax, Inc.*(a)	271,371	2,556,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
June 30, 2026

Investments	Shares	Value
Organogenesis Holdings, Inc.*	102,778	$249,751
Protalix BioTherapeutics, Inc.*	78,247	182,315
Puma Biotechnology, Inc.*	64,799	525,520
Rigel Pharmaceuticals, Inc.*	18,413	720,317
Sarepta Therapeutics, Inc.*	162,084	2,912,649
Seres Therapeutics, Inc.*	7,058	55,688
Stoke Therapeutics, Inc.*(a)	12,158	397,810
Vericel Corp.*	9,455	420,653
XOMA Royalty Corp.*	7,527	319,897
Total Biotechnology		16,012,349
Broadline Retail — 0.2%
Kohl's Corp.	54,055	957,854
Savers Value Village, Inc.*(a)	65,463	660,522
Total Broadline Retail		1,618,376
Building Products — 0.9%
AZZ, Inc.	12,309	1,908,510
Griffon Corp.	25,875	2,523,589
Insteel Industries, Inc.	12,219	369,014
Janus International Group, Inc.*	94,984	527,161
Masterbrand, Inc.*(a)	94,571	973,136
Total Building Products		6,301,410
Capital Markets — 2.2%
Acadian Asset Management, Inc.	17,161	1,227,355
BGC Group, Inc., Class A	416,540	4,452,812
Cohen & Steers, Inc.	14,867	1,131,973
DigitalBridge Group, Inc.	31,579	498,317
Donnelley Financial Solutions, Inc.*	12,721	533,646
GCM Grosvenor, Inc., Class A	80,397	988,883
Oppenheimer Holdings, Inc., Class A	6,116	645,483
Perella Weinberg Partners	14,519	231,723
Silvercrest Asset Management Group, Inc., Class A	2,906	29,380
Virtu Financial, Inc., Class A	81,082	4,830,055
Virtus Investment Partners, Inc.(a)	7,176	1,029,756
Total Capital Markets		15,599,383
Chemicals — 2.8%
Avient Corp.	59,774	2,209,247
Cabot Corp.	43,048	3,909,619
Chemours Co.	89,956	1,845,897
Core Molding Technologies, Inc.*	8,254	194,794
Ecovyst, Inc.*	63,841	794,820
Flotek Industries, Inc.*(a)	18,424	433,333
Hawkins, Inc.	4,829	686,201
HB Fuller Co.	27,465	1,600,935
Ingevity Corp.*	25,586	1,910,507
Intrepid Potash, Inc.*	6,281	205,891
Koppers Holdings, Inc.	22,894	1,027,941
Mativ Holdings, Inc.	27,003	204,413
Minerals Technologies, Inc.	23,223	1,717,805
Olin Corp.	28,787	570,558
Quaker Chemical Corp.	6,633	1,053,785
Scotts Miracle-Gro Co.	29,194	1,988,403
Total Chemicals		20,354,149
Commercial Services & Supplies — 2.3%
ACCO Brands Corp.	137,263	571,014
ACV Auctions, Inc., Class A*	37,723	271,228
CoreCivic, Inc.*	46,730	1,419,657
Deluxe Corp.	58,580	1,398,890
Ennis, Inc.	21,190	450,287
GEO Group, Inc.*	46,838	1,384,063
Healthcare Services Group, Inc.*(a)	26,795	658,085
HNI Corp.	29,672	1,199,046
Interface, Inc.	29,025	1,040,256
Liquidity Services, Inc.*	12,723	497,724
OPENLANE, Inc.*	37,922	1,563,903
Pitney Bowes, Inc.	163,150	2,858,388
Quad/Graphics, Inc.	56,404	475,486
UniFirst Corp.	6,436	1,702,065
Vestis Corp.*	42,580	618,262
Virco Mfg. Corp.	20,702	127,110
Total Commercial Services & Supplies		16,235,464
Communications Equipment — 1.0%
ADTRAN Holdings, Inc.*(a)	17,281	240,206
Aviat Networks, Inc.*	17,141	380,530
BK Technologies Corp.*	3,009	258,714
Digi International, Inc.*	14,831	1,111,584
Extreme Networks, Inc.*	53,501	1,731,827
Harmonic, Inc.*	71,740	1,171,514
Lantronix, Inc.*	22,040	129,595
NETGEAR, Inc.*	5,314	124,082
NetScout Systems, Inc.*	47,509	2,069,017
Ribbon Communications, Inc.*	121,443	284,177
Total Communications Equipment		7,501,246
Construction & Engineering — 0.7%
Ameresco, Inc., Class A*	17,075	471,270
Bowman Consulting Group Ltd.*	8,502	248,258
Centuri Holdings, Inc.*	16,475	498,204
Concrete Pumping Holdings, Inc.*	21,410	257,991
Limbach Holdings, Inc.*	6,169	475,013
MYR Group, Inc.*	3,533	1,767,913
NWPX Infrastructure, Inc.*	5,833	874,600
Orion Group Holdings, Inc.*	19,958	335,694
Total Construction & Engineering		4,928,943
Construction Materials — 0.1%
Smith-Midland Corp.*	4,925	142,825
U.S. Lime & Minerals, Inc.	8,278	866,458
Total Construction Materials		1,009,283
Consumer Finance — 2.7%
Atlanticus Holdings Corp.*(a)	10,455	1,069,024
Bread Financial Holdings, Inc.	46,608	5,049,977
Dave, Inc.*(a)	4,180	1,557,426
DeFi Development Corp.*(a)	5,469	16,079
Enova International, Inc.*	15,727	3,785,961
EZCORP, Inc., Class A*(a)	33,207	1,147,966
Green Dot Corp., Class A*	43,701	590,400
Happen, Inc.*	32,354	671,022
LendingTree, Inc.*	2,332	103,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
June 30, 2026

Investments	Shares	Value
Nelnet, Inc., Class A	21,481	$2,864,062
NerdWallet, Inc., Class A*	21,567	199,495
Oportun Financial Corp.*	64,134	366,205
OppFi, Inc.*	30,974	307,572
PROG Holdings, Inc.	28,879	1,346,050
Regional Management Corp.	4,032	166,118
World Acceptance Corp.*	1,560	349,175
Total Consumer Finance		19,589,816
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc.	11,407	780,239
Chefs' Warehouse, Inc.*	11,434	1,098,807
Ingles Markets, Inc., Class A	8,378	742,123
Natural Grocers by Vitamin Cottage, Inc.	16,899	524,207
United Natural Foods, Inc.*	12,652	577,817
Village Super Market, Inc., Class A	12,849	541,971
Weis Markets, Inc.	11,255	881,379
Total Consumer Staples Distribution & Retail		5,146,543
Containers & Packaging — 0.5%
Greif, Inc., Class A	17,230	1,283,463
Myers Industries, Inc.	18,546	654,859
O-I Glass, Inc.*	109,817	1,057,538
TriMas Corp.	21,343	961,075
Total Containers & Packaging		3,956,935
Distributors — 0.2%
GigaCloud Technology, Inc., Class A*(a)	24,888	786,461
Gold.com, Inc.	6,110	254,237
Weyco Group, Inc.	7,968	313,381
Total Distributors		1,354,079
Diversified Consumer Services — 1.8%
American Public Education, Inc.*	9,023	484,535
Carriage Services, Inc.	10,624	407,324
Chegg, Inc.*	189,025	190,915
Coursera, Inc.*	163,592	922,659
Covista, Inc.*	21,021	2,620,478
Driven Brands Holdings, Inc.*(a)	100,604	1,402,420
Lincoln Educational Services Corp.*	10,992	548,501
Matthews International Corp., Class A	14,453	389,075
Perdoceo Education Corp.	42,269	1,352,608
Strategic Education, Inc.	12,829	982,958
Stride, Inc.*(a)	37,614	3,243,832
Universal Technical Institute, Inc.*(a)	20,896	893,722
WW International, Inc.*(a)	16,588	265,076
Total Diversified Consumer Services		13,704,103
Diversified REITs — 0.2%
American Assets Trust, Inc.	31,590	779,957
Broadstone Net Lease, Inc.	42,223	872,750
Gladstone Commercial Corp.(a)	17,250	212,175
Total Diversified REITs		1,864,882
Diversified Telecommunication Services — 1.8%
Anterix, Inc.*(a)	30,645	3,154,596
Bandwidth, Inc., Class A*	26,980	1,707,834
IDT Corp., Class B	12,987	755,324
Iridium Communications, Inc.	55,703	3,055,310
Uniti Group, Inc.*	365,581	4,193,214
Total Diversified Telecommunication Services		12,866,278
Electric Utilities — 0.6%
Hawaiian Electric Industries, Inc.*(a)	96,143	1,300,815
MGE Energy, Inc.	12,671	1,033,193
Otter Tail Corp.	24,109	2,169,328
Total Electric Utilities		4,503,336
Electrical Equipment — 1.2%
Allient, Inc.	5,991	616,654
American Superconductor Corp.*	9,726	403,726
Array Technologies, Inc.*(a)	125,111	927,073
Atkore, Inc.	23,197	1,763,900
LSI Industries, Inc.	17,919	476,287
Power Solutions International, Inc.*	16,086	625,585
Preformed Line Products Co.	1,588	651,969
Shoals Technologies Group, Inc., Class A*(a)	61,347	607,335
Vicor Corp.*	7,213	2,739,353
Total Electrical Equipment		8,811,882
Electronic Equipment, Instruments & Components — 1.9%
Arlo Technologies, Inc.*	35,938	484,444
Bel Fuse, Inc., Class B	4,150	1,382,116
Benchmark Electronics, Inc.	14,565	1,437,129
Climb Global Solutions, Inc.	10,554	244,958
Crane NXT Co.(a)	29,258	1,496,839
CTS Corp.	11,884	774,718
Daktronics, Inc.*	18,922	370,114
ePlus, Inc.	11,854	986,609
Frequency Electronics, Inc.*(a)	8,492	563,444
IPG Photonics Corp.*	7,090	831,799
Kimball Electronics, Inc.*	11,252	288,051
Knowles Corp.*	30,990	1,285,465
M-Tron Industries, Inc.*	2,669	264,632
Napco Security Technologies, Inc.	9,690	368,026
PC Connection, Inc.	11,461	836,539
Richardson Electronics Ltd.(a)	7,205	136,967
Rogers Corp.*	4,114	673,585
ScanSource, Inc.*	16,530	861,048
Vishay Precision Group, Inc.*(a)	3,974	595,742
Total Electronic Equipment, Instruments & Components		13,882,225
Energy Equipment & Services — 2.3%
Bristow Group, Inc.	26,304	1,086,881
Cactus, Inc., Class A	32,547	1,667,383
Core Laboratories, Inc.	21,277	247,877
DMC Global, Inc.*	19,155	111,291
Energy Services of America Corp.	12,869	248,886
Expro Group Holdings NV*	37,346	551,600
Flowco Holdings, Inc., Class A	42,997	917,556
Helix Energy Solutions Group, Inc.*	51,587	450,870
Helmerich & Payne, Inc.	24,100	789,034
Innovex International, Inc.*(a)	30,423	754,490
Kodiak Gas Services, Inc.	16,744	1,257,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
June 30, 2026

Investments	Shares	Value
Liberty Energy, Inc.	29,624	$775,853
Nabors Industries Ltd.*	21,652	1,818,985
Natural Gas Services Group, Inc.	7,396	319,063
Oceaneering International, Inc.*	53,528	2,168,955
Oil States International, Inc.*	32,906	263,577
Ranger Energy Services, Inc., Class A	15,848	253,727
RPC, Inc.	88,616	516,631
Select Water Solutions, Inc.	22,028	440,119
Solaris Energy Infrastructure, Inc.	7,687	618,496
TETRA Technologies, Inc.*	39,329	445,598
Tidewater, Inc.*	18,988	1,265,170
Total Energy Equipment & Services		16,970,019
Entertainment — 0.5%
Cinemark Holdings, Inc.	51,776	1,642,852
IMAX Corp.*(a)	16,416	654,342
Madison Square Garden Entertainment Corp.*	7,727	625,037
Marcus Corp.	9,402	220,571
Reservoir Media, Inc.*	20,977	207,463
Total Entertainment		3,350,265
Financial Services — 2.8%
Acacia Research Corp.*	23,862	111,197
Alerus Financial Corp.	11,293	351,212
Cass Information Systems, Inc.	2,566	131,687
Euronet Worldwide, Inc.*	37,243	2,725,815
Federal Agricultural Mortgage Corp., Class C	6,322	1,259,785
Finance Of America Cos., Inc., Class A*	6,736	185,375
Merchants Bancorp	35,075	1,753,750
NCR Atleos Corp.*	48,990	2,126,656
NewtekOne, Inc.	20,033	296,689
NMI Holdings, Inc.*	65,601	2,695,545
Onity Group, Inc.*	2,117	84,151
Paymentus Holdings, Inc., Class A*	11,412	275,714
Payoneer Global, Inc.*	65,248	464,566
Paysign, Inc.*	11,343	92,899
Priority Technology Holdings, Inc.*(a)	29,520	196,898
Remitly Global, Inc.*	79,313	1,777,404
Sezzle, Inc.*(a)	9,563	1,641,298
UWM Holdings Corp.	143,166	327,850
Velocity Financial, Inc.*(a)	25,550	471,653
Waterstone Financial, Inc.	4,744	98,343
Western Union Co.(a)	420,696	3,239,359
Total Financial Services		20,307,846
Food Products — 0.9%
B&G Foods, Inc.	86,771	345,348
Del Monte Corp.	27,138	757,422
Freshpet, Inc.*	16,164	955,616
John B Sanfilippo & Son, Inc.	7,412	637,358
Lifeway Foods, Inc.*(a)	7,272	216,996
Mama's Creations, Inc.*(a)	11,127	198,617
Mission Produce, Inc.*	50,749	598,331
Seneca Foods Corp., Class A*	4,195	729,678
Simply Good Foods Co.*	80,097	1,063,688
Tootsie Roll Industries, Inc.	19,507	771,502
Vital Farms, Inc.*(a)	14,224	165,425
Total Food Products		6,439,981
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	8,172	1,000,906
Northwest Natural Holding Co.	18,649	914,920
Total Gas Utilities		1,915,826
Ground Transportation — 0.6%
ArcBest Corp.	12,077	1,733,532
Covenant Logistics Group, Inc.	18,855	833,014
Proficient Auto Logistics, Inc.*	10,307	70,191
RXO, Inc.*	26,025	718,030
Schneider National, Inc., Class B	36,668	1,339,482
Total Ground Transportation		4,694,249
Health Care Equipment & Supplies — 2.0%
Acme United Corp.	4,008	191,262
Avanos Medical, Inc.*	38,522	958,427
Axogen, Inc.*	8,535	394,232
Bioventus, Inc., Class A*(a)	46,404	438,054
CONMED Corp.	23,736	776,879
Delcath Systems, Inc.*(a)	10,622	133,731
Electromed, Inc.*	5,354	226,474
Embecta Corp.	62,443	203,564
Envista Holdings Corp.*	64,891	1,709,878
Integer Holdings Corp.*	22,484	2,101,130
Integra LifeSciences Holdings Corp.*	101,962	1,831,238
iRadimed Corp.	3,127	298,816
LeMaitre Vascular, Inc.	5,420	520,103
LivaNova PLC*	24,914	2,048,678
Omnicell, Inc.*	16,648	691,225
QuidelOrtho Corp.*(a)	45,435	795,794
Tactile Systems Technology, Inc.*	8,270	246,281
UFP Technologies, Inc.*	2,734	724,866
Utah Medical Products, Inc.	3,094	213,424
Varex Imaging Corp.*	30,396	317,030
Total Health Care Equipment & Supplies		14,821,086
Health Care Providers & Services — 2.1%
AdaptHealth Corp.*	101,083	1,053,285
Addus HomeCare Corp.*	7,228	726,197
Ardent Health, Inc.*(a)	170,484	1,677,563
Aveanna Healthcare Holdings, Inc.*	88,567	759,019
Community Health Systems, Inc.*	209,544	699,877
Concentra Group Holdings Parent, Inc.	58,805	1,749,449
Cross Country Healthcare, Inc.*	13,399	177,001
Fulgent Genetics, Inc.*	7,129	146,287
Guardian Pharmacy Services, Inc., Class A*	15,546	650,911
InfuSystem Holdings, Inc.*	14,720	142,048
National HealthCare Corp.	5,511	1,164,805
NeoGenomics, Inc.*(a)	25,540	372,629
NRC Health	12,739	274,780
Nutex Health, Inc.*(a)	7,061	1,206,654
Pediatrix Medical Group, Inc.*	56,019	1,418,961
Pennant Group, Inc.*	12,107	447,354
Privia Health Group, Inc.*	21,591	555,537
Progyny, Inc.*	19,399	559,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
June 30, 2026

Investments	Shares	Value
Surgery Partners, Inc.*	45,548	$765,206
Talkspace, Inc.*	43,156	224,411
U.S. Physical Therapy, Inc.	4,593	315,447
Total Health Care Providers & Services		15,086,694
Health Care REITs — 0.2%
LTC Properties, Inc.	10,110	388,730
Sila Realty Trust, Inc.	15,230	462,383
Universal Health Realty Income Trust	5,169	226,712
Total Health Care REITs		1,077,825
Health Care Technology — 0.3%
Certara, Inc.*	67,638	443,029
Definitive Healthcare Corp.*	74,220	61,669
GoodRx Holdings, Inc., Class A*	169,509	488,186
Health Catalyst, Inc.*	59,280	117,967
HealthStream, Inc.	9,404	256,259
OptimizeRx Corp.*	13,225	75,647
Phreesia, Inc.*	28,939	297,782
Simulations Plus, Inc.*	10,908	199,726
TruBridge, Inc.*	12,014	314,887
Total Health Care Technology		2,255,152
Hotel & Resort REITs — 0.3%
Chatham Lodging Trust	16,415	217,170
DiamondRock Hospitality Co.	48,777	594,104
Sunstone Hotel Investors, Inc.	35,153	402,502
Xenia Hotels & Resorts, Inc.	34,788	708,284
Total Hotel & Resort REITs		1,922,060
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc.*	67,491	851,061
Biglari Holdings, Inc., Class A*	71	149,432
BJ's Restaurants, Inc.*	10,766	653,873
Cheesecake Factory, Inc.	29,320	2,332,113
Dine Brands Global, Inc.	14,963	537,172
El Pollo Loco Holdings, Inc.*	25,229	427,884
First Watch Restaurant Group, Inc.*	11,341	146,185
Inspired Entertainment, Inc.*	38,651	318,871
Jack in the Box, Inc.*(a)	28,606	452,261
Monarch Casino & Resort, Inc.	8,580	1,129,214
Nathan's Famous, Inc.	2,512	255,219
Papa John's International, Inc.(a)	12,359	454,440
Pursuit Attractions and Hospitality, Inc.*	45,955	2,572,101
RCI Hospitality Holdings, Inc.	8,283	226,292
Rush Street Interactive, Inc.*(a)	32,905	978,595
United Parks & Resorts, Inc.*(a)	36,901	1,761,654
Wendy's Co.(a)	165,719	1,373,811
Xponential Fitness, Inc., Class A*	21,119	146,143
Total Hotels, Restaurants & Leisure		14,766,321
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	9,420	166,922
Century Communities, Inc.	25,412	1,821,024
Cricut, Inc., Class A	73,590	323,060
Ethan Allen Interiors, Inc.	17,600	393,184
Flexsteel Industries, Inc.	6,603	491,792
Green Brick Partners, Inc.*	36,825	2,947,473
Hovnanian Enterprises, Inc., Class A*	8,408	1,197,383
La-Z-Boy, Inc.	23,088	926,291
Leggett & Platt, Inc.	94,453	1,106,045
Lovesac Co.*	12,874	214,867
Smith Douglas Homes Corp.*	7,560	117,482
Sonos, Inc.*	30,172	408,227
Total Household Durables		10,113,750
Household Products — 1.0%
Central Garden & Pet Co., Class A*	43,202	1,674,942
Energizer Holdings, Inc.	99,328	2,129,592
Oil-Dri Corp. of America	9,444	965,271
Spectrum Brands Holdings, Inc.	17,723	1,519,747
WD-40 Co.	3,274	797,678
Total Household Products		7,087,230
Independent Power & Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class C	57,535	1,966,546
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.	18,953	1,174,707
LXP Industrial Trust	17,563	946,294
One Liberty Properties, Inc.	15,007	366,471
Total Industrial REITs		2,487,472
Insurance — 2.4%
Abacus Global Management, Inc.(a)	55,792	597,532
American Coastal Insurance Corp.	33,961	376,967
American Integrity Insurance Group, Inc.	19,513	367,430
Bowhead Specialty Holdings, Inc.*	8,288	248,060
Citizens, Inc.*	11,796	67,709
Crawford & Co., Class A	17,490	197,112
Donegal Group, Inc., Class A	21,824	411,601
eHealth, Inc.*	7,331	10,923
Genworth Financial, Inc.*	101,573	961,896
Goosehead Insurance, Inc., Class A*	4,675	226,738
Hagerty, Inc., Class A*(a)	33,732	402,086
HCI Group, Inc.	6,861	1,202,390
Heritage Insurance Holdings, Inc.*	30,552	796,796
Hippo Holdings, Inc.*	16,032	453,064
Horace Mann Educators Corp.	29,163	1,506,269
Investors Title Co.	424	116,040
Kemper Corp.	53,346	1,438,208
Kingstone Cos., Inc.	3,698	70,373
MBIA, Inc.*	8,257	53,836
Palomar Holdings, Inc.*	10,607	1,340,619
Root, Inc., Class A*	3,247	181,572
Safety Insurance Group, Inc.	4,935	369,434
SiriusPoint Ltd.*	80,583	1,933,992
Skyward Specialty Insurance Group, Inc.*	19,455	1,135,199
Stewart Information Services Corp.	9,002	594,312
Tiptree, Inc.	8,079	144,776
Trupanion, Inc.*	7,181	177,873
TWFG, Inc.*	3,314	79,702
United Fire Group, Inc.	17,090	896,200
Universal Insurance Holdings, Inc.	21,397	884,980
Total Insurance		17,243,689
Interactive Media & Services — 1.4%
Angi, Inc.*(a)	26,975	160,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
June 30, 2026

Investments	Shares	Value
Cargurus, Inc.*	46,471	$1,584,196
Cars.com, Inc.*	70,310	769,191
EverQuote, Inc., Class A*	19,161	455,840
fuboTV, Inc., Class A*(a)	28,724	264,261
QuinStreet, Inc.*	28,451	416,807
Shutterstock, Inc.	25,021	349,043
TripAdvisor, Inc.*	99,245	1,360,649
Yelp, Inc.*	36,934	905,622
Ziff Davis, Inc.*	58,858	3,082,394
ZoomInfo Technologies, Inc.*	237,706	696,479
Total Interactive Media & Services		10,044,983
IT Services — 0.4%
Commerce.com, Inc., Series 1*	54,705	161,927
DXC Technology Co.*	271,764	2,405,111
Grid Dynamics Holdings, Inc.*	34,811	197,727
Information Services Group, Inc.	24,068	98,919
TSS, Inc.*(a)	14,431	177,501
Total IT Services		3,041,185
Leisure Products — 0.4%
Malibu Boats, Inc., Class A*	11,183	306,750
MasterCraft Boat Holdings, Inc.*	11,425	294,994
Smith & Wesson Brands, Inc.	20,006	300,890
Sturm Ruger & Co., Inc.	9,044	342,315
YETI Holdings, Inc.*	37,559	1,861,424
Total Leisure Products		3,106,373
Life Sciences Tools & Services — 0.3%
Azenta, Inc.*(a)	8,130	207,478
CryoPort, Inc.*	53,140	834,298
Fortrea Holdings, Inc.*	27,215	473,541
Mesa Laboratories, Inc.	5,979	595,209
Total Life Sciences Tools & Services		2,110,526
Machinery — 3.4%
Astec Industries, Inc.	13,582	831,083
Blue Bird Corp.*	21,040	1,661,318
CECO Environmental Corp.*	19,490	1,768,523
Columbus McKinnon Corp.	32,264	488,154
Douglas Dynamics, Inc.	12,869	694,283
Energy Recovery, Inc.*	14,851	133,956
Enerpac Tool Group Corp.	20,042	718,706
FreightCar America, Inc.*	25,612	249,461
Gencor Industries, Inc.*	14,402	214,878
Gorman-Rupp Co.	9,817	900,612
Graham Corp.*	3,275	405,412
Greenbrier Cos., Inc.(a)	33,416	1,637,718
Helios Technologies, Inc.	10,475	934,894
Hillman Solutions Corp.*	97,735	824,883
Kadant, Inc.	2,843	893,356
Kennametal, Inc.	30,195	1,058,335
L B Foster Co., Class A*	5,419	244,776
Lindsay Corp.	5,120	633,856
Manitowoc Co., Inc.*	11,588	160,957
Mayville Engineering Co., Inc.*	6,763	253,342
Microvast Holdings, Inc.*(a)	116,172	135,921
Miller Industries, Inc.	8,316	425,363
Omega Flex, Inc.	8,353	262,201
Park-Ohio Holdings Corp.	15,855	609,625
Perma-Pipe International Holdings, Inc.*	5,637	153,495
Proto Labs, Inc.*	7,167	584,182
Standex International Corp.	3,142	1,123,799
Tennant Co.	11,064	968,543
Terex Corp.	44,600	3,228,594
Titan International, Inc.*	17,239	132,913
Trinity Industries, Inc.	29,743	1,028,513
Twin Disc, Inc.	6,266	145,371
Worthington Enterprises, Inc.	22,265	1,196,966
Total Machinery		24,703,989
Marine Transportation — 0.7%
Matson, Inc.	26,929	5,176,562
Media — 1.1%
AMC Global Media, Inc., Class A*(a)	48,419	483,221
DoubleVerify Holdings, Inc.*	35,565	385,525
Gray Media, Inc.	76,678	304,412
Ibotta, Inc., Class A*(a)	26,698	912,004
John Wiley & Sons, Inc., Class A	38,564	1,870,740
Magnite, Inc.*	68,485	1,299,845
Scholastic Corp.(a)	5,445	250,470
Stagwell, Inc.*(a)	210,068	1,560,805
USA TODAY Co., Inc.*	90,869	776,930
Total Media		7,843,952
Metals & Mining — 1.2%
Century Aluminum Co.*(a)	40,573	1,866,764
Constellium SE*	41,216	1,313,554
Friedman Industries, Inc.	8,064	259,500
Idaho Strategic Resources, Inc.*	4,252	139,253
Kaiser Aluminum Corp.	6,202	1,213,297
Materion Corp.	6,960	2,069,834
Mesabi Trust	20,514	519,004
Metallus, Inc.*	13,023	243,400
Tredegar Corp.*	29,064	231,349
Worthington Steel, Inc.	24,944	837,620
Total Metals & Mining		8,693,575
Multi-Utilities — 0.2%
Avista Corp.	37,023	1,514,611
Office REITs — 0.6%
COPT Defense Properties	37,412	1,361,423
Easterly Government Properties, Inc.	9,935	247,679
Empire State Realty Trust, Inc., Class A	69,466	375,811
Highwoods Properties, Inc.	37,850	1,141,556
Postal Realty Trust, Inc., Class A	10,867	267,763
SL Green Realty Corp.	12,967	671,302
Total Office REITs		4,065,534
Oil, Gas & Consumable Fuels — 4.0%
Clean Energy Fuels Corp.*	59,925	122,846
Crescent Energy Co., Class A	405,579	3,982,786
Delek US Holdings, Inc.	19,654	998,620
Diversified Energy Co.	34,712	481,108
Dorian LPG Ltd.	29,735	1,034,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
June 30, 2026

Investments	Shares	Value
Excelerate Energy, Inc., Class A	30,235	$1,148,628
Granite Ridge Resources, Inc.	117,608	518,651
HighPeak Energy, Inc.	113,782	795,336
Infinity Natural Resources, Inc., Class A*(a)	9,168	116,433
International Seaways, Inc.(a)	26,969	2,065,556
NACCO Industries, Inc., Class A	6,078	304,204
Northern Oil & Gas, Inc.	144,299	2,619,027
Par Pacific Holdings, Inc.*(a)	46,532	2,609,514
PrimeEnergy Resources Corp.*	1,412	235,649
REX American Resources Corp.*	13,913	628,172
Riley Exploration Permian, Inc.	27,929	920,540
Ring Energy, Inc.*	322,086	347,853
SandRidge Energy, Inc.	31,098	426,043
VAALCO Energy, Inc.	42,883	217,846
Venture Global, Inc., Class A	796,322	8,863,064
Vitesse Energy, Inc.	16,055	253,187
Total Oil, Gas & Consumable Fuels		28,689,246
Paper & Forest Products — 0.1%
Sylvamo Corp.	28,404	1,073,671
Passenger Airlines — 0.2%
Allegiant Travel Co.*	11,904	1,399,910
Personal Care Products — 0.7%
Herbalife Ltd.*(a)	123,702	1,626,681
Honest Co., Inc.*	50,213	183,780
Inter Parfums, Inc.	15,677	1,753,629
Nature's Sunshine Products, Inc.*	10,477	228,399
Niagen Bioscience, Inc.*	34,169	108,999
Nu Skin Enterprises, Inc., Class A	52,487	277,131
Olaplex Holdings, Inc.*	267,979	549,357
USANA Health Sciences, Inc.*	13,211	282,055
Total Personal Care Products		5,010,031
Pharmaceuticals — 2.9%
Amphastar Pharmaceuticals, Inc.*	45,688	921,984
ANI Pharmaceuticals, Inc.*(a)	13,097	1,084,170
Arvinas, Inc.*	72,224	600,181
Collegium Pharmaceutical, Inc.*(a)	41,280	1,494,336
CorMedix, Inc.*(a)	119,246	936,081
Harmony Biosciences Holdings, Inc.*	37,398	1,361,661
Innoviva, Inc.*	47,568	1,080,269
Organon & Co.	443,950	6,011,083
Pacira BioSciences, Inc.*(a)	43,746	1,109,836
Perrigo Co. PLC	210,377	2,185,817
Phibro Animal Health Corp., Class A	18,712	587,557
Prestige Consumer Healthcare, Inc.*	28,672	1,355,325
SIGA Technologies, Inc.	92,670	337,319
Supernus Pharmaceuticals, Inc.*	29,399	1,367,348
Zevra Therapeutics, Inc.*(a)	49,329	707,378
Total Pharmaceuticals		21,140,345
Professional Services — 2.0%
Asure Software, Inc.*	24,583	195,189
Barrett Business Services, Inc.	13,362	474,618
Clarivate PLC*	935,245	2,020,129
Concentrix Corp.	98,358	2,203,711
CRA International, Inc.	2,526	359,450
Forrester Research, Inc.*	25,294	212,723
Franklin Covey Co.*	6,802	166,853
Huron Consulting Group, Inc.*	6,256	564,041
ICF International, Inc.	11,921	868,564
Innodata, Inc.*	6,315	477,288
Kelly Services, Inc., Class A	49,804	611,593
Kforce, Inc.	12,413	582,418
Korn Ferry	29,343	1,953,657
Legalzoom.com, Inc.*	93,737	574,608
Mistras Group, Inc.*	23,745	414,825
RCM Technologies, Inc.*	9,656	272,589
TriNet Group, Inc.	28,824	1,426,500
TTEC Holdings, Inc.*(a)	73,044	141,705
Upwork, Inc.*	70,091	585,961
Verra Mobility Corp.*	56,474	240,014
Willdan Group, Inc.*	5,035	398,268
Total Professional Services		14,744,704
Real Estate Management & Development — 0.6%
Forestar Group, Inc.*	46,277	1,464,667
FRP Holdings, Inc.*	4,025	100,585
Newmark Group, Inc., Class A	146,949	2,220,399
RE/MAX Holdings, Inc., Class A*	29,783	293,660
RMR Group, Inc., Class A	14,197	291,465
Tejon Ranch Co.*	6,640	124,168
Total Real Estate Management & Development		4,494,944
Residential REITs — 0.1%
Centerspace	5,433	305,280
UMH Properties, Inc.	16,637	251,884
Total Residential REITs		557,164
Retail REITs — 1.0%
Acadia Realty Trust	23,985	501,526
Alexander's, Inc.(a)	2,653	731,061
CBL & Associates Properties, Inc.	26,856	1,425,785
Curbline Properties Corp.(a)	18,342	557,597
Getty Realty Corp.	20,554	685,681
InvenTrust Properties Corp.	32,965	1,166,961
NETSTREIT Corp.(a)	14,797	312,661
Saul Centers, Inc.	9,878	369,338
SITE Centers Corp.	31,782	126,174
Urban Edge Properties	44,910	1,027,541
Whitestone REIT	28,906	548,058
Total Retail REITs		7,452,383
Semiconductors & Semiconductor Equipment — 3.3%
ACM Research, Inc., Class A*	29,121	3,695,164
Aehr Test Systems*	5,548	532,941
Alpha & Omega Semiconductor Ltd.*	6,191	293,020
Ambarella, Inc.*	8,056	691,205
Axcelis Technologies, Inc.*	13,674	2,590,539
CEVA, Inc.*	6,752	318,425
Diodes, Inc.*	8,903	974,344
MaxLinear, Inc.*	13,407	1,716,498
NVE Corp.	2,633	275,280
PDF Solutions, Inc.*	11,533	816,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
June 30, 2026

Investments	Shares	Value
Penguin Solutions, Inc.*(a)	37,753	$2,869,606
Photronics, Inc.*	39,157	1,273,777
Power Integrations, Inc.	16,670	1,396,279
SkyWater Technology, Inc.*	7,993	278,316
Synaptics, Inc.*(a)	15,312	1,902,210
Ultra Clean Holdings, Inc.*(a)	19,175	2,734,163
Veeco Instruments, Inc.*(a)	22,527	1,707,547
Total Semiconductors & Semiconductor Equipment		24,065,735
Software — 5.3%
8x8, Inc.*	202,938	347,024
A10 Networks, Inc.	32,326	1,207,699
Adeia, Inc.	85,904	2,828,819
Airship AI Holdings, Inc.*(a)	30,304	72,427
Alarm.com Holdings, Inc.*	20,920	977,382
Alkami Technology, Inc.*(a)	18,076	327,537
Amplitude, Inc., Class A*	17,995	137,662
Appian Corp., Class A*	8,343	191,055
Asana, Inc., Class A*(a)	23,422	163,954
AudioEye, Inc.*	10,982	63,805
AvePoint, Inc.*	37,284	417,954
Bit Digital, Inc.*	427,428	769,370
Blackbaud, Inc.*	25,153	745,032
BlackLine, Inc.*(a)	16,837	472,615
Braze, Inc., Class A*(a)	17,283	374,868
BTCS, Inc.*	66,740	74,081
Cerence, Inc.*	25,164	284,856
Cleanspark, Inc.*	180,633	2,628,210
Clear Secure, Inc., Class A	51,843	2,889,210
Consensus Cloud Solutions, Inc.*	29,385	1,121,038
Daily Journal Corp.*	704	423,238
Digital Turbine, Inc.*	85,235	1,099,532
Exodus Movement, Inc., Class A*	22,893	118,357
Expensify, Inc., Class A*	106,347	190,361
Five9, Inc.*	91,936	1,960,076
Freshworks, Inc., Class A*	114,157	1,155,269
I3 Verticals, Inc., Class A*(a)	12,388	264,608
Intapp, Inc.*	14,624	368,671
Kaltura, Inc.*	83,108	108,040
LiveRamp Holdings, Inc.*	33,479	1,260,150
Mitek Systems, Inc.*	46,263	931,274
nCino, Inc.*	25,009	408,897
NCR Voyix Corp.*(a)	85,803	701,011
OneSpan, Inc.	37,666	540,507
Ooma, Inc.*	21,841	419,784
PagerDuty, Inc.*	71,616	691,094
PAR Technology Corp.*	6,871	119,693
Porch Group, Inc.*	41,381	622,370
Rapid7, Inc.*	59,463	481,650
Red Violet, Inc.*	3,384	215,628
ReposiTrak, Inc.	11,421	102,789
Rimini Street, Inc.*	67,769	288,696
RingCentral, Inc., Class A	93,757	3,654,648
Sprinklr, Inc., Class A*	117,125	604,365
Sprout Social, Inc., Class A*	39,671	299,516
SPS Commerce, Inc.*	14,007	800,780
Tenable Holdings, Inc.*	52,560	1,938,413
Teradata Corp.*	55,354	1,918,016
Thryv Holdings, Inc.*	34,800	137,112
Viant Technology, Inc., Class A*	12,269	155,326
Weave Communications, Inc.*	22,614	135,458
Xperi, Inc.*	70,650	581,449
Yext, Inc.*	62,058	289,811
Total Software		39,081,187
Specialized REITs — 0.6%
Farmland Partners, Inc.	56,299	544,974
Four Corners Property Trust, Inc.	36,581	898,064
National Storage Affiliates Trust	14,318	636,721
Rayonier, Inc.	62,917	1,338,874
Safehold, Inc.	64,134	1,006,904
Total Specialized REITs		4,425,537
Specialty Retail — 2.6%
Academy Sports & Outdoors, Inc.	56,867	2,680,142
Advance Auto Parts, Inc.	10,292	640,368
American Eagle Outfitters, Inc.	68,087	1,171,096
America's Car-Mart, Inc.*	7,532	21,014
Arhaus, Inc.	56,140	472,699
Arko Corp.	36,011	289,168
Buckle, Inc.	26,138	1,103,024
Build-A-Bear Workshop, Inc.	8,616	263,736
Genesco, Inc.*	4,699	158,685
Haverty Furniture Cos., Inc.	8,659	221,064
J Jill, Inc.(a)	22,159	351,663
Lands' End, Inc.*	10,385	108,835
Monro, Inc.	9,421	161,193
National Vision Holdings, Inc.*(a)	15,404	292,830
OneWater Marine, Inc., Class A*	12,261	138,181
Petco Health & Wellness Co., Inc.*	126,126	343,063
RealReal, Inc.*(a)	41,171	485,406
Revolve Group, Inc.*	17,048	390,229
Sally Beauty Holdings, Inc.*	93,592	1,323,391
Sonic Automotive, Inc., Class A	26,016	2,205,897
Upbound Group, Inc.	91,971	1,951,625
Victoria's Secret & Co.*	36,839	3,075,320
Warby Parker, Inc., Class A*(a)	22,667	687,717
Winmark Corp.	847	358,349
Zumiez, Inc.*	3,933	70,007
Total Specialty Retail		18,964,702
Technology Hardware, Storage & Peripherals — 0.5%
Corsair Gaming, Inc.*	59,676	577,067
CPI Card Group, Inc.*	16,720	347,442
Diebold Nixdorf, Inc.*	15,359	1,305,822
Eastman Kodak Co.*	21,170	195,822
GPGI, Inc., Class A	39,991	633,857
Turtle Beach Corp.*(a)	15,670	195,092
Total Technology Hardware, Storage & Peripherals		3,255,102
Textiles, Apparel & Luxury Goods — 1.6%
Carter's, Inc.	33,738	1,388,656
Columbia Sportswear Co.	27,958	1,728,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
June 30, 2026

Investments	Shares	Value
Figs, Inc., Class A*	24,446	$250,083
G-III Apparel Group Ltd.	47,597	1,604,495
Levi Strauss & Co., Class A	168,070	4,173,178
Movado Group, Inc.	12,972	509,929
Rocky Brands, Inc.	9,117	375,985
Steven Madden Ltd.	21,836	919,296
Superior Group of Cos., Inc.	12,497	163,961
Wolverine World Wide, Inc.	46,766	773,042
Total Textiles, Apparel & Luxury Goods		11,886,988
Tobacco — 0.2%
Turning Point Brands, Inc.	4,765	404,120
Universal Corp.	17,790	928,104
Total Tobacco		1,332,224
Trading Companies & Distributors — 1.5%
DNOW, Inc.*	57,415	744,673
DXP Enterprises, Inc.*	7,105	1,198,898
EVI Industries, Inc.	7,394	109,283
Global Industrial Co.	19,100	639,086
Hudson Technologies, Inc.*	32,787	188,197
Karat Packaging, Inc.	13,655	456,896
McGrath RentCorp	10,513	1,272,388
Newpark Resources, Inc.*	24,603	391,434
Rush Enterprises, Inc., Class A	37,483	2,735,697
Willis Lease Finance Corp.	7,112	1,627,226
Xometry, Inc., Class A*	9,147	882,868
Total Trading Companies & Distributors		10,246,646
Water Utilities — 0.5%
American States Water Co.	14,005	1,157,233
Artesian Resources Corp., Class A	7,747	263,321
California Water Service Group	23,196	1,128,485
Middlesex Water Co.	7,387	414,854
Pure Cycle Corp.*	14,867	159,226
York Water Co.	6,605	202,443
Total Water Utilities		3,325,562
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	17,406	178,237
U.S. Cellular Corp.	8,842	320,611
Total Wireless Telecommunication Services		498,848
Total United States		702,434,909
Bahamas — 0.1%
Diversified Consumer Services — 0.1%
OneSpaWorld Holdings Ltd.	38,591	1,089,810
Bermuda — 0.4%
Insurance — 0.4%
Hamilton Insurance Group Ltd., Class B	88,163	2,992,252
Canada — 0.1%
Biotechnology — 0.1%
Aurinia Pharmaceuticals, Inc.*	42,087	714,216
Food Products — 0.0%
Village Farms International, Inc.*	33,419	66,838
Total Canada		781,054
Ireland — 0.1%
Commercial Services & Supplies — 0.1%
Cimpress PLC*	4,621	$469,956
Israel — 0.3%
Automobile Components — 0.3%
Mobileye Global, Inc., Class A*(a)	213,650	2,068,132
Interactive Media & Services — 0.0%
Taboola.com Ltd.*	67,256	336,280
Total Israel		2,404,412
Norway — 0.0%
Energy Equipment & Services — 0.0%
Seadrill Ltd.*	10,420	394,084
Philippines — 0.0%
Professional Services — 0.0%
TaskUS, Inc., Class A(a)	53,321	249,542
Puerto Rico — 0.8%
Banks — 0.6%
First BanCorp	103,907	2,708,855
OFG Bancorp	30,836	1,513,123
Total Banks		4,221,978
Financial Services — 0.2%
EVERTEC, Inc.	49,455	1,373,860
Total Puerto Rico		5,595,838
Singapore — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
Kulicke & Soffa Industries, Inc.	9,275	1,240,624
Switzerland — 0.8%
Automobile Components — 0.8%
Garrett Motion, Inc.	151,635	5,493,736
Thailand — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
BKV Corp.*	30,491	834,234
TOTAL COMMON STOCKS (COST: $582,731,660)		723,980,451
WARRANTS — 0.0%
United States — 0.0%
OmniAb, Inc., exercise price $12.50, expiring 11/1/27*^	2,562	0
OmniAb, Inc., exercise price $15.00, expiring 11/1/27*^	2,562	0
TOTAL WARRANTS (COST: $0)		0
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree U.S. MidCap Fund(a)(b)

(Cost: $61,212)	940	71,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
June 30, 2026

Investments	Shares	Value
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c)

(Cost: $484,149)	484,149	$484,149
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.0%
United States — 1.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	3,643,299	3,643,299
WisdomTree Treasury Money Market Digital Fund, 3.45%(b)(c)	3,300,000	3,300,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $6,943,298)		6,943,299
TOTAL INVESTMENTS IN SECURITIES — 101.0% (Cost: $590,220,319)		731,479,136
Other Liabilities less Assets — (1.0)%		(7,155,050)
NET ASSETS — 100.0%		$724,324,086

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $33,027, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $68,313,796 and the total market value of the collateral held by the Fund was $68,830,215. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $61,886,916.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2026.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$8,900,000	$26,300,000	$31,900,000	$—	$—	$3,300,000	$—	$34,088
WisdomTree U.S. MidCap Fund	2,182,163	909,379	3,034,059	46,180	(32,426)	71,237	3,124	—
Total	$11,082,163	$27,209,379	$34,934,059	$46,180	$(32,426)	$3,371,237	$3,124	$34,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. SmallCap Fund (EES)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Biotechnology	$16,693,538	$–	$33,027	*	$16,726,565
Other	707,253,886	–	–		707,253,886
Warrants	–	–	0	*	0
Exchange-Traded Fund	71,237	–	–		71,237
Mutual Fund	–	484,149	–		484,149
Investment of Cash Collateral for Securities Loaned	–	6,943,299	–		6,943,299
Total Investments in Securities	$724,018,661	$7,427,448	$33,027		$731,479,136

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 99.7%
Aerospace & Defense — 0.6%
Cadre Holdings, Inc.	19,493	$555,745
VSE Corp.	9,467	2,163,210
Total Aerospace & Defense		2,718,955
Air Freight & Logistics — 0.4%
Hub Group, Inc., Class A	37,822	1,656,225
Automobile Components — 3.0%
LCI Industries	45,381	4,804,940
Patrick Industries, Inc.(a)	27,433	2,462,935
Phinia, Inc.	37,368	3,078,002
Visteon Corp.	14,644	1,452,831
Total Automobile Components		11,798,708
Banks — 18.7%
Amalgamated Financial Corp.	17,753	814,863
Bank First Corp.(a)	4,563	676,921
Bank of Hawaii Corp.	73,427	5,983,566
Camden National Corp.	25,175	1,364,988
Cathay General Bancorp	81,736	5,066,815
Central Pacific Financial Corp.	37,885	1,447,207
CF Bankshares, Inc.(a)	2,513	82,351
Chemung Financial Corp.	2,032	151,547
Citizens & Northern Corp.	30,096	701,538
Citizens Community Bancorp, Inc.	3,674	85,935
CNB Financial Corp.	27,838	938,419
Community Financial System, Inc.	73,443	4,929,494
ConnectOne Bancorp, Inc.	54,321	1,816,494
Equity Bancshares, Inc., Class A	7,873	385,698
Esquire Financial Holdings, Inc.	3,249	386,988
Farmers National Banc Corp.	67,758	989,267
First Bancorp/Southern Pines NC	29,434	1,881,716
First Busey Corp.	160,066	4,721,947
First Commonwealth Financial Corp.	141,668	2,880,110
First Financial Bancorp	161,700	5,470,311
First Financial Bankshares, Inc.	149,375	5,168,375
Five Star Bancorp(a)	15,870	772,710
German American Bancorp, Inc.(a)	43,772	2,077,419
Hanmi Financial Corp.	44,777	1,450,775
Heritage Financial Corp.(a)	52,667	1,559,997
Independent Bank Corp.	69,417	5,811,591
Investar Holding Corp.	3,792	113,608
Meridian Corp.	4,694	94,021
Metropolitan Bank Holding Corp.	3,906	385,757
Mid Penn Bancorp, Inc.	23,274	810,866
MVB Financial Corp.	6,727	195,150
Nicolet Bankshares, Inc.	5,485	907,164
Northeast Bank	3,153	417,867
Northrim BanCorp, Inc.	16,634	461,427
OceanFirst Financial Corp.	96,334	1,881,403
Old Second Bancorp, Inc.	23,549	549,163
Orange County Bancorp, Inc.	8,125	298,837
Origin Bancorp, Inc.	16,986	868,834
Pathward Financial, Inc.	8,492	739,314
Plumas Bancorp	3,672	214,592
Princeton Bancorp, Inc.	6,178	234,455
RBB Bancorp	13,585	372,433
Renasant Corp.	104,659	4,452,194
Riverview Bancorp, Inc.	9,072	49,261
ServisFirst Bancshares, Inc.	43,402	3,765,123
Unity Bancorp, Inc.	3,808	223,492
USCB Financial Holdings, Inc.	8,838	180,825
Total Banks		74,832,828
Building Products — 1.4%
AZZ, Inc.	11,779	1,826,334
Griffon Corp.	26,683	2,602,393
Insteel Industries, Inc.	35,503	1,072,191
Total Building Products		5,500,918
Capital Markets — 5.9%
BGC Group, Inc., Class A	139,724	1,493,650
Cohen & Steers, Inc.	88,675	6,751,715
DigitalBridge Group, Inc.	68,978	1,088,473
Federated Hermes, Inc.	90,479	4,996,250
PJT Partners, Inc., Class A(a)	9,278	1,400,421
Victory Capital Holdings, Inc., Class A	91,908	7,725,786
Total Capital Markets		23,456,295
Chemicals — 4.5%
Cabot Corp.	69,442	6,306,723
Hawkins, Inc.	7,612	1,081,665
HB Fuller Co.	41,391	2,412,681
Koppers Holdings, Inc.	14,241	639,421
Minerals Technologies, Inc.	13,858	1,025,076
Quaker Chemical Corp.	12,770	2,028,770
Sensient Technologies Corp.	35,562	4,384,439
Total Chemicals		17,878,775
Commercial Services & Supplies — 2.1%
Brady Corp., Class A	26,323	2,410,397
Ennis, Inc.	59,898	1,272,833
HNI Corp.	70,668	2,855,694
Interface, Inc.	22,473	805,432
Quad/Graphics, Inc.	85,598	721,591
Virco Mfg. Corp.(a)	27,116	166,492
Total Commercial Services & Supplies		8,232,439
Construction & Engineering — 0.8%
WillScot Holdings Corp.(a)	116,317	3,356,909
Consumer Finance — 0.4%
PROG Holdings, Inc.	23,761	1,107,500
Regional Management Corp.	8,395	345,874
Total Consumer Finance		1,453,374
Consumer Staples Distribution & Retail — 1.4%
Andersons, Inc.	25,456	1,741,190
Natural Grocers by Vitamin Cottage, Inc.	27,699	859,223
PriceSmart, Inc.	14,909	2,912,324
Total Consumer Staples Distribution & Retail		5,512,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)
June 30, 2026

Investments	Shares	Value
Containers & Packaging — 2.5%
Greif, Inc., Class A	42,187	$3,142,510
Myers Industries, Inc.	57,248	2,021,427
Silgan Holdings, Inc.	102,375	4,749,176
Total Containers & Packaging		9,913,113
Diversified Consumer Services — 0.6%
Carriage Services, Inc.	10,515	403,145
Perdoceo Education Corp.	66,892	2,140,544
Total Diversified Consumer Services		2,543,689
Diversified Telecommunication Services — 0.1%
IDT Corp., Class B	9,188	534,374
Electrical Equipment — 1.9%
Allient, Inc.	6,568	676,044
Atkore, Inc.	32,391	2,463,012
LSI Industries, Inc.	21,714	577,158
Powell Industries, Inc.(a)	13,903	3,981,263
Total Electrical Equipment		7,697,477
Electronic Equipment, Instruments & Components — 4.6%
Avnet, Inc.	107,574	9,554,723
Bel Fuse, Inc., Class B	3,909	1,301,853
Belden, Inc.	14,403	1,727,064
Climb Global Solutions, Inc.	10,285	238,715
Crane NXT Co.(a)	33,191	1,698,052
CTS Corp.	10,606	691,405
ePlus, Inc.	15,232	1,267,759
Napco Security Technologies, Inc.	25,258	959,299
PC Connection, Inc.	13,892	1,013,977
Total Electronic Equipment, Instruments & Components		18,452,847
Energy Equipment & Services — 4.5%
Archrock, Inc.	278,498	11,337,654
Cactus, Inc., Class A	40,819	2,091,157
Core Laboratories, Inc.	16,807	195,802
Energy Services of America Corp.	24,704	477,775
Ranger Energy Services, Inc., Class A	25,971	415,796
RPC, Inc.	301,544	1,758,001
Solaris Energy Infrastructure, Inc.(a)	22,358	1,798,925
Total Energy Equipment & Services		18,075,110
Entertainment — 0.7%
Cinemark Holdings, Inc.	87,806	2,786,084
Financial Services — 0.4%
Cass Information Systems, Inc.	12,560	644,579
Merchants Bancorp	18,158	907,900
Total Financial Services		1,552,479
Food Products — 1.9%
Cal-Maine Foods, Inc.(a)	84,516	6,808,609
John B Sanfilippo & Son, Inc.	10,272	883,289
Total Food Products		7,691,898
Ground Transportation — 1.3%
ArcBest Corp.	9,131	1,310,664
Covenant Logistics Group, Inc.	17,874	789,673
Schneider National, Inc., Class B	68,352	2,496,899
Universal Logistics Holdings, Inc.(a)	38,673	572,360
Total Ground Transportation		5,169,596
Health Care Equipment & Supplies — 0.4%
iRadimed Corp.	5,422	518,126
LeMaitre Vascular, Inc.(a)	11,199	1,074,656
Total Health Care Equipment & Supplies		1,592,782
Health Care Providers & Services — 0.3%
NRC Health	49,325	1,063,940
Hotels, Restaurants & Leisure — 1.5%
Cheesecake Factory, Inc.(a)	53,161	4,228,426
Monarch Casino & Resort, Inc.	11,703	1,540,232
RCI Hospitality Holdings, Inc.(a)	9,434	257,737
Total Hotels, Restaurants & Leisure		6,026,395
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	18,076	320,307
Century Communities, Inc.	25,527	1,829,265
Ethan Allen Interiors, Inc.	59,365	1,326,214
Hamilton Beach Brands Holding Co., Class A	13,691	315,304
La-Z-Boy, Inc.	48,647	1,951,717
Total Household Durables		5,742,807
Household Products — 2.4%
Energizer Holdings, Inc.(a)	160,983	3,451,475
Spectrum Brands Holdings, Inc.	37,509	3,216,397
WD-40 Co.	12,523	3,051,104
Total Household Products		9,718,976
Insurance — 0.6%
Crawford & Co., Class A	17,883	201,541
Kingstone Cos., Inc.	5,624	107,025
Stewart Information Services Corp.	32,152	2,122,675
Total Insurance		2,431,241
IT Services — 0.1%
Information Services Group, Inc.	92,138	378,687
Machinery — 6.9%
Astec Industries, Inc.	14,259	872,508
Atmus Filtration Technologies, Inc.	30,254	1,542,651
Douglas Dynamics, Inc.	42,570	2,296,652
Enerpac Tool Group Corp.	20,933	750,657
Franklin Electric Co., Inc.	23,800	2,551,122
Gorman-Rupp Co.	22,324	2,048,004
Greenbrier Cos., Inc.(a)	41,827	2,049,941
Kadant, Inc.	4,309	1,354,017
Kennametal, Inc.	103,667	3,633,528
Lindsay Corp.	7,248	897,302
Miller Industries, Inc.	14,125	722,494
Standex International Corp.	4,722	1,688,918
Tennant Co.(a)	15,774	1,380,856
Terex Corp.	43,381	3,140,351
Wabash National Corp.	79,730	1,076,355
Worthington Enterprises, Inc.	33,240	1,786,982
Total Machinery		27,792,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)
June 30, 2026

Investments	Shares	Value
Media — 1.2%
Gray Media, Inc.	228,580	$907,462
John Wiley & Sons, Inc., Class A	79,072	3,835,783
Total Media		4,743,245
Metals & Mining — 2.1%
Kaiser Aluminum Corp.	22,835	4,467,211
Materion Corp.	7,734	2,300,015
Warrior Met Coal, Inc.	19,076	1,548,208
Total Metals & Mining		8,315,434
Oil, Gas & Consumable Fuels — 5.7%
California Resources Corp.	131,799	6,968,213
Excelerate Energy, Inc., Class A(a)	20,101	763,637
Magnolia Oil & Gas Corp., Class A	220,629	5,643,690
Northern Oil & Gas, Inc.	219,622	3,986,139
Peabody Energy Corp.	60,670	1,402,690
Riley Exploration Permian, Inc.	52,813	1,740,717
SandRidge Energy, Inc.	61,425	841,523
VAALCO Energy, Inc.	248,348	1,261,608
Total Oil, Gas & Consumable Fuels		22,608,217
Paper & Forest Products — 0.7%
Sylvamo Corp.	71,207	2,691,625
Personal Care Products — 1.7%
Inter Parfums, Inc.	58,513	6,545,264
Nu Skin Enterprises, Inc., Class A	66,530	351,279
Total Personal Care Products		6,896,543
Pharmaceuticals — 0.1%
Phibro Animal Health Corp., Class A	13,703	430,274
Professional Services — 4.7%
Barrett Business Services, Inc.	14,226	505,307
Concentrix Corp.	113,829	2,550,339
CRA International, Inc.	4,362	620,713
Exponent, Inc.	39,069	2,295,694
Kforce, Inc.	43,624	2,046,838
Korn Ferry	70,758	4,711,068
Science Applications International Corp.	36,834	4,066,842
TriNet Group, Inc.	44,088	2,181,915
Total Professional Services		18,978,716
Real Estate Management & Development — 0.5%
St. Joe Co.	29,350	1,838,191
Retail REITs — 1.0%
CBL & Associates Properties, Inc.	72,162	3,831,081
Software — 2.2%
A10 Networks, Inc.(a)	51,752	1,933,455
Adeia, Inc.	89,272	2,939,727
Clear Secure, Inc., Class A	68,463	3,815,443
ReposiTrak, Inc.	14,427	129,843
Total Software		8,818,468
Specialty Retail — 3.7%
Academy Sports & Outdoors, Inc.	34,085	1,606,426
American Eagle Outfitters, Inc.	165,914	2,853,721
Buckle, Inc.	120,894	5,101,727
Build-A-Bear Workshop, Inc.	11,312	346,260
Sonic Automotive, Inc., Class A	25,799	2,187,497
Upbound Group, Inc.	131,442	2,789,199
Total Specialty Retail		14,884,830
Textiles, Apparel & Luxury Goods — 2.2%
Kontoor Brands, Inc.	70,088	5,841,134
PVH Corp.	17,904	1,329,551
Wolverine World Wide, Inc.	92,177	1,523,686
Total Textiles, Apparel & Luxury Goods		8,694,371
Tobacco — 0.1%
Turning Point Brands, Inc.(a)	7,112	603,169
Trading Companies & Distributors — 2.2%
Global Industrial Co.	67,718	2,265,844
McGrath RentCorp	22,006	2,663,386
Rush Enterprises, Inc., Class B(a)	12,779	977,594
Rush Enterprises, Inc., Class A	41,481	3,027,491
Total Trading Companies & Distributors		8,934,315
Water Utilities — 0.2%
York Water Co.	22,504	689,748
Total United States		398,520,223
Puerto Rico — 0.2%
Financial Services — 0.2%
EVERTEC, Inc.	23,772	660,386
TOTAL COMMON STOCKS (COST: $342,170,554)		399,180,609
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)

(Cost: $249,678)	249,678	249,678
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)

(Cost: $97,524)	97,524	97,524
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $342,517,756)		399,527,811
Other Liabilities less Assets — (0.0)%		(19,283)
NET ASSETS — 100.0%		$399,508,528

(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $30,693,349 and the total market value of the collateral held by the Fund was $31,169,653. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $31,072,129.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)
June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$5,000,000	$5,000,000	$—	$—	$–	^	$395

^	As of June 30, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$399,180,609	$–	$–	$399,180,609
Mutual Fund	–	249,678	–	249,678
Investment of Cash Collateral for Securities Loaned	–	97,524	–	97,524
Total Investments in Securities	$399,180,609	$347,202	$–	$399,527,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. SmallCap Quality Growth Fund (QSML)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 98.4%
Aerospace & Defense — 1.3%
AAR Corp.*	462	$66,034
Byrna Technologies, Inc.*(a)	194	1,302
Cadre Holdings, Inc.(a)	512	14,597
Innovative Solutions & Support, Inc.*	208	3,744
VSE Corp.	332	75,862
Total Aerospace & Defense		161,539
Automobile Components — 1.3%
Dorman Products, Inc.*(a)	350	47,758
Gentex Corp.	2,419	61,128
Visteon Corp.(a)	304	30,160
XPEL, Inc.*	329	16,318
Total Automobile Components		155,364
Beverages — 0.7%
National Beverage Corp.*	1,112	34,694
Vita Coco Co., Inc.*	671	44,380
Total Beverages		79,074
Biotechnology — 4.1%
ACADIA Pharmaceuticals, Inc.*	1,958	49,537
ADMA Biologics, Inc.*	2,793	23,377
Arbutus Biopharma Corp.*	2,322	11,146
Beam Therapeutics, Inc.*(a)	1,255	43,072
Inhibrx Biosciences, Inc.*	182	17,244
Kiniksa Pharmaceuticals International PLC*	549	35,109
MannKind Corp.*(a)	3,812	16,239
MiMedx Group, Inc.*	1,739	6,695
Organogenesis Holdings, Inc.*	1,648	4,005
PTC Therapeutics, Inc.*	951	77,573
Rigel Pharmaceuticals, Inc.*(a)	176	6,885
Sarepta Therapeutics, Inc.*(a)	1,282	23,038
TG Therapeutics, Inc.*	1,639	90,047
Veracyte, Inc.*	892	52,387
Vericel Corp.*(a)	572	25,448
Total Biotechnology		481,802
Broadline Retail — 0.6%
Ollie's Bargain Outlet Holdings, Inc.*(a)	728	55,969
Savers Value Village, Inc.*	1,703	17,183
Total Broadline Retail		73,152
Building Products — 2.0%
AZZ, Inc.	350	54,268
CSW Industrials, Inc.	198	55,103
Griffon Corp.	546	53,251
Trex Co., Inc.*	1,286	64,352
Total Building Products		226,974
Capital Markets — 5.4%
Acadian Asset Management, Inc.	410	29,323
Artisan Partners Asset Management, Inc., Class A(a)	826	28,522
BGC Group, Inc., Class A	4,301	45,978
Cohen & Steers, Inc.(a)	577	43,933
Federated Hermes, Inc.(a)	839	46,330
GCM Grosvenor, Inc., Class A	783	9,631
Hamilton Lane, Inc., Class A	538	42,411
Lazard, Inc.(a)	1,094	45,882
MarketAxess Holdings, Inc.	457	51,865
Moelis & Co., Class A	844	55,214
Perella Weinberg Partners(a)	888	14,172
Piper Sandler Cos.	811	58,668
PJT Partners, Inc., Class A(a)	280	42,263
Victory Capital Holdings, Inc., Class A(a)	739	62,120
Virtu Financial, Inc., Class A	934	55,638
Total Capital Markets		631,950
Chemicals — 0.9%
Balchem Corp.	380	64,201
Hawkins, Inc.(a)	248	35,241
Total Chemicals		99,442
Commercial Services & Supplies — 2.0%
Brady Corp., Class A	489	44,778
Brink's Co.	507	47,907
GEO Group, Inc.*	1,535	45,359
Healthcare Services Group, Inc.*	831	20,409
Interface, Inc.	687	24,622
Liquidity Services, Inc.*	356	13,927
Onterris, Inc.*(a)	389	7,862
Vestis Corp.*(a)	1,470	21,344
Total Commercial Services & Supplies		226,208
Communications Equipment — 0.3%
BK Technologies Corp.*	43	3,697
Digi International, Inc.*(a)	431	32,304
Total Communications Equipment		36,001
Construction & Engineering — 0.3%
Bowman Consulting Group Ltd.*	203	5,928
Limbach Holdings, Inc.*	132	10,164
NWPX Infrastructure, Inc.*	110	16,493
Total Construction & Engineering		32,585
Construction Materials — 0.8%
Knife River Corp.*	672	56,213
U.S. Lime & Minerals, Inc.	342	35,797
Total Construction Materials		92,010
Consumer Finance — 2.5%
Atlanticus Holdings Corp.*(a)	192	19,632
Dave, Inc.*(a)	151	56,261
Enova International, Inc.*	283	68,127
EZCORP, Inc., Class A*(a)	677	23,404
NerdWallet, Inc., Class A*	389	3,598
OppFi, Inc.*	287	2,850
SLM Corp.	2,315	60,051
Upstart Holdings, Inc.*(a)	1,215	43,047
World Acceptance Corp.*	55	12,311
Total Consumer Finance		289,281
Consumer Staples Distribution & Retail — 1.0%
Chefs' Warehouse, Inc.*(a)	467	44,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Quality Growth Fund (QSML)
June 30, 2026

Investments	Shares	Value
Natural Grocers by Vitamin Cottage, Inc.	280	$8,685
PriceSmart, Inc.(a)	343	67,002
Total Consumer Staples Distribution & Retail		120,566
Distributors — 0.2%
GigaCloud Technology, Inc., Class A*(a)	389	12,293
Gold.com, Inc.	351	14,605
Total Distributors		26,898
Diversified Consumer Services — 4.9%
Bright Horizons Family Solutions, Inc.*	672	47,631
Coursera, Inc.*	3,244	18,296
Covista, Inc.*	389	48,493
Duolingo, Inc.*	464	53,369
Frontdoor, Inc.*	827	64,167
Graham Holdings Co., Class B	40	45,657
Grand Canyon Education, Inc.*	322	46,082
H&R Block, Inc.	1,467	55,863
Laureate Education, Inc.*	1,637	59,456
Lincoln Educational Services Corp.*	343	17,116
Perdoceo Education Corp.	737	23,584
Strategic Education, Inc.	270	20,687
Stride, Inc.*(a)	460	39,670
Universal Technical Institute, Inc.*(a)	571	24,422
Total Diversified Consumer Services		564,493
Diversified Telecommunication Services — 1.4%
Anterix, Inc.*(a)	217	22,338
Bandwidth, Inc., Class A*	322	20,383
Cogent Communications Holdings, Inc.	659	9,147
IDT Corp., Class B	270	15,703
Iridium Communications, Inc.	1,258	69,001
Uniti Group, Inc.*	2,789	31,990
Total Diversified Telecommunication Services		168,562
Electrical Equipment — 0.6%
American Superconductor Corp.*	600	24,906
Fluence Energy, Inc.*	1,290	25,645
LSI Industries, Inc.	432	11,482
Power Solutions International, Inc.*	257	9,995
Total Electrical Equipment		72,028
Electronic Equipment, Instruments & Components — 2.5%
Badger Meter, Inc.(a)	312	46,295
Bel Fuse, Inc., Class B	157	52,287
Climb Global Solutions, Inc.	199	4,619
ePlus, Inc.	331	27,549
Itron, Inc.*(a)	535	46,293
M-Tron Industries, Inc.*	46	4,561
Napco Security Technologies, Inc.	402	15,268
OSI Systems, Inc.*(a)	196	42,865
Vontier Corp.	1,651	47,879
Total Electronic Equipment, Instruments & Components		287,616
Energy Equipment & Services — 2.5%
Atlas Energy Solutions, Inc.(a)	1,328	22,058
Bristow Group, Inc.	337	13,925
Cactus, Inc., Class A	782	40,062
Core Laboratories, Inc.(a)	560	6,524
Energy Services of America Corp.	215	4,158
Helmerich & Payne, Inc.	1,133	37,094
Innovex International, Inc.*(a)	779	19,319
Natural Gas Services Group, Inc.	146	6,298
Oceaneering International, Inc.*(a)	1,153	46,720
Solaris Energy Infrastructure, Inc.(a)	508	40,874
TETRA Technologies, Inc.*(a)	1,638	18,558
Tidewater, Inc.*(a)	574	38,246
Total Energy Equipment & Services		293,836
Entertainment — 1.1%
Cinemark Holdings, Inc.	1,207	38,298
Madison Square Garden Entertainment Corp.*	448	36,239
Warner Music Group Corp., Class A	1,852	50,133
Total Entertainment		124,670
Financial Services — 4.7%
Acacia Research Corp.*	1,130	5,266
Essent Group Ltd.	1,146	73,665
Euronet Worldwide, Inc.*	408	29,861
Federal Agricultural Mortgage Corp., Class C	111	22,119
Flywire Corp.*	1,497	26,302
HA Sustainable Infrastructure Capital, Inc.	1,505	58,770
Merchants Bancorp	547	27,350
NCR Atleos Corp.*	870	37,767
NewtekOne, Inc.	367	5,435
NMI Holdings, Inc.*	896	36,817
Paymentus Holdings, Inc., Class A*	705	17,033
Payoneer Global, Inc.*	3,037	21,623
Paysign, Inc.*	662	5,422
PennyMac Financial Services, Inc.	640	55,744
Sezzle, Inc.*(a)	411	70,540
Shift4 Payments, Inc., Class A*(a)	848	41,247
UWM Holdings Corp.	3,028	6,934
Velocity Financial, Inc.*	461	8,510
Total Financial Services		550,405
Food Products — 1.8%
Cal-Maine Foods, Inc.(a)	555	44,711
Freshpet, Inc.*	595	35,176
John B Sanfilippo & Son, Inc.	106	9,115
Mama's Creations, Inc.*	404	7,211
Marzetti Company/The	336	38,358
Mission Produce, Inc.*	1,033	12,179
Post Holdings, Inc.*(a)	583	51,456
Vital Farms, Inc.*(a)	537	6,245
Total Food Products		204,451
Ground Transportation — 0.6%
Lyft, Inc., Class A*	4,480	65,453
Health Care Equipment & Supplies — 2.6%
Artivion, Inc.*(a)	603	13,549
AtriCure, Inc.*	612	17,124
CONMED Corp.	385	12,601
Embecta Corp.	695	2,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Quality Growth Fund (QSML)
June 30, 2026

Investments	Shares	Value
Haemonetics Corp.*	542	$40,650
Inspire Medical Systems, Inc.*(a)	350	15,613
iRadimed Corp.	146	13,952
IRhythm Holdings, Inc.*	409	48,651
LeMaitre Vascular, Inc.(a)	268	25,717
Merit Medical Systems, Inc.*	716	49,647
Tactile Systems Technology, Inc.*	268	7,981
TransMedics Group, Inc.*(a)	376	24,974
UFP Technologies, Inc.*	92	24,392
Total Health Care Equipment & Supplies		297,117
Health Care Providers & Services — 2.6%
Addus HomeCare Corp.*	221	22,204
Astrana Health, Inc.*	573	26,593
Aveanna Healthcare Holdings, Inc.*	2,589	22,188
Castle Biosciences, Inc.*	363	8,657
Hims & Hers Health, Inc.*(a)	2,319	80,400
Nutex Health, Inc.*	80	13,671
Option Care Health, Inc.*	1,913	40,116
Pennant Group, Inc.*	446	16,480
Privia Health Group, Inc.*	1,474	37,926
Progyny, Inc.*(a)	1,015	29,262
Total Health Care Providers & Services		297,497
Health Care Technology — 0.3%
Doximity, Inc., Class A*	1,541	31,961
LifeMD, Inc.*(a)	601	2,482
Phreesia, Inc.*	328	3,375
Total Health Care Technology		37,818
Hotels, Restaurants & Leisure — 4.2%
Accel Entertainment, Inc.*	1,000	12,610
BJ's Restaurants, Inc.*	256	15,548
Cheesecake Factory, Inc.(a)	564	44,860
Choice Hotels International, Inc.	560	61,751
First Watch Restaurant Group, Inc.*(a)	783	10,093
Hilton Grand Vacations, Inc.*	1,021	53,470
Monarch Casino & Resort, Inc.	205	26,980
Planet Fitness, Inc., Class A*	980	51,127
Portillo's, Inc., Class A*(a)	904	4,285
Rush Street Interactive, Inc.*	1,267	37,681
Shake Shack, Inc., Class A*	517	28,962
Six Flags Entertainment Corp.*(a)	1,165	24,814
Vail Resorts, Inc.(a)	405	55,141
Wingstop, Inc.	349	60,520
Total Hotels, Restaurants & Leisure		487,842
Household Durables — 2.4%
Cavco Industries, Inc.*	89	54,680
Champion Homes, Inc.*	639	56,309
Cricut, Inc., Class A	440	1,932
Dream Finders Homes, Inc., Class A*(a)	182	3,141
Flexsteel Industries, Inc.	63	4,692
Green Brick Partners, Inc.*	496	39,700
Installed Building Products, Inc.(a)	321	73,779
Lovesac Co.*	181	3,021
M/I Homes, Inc.*(a)	293	47,111
Total Household Durables		284,365
Household Products — 0.9%
Reynolds Consumer Products, Inc.(a)	2,471	66,346
WD-40 Co.	157	38,252
Total Household Products		104,598
Insurance — 4.8%
Assured Guaranty Ltd.	537	43,046
Goosehead Insurance, Inc., Class A*(a)	296	14,356
Hagerty, Inc., Class A*(a)	1,161	13,839
HCI Group, Inc.	148	25,937
Heritage Insurance Holdings, Inc.*	355	9,259
Kingstone Cos., Inc.(a)	163	3,102
Mercury General Corp.	632	67,384
Palomar Holdings, Inc.*	329	41,582
RLI Corp.(a)	1,042	61,551
Ryan Specialty Holdings, Inc.(a)	1,533	57,886
Safety Insurance Group, Inc.	177	13,250
Selective Insurance Group, Inc.	702	68,101
SiriusPoint Ltd.*	1,419	34,056
Skyward Specialty Insurance Group, Inc.*	480	28,008
Universal Insurance Holdings, Inc.	338	13,980
White Mountains Insurance Group Ltd.	29	60,128
Total Insurance		555,465
Interactive Media & Services — 0.4%
EverQuote, Inc., Class A*(a)	391	9,302
fuboTV, Inc., Class A*(a)	364	3,349
MediaAlpha, Inc., Class A*	703	8,837
Nextdoor Holdings, Inc.*	2,999	6,808
Yelp, Inc.*	751	18,414
Total Interactive Media & Services		46,710
IT Services — 0.5%
EPAM Systems, Inc.*	661	52,450
Grid Dynamics Holdings, Inc.*	1,028	5,839
Total IT Services		58,289
Leisure Products — 1.1%
Acushnet Holdings Corp.	682	80,837
YETI Holdings, Inc.*(a)	891	44,158
Total Leisure Products		124,995
Life Sciences Tools & Services — 0.5%
Sotera Health Co.*(a)	3,357	59,587
Machinery — 3.2%
Atmus Filtration Technologies, Inc.	941	47,982
Blue Bird Corp.*(a)	356	28,110
CECO Environmental Corp.*	395	35,842
Douglas Dynamics, Inc.	257	13,865
Energy Recovery, Inc.*	659	5,944
Enerpac Tool Group Corp.	568	20,368
Esab Corp.	727	71,704
Gorman-Rupp Co.	293	26,880
Graham Corp.*	126	15,598
Greenbrier Cos., Inc.(a)	363	17,791
Kadant, Inc.	139	43,678
Mueller Water Products, Inc., Class A	1,806	46,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Quality Growth Fund (QSML)
June 30, 2026

Investments	Shares	Value
Taylor Devices, Inc.*(a)	36	$2,112
Total Machinery		376,523
Media — 0.1%
DoubleVerify Holdings, Inc.*	1,370	14,851
PubMatic, Inc., Class A*	443	5,812
Total Media		20,663
Metals & Mining — 0.1%
Idaho Strategic Resources, Inc.*	187	6,124
Oil, Gas & Consumable Fuels — 1.8%
Core Natural Resources, Inc.	570	45,611
Dorian LPG Ltd.	500	17,390
Gulfport Energy Corp.*	225	38,183
International Seaways, Inc.(a)	554	42,431
Kinetik Holdings, Inc.	745	36,013
REX American Resources Corp.*	392	17,699
Riley Exploration Permian, Inc.	269	8,866
Total Oil, Gas & Consumable Fuels		206,193
Passenger Airlines — 0.4%
SkyWest, Inc.*	487	48,374
Personal Care Products — 0.9%
BellRing Brands, Inc.*	657	8,501
elf Beauty, Inc.*	748	55,352
Inter Parfums, Inc.	402	44,968
Niagen Bioscience, Inc.*	1,036	3,305
Total Personal Care Products		112,126
Pharmaceuticals — 2.8%
Amphastar Pharmaceuticals, Inc.*(a)	564	11,382
ANI Pharmaceuticals, Inc.*(a)	258	21,357
Collegium Pharmaceutical, Inc.*(a)	391	14,154
CorMedix, Inc.*	926	7,269
Eton Pharmaceuticals, Inc.*	337	12,199
Harmony Biosciences Holdings, Inc.*(a)	648	23,594
Harrow, Inc.*(a)	451	19,154
Indivior Pharmaceuticals, Inc.*	1,478	60,642
Innoviva, Inc.*	867	19,690
Ligand Pharmaceuticals, Inc.*(a)	225	71,120
Phibro Animal Health Corp., Class A	237	7,442
Supernus Pharmaceuticals, Inc.*	698	32,464
Xeris Biopharma Holdings, Inc.*	2,042	16,173
Zevra Therapeutics, Inc.*	669	9,593
Total Pharmaceuticals		326,233
Professional Services — 3.5%
Barrett Business Services, Inc.	295	10,478
CBIZ, Inc.*(a)	618	19,825
CRA International, Inc.	80	11,384
ExlService Holdings, Inc.*	1,788	46,238
Exponent, Inc.	419	24,620
FTI Consulting, Inc.*(a)	346	51,558
Genpact Ltd.	1,964	54,010
Huron Consulting Group, Inc.*	188	16,950
Innodata, Inc.*(a)	345	26,075
Insperity, Inc.	439	18,135
Legalzoom.com, Inc.*	2,126	13,032
Maximus, Inc.	656	35,267
Science Applications International Corp.	480	52,997
Upwork, Inc.*(a)	1,517	12,682
Willdan Group, Inc.*	158	12,498
Total Professional Services		405,749
Semiconductors & Semiconductor Equipment — 2.2%
ACM Research, Inc., Class A*	716	90,853
Impinj, Inc.*(a)	395	56,576
PDF Solutions, Inc.*	432	30,581
Photronics, Inc.*	717	23,324
Universal Display Corp.(a)	566	49,010
Total Semiconductors & Semiconductor Equipment		250,344
Software — 10.4%
ACI Worldwide, Inc.*	1,210	60,851
Agilysys, Inc.*	292	30,514
Alarm.com Holdings, Inc.*	570	26,630
Alkami Technology, Inc.*(a)	1,282	23,230
Appfolio, Inc., Class A*(a)	268	42,974
Appian Corp., Class A*	432	9,893
Asana, Inc., Class A*(a)	1,481	10,367
AvePoint, Inc.*	2,405	26,960
Bill Holdings, Inc.*	1,107	40,029
BlackLine, Inc.*	511	14,344
Box, Inc., Class A*	1,514	40,182
Braze, Inc., Class A*(a)	1,282	27,807
CCC Intelligent Solutions Holdings, Inc.*(a)	6,506	33,571
Clear Secure, Inc., Class A	1,129	62,919
CommVault Systems, Inc.*(a)	462	65,479
Consensus Cloud Solutions, Inc.*	208	7,935
Dropbox, Inc., Class A*	1,904	52,303
Five9, Inc.*	860	18,335
Freshworks, Inc., Class A*(a)	2,262	22,891
Gitlab, Inc., Class A*	1,552	47,383
Intapp, Inc.*	701	17,672
Klaviyo, Inc., Class A*	1,571	23,722
nCino, Inc.*(a)	1,254	20,503
Ooma, Inc.*	337	6,477
Pagaya Technologies Ltd., Class A*(a)	796	14,527
PagerDuty, Inc.*	1,135	10,953
Pegasystems, Inc.	1,871	56,074
Porch Group, Inc.*(a)	1,257	18,905
Progress Software Corp.*(a)	382	12,828
Q2 Holdings, Inc.*	714	34,343
Qualys, Inc.*	357	49,084
Red Violet, Inc.*	169	10,769
RingCentral, Inc., Class A	858	33,445
Sprinklr, Inc., Class A*	1,683	8,684
Sprout Social, Inc., Class A*	498	3,760
SPS Commerce, Inc.*(a)	420	24,011
Tenable Holdings, Inc.*	1,115	41,121
UiPath, Inc., Class A*(a)	5,243	56,991
Vertex, Inc., Class A*	887	10,183
Viant Technology, Inc., Class A*	199	2,519
Weave Communications, Inc.*(a)	890	5,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Quality Growth Fund (QSML)
June 30, 2026

Investments	Shares	Value
Workiva, Inc.*	564	$27,360
Xperi, Inc.*	582	4,790
Zeta Global Holdings Corp., Class A*(a)	2,506	49,318
Total Software		1,207,967
Specialty Retail — 5.0%
Abercrombie & Fitch Co., Class A*(a)	566	50,946
American Eagle Outfitters, Inc.	1,879	32,319
Arhaus, Inc.	662	5,574
Asbury Automotive Group, Inc.*(a)	233	46,852
Bath & Body Works, Inc.	2,657	61,456
Boot Barn Holdings, Inc.*	349	57,330
Buckle, Inc.	669	28,232
Build-A-Bear Workshop, Inc.(a)	162	4,959
Chewy, Inc., Class A*	2,784	54,706
Group 1 Automotive, Inc.(a)	145	42,220
RealReal, Inc.*(a)	1,441	16,989
Revolve Group, Inc.*	502	11,491
Valvoline, Inc.*(a)	1,442	57,017
Victoria's Secret & Co.*	694	57,935
Warby Parker, Inc., Class A*(a)	1,287	39,047
Winmark Corp.(a)	43	18,192
Total Specialty Retail		585,265
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc.*(a)	398	33,838
Immersion Corp.	399	2,701
Total Technology Hardware, Storage & Peripherals		36,539
Textiles, Apparel & Luxury Goods — 1.0%
Figs, Inc., Class A*	1,834	18,762
Kontoor Brands, Inc.(a)	690	57,505
Steven Madden Ltd.	824	34,690
Total Textiles, Apparel & Luxury Goods		110,957
Tobacco — 0.2%
Turning Point Brands, Inc.	223	18,913
Trading Companies & Distributors — 2.7%
DNOW, Inc.*	2,132	27,652
DXP Enterprises, Inc.*(a)	174	29,361
Herc Holdings, Inc.(a)	396	56,762
Karat Packaging, Inc.	237	7,930
McGrath RentCorp	293	35,462
SiteOne Landscape Supply, Inc.*	553	63,269
Transcat, Inc.*	90	8,349
Willis Lease Finance Corp.(a)	83	18,990
Xometry, Inc., Class A*(a)	661	63,800
Total Trading Companies & Distributors		311,575
Wireless Telecommunication Services — 0.0%
Gogo, Inc.*	1,879	5,825
Total United States		11,448,013
Bahamas — 0.3%
Diversified Consumer Services — 0.3%
OneSpaWorld Holdings Ltd.(a)	1,196	33,775
Canada — 0.3%
Biotechnology — 0.2%
Aurinia Pharmaceuticals, Inc.*	1,478	$25,081
Metals & Mining — 0.1%
McEwen, Inc.*	706	12,800
Total Canada		37,881
Ireland — 0.3%
Commercial Services & Supplies — 0.3%
Cimpress PLC*	289	29,391
Israel — 0.1%
Interactive Media & Services — 0.1%
Taboola.com Ltd.*	3,244	16,220
Philippines — 0.0%
Professional Services — 0.0%
TaskUS, Inc., Class A	480	2,246
Puerto Rico — 0.2%
Financial Services — 0.2%
EVERTEC, Inc.	800	22,224
Singapore — 0.3%
Interactive Media & Services — 0.3%
Grindr, Inc.*(a)	2,516	36,155
TOTAL COMMON STOCKS (COST: $10,128,644)		11,625,905
MUTUAL FUND — 0.1%
United States — 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)

(Cost: $11,373)	11,373	11,373
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.8%
United States — 0.8%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)

(Cost: $93,469)	93,469	93,469
TOTAL INVESTMENTS IN SECURITIES — 100.8% (Cost: $10,233,486)		11,730,747
Other Liabilities less Assets — (0.8)%		(95,078)
NET ASSETS — 100.0%		$11,635,669

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,554,613 and the total market value of the collateral held by the Fund was $3,602,797. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,509,328.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. SmallCap Quality Growth Fund (QSML)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$11,625,905	$–	$–	$11,625,905
Mutual Fund	–	11,373	–	11,373
Investment of Cash Collateral for Securities Loaned	–	93,469	–	93,469
Total Investments in Securities	$11,625,905	$104,842	$–	$11,730,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Total Dividend Fund (DTD)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.6%
United States — 99.5%
Aerospace & Defense — 2.4%
BWX Technologies, Inc.	1,805	$351,343
Cadre Holdings, Inc.(a)	1,761	50,206
Carpenter Technology Corp.	615	379,357
Curtiss-Wright Corp.	299	226,570
General Dynamics Corp.	13,053	4,623,895
General Electric Co.	14,651	5,475,518
HEICO Corp., Class A	1,209	311,813
HEICO Corp.	323	115,049
Hexcel Corp.	2,661	266,260
Honeywell Aerospace, Inc.*	7	1,548
Howmet Aerospace, Inc.	4,516	1,214,172
Huntington Ingalls Industries, Inc.	1,212	339,227
L3Harris Technologies, Inc.	6,377	1,853,093
Leonardo DRS, Inc.	6,123	261,269
Lockheed Martin Corp.	13,426	6,840,010
Moog, Inc., Class A	498	211,072
Northrop Grumman Corp.	4,445	2,263,883
RTX Corp.	41,159	7,809,097
Textron, Inc.	2,351	215,657
TransDigm Group, Inc.	4,897	6,523,000
Woodward, Inc.	1,173	499,041
Total Aerospace & Defense		39,831,080
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	5,176	974,848
Expeditors International of Washington, Inc.	3,607	587,869
FedEx Corp.	9,294	2,910,230
Hub Group, Inc., Class A	3,017	132,114
Total Air Freight & Logistics		4,605,061
Automobile Components — 0.1%
BorgWarner, Inc.	5,694	378,081
Dana, Inc.	6,056	164,784
Gentex Corp.	7,637	192,987
LCI Industries	2,285	241,936
Lear Corp.	2,567	344,132
Patrick Industries, Inc.(a)	1,984	178,123
Phinia, Inc.	2,938	242,003
Standard Motor Products, Inc.	2,945	114,767
Total Automobile Components		1,856,813
Automobiles — 0.4%
Ford Motor Co.	339,126	4,713,852
General Motors Co.	15,182	1,170,229
Harley-Davidson, Inc.(a)	3,305	80,840
Thor Industries, Inc.	2,564	192,710
Total Automobiles		6,157,631
Banks — 8.7%
1st Source Corp.(a)	2,762	225,324
Ameris Bancorp	573	51,719
Associated Banc-Corp.	13,766	423,580
Atlantic Union Bankshares Corp.	11,975	506,662
Banc of California, Inc.	10,761	219,847
BancFirst Corp.	1,964	218,259
Bank of America Corp.	289,222	16,479,870
Bank of Hawaii Corp.(a)	2,030	165,425
Bank OZK	8,636	449,849
BankUnited, Inc.	4,923	238,519
Banner Corp.	2,767	183,839
BOK Financial Corp.	2,765	384,003
Burke & Herbert Financial Services Corp.	1,099	78,974
Byline Bancorp, Inc.	6,578	247,727
Capitol Federal Financial, Inc.	20,625	175,519
Cathay General Bancorp	5,154	319,496
Citigroup, Inc.	78,784	11,026,609
Citizens Financial Group, Inc.	25,595	1,793,442
Columbia Banking System, Inc.	22,775	729,939
Commerce Bancshares, Inc.	3,608	208,362
Community Financial System, Inc.	3,811	255,794
Cullen/Frost Bankers, Inc.	3,303	510,380
CVB Financial Corp.	11,589	261,332
Dime Commercial Bancshares, Inc.	720	29,268
East West Bancorp, Inc.	6,966	899,241
Eastern Bankshares, Inc.(a)	13,353	296,971
Enterprise Financial Services Corp.	1,206	79,451
Fifth Third Bancorp	56,346	3,176,224
First Bancorp/Southern Pines NC	3,145	201,060
First Busey Corp.	6,833	201,573
First Citizens BancShares, Inc., Class A	176	366,219
First Commonwealth Financial Corp.	9,635	195,880
First Financial Bancorp	9,374	317,122
First Financial Bankshares, Inc.	4,276	147,950
First Hawaiian, Inc.	12,248	358,866
First Horizon Corp.	26,990	692,024
First Interstate BancSystem, Inc., Class A(a)	8,062	310,871
First Merchants Corp.	4,924	215,130
First Mid Bancshares, Inc.	1,542	74,155
Flagstar Bank NA	6,377	95,272
FNB Corp.	24,344	464,483
Fulton Financial Corp.	13,837	334,717
Glacier Bancorp, Inc.	7,307	376,895
Hancock Whitney Corp.	4,646	347,149
Hilltop Holdings, Inc.	5,025	194,869
Home BancShares, Inc.	13,805	394,133
Horizon Bancorp, Inc.	10,031	200,419
Huntington Bancshares, Inc.	127,912	2,267,880
Independent Bank Corp.	3,638	304,573
International Bancshares Corp.	4,241	322,104
JPMorgan Chase & Co.	131,364	42,999,378
KeyCorp	87,460	2,015,953
Lakeland Financial Corp.	2,319	143,129
M&T Bank Corp.	8,357	1,989,050
Mechanics Bancorp, Class A	17,747	282,177
National Bank Holdings Corp., Class A	3,498	155,416
NBT Bancorp, Inc.	3,701	182,718
Northwest Bancshares, Inc.	5,886	89,232
OceanFirst Financial Corp.	8,310	162,294
Old National Bancorp(a)	14,400	372,960
Park National Corp.(a)	1,019	186,467
Peoples Bancorp, Inc.	5,194	199,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
June 30, 2026

Investments	Shares	Value
Pinnacle Financial Partners, Inc.	6,278	$633,325
PNC Financial Services Group, Inc.	25,309	6,231,582
Preferred Bank	1,549	164,597
Prosperity Bancshares, Inc.	5,491	401,008
Provident Financial Services, Inc.	15,142	357,957
Regions Financial Corp.	68,510	2,069,002
Renasant Corp.	6,876	292,505
Republic Bancorp, Inc., Class A	1,141	103,181
S&T Bancorp, Inc.(a)	4,184	205,351
Seacoast Banking Corp. of Florida(a)	6,557	218,020
ServisFirst Bancshares, Inc.	1,585	137,499
Shore Bancshares, Inc.	8,011	183,852
Southstate Bank Corp.	3,764	376,024
Stellar Bancorp, Inc.	5,336	209,811
Stock Yards Bancorp, Inc.(a)	2,346	179,399
Tompkins Financial Corp.	1,915	181,006
Towne Bank	2,612	94,659
Truist Financial Corp.	102,104	5,086,821
Trustmark Corp.	4,838	222,596
U.S. Bancorp	116,207	7,018,903
UMB Financial Corp.	2,994	427,423
United Bankshares, Inc.	5,999	274,934
United Community Banks, Inc.	5,899	206,996
Valley National Bancorp	41,853	613,146
WaFd, Inc.	3,564	136,751
Washington Trust Bancorp, Inc.	4,456	162,555
Webster Financial Corp.	9,747	744,866
Wells Fargo & Co.	179,424	14,827,599
WesBanco, Inc.	10,465	408,449
Western Alliance Bancorp	3,991	328,060
Wintrust Financial Corp.	1,522	244,616
WSFS Financial Corp.	2,478	190,137
Zions Bancorp NA	9,446	653,569
Total Banks		140,383,444
Beverages — 2.1%
Brown-Forman Corp., Class A(a)	1,748	47,825
Brown-Forman Corp., Class B(a)	24,413	650,606
Coca-Cola Co.	232,407	18,887,717
Coca-Cola Consolidated, Inc.	1,560	297,835
Constellation Brands, Inc., Class A	10,097	1,404,392
PepsiCo, Inc.	97,642	13,220,727
Total Beverages		34,509,102
Biotechnology — 3.2%
AbbVie, Inc.	99,191	24,960,423
Amgen, Inc.	41,677	15,092,075
Gilead Sciences, Inc.	88,261	11,150,895
Regeneron Pharmaceuticals, Inc.	1,117	696,494
Total Biotechnology		51,899,887
Broadline Retail — 0.2%
Dillard's, Inc., Class A	1,071	565,938
eBay, Inc.	17,853	1,995,073
Kohl's Corp.	6,391	113,248
Macy's, Inc.(a)	16,960	399,408
Total Broadline Retail		3,073,667
Building Products — 0.2%
AAON, Inc.	953	120,898
Advanced Drainage Systems, Inc.	1,146	179,876
AO Smith Corp.	5,155	323,322
Armstrong World Industries, Inc.	1,462	234,534
Carlisle Cos., Inc.	1,171	424,780
Fortune Brands Innovations, Inc.	5,554	304,915
Griffon Corp.	1,504	146,685
Lennox International, Inc.	819	469,246
Masco Corp.	6,708	545,830
Simpson Manufacturing Co., Inc.	903	189,043
Zurn Elkay Water Solutions Corp.	4,252	214,853
Total Building Products		3,153,982
Capital Markets — 5.4%
Ameriprise Financial, Inc.	2,528	1,159,745
Ares Management Corp., Class A	11,024	1,227,081
Bank of New York Mellon Corp.	37,047	5,357,367
BGC Group, Inc., Class A	8,320	88,941
Blackrock, Inc.	5,564	5,350,120
Blackstone, Inc.	42,543	5,006,035
Blue Owl Capital, Inc.	53,760	470,400
Carlyle Group, Inc.	17,289	728,040
Cboe Global Markets, Inc.	3,351	813,187
Charles Schwab Corp.	39,192	3,616,246
CME Group, Inc.	12,303	2,716,871
Cohen & Steers, Inc.	4,910	373,847
Evercore, Inc., Class A	1,425	486,552
FactSet Research Systems, Inc.	1,235	284,149
Federated Hermes, Inc.	6,359	351,144
Franklin Resources, Inc.	42,734	1,421,760
Goldman Sachs Group, Inc.	16,067	16,249,682
Hamilton Lane, Inc., Class A	2,300	181,309
Houlihan Lokey, Inc.	2,275	305,146
Interactive Brokers Group, Inc., Class A	6,681	581,514
Intercontinental Exchange, Inc.	13,558	1,669,125
Jefferies Financial Group, Inc.	10,399	519,742
KKR & Co., Inc.	10,274	942,948
Lazard, Inc.	6,621	277,685
LPL Financial Holdings, Inc.	810	228,161
MarketAxess Holdings, Inc.	522	59,242
Moelis & Co., Class A	5,266	344,502
Moody's Corp.	3,844	1,741,024
Morgan Stanley	102,284	21,381,447
Morningstar, Inc.	906	141,354
MSCI, Inc.	1,895	1,061,276
Nasdaq, Inc.	12,275	967,516
Northern Trust Corp.	9,123	1,585,942
Perella Weinberg Partners	2,041	32,574
Piper Sandler Cos.	2,949	213,331
PJT Partners, Inc., Class A(a)	256	38,641
Raymond James Financial, Inc.	4,671	710,132
S&P Global, Inc.	4,379	1,783,392
SEI Investments Co.	3,519	308,651
State Street Corp.	15,655	2,655,088
StepStone Group, Inc., Class A	3,375	139,590
Stifel Financial Corp.	5,280	368,386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
June 30, 2026

Investments	Shares	Value
T Rowe Price Group, Inc.	18,114	$2,059,381
TPG, Inc.	8,541	346,338
Tradeweb Markets, Inc., Class A	1,736	173,010
Victory Capital Holdings, Inc., Class A	5,907	496,542
Virtu Financial, Inc., Class A	5,211	310,419
Virtus Investment Partners, Inc.	811	116,378
Total Capital Markets		87,440,953
Chemicals — 0.8%
Albemarle Corp.	2,798	377,814
Avient Corp.	8,280	306,029
Balchem Corp.	578	97,653
Cabot Corp.(a)	3,764	341,846
CF Industries Holdings, Inc.	7,268	786,834
Chemours Co.	9,778	200,645
Corteva, Inc.	14,384	1,218,181
DuPont de Nemours, Inc.	4,662	632,354
Eastman Chemical Co.	10,310	690,564
Ecolab, Inc.	5,545	1,544,892
Element Solutions, Inc.	10,486	500,706
HB Fuller Co.	2,496	145,492
International Flavors & Fragrances, Inc.	11,629	921,249
Minerals Technologies, Inc.	1,584	117,168
Mosaic Co.	21,688	459,569
NewMarket Corp.	492	389,290
Olin Corp.	9,117	180,699
PPG Industries, Inc.	10,319	1,251,592
Quaker Chemical Corp.	943	149,814
RPM International, Inc.	3,710	412,366
Scotts Miracle-Gro Co.(a)	4,237	288,582
Sensient Technologies Corp.	2,486	306,499
Sherwin-Williams Co.	4,183	1,440,291
Total Chemicals		12,760,129
Commercial Services & Supplies — 0.3%
Brady Corp., Class A	2,580	236,251
Brink's Co.	1,441	136,160
Cintas Corp.	7,580	1,289,206
Deluxe Corp.(a)	5,799	138,480
HNI Corp.	3,449	139,374
MSA Safety, Inc.	1,436	250,697
Pitney Bowes, Inc.(a)	9,957	174,447
Republic Services, Inc.	6,758	1,439,995
Rollins, Inc.	17,705	739,007
Tetra Tech, Inc.	3,396	98,110
Veralto Corp.	2,468	218,862
Total Commercial Services & Supplies		4,860,589
Communications Equipment — 1.2%
Cisco Systems, Inc.	156,233	18,351,128
Ubiquiti, Inc.	1,035	552,721
Total Communications Equipment		18,903,849
Construction & Engineering — 0.2%
AECOM	3,114	217,357
Argan, Inc.	369	294,665
Comfort Systems USA, Inc.	388	768,997
EMCOR Group, Inc.	466	386,724
Granite Construction, Inc.	586	92,635
Quanta Services, Inc.	1,702	1,225,508
Valmont Industries, Inc.	547	315,947
WillScot Holdings Corp.(a)	4,078	117,691
Total Construction & Engineering		3,419,524
Construction Materials — 0.1%
Eagle Materials, Inc.	585	131,625
Martin Marietta Materials, Inc.	779	449,249
Vulcan Materials Co.	2,494	735,755
Total Construction Materials		1,316,629
Consumer Finance — 0.8%
Ally Financial, Inc.	15,680	720,496
American Express Co.	17,048	5,766,486
Bread Financial Holdings, Inc.	2,383	258,198
Capital One Financial Corp.	17,104	3,431,405
FirstCash Holdings, Inc.	1,674	362,120
OneMain Holdings, Inc.	11,686	712,495
SLM Corp.	10,600	274,964
Synchrony Financial	13,904	1,057,399
Total Consumer Finance		12,583,563
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	28,612	387,120
Andersons, Inc.	2,105	143,982
Casey's General Stores, Inc.	627	498,333
Costco Wholesale Corp.	4,825	4,513,643
Dollar General Corp.	8,620	992,248
Kroger Co.	26,063	1,447,279
PriceSmart, Inc.	1,407	274,843
Sysco Corp.	26,325	2,200,244
Target Corp.	39,434	5,150,475
Walmart, Inc.	123,449	13,981,834
Weis Markets, Inc.(a)	1,791	140,253
Total Consumer Staples Distribution & Retail		29,730,254
Containers & Packaging — 0.2%
AptarGroup, Inc.	2,560	320,512
Avery Dennison Corp.	2,938	476,984
Ball Corp.	7,148	446,035
Crown Holdings, Inc.	3,340	373,479
Greif, Inc., Class A	3,379	251,702
Packaging Corp. of America	4,393	1,046,764
Silgan Holdings, Inc.	3,835	177,906
Sonoco Products Co.(a)	6,931	390,562
Total Containers & Packaging		3,483,944
Distributors — 0.1%
Genuine Parts Co.	8,125	958,588
Pool Corp.	1,796	385,960
Total Distributors		1,344,548
Diversified Consumer Services — 0.1%
ADT, Inc.	40,726	264,719
H&R Block, Inc.	9,656	367,700
Perdoceo Education Corp.	4,550	145,600
Service Corp. International(a)	4,302	326,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
June 30, 2026

Investments	Shares	Value
Strategic Education, Inc.	1,866	$142,973
Total Diversified Consumer Services		1,247,772
Diversified REITs — 0.1%
Broadstone Net Lease, Inc.	10,665	220,446
Essential Properties Realty Trust, Inc.	10,179	303,843
WP Carey, Inc.	17,391	1,243,456
Total Diversified REITs		1,767,745
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	586,383	12,138,128
Comcast Corp., Class A	308,348	7,569,943
Iridium Communications, Inc.	7,589	416,257
Verizon Communications, Inc.	367,434	15,557,155
Total Diversified Telecommunication Services		35,681,483
Electric Utilities — 3.6%
Alliant Energy Corp.(a)	19,343	1,475,677
American Electric Power Co., Inc.	47,893	6,552,241
Constellation Energy Corp.	3,745	930,146
Duke Energy Corp.	69,167	8,755,159
Edison International	33,064	2,461,615
Entergy Corp.	24,181	2,777,430
Evergy, Inc.	17,533	1,515,377
Eversource Energy	29,743	2,149,527
Exelon Corp.	88,641	4,132,443
FirstEnergy Corp.	49,251	2,341,393
IDACORP, Inc.(a)	2,987	451,933
MGE Energy, Inc.	2,481	202,301
NextEra Energy, Inc.	102,705	9,014,418
NRG Energy, Inc.	5,688	830,789
OGE Energy Corp.	20,503	997,676
Otter Tail Corp.	2,840	255,543
PG&E Corp.	28,269	475,485
Pinnacle West Capital Corp.(a)	9,822	1,050,954
Portland General Electric Co.	9,547	494,821
PPL Corp.	39,358	1,430,663
Southern Co.	68,854	6,590,016
Xcel Energy, Inc.	32,351	2,597,785
Total Electric Utilities		57,483,392
Electrical Equipment — 0.7%
Acuity, Inc.	362	136,351
AMETEK, Inc.	2,904	702,594
Atkore, Inc.	1,359	103,338
Emerson Electric Co.	17,424	2,494,246
EnerSys	1,182	276,375
GE Vernova, Inc.	2,597	3,051,112
Hubbell, Inc.	1,315	688,008
Regal Rexnord Corp.	1,275	303,692
Rockwell Automation, Inc.	4,288	2,122,903
Vertiv Holdings Co., Class A	3,677	1,231,133
Total Electrical Equipment		11,109,752
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	24,350	4,293,392
Avnet, Inc.	5,431	482,382
Badger Meter, Inc.(a)	473	70,184
Cognex Corp.	3,529	255,570
Corning, Inc.	33,854	8,647,327
Crane NXT Co.(a)	1,977	101,143
Jabil, Inc.	1,454	560,488
Littelfuse, Inc.	745	339,221
TD SYNNEX Corp.	2,115	565,424
Total Electronic Equipment, Instruments & Components		15,315,131
Energy Equipment & Services — 0.4%
Archrock, Inc.	11,781	479,605
Baker Hughes Co.	49,896	2,769,228
Cactus, Inc., Class A	2,159	110,606
Halliburton Co.	35,313	1,198,876
Helmerich & Payne, Inc.	6,842	224,007
Kodiak Gas Services, Inc.	8,085	607,426
Liberty Energy, Inc.	7,699	201,637
NOV, Inc.	15,331	284,390
Patterson-UTI Energy, Inc.	44,873	411,934
Total Energy Equipment & Services		6,287,709
Entertainment — 0.2%
Cinemark Holdings, Inc.	4,230	134,218
CuriosityStream, Inc.	11,212	29,824
TKO Group Holdings, Inc.	2,127	428,186
Walt Disney Co.	31,863	3,066,814
Warner Music Group Corp., Class A	5,660	153,216
Total Entertainment		3,812,258
Financial Services — 1.6%
Apollo Global Management, Inc.(a)	16,378	1,937,681
Enact Holdings, Inc.	8,815	402,934
Equitable Holdings, Inc.	13,797	605,412
Federal Agricultural Mortgage Corp., Class C	651	129,725
Global Payments, Inc.	4,603	333,994
HA Sustainable Infrastructure Capital, Inc.	11,904	464,851
Jack Henry & Associates, Inc.	2,096	288,703
Jackson Financial, Inc., Class A	4,750	486,352
Mastercard, Inc., Class A	9,398	4,826,813
MGIC Investment Corp.	17,399	490,652
PayPal Holdings, Inc.	17,889	772,447
PennyMac Financial Services, Inc.	1,498	130,476
Radian Group, Inc.	9,452	356,057
TFS Financial Corp.(a)	22,763	403,360
UWM Holdings Corp.(a)	35,353	80,958
Visa, Inc., Class A	38,543	13,223,718
Voya Financial, Inc.	4,188	379,140
Total Financial Services		25,313,273
Food Products — 0.7%
Archer-Daniels-Midland Co.	29,108	2,223,851
Cal-Maine Foods, Inc.(a)	3,952	318,373
Campbell's Company/The	5,281	117,608
General Mills, Inc.	32,302	1,124,110
Hershey Co.	8,462	1,484,658
Ingredion, Inc.	4,340	411,041
J M Smucker Co.	7,808	878,400
Kraft Heinz Co.	104,054	2,457,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
June 30, 2026

Investments	Shares	Value
Lamb Weston Holdings, Inc.	6,376	$275,316
Marzetti Company/The	1,637	186,880
McCormick & Co., Inc., Non-Voting Shares	14,510	731,594
Tyson Foods, Inc., Class A	18,219	1,043,038
Total Food Products		11,252,624
Gas Utilities — 0.3%
Atmos Energy Corp.	10,195	1,756,293
Chesapeake Utilities Corp.	1,280	156,774
MDU Resources Group, Inc.	11,489	243,682
National Fuel Gas Co.	7,212	556,838
New Jersey Resources Corp.	7,024	393,625
Northwest Natural Holding Co.	5,231	256,633
ONE Gas, Inc.	4,516	348,048
Southwest Gas Holdings, Inc.	6,376	565,424
Spire, Inc.	5,633	439,881
UGI Corp.	21,441	740,572
Total Gas Utilities		5,457,770
Ground Transportation — 0.8%
ArcBest Corp.	1,937	278,037
CSX Corp.	49,620	2,358,439
JB Hunt Transport Services, Inc.	1,836	531,393
Knight-Swift Transportation Holdings, Inc.	4,246	330,636
Landstar System, Inc.	1,838	380,117
Old Dominion Freight Line, Inc.	3,279	710,231
Ryder System, Inc.	2,244	591,900
Schneider National, Inc., Class B	4,634	169,280
Union Pacific Corp.	25,799	7,017,328
Total Ground Transportation		12,367,361
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	61,407	5,572,071
Becton Dickinson & Co.	11,521	1,743,473
CONMED Corp.	2,561	83,822
Embecta Corp.	4,676	15,244
GE HealthCare Technologies, Inc.	4,785	306,288
ResMed, Inc.	3,815	743,467
Stryker Corp.	6,874	2,164,210
Zimmer Biomet Holdings, Inc.	3,454	297,355
Total Health Care Equipment & Supplies		10,925,930
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	6,929	1,646,053
Cencora, Inc.	3,015	853,185
Chemed Corp.	131	61,012
Cigna Group	11,276	3,108,568
CVS Health Corp.	83,671	8,655,765
Encompass Health Corp.	2,679	270,793
Ensign Group, Inc.	509	81,593
HCA Healthcare, Inc.	3,979	1,551,372
Labcorp Holdings, Inc.	1,896	530,880
McKesson Corp.	1,372	1,036,683
Quest Diagnostics, Inc.	3,552	752,846
UnitedHealth Group, Inc.	44,144	18,347,571
Universal Health Services, Inc., Class B	991	147,352
Total Health Care Providers & Services		37,043,673
Health Care REITs — 0.7%
American Healthcare REIT, Inc.	2,648	138,093
CareTrust REIT, Inc.	15,639	631,034
Healthcare Realty Trust, Inc.	23,791	479,865
LTC Properties, Inc.	3,140	120,733
Medical Properties Trust, Inc.(a)	42,829	197,870
National Health Investors, Inc.	3,036	231,525
Sabra Health Care REIT, Inc.(a)	20,791	405,632
Ventas, Inc.	27,797	2,468,374
Welltower, Inc.	26,531	6,021,741
Total Health Care REITs		10,694,867
Hotel & Resort REITs — 0.2%
Chatham Lodging Trust	13,087	173,141
DiamondRock Hospitality Co.	18,357	223,588
Host Hotels & Resorts, Inc.	54,452	1,291,057
Pebblebrook Hotel Trust	9,825	190,703
Ryman Hospitality Properties, Inc.	4,347	558,807
Total Hotel & Resort REITs		2,437,296
Hotels, Restaurants & Leisure — 1.8%
Aramark	5,742	326,720
Booking Holdings, Inc.	11,935	2,127,294
Boyd Gaming Corp.(a)	2,666	235,488
Cheesecake Factory, Inc.(a)	4,631	368,350
Choice Hotels International, Inc.	1,174	129,457
Churchill Downs, Inc.	1,126	100,934
Darden Restaurants, Inc.	7,531	1,551,461
Domino's Pizza, Inc.	1,321	391,069
Expedia Group, Inc.	1,835	469,540
Hilton Worldwide Holdings, Inc.	2,843	939,498
Hyatt Hotels Corp., Class A(a)	254	49,235
Las Vegas Sands Corp.	28,518	1,317,246
Marriott International, Inc., Class A	4,886	1,810,703
McDonald's Corp.	31,900	8,622,889
Papa John's International, Inc.(a)	3,327	122,334
Red Rock Resorts, Inc., Class A(a)	2,938	191,146
Starbucks Corp.	60,525	6,185,050
Texas Roadhouse, Inc.	2,709	523,460
Travel & Leisure Co.	6,566	501,839
Vail Resorts, Inc.	1,925	262,089
Wendy's Co.(a)	11,466	95,053
Wingstop, Inc.	165	28,613
Wyndham Hotels & Resorts, Inc.	3,580	301,472
Wynn Resorts Ltd.	2,327	225,928
Yum! Brands, Inc.	10,009	1,600,039
Total Hotels, Restaurants & Leisure		28,476,907
Household Durables — 0.2%
Century Communities, Inc.(a)	3,911	280,262
DR Horton, Inc.	5,532	901,052
Ethan Allen Interiors, Inc.	4,581	102,340
Installed Building Products, Inc.(a)	467	107,335
KB Home(a)	2,761	172,811
La-Z-Boy, Inc.	3,301	132,436
Meritage Homes Corp.	4,379	367,179
PulteGroup, Inc.	3,283	450,461
Somnigroup International, Inc.	3,734	292,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
June 30, 2026

Investments	Shares	Value
Toll Brothers, Inc.	1,355	$223,236
Total Household Durables		3,029,858
Household Products — 1.7%
Church & Dwight Co., Inc.	7,041	682,132
Clorox Co.	11,795	1,125,715
Colgate-Palmolive Co.	39,144	3,588,722
Energizer Holdings, Inc.(a)	2,962	63,505
Kimberly-Clark Corp.	28,630	3,142,715
Procter & Gamble Co.	126,373	18,531,337
Reynolds Consumer Products, Inc.(a)	12,381	332,430
Spectrum Brands Holdings, Inc.	1,889	161,982
WD-40 Co.	647	157,635
Total Household Products		27,786,173
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	61,012	894,436
Clearway Energy, Inc., Class C	11,613	396,932
Vistra Corp.	5,007	794,261
Total Independent Power & Renewable Electricity Producers		2,085,629
Industrial Conglomerates — 0.4%
3M Co.	16,897	2,735,794
Honeywell International, Inc.	14,558	3,259,536
Total Industrial Conglomerates		5,995,330
Industrial REITs — 0.7%
Americold Realty Trust, Inc.	30,037	472,182
EastGroup Properties, Inc.	4,073	824,905
First Industrial Realty Trust, Inc.	5,087	311,884
LXP Industrial Trust	5,157	277,859
Prologis, Inc.	53,927	7,305,491
Rexford Industrial Realty, Inc.	15,967	534,894
STAG Industrial, Inc.	8,870	337,592
Terreno Realty Corp.	7,222	467,769
Total Industrial REITs		10,532,576
Insurance — 2.1%
Aflac, Inc.	20,985	2,460,491
Allstate Corp.	14,176	3,373,038
American Financial Group, Inc.	6,862	960,268
American International Group, Inc.	23,203	1,729,320
Assurant, Inc.	1,922	516,115
Cincinnati Financial Corp.	6,494	1,202,299
CNO Financial Group, Inc.	5,327	271,571
Erie Indemnity Co., Class A	1,512	362,502
F&G Annuities & Life, Inc.(a)	5,771	153,451
Fidelity National Financial, Inc.	16,047	756,777
First American Financial Corp.	6,563	450,156
Globe Life, Inc.	1,288	230,140
Hanover Insurance Group, Inc.	2,218	474,918
Hartford Insurance Group, Inc.	14,612	1,936,382
Horace Mann Educators Corp.	3,728	192,551
Kemper Corp.	216	5,823
Kinsale Capital Group, Inc.	258	85,091
Lincoln National Corp.	16,136	570,408
Loews Corp.	2,187	247,590
Marsh & McLennan Cos., Inc.	17,190	2,865,057
Mercury General Corp.	3,321	354,085
MetLife, Inc.	34,852	2,948,828
Old Republic International Corp.	15,398	630,086
Primerica, Inc.	1,428	405,838
Principal Financial Group, Inc.	14,523	1,565,289
Progressive Corp.	5,847	1,277,277
Prudential Financial, Inc.	28,725	3,100,289
RLI Corp.(a)	6,049	357,314
Safety Insurance Group, Inc.	737	55,172
Selective Insurance Group, Inc.	1,634	158,514
Stewart Information Services Corp.	2,485	164,060
Travelers Cos., Inc.	10,093	3,331,901
Unum Group	9,193	821,854
WR Berkley Corp.	6,678	470,999
Total Insurance		34,485,454
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A	60,182	21,507,241
Alphabet, Inc., Class C	56,292	19,889,652
Match Group, Inc.	10,361	394,236
Meta Platforms, Inc., Class A	41,885	23,593,402
Total Interactive Media & Services		65,384,531
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	13,484	522,235
CSP, Inc.	3,837	30,466
International Business Machines Corp.	49,890	14,029,567
VeriSign, Inc.	3,145	791,156
Total IT Services		15,373,424
Leisure Products — 0.1%
Acushnet Holdings Corp.	2,692	319,083
Brunswick Corp.	3,223	271,505
Clarus Corp.	14,930	47,029
Hasbro, Inc.	10,832	894,615
Polaris, Inc.	4,358	298,262
Total Leisure Products		1,830,494
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	4,215	559,879
Bio-Techne Corp.	2,346	165,745
Bruker Corp.	2,357	141,844
Danaher Corp.	7,410	1,411,457
Revvity, Inc.	1,797	199,934
Thermo Fisher Scientific, Inc.	3,642	1,825,953
West Pharmaceutical Services, Inc.	915	328,485
Total Life Sciences Tools & Services		4,633,297
Machinery — 2.6%
AGCO Corp.	2,367	283,330
Allison Transmission Holdings, Inc.	2,784	313,868
Caterpillar, Inc.	9,177	9,772,587
Crane Co.	508	113,320
Cummins, Inc.	5,889	4,200,094
Deere & Co.	6,713	4,258,257
Donaldson Co., Inc.	5,051	453,428
Dover Corp.	3,424	767,935
Enerpac Tool Group Corp.	2,445	87,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
June 30, 2026

Investments	Shares	Value
Esab Corp.	315	$31,068
Federal Signal Corp.	712	91,485
Flowserve Corp.	5,293	392,529
Fortive Corp.	4,071	248,697
Franklin Electric Co., Inc.	1,496	160,356
Graco, Inc.	3,734	282,328
Greenbrier Cos., Inc.(a)	1,083	53,078
Illinois Tool Works, Inc.	14,110	3,816,332
ITT, Inc.	2,389	472,449
JBT Marel Corp.(a)	710	102,950
Kadant, Inc.	393	123,492
Kennametal, Inc.	4,527	158,671
Lincoln Electric Holdings, Inc.	1,859	493,583
Mueller Industries, Inc.	2,998	368,544
Mueller Water Products, Inc., Class A	7,907	204,238
Nordson Corp.	1,261	380,431
Oshkosh Corp.	2,287	351,009
Otis Worldwide Corp.	13,701	980,992
PACCAR, Inc.	38,193	4,587,743
Parker-Hannifin Corp.	3,103	3,035,106
Snap-on, Inc.	2,570	1,034,168
Stanley Black & Decker, Inc.	12,333	1,160,782
Tennant Co.(a)	1,186	103,822
Terex Corp.	2,761	199,869
Timken Co.	3,346	486,241
Toro Co.	2,283	222,410
Trinity Industries, Inc.	6,803	235,248
Watts Water Technologies, Inc., Class A	605	236,827
Westinghouse Air Brake Technologies Corp.	2,283	615,497
Worthington Enterprises, Inc.	2,200	118,272
Xylem, Inc.	4,830	570,954
Total Machinery		41,569,668
Marine Transportation — 0.0%
Matson, Inc.	1,097	210,876
Media — 0.2%
Fox Corp., Class A	3,155	164,565
Fox Corp., Class B	8,620	403,761
Gray Media, Inc.	6,857	27,222
John Wiley & Sons, Inc., Class A	1,639	79,508
National CineMedia, Inc.	8,970	34,086
New York Times Co., Class A	5,148	360,257
News Corp., Class A	7,559	187,690
News Corp., Class B(a)	1,307	36,674
Nexstar Media Group, Inc.	2,559	457,012
Omnicom Group, Inc.	14,126	1,028,797
Paramount Skydance Corp., Class B	27,239	268,577
Sinclair, Inc.	5,986	85,300
Sirius XM Holdings, Inc.(a)	29,382	867,944
Total Media		4,001,393
Metals & Mining — 0.6%
Alcoa Corp.	6,069	316,438
Commercial Metals Co.	3,630	227,783
Freeport-McMoRan, Inc.	36,636	2,304,038
Hecla Mining Co.	10,391	160,333
Kaiser Aluminum Corp.	201	39,322
Newmont Corp.	33,558	3,134,317
Nucor Corp.	5,376	1,197,504
Reliance, Inc.	1,734	647,822
Royal Gold, Inc.	2,250	449,122
Steel Dynamics, Inc.	4,016	921,511
Total Metals & Mining		9,398,190
Multi-Utilities — 1.6%
Ameren Corp.	19,711	2,228,131
Avista Corp.	7,849	321,103
Black Hills Corp.	6,717	499,745
CenterPoint Energy, Inc.	28,872	1,271,523
CMS Energy Corp.	16,636	1,272,654
Consolidated Edison, Inc.	23,323	2,580,223
Dominion Energy, Inc.	68,407	4,671,514
DTE Energy Co.	12,620	1,922,909
NiSource, Inc.	35,182	1,672,904
Northwestern Energy Group, Inc.	7,165	513,157
Public Service Enterprise Group, Inc.	30,960	2,512,714
Sempra	34,339	3,183,569
WEC Energy Group, Inc.	20,730	2,420,642
Total Multi-Utilities		25,070,788
Office REITs — 0.1%
COPT Defense Properties	7,861	286,062
Cousins Properties, Inc.	14,193	425,506
Empire State Realty Trust, Inc., Class A	16,634	89,990
Highwoods Properties, Inc.	10,813	326,120
Kilroy Realty Corp.	10,685	400,367
SL Green Realty Corp.	6,839	354,055
Total Office REITs		1,882,100
Oil, Gas & Consumable Fuels — 6.7%
Antero Midstream Corp.	46,912	1,067,248
APA Corp.	33,761	1,099,596
California Resources Corp.	5,316	281,057
Cheniere Energy, Inc.	3,965	947,675
Chevron Corp.	134,212	22,246,981
Chord Energy Corp.	3,629	414,795
ConocoPhillips	85,192	8,856,560
Crescent Energy Co., Class A	23,359	229,385
Delek US Holdings, Inc.	2,702	137,289
Devon Energy Corp.	62,073	2,564,856
Diamondback Energy, Inc.	13,359	2,348,245
DT Midstream, Inc.	6,373	935,174
EOG Resources, Inc.	37,177	4,822,972
EQT Corp.	11,720	623,153
Expand Energy Corp.	8,480	773,291
Exxon Mobil Corp.	201,863	27,598,709
HF Sinclair Corp.	12,426	865,471
Kinder Morgan, Inc.	179,055	5,724,388
Magnolia Oil & Gas Corp., Class A	12,782	326,964
Marathon Petroleum Corp.	12,308	3,146,786
Matador Resources Co.	8,677	431,941
Murphy Oil Corp.	11,838	385,445
Northern Oil & Gas, Inc.(a)	8,082	146,688
Occidental Petroleum Corp.	42,421	2,060,388
Ovintiv, Inc.	14,828	780,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
June 30, 2026

Investments	Shares	Value
PBF Energy, Inc., Class A	6,927	$315,317
Permian Resources Corp., Class A	62,075	1,142,801
Phillips 66	26,194	4,428,096
Range Resources Corp.	6,223	231,433
Riley Exploration Permian, Inc.	1,683	55,472
Sunococorp LLC	3,733	252,612
Targa Resources Corp.	8,906	2,388,055
Texas Pacific Land Corp.	921	403,067
Valero Energy Corp.	15,182	3,954,000
Williams Cos., Inc.	73,783	5,485,028
Total Oil, Gas & Consumable Fuels		107,471,632
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	2,110	165,972
Sylvamo Corp.	2,441	92,270
Total Paper & Forest Products		258,242
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	12,125	1,135,627
Southwest Airlines Co.	19,745	1,015,288
Total Passenger Airlines		2,150,915
Personal Care Products — 0.0%
Estee Lauder Cos., Inc., Class A	5,929	468,094
Inter Parfums, Inc.(a)	2,836	317,235
Nu Skin Enterprises, Inc., Class A	6,763	35,709
Total Personal Care Products		821,038
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	168,936	9,734,092
Eli Lilly & Co.	15,387	18,455,629
Johnson & Johnson	114,441	29,064,581
Merck & Co., Inc.	154,620	19,868,670
Organon & Co.	5,022	67,998
Pfizer, Inc.	493,413	11,881,385
Viatris, Inc.	91,413	1,451,639
Zoetis, Inc.	8,729	627,266
Total Pharmaceuticals		91,151,260
Professional Services — 0.5%
Automatic Data Processing, Inc.	19,455	4,356,947
Booz Allen Hamilton Holding Corp.	6,463	392,110
Broadridge Financial Solutions, Inc.	3,810	521,779
Concentrix Corp.(a)	5,471	122,578
Equifax, Inc.	2,319	368,072
Exponent, Inc.	776	45,598
ICF International, Inc.	1,017	74,099
Jacobs Solutions, Inc.	2,300	289,800
KBR, Inc.	2,592	89,502
Kforce, Inc.	157	7,366
Korn Ferry	3,603	239,888
Leidos Holdings, Inc.	3,171	326,518
Maximus, Inc.	2,889	155,313
Paycom Software, Inc.	1,150	144,532
Science Applications International Corp.	1,665	183,833
SS&C Technologies Holdings, Inc.	6,363	394,824
TransUnion	1,871	134,974
TriNet Group, Inc.	1,455	72,008
Verisk Analytics, Inc.	2,220	398,556
Total Professional Services		8,318,297
Real Estate Management & Development — 0.0%
AGNT, Inc.(a)	8,797	47,592
Residential REITs — 0.6%
American Homes 4 Rent, Class A	23,751	796,134
AvalonBay Communities, Inc.	9,008	1,699,719
Camden Property Trust	6,878	787,462
Equity LifeStyle Properties, Inc.	9,816	632,641
Equity Residential	29,463	2,001,422
Essex Property Trust, Inc.	3,924	1,144,199
Independence Realty Trust, Inc.	14,778	246,645
Sun Communities, Inc.	9,729	1,166,604
UDR, Inc.	26,921	1,074,686
UMH Properties, Inc.	9,190	139,137
Total Residential REITs		9,688,649
Retail REITs — 1.1%
Agree Realty Corp.	5,444	412,329
Brixmor Property Group, Inc.	23,432	738,811
Federal Realty Investment Trust	6,312	779,153
InvenTrust Properties Corp.	5,338	188,965
Kimco Realty Corp.	58,459	1,481,936
Macerich Co.(a)	14,479	364,726
NNN REIT, Inc.	16,252	756,206
Phillips Edison & Co., Inc.	7,478	311,234
Realty Income Corp.	76,197	4,721,166
Regency Centers Corp.	12,055	961,266
Simon Property Group, Inc.	28,795	6,440,002
Urban Edge Properties	10,529	240,903
Total Retail REITs		17,396,697
Semiconductors & Semiconductor Equipment — 9.8%
Amkor Technology, Inc.	5,369	462,969
Analog Devices, Inc.	12,905	5,125,479
Applied Materials, Inc.	10,277	7,430,271
Broadcom, Inc.	82,033	30,987,966
Entegris, Inc.	2,162	388,857
KLA Corp.	23,890	7,207,852
Lam Research Corp.	23,603	10,227,888
Marvell Technology, Inc.	7,408	2,206,769
Micron Technology, Inc.	10,735	12,391,303
MKS, Inc.	1,636	727,693
Monolithic Power Systems, Inc.	801	1,107,270
NVIDIA Corp.	271,616	54,347,645
Qnity Electronics, Inc.	2,474	404,029
Qualcomm, Inc.	41,161	7,606,141
Skyworks Solutions, Inc.(a)	9,676	656,033
Teradyne, Inc.	1,537	743,662
Texas Instruments, Inc.	52,803	15,738,990
Universal Display Corp.	1,028	89,015
Total Semiconductors & Semiconductor Equipment		157,849,832
Software — 3.8%
Bentley Systems, Inc., Class B(a)	3,800	113,582
Clear Secure, Inc., Class A(a)	3,856	214,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
June 30, 2026

Investments	Shares	Value
Dolby Laboratories, Inc., Class A(a)	3,690	$194,020
Gen Digital, Inc.	18,981	472,437
InterDigital, Inc.	846	239,528
Intuit, Inc.	3,035	792,135
Microsoft Corp.	132,816	49,543,024
Oracle Corp.	51,376	7,529,153
Pegasystems, Inc.	2,335	69,980
ReposiTrak, Inc.	3,619	32,571
Salesforce, Inc.	12,842	2,011,828
Total Software		61,213,153
Specialized REITs — 1.7%
American Tower Corp.	33,044	5,405,007
CubeSmart	20,271	806,178
Digital Realty Trust, Inc.	18,807	3,377,361
EPR Properties	7,359	426,895
Equinix, Inc.	4,559	4,752,256
Extra Space Storage, Inc.	18,298	2,658,699
Four Corners Property Trust, Inc.	6,403	157,194
Iron Mountain, Inc.	21,364	2,698,487
Lamar Advertising Co., Class A	6,265	977,215
Millrose Properties, Inc.	12,630	379,531
National Storage Affiliates Trust	8,346	371,147
Outfront Media, Inc.	12,752	417,755
Public Storage	13,402	4,265,991
Rayonier, Inc.	11,491	244,528
Safehold, Inc.	7,001	109,916
SBA Communications Corp.	4,145	731,427
Total Specialized REITs		27,779,587
Specialty Retail — 2.1%
Academy Sports & Outdoors, Inc.(a)	1,072	50,523
Advance Auto Parts, Inc.	2,343	145,781
American Eagle Outfitters, Inc.	7,419	127,607
Bath & Body Works, Inc.	5,044	116,668
Best Buy Co., Inc.	18,398	1,396,040
Buckle, Inc.	4,798	202,476
Build-A-Bear Workshop, Inc.	966	29,569
Dick's Sporting Goods, Inc.	2,135	484,239
Gap, Inc.	17,462	326,190
Home Depot, Inc.	48,161	16,985,422
Lithia Motors, Inc.	418	121,425
Lowe's Cos., Inc.	20,198	4,453,457
Monro, Inc.	2,169	37,112
Murphy USA, Inc.	223	120,168
Penske Automotive Group, Inc.(a)	3,558	636,704
Ross Stores, Inc.	5,867	1,248,791
Sonic Automotive, Inc., Class A	1,899	161,016
TJX Cos., Inc.	35,585	5,391,128
Tractor Supply Co.	20,315	642,157
Upbound Group, Inc.	1,841	39,066
Williams-Sonoma, Inc.	3,191	743,822
Winmark Corp.(a)	284	120,155
Total Specialty Retail		33,579,516
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	116,797	33,796,380
Dell Technologies, Inc., Class C	10,000	4,314,600
Hewlett Packard Enterprise Co.	57,264	2,583,179
NetApp, Inc.	6,859	1,061,499
Western Digital Corp.	3,896	2,488,453
Total Technology Hardware, Storage & Peripherals		44,244,111
Textiles, Apparel & Luxury Goods — 0.3%
Kontoor Brands, Inc.	3,800	316,692
Lakeland Industries, Inc.(a)	4,586	49,024
Levi Strauss & Co., Class A	7,331	182,029
NIKE, Inc., Class B	37,247	1,528,989
PVH Corp.	1,472	109,311
Ralph Lauren Corp.	1,393	559,164
Steven Madden Ltd.	3,116	131,184
Tapestry, Inc.	8,962	1,311,857
VF Corp.	13,329	222,328
Wolverine World Wide, Inc.	2,192	36,234
Total Textiles, Apparel & Luxury Goods		4,446,812
Tobacco — 1.9%
Altria Group, Inc.	146,901	10,569,527
Philip Morris International, Inc.	113,355	20,507,053
Universal Corp.	3,037	158,440
Total Tobacco		31,235,020
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	863	291,823
Fastenal Co.	42,862	2,058,662
Ferguson Enterprises, Inc.	7,163	1,699,995
GATX Corp.	1,258	222,905
Global Industrial Co.	2,997	100,280
McGrath RentCorp	969	117,278
MSC Industrial Direct Co., Inc., Class A	5,135	610,808
Rush Enterprises, Inc., Class A	2,660	194,140
United Rentals, Inc.	965	1,093,239
WESCO International, Inc.	790	272,890
WW Grainger, Inc.	921	1,252,928
Total Trading Companies & Distributors		7,914,948
Water Utilities — 0.1%
American States Water Co.	3,499	289,122
American Water Works Co., Inc.	8,564	1,126,851
Essential Utilities, Inc.	17,308	663,070
Total Water Utilities		2,079,043
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	40,946	6,867,873
Total United States		1,605,773,590
Puerto Rico — 0.1%
Banks — 0.1%
First BanCorp	17,608	459,040
OFG Bancorp	4,698	230,531
Popular, Inc.	4,354	714,840
Total Banks		1,404,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
June 30, 2026

Investments	Shares	Value
Financial Services — 0.0%
EVERTEC, Inc.	1,409	$39,142
Total Puerto Rico		1,443,553
TOTAL COMMON STOCKS (COST: $1,081,585,561)		1,607,217,143
MUTUAL FUND — 0.3%
United States — 0.3%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)

(Cost: $4,506,223)	4,506,223	4,506,223
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)

(Cost: $2,937,308)	2,937,308	2,937,308
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $1,089,029,092)		1,614,660,674
Other Liabilities less Assets — (0.1)%		(1,599,771)
NET ASSETS — 100.0%		$1,613,060,903

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,103,921 and the total market value of the collateral held by the Fund was $16,438,987. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,501,679.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$6,400,000	$6,400,000	$—	$—	$–	^	$514

^	As of June 30, 2026, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Total Dividend Fund (DTD)
June 30, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,607,217,143	$–	$–	$1,607,217,143
Mutual Fund	–	4,506,223	–	4,506,223
Investment of Cash Collateral for Securities Loaned	–	2,937,308	–	2,937,308
Total Investments in Securities	$1,607,217,143	$7,443,531	$–	$1,614,660,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Value Fund (WTV)
June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 98.7%
Aerospace & Defense — 0.0%
Honeywell Aerospace, Inc.*	35	$7,738
Automobiles — 0.3%
Ford Motor Co.	693,429	9,638,663
Banks — 4.2%
Bank of America Corp.	325,465	18,544,996
Citigroup, Inc.	385,789	53,995,028
Regions Financial Corp.	1,059,872	32,008,134
Wells Fargo & Co.	227,026	18,761,429
Total Banks		123,309,587
Beverages — 2.2%
Brown-Forman Corp., Class B	462,898	12,336,231
Constellation Brands, Inc., Class A	150,931	20,992,993
Molson Coors Beverage Co., Class B	801,952	31,244,050
Total Beverages		64,573,274
Biotechnology — 0.3%
United Therapeutics Corp.*	14,957	8,104,151
Building Products — 1.7%
AO Smith Corp.	260,439	16,334,734
Johnson Controls International PLC	92,635	13,534,900
Masco Corp.	254,441	20,703,864
Total Building Products		50,573,498
Capital Markets — 9.8%
Affiliated Managers Group, Inc.	81,092	27,441,533
Ameriprise Financial, Inc.	38,354	17,595,281
Bank of New York Mellon Corp.	162,912	23,558,704
Blackstone, Inc.	131,291	15,449,012
Blue Owl Capital, Inc.	1,852,383	16,208,351
Carlyle Group, Inc.	330,041	13,898,026
Charles Schwab Corp.	158,822	14,654,506
FactSet Research Systems, Inc.	34,381	7,910,380
Franklin Resources, Inc.	811,554	27,000,402
Goldman Sachs Group, Inc.	19,349	19,568,998
Morgan Stanley	189,571	39,627,922
Morningstar, Inc.	77,590	12,105,592
MSCI, Inc.	24,343	13,633,054
Northern Trust Corp.	115,047	19,999,770
Raymond James Financial, Inc.	77,255	11,745,078
S&P Global, Inc.	20,191	8,222,987
Total Capital Markets		288,619,596
Chemicals — 1.0%
DuPont de Nemours, Inc.	103,265	14,006,865
PPG Industries, Inc.	116,163	14,089,410
Total Chemicals		28,096,275
Communications Equipment — 2.1%
Cisco Systems, Inc.	514,885	60,478,392
Consumer Finance — 0.7%
Synchrony Financial	260,091	19,779,921
Consumer Staples Distribution & Retail — 2.7%
Kroger Co.	362,257	20,116,131
Sysco Corp.	123,661	10,335,586
Target Corp.	375,360	49,025,770
Total Consumer Staples Distribution & Retail		79,477,487
Containers & Packaging — 1.4%
Ball Corp.	660,805	41,234,232
Diversified REITs — 0.8%
WP Carey, Inc.	345,630	24,712,545
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,260,503	26,092,412
Verizon Communications, Inc.	772,915	32,725,221
Total Diversified Telecommunication Services		58,817,633
Electric Utilities — 4.2%
Duke Energy Corp.	159,102	20,139,131
Edison International	481,670	35,860,331
Evergy, Inc.	204,804	17,701,210
Eversource Energy	269,660	19,488,328
FirstEnergy Corp.	361,377	17,179,863
Pinnacle West Capital Corp.(a)	126,019	13,484,033
Total Electric Utilities		123,852,896
Energy Equipment & Services — 1.4%
Halliburton Co.	357,396	12,133,594
SLB Ltd.	648,809	30,163,131
Total Energy Equipment & Services		42,296,725
Entertainment — 0.6%
Walt Disney Co.	197,300	18,990,125
Financial Services — 3.9%
Apollo Global Management, Inc.	135,799	16,066,380
Berkshire Hathaway, Inc., Class B*	155,597	77,859,183
Global Payments, Inc.	302,272	21,932,856
Total Financial Services		115,858,419
Food Products — 1.8%
General Mills, Inc.	573,867	19,970,572
Kraft Heinz Co.	1,422,004	33,587,734
Total Food Products		53,558,306
Gas Utilities — 0.5%
UGI Corp.	427,819	14,776,868
Ground Transportation — 2.3%
JB Hunt Transport Services, Inc.	80,285	23,236,888
Ryder System, Inc.	136,953	36,124,093
Uber Technologies, Inc.*	100,559	7,256,337
Total Ground Transportation		66,617,318
Health Care Providers & Services — 4.2%
Cigna Group	87,208	24,041,502
DaVita, Inc.*	216,697	48,210,749
HCA Healthcare, Inc.	49,671	19,366,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Value Fund (WTV)
June 30, 2026

Investments	Shares	Value
UnitedHealth Group, Inc.	78,518	$32,634,436
Total Health Care Providers & Services		124,252,913
Health Care REITs — 1.3%
Healthpeak Properties, Inc.	1,745,731	37,358,643
Hotels, Restaurants & Leisure — 1.8%
Darden Restaurants, Inc.	103,662	21,355,409
Las Vegas Sands Corp.	226,060	10,441,711
MGM Resorts International*	458,147	21,904,008
Total Hotels, Restaurants & Leisure		53,701,128
Household Durables — 0.4%
DR Horton, Inc.	72,836	11,863,528
Household Products — 1.4%
Kimberly-Clark Corp.	208,292	22,864,213
Procter & Gamble Co.	133,255	19,540,513
Total Household Products		42,404,726
Industrial Conglomerates — 1.1%
3M Co.	112,934	18,285,144
Honeywell International, Inc.	60,984	13,654,318
Total Industrial Conglomerates		31,939,462
Industrial REITs — 0.9%
Lineage, Inc.	576,573	24,936,782
Insurance — 3.8%
Axis Capital Holdings Ltd.	198,543	21,331,460
Fidelity National Financial, Inc.	311,917	14,710,006
Hartford Insurance Group, Inc.	111,348	14,755,837
Old Republic International Corp.	317,187	12,979,292
Primerica, Inc.	49,399	14,039,196
Progressive Corp.	104,730	22,878,268
Willis Towers Watson PLC	42,038	10,987,472
Total Insurance		111,681,531
Interactive Media & Services — 2.9%
Match Group, Inc.	722,226	27,480,700
Meta Platforms, Inc., Class A	63,125	35,557,681
Pinterest, Inc., Class A*(a)	568,299	11,951,328
Snap, Inc., Class A*	2,397,514	10,644,962
Total Interactive Media & Services		85,634,671
IT Services — 0.3%
International Business Machines Corp.	35,468	9,973,956
Leisure Products — 0.7%
Brunswick Corp.	234,196	19,728,671
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	68,185	34,185,232
Machinery — 2.7%
Fortive Corp.	343,608	20,991,013
Illinois Tool Works, Inc.	69,953	18,920,188
Middleby Corp.*	128,368	22,080,579
Snap-on, Inc.	40,060	16,120,144
Total Machinery		78,111,924
Media — 0.4%
Sirius XM Holdings, Inc.(a)	377,638	11,155,426
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	143,164	23,730,865
Exxon Mobil Corp.	174,341	23,835,901
HF Sinclair Corp.	404,572	28,178,440
Marathon Petroleum Corp.	96,490	24,669,598
Phillips 66	93,981	15,887,488
Valero Energy Corp.	66,495	17,317,958
Total Oil, Gas & Consumable Fuels		133,620,250
Passenger Airlines — 1.9%
Southwest Airlines Co.	1,105,974	56,869,183
Pharmaceuticals — 3.4%
Merck & Co., Inc.	319,371	41,039,174
Pfizer, Inc.	776,454	18,697,012
Viatris, Inc.	2,603,182	41,338,530
Total Pharmaceuticals		101,074,716
Semiconductors & Semiconductor Equipment — 6.3%
Micron Technology, Inc.	19,459	22,461,329
NVIDIA Corp.	485,053	97,054,255
Qualcomm, Inc.	176,912	32,691,569
Skyworks Solutions, Inc.(a)	477,984	32,407,315
Total Semiconductors & Semiconductor Equipment		184,614,468
Software — 5.1%
Adobe, Inc.*	160,211	32,846,459
Gen Digital, Inc.	310,739	7,734,294
Salesforce, Inc.	301,582	47,245,836
Workday, Inc., Class A*	84,935	10,397,743
Zoom Communications, Inc., Class A*	603,485	52,086,790
Total Software		150,311,122
Specialized REITs — 2.3%
Crown Castle, Inc.	237,262	17,967,851
Gaming & Leisure Properties, Inc.	594,969	26,493,970
VICI Properties, Inc.	824,019	21,877,704
Total Specialized REITs		66,339,525
Specialty Retail — 2.4%
Best Buy Co., Inc.	351,849	26,698,302
Gap, Inc.	638,829	11,933,326
Lithia Motors, Inc.	55,475	16,114,933
Penske Automotive Group, Inc.(a)	96,738	17,311,265
Total Specialty Retail		72,057,826
Technology Hardware, Storage & Peripherals — 3.0%
Dell Technologies, Inc., Class C	207,407	89,487,824
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	473,591	19,440,911
Tobacco — 1.3%
Altria Group, Inc.	548,219	39,444,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Value Fund (WTV)
June 30, 2026

Investments	Shares	Value
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	142,290	$23,866,302
Total United States		2,907,428,726
Bermuda — 0.6%
Insurance — 0.6%
RenaissanceRe Holdings Ltd.	58,530	18,548,157
Sweden — 0.6%
Automobile Components — 0.6%
Autoliv, Inc.(a)	137,676	15,993,821
TOTAL COMMON STOCKS (COST: $2,694,658,675)		2,941,970,704
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b)

(Cost: $592,435)	592,435	592,435
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.0%
United States — 1.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)	15,741,253	15,741,253
WisdomTree Treasury Money Market Digital Fund, 3.45%(b)(c)	14,600,000	14,600,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $30,341,253)		30,341,253
TOTAL INVESTMENTS IN SECURITIES — 100.9% (Cost: $2,725,592,363)		2,972,904,392
Other Liabilities less Assets — (0.9)%		(25,972,993)
NET ASSETS — 100.0%		$2,946,931,399

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2026. At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $54,293,276 and the total market value of the collateral held by the Fund was $55,514,285. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,173,032.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2026.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Value Fund (WTV)
June 30, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2026 were as follows:

Affiliate	Value at 3/31/2026	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$11,800,000	$51,800,000	$49,000,000	$—	$—	$14,600,000	$34,909

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,941,970,704	$–	$–	$2,941,970,704
Mutual Fund	–	592,435	–	592,435
Investment of Cash Collateral for Securities Loaned	–	30,341,253	–	30,341,253
Total Investments in Securities	$2,941,970,704	$30,933,688	$–	$2,972,904,392

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Schedule of Investments (unaudited)

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a  security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

Notes to Schedule of Investments (unaudited) (concluded)

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended June 30, 2026, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Subsequent Event — Effective August 3, 2026, the ticker symbol for WisdomTree GeoAlpha Opportunities Fund was changed from GEOA to OPPG.